UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2015

Item 1. Reports to Stockholders.

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

i	Message from the Chairman
1	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments
76	Bull ProFund
78	Mid-Cap ProFund
83	Small-Cap ProFund
86	NASDAQ-100 ProFund
88	Large-Cap Value ProFund
93	Large-Cap Growth ProFund
97	Mid-Cap Value ProFund
101	Mid-Cap Growth ProFund
104	Small-Cap Value ProFund
110	Small-Cap Growth ProFund
115	Europe 30 ProFund
116	UltraBull ProFund
118	UltraMid-Cap ProFund
123	UltraSmall-Cap ProFund
126	UltraDow 30 ProFund
128	UltraNASDAQ-100 ProFund
130	UltraInternational ProFund
131	UltraEmerging Markets ProFund
133	UltraLatin America ProFund
135	UltraChina ProFund
137	UltraJapan ProFund
138	Bear ProFund
139	Short Small-Cap ProFund
140	Short NASDAQ-100 ProFund
141	UltraBear ProFund
142	UltraShort Mid-Cap ProFund
143	UltraShort Small-Cap ProFund
144	UltraShort Dow 30 ProFund
145	UltraShort NASDAQ-100 ProFund
146	UltraShort International ProFund
147	UltraShort Emerging Markets ProFund
148	UltraShort Latin America ProFund
149	UltraShort China ProFund
150	UltraShort Japan ProFund
151	Banks UltraSector ProFund
153	Basic Materials UltraSector ProFund
155	Biotechnology UltraSector ProFund
156	Consumer Goods UltraSector ProFund
158	Consumer Services UltraSector ProFund
161	Financials UltraSector ProFund
165	Health Care UltraSector ProFund
167	Industrials UltraSector ProFund
171	Internet UltraSector ProFund
173	Mobile Telecommunications UltraSector ProFund
174	Oil & Gas UltraSector ProFund
176	Oil Equipment, Services & Distribution UltraSector ProFund
178	Pharmaceuticals UltraSector ProFund
179	Precious Metals UltraSector ProFund
180	Real Estate UltraSector ProFund
182	Semiconductor UltraSector ProFund
183	Technology UltraSector ProFund
185	Telecommunications UltraSector ProFund
186	Utilities UltraSector ProFund
188	Short Oil & Gas ProFund
189	Short Precious Metals ProFund
190	Short Real Estate ProFund
191	U.S. Government Plus ProFund
192	Rising Rates Opportunity 10 ProFund
193	Rising Rates Opportunity ProFund
194	Rising U.S. Dollar ProFund
196	Falling U.S. Dollar ProFund
199	Statements of Assets and Liabilities
213	Statements of Operations
227	Statements of Changes in Net Assets
253	Financial Highlights
285	Notes to Financial Statements
319	Report of Independent Registered Public Accounting Firm
320	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report for the 12 months ended July 31, 2015.

Global Equity Markets Mixed

U.S. equity markets delivered solid results for the period. Small- and mid-cap stocks generally outpaced large caps, except for the technology-heavy NASDAQ-100 Index, which stole the show with a return of 19.3%. The S&P 500® returned 11.2%, the Dow® gained 9.3%, the S&P MidCap 400® was up 11.3%, and the Russell 2000® Index rose 12.0%. The bulk of these gains came during the first half of the period, with U.S. stocks struggling to rise further during the second half. U.S. economic growth continues at a steady pace, but a strong dollar hurt U.S. exports and corporate profits this year.

Six of the 10 Dow Jones U.S. Industry IndexesSM delivered positive returns for the 12-month period. Health care and consumer services were the star performers, with gains of 29.4% and 24.7%, respectively. Oil & gas declined sharply, down 27.1%, as the price of oil plummeted. Basic materials were off 10%, as the prices of various commodities declined. Precious metals, a subsector of basic materials, tumbled 52.4%

Markets outside the United States were mostly down, except for Japan, which rose 10.8%, as measured by the Nikkei 225 Index. The entirety of this gain came in 2015, when U.S. investors began flocking to Japanese stocks, attracted by cheap equity valuations relative to U.S. stocks and encouraged by government moves to stimulate the Japanese economy. The MSCI EAFE Index lost 0.3% and the MSCI Europe Index fell 1.0% in U.S. dollar terms. In euro terms, European markets delivered healthy gains, but these gains were wiped out by U.S. dollar appreciation. The U.S. dollar gained 19.5% against its benchmark basket of currencies, which includes the euro.

Emerging markets dropped sharply, with the BNY Mellon Emerging Markets 50 ADR Index down 18.0%. Latin America suffered the steepest declines, with the BNY Mellon Latin America 35 ADR Index down 33.2% amid falling commodity prices and a major corruption scandal in Brazil. China was off 3.5%, as measured by the BNY China Select ADR Index.

Fixed Income Markets Waver

U.S. bond markets were mostly higher for the 12 months ended July 31, 2015, with the Barclays U.S. Aggregate Bond Index up 2.8%. Long-dated Treasurys were the strongest performers, returning 9.6%, as measured by the Ryan Labs Treasury 30 Year Index. This result belies the volatility in the bond market in the spring of 2015, when the long bond and investment grade bonds gave up more than half of their gains over the prior eight months. Medium-term bonds delivered modest returns, with the Ryan Labs 10 Year Treasury Index up 4.6%. The iBoxx $ Liquid Investment Grade Index gained 1.6% and the iBoxx $ Liquid High Yield Index was flat.

Whatever your view on the market, ProFunds provides opportunities to help you manage risk and potentially enhance returns. To learn more, please visit us at ProFunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

i

This Page Intentionally Left Blank

Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds and Falling U.S. Dollar ProFund, seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”).

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark both on a single day and over time (each, a “Matching Fund” and, collectively, the “Matching Funds”).

All other ProFunds are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds (other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 2015(1):

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund’s benchmark (and its impact on compounding).

•  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.(2)

•  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause Fund performance for periods longer than a single day to be more or less than the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) dividends and interest paid

(1)   Past performance is not a guarantee of future results.

(2)   Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund’s benchmark index.

Management Discussion of Fund Performance (unaudited) :: 3

with respect to the securities in the benchmark, e) the benchmark’s volatility; and f) the benchmark’s performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2015 was 12.2%, which was higher than the prior year’s volatility of 10.5%. The volatility of each Geared Fund benchmark is shown below:

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	37.4%
BNY Mellon Latin America 35 ADR Index	25.2%
Dow Jones U.S. Oil Equipment, Services and Distribution Index	24.1%
Dow Jones U.S. Biotechnology Index	22.2%
BNY Mellon China Select ADR Index	22.1%
Dow Jones U.S. Oil & Gas Index	22.1%
Dow Jones U.S. Semiconductors Index	21.3%
BNY Mellon Emerging Markets 50 ADR Index	18.7%
Dow Jones U.S. Mobile Telecommunications Index	18.7%
Nikkei 225 Stock Average	17.8%
Dow Jones U.S. Banks Index	16.7%
Dow Jones Internet Composite Index	16.4%
ProFunds Europe 30 Index®	16.3%
Dow Jones U.S. Basic Materials Index	16.0%
Dow Jones U.S. Utilities Index	15.7%
Ryan Labs 30 Year Treasury Index	15.7%
Dow Jones U.S. Technology Index	15.1%
Russell 2000® Index	15.0%
S&P SmallCap 600 Growth Index	14.8%
Dow Jones U.S. Health Care Index	14.7%
NASDAQ-100® Index	14.1%
S&P SmallCap 600 Value Index	13.9%
Dow Jones U.S. Industrials Index	13.6%
Dow Jones U.S. Pharmaceuticals Index	13.6%
Dow Jones U.S. Real Estate Index	13.4%
Dow Jones U.S. Financials Index	12.8%
S&P MidCap 400 Growth Index	12.7%
Dow Jones U.S. Telecommunications Index	12.7%
S&P 500 Growth Index	12.7%
S&P MidCap 400 Value Index	12.6%
Dow Jones U.S. Consumer Services Index	12.6%
S&P MidCap 400	12.5%
Dow Jones Industrial Average	12.3%
S&P 500®	12.2%
S&P 500 Value Index	12.1%
MSCI EAFE Index®	11.7%
Dow Jones U.S. Consumer Goods Index	11.0%
U.S. Dollar Index	8.2%
Ryan Labs 10 Year Treasury Index	6.8%

•  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by financing costs associated with the derivatives. Financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 0.12% to 0.15% during the fiscal year. The one-month LIBOR also increased during the fiscal year from 0.16% to 0.19%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged exposure was positively impacted by capturing the dividend or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may

4 :: Management Discussion of Fund Performance (unaudited)

generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark’s return, that seek to return an inverse or inverse multiple of its benchmark’s return, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Management Discussion of Fund Performance :: Bull ProFund :: 5

Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 9.26%. For the same period, the Index had a total return of 11.21%(1) and a volatility of 12.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

* The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	9.26%	13.93%	5.76%
Service	8.16%	12.79%	4.70%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Futures Contracts	23%
Swap Agreements	22%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.1%
Microsoft Corp.	1.1%
Google, Inc.	1.1%
Exxon Mobil Corp.	1.0%
Johnson & Johnson	0.8%

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	17%
Health Care	16%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	10%
Energy	7%
Materials	3%
Utilities	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 9.47%. For the same period, the Index had a total return of 11.30%(1) and a volatility of 12.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	9.47%	14.13%	6.90%
Service	8.40%	13.01%	5.83%
S&P MidCap 400	11.30%	16.29%	9.20%

Expense Ratios**

Fund	Gross	Net
Investor	1.43%	1.43%
Service	2.43%	2.43%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	9%
Swap Agreements	25%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Church & Dwight Co., Inc.	0.5%
Jarden Corp.	0.4%
NVR, Inc.	0.4%
Hologic, Inc.	0.4%
Alaska Air Group, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financials	24%
Information Technology	17%
Industrials	15%
Consumer Discretionary	14%
Health Care	10%
Materials	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund :: 7

Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 9.49%. For the same period, the Index had a total return of 12.03%(1) and a volatility of 15.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	9.49%	13.46%	5.86%
Service	8.42%	12.33%	4.80%
Russell 2000 Index	12.03%	15.27%	7.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.80%
Service	2.80%	2.80%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Futures Contracts	14%
Swap Agreements	46%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ZS Pharma, Inc.	0.2%
Anacor Pharmaceuticals, Inc.	0.1%
Team Health Holdings, Inc.	0.1%
Manhattan Associates, Inc.	0.1%
Tyler Technologies, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	17%
Health Care	17%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Utilities	3%
Energy	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 16.75%. For the same period, the Index had a total return of 19.30%(1) and a volatility of 14.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	16.75%	18.59%	10.02%
Service	15.57%	17.40%	8.92%
NASDAQ-100 Index	19.30%	21.17%	12.04%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Futures Contracts	13%
Swap Agreements	47%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.4%
Google, Inc.	3.1%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.9%
Facebook, Inc.	1.6%

NASDAQ-100 Index — Composition

% of Index
Information Technology	53%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	8%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund :: 9

Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 4.73%. For the same period, the Index had a total return of 6.59%(1) and a volatility of 12.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	4.73%	12.41%	4.32%
Service	3.67%	11.29%	3.28%
S&P 500 Value Index	6.59%	14.52%	6.39%

Expense Ratios**

Fund	Gross	Net
Investor	1.89%	1.78%
Service	2.89%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.8%
General Electric Co.	3.0%
Berkshire Hathaway, Inc.	3.0%
JPMorgan Chase & Co.	2.9%
Pfizer, Inc.	2.6%

S&P 500 Value Index — Composition

% of Index
Financials	26%
Industrials	12%
Energy	12%
Health Care	11%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	7%
Utilities	5%
Telecommunication Services	5%
Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from July 31, 2005 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 13.31%. For the same period, the Index had a total return of 15.49%(1) and a volatility of 12.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	13.31%	15.56%	6.73%
Service	12.22%	14.41%	5.67%
S&P 500 Growth Index	15.49%	17.91%	8.96%

Expense Ratios**

Fund	Gross	Net
Service	1.99%	1.78%
Investor	2.99%	2.78%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.0%
Microsoft Corp.	3.8%
Google, Inc.	3.6%
Amazon.com, Inc.	2.0%
Facebook, Inc.	2.0%

S&P 500 Growth Index — Composition

% of Index
Information Technology	31%
Health Care	20%
Consumer Discretionary	17%
Consumer Staples	9%
Financials	9%
Industrials	8%
Energy	3%
Materials	2%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from July 31, 2005 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund :: 11

Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 3.65%. For the same period, the Index had a total return of 5.83%(1) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	3.65%	12.91%	5.96%
Service	2.60%	11.79%	4.90%
S&P MidCap 400 Value Index	5.83%	15.18%	8.23%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.78%
Service	2.95%	2.78%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	1.3%
Towers Watson & Co.	1.2%
New York Community Bancorp, Inc.	1.1%
Everest Re Group, Ltd.	1.1%
HCC Insurance Holdings, Inc.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	27%
Industrials	16%
Information Technology	14%
Consumer Discretionary	10%
Materials	9%
Utilities	7%
Energy	7%
Health Care	6%
Consumer Staples	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from July 31, 2005 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 14.17%. For the same period, the Index had a total return of 16.50%(1) and a volatility of 12.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	14.17%	15.09%	8.10%
Service	13.01%	13.95%	7.02%
S&P MidCap 400 Growth Index	16.50%	17.34%	10.07%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Church & Dwight Co., Inc.	1.3%
Hologic, Inc.	1.2%
Mettler-Toledo International, Inc.	1.2%
Foot Locker, Inc.	1.2%
Alaska Air Group, Inc.	1.2%

S&P MidCap 400 Growth Index — Composition

% of Index
Financials	23%
Information Technology	19%
Consumer Discretionary	17%
Industrials	14%
Health Care	14%
Materials	5%
Consumer Staples	5%
Utilities	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from July 31, 2005 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: 13

Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 3.92%. For the same period, the Index had a total return of 6.23%(1) and a volatility of 13.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	3.92%	12.92%	5.25%
Service	2.88%	11.78%	4.19%
S&P SmallCap 600 Value Index	6.23%	15.34%	7.54%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.80%
Service	2.80%	2.80%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Total Exposure	91%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
EMCOR Group, Inc.	0.8%
EnerSys	0.8%
UIL Holdings Corp.	0.7%
The Men’s Wearhouse, Inc.	0.7%
ProAssurance Corp.	0.7%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	24%
Industrials	19%
Information Technology	15%
Consumer Discretionary	12%
Health Care	9%
Utilities	6%
Materials	6%
Energy	5%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from July 31, 2005 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 15.60%. For the same period, the Index had a total return of 17.79%(1) and a volatility of 14.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. It is a float adjusted, market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	15.60%	16.07%	7.61%
Service	14.50%	14.92%	6.53%
S&P SmallCap 600 Growth Index	17.79%	18.25%	9.51%

Expense Ratios**

Fund	Gross	Net
Investor	2.04%	1.81%
Service	3.04%	2.81%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Toro Co.	1.1%
Sovran Self Storage, Inc.	1.0%
j2 Global, Inc.	1.0%
Impax Laboratories, Inc.	0.9%
Curtiss-Wright Corp.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financials	25%
Health Care	18%
Consumer Discretionary	17%
Information Technology	16%
Industrials	14%
Materials	4%
Consumer Staples	3%
Utilities	1%
Energy	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from July 31, 2005 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund :: 15

Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of -9.50%. For the same period, the Index had a price return of -11.05%(1) and a volatility of 16.32%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-9.50%	5.44%	2.04%
Service	-10.34%	4.43%	1.07%
ProFunds Europe 30 Index	-11.05%	4.01%	0.97%
Dow Jones STOXX 50 Index	-1.87%	6.81%	3.32%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	5.7%
HSBC Holdings PLC	5.7%
TOTAL S.A.	4.5%
Rio Tinto PLC	4.4%
BP PLC	4.4%

ProFunds Europe 30 Index — Composition

% of Index
Industry Breakdown
Energy	20%
Information Technology	19%
Financials	17%
Consumer Staples	12%
Health Care	10%
Telecommunication Services	8%
Materials	6%
Industrials	5%
Utilities	3%

Country Composition
United Kingdom	44%
Netherlands	14%
France	12%
Spain	7%
Other	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)              The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 18.95%. For the same period, the Index had a total return of 11.21%(1) and a volatility of 12.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	18.95%	28.22%	6.87%
Service	17.79%	26.98%	5.83%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	11%
Swap Agreements	124%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.4%
Microsoft Corp.	1.3%
Google, Inc.	1.3%
Exxon Mobil Corp.	1.1%
Johnson & Johnson	1.0%

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	17%
Health Care	16%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	10%
Energy	7%
Materials	3%
Utilities	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 17

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 19.26%. For the same period, the Index had a total return of 11.30%(1) and a volatility of 12.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	19.26%	27.95%	8.93%
Service	18.07%	26.66%	7.85%
S&P MidCap 400	11.30%	16.29%	9.20%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	15%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Church & Dwight Co., Inc.	0.4%
Jarden Corp.	0.4%
NVR, Inc.	0.4%
Hologic, Inc.	0.4%
Alaska Air Group, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financials	24%
Information Technology	17%
Industrials	15%
Consumer Discretionary	14%
Health Care	10%
Materials	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 19.78%. For the same period, the Index had a total return of 12.03%(1) and a volatility of 15.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	19.78%	24.95%	4.56%
Service	18.63%	23.69%	3.48%
Russell 2000 Index	12.03%	15.27%	7.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	5%
Swap Agreements	134%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ZS Pharma, Inc.	0.3%
Anacor Pharmaceuticals, Inc.	0.2%
Team Health Holdings, Inc.	0.2%
Manhattan Associates, Inc.	0.2%
Tyler Technologies, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	17%
Health Care	17%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Utilities	3%
Energy	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: 19

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average (the”Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 14.66%. For the same period, the Index had a total return of 9.34%(1) and a volatility of 12.31%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*   The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	14.66%	23.75%	7.78%
Service	13.52%	22.50%	6.72%
Dow Jones Industrial Average	9.34%	13.93%	7.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**  Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	16%
Swap Agreements	114%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Goldman Sachs Group, Inc.	5.4%
International Business Machines Corp.	4.2%
3M Co.	4.0%
The Boeing Co.	3.8%
UnitedHealth Group, Inc.	3.2%

Dow Jones Industrial Average — Composition

% of Index
Industrials	20%
Information Technology	17%
Financials	17%
Consumer Discretionary	17%
Health Care	12%
Consumer Staples	7%
Energy	6%
Materials	2%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)              The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)              1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of 35.97%. For the same period, the Index had a total return of 19.30%(1) and a volatility of 14.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	35.97%	39.51%	15.54%
Service	34.63%	38.15%	14.41%
NASDAQ-100 Index	19.30%	21.17%	12.04%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**          Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	14%
Swap Agreements	126%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.0%
Google, Inc.	4.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	2.9%
Facebook, Inc.	2.4%

NASDAQ-100 Index — Composition

% of Index
Information Technology	53%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	8%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: 21

UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calcuation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -5.54%. For the same period, the Index had a total return of -0.28%(1) and a volatility of 11.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-5.54%	8.08%	-5.87%
Service	-6.51%	7.00%	-6.81%
MSCI EAFE Index	-0.28%	8.01%	2.85%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**          Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Industry Breakdown
Financials	26%
Consumer Discretionary	13%
Industrials	12%
Health Care	12%
Consumer Staples	11%
Materials	7%
Energy	5%
Telecommunication Services	5%
Information Technology	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	10%
Germany	9%
Australia	7%
Other	21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -36.61%. For the same period, the Index had a total return of -17.96%(1) and a volatility of 18.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-36.61%	-11.05%	-9.71%
Service	-37.26%	-11.96%	-10.62%
BNY Mellon Emerging Markets 50 ADR Index	-17.96%	-2.58%	1.79%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.79%
Service	2.79%	2.79%

**          Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
China Mobile, Ltd.	6.9%
Baidu, Inc.	4.6%
America Movil S.A.B. de C.V.	3.2%
Infosys, Ltd.	3.1%

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Industry Breakdown
Information Technology	28%
Telecommunication Services	19%
Financials	18%
Energy	14%
Consumer Staples	6%
Consumer Discretionary	6%
Materials	5%
Utilities	3%
Industrials	1%

Country Composition
China	27%
Brazil	17%
Taiwan	13%
India	11%
Hong Kong	10%
Mexico	9%
South Korea	8%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund :: 23

UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -59.24%. For the same period, the Index had a total return of -33.17%(1) and a volatility of 25.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-59.24%	-23.09%	-25.26%
Service	-59.54%	-23.80%	-25.95%
BNY Mellon Latin America 35 ADR Index	-33.17%	-8.81%	-5.82%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.78%
Service	2.87%	2.78%

**          Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Ambev S.A.	7.9%
BRF S.A.	6.9%
Grupo Televisa S.A.B.	4.7%
Ultrapar Participacoes S.A.	4.5%
Petroleo Brasileiro S.A.	4.3%

BNY Mellon Latin America 35 ADR Index — Composition

% of Index
Industry Breakdown
Consumer Staples	31%
Financials	17%
Energy	14%
Materials	10%
Utilities	8%
Telecommunication Services	7%
Industrials	7%
Consumer Discretionary	6%

Country Composition
Brazil	56%
Mexico	25%
Chile	11%
Colombia	6%
Argentina	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -13.36%. For the same period, the Index had a total return of -3.52%(1) and a volatility of 22.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*                 The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-13.36%	2.52%	-11.61%
Service	-14.23%	1.49%	-12.53%
BNY Mellon China Select ADR Index	-3.52%	5.19%	0.88%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**          Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	8.0%
Baidu, Inc.	5.9%
Alibaba Group Holding, Ltd.	4.7%
China Life Insurance Co., Ltd.	4.4%
PetroChina Co., Ltd.	3.9%

BNY Mellon China Select ADR Index — Composition

% of Index
Industry Breakdown
Information Technology	34%
Telecommunication Services	17%
Consumer Discretionary	16%
Energy	16%
Financials	6%
Industrials	4%
Health Care	4%
Utilities	2%
Materials	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: 25

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 63.85%. For the same period, the Index had a total return of 10.77%1, as measured in unhedged U.S. dollar terms, or 33.52%(1) in local (Japanese Yen) terms and a volatility of 17.77%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	63.85%	25.16%	1.12%
Service	62.25%	23.91%	0.11%
Nikkei 225 Stock Average - USD	10.77%	10.38%	6.12%
Nikkei 225 Stock Average - Yen	33.52%	18.56%	7.19%

Expense Ratios**

Fund	Gross	Net
Investor	1.76%	1.76%
Service	2.76%	2.76%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	24%
Industrials	21%
Information Technology	14%
Health Care	10%
Consumer Staples	9%
Telecommunication Services	8%
Materials	7%
Financials	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Bear ProFund :: Management Discussion of Fund Performance

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -12.60%. For the same period, the Index had a total return of 11.21%(1) and a volatility of 12.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-12.60%	-17.24%	-9.84%
Service	-13.53%	-18.08%	-10.74%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.72%	1.72%
Service	2.72%	2.72%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(88)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	17%
Health Care	16%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	10%
Energy	7%
Materials	3%
Utilities	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: 27

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -14.85%. For the same period, the Index had a total return of 12.03%(1) and a volatility of 15.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-14.85%	-19.25%	-13.24%
Service	-15.62%	-19.96%	-14.07%
Russell 2000 Index	12.03%	15.27%	7.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.10%	1.78%
Service	3.10%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	17%
Health Care	17%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Utilities	3%
Energy	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund had a total return of -20.08%. For the same period, the Index had a total return of 19.30%(1) and a volatility of 14.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-20.08%	-21.82%	-14.47%
Service	-20.72%	-22.62%	-15.34%
NASDAQ-100 Index	19.30%	21.17%	12.04%

Expense Ratios**

Fund	Gross	Net
Investor	2.05%	1.78%
Service	3.05%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(94)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	53%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	8%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: 29

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of -23.29%. For the same period, the Index had a total return of 11.21%(1) and a volatility of 12.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-23.29%	-32.37%	-22.19%
Service	-24.20%	-33.06%	-22.94%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(187)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	19%
Financials	17%
Health Care	16%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	10%
Energy	7%
Materials	3%
Utilities	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of -24.72%. For the same period, the Index had a total return of 11.30%(1) and a volatility of 12.46%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-24.72%	-34.36%	-27.40%
Service	-25.71%	-35.02%	-28.13%
S&P MidCap 400	11.30%	16.29%	9.20%

Expense Ratios**

Fund	Gross	Net
Investor	2.76%	1.78%
Service	3.76%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(194)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	24%
Information Technology	17%
Industrials	15%
Consumer Discretionary	14%
Health Care	10%
Materials	7%
Utilities	5%
Consumer Staples	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: 31

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of -27.70%. For the same period, the Index had a total return of 12.03%(1) and a volatility of 15.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-27.70%	-36.33%	-29.72%
Service	-28.47%	-36.98%	-30.44%
Russell 2000 Index	12.03%	15.27%	7.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.93%	1.78%
Service	2.93%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(178)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	17%
Health Care	17%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Utilities	3%
Energy	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of -21.15%. For the same period, the Index had a total return of 9.34%(1) and a volatility of 12.31%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-21.15%	-28.76%	-21.49%
Service	-21.95%	-29.51%	-22.30%
Dow Jones Industrial Average	9.34%	13.93%	7.98%

Expense Ratios**

Fund	Gross	Net
Investor	2.49%	1.78%
Service	3.49%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(185)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	20%
Information Technology	17%
Financials	17%
Consumer Discretionary	17%
Health Care	12%
Consumer Staples	7%
Energy	6%
Materials	2%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund :: 33

UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class shares) had a total return of -34.78%. For the same period, the Index had a total return of 19.30%(1) and a volatility of 14.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-34.78%	-38.33%	-29.34%
Service	-35.36%	-38.94%	-30.04%
NASDAQ-100 Index	19.30%	21.17%	12.04%

Expense Ratios**

Fund	Gross	Net
Investor	1.96%	1.78%
Service	2.96%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(183)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	53%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	8%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calcuation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -9.21%. For the same period, the Index had a total return of -0.28%(1) and a volatility of 11.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-9.21%	-25.57%	-22.26%
Service	-10.12%	-26.33%	-23.04%
MSCI EAFE Index	-0.28%	8.01%	2.85%

Expense Ratios**

Fund	Gross	Net
Investor	2.62%	1.78%
Service	3.62%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Industry Breakdown
Financials	26%
Consumer Discretionary	13%
Industrials	12%
Health Care	12%
Consumer Staples	11%
Materials	7%
Energy	5%
Telecommunication Services	5%
Information Technology	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	10%
Germany	9%
Australia	7%
Other	21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund :: 35

UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 30.14%. For the same period, the Index had a total return of -17.96%(1) and a volatility of 18.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	30.14%	-9.75%	-29.52%
Service	28.94%	-10.63%	-30.21%
BNY Mellon Emerging Markets 50 ADR Index	-17.96%	-2.58%	1.79%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Industry Breakdown
Information Technology	28%
Telecommunication Services	19%
Financials	18%
Energy	14%
Consumer Staples	6%
Consumer Discretionary	6%
Materials	5%
Utilities	3%
Industrials	1%

Country Composition
China	27%
Brazil	17%
Taiwan	13%
India	11%
Hong Kong	10%
Mexico	9%
South Korea	8%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 78.93%. For the same period, the Index had a total return of -33.17%(1) and a volatility of 25.22%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	78.93%	-0.11%	-28.18%
Service	77.34%	-1.06%	-28.86%
BNY Mellon Latin America 35 ADR Index	-33.17%	-8.81%	-5.82%

Expense Ratios**

Fund	Gross	Net
Investor	2.42%	1.78%
Service	3.42%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197)%
Total Exposure	(197)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

% of Index
Industry Breakdown
Consumer Staples	31%
Financials	17%
Energy	14%
Materials	10%
Utilities	8%
Telecommunication Services	7%
Industrials	7%
Consumer Discretionary	6%

Country Composition
Brazil	56%
Mexico	25%
Chile	11%
Colombia	6%
Argentina	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: 37

UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -11.20%. For the same period, the Index had a total return of -3.52%(1) and a volatility of 22.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-11.20%	-26.26%	-32.52%
Service	-12.05%	-27.03%	-33.17%
BNY Mellon China Select ADR Index	-3.52%	5.19%	0.88%

Expense Ratios**

Fund	Gross	Net
Investor	3.05%	1.78%
Service	4.05%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

% of Index
Industry Breakdown
Information Technology	34%
Telecommunication Services	17%
Consumer Discretionary	16%
Energy	16%
Financials	6%
Industrials	4%
Health Care	4%
Utilities	2%
Materials	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -50.34%. For the same period, the Index had a total return of 10.77%(1), as measured in unhedged U.S. Dollar terms, or 33.52%(1) in local (Japanese Yen) terms and a volatility of 17.77%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-50.34%	-38.05%	-22.96%
Service	-50.79%	-38.63%	-23.71%
Nikkei 225 Stock Average - USD	10.77%	10.38%	3.10%
Nikkei 225 Stock Average - Yen	33.52%	18.56%	3.63%

Expense Ratios**

Fund	Gross	Net
Investor	2.49%	1.78%
Service	3.49%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(198)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	24%
Industrials	21%
Information Technology	14%
Health Care	10%
Consumer Staples	9%
Telecommunication Services	8%
Materials	7%
Financials	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: 39

Banks UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 23.33%. For the same period, the Index had a total return of 17.58%(1) and a volatility of 16.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	23.33%	13.41%	-10.10%
Service	22.11%	12.29%	-10.98%
Dow Jones U.S. Banks Index	17.58%	12.12%	-0.74%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.0%
JPMorgan Chase & Co.	14.1%
Bank of America Corp.	10.4%
Citigroup, Inc.	9.8%
U.S. Bancorp	4.4%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	74%
Regional Banks	25%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -17.41%. For the same period, the Index had a total return of -10.04%(1) and a volatility of 15.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-17.41%	6.35%	3.25%
Service	-18.23%	5.29%	2.23%
Dow Jones U.S. Basic Materials Index	-10.04%	7.10%	6.70%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	6.8%
E.I. du Pont de Nemours & Co.	6.7%
Monsanto Co.	6.5%
LyondellBasell Industries N.V.	4.9%
Praxair, Inc.	4.4%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	82%
Metals & Mining	13%
Paper & Forest Products	4%
Oil, Gas & Consumable Fuels	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund :: 41

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 55.52%. For the same period, the Index had a total return of 37.79%(1) and a volatility of 22.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	55.52%	50.94%	21.19%
Service	53.98%	49.45%	19.99%
Dow Jones U.S. Biotechnology Index	37.79%	35.07%	17.21%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	13.1%
Amgen, Inc.	10.1%
AbbVie, Inc.	9.1%
Celgene Corp.	7.9%
Biogen, Inc.	5.7%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	81%
Pharmaceuticals	14%
Life Sciences Tools & Services	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 21.54%. For the same period, the Index had a total return of 16.11%(1) and a volatility of 11.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	21.54%	21.94%	10.36%
Service	20.33%	20.73%	9.27%
Dow Jones U.S. Consumer Goods Index	16.11%	16.47%	9.96%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	91%
Total Exposure	153%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	6.1%
The Coca-Cola Co.	4.7%
PepsiCo, Inc.	4.2%
Philip Morris International, Inc.	3.9%
Altria Group, Inc.	3.1%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Beverage & Tobacco	50%
Household & Personal Products	17%
Consumer Durables & Apparel	16%
Automobiles & Components	12%
Capital Goods	2%
Software & Services	2%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: 43

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 35.37%. For the same period, the Index had a total return of 24.69%(1) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	35.37%	32.56%	11.29%
Service	34.02%	31.24%	10.22%
Dow Jones U.S. Consumer Services Index	24.69%	23.16%	10.84%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	4.5%
The Walt Disney Co.	4.1%
Comcast Corp.	3.5%
The Home Depot, Inc.	3.3%
CVS Health Corp.	2.8%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	35%
Media	25%
Food & Staples Retailing	15%
Consumer Services	15%
Transportation	5%
Health Care Equipment & Services	4%
Commercial & Professional Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 20.88%. For the same period, the Index had a total return of 15.54%(1) and a volatility of 12.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	20.88%	17.56%	-4.34%
Service	19.64%	16.37%	-5.30%
Dow Jones U.S. Financials Index	15.54%	14.12%	1.89%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.78%
Service	2.87%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	3.7%
Berkshire Hathaway, Inc.	3.6%
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.6%
Citigroup, Inc.	2.4%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
Diversified Financials	25%
Real Estate	20%
Insurance	17%
Software & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: 45

Health Care UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 43.08%. For the same period, the Index had a total return of 29.41%(1) and a volatility of 14.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	43.08%	35.60%	13.87%
Service	41.64%	34.25%	12.76%
Dow Jones U.S. Health Care Index	29.41%	24.89%	12.02%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.4%
Pfizer, Inc.	5.1%
Gilead Sciences, Inc.	4.0%
Merck & Co., Inc.	3.8%
Amgen, Inc.	3.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	40%
Biotechnology	24%
Health Care Providers & Services	16%
Health Care Equipment & Suppliers	16%
Life Sciences Tools & Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times 1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 8.94%. For the same period, the Index had a total return of 7.96%(1) and a volatility of 13.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	8.94%	20.25%	7.52%
Service	7.86%	19.07%	6.46%
Dow Jones U.S. Industrials Index	7.96%	15.75%	8.66%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.78%
Service	2.86%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.1%
3M Co.	2.6%
The Boeing Co.	2.5%
Union Pacific Corp.	2.3%
United Technologies Corp.	2.3%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	60%
Transportation	12%
Software & Services	12%
Commercial & Professional Services	6%
Materials	5%
Technology Hardware & Equipment	4%
Pharmaceuticals, Biotechnology	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 47

Internet UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 32.96%. For the same period, the Index had a total return of 23.39%(1) and a volatility of 16.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	32.96%	32.09%	16.18%
Service	31.69%	30.78%	15.03%
Dow Jones Internet Composite Index	23.39%	23.51%	14.54%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.59%	1.59%
Service	2.59%	2.59%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	8.2%
Amazon.com, Inc.	7.9%
Facebook, Inc.	7.5%
The Priceline Group, Inc.	4.0%
Netflix, Inc.	3.6%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	50%
Internet & Catalog Retail	27%
Software	7%
Capital Markets	4%
IT Services	4%
Communications Equipment	3%
Real Estate Investment Trusts	3%
Health Care Technology	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Mobile Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 1.39%. For the same period, the Index had a total return of 3.46%(1) and a volatility of 18.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	1.39%	18.79%	-12.98%
Service	0.36%	17.61%	-13.84%
Dow Jones U.S. Mobile Telecommunications Index	3.46%	15.26%	-3.70%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.99%	1.78%
Service	2.99%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SBA Communications Corp.	24.8%
T-Mobile U.S., Inc.	17.2%
Telephone & Data Systems, Inc.	4.6%
Sprint Corp.	4.2%

Dow Jones U.S. Mobile Telecommunications Index — Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 49

Oil & Gas UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -40.08%. For the same period, the Index had a total return of -27.08%(1) and a volatility of 22.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-40.08%	6.50%	2.10%
Service	-40.67%	5.45%	1.08%
Dow Jones U.S. Oil & Gas Index	-27.08%	6.94%	5.56%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	71%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.9%
Chevron Corp.	9.0%
Schlumberger, Ltd.	5.7%
ConocoPhillips	3.3%
Kinder Morgan, Inc.	3.2%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	82%
Energy Equipment & Services	18%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)                                 The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)                                 1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)                                 The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -43.86%. For the same period, the Index had a total return of -30.13%(1) and a volatility of 24.10%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of a subset of the oil and gas sector of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-43.86%	4.23%	-5.44%
Service	-44.42%	3.19%	-6.38%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	-30.13%	6.10%	1.56%
S&P 500	11.21%	16.24%	7.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	20.1%
Kinder Morgan, Inc.	11.5%
Halliburton Co.	6.8%
The Williams Cos., Inc.	6.8%
Baker Hughes, Inc.	4.8%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

% of Index
Energy Equipment & Services	65%
Oil, Gas & Consumable Fuels	34%
Electric Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 51

Pharmaceuticals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 31.57%. For the same period, the Index had a total return of 22.48%(1) and a volatility of 13.57%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	31.57%	30.58%	12.23%
Service	30.26%	29.25%	11.10%
Dow Jones U.S. Pharmaceuticals Index	22.48%	21.75%	10.95%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	88%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	15.0%
Pfizer, Inc.	12.0%
Merck & Co., Inc.	9.0%
Allergan PLC	7.0%
Bristol-Myers Squibb Co.	5.9%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -69.73%. For the same period, the Index had a total return of -52.44%(1) and a volatility of 37.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-69.73%	-32.99%	-15.06%
Service	-69.98%	-33.64%	-15.89%
Dow Jones Precious Metals Index	-52.44%	-19.99%	-4.36%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc.	12.5%
Gold Corp., Inc.	11.3%
Newmont Mining Corp.	9.3%
Barrick Gold Corp.	8.4%
Randgold Resources, Ltd.	5.7%

Dow Jones Precious Metals Index — Composition

% of Index
Gold	76%
Diversified Metals & Mining	19%
Silver	3%
Precious Metals & Minerals	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 53

Real Estate UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 10.15%. For the same period, the Index had a total return of 8.78%(1) and a volatility of 13.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	10.15%	15.21%	-0.15%
Service	8.97%	14.07%	-1.13%
Dow Jones U.S. Real Estate Index	8.78%	12.41%	5.71%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.2%
American Tower Corp.	2.9%
Public Storage	2.2%
Crown Castle International Corp.	2.0%
Equity Residential	2.0%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	95%
Real Estate Management & Development	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Semiconductor UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 0.60%. For the same period, the Index had a total return of 3.07%(1) and a volatility of 21.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	0.60%	16.44%	1.70%
Service	-0.41%	15.28%	0.69%
Dow Jones U.S. Semiconductors Index	3.07%	13.69%	4.81%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.76%	1.76%
Service	2.76%	2.76%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.6%
Texas Instruments, Inc.	8.2%
Avago Technologies, Ltd.	5.1%
Broadcom Corp.	4.3%
Applied Materials, Inc.	3.4%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: 55

Technology UltraSector ProFund seeks daily investment results that, before fees and expenses, ccorrespond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 13.45%. For the same period, the Index had a total return of 10.95%(1) and a volatility of 15.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	13.45%	20.00%	9.08%
Service	12.33%	18.79%	7.98%
Dow Jones U.S. Technology Index	10.95%	15.44%	9.33%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	15.3%
Microsoft Corp.	8.3%
Google, Inc.	8.1%
Facebook, Inc.	4.3%
International Business Machines Corp.	3.2%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	51%
Technology Hardware & Equipment	35%
Semiconductors & Semiconductor	13%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -4.92%. For the same period, the Index had a total return of -1.42%(1) and a volatility of 12.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-4.92%	14.98%	4.66%
Service	-5.85%	13.84%	3.63%
Dow Jones U.S. Telecommunications Index	-1.42%	12.08%	6.51%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	2.41%	1.78%
Service	3.41%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Swap Agreements	85%
Total Exposure	134%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	21.8%
Verizon Communications, Inc.	19.6%
CenturyLink, Inc.	1.7%
SBA Communications Corp.	1.6%
Level 3 Communications, Inc.	1.5%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	93%
Wireless Telecommunication Services	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 57

Utilities UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 11.61%. For the same period, the Index had a total return of 9.90%(1) and a volatility of 15.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	11.61%	15.87%	6.16%
Service	10.49%	14.72%	5.10%
Dow Jones U.S. Utilities Index	9.90%	12.56%	7.22%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	70%
Total Exposure	141%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.6%
NextEra Energy, Inc.	5.1%
Dominion Resources, Inc.	4.7%
The Southern Co.	4.5%
American Electric Power Co., Inc.	3.0%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	54%
Multi-Utilities	34%
Gas Utilities	6%
Independent Power and Renewable	4%
Water Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Oil & Gas ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 28.54%. For the same period, the Index had a total return of -27.08%(1) and a volatility of 22.05%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative, fuel producers.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	28.54%	-12.23%	-11.91%
Service	27.20%	-13.02%	-12.72%
Dow Jones U.S. Oil & Gas Index	-27.08%	6.94%	4.81%
S&P 500	11.21%	16.24%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	2.60%	1.78%
Service	3.60%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	82%
Energy Equipment & Services	18%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: 59

Short Precious Metals ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 77.33%. For the same period, the Index had a total return of -52.44%(1) and a volatility of 37.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and both benefited from and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	77.33%	10.68%	-7.16%
Service	75.52%	9.66%	-8.03%
Dow Jones Precious Metals Index	-52.44%	-19.99%	-8.69%
S&P 500	11.21%	16.24%	7.50%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.78%
Service	2.87%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	76%
Diversified Metals & Mining	19%
Silver	3%
Precious Metals & Minerals	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: Short Real Estate ProFund :: Management Discussion of Fund Performance

Short Real Estate ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -11.45%. For the same period, the Index had a total return of 8.78%(1) and a volatility of 13.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and both benefited from and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Since Inception
Investor	-11.45%	-15.73%	-17.32%
Service	-12.19%	-16.52%	-18.10%
Dow Jones U.S. Real Estate Index	8.78%	12.41%	6.07%
S&P 500	11.21%	16.24%	7.74%

Expense Ratios**

Fund	Gross	Net
Investor	2.28%	1.78%
Service	3.28%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	95%
Real Estate Management & Development	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)	The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund :: 61

U.S. Government Plus ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 11.96%. For the same period, the Long Bond had a total return of 10.20%(1) and a volatility of 15.67%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2015 the most recent Long Bond carried a maturity date of 5/15/45 and a 3.00% coupon.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	11.96%	7.83%	5.92%
Service	10.99%	6.75%	4.87%
30-year U.S. Treasury Bond	10.20%	7.16%	6.56%
Barclays Capital U.S. Treasury: Long-Term Index	9.03%	6.74%	6.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.40%	1.40%
Service	2.40%	2.40%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	19%
Swap Agreements	105%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)

The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity 10 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -7.49%. For the same period, the Note had a total return of 5.23%(1) and a volatility of 6.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2015 the most recent Note carried a maturity date of 5/15/25 and a 2.13% coupon.

During the year ended July 31, 2015, the Fund invested in swap agreements as a substitute for shorting notes in order to gain inverse exposure to the Note. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-7.49%	-6.46%	-5.34%
Service	-8.47%	-7.40%	-6.29%
10-year U.S. Treasury Note	5.23%	4.24%	5.35%
Barclays Capital Composite U.S. Treasury Index	4.14%	2.47%	4.00%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

(3)

The Barclays Capital Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund :: 63

Rising Rates Opportunity ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -16.57%. For the same period, the Long Bond had a total return of 10.20%(1) and a volatility of 15.67%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2015 the most recent Long Bond carried a maturity date of 5/15/45 and a 3.00% coupon.

During the year ended July 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-16.57%	-13.60%	-10.13%
Service	-17.33%	-14.46%	-11.03%
30-year U.S. Treasury Bond	10.20%	7.16%	6.56%
Barclays Capital U.S. Treasury: Long-Term Index	9.03%	6.74%	6.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)

The Barclays Capital U.S. Treasury Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less that the Fund multiple times the return of the Index. For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of 16.52%. For the same period, the Index had a price return of 19.11%(1) and a volatility of 8.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2015, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	16.52%	0.85%	-0.16%
Service	15.38%	-0.16%	-1.14%
U.S. Dollar Index	19.11%	3.52%	0.85%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)

The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: 65

Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2015, the Fund (Investor Class Shares) had a total return of -17.99%. For the same period, the Index had a price return of 19.11%(1) and a volatility of 8.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2015, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2005 to July 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/15

Fund	One Year	Five Year	Ten Year
Investor	-17.99%	-4.96%	-1.48%
Service	-18.83%	-5.91%	-2.47%
U.S. Dollar Index	19.11%	3.52%	0.85%
S&P 500	11.21%	16.24%	7.72%

Expense Ratios**

Fund	Gross	Net
Investor	2.46%	1.78%
Service	3.46%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2014. Contractual fee waivers are in effect through November 30, 2015.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)

The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)

The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution fees and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2015 and held for the entire period from February 1, 2015 through July 31, 2015.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period 2/1/15 - 7/31/15*	Annualized Expense Ratio During Period 2/1/15 - 7/31/15
Investor Class
Bull ProFund	$1,000.00	$1,057.20	$7.91	1.55%
Mid-Cap ProFund	1,000.00	1,047.90	6.70	1.32%
Small-Cap ProFund	1,000.00	1,058.20	8.73	1.71%
NASDAQ-100 ProFund	1,000.00	1,101.00	8.13	1.56%
Large-Cap Value ProFund	1,000.00	1,036.30	8.99	1.78%
Large-Cap Growth ProFund	1,000.00	1,072.90	9.15	1.78%
Mid-Cap Value ProFund	1,000.00	1,014.50	8.89	1.78%
Mid-Cap Growth ProFund	1,000.00	1,073.50	8.84	1.72%
Small-Cap Value ProFund	1,000.00	1,022.50	9.78	1.95%
Small-Cap Growth ProFund	1,000.00	1,096.20	8.94	1.72%
Europe 30 ProFund	1,000.00	1,029.10	8.96	1.78%
UltraBull ProFund	1,000.00	1,115.20	7.66	1.46%
UltraMid-Cap ProFund	1,000.00	1,094.20	7.68	1.48%
UltraSmall-Cap ProFund	1,000.00	1,122.10	8.31	1.58%
UltraDow 30 ProFund	1,000.00	1,066.50	8.76	1.71%
UltraNASDAQ-100 ProFund	1,000.00	1,212.70	8.12	1.48%
UltraInternational ProFund	1,000.00	1,122.20	7.89	1.50%
UltraEmerging Markets ProFund	1,000.00	839.80	8.76	1.92%
UltraLatin America ProFund	1,000.00	761.90	7.78	1.78%
UltraChina ProFund	1,000.00	1,011.20	8.58	1.72%
UltraJapan ProFund	1,000.00	1,340.40	9.98	1.72%
Bear ProFund	1,000.00	926.20	7.16	1.50%
Short Small-Cap ProFund	1,000.00	916.20	8.46	1.78%
Short NASDAQ-100 ProFund	1,000.00	878.80	8.29	1.78%
UltraBear ProFund	1,000.00	859.70	7.47	1.62%
UltraShort Mid-Cap ProFund	1,000.00	868.40	8.25	1.78%
UltraShort Small-Cap ProFund	1,000.00	840.50	8.12	1.78%
UltraShort Dow 30 ProFund	1,000.00	895.20	8.36	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	781.00	7.86	1.78%
UltraShort International ProFund	1,000.00	822.10	8.04	1.78%
UltraShort Emerging Markets ProFund	1,000.00	1,095.90	9.25	1.78%
UltraShort Latin America ProFund	1,000.00	1,150.20	9.54	1.79%
UltraShort China ProFund	1,000.00	851.60	8.17	1.78%
UltraShort Japan ProFund	1,000.00	684.60	7.43	1.78%
Banks UltraSector ProFund	1,000.00	1,282.20	9.62	1.70%
Basic Materials UltraSector ProFund	1,000.00	912.10	8.63	1.82%
Biotechnology UltraSector ProFund	1,000.00	1,161.60	7.93	1.48%
Consumer Goods UltraSector ProFund	1,000.00	1,091.00	8.97	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,173.80	8.52	1.58%
Financials UltraSector ProFund	1,000.00	1,135.10	9.00	1.70%
Health Care UltraSector ProFund	1,000.00	1,170.40	8.39	1.56%
Industrials UltraSector ProFund	1,000.00	1,034.10	8.67	1.72%
Internet UltraSector ProFund	1,000.00	1,308.90	8.70	1.52%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,150.90	9.49	1.78%
Oil & Gas UltraSector ProFund	1,000.00	876.10	6.98	1.50%

Expense Examples (unaudited) :: 69

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period 2/1/15 - 7/31/15*	Annualized Expense Ratio During Period 2/1/15 - 7/31/15
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$925.80	$8.36	1.75%
Pharmaceuticals UltraSector ProFund	1,000.00	1,139.70	9.18	1.73%
Precious Metals UltraSector ProFund	1,000.00	467.70	6.04	1.66%
Real Estate UltraSector ProFund	1,000.00	897.50	8.19	1.74%
Semiconductor UltraSector ProFund	1,000.00	914.30	8.12	1.71%
Technology UltraSector ProFund	1,000.00	1,093.90	8.98	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,053.90	8.81	1.73%
Utilities UltraSector ProFund	1,000.00	874.00	8.22	1.77%
Short Oil & Gas ProFund	1,000.00	1,053.50	8.71	1.71%
Short Precious Metals ProFund	1,000.00	1,503.40	11.30	1.82%
Short Real Estate ProFund	1,000.00	1,041.90	9.01	1.78%
U.S. Government Plus ProFund	1,000.00	846.00	6.13	1.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,025.30	8.19	1.63%
Rising Rates Opportunity ProFund	1,000.00	1,136.20	8.00	1.51%
Rising U.S. Dollar ProFund	1,000.00	1,013.20	7.64	1.53%
Falling U.S. Dollar ProFund	1,000.00	963.30	8.66	1.78%

Service Class
Bull ProFund	1,000.00	1,051.80	12.97	2.55%
Mid-Cap ProFund	1,000.00	1,042.80	11.75	2.32%
Small-Cap ProFund	1,000.00	1,052.80	13.79	2.71%
NASDAQ-100 ProFund	1,000.00	1,095.40	13.30	2.56%
Large-Cap Value ProFund	1,000.00	1,031.10	14.00	2.78%
Large-Cap Growth ProFund	1,000.00	1,067.70	14.25	2.78%
Mid-Cap Value ProFund	1,000.00	1,009.20	13.85	2.78%
Mid-Cap Growth ProFund	1,000.00	1,068.30	13.95	2.72%
Small-Cap Value ProFund	1,000.00	1,017.50	14.76	2.95%
Small-Cap Growth ProFund	1,000.00	1,091.20	14.10	2.72%
Europe 30 ProFund	1,000.00	1,024.20	13.95	2.78%
UltraBull ProFund	1,000.00	1,109.80	12.87	2.46%
UltraMid-Cap ProFund	1,000.00	1,088.80	12.84	2.48%
UltraSmall-Cap ProFund	1,000.00	1,116.70	13.54	2.58%
UltraDow 30 ProFund	1,000.00	1,061.30	13.85	2.71%
UltraNASDAQ-100 ProFund	1,000.00	1,206.80	13.57	2.48%
UltraInternational ProFund	1,000.00	1,116.20	13.12	2.50%
UltraEmerging Markets ProFund	1,000.00	836.20	13.29	2.92%
UltraLatin America ProFund	1,000.00	760.10	12.13	2.78%
UltraChina ProFund	1,000.00	1,006.50	13.53	2.72%
UltraJapan ProFund	1,000.00	1,333.30	15.74	2.72%
Bear ProFund	1,000.00	922.60	11.92	2.50%
Short Small-Cap ProFund	1,000.00	912.20	13.18	2.78%
Short NASDAQ-100 ProFund	1,000.00	875.00	12.92	2.78%
UltraBear ProFund	1,000.00	855.70	12.05	2.62%
UltraShort Mid-Cap ProFund	1,000.00	863.30	12.84	2.78%
UltraShort Small-Cap ProFund	1,000.00	836.20	12.66	2.78%
UltraShort Dow 30 ProFund	1,000.00	890.50	13.03	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	777.30	12.25	2.78%
UltraShort International ProFund	1,000.00	817.90	12.53	2.78%
UltraShort Emerging Markets ProFund	1,000.00	1,091.10	14.41	2.78%
UltraShort Latin America ProFund	1,000.00	1,145.90	14.53	2.73%
UltraShort China ProFund	1,000.00	847.50	12.73	2.78%
UltraShort Japan ProFund	1,000.00	681.70	11.59	2.78%
Banks UltraSector ProFund	1,000.00	1,275.70	15.23	2.70%
Basic Materials UltraSector ProFund	1,000.00	907.50	13.34	2.82%
Biotechnology UltraSector ProFund	1,000.00	1,155.90	13.26	2.48%
Consumer Goods UltraSector ProFund	1,000.00	1,085.60	14.12	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,168.00	13.87	2.58%
Financials UltraSector ProFund	1,000.00	1,129.90	14.26	2.70%
Health Care UltraSector ProFund	1,000.00	1,164.50	13.74	2.56%
Industrials UltraSector ProFund	1,000.00	1,029.00	13.68	2.72%
Internet UltraSector ProFund	1,000.00	1,303.10	14.33	2.51%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,145.20	14.79	2.78%

70 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period 2/1/15 - 7/31/15*	Annualized Expense Ratio During Period 2/1/15 - 7/31/15
Oil & Gas UltraSector ProFund	$1,000.00	$871.80	$11.60	2.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	921.50	13.10	2.75%
Pharmaceuticals UltraSector ProFund	1,000.00	1,133.60	14.44	2.73%
Precious Metals UltraSector ProFund	1,000.00	466.20	9.67	2.66%
Real Estate UltraSector ProFund	1,000.00	892.70	12.86	2.74%
Semiconductor UltraSector ProFund	1,000.00	909.70	12.83	2.71%
Technology UltraSector ProFund	1,000.00	1,088.90	14.14	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,048.80	13.87	2.73%
Utilities UltraSector ProFund	1,000.00	869.20	12.84	2.77%
Short Oil & Gas ProFund	1,000.00	1,047.90	13.76	2.71%
Short Precious Metals ProFund	1,000.00	1,496.10	17.45	2.82%
Short Real Estate ProFund	1,000.00	1,037.40	14.04	2.78%
U.S. Government Plus ProFund	1,000.00	841.40	10.68	2.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,019.30	13.17	2.63%
Rising Rates Opportunity ProFund	1,000.00	1,130.00	13.26	2.51%
Rising U.S. Dollar ProFund	1,000.00	1,008.60	12.60	2.53%
Falling U.S. Dollar ProFund	1,000.00	957.60	13.49	2.78%

*  Expenses are equal to the average account value, multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Expense Examples (unaudited) :: 71

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period 2/1/15 - 7/31/15*	Annualized Expense Ratio During Period 2/1/15 - 7/31/15
Investor Class
Bull ProFund	$1,000.00	$1,017.11	$7.75	1.55%
Mid-Cap ProFund	1,000.00	1,018.25	6.61	1.32%
Small-Cap ProFund	1,000.00	1,016.31	8.55	1.71%
NASDAQ-100 ProFund	1,000.00	1,017.06	7.80	1.56%
Large-Cap Value ProFund	1,000.00	1,015.97	8.90	1.78%
Large-Cap Growth ProFund	1,000.00	1,015.97	8.90	1.78%
Mid-Cap Value ProFund	1,000.00	1,015.97	8.90	1.78%
Mid-Cap Growth ProFund	1,000.00	1,016.27	8.60	1.72%
Small-Cap Value ProFund	1,000.00	1,015.12	9.74	1.95%
Small-Cap Growth ProFund	1,000.00	1,016.27	8.60	1.72%
Europe 30 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraBull ProFund	1,000.00	1,017.55	7.30	1.46%
UltraMid-Cap ProFund	1,000.00	1,017.46	7.40	1.48%
UltraSmall-Cap ProFund	1,000.00	1,016.96	7.90	1.58%
UltraDow 30 ProFund	1,000.00	1,016.31	8.55	1.71%
UltraNASDAQ-100 ProFund	1,000.00	1,017.46	7.40	1.48%
UltraInternational ProFund	1,000.00	1,017.36	7.50	1.50%
UltraEmerging Markets ProFund	1,000.00	1,015.27	9.59	1.92%
UltraLatin America ProFund	1,000.00	1,015.97	8.90	1.78%
UltraChina ProFund	1,000.00	1,016.27	8.60	1.72%
UltraJapan ProFund	1,000.00	1,016.27	8.60	1.72%
Bear ProFund	1,000.00	1,017.36	7.50	1.50%
Short Small-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
Short NASDAQ-100 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraBear ProFund	1,000.00	1,016.76	8.10	1.62%
UltraShort Mid-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Small-Cap ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Dow 30 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort International ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Emerging Markets ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Latin America ProFund	1,000.00	1,015.92	8.95	1.79%
UltraShort China ProFund	1,000.00	1,015.97	8.90	1.78%
UltraShort Japan ProFund	1,000.00	1,015.97	8.90	1.78%
Banks UltraSector ProFund	1,000.00	1,016.36	8.50	1.70%
Basic Materials UltraSector ProFund	1,000.00	1,015.77	9.10	1.82%
Biotechnology UltraSector ProFund	1,000.00	1,017.46	7.40	1.48%
Consumer Goods UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,016.96	7.90	1.58%
Financials UltraSector ProFund	1,000.00	1,016.36	8.50	1.70%
Health Care UltraSector ProFund	1,000.00	1,017.06	7.80	1.56%
Industrials UltraSector ProFund	1,000.00	1,016.27	8.60	1.72%
Internet UltraSector ProFund	1,000.00	1,017.26	7.60	1.52%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,015.97	8.90	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,017.36	7.50	1.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,016.12	8.75	1.75%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,016.56	8.30	1.66%
Real Estate UltraSector ProFund	1,000.00	1,016.17	8.70	1.74%
Semiconductor UltraSector ProFund	1,000.00	1,016.31	8.55	1.71%
Technology UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Telecommunications UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Utilities UltraSector ProFund	1,000.00	1,016.02	8.85	1.77%
Short Oil & Gas ProFund	1,000.00	1,016.31	8.55	1.71%
Short Precious Metals ProFund	1,000.00	1,015.77	9.10	1.82%

72 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period 2/1/15 - 7/31/15*	Annualized Expense Ratio During Period 2/1/15 - 7/31/15
Short Real Estate ProFund	$1,000.00	$1,015.97	$8.90	1.78%
U.S. Government Plus ProFund	1,000.00	1,018.15	6.71	1.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.71	8.15	1.63%
Rising Rates Opportunity ProFund	1,000.00	1,017.31	7.55	1.51%
Rising U.S. Dollar ProFund	1,000.00	1,017.21	7.65	1.53%
Falling U.S. Dollar ProFund	1,000.00	1,015.97	8.90	1.78%

Service Class
Bull ProFund	1,000.00	1,012.15	12.72	2.55%
Mid-Cap ProFund	1,000.00	1,013.29	11.58	2.32%
Small-Cap ProFund	1,000.00	1,011.36	13.51	2.71%
NASDAQ-100 ProFund	1,000.00	1,012.10	12.77	2.56%
Large-Cap Value ProFund	1,000.00	1,011.01	13.86	2.78%
Large-Cap Growth ProFund	1,000.00	1,011.01	13.86	2.78%
Mid-Cap Value ProFund	1,000.00	1,011.01	13.86	2.78%
Mid-Cap Growth ProFund	1,000.00	1,011.31	13.56	2.72%
Small-Cap Value ProFund	1,000.00	1,010.17	14.70	2.95%
Small-Cap Growth ProFund	1,000.00	1,011.31	13.56	2.72%
Europe 30 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraBull ProFund	1,000.00	1,012.60	12.28	2.46%
UltraMid-Cap ProFund	1,000.00	1,012.50	12.37	2.48%
UltraSmall-Cap ProFund	1,000.00	1,012.00	12.87	2.58%
UltraDow 30 ProFund	1,000.00	1,011.36	13.51	2.71%
UltraNASDAQ-100 ProFund	1,000.00	1,012.50	12.37	2.48%
UltraInternational ProFund	1,000.00	1,012.40	12.47	2.50%
UltraEmerging Markets ProFund	1,000.00	1,010.31	14.55	2.92%
UltraLatin America ProFund	1,000.00	1,011.01	13.86	2.78%
UltraChina ProFund	1,000.00	1,011.31	13.56	2.72%
UltraJapan ProFund	1,000.00	1,011.31	13.56	2.72%
Bear ProFund	1,000.00	1,012.40	12.47	2.50%
Short Small-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
Short NASDAQ-100 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraBear ProFund	1,000.00	1,011.80	13.07	2.62%
UltraShort Mid-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Small-Cap ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Dow 30 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort International ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Emerging Markets ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Latin America ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort China ProFund	1,000.00	1,011.01	13.86	2.78%
UltraShort Japan ProFund	1,000.00	1,011.01	13.86	2.78%
Banks UltraSector ProFund	1,000.00	1,011.41	13.47	2.70%
Basic Materials UltraSector ProFund	1,000.00	1,010.81	14.06	2.82%
Biotechnology UltraSector ProFund	1,000.00	1,012.50	12.37	2.48%
Consumer Goods UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,012.00	12.87	2.58%
Financials UltraSector ProFund	1,000.00	1,011.41	13.47	2.70%
Health Care UltraSector ProFund	1,000.00	1,012.10	12.77	2.56%
Industrials UltraSector ProFund	1,000.00	1,011.31	13.56	2.72%
Internet UltraSector ProFund	1,000.00	1,012.35	12.52	2.51%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.01	13.86	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,012.40	12.47	2.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.16	13.71	2.75%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,011.60	13.27	2.66%
Real Estate UltraSector ProFund	1,000.00	1,011.21	13.66	2.74%
Semiconductor UltraSector ProFund	1,000.00	1,011.36	13.51	2.71%
Technology UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Telecommunications UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Utilities UltraSector ProFund	1,000.00	1,011.06	13.81	2.77%
Short Oil & Gas ProFund	1,000.00	1,011.36	13.51	2.71%

Expense Examples (unaudited) :: 73

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period 2/1/15 - 7/31/15*	Annualized Expense Ratio During Period 2/1/15 - 7/31/15
Short Precious Metals ProFund	$1,000.00	$1,010.81	$14.06	2.82%
Short Real Estate ProFund	1,000.00	1,011.01	13.86	2.78%
U.S. Government Plus ProFund	1,000.00	1,013.19	11.68	2.34%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.75	13.12	2.63%
Rising Rates Opportunity ProFund	1,000.00	1,012.35	12.52	2.51%
Rising U.S. Dollar ProFund	1,000.00	1,012.25	12.62	2.53%
Falling U.S. Dollar ProFund	1,000.00	1,011.01	13.86	2.78%

* Expenses are equal to the average account value, multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Schedules of Portfolio Investments

76 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (54.9%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	1,300	$196,742
AbbVie, Inc. (Pharmaceuticals)	0.4%	3,525	246,784
Allergan PLC* (Pharmaceuticals)	0.4%	800	264,919
Altria Group, Inc. (Agriculture)	0.3%	4,025	218,879
Amazon.com, Inc.* (Internet)	0.6%	775	415,516
Amgen, Inc. (Biotechnology)	0.4%	1,550	273,715
Apple, Inc. (Computers)	2.1%	11,800	1,431,339
AT&T, Inc. (Telecommunications)	0.6%	12,551	436,012
Bank of America Corp. (Banks)	0.6%	21,525	384,866
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.8%	3,750	535,274
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	3,425	224,817
Celgene Corp.* (Biotechnology)	0.3%	1,625	213,281
Chevron Corp. (Oil & Gas)	0.5%	3,850	340,647
Cisco Systems, Inc. (Telecommunications)	0.4%	10,425	296,278
Citigroup, Inc. (Banks)	0.5%	6,225	363,913
Comcast Corp.—Class A (Media)	0.5%	5,150	321,411
CVS Health Corp. (Retail)	0.4%	2,325	261,492
Exxon Mobil Corp. (Oil & Gas)	1.0%	8,575	679,225
Facebook, Inc.—Class A* (Internet)	0.6%	4,325	406,592
General Electric Co. (Miscellaneous Manufacturing)	0.8%	20,650	538,964
Gilead Sciences, Inc. (Biotechnology)	0.5%	3,025	356,526
Google, Inc.—Class A* (Internet)	0.5%	575	378,062
Google, Inc.—Class C* (Internet)	0.5%	600	375,366
Intel Corp. (Semiconductors)	0.4%	9,725	281,538
International Business Machines Corp. (Computers)	0.4%	1,875	303,731
Johnson & Johnson (Pharmaceuticals)	0.8%	5,675	568,691
JPMorgan Chase & Co. (Banks)	0.8%	7,600	520,827
MasterCard, Inc.—Class A (Commercial Services)	0.3%	1,975	192,364
McDonald’s Corp. (Retail)	0.3%	1,975	197,223
Medtronic PLC (Healthcare-Products)	0.3%	2,925	229,291
Merck & Co., Inc. (Pharmaceuticals)	0.5%	5,800	341,967
Microsoft Corp. (Software)	1.1%	16,575	774,052
Oracle Corp. (Software)	0.4%	6,525	260,608
PepsiCo, Inc. (Beverages)	0.4%	3,025	291,459
Pfizer, Inc. (Pharmaceuticals)	0.7%	12,625	455,257
Philip Morris International, Inc. (Agriculture)	0.4%	3,175	271,557
QUALCOMM, Inc. (Semiconductors)	0.3%	3,350	215,706
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	2,600	215,332
Starbucks Corp. (Retail)	0.3%	3,075	178,134
The Boeing Co. (Aerospace/Defense)	0.3%	1,325	191,024
The Coca-Cola Co. (Beverages)	0.5%	8,050	330,693
The Home Depot, Inc. (Retail)	0.5%	2,675	313,054
The Procter & Gamble Co. (Cosmetics/Personal Care)	0.6%	5,550	425,685
The Walt Disney Co. (Media)	0.6%	3,200	383,999
UnitedHealth Group, Inc. (Healthcare-Services)	0.3%	1,950	236,730
Verizon Communications, Inc. (Telecommunications)	0.6%	8,350	390,697
Visa, Inc.—Class A (Diversified Financial Services)	0.4%	3,975	299,477
Wal-Mart Stores, Inc. (Retail)	0.3%	3,225	232,136
Wells Fargo & Co. (Banks)	0.8%	9,600	555,551
Other Common Stocks	29.2%	347,298	20,238,956
TOTAL COMMON STOCKS (Cost $16,841,016)			38,056,359

	Principal Amount	Value
Repurchase Agreements(a)(b) (51.9%)
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $35,990,271	$35,990,000	$35,990,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,990,000)		35,990,000
TOTAL INVESTMENT SECURITIES (Cost $52,831,016)—106.8%		74,046,359
Net other assets (liabilities)—(6.8)%		(4,742,966)
NET ASSETS—100.0%		$69,303,393

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $2,735,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2015 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 77

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	154	9/21/15	$16,158,450	$91,634

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/15	0.55%	$6,301,740	$101,590
S&P 500	UBS AG	8/27/15	0.50%	8,754,735	178,014
				$15,056,475	$279,604

^ Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$54,645	0.1%
Aerospace/Defense	773,975	1.1%
Agriculture	623,819	0.9%
Airlines	181,187	0.3%
Apparel	311,049	0.4%
Auto Manufacturers	255,314	0.4%
Auto Parts & Equipment	148,538	0.2%
Banks	2,957,082	4.4%
Beverages	840,537	1.2%
Biotechnology	1,234,340	1.8%
Building Materials	63,766	0.1%
Chemicals	834,988	1.2%
Coal	7,847	NM
Commercial Services	605,960	0.9%
Computers	2,311,836	3.3%
Cosmetics/Personal Care	584,820	0.8%
Distribution/Wholesale	85,172	0.1%
Diversified Financial Services	1,034,439	1.5%
Electric	1,016,108	1.5%
Electrical Components & Equipment	97,681	0.1%
Electronics	544,548	0.8%
Energy-Alternate Sources	6,645	NM
Engineering & Construction	24,555	NM
Environmental Control	90,674	0.1%
Food	673,448	1.0%
Forest Products & Paper	41,886	0.1%
Gas	88,637	0.1%
Hand/Machine Tools	54,884	0.1%
Healthcare-Products	815,229	1.2%
Healthcare-Services	701,483	1.0%
Holding Companies-Diversified	15,288	NM
Home Builders	53,917	0.1%
Home Furnishings	55,956	0.1%
Household Products/Wares	127,660	0.2%
Housewares	23,804	NM
Insurance	1,606,882	2.3%
Internet	2,039,961	2.9%
Iron/Steel	28,691	NM
Leisure Time	105,518	0.2%
Lodging	97,410	0.1%
Machinery-Construction & Mining	101,604	0.1%
Machinery-Diversified	200,610	0.3%
Media	1,296,455	1.9%
Metal Fabricate/Hardware	53,603	0.1%
Mining	68,102	0.1%
Miscellaneous Manufacturing	1,017,869	1.5%
Office/Business Equipment	32,309	NM
Oil & Gas	2,023,739	2.9%
Oil & Gas Services	410,249	0.6%
Packaging & Containers	65,344	0.1%
Pharmaceuticals	3,097,702	4.6%
Pipelines	271,767	0.4%
Real Estate	21,833	NM
REIT	967,018	1.4%
Retail	2,606,791	3.8%
Savings & Loans	20,479	NM
Semiconductors	1,059,046	1.5%
Software	1,602,104	2.3%
Telecommunications	1,240,552	1.8%
Textiles	25,199	NM
Toys/Games/Hobbies	33,964	NM
Transportation	619,841	0.9%
Other**	31,247,034	45.1%
Total	$69,303,393	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM    Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (65.9%)

	Shares	Value
3D Systems Corp.* (Computers)	1,365	$17,963
A.O. Smith Corp. (Miscellaneous Manufacturing)	1,001	71,892
Aaron’s, Inc. (Commercial Services)	819	30,287
Abercrombie & Fitch Co.—Class A (Retail)	910	18,282
ACI Worldwide, Inc.* (Software)	1,547	36,617
Acuity Brands, Inc. (Electrical Components & Equipment)	546	109,850
Acxiom Corp.* (Software)	1,001	17,928
Advanced Micro Devices, Inc.* (Semiconductors)	8,190	15,807
AECOM* (Engineering & Construction)	2,002	61,722
AGCO Corp. (Machinery-Diversified)	1,001	55,065
Akorn, Inc.* (Pharmaceuticals)	1,001	46,156
Alaska Air Group, Inc. (Airlines)	1,729	130,972
Albemarle Corp. (Chemicals)	1,456	78,915
Alexander & Baldwin, Inc. (Real Estate)	546	20,612
Alexandria Real Estate Equities, Inc. (REIT)	910	84,366
Align Technology, Inc.* (Healthcare-Products)	910	57,057
Alleghany Corp.* (Insurance)	182	88,476
Allegheny Technologies, Inc. (Iron/Steel)	1,456	31,042
Alliant Energy Corp. (Electric)	1,456	89,560
Allscripts Healthcare Solutions, Inc.* (Software)	2,184	31,581
AMC Networks, Inc.*—Class A (Media)	728	61,312
American Campus Communities, Inc. (REIT)	1,456	54,338
American Eagle Outfitters, Inc. (Retail)	2,275	40,381
American Financial Group, Inc. (Insurance)	1,001	69,019
ANN, Inc.* (Retail)	637	29,143
ANSYS, Inc.* (Software)	1,183	111,379
Apollo Education Group, Inc.*—Class A (Commercial Services)	1,274	16,320
AptarGroup, Inc. (Miscellaneous Manufacturing)	819	55,520
Aqua America, Inc. (Water)	2,275	57,876
ARRIS Group, Inc.* (Telecommunications)	1,729	53,461
Arrow Electronics, Inc.* (Electronics)	1,274	74,083
Arthur J. Gallagher & Co. (Insurance)	2,184	103,586
Ascena Retail Group, Inc.* (Retail)	1,729	21,647
Ashland, Inc. (Chemicals)	819	93,629
Aspen Insurance Holdings, Ltd. (Insurance)	819	39,386
Associated Banc-Corp. (Banks)	2,002	39,459
Atmel Corp. (Semiconductors)	5,460	45,209
Atmos Energy Corp. (Gas)	1,274	70,452
Atwood Oceanics, Inc. (Oil & Gas)	819	17,035
Avnet, Inc. (Electronics)	1,729	72,151
Avon Products, Inc. (Cosmetics/Personal Care)	5,642	31,990
B/E Aerospace, Inc. (Aerospace/Defense)	1,365	66,490
BancorpSouth, Inc. (Banks)	1,092	27,595
Bank of Hawaii Corp. (Banks)	546	36,839
Bank of the Ozarks, Inc. (Banks)	910	40,149
Belden, Inc. (Electrical Components & Equipment)	546	32,340
Bemis Co., Inc. (Packaging & Containers)	1,274	56,782
Big Lots, Inc. (Retail)	728	31,435
BioMed Realty Trust, Inc. (REIT)	2,639	56,844
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	273	41,152
Bio-Techne Corp. (Healthcare-Products)	455	49,768
Black Hills Corp. (Electric)	546	22,746
Brinker International, Inc. (Retail)	819	49,058
Broadridge Financial Solutions, Inc. (Software)	1,547	83,956
Brown & Brown, Inc. (Insurance)	1,547	51,747
Brunswick Corp. (Leisure Time)	1,183	62,805
Buffalo Wild Wings, Inc.* (Retail)	273	53,393
Cabela’s, Inc.* (Retail)	637	28,302
Cable One, Inc.* (Media)	91	37,785
Cabot Corp. (Chemicals)	819	28,812
Cadence Design Systems, Inc.* (Computers)	3,822	80,147
California Resources Corp. (Oil & Gas)	4,004	16,937
Camden Property Trust (REIT)	1,092	86,956
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	819	82,931
Carpenter Technology Corp. (Iron/Steel)	637	23,913
Carter’s, Inc. (Apparel)	728	73,826
Casey’s General Stores, Inc. (Retail)	546	55,809
Catalent, Inc.* (Pharmaceuticals)	1,274	43,418
Cathay General Bancorp (Banks)	1,001	32,142
CBOE Holdings, Inc. (Diversified Financial Services)	1,092	67,682
CDK Global, Inc. (Software)	2,093	108,082
CEB, Inc. (Commercial Services)	455	34,817
Centene Corp.* (Healthcare-Services)	1,547	108,490
Charles River Laboratories International, Inc.* (Biotechnology)	637	49,444
Chico’s FAS, Inc. (Retail)	1,911	29,085
Church & Dwight Co., Inc. (Household Products/Wares)	1,729	149,265
Ciena Corp.* (Telecommunications)	1,547	39,371
Cinemark Holdings, Inc. (Entertainment)	1,365	53,863
City National Corp. (Banks)	637	57,273
CLARCOR, Inc. (Miscellaneous Manufacturing)	637	38,328
Clean Harbors, Inc.* (Environmental Control)	728	36,051
Cleco Corp. (Electric)	819	44,578
CNO Financial Group, Inc. (Insurance)	2,548	45,456
Cognex Corp. (Machinery-Diversified)	1,092	49,435
Commerce Bancshares, Inc. (Banks)	1,092	51,422
Commercial Metals Co. (Iron/Steel)	1,547	23,839
Communications Sales & Leasing, Inc. (REIT)	1,547	32,255
Community Health Systems, Inc.* (Healthcare-Services)	1,547	90,515
CommVault Systems, Inc.* (Software)	546	20,459
Compass Minerals International, Inc. (Mining)	455	36,400
Convergys Corp. (Computers)	1,274	31,990
Con-way, Inc. (Transportation)	728	28,239
Copart, Inc.* (Retail)	1,456	52,459
CoreLogic, Inc.* (Diversified Financial Services)	1,183	46,658
Corporate Office Properties Trust (REIT)	1,274	29,468
Corrections Corp. of America (REIT)	1,547	54,408
Cracker Barrel Old Country Store, Inc. (Retail)	273	41,466
Crane Co. (Miscellaneous Manufacturing)	637	33,888
Cree, Inc.* (Semiconductors)	1,456	35,890
CST Brands, Inc. (Retail)	1,001	37,918
Cullen/Frost Bankers, Inc. (Banks)	728	52,744
Cypress Semiconductor Corp. (Semiconductors)	4,277	49,100
Cytec Industries, Inc. (Chemicals)	910	67,549
Dana Holding Corp. (Auto Parts & Equipment)	2,093	38,846
Dean Foods Co. (Food)	1,183	21,057
Deckers Outdoor Corp.* (Apparel)	455	33,160
Deluxe Corp. (Commercial Services)	637	41,042
Denbury Resources, Inc. (Oil & Gas)	4,641	18,286
DeVry Education Group, Inc. (Commercial Services)	728	22,117
Dick’s Sporting Goods, Inc. (Retail)	1,274	64,949
Diebold, Inc. (Computers)	819	27,887

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Domino’s Pizza, Inc. (Retail)	728	$82,876
Domtar Corp. (Forest Products & Paper)	819	33,301
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,638	55,037
Douglas Emmett, Inc. (REIT)	1,820	53,344
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	910	21,940
Dril-Quip, Inc.* (Oil & Gas Services)	546	31,892
DST Systems, Inc. (Computers)	364	39,731
Duke Realty Corp. (REIT)	4,459	89,938
Dunkin’ Brands Group, Inc. (Retail)	1,274	68,655
Eagle Materials, Inc. (Building Materials)	637	49,138
East West Bancorp, Inc. (Banks)	1,911	85,536
Eaton Vance Corp. (Diversified Financial Services)	1,547	59,343
Edgewell Personal Care Co. (Cosmetics/Personal Care)	819	78,386
Endurance Specialty Holdings, Ltd. (Insurance)	819	56,912
Energen Corp. (Oil & Gas)	910	50,232
Energizer Holdings, Inc.* (Electrical Components & Equipment)	819	31,540
Equity One, Inc. (REIT)	1,001	25,696
Esterline Technologies Corp.* (Aerospace/Defense)	364	32,272
Everest Re Group, Ltd. (Insurance)	546	99,984
Extra Space Storage, Inc. (REIT)	1,456	107,045
FactSet Research Systems, Inc. (Media)	546	90,450
Fair Isaac Corp. (Software)	364	33,011
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,547	23,298
Federal Realty Investment Trust (REIT)	910	124,478
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,274	42,947
FEI Co. (Electronics)	546	46,940
First American Financial Corp. (Insurance)	1,456	59,084
First Horizon National Corp. (Banks)	3,003	47,598
First Niagara Financial Group, Inc. (Savings & Loans)	4,550	44,181
FirstMerit Corp. (Banks)	2,184	40,928
Flowers Foods, Inc. (Food)	2,366	51,248
Foot Locker, Inc. (Retail)	1,820	128,401
Fortinet, Inc.* (Computers)	1,820	86,887
Fortune Brands Home & Security, Inc. (Building Materials)	2,093	99,941
FTI Consulting, Inc.* (Commercial Services)	546	22,342
Fulton Financial Corp. (Banks)	2,275	29,484
Gartner, Inc.* (Commercial Services)	1,092	96,718
GATX Corp. (Trucking & Leasing)	546	28,960
Genesee & Wyoming, Inc.*—Class A (Transportation)	637	45,367
Gentex Corp. (Electronics)	3,822	61,458
Global Payments, Inc. (Commercial Services)	910	102,002
Graco, Inc. (Machinery-Diversified)	728	52,045
Graham Holdings Co.—Class B (Commercial Services)	91	62,750
Granite Construction, Inc. (Engineering & Construction)	455	15,479
Great Plains Energy, Inc. (Electric)	2,002	52,272
Greif, Inc.—Class A (Packaging & Containers)	455	14,100
Guess?, Inc. (Retail)	819	17,928
Gulfport Energy Corp.* (Oil & Gas)	1,365	44,716
Halyard Health, Inc.* (Healthcare-Products)	637	25,951
Hancock Holding Co. (Banks)	1,001	29,249
Hawaiian Electric Industries, Inc. (Electric)	1,365	40,882
HCC Insurance Holdings, Inc. (Insurance)	1,274	98,302
Health Net, Inc.* (Healthcare-Services)	1,001	66,927
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,274	10,663
Herman Miller, Inc. (Office Furnishings)	819	22,965
Highwoods Properties, Inc. (REIT)	1,183	50,076
Hill-Rom Holdings, Inc. (Healthcare-Products)	728	40,790
HNI Corp. (Office Furnishings)	546	27,076
HollyFrontier Corp. (Oil & Gas)	2,548	122,966
Hologic, Inc.* (Healthcare-Products)	3,185	132,686
Home Properties, Inc. (REIT)	728	53,654
Hospitality Properties Trust (REIT)	1,911	52,400
HSN, Inc. (Retail)	455	33,447
Hubbell, Inc.—Class B (Electrical Components & Equipment)	728	76,010
Huntington Ingalls Industries, Inc. (Shipbuilding)	637	74,790
IDACORP, Inc. (Electric)	637	39,564
IDEX Corp. (Machinery-Diversified)	1,001	76,106
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,183	86,040
Informatica Corp.* (Software)	1,365	66,230
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	2,002	54,514
Ingredion, Inc. (Food)	910	80,262
Integrated Device Technology, Inc.* (Semiconductors)	1,911	36,519
InterDigital, Inc. (Telecommunications)	455	24,602
International Bancshares Corp. (Banks)	728	19,605
International Speedway Corp.—Class A (Entertainment)	364	12,474
Intersil Corp.—Class A (Semiconductors)	1,729	19,244
IPG Photonics Corp.* (Semiconductors)	455	41,960
ITT Corp. (Miscellaneous Manufacturing)	1,183	44,954
J.C. Penney Co., Inc.* (Retail)	4,004	32,993
Jabil Circuit, Inc. (Electronics)	2,548	51,597
Jack Henry & Associates, Inc. (Computers)	1,092	76,287
Jack in the Box, Inc. (Retail)	455	43,225
Janus Capital Group, Inc. (Diversified Financial Services)	1,911	31,302
Jarden Corp.* (Leisure Time)	2,548	140,141
JetBlue Airways Corp.* (Airlines)	3,458	79,465
John Wiley & Sons, Inc. (Media)	637	33,767
Jones Lang LaSalle, Inc. (Real Estate)	546	97,209
Kate Spade & Co.* (Retail)	1,638	32,957
KB Home (Home Builders)	1,183	18,904
KBR, Inc. (Engineering & Construction)	1,911	33,385
Kemper Corp. (Insurance)	637	24,665
Kennametal, Inc. (Hand/Machine Tools)	1,001	31,722
Keysight Technologies, Inc.* (Electronics)	2,184	66,699
Kilroy Realty Corp. (REIT)	1,183	83,816
Kirby Corp.* (Transportation)	728	52,714
KLX, Inc.* (Aerospace/Defense)	728	28,596
Knowles Corp.* (Electronics)	1,092	20,803
Lamar Advertising Co.—Class A (REIT)	1,092	65,575
Lancaster Colony Corp. (Food)	273	25,446
Landstar System, Inc. (Transportation)	546	39,328
LaSalle Hotel Properties (REIT)	1,456	48,441
Leidos Holdings, Inc. (Computers)	819	33,415
Lennox International, Inc. (Building Materials)	546	64,466

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Lexmark International, Inc.—Class A (Computers)	819	$27,838
Liberty Property Trust (REIT)	1,911	65,031
LifePoint Health, Inc.* (Healthcare-Services)	546	45,242
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,001	60,610
Live Nation Entertainment, Inc.* (Commercial Services)	1,911	50,106
LKQ Corp.* (Distribution/Wholesale)	4,004	125,966
Louisiana-Pacific Corp.* (Building Materials)	1,820	26,827
M.D.C. Holdings, Inc. (Home Builders)	546	16,304
Mack-Cali Realty Corp. (REIT)	1,092	22,757
Manhattan Associates, Inc.* (Computers)	1,001	64,885
ManpowerGroup, Inc. (Commercial Services)	1,001	90,570
MAXIMUS, Inc. (Computers)	819	55,864
MDU Resources Group, Inc. (Electric)	2,548	49,711
MEDNAX, Inc.* (Healthcare-Services)	1,183	100,129
Mentor Graphics Corp. (Computers)	1,274	33,239
Mercury General Corp. (Insurance)	455	25,685
Meredith Corp. (Media)	455	21,804
Mettler-Toledo International, Inc.* (Electronics)	364	122,886
Mid-America Apartment Communities, Inc. (REIT)	1,001	80,420
Minerals Technologies, Inc. (Chemicals)	455	29,461
Molina Healthcare, Inc.* (Healthcare-Services)	546	41,185
MSA Safety, Inc. (Environmental Control)	455	23,501
MSC Industrial Direct Co., Inc.—Class A (Retail)	637	45,393
MSCI, Inc.—Class A (Software)	1,456	99,241
Murphy USA, Inc.* (Oil & Gas)	546	29,899
Nabors Industries, Ltd. (Oil & Gas)	3,822	44,373
National Fuel Gas Co. (Gas)	1,092	59,044
National Instruments Corp. (Electronics)	1,274	36,895
National Retail Properties, Inc. (REIT)	1,729	64,267
NCR Corp.* (Computers)	2,184	60,147
NetScout Systems, Inc.* (Computers)	1,183	47,178
NeuStar, Inc.*—Class A (Telecommunications)	728	22,473
New York Community Bancorp, Inc. (Savings & Loans)	5,824	110,830
NewMarket Corp. (Chemicals)	182	72,383
Noble Corp. PLC (Oil & Gas)	3,185	38,061
Nordson Corp. (Machinery-Diversified)	728	53,952
NOW, Inc.* (Oil & Gas Services)	1,365	23,751
NVR, Inc.* (Home Builders)	91	135,593
Oceaneering International, Inc. (Oil & Gas Services)	1,274	50,986
Office Depot, Inc.* (Retail)	6,461	51,688
OGE Energy Corp. (Electric)	2,639	78,537
Oil States International, Inc.* (Oil & Gas Services)	637	19,180
Old Dominion Freight Line, Inc.* (Transportation)	910	66,568
Old Republic International Corp. (Insurance)	3,185	53,285
Olin Corp. (Chemicals)	1,001	23,013
Omega Healthcare Investors, Inc. (REIT)	2,093	75,892
Omnicare, Inc. (Pharmaceuticals)	1,274	123,387
ONE Gas, Inc. (Gas)	728	32,782
Orbital ATK, Inc. (Aerospace/Defense)	819	58,108
Oshkosh Corp. (Machinery-Construction & Mining)	1,001	36,577
Owens & Minor, Inc. (Pharmaceuticals)	819	28,796
Packaging Corp. of America (Packaging & Containers)	1,274	90,186
PacWest Bancorp (Banks)	1,274	58,973
Panera Bread Co.*—Class A (Retail)	364	74,300
PAREXEL International Corp.* (Commercial Services)	728	50,203
Patterson-UTI Energy, Inc. (Oil & Gas)	1,911	31,503
Plantronics, Inc. (Telecommunications)	546	31,712
PNM Resources, Inc. (Electric)	1,001	26,406
Polaris Industries, Inc. (Leisure Time)	819	112,252
Polycom, Inc.* (Telecommunications)	1,729	19,676
PolyOne Corp. (Chemicals)	1,183	40,541
Post Holdings, Inc.* (Food)	728	39,123
Potlatch Corp. (REIT)	546	19,115
Primerica, Inc. (Insurance)	637	28,812
Prosperity Bancshares, Inc. (Banks)	819	44,709
PTC, Inc.* (Software)	1,456	52,926
QEP Resources, Inc. (Oil & Gas)	2,093	29,051
Questar Corp. (Gas)	2,275	50,369
R.R. Donnelley & Sons Co. (Commercial Services)	2,730	47,912
Rackspace Hosting, Inc.* (Software)	1,547	52,644
Raymond James Financial, Inc. (Diversified Financial Services)	1,638	96,641
Rayonier, Inc. (REIT)	1,638	40,295
Regal Beloit Corp. (Hand/Machine Tools)	546	37,909
Regency Centers Corp. (REIT)	1,183	75,677
Reinsurance Group of America, Inc. (Insurance)	819	79,050
Reliance Steel & Aluminum Co. (Iron/Steel)	1,001	60,661
RenaissanceRe Holdings, Ltd. (Insurance)	637	68,350
Rent-A-Center, Inc. (Commercial Services)	728	19,503
ResMed, Inc. (Healthcare-Products)	1,820	105,469
Rollins, Inc. (Commercial Services)	1,274	36,946
Rovi Corp.* (Semiconductors)	1,183	13,001
Rowan Cos. PLC—Class A (Oil & Gas)	1,638	28,223
Royal Gold, Inc. (Mining)	819	41,294
RPM International, Inc. (Chemicals)	1,729	81,038
Science Applications International Corp. (Computers)	546	29,309
SEI Investments Co. (Commercial Services)	1,729	92,173
Senior Housing Properties Trust (REIT)	3,094	53,433
Sensient Technologies Corp. (Chemicals)	637	43,564
Service Corp. International (Commercial Services)	2,639	80,515
Signature Bank* (Banks)	637	92,741
Silgan Holdings, Inc. (Packaging & Containers)	546	29,195
Silicon Laboratories, Inc.* (Semiconductors)	546	24,565
Sirona Dental Systems, Inc.* (Healthcare-Products)	728	75,552
Skechers U.S.A., Inc.*—Class A (Apparel)	546	82,147
SLM Corp.* (Diversified Financial Services)	5,551	50,681
SM Energy Co. (Oil & Gas)	910	33,734
SolarWinds, Inc.* (Software)	910	36,300
Solera Holdings, Inc. (Software)	910	33,297
Sonoco Products Co. (Packaging & Containers)	1,274	52,591
Sotheby’s—Class A (Commercial Services)	819	34,259
SPX Corp. (Miscellaneous Manufacturing)	546	35,714
StanCorp Financial Group, Inc. (Insurance)	546	62,255
Steel Dynamics, Inc. (Iron/Steel)	3,185	63,796
STERIS Corp. (Healthcare-Products)	819	56,617
Stifel Financial Corp.* (Diversified Financial Services)	910	50,005
SunEdison, Inc.* (Energy-Alternate Sources)	3,822	88,976
Superior Energy Services, Inc. (Oil & Gas Services)	2,002	34,034

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Common Stocks, continued

	Shares	Value
SUPERVALU, Inc.* (Food)	2,730	$25,171
SVB Financial Group* (Banks)	637	91,155
Synaptics, Inc.* (Computers)	455	36,118
Synopsys, Inc.* (Computers)	2,002	101,783
Synovus Financial Corp. (Banks)	1,729	54,498
Talen Energy Corp.* (Electric)	1,092	17,177
Tanger Factory Outlet Centers, Inc. (REIT)	1,274	41,380
Taubman Centers, Inc. (REIT)	819	61,261
TCF Financial Corp. (Banks)	2,184	35,949
Tech Data Corp.* (Electronics)	455	26,540
Teledyne Technologies, Inc.* (Aerospace/Defense)	455	47,170
Teleflex, Inc. (Healthcare-Products)	546	73,159
Telephone & Data Systems, Inc. (Telecommunications)	1,274	37,468
Tempur Sealy International, Inc.* (Home Furnishings)	819	61,875
Teradyne, Inc. (Semiconductors)	2,821	54,332
Terex Corp. (Machinery-Construction & Mining)	1,365	30,248
The Boston Beer Co., Inc.*—Class A (Beverages)	91	20,067
The Cheesecake Factory, Inc. (Retail)	546	31,526
The Chemours Co. (Chemicals)	2,366	25,837
The Cooper Cos., Inc. (Healthcare-Products)	637	112,749
The Hain Celestial Group, Inc.* (Food)	1,365	92,793
The Hanover Insurance Group, Inc. (Insurance)	546	44,144
The New York Times Co.—Class A (Media)	1,729	22,857
The Scotts Miracle-Gro Co.—Class A (Housewares)	546	32,973
The Timken Co. (Metal Fabricate/Hardware)	910	30,376
The Ultimate Software Group, Inc.* (Software)	364	67,052
The Valspar Corp. (Chemicals)	1,001	83,364
The Wendy’s Co. (Retail)	3,549	36,413
The WhiteWave Foods Co.* (Food)	2,275	117,436
Thor Industries, Inc. (Home Builders)	637	35,596
Thoratec Corp.* (Healthcare-Products)	728	46,075
Time, Inc. (Media)	1,456	32,498
Toll Brothers, Inc.* (Home Builders)	2,093	81,460
Tootsie Roll Industries, Inc. (Food)	273	8,864
Towers Watson & Co.—Class A (Commercial Services)	910	115,369
TreeHouse Foods, Inc.* (Food)	546	44,750
Trimble Navigation, Ltd.* (Electronics)	3,367	77,778
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,002	58,579
Triumph Group, Inc. (Aerospace/Defense)	637	34,302
Trustmark Corp. (Banks)	910	21,876
Tupperware Brands Corp. (Housewares)	637	37,245
Tyler Technologies, Inc.* (Software)	455	63,491
UDR, Inc. (REIT)	3,367	113,838
UGI Corp. (Gas)	2,275	83,129
Umpqua Holdings Corp. (Banks)	2,912	51,659
United Natural Foods, Inc.* (Food)	637	29,003
United States Steel Corp. (Iron/Steel)	1,911	37,207
United Therapeutics Corp.* (Biotechnology)	637	107,882
Urban Edge Properties (REIT)	1,183	25,399
Valley National Bancorp (Banks)	2,912	28,887
Valmont Industries, Inc. (Metal Fabricate/Hardware)	273	30,366
VCA, Inc.* (Pharmaceuticals)	1,092	67,191
Vectren Corp. (Gas)	1,092	45,973
VeriFone Systems, Inc.* (Computers)	1,456	46,854
Vishay Intertechnology, Inc. (Electronics)	1,729	19,849
Vista Outdoor, Inc.* (Retail)	819	38,632
W.R. Berkley Corp. (Insurance)	1,274	70,987
Wabtec Corp. (Machinery-Diversified)	1,274	128,916
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,092	49,042
Washington Federal, Inc. (Savings & Loans)	1,274	29,659
Waste Connections, Inc. (Environmental Control)	1,638	82,113
Watsco, Inc. (Distribution/Wholesale)	364	46,679
Webster Financial Corp. (Banks)	1,183	45,735
Weingarten Realty Investors (REIT)	1,456	51,222
WellCare Health Plans, Inc.* (Healthcare-Services)	546	44,117
Werner Enterprises, Inc. (Transportation)	546	15,419
West Pharmaceutical Services, Inc. (Healthcare-Products)	910	54,482
Westar Energy, Inc. (Electric)	1,729	65,097
Western Refining, Inc. (Oil & Gas)	910	40,186
WEX, Inc.* (Commercial Services)	546	55,714
WGL Holdings, Inc. (Gas)	637	35,608
Williams-Sonoma, Inc. (Retail)	1,092	92,449
WisdomTree Investments, Inc. (Diversified Financial Services)	1,456	36,254
Woodward, Inc. (Electronics)	728	35,934
World Fuel Services Corp. (Retail)	910	36,992
Worthington Industries, Inc. (Iron/Steel)	637	17,237
WP GLIMCHER, Inc. (REIT)	2,366	32,036
WPX Energy, Inc.* (Oil & Gas)	2,639	22,959
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	637	68,560
TOTAL COMMON STOCKS (Cost $16,743,441)		20,932,714

Repurchase Agreements(a)(b) (34.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $11,048,083	$11,048,000	$11,048,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,048,000)		11,048,000
TOTAL INVESTMENT SECURITIES (Cost $27,791,441)—100.6%		31,980,714
Net other assets (liabilities)—(0.6)%		(182,351)
NET ASSETS—100.0%		$31,798,363

*      Non-income producing security

(a)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $965,000.

(b)   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

82 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	20	9/21/15	$2,999,400	$(53,435)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/27/15	0.55%	$5,011,151	$213,240
S&P MidCap 400	UBS AG	8/27/15	0.45%	2,857,248	72,532
				$7,868,399	$285,772

^ Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mid-Cap ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$266,938	0.8%
Airlines	210,437	0.7%
Apparel	189,133	0.6%
Auto Parts & Equipment	38,846	0.1%
Banks	1,116,205	3.5%
Beverages	20,067	0.1%
Biotechnology	198,478	0.6%
Building Materials	240,372	0.8%
Chemicals	668,107	2.1%
Commercial Services	1,101,666	3.5%
Computers	897,521	2.8%
Cosmetics/Personal Care	110,377	0.3%
Distribution/Wholesale	227,160	0.7%
Diversified Financial Services	530,555	1.7%
Electric	526,530	1.7%
Electrical Components & Equipment	249,739	0.8%
Electronics	713,613	2.2%
Energy-Alternate Sources	88,976	0.3%
Engineering & Construction	110,586	0.3%
Entertainment	88,277	0.3%
Environmental Control	141,664	0.4%
Food	535,152	1.7%
Forest Products & Paper	33,301	0.1%
Gas	377,357	1.2%
Hand/Machine Tools	130,241	0.4%
Healthcare-Products	916,395	2.9%
Healthcare-Services	496,605	1.6%
Home Builders	287,857	0.9%
Home Furnishings	61,875	0.2%
Household Products/Wares	149,265	0.5%
Housewares	70,218	0.2%
Insurance	1,169,184	3.7%
Iron/Steel	257,695	0.8%
Leisure Time	315,198	1.0%
Machinery-Construction & Mining	66,825	0.2%
Machinery-Diversified	484,079	1.5%
Media	300,474	0.9%
Metal Fabricate/Hardware	60,742	0.2%
Mining	77,694	0.2%
Miscellaneous Manufacturing	476,844	1.5%
Office Furnishings	50,041	0.2%
Oil & Gas	568,162	1.8%
Oil & Gas Services	170,506	0.5%
Packaging & Containers	242,854	0.8%
Pharmaceuticals	308,948	1.0%
Real Estate	117,821	0.4%
REIT	1,975,120	6.2%
Retail	1,401,201	4.4%
Savings & Loans	184,670	0.6%
Semiconductors	358,925	1.1%
Shipbuilding	74,790	0.2%
Software	914,194	2.9%
Telecommunications	228,763	0.7%
Transportation	247,635	0.8%
Trucking & Leasing	28,960	0.1%
Water	57,876	0.2%
Other**	10,865,649	34.1%
Total	$31,798,363	100.0%

**       Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2015 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 83

Common Stocks (40.4%)

	Percentage of Net Assets	Shares	Value
ACADIA Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	510	$24,893
Ambarella, Inc.* (Semiconductors)	0.1%	204	23,637
American Eagle Outfitters, Inc. (Retail)	0.1%	1,224	21,726
AmSurg Corp.* (Healthcare-Services)	0.1%	306	21,952
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	255	38,043
Aspen Technology, Inc.* (Software)	0.1%	510	22,634
Berry Plastics Group, Inc.* (Packaging & Containers)	0.1%	714	23,248
Burlington Stores, Inc.* (Retail)	0.1%	459	25,263
Casey’s General Stores, Inc. (Retail)	0.1%	255	26,065
Cavium, Inc.* (Semiconductors)	0.1%	357	24,204
Cepheid* (Healthcare-Products)	0.1%	459	25,516
CNO Financial Group, Inc. (Insurance)	0.1%	1,224	21,836
CubeSmart (REIT)	0.1%	1,020	26,682
Dealertrack Technologies, Inc.* (Software)	0.1%	357	22,159
Dyax Corp.* (Pharmaceuticals)	0.1%	918	22,592
EPAM Systems, Inc.* (Computers)	0.1%	306	22,677
FEI Co. (Electronics)	0.1%	255	21,922
First American Financial Corp. (Insurance)	0.1%	663	26,906
Guidewire Software, Inc.* (Software)	0.1%	459	27,104
HealthSouth Corp. (Healthcare-Services)	0.1%	561	25,639
Highwoods Properties, Inc. (REIT)	0.1%	561	23,747
Houghton Mifflin Harcourt Co.* (Media)	0.1%	867	22,655
Impax Laboratories, Inc.* (Pharmaceuticals)	0.1%	459	22,243
Investors Bancorp, Inc. (Savings & Loans)	0.1%	2,142	26,089
j2 Global, Inc. (Internet)	0.1%	306	21,541
Jack in the Box, Inc. (Retail)	0.1%	255	24,226
LaSalle Hotel Properties (REIT)	0.1%	714	23,755
Manhattan Associates, Inc.* (Computers)	0.1%	459	29,753
MarketAxess Holdings, Inc. (Diversified Financial Services)	0.1%	255	24,939
MAXIMUS, Inc. (Computers)	0.1%	408	27,830
MGIC Investment Corp.* (Insurance)	0.1%	2,091	23,148
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	0.1%	510	25,561
PAREXEL International Corp.* (Commercial Services)	0.1%	357	24,619
Prosperity Bancshares, Inc. (Banks)	0.1%	408	22,273
Qlik Technologies, Inc.* (Software)	0.1%	561	22,698
Radian Group, Inc. (Insurance)	0.1%	1,173	21,654
RLJ Lodging Trust (REIT)	0.1%	816	24,341
STERIS Corp. (Healthcare-Products)	0.1%	357	24,679
Stifel Financial Corp.* (Diversified Financial Services)	0.1%	408	22,420
Strategic Hotels & Resorts, Inc.* (REIT)	0.1%	1,734	23,704
Team Health Holdings, Inc.* (Commercial Services)	0.1%	459	30,942
Thoratec Corp.* (Healthcare-Products)	0.1%	357	22,595
Tyler Technologies, Inc.* (Software)	0.1%	204	28,465
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.1%	204	24,669
Umpqua Holdings Corp. (Banks)	0.1%	1,377	24,428
Vail Resorts, Inc. (Entertainment)	0.1%	204	22,376
Webster Financial Corp. (Banks)	0.1%	561	21,688
West Pharmaceutical Services, Inc. (Healthcare-Products)	0.1%	459	27,480
ZS Pharma, Inc.* (Pharmaceuticals)	0.2%	816	48,740
Other Common Stocks	35.8%	566,839	9,635,324
TOTAL COMMON STOCKS (Cost $9,099,585)			10,863,280

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*+^(b) (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.*+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—
TOTAL WARRANT (Cost $—)		—

See accompanying notes to the financial statements.

84 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(c)(d) (67.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $18,052,136	$18,052,000	$18,052,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,052,000)		18,052,000
TOTAL INVESTMENT SECURITIES (Cost $27,158,918)—107.5%		28,922,613
Net other assets (liabilities)—(7.5)%		(2,027,081)
NET ASSETS—100.0%		$26,895,532

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2015, these securities represented 0.027% of the net assets of the fund.

*                 Non-income producing security

^                  The Advisor has deemed this security to be illiquid. As of July 31, 2015, these securities represented 0.027% of the net assets of the fund.

(a)         Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,756,000.

(d)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	30	9/21/15	$3,706,500	$(78,420)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/27/15	0.05%		$7,182,693	$95,950
Russell 2000 Index	UBS AG	8/27/15	0.00	%+	5,104,866	143,179
					$12,287,559	$239,129

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                 Amount is less than 0.005%.

Small-Cap ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$18,062	0.1%
Aerospace/Defense	129,471	0.5%
Agriculture	29,251	0.1%
Airlines	22,524	0.1%
Apparel	101,290	0.4%
Auto Manufacturers	13,269	NM
Auto Parts & Equipment	121,836	0.5%
Banks	817,075	3.0%
Biotechnology	470,581	1.7%
Building Materials	132,356	0.5%
Chemicals	183,937	0.7%
Coal	10,158	NM
Commercial Services	530,019	2.0%
Computers	339,042	1.3%
Cosmetics/Personal Care	2,688	NM
Distribution/Wholesale	61,519	0.2%
Diversified Financial Services	298,291	1.1%
Electric	239,631	0.9%
Electrical Components & Equipment	95,171	0.4%
Electronics	231,621	0.9%
Energy-Alternate Sources	36,322	0.1%
Engineering & Construction	82,415	0.3%
Entertainment	123,466	0.5%
Environmental Control	24,320	0.1%
Food	179,915	0.7%
Forest Products & Paper	14,344	0.1%
Gas	119,775	0.4%
Hand/Machine Tools	8,831	NM
Healthcare-Products	429,457	1.6%
Healthcare-Services	174,519	0.6%
Holding Companies-Diversified	15,615	0.1%
Home Builders	87,122	0.3%
Home Furnishings	43,142	0.2%
Household Products/Wares	39,190	0.1%
Housewares	5,693	NM
Insurance	279,745	1.0%
Internet	247,718	0.9%
Investment Companies	6,749	NM
Iron/Steel	41,629	0.2%
Leisure Time	39,857	0.1%
Lodging	53,699	0.2%
Machinery-Diversified	33,849	0.1%
Media	146,424	0.5%
Metal Fabricate/Hardware	65,136	0.2%
Mining	47,477	0.2%

See accompanying notes to the financial statements.

July 31, 2015 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 85

	Value	% of Net Assets
Miscellaneous Manufacturing	$154,333	0.6%
Multi-National	5,614	NM
Office Furnishings	60,652	0.2%
Oil & Gas	180,799	0.7%
Oil & Gas Services	101,344	0.4%
Packaging & Containers	42,697	0.2%
Pharmaceuticals	629,230	2.3%
Pipelines	23,682	0.1%
Real Estate	71,629	0.3%
REIT	1,039,823	3.8%
Retail	627,415	2.3%
Savings & Loans	175,918	0.7%
Semiconductors	366,372	1.4%
Software	549,305	2.0%
Storage/Warehousing	17,967	0.1%
Telecommunications	341,139	1.3%
Transportation	250,612	0.9%
Trucking & Leasing	17,849	0.1%
Water	20,032	0.1%
Other**	16,024,919	59.6%
Total	$26,895,532	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                 Not meaningful, amount is less than 0.05%.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

86 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (40.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,410	$113,734
Adobe Systems, Inc.* (Software)	3,060	250,889
Akamai Technologies, Inc.* (Software)	1,080	82,847
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,350	266,544
Altera Corp. (Semiconductors)	1,830	90,878
Amazon.com, Inc.* (Internet)	2,850	1,528,027
American Airlines Group, Inc. (Airlines)	4,230	169,623
Amgen, Inc. (Biotechnology)	4,620	815,846
Analog Devices, Inc. (Semiconductors)	1,920	111,994
Apple, Inc. (Computers)	35,100	4,257,629
Applied Materials, Inc. (Semiconductors)	7,500	130,200
Autodesk, Inc.* (Software)	1,380	69,800
Automatic Data Processing, Inc. (Commercial Services)	2,850	227,345
Avago Technologies, Ltd. (Semiconductors)	1,560	195,218
Baidu, Inc.*ADR (Internet)	1,680	290,069
Bed Bath & Beyond, Inc.* (Retail)	1,050	68,492
Biogen, Inc.* (Biotechnology)	1,440	459,043
BioMarin Pharmaceutical, Inc.* (Biotechnology)	990	144,807
Broadcom Corp.—Class A (Semiconductors)	3,360	170,050
C.H. Robinson Worldwide, Inc. (Transportation)	900	63,135
CA, Inc. (Software)	2,670	77,790
Celgene Corp.* (Biotechnology)	4,830	633,938
Cerner Corp.* (Software)	2,100	150,612
Charter Communications, Inc.*—Class A (Media)	690	128,243
Check Point Software Technologies, Ltd.* (Software)	1,110	89,655
Cisco Systems, Inc. (Telecommunications)	30,990	880,736
Citrix Systems, Inc.* (Software)	990	74,854
Cognizant Technology Solutions Corp.* (Computers)	3,720	234,732
Comcast Corp.—Class A (Media)	12,930	806,962
Comcast Corp.—Class A (Media)	2,310	144,005
Costco Wholesale Corp. (Retail)	2,670	387,951
Discovery Communications, Inc.*—Class A (Media)	900	29,718
Discovery Communications, Inc.*—Class C (Media)	1,680	50,904
DISH Network Corp.*—Class A (Media)	1,380	89,162
Dollar Tree, Inc.* (Retail)	1,440	112,363
eBay, Inc.* (Internet)	7,410	208,369
Electronic Arts, Inc.* (Software)	1,920	137,376
Expeditors International of Washington, Inc. (Transportation)	1,170	54,838
Express Scripts Holding Co.* (Pharmaceuticals)	4,440	399,911
Facebook, Inc.*—Class A (Internet)	13,710	1,288,877
Fastenal Co. (Distribution/Wholesale)	1,800	75,348
Fiserv, Inc.* (Software)	1,440	125,078
Garmin, Ltd. (Electronics)	1,170	49,035
Gilead Sciences, Inc. (Biotechnology)	8,940	1,053,667
Google, Inc.*—Class A (Internet)	1,770	1,163,775
Google, Inc.*—Class C (Internet)	2,100	1,313,781
Henry Schein, Inc.* (Healthcare-Products)	510	75,470
Illumina, Inc.* (Biotechnology)	870	190,791
Intel Corp. (Semiconductors)	28,890	836,365
Intuit, Inc. (Software)	1,680	177,694
Intuitive Surgical, Inc.* (Healthcare-Products)	210	111,966
JD.com, Inc.*ADR (Internet)	3,840	126,835
Keurig Green Mountain, Inc. (Beverages)	930	69,787
KLA-Tencor Corp. (Semiconductors)	960	50,928
Lam Research Corp. (Semiconductors)	960	73,795
Liberty Global PLC*—Class A (Media)	1,530	80,264
Liberty Global PLC*—Class C (Media)	3,780	185,749
Liberty Interactive Corp.* (Retail)	2,700	78,435
Liberty Media Corp.* (Media)	630	23,814
Liberty LiLAC Group—Class A (Media)	60	2,566
Liberty LiLAC Group—Class C (Media)	180	7,659
Liberty Media Corp.*—Class C (Media)	1,380	52,026
Liberty Ventures* (Internet)	810	33,599
Linear Technology Corp. (Semiconductors)	1,470	60,270
Marriott International, Inc.—Class A (Lodging)	1,680	121,985
Mattel, Inc. (Toys/Games/Hobbies)	2,070	48,045
Micron Technology, Inc.* (Semiconductors)	6,600	122,166
Microsoft Corp. (Software)	49,260	2,300,442
Mondelez International, Inc.—Class A (Food)	9,900	446,787
Monster Beverage Corp.* (Beverages)	1,230	188,867
Mylan N.V.* (Pharmaceuticals)	2,970	166,290
NetApp, Inc. (Computers)	1,890	58,874
Netflix, Inc.* (Internet)	2,520	288,061
NVIDIA Corp. (Semiconductors)	3,270	65,237
NXP Semiconductors N.V.* (Semiconductors)	1,530	148,395
O’Reilly Automotive, Inc.* (Retail)	630	151,395
PACCAR, Inc. (Auto Manufacturers)	2,160	140,054
Paychex, Inc. (Software)	2,220	103,008
QUALCOMM, Inc. (Semiconductors)	9,930	639,392
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	348,806
Ross Stores, Inc. (Retail)	2,520	133,963
SanDisk Corp. (Computers)	1,260	75,965
SBA Communications Corp.*—Class A (Engineering & Construction)	780	94,162
Seagate Technology PLC (Computers)	1,920	97,152
Sirius XM Holdings, Inc.* (Media)	33,330	131,987
Skyworks Solutions, Inc. (Semiconductors)	1,170	111,934
Staples, Inc. (Retail)	3,900	57,369
Starbucks Corp. (Retail)	9,150	530,059
Stericycle, Inc.* (Environmental Control)	510	71,895
Symantec Corp. (Internet)	4,140	94,144
Tesla Motors, Inc.* (Auto Manufacturers)	780	207,597
Texas Instruments, Inc. (Semiconductors)	6,330	316,372
The Kraft Heinz Co. (Food)	7,320	581,720
The Priceline Group, Inc.* (Internet)	330	410,378
Tractor Supply Co. (Retail)	840	77,717
TripAdvisor, Inc.* (Internet)	810	64,298
Twenty-First Century Fox, Inc.—Class A (Media)	7,680	264,884
Twenty-First Century Fox, Inc.—Class B (Media)	4,860	162,907
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,020	79,672
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,470	198,450
Viacom, Inc.—Class B (Media)	2,100	119,700
VimpelCom, Ltd.ADR (Telecommunications)	10,710	61,904
Vodafone Group PLCADR (Telecommunications)	2,580	97,472
Walgreens Boots Alliance, Inc. (Retail)	6,630	640,657
Western Digital Corp. (Computers)	1,410	121,345
Whole Foods Market, Inc. (Food)	2,190	79,716
Wynn Resorts, Ltd. (Lodging)	630	65,035
Xilinx, Inc. (Semiconductors)	1,590	66,383
Yahoo!, Inc.* (Internet)	5,730	210,119
TOTAL COMMON STOCKS (Cost $14,343,126)		32,068,623

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 87

Repurchase Agreements(a)(b) (73.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $58,166,437	$58,166,000	$58,166,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,166,000)		58,166,000
TOTAL INVESTMENT SECURITIES (Cost $72,509,126)—114.1%		90,234,623
Net other assets (liabilities)—(14.1)%		(11,123,740)
NET ASSETS—100.0%		$79,110,883

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $6,550,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR           American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	110	9/21/15	$10,088,100	$252,908

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/15	0.65%	$19,594,654	$196,897
NASDAQ-100 Index	UBS AG	8/27/15	0.50%	17,363,464	309,476
				$36,958,118	$506,373

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Airlines	$169,623	0.2%
Auto Manufacturers	347,651	0.4%
Beverages	258,654	0.3%
Biotechnology	4,111,892	5.3%
Commercial Services	307,017	0.4%
Computers	4,845,697	6.2%
Distribution/Wholesale	75,348	0.1%
Electronics	49,035	0.1%
Engineering & Construction	94,162	0.1%
Environmental Control	71,895	0.1%
Food	1,108,223	1.4%
Healthcare-Products	187,436	0.2%
Internet	7,020,331	9.0%
Lodging	187,020	0.2%
Media	2,280,549	2.9%
Pharmaceuticals	566,201	0.7%
Retail	2,238,401	2.8%
Semiconductors	3,189,578	4.0%
Software	3,753,780	4.7%
Telecommunications	1,040,112	1.3%
Toys/Games/Hobbies	48,045	0.1%
Transportation	117,973	0.1%
Other**	47,042,260	59.4%
Total	$79,110,883	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (99.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	234	$35,414
Abbott Laboratories (Pharmaceuticals)	1,053	53,377
Accenture PLC—Class A (Computers)	312	32,170
ACE, Ltd. (Insurance)	390	42,420
Adobe Systems, Inc.* (Software)	156	12,790
Aetna, Inc. (Healthcare-Services)	234	26,435
Affiliated Managers Group, Inc.* (Diversified Financial Services)	39	8,108
Aflac, Inc. (Insurance)	507	32,473
Agilent Technologies, Inc. (Electronics)	390	15,971
AGL Resources, Inc. (Gas)	78	3,750
Air Products & Chemicals, Inc. (Chemicals)	78	11,116
Airgas, Inc. (Chemicals)	39	3,979
Alcoa, Inc. (Mining)	1,443	14,242
Allegion PLC (Electronics)	39	2,466
Altera Corp. (Semiconductors)	156	7,747
Ameren Corp. (Electric)	273	11,215
American Airlines Group, Inc. (Airlines)	234	9,383
American Electric Power Co., Inc. (Electric)	585	33,093
American Express Co. (Diversified Financial Services)	429	32,630
American International Group, Inc. (Insurance)	1,560	100,027
AMETEK, Inc. (Electrical Components & Equipment)	117	6,207
Anadarko Petroleum Corp. (Oil & Gas)	273	20,298
Analog Devices, Inc. (Semiconductors)	195	11,374
Anthem, Inc. (Healthcare-Services)	312	48,132
Aon PLC (Insurance)	156	15,720
Apache Corp. (Oil & Gas)	429	19,674
Applied Materials, Inc. (Semiconductors)	507	8,802
Archer-Daniels-Midland Co. (Agriculture)	741	35,138
Assurant, Inc. (Insurance)	78	5,819
AT&T, Inc. (Telecommunications)	7,215	250,648
AutoNation, Inc.* (Retail)	39	2,431
Avery Dennison Corp. (Household Products/Wares)	117	7,119
Baker Hughes, Inc. (Oil & Gas Services)	507	29,482
Ball Corp. (Packaging & Containers)	39	2,646
Bank of America Corp. (Banks)	12,363	221,051
Baxalta, Inc.* (Pharmaceuticals)	273	8,963
Baxter International, Inc. (Healthcare-Products)	273	10,942
BB&T Corp. (Banks)	858	34,552
Bed Bath & Beyond, Inc.* (Retail)	117	7,632
Berkshire Hathaway, Inc.*—Class B (Insurance)	2,145	306,177
Best Buy Co., Inc. (Retail)	351	11,334
BlackRock, Inc. (Diversified Financial Services)	39	13,116
BorgWarner, Inc. (Auto Parts & Equipment)	273	13,571
Boston Scientific Corp.* (Healthcare-Products)	858	14,878
Bristol-Myers Squibb Co. (Pharmaceuticals)	936	61,439
CA, Inc. (Software)	390	11,363
Cablevision Systems Corp.—Class A (Media)	273	7,704
Cameron International Corp.* (Oil & Gas Services)	117	5,904
Campbell Soup Co. (Food)	78	3,846
Capital One Financial Corp. (Banks)	663	53,902
Cardinal Health, Inc. (Pharmaceuticals)	390	33,142
CarMax, Inc.* (Retail)	117	7,548
Carnival Corp.—Class A (Leisure Time)	546	29,097
Caterpillar, Inc. (Machinery-Construction & Mining)	702	55,198
CBS Corp.—Class B (Media)	273	14,597
CenterPoint Energy, Inc. (Gas)	507	9,805
CenturyLink, Inc. (Telecommunications)	663	18,962
CF Industries Holdings, Inc. (Chemicals)	117	6,926
Chesapeake Energy Corp. (Oil & Gas)	624	5,404
Chevron Corp. (Oil & Gas)	2,223	196,690
Cigna Corp. (Healthcare-Services)	156	22,473
Cimarex Energy Co. (Oil & Gas)	39	4,061
Cincinnati Financial Corp. (Insurance)	156	8,613
Cisco Systems, Inc. (Telecommunications)	2,145	60,961
Citigroup, Inc. (Banks)	3,588	209,754
CME Group, Inc. (Diversified Financial Services)	390	37,456
CMS Energy Corp. (Electric)	312	10,689
Coach, Inc. (Retail)	312	9,734
Coca-Cola Enterprises, Inc. (Beverages)	117	5,976
Colgate-Palmolive Co. (Cosmetics/Personal Care)	429	29,181
Columbia Pipeline Group, Inc. (Pipelines)	78	2,276
Comcast Corp.—Class A (Media)	975	60,850
Comerica, Inc. (Banks)	195	9,249
Computer Sciences Corp. (Computers)	156	10,207
ConAgra Foods, Inc. (Food)	312	13,747
ConocoPhillips (Oil & Gas)	1,443	72,641
CONSOL Energy, Inc. (Coal)	273	4,510
Consolidated Edison, Inc. (Electric)	351	22,320
Corning, Inc. (Electronics)	858	16,027
Costco Wholesale Corp. (Retail)	507	73,667
Cummins, Inc. (Machinery-Diversified)	195	25,258
Danaher Corp. (Healthcare-Products)	312	28,567
Darden Restaurants, Inc. (Retail)	156	11,507
Deere & Co. (Machinery-Diversified)	390	36,882
Delphi Automotive PLC (Auto Parts & Equipment)	351	27,406
DENTSPLY International, Inc. (Healthcare-Products)	78	4,439
Devon Energy Corp. (Oil & Gas)	468	23,129
Diamond Offshore Drilling, Inc. (Oil & Gas)	78	1,712
Discover Financial Services (Diversified Financial Services)	156	8,706
Dollar General Corp. (Retail)	117	9,403
Dominion Resources, Inc. (Electric)	390	27,963
Dover Corp. (Miscellaneous Manufacturing)	195	12,494
DTE Energy Co. (Electric)	195	15,690
Duke Energy Corp. (Electric)	819	60,787
E*TRADE Financial Corp.* (Diversified Financial Services)	195	5,542
E.I. du Pont de Nemours & Co. (Chemicals)	546	30,445
Eastman Chemical Co. (Chemicals)	195	15,288
Eaton Corp. PLC (Miscellaneous Manufacturing)	546	33,077
Edison International (Electric)	234	14,042
Eli Lilly & Co. (Pharmaceuticals)	468	39,551
EMC Corp. (Computers)	663	17,828
Emerson Electric Co. (Electrical Components & Equipment)	780	40,365
Endo International PLC* (Pharmaceuticals)	78	6,828
Ensco PLCADR—Class A (Oil & Gas)	273	4,526
Entergy Corp. (Electric)	195	13,849
EQT Corp. (Oil & Gas)	78	5,994
Equifax, Inc. (Commercial Services)	39	3,983
Eversource Energy (Electric)	390	19,391
Exelon Corp. (Electric)	1,014	32,539
Expeditors International of Washington, Inc. (Transportation)	117	5,484
Express Scripts Holding Co.* (Pharmaceuticals)	468	42,153

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 89

Common Stocks, continued

	Shares	Value
Exxon Mobil Corp. (Oil & Gas)	4,914	$389,237
Fastenal Co. (Distribution/Wholesale)	117	4,898
FedEx Corp. (Transportation)	156	26,742
Fidelity National Information Services, Inc. (Software)	117	7,655
Fifth Third Bancorp (Banks)	936	19,722
First Horizon National Corp. (Banks)	1	13
First Solar, Inc.* (Energy-Alternate Sources)	78	3,455
FirstEnergy Corp. (Electric)	507	17,218
FLIR Systems, Inc. (Electronics)	78	2,402
Flowserve Corp. (Machinery-Diversified)	156	7,330
Fluor Corp. (Engineering & Construction)	156	7,293
FMC Corp. (Chemicals)	156	7,572
FMC Technologies, Inc.* (Oil & Gas Services)	78	2,555
Ford Motor Co. (Auto Manufacturers)	4,680	69,404
Franklin Resources, Inc. (Diversified Financial Services)	234	10,659
Freeport-McMoRan, Inc. (Mining)	1,209	14,206
Frontier Communications Corp. (Telecommunications)	780	3,682
GameStop Corp.—Class A (Retail)	117	5,364
Garmin, Ltd. (Electronics)	78	3,269
General Dynamics Corp. (Aerospace/Defense)	117	17,446
General Electric Co. (Miscellaneous Manufacturing)	11,895	310,459
General Mills, Inc. (Food)	351	20,432
General Motors Co. (Auto Manufacturers)	1,599	50,384
Genuine Parts Co. (Distribution/Wholesale)	78	6,938
Genworth Financial, Inc.*—Class A (Insurance)	585	4,101
H & R Block, Inc. (Commercial Services)	117	3,895
Halliburton Co. (Oil & Gas Services)	1,014	42,375
Harley-Davidson, Inc. (Leisure Time)	117	6,821
Harris Corp. (Aerospace/Defense)	156	12,939
Hartford Financial Services Group, Inc. (Insurance)	507	24,108
Hasbro, Inc. (Toys/Games/Hobbies)	78	6,142
HCA Holdings, Inc.* (Healthcare-Services)	78	7,255
HCP, Inc. (REIT)	234	9,042
Helmerich & Payne, Inc. (Oil & Gas)	117	6,756
Henry Schein, Inc.* (Healthcare-Products)	39	5,771
Hess Corp. (Oil & Gas)	273	16,110
Hewlett-Packard Co. (Computers)	2,145	65,465
Honeywell International, Inc. (Electronics)	468	49,163
Hormel Foods Corp. (Food)	78	4,618
Hudson City Bancorp, Inc. (Savings & Loans)	585	6,031
Humana, Inc. (Healthcare-Services)	195	35,508
Huntington Bancshares, Inc. (Banks)	936	10,923
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	156	13,957
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	312	19,157
Intercontinental Exchange, Inc. (Diversified Financial Services)	39	8,894
International Business Machines Corp. (Computers)	1,092	176,893
International Flavors & Fragrances, Inc. (Chemicals)	39	4,508
International Paper Co. (Forest Products & Paper)	507	24,270
Invesco, Ltd. (Diversified Financial Services)	234	9,032
Jacobs Engineering Group, Inc.* (Engineering & Construction)	156	6,571
Johnson & Johnson (Pharmaceuticals)	1,365	136,787
Johnson Controls, Inc. (Auto Parts & Equipment)	780	35,536
Joy Global, Inc. (Machinery-Construction & Mining)	117	3,090
JPMorgan Chase & Co. (Banks)	4,368	299,340
Juniper Networks, Inc. (Telecommunications)	429	12,192
Kansas City Southern (Transportation)	78	7,737
Kellogg Co. (Food)	156	10,323
KeyCorp (Banks)	1,014	15,048
Kimberly-Clark Corp. (Household Products/Wares)	195	22,419
KLA-Tencor Corp. (Semiconductors)	117	6,207
Kohl’s Corp. (Retail)	234	14,349
L Brands, Inc. (Retail)	78	6,296
L-3 Communications Holdings, Inc. (Aerospace/Defense)	78	9,006
Laboratory Corp. of America Holdings* (Healthcare-Services)	117	14,893
Leucadia National Corp. (Holding Companies-Diversified)	390	9,173
Lincoln National Corp. (Insurance)	312	17,572
Linear Technology Corp. (Semiconductors)	117	4,797
Lockheed Martin Corp. (Aerospace/Defense)	117	24,231
Loews Corp. (Insurance)	351	13,377
LyondellBasell Industries N.V.—Class A (Chemicals)	468	43,912
M&T Bank Corp. (Banks)	156	20,459
Macy’s, Inc. (Retail)	234	16,160
Marathon Oil Corp. (Oil & Gas)	780	16,388
Marathon Petroleum Corp. (Oil & Gas)	624	34,114
Marriott International, Inc.—Class A (Lodging)	1	47
Marsh & McLennan Cos., Inc. (Insurance)	273	15,818
Masco Corp. (Building Materials)	234	6,175
Mattel, Inc. (Toys/Games/Hobbies)	390	9,052
McCormick & Co., Inc. (Food)	78	6,397
McDonald’s Corp. (Retail)	546	54,524
McGraw Hill Financial, Inc. (Commercial Services)	117	11,905
McKesson Corp. (Pharmaceuticals)	156	34,409
Merck & Co., Inc. (Pharmaceuticals)	1,443	85,079
MetLife, Inc. (Insurance)	1,326	73,911
Microchip Technology, Inc. (Semiconductors)	78	3,342
Mohawk Industries, Inc.* (Textiles)	39	7,862
Mondelez International, Inc.—Class A (Food)	1,911	86,242
Monsanto Co. (Chemicals)	195	19,869
Morgan Stanley (Banks)	1,794	69,679
Motorola Solutions, Inc. (Telecommunications)	117	7,039
Murphy Oil Corp. (Oil & Gas)	195	6,394
National Oilwell Varco, Inc. (Oil & Gas Services)	468	19,717
NetApp, Inc. (Computers)	195	6,074
Newell Rubbermaid, Inc. (Housewares)	117	5,064
Newfield Exploration Co.* (Oil & Gas)	195	6,394
Newmont Mining Corp. (Mining)	624	10,714
News Corp.*—Class A (Media)	585	8,617
NextEra Energy, Inc. (Electric)	273	28,720
NiSource, Inc. (Gas)	195	3,405
Noble Energy, Inc. (Oil & Gas)	468	16,488
Norfolk Southern Corp. (Transportation)	117	9,867
Northern Trust Corp. (Banks)	117	8,949
Northrop Grumman Corp. (Aerospace/Defense)	117	20,242

See accompanying notes to the financial statements.

90 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
NRG Energy, Inc. (Electric)	390	$8,756
Nucor Corp. (Iron/Steel)	390	17,215
Occidental Petroleum Corp. (Oil & Gas)	897	62,969
Omnicom Group, Inc. (Advertising)	156	11,401
ONEOK, Inc. (Pipelines)	234	8,843
Oracle Corp. (Software)	1,287	51,403
Owens-Illinois, Inc.* (Packaging & Containers)	195	4,163
PACCAR, Inc. (Auto Manufacturers)	195	12,644
Pall Corp. (Miscellaneous Manufacturing)	39	4,932
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	156	17,589
Patterson Cos., Inc. (Healthcare-Products)	39	1,956
Paychex, Inc. (Software)	156	7,238
PayPal Holdings, Inc.* (Commercial Services)	429	16,603
Pentair PLC (Miscellaneous Manufacturing)	195	11,858
People’s United Financial, Inc. (Savings & Loans)	351	5,711
Pepco Holdings, Inc. (Electric)	312	8,324
PepsiCo, Inc. (Beverages)	702	67,638
PerkinElmer, Inc. (Electronics)	39	2,064
Perrigo Co. PLC (Pharmaceuticals)	78	14,992
Pfizer, Inc. (Pharmaceuticals)	7,254	261,578
PG&E Corp. (Electric)	585	30,718
Philip Morris International, Inc. (Agriculture)	819	70,049
Phillips 66 (Oil & Gas)	624	49,608
Pinnacle West Capital Corp. (Electric)	117	7,220
Pioneer Natural Resources Co. (Oil & Gas)	39	4,944
Pitney Bowes, Inc. (Office/Business Equipment)	234	4,895
Plum Creek Timber Co., Inc. (REIT)	117	4,797
PNC Financial Services Group, Inc. (Banks)	624	61,264
PPG Industries, Inc. (Chemicals)	117	12,680
PPL Corp. (Electric)	780	24,812
Praxair, Inc. (Chemicals)	156	17,806
Precision Castparts Corp. (Metal Fabricate/Hardware)	78	15,204
Principal Financial Group, Inc. (Insurance)	312	17,319
Prologis, Inc. (REIT)	624	25,340
Prudential Financial, Inc. (Insurance)	546	48,245
Public Service Enterprise Group, Inc. (Electric)	585	24,377
PulteGroup, Inc. (Home Builders)	195	4,040
PVH Corp. (Retail)	78	9,051
Quanta Services, Inc.* (Commercial Services)	117	3,232
Quest Diagnostics, Inc. (Healthcare-Services)	156	11,514
Ralph Lauren Corp. (Apparel)	39	4,910
Raytheon Co. (Aerospace/Defense)	351	38,291
Regions Financial Corp. (Banks)	858	8,915
Republic Services, Inc. (Environmental Control)	312	13,270
Rockwell Automation, Inc. (Machinery-Diversified)	78	9,109
Rockwell Collins, Inc. (Aerospace/Defense)	39	3,300
Roper Technologies, Inc. (Machinery-Diversified)	39	6,524
Royal Caribbean Cruises, Ltd. (Leisure Time)	78	7,008
Ryder System, Inc. (Transportation)	78	7,061
salesforce.com, Inc.* (Software)	234	17,152
SCANA Corp. (Electric)	156	8,549
Schlumberger, Ltd. (Oil & Gas Services)	780	64,600
Sealed Air Corp. (Packaging & Containers)	78	4,147
Sempra Energy (Gas)	117	11,909
SL Green Realty Corp. (REIT)	39	4,490
Snap-on, Inc. (Hand/Machine Tools)	39	6,427
Southwestern Energy Co.* (Oil & Gas)	468	8,705
Spectra Energy Corp. (Pipelines)	390	11,801
St. Jude Medical, Inc. (Healthcare-Products)	117	8,637
Stanley Black & Decker, Inc. (Hand/Machine Tools)	195	20,571
Staples, Inc. (Retail)	741	10,900
Starbucks Corp. (Retail)	585	33,889
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	78	6,198
State Street Corp. (Banks)	468	35,830
SunTrust Banks, Inc. (Banks)	624	27,668
Symantec Corp. (Internet)	351	7,982
Sysco Corp. (Food)	702	25,490
T. Rowe Price Group, Inc. (Diversified Financial Services)	117	9,024
Target Corp. (Retail)	741	60,650
TE Connectivity, Ltd. (Electronics)	273	16,630
TECO Energy, Inc. (Electric)	273	6,039
TEGNA, Inc. (Media)	273	7,952
Tenet Healthcare Corp.* (Healthcare-Services)	39	2,196
Teradata Corp.* (Computers)	78	2,895
Tesoro Corp. (Oil & Gas)	156	15,185
Texas Instruments, Inc. (Semiconductors)	429	21,441
Textron, Inc. (Miscellaneous Manufacturing)	195	8,522
The ADT Corp. (Commercial Services)	195	6,733
The AES Corp. (Electric)	819	10,483
The Allstate Corp. (Insurance)	273	18,823
The Bank of New York Mellon Corp. (Banks)	1,326	57,548
The Boeing Co. (Aerospace/Defense)	390	56,226
The Charles Schwab Corp. (Diversified Financial Services)	468	16,324
The Chubb Corp. (Insurance)	273	33,942
The Clorox Co. (Household Products/Wares)	78	8,731
The Coca-Cola Co. (Beverages)	2,028	83,310
The Dow Chemical Co. (Chemicals)	1,287	60,566
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	117	10,426
The Gap, Inc. (Retail)	156	5,691
The Goldman Sachs Group, Inc. (Banks)	468	95,973
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	312	9,401
The Hershey Co. (Food)	78	7,245
The Interpublic Group of Cos., Inc. (Advertising)	234	4,984
The JM Smucker Co.—Class A (Food)	117	13,068
The Kraft Heinz Co. (Food)	351	27,894
The Kroger Co. (Food)	624	24,486
The Mosaic Co. (Chemicals)	351	15,072
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	156	7,961
The Procter & Gamble Co. (Cosmetics/Personal Care)	1,638	125,634
The Progressive Corp. (Insurance)	624	19,032
The Southern Co. (Electric)	1,053	47,100
The TJX Cos., Inc. (Retail)	273	19,061
The Travelers Cos., Inc. (Insurance)	390	41,387
The Western Union Co. (Commercial Services)	273	5,526
Tiffany & Co. (Retail)	39	3,732
Time Warner Cable, Inc. (Media)	117	22,231
Torchmark Corp. (Insurance)	156	9,611
Total System Services, Inc. (Commercial Services)	78	3,605

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 91

Common Stocks, continued

	Shares	Value
Transocean, Ltd. (Oil & Gas)	390	$5,171
Twenty-First Century Fox, Inc.—Class A (Media)	897	30,938
Tyco International PLC (Electronics)	234	8,890
Tyson Foods, Inc.—Class A (Food)	351	15,567
U.S. Bancorp (Banks)	1,092	49,369
United Parcel Service, Inc.—Class B (Transportation)	351	35,927
United Technologies Corp. (Aerospace/Defense)	975	97,802
UnitedHealth Group, Inc. (Healthcare-Services)	585	71,019
Universal Health Services, Inc.—Class B (Healthcare-Services)	39	5,664
Unum Group (Insurance)	312	11,182
Urban Outfitters, Inc.* (Retail)	117	3,817
Valero Energy Corp. (Oil & Gas)	585	38,376
Varian Medical Systems, Inc.* (Healthcare-Products)	39	3,357
Verizon Communications, Inc. (Telecommunications)	4,797	224,452
Vertex Pharmaceuticals, Inc.* (Biotechnology)	78	10,530
Viacom, Inc.—Class B (Media)	195	11,115
Vornado Realty Trust (REIT)	78	7,609
Vulcan Materials Co. (Building Materials)	78	7,100
W.W. Grainger, Inc. (Distribution/Wholesale)	39	8,919
Walgreens Boots Alliance, Inc. (Retail)	1,014	97,983
Wal-Mart Stores, Inc. (Retail)	1,872	134,747
Waste Management, Inc. (Environmental Control)	234	11,964
Waters Corp.* (Electronics)	39	5,206
WEC Energy Group, Inc. (Electric)	156	7,644
Wells Fargo & Co. (Banks)	3,315	191,839
WestRock Co.* (Packaging & Containers)	303	19,107
Weyerhaeuser Co. (REIT)	195	5,985
Whirlpool Corp. (Home Furnishings)	78	13,863
Whole Foods Market, Inc. (Food)	429	15,616
Xcel Energy, Inc. (Electric)	585	20,282
Xerox Corp. (Office/Business Equipment)	1,209	13,323
Xilinx, Inc. (Semiconductors)	156	6,513
XL Group PLC (Insurance)	351	13,345
Xylem, Inc. (Machinery-Diversified)	195	6,733
YUM! Brands, Inc. (Retail)	234	20,536
Zimmer Biomet Holdings, Inc. (Healthcare-Products)	78	8,117
Zions Bancorp (Banks)	234	7,298
TOTAL COMMON STOCKS (Cost $7,203,985)		10,176,870

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $62,000	$62,000	$62,000
TOTAL REPURCHASE AGREEMENTS (Cost $62,000)		62,000
TOTAL INVESTMENT SECURITIES (Cost $7,265,985)—99.8%		10,238,870
Net other assets (liabilities)—0.2%		20,046
NET ASSETS—100.0%		$10,258,916

*                               Non-income producing security

(a)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR           American Depositary Receipt

Large-Cap Value ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$16,385	0.2%
Aerospace/Defense	279,483	2.7%
Agriculture	105,187	1.0%
Airlines	9,383	0.1%
Apparel	4,910	NM
Auto Manufacturers	132,433	1.3%
Auto Parts & Equipment	85,914	0.8%
Banks	1,508,344	14.8%
Beverages	156,924	1.5%
Biotechnology	10,530	0.1%
Building Materials	13,275	0.1%
Chemicals	249,740	2.4%
Coal	4,510	NM
Commercial Services	55,481	0.5%
Computers	311,533	3.0%
Cosmetics/Personal Care	165,241	1.6%
Distribution/Wholesale	20,755	0.2%
Diversified Financial Services	167,452	1.6%
Electric	511,819	5.0%
Electrical Components & Equipment	46,572	0.5%
Electronics	122,088	1.2%
Energy-Alternate Sources	3,455	NM
Engineering & Construction	13,864	0.1%
Environmental Control	25,234	0.2%
Food	274,971	2.7%
Forest Products & Paper	24,270	0.2%
Gas	28,869	0.3%
Hand/Machine Tools	26,998	0.3%
Healthcare-Products	86,664	0.8%
Healthcare-Services	245,089	2.4%
Holding Companies-Diversified	9,173	0.1%
Home Builders	4,040	NM
Home Furnishings	13,863	0.1%
Household Products/Wares	38,270	0.4%
Housewares	5,064	NM
Insurance	873,021	8.6%
Internet	7,982	0.1%
Iron/Steel	17,215	0.2%
Leisure Time	42,926	0.4%
Lodging	6,245	0.1%
Machinery-Construction & Mining	58,288	0.6%
Machinery-Diversified	91,837	0.9%
Media	164,004	1.6%
Metal Fabricate/Hardware	15,204	0.1%
Mining	39,162	0.4%
Miscellaneous Manufacturing	467,458	4.6%
Office/Business Equipment	18,218	0.2%
Oil & Gas	1,030,968	10.1%
Oil & Gas Services	164,633	1.6%
Packaging & Containers	30,063	0.3%
Pharmaceuticals	778,297	7.7%
Pipelines	22,920	0.2%

See accompanying notes to the financial statements.

92 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

	Value	% of Net Assets
REIT	$57,263	0.6%
Retail	630,006	6.2%
Savings & Loans	11,742	0.1%
Semiconductors	70,223	0.7%
Software	107,602	1.0%
Telecommunications	577,936	5.6%
Textiles	7,862	0.1%
Toys/Games/Hobbies	15,194	0.1%
Transportation	92,818	0.9%
Other**	82,046	0.8%
Total	$10,258,916	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                 Not meaningful, amount is less than 0.05%.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 93

Common Stocks (99.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	988	$149,524
Abbott Laboratories (Pharmaceuticals)	1,444	73,196
AbbVie, Inc. (Pharmaceuticals)	4,180	292,642
Accenture PLC—Class A (Computers)	836	86,200
Adobe Systems, Inc.* (Software)	760	62,312
Advance Auto Parts, Inc. (Retail)	152	26,480
Aetna, Inc. (Healthcare-Services)	380	42,929
Affiliated Managers Group, Inc.* (Diversified Financial Services)	76	15,800
AGL Resources, Inc. (Gas)	152	7,308
Air Products & Chemicals, Inc. (Chemicals)	304	43,323
Airgas, Inc. (Chemicals)	76	7,754
Akamai Technologies, Inc.* (Software)	456	34,980
Alexion Pharmaceuticals, Inc.* (Biotechnology)	532	105,038
Allegion PLC (Electronics)	152	9,609
Allergan PLC* (Pharmaceuticals)	912	302,009
Alliance Data Systems Corp.* (Diversified Financial Services)	152	41,806
Altera Corp. (Semiconductors)	380	18,871
Altria Group, Inc. (Agriculture)	4,712	256,238
Amazon.com, Inc.* (Internet)	912	488,969
American Airlines Group, Inc. (Airlines)	1,216	48,762
American Express Co. (Diversified Financial Services)	1,216	92,489
American Tower Corp. (REIT)	988	93,970
Ameriprise Financial, Inc. (Diversified Financial Services)	456	57,306
AmerisourceBergen Corp. (Pharmaceuticals)	532	56,259
AMETEK, Inc. (Electrical Components & Equipment)	380	20,159
Amgen, Inc. (Biotechnology)	1,824	322,100
Amphenol Corp.—Class A (Electronics)	760	42,871
Anadarko Petroleum Corp. (Oil & Gas)	608	45,205
Analog Devices, Inc. (Semiconductors)	380	22,165
Aon PLC (Insurance)	380	38,293
Apartment Investment & Management Co.— Class A (REIT)	380	14,850
Apple, Inc. (Computers)	13,908	1,687,041
Applied Materials, Inc. (Semiconductors)	1,900	32,984
AT&T, Inc. (Telecommunications)	1	27
Autodesk, Inc.* (Software)	532	26,909
Automatic Data Processing, Inc. (Commercial Services)	1,140	90,938
AutoNation, Inc.* (Retail)	76	4,738
AutoZone, Inc.* (Retail)	76	53,271
Avago Technologies, Ltd. (Semiconductors)	608	76,085
AvalonBay Communities, Inc. (REIT)	304	52,391
Ball Corp. (Packaging & Containers)	228	15,468
Baxalta, Inc.* (Pharmaceuticals)	760	24,951
Baxter International, Inc. (Healthcare-Products)	760	30,461
Becton, Dickinson & Co. (Healthcare-Products)	532	80,944
Bed Bath & Beyond, Inc.* (Retail)	228	14,872
Biogen, Inc.* (Biotechnology)	532	169,591
BlackRock, Inc. (Diversified Financial Services)	228	76,681
Boston Properties, Inc. (REIT)	380	46,846
Boston Scientific Corp.* (Healthcare-Products)	1,520	26,357
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,128	139,682
Broadcom Corp.—Class A (Semiconductors)	1,292	65,388
Brown-Forman Corp.—Class B (Beverages)	380	41,196
C.H. Robinson Worldwide, Inc. (Transportation)	380	26,657
C.R. Bard, Inc. (Healthcare-Products)	152	29,891
Cabot Oil & Gas Corp. (Oil & Gas)	988	25,846
Cameron International Corp.* (Oil & Gas Services)	228	11,505
Campbell Soup Co. (Food)	228	11,243
CarMax, Inc.* (Retail)	228	14,708
CBRE Group, Inc.*—Class A (Real Estate)	684	25,971
CBS Corp.—Class B (Media)	532	28,446
Celgene Corp.* (Biotechnology)	1,900	249,375
Cerner Corp.* (Software)	760	54,507
CF Industries Holdings, Inc. (Chemicals)	304	17,997
Chipotle Mexican Grill, Inc.* (Retail)	76	56,409
Cigna Corp. (Healthcare-Services)	304	43,794
Cimarex Energy Co. (Oil & Gas)	152	15,826
Cintas Corp. (Commercial Services)	228	19,494
Cisco Systems, Inc. (Telecommunications)	7,828	222,472
Citrix Systems, Inc.* (Software)	380	28,732
Coca-Cola Enterprises, Inc. (Beverages)	304	15,528
Cognizant Technology Solutions Corp.* (Computers)	1,444	91,117
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,216	82,712
Columbia Pipeline Group, Inc. (Pipelines)	608	17,741
Comcast Corp.—Class A (Media)	4,028	251,387
ConAgra Foods, Inc. (Food)	380	16,743
Constellation Brands, Inc. (Beverages)	380	45,608
Corning, Inc. (Electronics)	1,292	24,135
Crown Castle International Corp. (REIT)	836	68,478
CSX Corp. (Transportation)	2,356	73,696
CVS Health Corp. (Retail)	2,736	307,718
D.R. Horton, Inc. (Home Builders)	836	24,821
Danaher Corp. (Healthcare-Products)	836	76,544
DaVita HealthCare Partners, Inc.* (Healthcare-Services)	380	30,031
Delta Air Lines, Inc. (Airlines)	1,976	87,616
DENTSPLY International, Inc. (Healthcare-Products)	228	12,975
Discover Financial Services (Diversified Financial Services)	760	42,416
Discovery Communications, Inc.*—Class A (Media)	380	12,548
Discovery Communications, Inc.*—Class C (Media)	608	18,422
Dollar General Corp. (Retail)	456	36,649
Dollar Tree, Inc.* (Retail)	532	41,512
Dominion Resources, Inc. (Electric)	684	49,042
Dr. Pepper Snapple Group, Inc. (Beverages)	456	36,580
E*TRADE Financial Corp.* (Diversified Financial Services)	304	8,640
E.I. du Pont de Nemours & Co. (Chemicals)	1,064	59,329
eBay, Inc.* (Internet)	2,660	74,799
Ecolab, Inc. (Chemicals)	608	70,412
Edison International (Electric)	380	22,804
Edwards Lifesciences Corp.* (Healthcare-Products)	228	34,692
Electronic Arts, Inc.* (Software)	760	54,378
Eli Lilly & Co. (Pharmaceuticals)	1,444	122,032
EMC Corp. (Computers)	3,344	89,920
Endo International PLC* (Pharmaceuticals)	304	26,612
EOG Resources, Inc. (Oil & Gas)	1,292	99,729
EQT Corp. (Oil & Gas)	228	17,522
Equifax, Inc. (Commercial Services)	228	23,286

See accompanying notes to the financial statements.

94 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Equinix, Inc. (REIT)	152	$42,394
Equity Residential (REIT)	912	68,227
Essex Property Trust, Inc. (REIT)	152	34,186
Expedia, Inc. (Internet)	228	27,688
Expeditors International of Washington, Inc. (Transportation)	228	10,686
Express Scripts Holding Co.* (Pharmaceuticals)	836	75,299
F5 Networks, Inc.* (Internet)	152	20,389
Facebook, Inc.*—Class A (Internet)	5,092	478,700
Fastenal Co. (Distribution/Wholesale)	380	15,907
FedEx Corp. (Transportation)	380	65,140
Fidelity National Information Services, Inc. (Software)	456	29,836
First Horizon National Corp. (Banks)	1	13
Fiserv, Inc.* (Software)	608	52,811
FLIR Systems, Inc. (Electronics)	152	4,680
FMC Technologies, Inc.* (Oil & Gas Services)	380	12,449
Fossil Group, Inc.* (Distribution/Wholesale)	76	5,225
Franklin Resources, Inc. (Diversified Financial Services)	456	20,771
Frontier Communications Corp. (Telecommunications)	1,216	5,740
Garmin, Ltd. (Electronics)	152	6,370
General Dynamics Corp. (Aerospace/Defense)	532	79,327
General Growth Properties, Inc. (REIT)	1,520	41,253
General Mills, Inc. (Food)	684	39,816
Genuine Parts Co. (Distribution/Wholesale)	228	20,281
Gilead Sciences, Inc. (Biotechnology)	3,572	420,996
Google, Inc.*—Class A (Internet)	684	449,730
Google, Inc.*—Class C (Internet)	684	427,917
H & R Block, Inc. (Commercial Services)	456	15,180
Hanesbrands, Inc. (Apparel)	988	30,658
Harley-Davidson, Inc. (Leisure Time)	304	17,723
Harman International Industries, Inc. (Home Furnishings)	152	16,365
Hasbro, Inc. (Toys/Games/Hobbies)	152	11,968
HCA Holdings, Inc.* (Healthcare-Services)	532	49,481
HCP, Inc. (REIT)	608	23,493
Health Care REIT, Inc. (REIT)	836	57,993
Henry Schein, Inc.* (Healthcare-Products)	152	22,493
Honeywell International, Inc. (Electronics)	988	103,789
Hormel Foods Corp. (Food)	152	9,000
Hospira, Inc.* (Pharmaceuticals)	380	33,991
Host Hotels & Resorts, Inc. (REIT)	1,824	35,349
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	456	40,798
Intel Corp. (Semiconductors)	11,400	330,030
Intercontinental Exchange, Inc. (Diversified Financial Services)	152	34,662
International Flavors & Fragrances, Inc. (Chemicals)	76	8,785
Intuit, Inc. (Software)	684	72,347
Intuitive Surgical, Inc.* (Healthcare-Products)	76	40,521
Invesco, Ltd. (Diversified Financial Services)	608	23,469
Iron Mountain, Inc. (REIT)	456	13,703
J.B. Hunt Transport Services, Inc. (Transportation)	228	19,179
Johnson & Johnson (Pharmaceuticals)	3,876	388,414
Kansas City Southern (Transportation)	152	15,077
Kellogg Co. (Food)	304	20,116
Keurig Green Mountain, Inc. (Beverages)	304	22,812
Kimberly-Clark Corp. (Household Products/Wares)	456	52,426
Kimco Realty Corp. (REIT)	988	24,413
Kinder Morgan, Inc. (Pipelines)	4,180	144,796
KLA-Tencor Corp. (Semiconductors)	152	8,064
L Brands, Inc. (Retail)	380	30,674
Lam Research Corp. (Semiconductors)	380	29,211
Legg Mason, Inc. (Diversified Financial Services)	228	11,250
Leggett & Platt, Inc. (Home Furnishings)	304	14,534
Lennar Corp.—Class A (Home Builders)	456	24,186
Level 3 Communications, Inc.* (Telecommunications)	684	34,541
Linear Technology Corp. (Semiconductors)	304	12,464
Lockheed Martin Corp. (Aerospace/Defense)	456	94,438
Lowe’s Cos., Inc. (Retail)	2,280	158,142
Macy’s, Inc. (Retail)	380	26,243
Mallinckrodt PLC* (Pharmaceuticals)	304	37,684
Marriott International, Inc.—Class A (Lodging)	533	38,680
Marsh & McLennan Cos., Inc. (Insurance)	760	44,034
Martin Marietta Materials, Inc. (Building Materials)	152	23,836
Masco Corp. (Building Materials)	380	10,028
MasterCard, Inc.—Class A (Commercial Services)	2,356	229,474
McCormick & Co., Inc. (Food)	152	12,466
McDonald’s Corp. (Retail)	1,216	121,430
McGraw Hill Financial, Inc. (Commercial Services)	380	38,665
McKesson Corp. (Pharmaceuticals)	228	50,290
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	456	40,306
Medtronic PLC (Healthcare-Products)	3,420	268,094
Merck & Co., Inc. (Pharmaceuticals)	3,876	228,529
Michael Kors Holdings, Ltd.* (Apparel)	456	19,147
Microchip Technology, Inc. (Semiconductors)	304	13,023
Micron Technology, Inc.* (Semiconductors)	2,584	47,830
Microsoft Corp. (Software)	19,456	908,596
Mohawk Industries, Inc.* (Textiles)	76	15,321
Molson Coors Brewing Co.—Class B (Beverages)	380	27,033
Monsanto Co. (Chemicals)	760	77,437
Monster Beverage Corp.* (Beverages)	380	58,349
Moody’s Corp. (Commercial Services)	456	50,356
Motorola Solutions, Inc. (Telecommunications)	228	13,716
Mylan N.V.* (Pharmaceuticals)	988	55,318
Navient Corp. (Diversified Financial Services)	912	14,318
NetApp, Inc. (Computers)	380	11,837
Netflix, Inc.* (Internet)	1,064	121,626
Newell Rubbermaid, Inc. (Housewares)	456	19,736
NextEra Energy, Inc. (Electric)	532	55,966
Nielsen N.V. (Media)	912	44,196
NIKE, Inc.—Class B (Apparel)	1,672	192,648
NiSource, Inc. (Gas)	380	6,635
Nordstrom, Inc. (Retail)	304	23,198
Norfolk Southern Corp. (Transportation)	456	38,454
Northern Trust Corp. (Banks)	228	17,440
Northrop Grumman Corp. (Aerospace/Defense)	228	39,446
NVIDIA Corp. (Semiconductors)	1,216	24,259
Omnicom Group, Inc. (Advertising)	304	22,216
Oracle Corp. (Software)	5,092	203,374

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 95

Common Stocks, continued

	Shares	Value
O’Reilly Automotive, Inc.* (Retail)	228	$54,790
PACCAR, Inc. (Auto Manufacturers)	456	29,567
Pall Corp. (Miscellaneous Manufacturing)	152	19,220
Patterson Cos., Inc. (Healthcare-Products)	152	7,624
Paychex, Inc. (Software)	532	24,685
PayPal Holdings, Inc.* (Commercial Services)	1,748	67,648
PepsiCo, Inc. (Beverages)	2,128	205,033
PerkinElmer, Inc. (Electronics)	152	8,044
Perrigo Co. PLC (Pharmaceuticals)	152	29,214
Philip Morris International, Inc. (Agriculture)	2,052	175,508
Pioneer Natural Resources Co. (Oil & Gas)	228	28,904
Plum Creek Timber Co., Inc. (REIT)	228	9,348
PPG Industries, Inc. (Chemicals)	456	49,421
Praxair, Inc. (Chemicals)	380	43,373
Precision Castparts Corp. (Metal Fabricate/Hardware)	152	29,628
Public Storage (REIT)	380	77,969
PulteGroup, Inc. (Home Builders)	456	9,448
Qorvo, Inc.* (Semiconductors)	380	22,021
QUALCOMM, Inc. (Semiconductors)	3,952	254,469
Quanta Services, Inc.* (Commercial Services)	228	6,297
Ralph Lauren Corp. (Apparel)	76	9,568
Range Resources Corp. (Oil & Gas)	380	14,949
Realty Income Corp. (REIT)	532	25,690
Red Hat, Inc.* (Software)	456	36,060
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	152	84,156
Regions Financial Corp. (Banks)	1,444	15,003
Reynolds American, Inc. (Agriculture)	988	84,761
Robert Half International, Inc. (Commercial Services)	304	16,729
Rockwell Automation, Inc. (Machinery-Diversified)	152	17,751
Rockwell Collins, Inc. (Aerospace/Defense)	228	19,293
Roper Technologies, Inc. (Machinery-Diversified)	152	25,425
Ross Stores, Inc. (Retail)	988	52,522
Royal Caribbean Cruises, Ltd. (Leisure Time)	228	20,486
salesforce.com, Inc.* (Software)	988	72,420
SanDisk Corp. (Computers)	532	32,074
Schlumberger, Ltd. (Oil & Gas Services)	1,444	119,592
Scripps Networks Interactive, Inc.—Class A (Media)	228	14,268
Seagate Technology PLC (Computers)	760	38,456
Sealed Air Corp. (Packaging & Containers)	304	16,163
Sempra Energy (Gas)	304	30,941
Sigma-Aldrich Corp. (Chemicals)	304	42,441
Signet Jewelers, Ltd. (Retail)	228	27,638
Simon Property Group, Inc. (REIT)	760	142,288
Skyworks Solutions, Inc. (Semiconductors)	456	43,626
SL Green Realty Corp. (REIT)	152	17,501
Snap-on, Inc. (Hand/Machine Tools)	76	12,525
Southwest Airlines Co. (Airlines)	1,596	57,775
Spectra Energy Corp. (Pipelines)	836	25,297
St. Jude Medical, Inc. (Healthcare-Products)	456	33,662
Starbucks Corp. (Retail)	2,432	140,887
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	228	18,117
Stericycle, Inc.* (Environmental Control)	228	32,141
Stryker Corp. (Healthcare-Products)	684	69,953
Symantec Corp. (Internet)	912	20,739
T. Rowe Price Group, Inc. (Diversified Financial Services)	456	35,171
TE Connectivity, Ltd. (Electronics)	456	27,780
Tenet Healthcare Corp.* (Healthcare-Services)	152	8,558
Teradata Corp.* (Computers)	152	5,641
Texas Instruments, Inc. (Semiconductors)	1,596	79,768
Textron, Inc. (Miscellaneous Manufacturing)	304	13,285
The Allstate Corp. (Insurance)	380	26,201
The Boeing Co. (Aerospace/Defense)	760	109,569
The Charles Schwab Corp. (Diversified Financial Services)	1,824	63,621
The Clorox Co. (Household Products/Wares)	152	17,015
The Coca-Cola Co. (Beverages)	5,320	218,545
The Dun & Bradstreet Corp. (Software)	76	9,483
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	304	27,089
The Gap, Inc. (Retail)	304	11,090
The Hershey Co. (Food)	228	21,179
The Home Depot, Inc. (Retail)	3,116	364,666
The Interpublic Group of Cos., Inc. (Advertising)	456	9,713
The Kraft Heinz Co. (Food)	684	54,357
The Kroger Co. (Food)	1,064	41,750
The Macerich Co. (REIT)	304	24,065
The Priceline Group, Inc.* (Internet)	152	189,023
The Procter & Gamble Co. (Cosmetics/Personal Care)	3,192	244,827
The Sherwin-Williams Co. (Chemicals)	228	63,329
The TJX Cos., Inc. (Retail)	1,064	74,288
The Walt Disney Co. (Media)	3,724	446,880
The Western Union Co. (Commercial Services)	684	13,844
The Williams Cos., Inc. (Pipelines)	1,596	83,758
Thermo Fisher Scientific, Inc. (Electronics)	988	137,856
Tiffany & Co. (Retail)	152	14,546
Time Warner Cable, Inc. (Media)	456	86,645
Time Warner, Inc. (Media)	1,976	173,967
Total System Services, Inc. (Commercial Services)	304	14,051
Tractor Supply Co. (Retail)	304	28,126
TripAdvisor, Inc.* (Internet)	304	24,132
Twenty-First Century Fox, Inc.—Class A (Media)	2,432	83,879
Tyco International PLC (Electronics)	532	20,211
U.S. Bancorp (Banks)	2,052	92,771
Under Armour, Inc.*—Class A (Apparel)	380	37,745
Union Pacific Corp. (Transportation)	2,128	207,671
United Parcel Service, Inc.—Class B (Transportation)	988	101,132
United Rentals, Inc.* (Commercial Services)	228	15,274
UnitedHealth Group, Inc. (Healthcare-Services)	1,140	138,396
Universal Health Services, Inc.—Class B (Healthcare-Services)	152	22,075
V.F. Corp. (Apparel)	836	64,447
Varian Medical Systems, Inc.* (Healthcare-Products)	152	13,083
Ventas, Inc. (REIT)	760	50,988
VeriSign, Inc.* (Internet)	228	16,174
Vertex Pharmaceuticals, Inc.* (Biotechnology)	380	51,300
Viacom, Inc.—Class B (Media)	456	25,992
Visa, Inc.—Class A (Diversified Financial Services)	4,636	349,276
Vornado Realty Trust (REIT)	228	22,241
Vulcan Materials Co. (Building Materials)	228	20,753

See accompanying notes to the financial statements.

96 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
W.W. Grainger, Inc. (Distribution/Wholesale)	76	$17,382
Waste Management, Inc. (Environmental Control)	532	27,201
Waters Corp.* (Electronics)	152	20,290
WEC Energy Group, Inc. (Electric)	380	18,620
Wells Fargo & Co. (Banks)	4,484	259,488
Western Digital Corp. (Computers)	532	45,784
Weyerhaeuser Co. (REIT)	912	27,989
Wyndham Worldwide Corp. (Lodging)	304	25,086
Wynn Resorts, Ltd. (Lodging)	228	23,536
Xilinx, Inc. (Semiconductors)	304	12,692
Yahoo!, Inc.* (Internet)	2,128	78,034
YUM! Brands, Inc. (Retail)	608	53,358
Zimmer Biomet Holdings, Inc. (Healthcare-Products)	304	31,637
Zoetis, Inc. (Pharmaceuticals)	1,216	59,560
TOTAL COMMON STOCKS (Cost $17,740,606)		23,951,876
TOTAL INVESTMENT SECURITIES (Cost $17,740,606)—99.4%		23,951,876
Net other assets (liabilities)—0.6%		134,539
NET ASSETS—100.0%		$24,086,415

*                 Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$31,929	0.1%
Aerospace/Defense	342,073	1.4%
Agriculture	516,507	2.1%
Airlines	194,153	0.8%
Apparel	354,213	1.5%
Auto Manufacturers	29,567	0.1%
Banks	384,715	1.6%
Beverages	670,685	2.8%
Biotechnology	1,402,556	5.8%
Building Materials	54,617	0.2%
Chemicals	483,601	2.0%
Commercial Services	601,236	2.5%
Computers	2,088,069	8.8%
Cosmetics/Personal Care	354,628	1.5%
Distribution/Wholesale	58,794	0.2%
Diversified Financial Services	887,675	3.7%
Electric	146,433	0.6%
Electrical Components & Equipment	20,159	0.1%
Electronics	405,636	1.7%
Environmental Control	59,342	0.2%
Food	226,670	0.9%
Gas	44,884	0.2%
Hand/Machine Tools	12,525	0.1%
Healthcare-Products	778,931	3.2%
Healthcare-Services	335,264	1.4%
Home Builders	58,455	0.2%
Home Furnishings	30,899	0.1%
Household Products/Wares	69,441	0.3%
Housewares	19,736	0.1%
Insurance	108,528	0.5%
Internet	2,417,920	10.1%
Leisure Time	38,209	0.2%
Lodging	105,419	0.4%
Machinery-Diversified	43,176	0.2%
Media	1,186,631	4.9%
Metal Fabricate/Hardware	29,628	0.1%
Miscellaneous Manufacturing	222,827	0.9%
Oil & Gas	247,981	1.0%
Oil & Gas Services	143,546	0.6%
Packaging & Containers	31,631	0.1%
Pharmaceuticals	2,035,988	8.6%
Pipelines	271,592	1.1%
Real Estate	25,971	0.1%
REIT	1,015,624	4.2%
Retail	1,737,954	7.3%
Semiconductors	1,092,950	4.5%
Software	1,671,429	6.9%
Telecommunications	276,497	1.1%
Textiles	15,321	0.1%
Toys/Games/Hobbies	11,968	NM
Transportation	557,693	2.3%
Other**	134,539	0.6%
Total	$24,086,415	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                 Not meaningful, amount is less than 0.05%.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 97

Common Stocks (100.5%)

	Shares	Value
3D Systems Corp.* (Computers)	392	$5,159
A.O. Smith Corp. (Miscellaneous Manufacturing)	224	16,088
Aaron’s, Inc. (Commercial Services)	560	20,709
Abercrombie & Fitch Co.—Class A (Retail)	616	12,375
Acxiom Corp.* (Software)	672	12,036
Advanced Micro Devices, Inc.* (Semiconductors)	5,488	10,592
AECOM* (Engineering & Construction)	1,316	40,572
AGCO Corp. (Machinery-Diversified)	700	38,508
Albemarle Corp. (Chemicals)	980	53,116
Alexandria Real Estate Equities, Inc. (REIT)	196	18,171
Alleghany Corp.* (Insurance)	84	40,835
Allegheny Technologies, Inc. (Iron/Steel)	952	20,297
Alliant Energy Corp. (Electric)	980	60,280
Allscripts Healthcare Solutions, Inc.* (Software)	1,484	21,459
American Campus Communities, Inc. (REIT)	308	11,495
American Eagle Outfitters, Inc. (Retail)	1,540	27,335
American Financial Group, Inc. (Insurance)	644	44,404
ANN, Inc.* (Retail)	392	17,934
ANSYS, Inc.* (Software)	280	26,361
Apollo Education Group, Inc.*—Class A (Commercial Services)	840	10,760
AptarGroup, Inc. (Miscellaneous Manufacturing)	560	37,962
Aqua America, Inc. (Water)	644	16,383
Arrow Electronics, Inc.* (Electronics)	840	48,847
Arthur J. Gallagher & Co. (Insurance)	504	23,905
Ascena Retail Group, Inc.* (Retail)	1,148	14,373
Ashland, Inc. (Chemicals)	280	32,010
Aspen Insurance Holdings, Ltd. (Insurance)	532	25,584
Associated Banc-Corp. (Banks)	1,344	26,490
Atmel Corp. (Semiconductors)	3,640	30,139
Atmos Energy Corp. (Gas)	868	48,000
Atwood Oceanics, Inc. (Oil & Gas)	532	11,066
Avnet, Inc. (Electronics)	1,176	49,075
Avon Products, Inc. (Cosmetics/Personal Care)	3,808	21,591
B/E Aerospace, Inc. (Aerospace/Defense)	336	16,367
BancorpSouth, Inc. (Banks)	756	19,104
Bank of Hawaii Corp. (Banks)	392	26,448
Belden, Inc. (Electrical Components & Equipment)	168	9,951
Bemis Co., Inc. (Packaging & Containers)	840	37,439
Big Lots, Inc. (Retail)	252	10,881
BioMed Realty Trust, Inc. (REIT)	868	18,697
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	168	25,324
Bio-Techne Corp. (Healthcare-Products)	112	12,251
Black Hills Corp. (Electric)	392	16,331
Broadridge Financial Solutions, Inc. (Software)	336	18,235
Brown & Brown, Inc. (Insurance)	364	12,176
Cabela’s, Inc.* (Retail)	420	18,661
Cable One, Inc.* (Media)	28	11,626
Cabot Corp. (Chemicals)	560	19,701
California Resources Corp. (Oil & Gas)	1,008	4,264
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	308	31,187
Carpenter Technology Corp. (Iron/Steel)	448	16,818
Casey’s General Stores, Inc. (Retail)	336	34,344
Cathay General Bancorp (Banks)	644	20,679
CDK Global, Inc. (Software)	448	23,135
Chico’s FAS, Inc. (Retail)	1,260	19,177
Ciena Corp.* (Telecommunications)	1,036	26,366
Cinemark Holdings, Inc. (Entertainment)	448	17,678
City National Corp. (Banks)	420	37,761
CLARCOR, Inc. (Miscellaneous Manufacturing)	168	10,109
Clean Harbors, Inc.* (Environmental Control)	476	23,572
Cleco Corp. (Electric)	532	28,957
CNO Financial Group, Inc. (Insurance)	1,708	30,471
Commerce Bancshares, Inc. (Banks)	728	34,282
Commercial Metals Co. (Iron/Steel)	1,008	15,533
Communications Sales & Leasing, Inc. (REIT)	308	6,422
Community Health Systems, Inc.* (Healthcare-Services)	1,036	60,616
CommVault Systems, Inc.* (Software)	168	6,295
Compass Minerals International, Inc. (Mining)	112	8,960
Convergys Corp. (Computers)	868	21,795
Con-way, Inc. (Transportation)	504	19,551
CoreLogic, Inc.* (Diversified Financial Services)	364	14,356
Corporate Office Properties Trust (REIT)	308	7,124
Corrections Corp. of America (REIT)	1,008	35,451
Cracker Barrel Old Country Store, Inc. (Retail)	84	12,759
Crane Co. (Miscellaneous Manufacturing)	420	22,344
Cree, Inc.* (Semiconductors)	952	23,467
CST Brands, Inc. (Retail)	672	25,456
Cullen/Frost Bankers, Inc. (Banks)	476	34,486
Cypress Semiconductor Corp. (Semiconductors)	1,568	18,001
Dana Holding Corp. (Auto Parts & Equipment)	1,428	26,504
Dean Foods Co. (Food)	812	14,454
Deluxe Corp. (Commercial Services)	168	10,824
Denbury Resources, Inc. (Oil & Gas)	3,108	12,246
DeVry Education Group, Inc. (Commercial Services)	252	7,656
Dick’s Sporting Goods, Inc. (Retail)	840	42,823
Diebold, Inc. (Computers)	560	19,068
Domtar Corp. (Forest Products & Paper)	560	22,770
Donaldson Co., Inc. (Miscellaneous Manufacturing)	560	18,816
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	644	15,527
Dril-Quip, Inc.* (Oil & Gas Services)	168	9,813
DST Systems, Inc. (Computers)	112	12,225
East West Bancorp, Inc. (Banks)	672	30,079
Eaton Vance Corp. (Diversified Financial Services)	476	18,259
Edgewell Personal Care Co. (Cosmetics/ Personal Care)	252	24,119
Endurance Specialty Holdings, Ltd. (Insurance)	364	25,294
Energen Corp. (Oil & Gas)	644	35,549
Energizer Holdings, Inc.* (Electrical Components & Equipment)	308	11,861
Equity One, Inc. (REIT)	224	5,750
Esterline Technologies Corp.* (Aerospace/ Defense)	112	9,930
Everest Re Group, Ltd. (Insurance)	392	71,782
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,008	15,180
Federated Investors, Inc.—Class B (Diversified Financial Services)	392	13,214
FEI Co. (Electronics)	196	16,850
First American Financial Corp. (Insurance)	952	38,632

See accompanying notes to the financial statements.

98 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
First Horizon National Corp. (Banks)	1,008	$15,977
First Niagara Financial Group, Inc. (Savings & Loans)	3,080	29,907
FirstMerit Corp. (Banks)	1,456	27,285
Flowers Foods, Inc. (Food)	1,624	35,177
Fortune Brands Home & Security, Inc. (Building Materials)	476	22,729
FTI Consulting, Inc.* (Commercial Services)	364	14,895
Fulton Financial Corp. (Banks)	1,540	19,958
GATX Corp. (Trucking & Leasing)	196	10,396
Genesee & Wyoming, Inc.*—Class A (Transportation)	168	11,965
Graco, Inc. (Machinery-Diversified)	168	12,010
Graham Holdings Co.—Class B (Commercial Services)	28	19,308
Granite Construction, Inc. (Engineering & Construction)	308	10,478
Great Plains Energy, Inc. (Electric)	1,344	35,092
Greif, Inc.—Class A (Packaging & Containers)	308	9,545
Guess?, Inc. (Retail)	560	12,258
Gulfport Energy Corp.* (Oil & Gas)	924	30,269
Halyard Health, Inc.* (Healthcare-Products)	392	15,970
Hancock Holding Co. (Banks)	672	19,636
Hawaiian Electric Industries, Inc. (Electric)	924	27,674
HCC Insurance Holdings, Inc. (Insurance)	840	64,814
Health Net, Inc.* (Healthcare-Services)	672	44,930
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	868	7,265
Herman Miller, Inc. (Office Furnishings)	532	14,917
Highwoods Properties, Inc. (REIT)	280	11,852
Hill-Rom Holdings, Inc. (Healthcare-Products)	224	12,551
HNI Corp. (Office Furnishings)	168	8,331
HollyFrontier Corp. (Oil & Gas)	1,708	82,428
Home Properties, Inc. (REIT)	224	16,509
Hospitality Properties Trust (REIT)	476	13,052
Hubbell, Inc.—Class B (Electrical Components & Equipment)	252	26,311
Huntington Ingalls Industries, Inc. (Shipbuilding)	224	26,300
IDACORP, Inc. (Electric)	224	13,913
IDEX Corp. (Machinery-Diversified)	280	21,288
Informatica Corp.* (Software)	420	20,378
Ingram Micro, Inc.*—Class A (Distribution/ Wholesale)	1,372	37,360
Ingredion, Inc. (Food)	616	54,331
Integrated Device Technology, Inc.* (Semiconductors)	392	7,491
International Bancshares Corp. (Banks)	504	13,573
International Speedway Corp.—Class A (Entertainment)	252	8,636
Intersil Corp.—Class A (Semiconductors)	1,148	12,777
IPG Photonics Corp.* (Semiconductors)	112	10,329
J.C. Penney Co., Inc.* (Retail)	2,660	21,918
Jabil Circuit, Inc. (Electronics)	1,680	34,020
Jack Henry & Associates, Inc. (Computers)	224	15,649
Janus Capital Group, Inc. (Diversified Financial Services)	588	9,631
Jarden Corp.* (Leisure Time)	700	38,500
John Wiley & Sons, Inc. (Media)	196	10,390
Kate Spade & Co.* (Retail)	560	11,267
KB Home (Home Builders)	448	7,159
KBR, Inc. (Engineering & Construction)	1,260	22,012
Kemper Corp. (Insurance)	420	16,262
Kennametal, Inc. (Hand/Machine Tools)	700	22,183
Keysight Technologies, Inc.* (Electronics)	448	13,682
Kirby Corp.* (Transportation)	196	14,192
KLX, Inc.* (Aerospace/Defense)	448	17,597
Knowles Corp.* (Electronics)	756	14,402
Lancaster Colony Corp. (Food)	84	7,830
Leidos Holdings, Inc. (Computers)	532	21,706
Lennox International, Inc. (Building Materials)	140	16,530
Lexmark International, Inc.—Class A (Computers)	532	18,083
Liberty Property Trust (REIT)	1,316	44,783
LifePoint Health, Inc.* (Healthcare-Services)	196	16,241
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	336	20,345
Louisiana-Pacific Corp.* (Building Materials)	1,232	18,160
M.D.C. Holdings, Inc. (Home Builders)	336	10,033
Mack-Cali Realty Corp. (REIT)	728	15,172
ManpowerGroup, Inc. (Commercial Services)	672	60,802
MDU Resources Group, Inc. (Electric)	1,708	33,323
Mentor Graphics Corp. (Computers)	868	22,646
Mercury General Corp. (Insurance)	308	17,387
Meredith Corp. (Media)	308	14,759
Mid-America Apartment Communities, Inc. (REIT)	252	20,246
MSA Safety, Inc. (Environmental Control)	140	7,231
MSC Industrial Direct Co., Inc.—Class A (Retail)	196	13,967
MSCI, Inc.—Class A (Software)	336	22,902
Murphy USA, Inc.* (Oil & Gas)	364	19,933
Nabors Industries, Ltd. (Oil & Gas)	2,548	29,582
National Fuel Gas Co. (Gas)	392	21,195
National Instruments Corp. (Electronics)	392	11,352
National Retail Properties, Inc. (REIT)	476	17,693
NCR Corp.* (Computers)	1,484	40,869
NeuStar, Inc.*—Class A (Telecommunications)	476	14,694
New York Community Bancorp, Inc. (Savings & Loans)	3,864	73,532
NewMarket Corp. (Chemicals)	28	11,136
Noble Corp. PLC (Oil & Gas)	2,100	25,095
NOW, Inc.* (Oil & Gas Services)	924	16,078
Oceaneering International, Inc. (Oil & Gas Services)	364	14,567
Office Depot, Inc.* (Retail)	4,312	34,496
OGE Energy Corp. (Electric)	1,736	51,663
Oil States International, Inc.* (Oil & Gas Services)	448	13,489
Old Republic International Corp. (Insurance)	2,100	35,133
Olin Corp. (Chemicals)	672	15,449
Omnicare, Inc. (Pharmaceuticals)	336	32,541
ONE Gas, Inc. (Gas)	448	20,173
Orbital ATK, Inc. (Aerospace/Defense)	532	37,746
Oshkosh Corp. (Machinery-Construction & Mining)	672	24,555
Owens & Minor, Inc. (Pharmaceuticals)	560	19,690
PacWest Bancorp (Banks)	448	20,738
Panera Bread Co.*—Class A (Retail)	56	11,431
Patterson-UTI Energy, Inc. (Oil & Gas)	1,288	21,233
Plantronics, Inc. (Telecommunications)	112	6,505
PNM Resources, Inc. (Electric)	392	10,341

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 99

Common Stocks, continued

	Shares	Value
Polycom, Inc.* (Telecommunications)	1,176	$13,383
PolyOne Corp. (Chemicals)	336	11,515
Post Holdings, Inc.* (Food)	252	13,542
Potlatch Corp. (REIT)	168	5,882
Prosperity Bancshares, Inc. (Banks)	532	29,042
QEP Resources, Inc. (Oil & Gas)	1,400	19,432
Questar Corp. (Gas)	784	17,358
R.R. Donnelley & Sons Co. (Commercial Services)	1,820	31,941
Raymond James Financial, Inc. (Diversified Financial Services)	588	34,692
Rayonier, Inc. (REIT)	1,120	27,552
Regal Beloit Corp. (Hand/Machine Tools)	392	27,216
Reinsurance Group of America, Inc. (Insurance)	588	56,754
Reliance Steel & Aluminum Co. (Iron/Steel)	644	39,026
Rent-A-Center, Inc. (Commercial Services)	476	12,752
ResMed, Inc. (Healthcare-Products)	364	21,094
Rollins, Inc. (Commercial Services)	252	7,308
Rovi Corp.* (Semiconductors)	420	4,616
Rowan Cos. PLC—Class A (Oil & Gas)	1,092	18,815
Royal Gold, Inc. (Mining)	196	9,882
RPM International, Inc. (Chemicals)	392	18,373
Science Applications International Corp. (Computers)	336	18,036
Senior Housing Properties Trust (REIT)	1,036	17,892
Sensient Technologies Corp. (Chemicals)	196	13,404
Silgan Holdings, Inc. (Packaging & Containers)	364	19,463
Silicon Laboratories, Inc.* (Semiconductors)	112	5,039
SLM Corp.* (Diversified Financial Services)	1,960	17,895
SM Energy Co. (Oil & Gas)	588	21,797
Solera Holdings, Inc. (Software)	252	9,221
Sonoco Products Co. (Packaging & Containers)	868	35,831
Sotheby’s—Class A (Commercial Services)	532	22,254
SPX Corp. (Miscellaneous Manufacturing)	364	23,809
StanCorp Financial Group, Inc. (Insurance)	364	41,503
Steel Dynamics, Inc. (Iron/Steel)	2,100	42,064
Stifel Financial Corp.* (Diversified Financial Services)	588	32,311
SunEdison, Inc.* (Energy-Alternate Sources)	1,008	23,466
Superior Energy Services, Inc. (Oil & Gas Services)	1,316	22,373
SUPERVALU, Inc.* (Food)	952	8,777
SVB Financial Group* (Banks)	168	24,041
Synopsys, Inc.* (Computers)	476	24,200
Synovus Financial Corp. (Banks)	1,176	37,067
Talen Energy Corp.* (Electric)	392	6,166
Tanger Factory Outlet Centers, Inc. (REIT)	252	8,185
Taubman Centers, Inc. (REIT)	168	12,566
TCF Financial Corp. (Banks)	1,484	24,427
Tech Data Corp.* (Electronics)	308	17,966
Teledyne Technologies, Inc.* (Aerospace/ Defense)	112	11,611
Teleflex, Inc. (Healthcare-Products)	140	18,759
Telephone & Data Systems, Inc. (Telecommunications)	868	25,528
Teradyne, Inc. (Semiconductors)	1,876	36,131
Terex Corp. (Machinery-Construction & Mining)	924	20,476
The Cheesecake Factory, Inc. (Retail)	196	11,317
The Chemours Co. (Chemicals)	1,064	11,619
The Hanover Insurance Group, Inc. (Insurance)	392	31,693
The New York Times Co.—Class A (Media)	1,148	15,177
The Scotts Miracle-Gro Co.—Class A (Housewares)	196	11,836
The Timken Co. (Metal Fabricate/Hardware)	644	21,497
The Wendy’s Co. (Retail)	1,120	11,491
Thor Industries, Inc. (Home Builders)	224	12,517
Thoratec Corp.* (Healthcare-Products)	476	30,125
Time, Inc. (Media)	952	21,249
Tootsie Roll Industries, Inc. (Food)	168	5,455
Towers Watson & Co.—Class A (Commercial Services)	616	78,096
TreeHouse Foods, Inc.* (Food)	196	16,064
Trimble Navigation, Ltd.* (Electronics)	924	21,344
Triumph Group, Inc. (Aerospace/Defense)	420	22,617
Trustmark Corp. (Banks)	588	14,136
Tupperware Brands Corp. (Housewares)	448	26,195
Umpqua Holdings Corp. (Banks)	1,932	34,274
United Natural Foods, Inc.* (Food)	448	20,397
United States Steel Corp. (Iron/Steel)	1,260	24,532
Urban Edge Properties (REIT)	252	5,410
Valley National Bancorp (Banks)	1,932	19,165
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	196	21,801
Vectren Corp. (Gas)	336	14,146
Vishay Intertechnology, Inc. (Electronics)	1,176	13,500
Vista Outdoor, Inc.* (Retail)	336	15,849
W.R. Berkley Corp. (Insurance)	476	26,523
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	392	17,605
Washington Federal, Inc. (Savings & Loans)	840	19,555
Waste Connections, Inc. (Environmental Control)	448	22,458
Watsco, Inc. (Distribution/Wholesale)	252	32,316
Webster Financial Corp. (Banks)	784	30,309
WellCare Health Plans, Inc.* (Healthcare-Services)	392	31,674
Werner Enterprises, Inc. (Transportation)	196	5,535
West Pharmaceutical Services, Inc. (Healthcare-Products)	252	15,087
Westar Energy, Inc. (Electric)	1,148	43,222
Western Refining, Inc. (Oil & Gas)	616	27,203
WGL Holdings, Inc. (Gas)	420	23,478
Woodward, Inc. (Electronics)	196	9,675
World Fuel Services Corp. (Retail)	616	25,040
Worthington Industries, Inc. (Iron/Steel)	420	11,365
WP GLIMCHER, Inc. (REIT)	1,624	21,989
WPX Energy, Inc.* (Oil & Gas)	1,792	15,590
TOTAL COMMON STOCKS (Cost $4,804,141)		6,592,087
TOTAL INVESTMENT SECURITIES (Cost $4,804,141)—100.5%		6,592,087
Net other assets (liabilities)—(0.5)%		(29,858)
NET ASSETS—100.0%		$6,562,229

*                 Non-income producing security

See accompanying notes to the financial statements.

100 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Mid-Cap Value ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$115,867	1.8%
Auto Parts & Equipment	26,504	0.4%
Banks	558,958	8.5%
Biotechnology	25,324	0.4%
Building Materials	57,418	0.9%
Chemicals	186,323	2.8%
Commercial Services	297,305	4.5%
Computers	219,436	3.3%
Cosmetics/Personal Care	45,710	0.7%
Distribution/Wholesale	69,676	1.1%
Diversified Financial Services	157,963	2.4%
Electric	326,961	5.0%
Electrical Components & Equipment	48,123	0.7%
Electronics	250,712	3.8%
Energy-Alternate Sources	23,466	0.4%
Engineering & Construction	73,063	1.1%
Entertainment	41,841	0.6%
Environmental Control	53,261	0.8%
Food	176,027	2.7%
Forest Products & Paper	22,770	0.3%
Gas	144,351	2.2%
Hand/Machine Tools	69,744	1.1%
Healthcare-Products	125,837	1.9%
Healthcare-Services	153,460	2.3%
Home Builders	29,709	0.5%
Housewares	38,031	0.6%
Insurance	603,153	9.2%
Iron/Steel	169,635	2.6%
Leisure Time	38,500	0.6%
Machinery-Construction & Mining	45,031	0.7%
Machinery-Diversified	71,806	1.1%
Media	73,201	1.1%
Metal Fabricate/Hardware	43,298	0.7%
Mining	18,842	0.3%
Miscellaneous Manufacturing	160,316	2.4%
Office Furnishings	23,248	0.4%
Oil & Gas	374,502	5.7%
Oil & Gas Services	83,584	1.3%
Packaging & Containers	102,278	1.6%
Pharmaceuticals	52,231	0.8%
REIT	341,893	5.2%
Retail	405,154	6.2%
Savings & Loans	122,994	1.9%
Semiconductors	173,762	2.6%
Shipbuilding	26,300	0.4%
Software	160,021	2.4%
Telecommunications	86,476	1.3%
Transportation	51,243	0.8%
Trucking & Leasing	10,396	0.2%
Water	16,383	0.2%
Other**	(29,858)	(0.5)%
Total	$6,562,229	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 101

Common Stocks (100.5%)

	Shares	Value
3D Systems Corp.* (Computers)	1,368	$18,003
A.O. Smith Corp. (Miscellaneous Manufacturing)	1,140	81,875
ACI Worldwide, Inc.* (Software)	2,622	62,063
Acuity Brands, Inc. (Electrical Components & Equipment)	1,026	206,421
Akorn, Inc.* (Pharmaceuticals)	1,824	84,105
Alaska Air Group, Inc. (Airlines)	2,964	224,523
Alexander & Baldwin, Inc. (Real Estate)	1,026	38,732
Alexandria Real Estate Equities, Inc. (REIT)	1,140	105,689
Align Technology, Inc.* (Healthcare-Products)	1,710	107,217
Alleghany Corp.* (Insurance)	228	110,838
AMC Networks, Inc.*—Class A (Media)	1,368	115,213
American Campus Communities, Inc. (REIT)	1,824	68,072
ANSYS, Inc.* (Software)	1,254	118,064
Aqua America, Inc. (Water)	2,394	60,903
ARRIS Group, Inc.* (Telecommunications)	3,078	95,172
Arthur J. Gallagher & Co. (Insurance)	2,508	118,953
Ashland, Inc. (Chemicals)	684	78,195
B/E Aerospace, Inc. (Aerospace/Defense)	1,596	77,741
Bank of the Ozarks, Inc. (Banks)	1,596	70,416
Belden, Inc. (Electrical Components & Equipment)	570	33,761
Big Lots, Inc. (Retail)	570	24,613
BioMed Realty Trust, Inc. (REIT)	2,394	51,567
Bio-Techne Corp. (Healthcare-Products)	570	62,347
Brinker International, Inc. (Retail)	1,368	81,943
Broadridge Financial Solutions, Inc. (Software)	1,824	98,988
Brown & Brown, Inc. (Insurance)	1,710	57,200
Brunswick Corp. (Leisure Time)	2,166	114,993
Buffalo Wild Wings, Inc.* (Retail)	456	89,184
Cable One, Inc.* (Media)	114	47,335
Cadence Design Systems, Inc.* (Computers)	6,726	141,045
California Resources Corp. (Oil & Gas)	4,446	18,807
Camden Property Trust (REIT)	1,938	154,323
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	684	69,262
Carter’s, Inc. (Apparel)	1,254	127,168
Catalent, Inc.* (Pharmaceuticals)	2,280	77,702
CBOE Holdings, Inc. (Diversified Financial Services)	1,938	120,117
CDK Global, Inc. (Software)	2,508	129,513
CEB, Inc. (Commercial Services)	798	61,063
Centene Corp.* (Healthcare-Services)	2,736	191,876
Charles River Laboratories International, Inc.* (Biotechnology)	1,026	79,638
Church & Dwight Co., Inc. (Household Products/Wares)	2,964	255,882
Cinemark Holdings, Inc. (Entertainment)	1,254	49,483
CLARCOR, Inc. (Miscellaneous Manufacturing)	684	41,156
Cognex Corp. (Machinery-Diversified)	1,938	87,733
Communications Sales & Leasing, Inc. (REIT)	1,938	40,407
CommVault Systems, Inc.* (Software)	570	21,358
Compass Minerals International, Inc. (Mining)	456	36,480
Copart, Inc.* (Retail)	2,622	94,471
CoreLogic, Inc.* (Diversified Financial Services)	1,026	40,465
Corporate Office Properties Trust (REIT)	1,368	31,642
Cracker Barrel Old Country Store, Inc. (Retail)	342	51,946
Cypress Semiconductor Corp. (Semiconductors)	3,534	40,570
Cytec Industries, Inc. (Chemicals)	1,596	118,471
Deckers Outdoor Corp.* (Apparel)	798	58,158
Deluxe Corp. (Commercial Services)	684	44,070
DeVry Education Group, Inc. (Commercial Services)	570	17,317
Domino’s Pizza, Inc. (Retail)	1,254	142,755
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,368	45,965
Douglas Emmett, Inc. (REIT)	3,078	90,216
Dril-Quip, Inc.* (Oil & Gas Services)	456	26,635
DST Systems, Inc. (Computers)	342	37,329
Duke Realty Corp. (REIT)	7,866	158,657
Dunkin’ Brands Group, Inc. (Retail)	2,166	116,725
Eagle Materials, Inc. (Building Materials)	1,140	87,940
East West Bancorp, Inc. (Banks)	1,596	71,437
Eaton Vance Corp. (Diversified Financial Services)	1,482	56,850
Edgewell Personal Care Co. (Cosmetics/ Personal Care)	798	76,377
Endurance Specialty Holdings, Ltd. (Insurance)	456	31,687
Energizer Holdings, Inc.* (Electrical Components & Equipment)	570	21,951
Equity One, Inc. (REIT)	1,254	32,190
Esterline Technologies Corp.* (Aerospace/ Defense)	456	40,429
Extra Space Storage, Inc. (REIT)	2,508	184,388
FactSet Research Systems, Inc. (Media)	912	151,082
Fair Isaac Corp. (Software)	684	62,032
Federal Realty Investment Trust (REIT)	1,596	218,316
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,140	38,429
FEI Co. (Electronics)	456	39,202
First Horizon National Corp. (Banks)	2,736	43,366
Foot Locker, Inc. (Retail)	3,192	225,195
Fortinet, Inc.* (Computers)	3,306	157,828
Fortune Brands Home & Security, Inc. (Building Materials)	2,394	114,314
Gartner, Inc.* (Commercial Services)	1,938	171,649
GATX Corp. (Trucking & Leasing)	456	24,186
Genesee & Wyoming, Inc.*—Class A (Transportation)	798	56,834
Gentex Corp. (Electronics)	6,726	108,154
Global Payments, Inc. (Commercial Services)	1,482	166,117
Graco, Inc. (Machinery-Diversified)	912	65,199
Highwoods Properties, Inc. (REIT)	1,482	62,733
Hill-Rom Holdings, Inc. (Healthcare-Products)	684	38,325
HNI Corp. (Office Furnishings)	570	28,266
Hologic, Inc.* (Healthcare-Products)	5,586	232,713
Home Properties, Inc. (REIT)	684	50,411
Hospitality Properties Trust (REIT)	2,166	59,392
HSN, Inc. (Retail)	798	58,661
Hubbell, Inc.—Class B (Electrical Components & Equipment)	570	59,514
Huntington Ingalls Industries, Inc. (Shipbuilding)	456	53,539
IDACORP, Inc. (Electric)	570	35,403
IDEX Corp. (Machinery-Diversified)	1,026	78,007
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,166	157,533
Informatica Corp.* (Software)	1,254	60,844
Integrated Device Technology, Inc.* (Semiconductors)	2,394	45,749

See accompanying notes to the financial statements.

102 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
InterDigital, Inc. (Telecommunications)	798	$43,147
IPG Photonics Corp.* (Semiconductors)	570	52,566
ITT Corp. (Miscellaneous Manufacturing)	2,052	77,976
Jack Henry & Associates, Inc. (Computers)	1,254	87,604
Jack in the Box, Inc. (Retail)	912	86,640
Janus Capital Group, Inc. (Diversified Financial Services)	1,824	29,877
Jarden Corp.* (Leisure Time)	2,622	144,210
JetBlue Airways Corp.* (Airlines)	6,042	138,845
John Wiley & Sons, Inc. (Media)	570	30,216
Jones Lang LaSalle, Inc. (Real Estate)	1,026	182,669
Kate Spade & Co.* (Retail)	1,482	29,818
KB Home (Home Builders)	912	14,574
Keysight Technologies, Inc.* (Electronics)	2,736	83,557
Kilroy Realty Corp. (REIT)	2,052	145,384
Kirby Corp.* (Transportation)	798	57,783
Lamar Advertising Co.—Class A (REIT)	1,824	109,531
Lancaster Colony Corp. (Food)	228	21,252
Landstar System, Inc. (Transportation)	1,026	73,903
LaSalle Hotel Properties (REIT)	2,622	87,234
Lennox International, Inc. (Building Materials)	570	67,300
LifePoint Health, Inc.* (Healthcare-Services)	456	37,784
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	912	55,222
Live Nation Entertainment, Inc.* (Commercial Services)	3,306	86,683
LKQ Corp.* (Distribution/Wholesale)	6,954	218,773
Manhattan Associates, Inc.* (Computers)	1,710	110,842
MAXIMUS, Inc. (Computers)	1,482	101,087
MEDNAX, Inc.* (Healthcare-Services)	2,166	183,330
Mettler-Toledo International, Inc.* (Electronics)	684	230,918
Mid-America Apartment Communities, Inc. (REIT)	1,140	91,588
Minerals Technologies, Inc. (Chemicals)	798	51,671
Molina Healthcare, Inc.* (Healthcare-Services)	912	68,792
MSA Safety, Inc. (Environmental Control)	342	17,664
MSC Industrial Direct Co., Inc.—Class A (Retail)	570	40,618
MSCI, Inc.—Class A (Software)	1,710	116,554
National Fuel Gas Co. (Gas)	912	49,312
National Instruments Corp. (Electronics)	1,254	36,316
National Retail Properties, Inc. (REIT)	1,824	67,798
NetScout Systems, Inc.* (Computers)	2,166	86,380
NewMarket Corp. (Chemicals)	228	90,678
Nordson Corp. (Machinery-Diversified)	1,254	92,934
NVR, Inc.* (Home Builders)	114	169,865
Oceaneering International, Inc. (Oil & Gas Services)	1,368	54,747
Old Dominion Freight Line, Inc.* (Transportation)	1,596	116,747
Omega Healthcare Investors, Inc. (REIT)	3,648	132,276
Omnicare, Inc. (Pharmaceuticals)	1,254	121,450
Packaging Corp. of America (Packaging & Containers)	2,280	161,401
PacWest Bancorp (Banks)	1,026	47,494
Panera Bread Co.*—Class A (Retail)	456	93,079
PAREXEL International Corp.* (Commercial Services)	1,254	86,476
Plantronics, Inc. (Telecommunications)	570	33,106
PNM Resources, Inc. (Electric)	798	21,051
Polaris Industries, Inc. (Leisure Time)	1,368	187,498
PolyOne Corp. (Chemicals)	1,140	39,068
Post Holdings, Inc.* (Food)	570	30,632
Potlatch Corp. (REIT)	570	19,956
Primerica, Inc. (Insurance)	1,140	51,562
PTC, Inc.* (Software)	2,622	95,310
Questar Corp. (Gas)	1,938	42,907
Rackspace Hosting, Inc.* (Software)	2,736	93,106
Raymond James Financial, Inc. (Diversified Financial Services)	1,368	80,712
Regency Centers Corp. (REIT)	2,166	138,559
RenaissanceRe Holdings, Ltd. (Insurance)	1,026	110,090
ResMed, Inc. (Healthcare-Products)	2,280	132,126
Rollins, Inc. (Commercial Services)	1,482	42,978
Rovi Corp.* (Semiconductors)	912	10,023
Royal Gold, Inc. (Mining)	912	45,983
RPM International, Inc. (Chemicals)	2,052	96,177
SEI Investments Co. (Commercial Services)	2,964	158,011
Senior Housing Properties Trust (REIT)	2,622	45,282
Sensient Technologies Corp. (Chemicals)	570	38,982
Service Corp. International (Commercial Services)	4,560	139,126
Signature Bank* (Banks)	1,140	165,972
Silicon Laboratories, Inc.* (Semiconductors)	570	25,644
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,254	130,140
Skechers U.S.A., Inc.*—Class A (Apparel)	912	137,211
SLM Corp.* (Diversified Financial Services)	4,560	41,633
SolarWinds, Inc.* (Software)	1,482	59,117
Solera Holdings, Inc. (Software)	912	33,370
STERIS Corp. (Healthcare-Products)	1,368	94,570
SunEdison, Inc.* (Energy-Alternate Sources)	3,990	92,887
SUPERVALU, Inc.* (Food)	2,166	19,971
SVB Financial Group* (Banks)	684	97,880
Synaptics, Inc.* (Computers)	798	63,345
Synopsys, Inc.* (Computers)	2,280	115,916
Talen Energy Corp.* (Electric)	912	14,346
Tanger Factory Outlet Centers, Inc. (REIT)	1,596	51,838
Taubman Centers, Inc. (REIT)	1,026	76,745
Teledyne Technologies, Inc.* (Aerospace/ Defense)	456	47,274
Teleflex, Inc. (Healthcare-Products)	570	76,374
Tempur Sealy International, Inc.* (Home Furnishings)	1,368	103,352
The Boston Beer Co., Inc.*—Class A (Beverages)	228	50,279
The Cheesecake Factory, Inc. (Retail)	570	32,912
The Chemours Co. (Chemicals)	1,368	14,939
The Cooper Cos., Inc. (Healthcare-Products)	1,140	201,780
The Hain Celestial Group, Inc.* (Food)	2,394	162,743
The Scotts Miracle-Gro Co.—Class A (Housewares)	456	27,538
The Ultimate Software Group, Inc.* (Software)	684	126,001
The Valspar Corp. (Chemicals)	1,710	142,408
The Wendy’s Co. (Retail)	3,306	33,920
The WhiteWave Foods Co.* (Food)	3,990	205,963
Thor Industries, Inc. (Home Builders)	456	25,481
Toll Brothers, Inc.* (Home Builders)	3,648	141,980
TreeHouse Foods, Inc.* (Food)	456	37,374
Trimble Navigation, Ltd.* (Electronics)	3,534	81,636
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,534	103,405

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 103

Common Stocks, continued

	Shares	Value
Tyler Technologies, Inc.* (Software)	798	$111,353
UDR, Inc. (REIT)	5,928	200,425
UGI Corp. (Gas)	3,990	145,795
United Therapeutics Corp.* (Biotechnology)	1,026	173,763
Urban Edge Properties (REIT)	1,482	31,819
VCA, Inc.* (Pharmaceuticals)	1,824	112,231
Vectren Corp. (Gas)	1,026	43,195
VeriFone Systems, Inc.* (Computers)	2,622	84,376
Vista Outdoor, Inc.* (Retail)	570	26,887
W.R. Berkley Corp. (Insurance)	1,026	57,169
Wabtec Corp. (Machinery-Diversified)	2,166	219,177
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	912	40,958
Waste Connections, Inc. (Environmental Control)	1,710	85,722
Weingarten Realty Investors (REIT)	2,622	92,242
Werner Enterprises, Inc. (Transportation)	456	12,877
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,026	61,427
WEX, Inc.* (Commercial Services)	912	93,060
Williams-Sonoma, Inc. (Retail)	1,938	164,071
WisdomTree Investments, Inc. (Diversified Financial Services)	2,508	62,449
Woodward, Inc. (Electronics)	798	39,389
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,140	122,698
TOTAL COMMON STOCKS (Cost $15,316,819)		19,440,610

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $18,000	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $15,334,819)—100.6%		19,458,610
Net other assets (liabilities)—(0.6)%		(122,503)
NET ASSETS—100.0%		$19,336,107

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$165,444	0.9%
Airlines	363,368	1.9%
Apparel	322,537	1.7%
Banks	496,565	2.6%
Beverages	50,279	0.3%
Biotechnology	253,401	1.3%
Building Materials	269,553	1.4%
Chemicals	670,589	3.5%
Commercial Services	1,066,550	5.5%
Computers	1,003,755	5.2%
Cosmetics/Personal Care	76,377	0.4%
Distribution/Wholesale	218,773	1.1%
Diversified Financial Services	511,491	2.6%
Electric	70,800	0.4%
Electrical Components & Equipment	321,646	1.7%
Electronics	619,173	3.2%
Energy-Alternate Sources	92,887	0.5%
Entertainment	49,483	0.3%
Environmental Control	103,387	0.5%
Food	477,936	2.5%
Gas	281,208	1.5%
Hand/Machine Tools	55,222	0.3%
Healthcare-Products	1,294,551	6.7%
Healthcare-Services	481,782	2.5%
Home Builders	351,900	1.8%
Home Furnishings	103,352	0.5%
Household Products/Wares	255,882	1.3%
Housewares	27,538	0.1%
Insurance	537,500	2.8%
Leisure Time	446,701	2.3%
Machinery-Diversified	665,749	3.4%
Media	343,846	1.8%
Mining	82,463	0.4%
Miscellaneous Manufacturing	419,639	2.2%
Office Furnishings	28,266	0.1%
Oil & Gas	18,807	0.1%
Oil & Gas Services	81,382	0.4%
Packaging & Containers	161,401	0.8%
Pharmaceuticals	395,488	2.0%
Real Estate	221,401	1.1%
REIT	2,598,680	13.4%
Retail	1,393,438	7.3%
Semiconductors	174,552	0.9%
Shipbuilding	53,539	0.3%
Software	1,187,671	6.1%
Telecommunications	171,425	0.9%
Transportation	318,144	1.6%
Trucking & Leasing	24,186	0.1%
Water	60,903	0.3%
Other**	(104,503)	(0.5)%
Total	$19,336,107	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

104 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (91.2%)

	Shares	Value
8x8, Inc.* (Internet)	782	$6,811
A. Schulman, Inc. (Chemicals)	483	17,982
AAR Corp. (Aerospace/Defense)	552	14,876
ABM Industries, Inc. (Commercial Services)	851	28,048
Acadia Realty Trust (REIT)	414	13,240
Aceto Corp. (Chemicals)	230	5,389
Acorda Therapeutics, Inc.* (Biotechnology)	253	8,693
Actuant Corp.—Class A (Miscellaneous Manufacturing)	966	22,276
ADTRAN, Inc. (Telecommunications)	851	14,042
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	621	16,264
Aegion Corp.* (Engineering & Construction)	598	11,822
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	552	12,922
Aerovironment, Inc.* (Aerospace/Defense)	322	8,391
Agilysys, Inc.* (Computers)	138	1,169
Agree Realty Corp. (REIT)	138	4,277
Air Methods Corp.* (Healthcare-Services)	253	9,966
AK Steel Holding Corp.* (Iron/Steel)	2,875	8,481
Albany International Corp.—Class A (Machinery-Diversified)	253	9,417
ALLETE, Inc. (Electric)	713	34,431
Almost Family, Inc.* (Healthcare-Services)	138	6,039
Amedisys, Inc.* (Healthcare-Services)	276	12,042
American Equity Investment Life Holding Co. (Insurance)	667	19,703
American Public Education, Inc.* (Commercial Services)	161	4,165
American Science & Engineering, Inc. (Electronics)	115	5,139
American States Water Co. (Water)	230	8,867
American Vanguard Corp. (Chemicals)	414	5,307
American Woodmark Corp.* (Home Furnishings)	69	4,537
AMERISAFE, Inc. (Insurance)	161	8,058
AmSurg Corp.* (Healthcare-Services)	299	21,450
Analogic Corp. (Healthcare-Products)	207	16,674
AngioDynamics, Inc.* (Healthcare-Products)	414	6,417
ANI Pharmaceuticals, Inc.* (Biotechnology)	46	3,267
Anixter International, Inc.* (Telecommunications)	437	28,934
Applied Industrial Technologies, Inc. (Machinery-Diversified)	644	24,877
Approach Resources, Inc.* (Oil & Gas)	322	1,253
Arctic Cat, Inc. (Leisure Time)	207	5,922
Astec Industries, Inc. (Machinery-Construction & Mining)	299	11,754
Astoria Financial Corp. (Savings & Loans)	1,426	21,561
Atlantic Tele-Network, Inc. (Telecommunications)	161	11,389
Atlas Air Worldwide Holdings, Inc.* (Transportation)	414	20,348
Avista Corp. (Electric)	920	30,378
B&G Foods, Inc.—Class A (Food)	437	12,905
Badger Meter, Inc. (Electronics)	69	4,059
Banner Corp. (Banks)	161	7,673
Barnes & Noble, Inc.* (Retail)	736	19,349
Barnes Group, Inc. (Miscellaneous Manufacturing)	805	31,339
Basic Energy Services, Inc.* (Oil & Gas Services)	552	3,334
BBCN Bancorp, Inc. (Banks)	1,288	19,771
Benchmark Electronics, Inc.* (Electronics)	851	18,773
Big 5 Sporting Goods Corp. (Retail)	299	3,292
Biglari Holdings, Inc.* (Retail)	23	10,001
Bill Barrett Corp.* (Oil & Gas)	805	4,572
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	184	8,164
Black Box Corp. (Telecommunications)	253	3,962
Blucora, Inc.* (Internet)	667	9,452
Blue Nile, Inc.* (Internet)	92	2,918
Bob Evans Farms, Inc. (Retail)	230	11,482
Boise Cascade Co.* (Building Materials)	322	10,684
Bonanza Creek Energy, Inc.* (Oil & Gas)	253	1,976
Bottomline Technologies, Inc.* (Software)	322	8,842
Boyd Gaming Corp.* (Lodging)	1,288	22,012
Brady Corp.—Class A (Electronics)	759	17,852
Briggs & Stratton Corp. (Machinery-Diversified)	713	13,176
Bristow Group, Inc. (Oil & Gas Services)	552	24,868
Brookline Bancorp, Inc. (Savings & Loans)	575	6,480
Brooks Automation, Inc. (Semiconductors)	1,081	11,405
Cabot Microelectronics Corp.* (Semiconductors)	207	9,385
CACI International, Inc.*—Class A (Computers)	391	32,112
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	276	3,315
CalAmp Corp.* (Telecommunications)	207	3,542
Caleres, Inc. (Retail)	391	12,919
Calgon Carbon Corp. (Chemicals)	460	8,137
Callaway Golf Co. (Leisure Time)	1,265	11,588
Capella Education Co. (Commercial Services)	69	3,554
Capstead Mortgage Corp. (REIT)	1,541	17,059
CARBO Ceramics, Inc. (Oil & Gas Services)	322	10,578
Cardinal Financial Corp. (Banks)	253	5,910
Career Education Corp.* (Commercial Services)	966	3,072
Cash America International, Inc. (Retail)	437	12,118
CDI Corp. (Commercial Services)	230	2,785
Cedar Realty Trust, Inc. (REIT)	368	2,466
Celadon Group, Inc. (Transportation)	437	9,483
Central Garden & Pet Co.*—Class A (Household Products/Wares)	667	6,723
Central Pacific Financial Corp. (Banks)	437	10,178
CEVA, Inc.* (Semiconductors)	184	3,446
Chart Industries, Inc.* (Machinery-Diversified)	483	13,186
Checkpoint Systems, Inc. (Electronics)	667	5,830
Christopher & Banks Corp.* (Retail)	322	1,040
Ciber, Inc.* (Computers)	1,150	3,807
Cincinnati Bell, Inc.* (Telecommunications)	1,426	5,576
CIRCOR International, Inc. (Metal Fabricate/Hardware)	276	13,201
Cirrus Logic, Inc.* (Semiconductors)	414	13,666
City Holding Co. (Banks)	253	12,200
Clearwater Paper Corp.* (Forest Products & Paper)	161	9,475
Cloud Peak Energy, Inc.* (Coal)	989	3,145
Coherent, Inc.* (Electronics)	391	22,659
Cohu, Inc. (Semiconductors)	414	4,103
Columbia Banking System, Inc. (Banks)	483	15,838
Comfort Systems USA, Inc. (Engineering & Construction)	598	16,529
Community Bank System, Inc. (Banks)	667	25,499
Computer Programs & Systems, Inc. (Software)	69	3,227

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 105

Common Stocks, continued

	Shares		Value
Comstock Resources, Inc. (Oil & Gas)	713		$898
Comtech Telecommunications Corp. (Telecommunications)	138		3,976
CONMED Corp. (Healthcare-Products)	253		14,350
Contango Oil & Gas Co.* (Oil & Gas)	253		2,323
CorVel Corp.* (Commercial Services)	69		2,205
Crocs, Inc.* (Apparel)	1,242		19,536
Cross Country Healthcare, Inc.* (Commercial Services)	253		3,054
CryoLife, Inc. (Healthcare-Products)	207		2,267
CSG Systems International, Inc. (Software)	529		16,452
CTS Corp. (Electronics)	529		9,940
Cubic Corp. (Aerospace/Defense)	345		15,308
CVB Financial Corp. (Banks)	851		15,071
Cyberonics, Inc.* (Healthcare-Products)	161		9,885
Daktronics, Inc. (Home Furnishings)	621		7,098
Darling Ingredients, Inc.* (Food)	2,668		34,284
Diamond Foods, Inc.* (Food)	230		7,431
Digi International, Inc.* (Software)	391		3,957
Dime Community Bancshares, Inc. (Savings & Loans)	483		8,211
DineEquity, Inc. (Retail)	115		11,961
Diodes, Inc.* (Semiconductors)	230		5,104
Dorman Products, Inc.* (Auto Parts & Equipment)	161		8,498
Drew Industries, Inc. (Building Materials)	161		9,444
DSP Group, Inc.* (Semiconductors)	161		1,406
DXP Enterprises, Inc.* (Machinery-Diversified)	207		7,597
Dycom Industries, Inc.* (Engineering & Construction)	253		16,713
EastGroup Properties, Inc. (REIT)	184		11,077
Ebix, Inc. (Software)	253		7,840
Echo Global Logistics, Inc.* (Transportation)	115		3,715
Education Realty Trust, Inc. (REIT)	—	†	—	§
eHealth, Inc.* (Insurance)	161		2,619
El Paso Electric Co. (Electric)	644		23,461
Electro Scientific Industries, Inc. (Electronics)	299		1,375
EMCOR Group, Inc. (Engineering & Construction)	1,012		48,404
Emergent BioSolutions, Inc.* (Biotechnology)	161		5,286
Employers Holdings, Inc. (Insurance)	506		12,144
Enanta Pharmaceuticals, Inc.* (Pharmaceuticals)	69		3,495
Encore Capital Group, Inc.* (Diversified Financial Services)	161		6,925
Encore Wire Corp. (Electrical Components & Equipment)	299		10,265
EnerSys (Electrical Components & Equipment)	713		44,526
Engility Holdings, Inc.* (Computers)	276		6,048
EnPro Industries, Inc. (Miscellaneous Manufacturing)	184		9,325
Epiq Systems, Inc. (Software)	207		3,426
EPR Properties (REIT)	437		24,961
Era Group, Inc.* (Transportation)	161		2,726
ESCO Technologies, Inc. (Electronics)	230		8,756
Essendant, Inc. (Distribution/Wholesale)	621		22,865
Ethan Allen Interiors, Inc. (Home Furnishings)	414		12,499
Evercore Partners, Inc.—Class A (Diversified Financial Services)	276		16,229
Exar Corp.* (Semiconductors)	437		3,439
ExlService Holdings, Inc.* (Computers)	207		8,025
Exponent, Inc. (Engineering & Construction)	161		7,163
Exterran Holdings, Inc. (Oil & Gas Services)	1,127		27,938
EZCORP, Inc.*—Class A (Retail)	782		5,544
F.N.B. Corp. (Banks)	2,806		38,695
Fabrinet* (Miscellaneous Manufacturing)	483		8,964
FARO Technologies, Inc.* (Electronics)	115		5,047
Federal Signal Corp. (Miscellaneous Manufacturing)	483		7,226
Financial Engines, Inc. (Diversified Financial Services)	322		14,767
First BanCorp.* (Banks)	1,679		7,236
First Cash Financial Services, Inc.* (Retail)	161		6,548
First Commonwealth Financial Corp. (Banks)	828		7,618
First Financial Bancorp (Banks)	989		18,801
First Financial Bankshares, Inc. (Banks)	460		15,631
First NBC Bank Holding Co.* (Banks)	92		3,514
Forestar Group, Inc.* (Real Estate)	552		7,066
Forrester Research, Inc. (Commercial Services)	69		2,158
Franklin Electric Co., Inc. (Hand/Machine Tools)	345		9,957
Franklin Street Properties Corp. (REIT)	736		8,663
Fred’s, Inc.—Class A (Retail)	552		9,958
FTD Cos., Inc.* (Internet)	115		3,350
FutureFuel Corp. (Energy-Alternate Sources)	368		4,210
G & K Services, Inc.—Class A (Textiles)	161		10,555
Gannett Co., Inc.* (Media)	1,150		14,548
General Cable Corp. (Electrical Components & Equipment)	782		12,762
Genesco, Inc.* (Retail)	391		25,294
Geospace Technologies Corp.* (Oil & Gas Services)	207		3,610
Getty Realty Corp. (REIT)	414		6,881
Gibraltar Industries, Inc.* (Building Materials)	460		8,804
Globe Specialty Metals, Inc. (Mining)	529		8,168
Government Properties Income Trust (REIT)	1,127		19,463
Greatbatch, Inc.* (Healthcare-Products)	161		8,779
Green Dot Corp.*—Class A (Commercial Services)	391		8,102
Green Plains, Inc. (Energy-Alternate Sources)	552		12,392
Greenhill & Co., Inc. (Diversified Financial Services)	207		8,141
Griffon Corp. (Building Materials)	667		11,499
Group 1 Automotive, Inc. (Retail)	184		17,842
Gulf Island Fabrication, Inc. (Oil & Gas Services)	207		2,362
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	414		3,900
H.B. Fuller Co. (Chemicals)	483		19,350
Haemonetics Corp.* (Healthcare-Products)	414		16,564
Hanger, Inc.* (Healthcare-Products)	575		12,443
Hanmi Financial Corp. (Banks)	506		12,807
Harmonic, Inc.* (Telecommunications)	1,426		8,570
Harsco Corp. (Miscellaneous Manufacturing)	1,288		17,697
Harte-Hanks, Inc. (Advertising)	690		3,236
Haverty Furniture Cos., Inc. (Retail)	322		7,142
Hawaiian Holdings, Inc.* (Airlines)	460		9,991
Hawkins, Inc. (Chemicals)	161		5,873
Haynes International, Inc. (Metal Fabricate/Hardware)	207		8,812
HealthEquity, Inc.* (Commercial Services)	230		7,742
Healthways, Inc.* (Healthcare-Services)	575		7,280
Heartland Payment Systems, Inc. (Commercial Services)	184		11,464

See accompanying notes to the financial statements.

106 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Commercial Services)	276	$6,036
Hibbett Sports, Inc.* (Retail)	207	9,429
HMS Holdings Corp.* (Commercial Services)	690	7,949
Horace Mann Educators Corp. (Insurance)	667	23,505
Hornbeck Offshore Services, Inc.* (Transportation)	506	9,209
Hub Group, Inc.*—Class A (Transportation)	552	23,256
ICU Medical, Inc.* (Healthcare-Products)	92	9,193
II-VI, Inc.* (Electronics)	828	14,076
Independent Bank Corp. (Banks)	253	12,235
Infinity Property & Casualty Corp. (Insurance)	184	14,262
Innophos Holdings, Inc. (Chemicals)	184	9,472
Insight Enterprises, Inc.* (Computers)	621	16,761
Insperity, Inc. (Commercial Services)	368	18,502
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	207	13,275
Inter Parfums, Inc. (Cosmetics/Personal Care)	276	8,388
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	943	37,861
Interactive Intelligence Group, Inc.* (Software)	115	4,768
Interface, Inc. (Office Furnishings)	1,058	27,476
Interval Leisure Group, Inc. (Lodging)	299	6,375
Intrepid Potash, Inc.* (Chemicals)	920	7,857
Invacare Corp. (Healthcare-Products)	483	8,235
Investment Technology Group, Inc. (Diversified Financial Services)	552	11,233
ION Geophysical Corp.* (Oil & Gas Services)	2,070	1,635
IPC Healthcare, Inc.* (Healthcare-Services)	276	15,304
Iridium Communications, Inc.* (Telecommunications)	828	6,144
iRobot Corp.* (Home Furnishings)	230	7,082
Itron, Inc.* (Electronics)	621	20,015
Ixia* (Telecommunications)	621	8,197
JDS Uniphase Corp.* (Telecommunications)	3,772	41,831
John Bean Technologies Corp. (Miscellaneous Manufacturing)	276	10,060
Kaiser Aluminum Corp. (Mining)	276	23,308
Kaman Corp.—Class A (Aerospace/Defense)	437	17,248
Kelly Services, Inc.—Class A (Commercial Services)	483	7,216
Kindred Healthcare, Inc. (Healthcare-Services)	1,334	27,519
Kirkland’s, Inc. (Retail)	230	6,274
Kite Realty Group Trust (REIT)	1,357	35,824
Kopin Corp.* (Semiconductors)	598	1,782
Koppers Holdings, Inc. (Chemicals)	322	6,537
Korn/Ferry International (Commercial Services)	437	14,631
Kraton Performance Polymers, Inc.* (Chemicals)	506	10,383
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,242	12,929
Landauer, Inc. (Commercial Services)	69	2,448
La-Z-Boy, Inc. (Home Furnishings)	828	21,031
LegacyTexas Financial Group, Inc. (Banks)	322	9,786
Lexington Realty Trust (REIT)	1,311	11,275
LHC Group, Inc.* (Healthcare-Services)	207	8,340
Lindsay Corp. (Machinery-Diversified)	69	5,787
Liquidity Services, Inc.* (Internet)	391	3,511
Lithia Motors, Inc.—Class A (Retail)	184	22,023
Littelfuse, Inc. (Electrical Components & Equipment)	138	12,696
LivePerson, Inc.* (Computers)	276	2,652
LSB Industries, Inc.* (Miscellaneous Manufacturing)	322	11,885
LTC Properties, Inc. (REIT)	230	10,090
Lumber Liquidators Holdings, Inc.* (Retail)	207	3,995
Luminex Corp.* (Healthcare-Products)	253	4,359
Lumos Networks Corp. (Telecommunications)	345	4,816
M/I Homes, Inc.* (Home Builders)	391	9,806
Magellan Health, Inc.* (Healthcare-Services)	437	26,478
ManTech International Corp.—Class A (Software)	391	11,656
MarineMax, Inc.* (Retail)	184	3,323
MarketAxess Holdings, Inc. (Diversified Financial Services)	207	20,245
Marten Transport, Ltd. (Transportation)	253	4,906
Masimo Corp.* (Healthcare-Products)	299	12,462
Materion Corp. (Mining)	322	9,853
Matrix Service Co.* (Oil & Gas Services)	437	8,469
Matthews International Corp.—Class A (Commercial Services)	253	13,623
MedAssets, Inc.* (Software)	437	10,182
Medidata Solutions, Inc.* (Software)	345	18,561
Medifast, Inc.* (Commercial Services)	92	2,840
Mercury Systems, Inc.* (Computers)	529	7,454
Meridian Bioscience, Inc. (Healthcare-Products)	368	6,657
Merit Medical Systems, Inc.* (Healthcare-Products)	713	18,225
Micrel, Inc. (Semiconductors)	253	3,529
Microsemi Corp.* (Semiconductors)	621	20,455
MKS Instruments, Inc. (Semiconductors)	483	17,147
Mobile Mini, Inc. (Storage/Warehousing)	368	13,664
Momenta Pharmaceuticals, Inc.* (Biotechnology)	506	11,000
Monarch Casino & Resort, Inc.* (Lodging)	92	1,712
Monotype Imaging Holdings, Inc. (Software)	253	6,307
Monro Muffler Brake, Inc. (Commercial Services)	207	13,093
Monster Worldwide, Inc.* (Commercial Services)	1,472	10,378
Moog, Inc.*—Class A (Aerospace/Defense)	345	23,067
Movado Group, Inc. (Retail)	276	6,991
MTS Systems Corp. (Computers)	115	7,430
Mueller Industries, Inc. (Metal Fabricate/Hardware)	529	17,124
Myers Industries, Inc. (Miscellaneous Manufacturing)	391	5,916
MYR Group, Inc.* (Engineering & Construction)	253	7,600
Nanometrics, Inc.* (Semiconductors)	253	3,461
National Penn Bancshares, Inc. (Banks)	2,254	24,163
National Presto Industries, Inc. (Aerospace/Defense)	69	5,462
Navigant Consulting, Inc.* (Commercial Services)	782	12,293
NBT Bancorp, Inc. (Banks)	713	19,272
Neogen Corp.* (Pharmaceuticals)	230	13,384
NETGEAR, Inc.* (Telecommunications)	552	18,486
New Jersey Resources Corp. (Gas)	713	20,606
Newpark Resources, Inc.* (Oil & Gas Services)	1,357	9,811
Newport Corp.* (Electronics)	644	10,201
NIC, Inc. (Internet)	368	6,639
Northern Oil & Gas, Inc.* (Oil & Gas)	943	4,489

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 107

Common Stocks, continued

	Shares	Value
Northfield Bancorp, Inc. (Savings & Loans)	368	$5,542
Northwest Bancshares, Inc. (Savings & Loans)	1,518	19,263
Northwest Natural Gas Co. (Gas)	437	18,918
NorthWestern Corp. (Electric)	391	21,051
Nutrisystem, Inc. (Commercial Services)	253	7,603
NuVasive, Inc.* (Healthcare-Products)	322	17,714
OFG Bancorp (Banks)	713	5,747
Old National Bancorp (Banks)	1,725	24,823
Olympic Steel, Inc. (Metal Fabricate/Hardware)	138	1,673
OM Group, Inc. (Chemicals)	483	16,364
Orion Marine Group, Inc.* (Engineering & Construction)	253	1,832
Oritani Financial Corp. (Savings & Loans)	276	4,336
OSI Systems, Inc.* (Electronics)	161	11,299
Oxford Industries, Inc. (Apparel)	115	9,652
P.H. Glatfelter Co. (Forest Products & Paper)	690	14,083
Park Electrochemical Corp. (Electronics)	184	3,249
Parkway Properties, Inc. (REIT)	598	10,728
PDC Energy, Inc.* (Oil & Gas)	644	30,236
Penn Virginia Corp.* (Oil & Gas)	1,150	1,541
Pennsylvania Real Estate Investment Trust (REIT)	414	9,075
Perficient, Inc.* (Internet)	276	4,479
Pericom Semiconductor Corp. (Semiconductors)	138	1,652
Perry Ellis International, Inc.* (Apparel)	184	4,433
PetMed Express, Inc. (Retail)	322	5,426
PharMerica Corp.* (Pharmaceuticals)	483	16,504
Piedmont Natural Gas Co., Inc. (Gas)	690	26,227
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,035	3,788
Piper Jaffray Cos.* (Diversified Financial Services)	115	5,158
Plexus Corp.* (Electronics)	552	21,053
Powell Industries, Inc. (Electrical Components & Equipment)	138	4,118
Power Integrations, Inc. (Semiconductors)	230	8,915
ProAssurance Corp. (Insurance)	897	43,317
Progress Software Corp.* (Software)	368	10,922
Provident Financial Services, Inc. (Savings & Loans)	874	17,148
PS Business Parks, Inc. (REIT)	115	8,854
QLogic Corp.* (Semiconductors)	1,403	12,445
Quaker Chemical Corp. (Chemicals)	115	10,661
Quality Systems, Inc. (Software)	437	5,572
Quanex Building Products Corp. (Building Materials)	552	11,084
QuinStreet, Inc.* (Internet)	414	2,409
Rayonier Advanced Materials, Inc. (Chemicals)	690	9,695
Red Robin Gourmet Burgers, Inc.* (Retail)	230	21,080
Regis Corp.* (Retail)	713	10,431
Republic Airways Holdings, Inc.* (Airlines)	621	3,130
Resources Connection, Inc. (Commercial Services)	598	9,466
REX American Resources Corp.* (Energy-Alternate Sources)	23	1,188
Rex Energy Corp.* (Oil & Gas)	805	1,803
RLI Corp. (Insurance)	345	19,054
Roadrunner Transportation Systems, Inc.* (Transportation)	460	12,042
Rofin-Sinar Technologies, Inc.* (Electronics)	460	11,472
Rogers Corp.* (Electronics)	161	9,011
Ruby Tuesday, Inc.* (Retail)	989	7,259
Rudolph Technologies, Inc.* (Semiconductors)	506	5,677
Ruth’s Hospitality Group, Inc. (Retail)	299	5,241
S&T Bancorp, Inc. (Banks)	460	14,223
Safety Insurance Group, Inc. (Insurance)	207	12,004
Sanderson Farms, Inc. (Food)	138	9,937
Sanmina Corp.* (Electronics)	1,334	29,441
ScanSource, Inc.* (Distribution/Wholesale)	460	17,402
Scholastic Corp. (Media)	437	18,830
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	483	19,175
SEACOR Holdings, Inc.* (Oil & Gas Services)	276	17,435
Select Medical Holdings Corp. (Healthcare-Services)	690	9,957
Selective Insurance Group, Inc. (Insurance)	920	28,346
Semtech Corp.* (Semiconductors)	529	9,305
Seneca Foods Corp.*—Class A (Food)	115	3,357
Simmons First National Corp.—Class A (Banks)	115	5,227
Simpson Manufacturing Co., Inc. (Building Materials)	368	13,182
Sizmek, Inc.* (Advertising)	345	2,677
SkyWest, Inc. (Airlines)	828	13,712
Sonic Automotive, Inc.—Class A (Retail)	529	12,320
South Jersey Industries, Inc. (Gas)	1,104	26,761
Southside Bancshares, Inc. (Banks)	184	5,027
Southwest Gas Corp. (Gas)	759	42,761
SpartanNash Co. (Food)	598	19,261
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	552	3,817
Spok Holdings, Inc. (Telecommunications)	345	5,772
Stage Stores, Inc. (Retail)	506	8,906
Standard Motor Products, Inc. (Auto Parts & Equipment)	345	12,616
Standex International Corp. (Miscellaneous Manufacturing)	69	5,164
Stein Mart, Inc. (Retail)	460	4,687
Stepan Co. (Chemicals)	299	14,654
Sterling Bancorp (Savings & Loans)	1,909	28,425
Steven Madden, Ltd.* (Apparel)	345	14,380
Stewart Information Services Corp. (Insurance)	345	14,186
Stillwater Mining Co.* (Mining)	1,081	10,291
Stone Energy Corp.* (Oil & Gas)	920	5,327
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	138	8,283
Summit Hotel Properties, Inc. (REIT)	667	9,091
SunCoke Energy, Inc. (Coal)	1,058	13,003
Superior Industries International, Inc. (Auto Parts & Equipment)	368	6,227
SurModics, Inc.* (Healthcare-Products)	92	2,161
Sykes Enterprises, Inc.* (Computers)	621	15,140
SYNNEX Corp. (Software)	460	34,790
Talmer Bancorp, Inc.—Class A (Banks)	414	6,748
Tangoe, Inc.* (Software)	345	3,802
TeleTech Holdings, Inc. (Computers)	276	7,488
Tennant Co. (Machinery-Diversified)	138	8,254
Tesco Corp. (Oil & Gas Services)	575	5,520
Tetra Tech, Inc. (Environmental Control)	966	25,734
TETRA Technologies, Inc.* (Oil & Gas Services)	1,288	6,131
Texas Capital Bancshares, Inc.* (Banks)	230	13,556
The Andersons, Inc. (Agriculture)	437	16,300

See accompanying notes to the financial statements.

108 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
The Brink’s Co. (Commercial Services)	782	$24,422
The Buckle, Inc. (Retail)	230	10,173
The Cato Corp.—Class A (Retail)	207	7,951
The Children’s Place, Inc. (Retail)	322	18,644
The Finish Line, Inc.—Class A (Retail)	368	10,116
The GEO Group, Inc. (REIT)	529	19,970
The Laclede Group, Inc. (Gas)	690	37,336
The Marcus Corp. (Lodging)	299	6,267
The Medicines Co.* (Biotechnology)	621	19,493
The Men’s Wearhouse, Inc. (Retail)	736	43,808
The Navigators Group, Inc.* (Insurance)	184	14,385
The Pep Boys — Manny, Moe & Jack* (Retail)	874	10,357
The Providence Service Corp.* (Healthcare-Services)	92	4,330
Tidewater, Inc. (Transportation)	759	14,823
TimkenSteel Corp. (Metal Fabricate/Hardware)	598	11,141
Titan International, Inc. (Auto Parts & Equipment)	874	8,163
Tompkins Financial Corp. (Banks)	184	9,945
TopBuild Corp.* (Engineering & Construction)	322	9,261
Tredegar Corp. (Miscellaneous Manufacturing)	414	6,980
TrueBlue, Inc.* (Commercial Services)	667	17,182
TrustCo Bank Corp. (Banks)	1,541	9,600
TTM Technologies, Inc.* (Electronics)	1,012	9,240
UIL Holdings Corp. (Electric)	920	44,105
Ultratech, Inc.* (Semiconductors)	299	4,760
UMB Financial Corp. (Banks)	667	36,565
Unifi, Inc.* (Apparel)	230	7,098
UniFirst Corp. (Textiles)	138	15,293
Unit Corp.* (Oil & Gas)	759	14,975
United Bankshares, Inc. (Banks)	621	25,169
United Community Banks, Inc. (Banks)	736	15,360
United Fire Group, Inc. (Insurance)	345	11,923
United Insurance Holdings Corp. (Insurance)	69	1,108
Universal Corp. (Agriculture)	368	20,995
Universal Forest Products, Inc. (Building Materials)	322	20,447
Universal Technical Institute, Inc. (Commercial Services)	345	2,198
Urstadt Biddle Properties, Inc.—Class A (REIT)	184	3,514
UTi Worldwide, Inc.* (Transportation)	1,495	12,558
Vascular Solutions, Inc.* (Healthcare-Products)	69	2,569
Veeco Instruments, Inc.* (Semiconductors)	368	9,524
Veritiv Corp.* (Forest Products & Paper)	138	5,142
Viad Corp. (Commercial Services)	322	9,232
Vicor Corp.* (Electrical Components & Equipment)	138	1,437
Virtus Investment Partners, Inc. (Diversified Financial Services)	46	5,560
Vitamin Shoppe, Inc.* (Retail)	253	9,300
VOXX International Corp.* (Home Furnishings)	322	2,576
WageWorks, Inc.* (Diversified Financial Services)	276	13,785
Walker & Dunlop, Inc.* (Banks)	184	4,407
Watts Water Technologies, Inc.—Class A (Electronics)	253	14,031
Wausau Paper Corp. (Household Products/ Wares)	529	4,676
WD-40 Co. (Household Products/Wares)	92	8,246
Westamerica Bancorp (Banks)	253	12,392
Wilshire Bancorp, Inc. (Banks)	1,127	13,096
Wintrust Financial Corp. (Banks)	759	40,924
World Acceptance Corp.* (Diversified Financial Services)	69	3,755
XO Group, Inc.* (Internet)	184	2,729
TOTAL COMMON STOCKS (Cost $3,735,062)		5,396,455

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $99,001	$99,000	$99,000
TOTAL REPURCHASE AGREEMENTS (Cost $99,000)		99,000
TOTAL INVESTMENT SECURITIES (Cost $3,834,062)—92.9%		5,495,455
Net other assets (liabilities)—7.1%		417,852
NET ASSETS—100.0%		$5,913,307

*                 Non-income producing security

†                 Number of shares is less than 0.50

§                 Amount is less than $0.50.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$5,913	0.1%
Aerospace/Defense	97,275	1.6%
Agriculture	37,295	0.6%
Airlines	26,833	0.5%
Apparel	55,099	0.9%
Auto Parts & Equipment	35,504	0.6%
Banks	524,707	8.9%
Biotechnology	51,557	0.9%
Building Materials	85,145	1.4%
Chemicals	147,660	2.5%
Coal	16,148	0.3%
Commercial Services	255,461	4.3%
Computers	108,086	1.8%
Cosmetics/Personal Care	8,388	0.1%
Distribution/Wholesale	40,267	0.7%
Diversified Financial Services	146,974	2.5%
Electric	153,426	2.6%
Electrical Components & Equipment	102,068	1.7%
Electronics	252,518	4.3%
Energy-Alternate Sources	17,790	0.3%
Engineering & Construction	119,324	2.0%
Environmental Control	25,734	0.4%
Food	87,176	1.5%
Forest Products & Paper	47,875	0.8%
Gas	172,609	2.9%

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 109

	Value	% of Net Assets
Hand/Machine Tools	$9,957	0.2%
Healthcare-Products	182,228	3.1%
Healthcare-Services	156,869	2.7%
Home Builders	9,806	0.2%
Home Furnishings	54,823	0.9%
Household Products/Wares	19,646	0.3%
Insurance	224,614	3.8%
Internet	42,298	0.7%
Iron/Steel	8,481	0.1%
Leisure Time	17,510	0.3%
Lodging	36,366	0.6%
Machinery-Construction & Mining	11,754	0.2%
Machinery-Diversified	82,294	1.4%
Media	33,378	0.6%
Metal Fabricate/Hardware	51,950	0.9%
Mining	51,620	0.9%
Miscellaneous Manufacturing	145,115	2.5%
Office Furnishings	27,476	0.5%
Oil & Gas	69,392	1.2%
Oil & Gas Services	129,379	2.2%
Pharmaceuticals	33,383	0.6%
Real Estate	7,066	0.1%
REIT	226,507	3.8%
Retail	392,223	6.6%
Savings & Loans	110,967	1.9%
Semiconductors	163,535	2.8%
Software	150,304	2.5%
Storage/Warehousing	13,664	0.2%
Telecommunications	165,237	2.8%
Textiles	25,848	0.4%
Transportation	113,066	1.9%
Water	8,867	0.1%
Other**	516,852	8.8%
Total	$5,913,307	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

110 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (99.6%)

	Shares	Value
8x8, Inc.*^ (Internet)	3,276	$28,534
AAON, Inc. (Building Materials)	3,276	72,694
Abaxis, Inc. (Healthcare-Products)	1,638	81,998
ABIOMED, Inc.* (Healthcare-Products)	3,003	232,613
Acadia Realty Trust (REIT)	3,549	113,497
Aceto Corp. (Chemicals)	1,092	25,586
Acorda Therapeutics, Inc.* (Biotechnology)	2,184	75,042
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	2,457	57,518
Affymetrix, Inc.* (Healthcare-Products)	6,279	68,818
Agilysys, Inc.* (Computers)	546	4,625
Agree Realty Corp. (REIT)	819	25,381
Air Methods Corp.* (Healthcare-Services)	1,638	64,521
Albany International Corp.—Class A (Machinery-Diversified)	1,092	40,644
Albany Molecular Research, Inc.* (Commercial Services)	1,911	40,399
Allegiant Travel Co. (Airlines)	1,092	232,301
Amedisys, Inc.* (Healthcare-Services)	1,365	59,555
American Assets Trust, Inc. (REIT)	3,003	124,985
American Equity Investment Life Holding Co. (Insurance)	3,003	88,708
American Public Education, Inc.* (Commercial Services)	546	14,125
American States Water Co. (Water)	1,911	73,669
American Woodmark Corp.* (Home Furnishings)	819	53,857
AMERISAFE, Inc. (Insurance)	819	40,991
AMN Healthcare Services, Inc.* (Commercial Services)	3,822	112,482
AmSurg Corp.* (Healthcare-Services)	2,457	176,265
ANI Pharmaceuticals, Inc.* (Biotechnology)	546	38,782
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,092	41,387
Apogee Enterprises, Inc. (Building Materials)	2,457	135,578
Approach Resources, Inc.* (Oil & Gas)	1,365	5,310
ArcBest Corp. (Transportation)	1,911	63,159
Associated Estates Realty Corp. (REIT)	4,641	133,429
AZZ, Inc. (Miscellaneous Manufacturing)	2,184	113,022
B of I Holding, Inc.* (Savings & Loans)	1,092	134,152
B&G Foods, Inc.—Class A (Food)	2,457	72,555
Badger Meter, Inc. (Electronics)	819	48,174
Balchem Corp. (Chemicals)	2,457	139,238
Bank Mutual Corp. (Savings & Loans)	3,549	25,801
Banner Corp. (Banks)	819	39,034
Barnes & Noble Education, Inc.*(a) (Retail)	546	7,835
Bel Fuse, Inc.—Class B (Electronics)	819	18,084
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,092	48,452
BJ’s Restaurants, Inc.* (Retail)	1,638	84,455
Blackbaud, Inc. (Software)	3,822	233,754
Blue Nile, Inc.* (Internet)	546	17,319
Bob Evans Farms, Inc. (Retail)	819	40,884
Boise Cascade Co.* (Building Materials)	1,638	54,349
Bonanza Creek Energy, Inc.* (Oil & Gas)	1,911	14,925
Boston Private Financial Holdings, Inc. (Banks)	6,825	85,859
Bottomline Technologies, Inc.* (Software)	1,365	37,483
Brookline Bancorp, Inc. (Savings & Loans)	2,730	30,767
Cabot Microelectronics Corp.* (Semiconductors)	819	37,133
CalAmp Corp.* (Telecommunications)	1,911	32,697
Calavo Growers, Inc. (Food)	1,365	74,406
Caleres, Inc. (Retail)	1,638	54,120
Calgon Carbon Corp. (Chemicals)	1,911	33,806
Cal-Maine Foods, Inc. (Food)	2,457	133,071
Cambrex Corp.* (Biotechnology)	2,457	121,007
Cantel Medical Corp. (Healthcare-Products)	2,730	149,822
Capella Education Co. (Commercial Services)	546	28,124
Cardinal Financial Corp. (Banks)	1,365	31,886
Cardtronics, Inc.* (Commercial Services)	3,549	131,562
CareTrust REIT, Inc. (REIT)	2,184	28,348
Carrizo Oil & Gas, Inc.* (Oil & Gas)	3,822	145,732
Cedar Realty Trust, Inc. (REIT)	4,095	27,437
Century Aluminum Co.* (Mining)	4,095	38,165
CEVA, Inc.* (Semiconductors)	819	15,340
Chemed Corp. (Healthcare-Services)	1,365	202,648
Chesapeake Lodging Trust (REIT)	4,914	157,592
Christopher & Banks Corp.* (Retail)	1,365	4,409
Cincinnati Bell, Inc.* (Telecommunications)	9,828	38,427
Cirrus Logic, Inc.* (Semiconductors)	3,003	99,129
Clearwater Paper Corp.* (Forest Products & Paper)	819	48,198
Columbia Banking System, Inc. (Banks)	1,911	62,662
Computer Programs & Systems, Inc. (Software)	546	25,536
comScore, Inc.* (Internet)	2,730	159,705
Comtech Telecommunications Corp. (Telecommunications)	546	15,730
CONMED Corp. (Healthcare-Products)	1,092	61,938
Consolidated Communications Holdings, Inc. (Telecommunications)	3,822	76,173
Constant Contact, Inc.* (Software)	2,730	70,543
CoreSite Realty Corp. (REIT)	2,184	109,637
CorVel Corp.* (Commercial Services)	273	8,725
Cousins Properties, Inc. (REIT)	16,653	172,858
Cross Country Healthcare, Inc.* (Commercial Services)	1,092	13,180
CryoLife, Inc. (Healthcare-Products)	1,092	11,957
Curtiss-Wright Corp. (Aerospace/Defense)	3,822	257,488
CVB Financial Corp. (Banks)	3,549	62,852
Cyberonics, Inc.* (Healthcare-Products)	1,365	83,811
Cynosure, Inc.*—Class A (Healthcare-Products)	1,911	74,147
Dealertrack Technologies, Inc.* (Software)	3,549	220,286
Deltic Timber Corp. (Forest Products & Paper)	819	53,153
Depomed, Inc.* (Pharmaceuticals)	4,914	154,791
DHI Group, Inc.* (Internet)	3,003	23,934
Diamond Foods, Inc.* (Food)	1,092	35,283
DiamondRock Hospitality Co. (REIT)	16,380	206,552
DineEquity, Inc. (Retail)	819	85,184
Diodes, Inc.* (Semiconductors)	1,911	42,405
Dorman Products, Inc.* (Auto Parts & Equipment)	1,638	86,454
Drew Industries, Inc. (Building Materials)	1,092	64,057
DSP Group, Inc.* (Semiconductors)	1,092	9,533
DTS, Inc.* (Home Furnishings)	1,365	38,889
Dycom Industries, Inc.* (Engineering & Construction)	1,365	90,172
EastGroup Properties, Inc. (REIT)	1,638	98,608
Ebix, Inc. (Software)	1,092	33,841
Echo Global Logistics, Inc.* (Transportation)	1,365	44,090
Education Realty Trust, Inc. (REIT)	3,822	120,928

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 111

Common Stocks, continued

	Shares	Value
eHealth, Inc.* (Insurance)	819	$13,325
Electro Scientific Industries, Inc. (Electronics)	546	2,512
Electronics for Imaging, Inc.* (Computers)	3,822	174,665
Emergent BioSolutions, Inc.* (Biotechnology)	1,638	53,776
Enanta Pharmaceuticals, Inc.* (Pharmaceuticals)	546	27,655
Encore Capital Group, Inc.* (Diversified Financial Services)	1,092	46,967
Enova International, Inc.* (Diversified Financial Services)	2,184	39,487
EnPro Industries, Inc. (Miscellaneous Manufacturing)	819	41,507
Epiq Systems, Inc. (Software)	1,638	27,109
EPR Properties (REIT)	2,457	140,344
Era Group, Inc.* (Transportation)	819	13,866
ESCO Technologies, Inc. (Electronics)	819	31,179
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,638	96,314
ExamWorks Group, Inc.* (Commercial Services)	2,730	95,768
Exar Corp.* (Semiconductors)	1,638	12,891
ExlService Holdings, Inc.* (Computers)	1,638	63,505
Exponent, Inc. (Engineering & Construction)	1,365	60,729
FARO Technologies, Inc.* (Electronics)	819	35,946
Federal Signal Corp. (Miscellaneous Manufacturing)	2,457	36,757
Financial Engines, Inc. (Diversified Financial Services)	2,457	112,678
First Cash Financial Services, Inc.* (Retail)	1,365	55,515
First Commonwealth Financial Corp. (Banks)	3,003	27,628
First Financial Bankshares, Inc. (Banks)	3,003	102,042
First Midwest Bancorp, Inc. (Banks)	6,279	117,857
First NBC Bank Holding Co.* (Banks)	819	31,286
Flotek Industries, Inc.* (Oil & Gas Services)	4,095	70,106
Forrester Research, Inc. (Commercial Services)	546	17,079
Forward Air Corp. (Transportation)	2,457	119,287
Francesca’s Holdings Corp.* (Retail)	3,549	43,156
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,365	39,394
Franklin Street Properties Corp. (REIT)	3,549	41,772
FTD Cos., Inc.* (Internet)	819	23,857
G & K Services, Inc.—Class A (Textiles)	819	53,694
Gannett Co., Inc.* (Media)	3,276	41,441
General Communication, Inc.*—Class A (Telecommunications)	2,457	45,209
Gentherm, Inc.* (Auto Parts & Equipment)	3,003	151,141
G-III Apparel Group, Ltd.* (Apparel)	3,003	216,907
Glacier Bancorp, Inc. (Banks)	6,006	168,768
Globe Specialty Metals, Inc. (Mining)	2,457	37,936
Greatbatch, Inc.* (Healthcare-Products)	1,365	74,433
Green Dot Corp.*—Class A (Commercial Services)	1,365	28,283
Greenhill & Co., Inc. (Diversified Financial Services)	1,092	42,948
Group 1 Automotive, Inc. (Retail)	819	79,418
H.B. Fuller Co. (Chemicals)	1,638	65,618
Haemonetics Corp.* (Healthcare-Products)	2,184	87,382
Hawaiian Holdings, Inc.* (Airlines)	2,184	47,436
HCI Group, Inc. (Insurance)	819	36,757
Headwaters, Inc.* (Building Materials)	6,006	114,174
Healthcare Realty Trust, Inc. (REIT)	8,190	196,888
Healthcare Services Group, Inc. (Commercial Services)	5,733	200,139
HealthEquity, Inc.* (Commercial Services)	1,638	55,135
HealthStream, Inc.* (Internet)	1,911	53,623
Heartland Express, Inc. (Transportation)	4,368	93,169
Heartland Payment Systems, Inc. (Commercial Services)	1,911	119,055
Helen of Troy, Ltd.* (Household Products/Wares)	2,184	191,712
HFF, Inc.—Class A (Real Estate)	2,730	125,143
Hibbett Sports, Inc.* (Retail)	819	37,305
Hillenbrand, Inc. (Miscellaneous Manufacturing)	5,187	147,104
HMS Holdings Corp.* (Commercial Services)	3,822	44,029
Home BancShares, Inc. (Banks)	4,641	184,804
Iconix Brand Group, Inc.* (Apparel)	3,822	83,052
ICU Medical, Inc.* (Healthcare-Products)	819	81,834
Impax Laboratories, Inc.* (Pharmaceuticals)	5,460	264,591
Independent Bank Corp. (Banks)	819	39,607
Inland Real Estate Corp. (REIT)	7,098	69,702
Innophos Holdings, Inc. (Chemicals)	819	42,162
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,092	70,030
Interactive Intelligence Group, Inc.* (Software)	819	33,956
Interval Leisure Group, Inc. (Lodging)	1,638	34,922
Iridium Communications, Inc.* (Telecommunications)	2,184	16,205
iRobot Corp.* (Home Furnishings)	1,365	42,028
Ixia* (Telecommunications)	1,638	21,622
J & J Snack Foods Corp. (Food)	1,092	129,249
j2 Global, Inc. (Internet)	3,822	269,070
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,092	39,803
KapStone Paper & Packaging Corp. (Packaging & Containers)	6,825	159,705
Knight Transportation, Inc. (Transportation)	4,914	132,874
Kopin Corp.* (Semiconductors)	1,911	5,695
Korn/Ferry International (Commercial Services)	1,911	63,980
Landauer, Inc. (Commercial Services)	273	9,686
Lannett Co., Inc.* (Pharmaceuticals)	2,184	130,166
LegacyTexas Financial Group, Inc. (Banks)	1,365	41,482
LendingTree, Inc.* (Commercial Services)	546	45,274
Lexington Realty Trust (REIT)	10,647	91,564
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,365	147,774
Lindsay Corp. (Machinery-Diversified)	546	45,793
Lithia Motors, Inc.—Class A (Retail)	1,092	130,701
Littelfuse, Inc. (Electrical Components & Equipment)	1,092	100,464
LivePerson, Inc.* (Computers)	2,730	26,235
LogMeIn, Inc.* (Telecommunications)	1,911	140,611
LTC Properties, Inc. (REIT)	1,638	71,859
Lumber Liquidators Holdings, Inc.* (Retail)	1,092	21,076
Luminex Corp.* (Healthcare-Products)	1,911	32,927
Lydall, Inc.* (Miscellaneous Manufacturing)	1,365	40,554
MarineMax, Inc.* (Retail)	1,092	19,722
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,911	186,896
Marriott Vacations Worldwide Corp. (Entertainment)	2,184	182,582

See accompanying notes to the financial statements.

112 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Marten Transport, Ltd. (Transportation)	546	$10,587
Masimo Corp.* (Healthcare-Products)	2,184	91,029
Matson, Inc. (Transportation)	3,549	146,999
Matthews International Corp.—Class A (Commercial Services)	1,092	58,804
MB Financial, Inc. (Banks)	5,187	176,876
MedAssets, Inc.* (Software)	2,730	63,609
Medical Properties Trust, Inc. (REIT)	16,926	231,378
Medidata Solutions, Inc.* (Software)	2,730	146,874
Medifast, Inc.* (Commercial Services)	546	16,855
Meridian Bioscience, Inc. (Healthcare-Products)	1,638	29,631
Meritage Homes Corp.* (Home Builders)	3,003	135,435
Methode Electronics, Inc. (Electronics)	3,003	80,570
Micrel, Inc. (Semiconductors)	2,457	34,275
Microsemi Corp.* (Semiconductors)	4,641	152,875
MicroStrategy, Inc.*—Class A (Software)	819	166,953
MiMedx Group, Inc.* (Healthcare-Products)	7,917	84,950
MKS Instruments, Inc. (Semiconductors)	1,911	67,841
Mobile Mini, Inc. (Storage/Warehousing)	1,911	70,955
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,184	47,480
Monarch Casino & Resort, Inc.* (Lodging)	273	5,081
Monolithic Power Systems, Inc. (Semiconductors)	3,003	155,286
Monotype Imaging Holdings, Inc. (Software)	1,911	47,641
Monro Muffler Brake, Inc. (Commercial Services)	1,638	103,603
Moog, Inc.*—Class A (Aerospace/Defense)	1,365	91,264
MTS Systems Corp. (Computers)	546	35,277
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,911	61,859
MYR Group, Inc.* (Engineering & Construction)	546	16,402
Nanometrics, Inc.* (Semiconductors)	819	11,204
Natus Medical, Inc.* (Healthcare-Products)	2,730	123,287
Neenah Paper, Inc. (Forest Products & Paper)	1,365	82,692
Nektar Therapeutics* (Pharmaceuticals)	10,647	134,259
Neogen Corp.* (Pharmaceuticals)	1,911	111,201
New Jersey Resources Corp. (Gas)	3,276	94,676
NIC, Inc. (Internet)	3,003	54,174
Northfield Bancorp, Inc. (Savings & Loans)	1,911	28,780
NorthWestern Corp. (Electric)	1,911	102,888
Nutrisystem, Inc. (Commercial Services)	1,092	32,815
NuVasive, Inc.* (Healthcare-Products)	2,184	120,142
Omnicell, Inc.* (Software)	3,003	109,670
On Assignment, Inc.* (Commercial Services)	3,822	146,459
Orion Marine Group, Inc.* (Engineering & Construction)	1,092	7,906
Oritani Financial Corp. (Savings & Loans)	1,638	25,733
OSI Systems, Inc.* (Electronics)	819	57,477
Outerwall, Inc. (Retail)	1,365	96,669
Oxford Industries, Inc. (Apparel)	546	45,826
Papa John’s International, Inc. (Retail)	2,457	185,651
Park Electrochemical Corp. (Electronics)	819	14,464
Parkway Properties, Inc. (REIT)	3,822	68,567
Pennsylvania Real Estate Investment Trust (REIT)	3,549	77,794
Perficient, Inc.* (Internet)	1,365	22,154
Pericom Semiconductor Corp. (Semiconductors)	819	9,803
PGT, Inc.* (Building Materials)	3,822	61,419
Piedmont Natural Gas Co., Inc. (Gas)	3,003	114,145
Pinnacle Entertainment, Inc.* (Entertainment)	4,914	189,189
Pinnacle Financial Partners, Inc. (Banks)	2,730	144,936
Piper Jaffray Cos.* (Diversified Financial Services)	819	36,732
Pool Corp. (Distribution/Wholesale)	3,549	249,921
Popeyes Louisiana Kitchen, Inc.* (Retail)	1,911	115,959
Post Properties, Inc. (REIT)	4,368	248,713
Power Integrations, Inc. (Semiconductors)	1,365	52,907
PRA Group, Inc.* (Diversified Financial Services)	3,822	242,888
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	4,368	208,004
PrivateBancorp, Inc. (Banks)	5,733	237,001
Progress Software Corp.* (Software)	2,184	64,821
PS Business Parks, Inc. (REIT)	1,092	84,073
Quaker Chemical Corp. (Chemicals)	546	50,614
Quality Systems, Inc. (Software)	1,365	17,404
QuinStreet, Inc.* (Internet)	819	4,767
Repligen Corp.* (Biotechnology)	2,457	86,020
Republic Airways Holdings, Inc.* (Airlines)	1,092	5,504
Retail Opportunity Investments Corp. (REIT)	7,644	131,095
REX American Resources Corp.* (Energy-Alternate Sources)	273	14,098
RLI Corp. (Insurance)	1,365	75,389
Rogers Corp.* (Electronics)	819	45,839
Ruth’s Hospitality Group, Inc. (Retail)	1,365	23,928
Sabra Health Care REIT, Inc. (REIT)	4,914	134,398
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	1,911	46,972
Saia, Inc.* (Transportation)	1,911	82,976
Sanderson Farms, Inc. (Food)	819	58,976
Saul Centers, Inc. (REIT)	819	42,490
Scientific Games Corp.*—Class A (Entertainment)	4,095	61,835
Select Comfort Corp.* (Home Furnishings)	4,368	113,743
Select Medical Holdings Corp. (Healthcare-Services)	4,368	63,030
Semtech Corp.* (Semiconductors)	2,730	48,021
Simmons First National Corp.—Class A (Banks)	819	37,224
Simpson Manufacturing Co., Inc. (Building Materials)	1,638	58,673
Snyder’s-Lance, Inc. (Food)	4,368	142,048
Sonic Corp. (Retail)	4,095	121,703
Southside Bancshares, Inc. (Banks)	819	22,375
Sovran Self Storage, Inc. (REIT)	3,003	285,915
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,911	13,215
Stamps.com, Inc.* (Internet)	1,092	74,911
Standard Pacific Corp.* (Home Builders)	12,012	107,988
Standex International Corp. (Miscellaneous Manufacturing)	546	40,863
Steven Madden, Ltd.* (Apparel)	2,730	113,786
Stillwater Mining Co.* (Mining)	4,368	41,583
Strayer Education, Inc.* (Commercial Services)	819	45,545
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	819	49,156
Summit Hotel Properties, Inc. (REIT)	3,549	48,373

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 113

Common Stocks, continued

	Shares	Value
Super Micro Computer, Inc.* (Computers)	3,003	$80,090
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,457	52,113
SurModics, Inc.* (Healthcare-Products)	546	12,826
Synchronoss Technologies, Inc.* (Software)	3,003	143,543
Synergy Resources Corp.* (Oil & Gas)	7,371	71,720
Take-Two Interactive Software, Inc.* (Software)	6,825	215,534
Talmer Bancorp, Inc.—Class A (Banks)	2,730	44,499
Tangoe, Inc.* (Software)	1,365	15,042
TASER International, Inc.* (Electronics)	4,368	118,897
Tennant Co. (Machinery-Diversified)	819	48,985
Tessera Technologies, Inc. (Semiconductors)	3,822	132,471
Texas Capital Bancshares, Inc.* (Banks)	2,457	144,816
Texas Roadhouse, Inc.—Class A (Retail)	5,187	204,317
The Buckle, Inc. (Retail)	1,092	48,299
The Cato Corp.—Class A (Retail)	1,092	41,944
The E.W. Scripps Co.—Class A (Media)	4,368	95,965
The Ensign Group, Inc. (Healthcare-Services)	1,911	97,691
The Finish Line, Inc.—Class A (Retail)	1,911	52,533
The GEO Group, Inc. (REIT)	3,276	123,669
The Medicines Co.* (Biotechnology)	2,184	68,556
The Providence Service Corp.* (Healthcare-Services)	546	25,695
The Ryland Group, Inc. (Home Builders)	3,822	173,786
The Toro Co. (Housewares)	4,368	298,465
TopBuild Corp.* (Engineering & Construction)	1,638	47,109
Tuesday Morning Corp.* (Retail)	3,549	33,290
U.S. Silica Holdings, Inc. (Mining)	4,368	98,368
Ultratech, Inc.* (Semiconductors)	819	13,038
UniFirst Corp. (Textiles)	546	60,508
United Bankshares, Inc. (Banks)	2,184	88,518
United Insurance Holdings Corp. (Insurance)	1,092	17,538
Universal Electronics, Inc.* (Home Furnishings)	1,365	70,762
Universal Health Realty Income Trust (REIT)	1,092	53,475
Universal Insurance Holdings, Inc. (Insurance)	2,457	67,371
Urstadt Biddle Properties, Inc.—Class A (REIT)	1,365	26,072
US Ecology, Inc. (Environmental Control)	1,638	75,168
VASCO Data Security International, Inc.* (Internet)	2,457	50,098
Vascular Solutions, Inc.* (Healthcare-Products)	1,092	40,655
Veeco Instruments, Inc.* (Semiconductors)	1,365	35,326
ViaSat, Inc.* (Telecommunications)	3,549	220,039
Vicor Corp.* (Electrical Components & Equipment)	546	5,684
Virtus Investment Partners, Inc. (Diversified Financial Services)	273	32,995
Virtusa Corp.* (Computers)	2,184	104,701
Vitamin Shoppe, Inc.* (Retail)	1,092	40,142
WageWorks, Inc.* (Diversified Financial Services)	1,365	68,181
Walker & Dunlop, Inc.* (Banks)	1,365	32,692
Watts Water Technologies, Inc.—Class A (Electronics)	1,092	60,562
Wausau Paper Corp. (Household Products/Wares)	1,365	12,067
WD-40 Co. (Household Products/Wares)	819	73,407
Westamerica Bancorp (Banks)	819	40,115
Winnebago Industries, Inc. (Home Builders)	2,184	48,769
Wolverine World Wide, Inc. (Apparel)	8,463	248,134
World Acceptance Corp.* (Diversified Financial Services)	273	14,857
XO Group, Inc.* (Internet)	1,092	16,194
Zumiez, Inc.* (Retail)	1,638	42,752
TOTAL COMMON STOCKS (Cost $23,273,014)		28,107,707

Repurchase Agreements(b)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.11%, dated 7/31/15, due 8/3/15, total to be received $8,000	$8,000	$8,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000
TOTAL INVESTMENT SECURITIES (Cost $23,281,014)—99.6%		28,115,707
Net other assets (liabilities)—0.4%		121,109
NET ASSETS—100.0%		$28,236,816

*                      Non-income producing security

^                       All or a portion of this security is designated on the ProFund Small-Cap Growth’s records as collateral for when-issued securities.

(a)              Represents a security purchased on a when-issued basis.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$406,270	1.4%
Airlines	285,241	1.0%
Apparel	707,706	2.5%
Auto Parts & Equipment	237,595	0.8%
Banks	1,964,820	7.0%
Biotechnology	651,652	2.3%
Building Materials	560,944	2.0%
Chemicals	357,024	1.3%
Commercial Services	1,431,107	5.1%
Computers	489,099	1.7%
Distribution/Wholesale	249,921	0.9%
Diversified Financial Services	920,944	3.3%
Electric	102,888	0.4%
Electrical Components & Equipment	106,148	0.4%
Electronics	513,704	1.8%
Energy-Alternate Sources	14,098	NM
Engineering & Construction	222,318	0.8%
Entertainment	433,606	1.5%
Environmental Control	75,168	0.3%
Food	645,588	2.3%
Forest Products & Paper	184,043	0.7%
Gas	208,820	0.7%
Hand/Machine Tools	39,394	0.1%

See accompanying notes to the financial statements.

114 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2015

	Value	% of Net Assets
Healthcare-Products	$1,614,230	5.7%
Healthcare-Services	737,856	2.6%
Home Builders	465,978	1.7%
Home Furnishings	319,279	1.1%
Household Products/Wares	277,185	1.0%
Housewares	298,465	1.1%
Insurance	340,079	1.2%
Internet	798,339	2.8%
Lodging	40,003	0.1%
Machinery-Diversified	135,422	0.5%
Media	137,406	0.5%
Metal Fabricate/Hardware	61,859	0.2%
Mining	216,052	0.8%
Miscellaneous Manufacturing	508,766	1.8%
Oil & Gas	237,687	0.8%
Oil & Gas Services	70,106	0.2%
Packaging & Containers	159,705	0.6%
Pharmaceuticals	1,171,140	4.1%
Real Estate	125,143	0.4%
REIT	3,487,393	12.5%
Retail	1,670,967	5.9%
Savings & Loans	245,233	0.9%
Semiconductors	935,172	3.3%
Software	1,673,600	5.9%
Storage/Warehousing	70,955	0.3%
Telecommunications	606,712	2.1%
Textiles	114,201	0.4%
Transportation	707,007	2.5%
Water	73,669	0.3%
Other**	129,109	0.4%
Total	$28,236,816	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM             Not meaningful, amount is less than 0.05%.

REIT    Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 115

Common Stocks (100.7%)

	Shares	Value
Alcatel-Lucent*ADR (Telecommunications)	32,391	$121,142
Anheuser-Busch InBev N.V.ADR (Beverages)	1,062	126,962
ArcelorMittalNYS (Iron/Steel)	11,210	101,114
ARM Holdings PLCADR (Semiconductors)	2,773	130,442
ASML Holding N.V.NYS (Semiconductors)	1,239	122,872
AstraZeneca PLCADR (Pharmaceuticals)	5,428	183,412
Banco Santander S.A.ADR (Banks)	26,786	182,413
Barclays PLCADR (Banks)	11,682	210,042
BP PLCADR (Oil & Gas)	6,254	231,210
British American Tobacco PLCADR (Agriculture)	1,121	133,399
Criteo S.A.*ADR (Internet)	2,714	144,466
Diageo PLCADR (Beverages)	1,180	132,526
EricssonADR (Telecommunications)	12,331	132,312
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,130	179,407
HSBC Holdings PLCADR (Banks)	6,667	300,483
ING Groep N.V.ADR (Banks)	12,390	210,382
Koninklijke Philips N.V.NYS (Electronics)	4,661	129,622
National Grid PLCADR (Gas)	2,360	157,223
Nokia Corp.ADR (Telecommunications)	17,405	122,705
Rio Tinto PLCADR (Mining)	6,018	232,415
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	5,251	301,827
Ryanair Holdings PLCADR (Airlines)	1,770	131,175
SanofiADR (Pharmaceuticals)	2,655	143,343
SAP SEADR (Software)	2,891	207,198
Statoil ASAADR (Oil & Gas)	9,558	161,626
Telefonica S.A.ADR (Telecommunications)	12,626	192,925
Tenaris S.A.ADR (Metal Fabricate/Hardware)	7,493	188,449
TOTAL S.A.ADR (Oil & Gas)	4,779	235,558
Unilever N.V.NYS (Cosmetics/Personal Care)	4,897	219,533
Vodafone Group PLCADR (Telecommunications)	6,077	229,589
TOTAL COMMON STOCKS (Cost $4,065,167)		5,295,772
TOTAL INVESTMENT SECURITIES (Cost $4,065,167)—100.7%		5,295,772
Net other assets (liabilities)—(0.7)%		(36,035)
NET ASSETS—100.0%		$5,259,737

*                               Non-income producing security

ADR           American Depositary Receipt

NYS             New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Agriculture	$133,399	2.5%
Airlines	131,175	2.5%
Banks	903,319	17.2%
Beverages	259,488	4.9%
Cosmetics/Personal Care	219,533	4.2%
Electronics	129,622	2.5%
Gas	157,223	3.0%
Internet	144,466	2.7%
Iron/Steel	101,114	1.9%
Metal Fabricate/Hardware	188,449	3.6%
Mining	232,415	4.4%
Oil & Gas	930,220	17.8%
Pharmaceuticals	506,163	9.6%
Semiconductors	253,314	4.8%
Software	207,198	3.9%
Telecommunications	798,674	15.2%
Other**	(36,035)	(0.7)%
Total	$5,259,737	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2015:

	Value	% of Net Assets
Belgium	$126,962	2.4%
Finland	122,705	2.3%
France	644,509	12.3%
Germany	207,198	3.9%
Ireland	131,175	2.5%
Luxembourg	289,563	5.5%
Netherlands	764,703	14.5%
Norway	161,626	3.1%
Spain	375,338	7.1%
Sweden	132,312	2.5%
United Kingdom	2,339,681	44.6%
Other**	(36,035)	(0.7)%
Total	$5,259,737	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

116 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (64.1%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	2,080	$314,787
AbbVie, Inc. (Pharmaceuticals)	0.4%	5,640	394,856
Allergan PLC* (Pharmaceuticals)	0.4%	1,280	423,873
Altria Group, Inc. (Agriculture)	0.4%	6,440	350,207
Amazon.com, Inc.* (Internet)	0.7%	1,240	664,826
Amgen, Inc. (Biotechnology)	0.5%	2,480	437,943
Apple, Inc. (Computers)	2.4%	18,880	2,290,145
AT&T, Inc. (Telecommunications)	0.7%	20,080	697,580
Bank of America Corp. (Banks)	0.6%	34,440	615,787
Berkshire Hathaway, Inc.— Class B* (Insurance)	0.9%	6,000	856,439
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	5,480	359,707
Celgene Corp.* (Biotechnology)	0.4%	2,600	341,250
Chevron Corp. (Oil & Gas)	0.6%	6,160	545,037
Cisco Systems, Inc. (Telecommunications)	0.5%	16,680	474,046
Citigroup, Inc. (Banks)	0.6%	9,960	582,262
Comcast Corp.—Class A (Media)	0.5%	8,240	514,258
CVS Health Corp. (Retail)	0.4%	3,720	418,388
Exxon Mobil Corp. (Oil & Gas)	1.1%	13,720	1,086,762
Facebook, Inc.—Class A* (Internet)	0.7%	6,920	650,548
General Electric Co. (Miscellaneous Manufacturing)	0.9%	33,040	862,344
Gilead Sciences, Inc. (Biotechnology)	0.6%	4,840	570,443
Google, Inc.—Class A* (Internet)	0.6%	920	604,899
Google, Inc.—Class C* (Internet)	0.6%	960	600,586
Intel Corp. (Semiconductors)	0.5%	15,560	450,463
International Business Machines Corp. (Computers)	0.5%	3,000	485,971
Johnson & Johnson (Pharmaceuticals)	1.0%	9,080	909,907
JPMorgan Chase & Co. (Banks)	0.9%	12,160	833,325
MasterCard, Inc.—Class A (Commercial Services)	0.3%	3,160	307,785
McDonald’s Corp. (Retail)	0.3%	3,160	315,557
Medtronic PLC (Healthcare-Products)	0.4%	4,680	366,865
Merck & Co., Inc. (Pharmaceuticals)	0.6%	9,280	547,149
Microsoft Corp. (Software)	1.3%	26,520	1,238,484
Oracle Corp. (Software)	0.4%	10,440	416,974
PepsiCo, Inc. (Beverages)	0.5%	4,840	466,334
Pfizer, Inc. (Pharmaceuticals)	0.8%	20,200	728,412
Philip Morris International, Inc. (Agriculture)	0.5%	5,080	434,493
QUALCOMM, Inc. (Semiconductors)	0.4%	5,360	345,130
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	4,160	344,532
Starbucks Corp. (Retail)	0.3%	4,920	285,016
The Boeing Co. (Aerospace/ Defense)	0.3%	2,120	305,641
The Coca-Cola Co. (Beverages)	0.6%	12,880	529,111
The Home Depot, Inc. (Retail)	0.5%	4,280	500,887
The Procter & Gamble Co. (Cosmetics/Personal Care)	0.7%	8,880	681,096
The Walt Disney Co. (Media)	0.6%	5,120	614,400
UnitedHealth Group, Inc. (Healthcare-Services)	0.4%	3,120	378,769
Verizon Communications, Inc. (Telecommunications)	0.7%	13,360	625,114
Visa, Inc.—Class A (Diversified Financial Services)	0.5%	6,360	479,162
Wal-Mart Stores, Inc. (Retail)	0.4%	5,160	371,417
Wells Fargo & Co. (Banks)	0.9%	15,360	888,883
Other Common Stocks	34.1%	555,677	32,382,296
TOTAL COMMON STOCKS (Cost $35,288,230)			60,890,146

Repurchase Agreements(a)(b) (28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $27,344,206	$27,344,000	$27,344,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,344,000)		27,344,000
TOTAL INVESTMENT SECURITIES (Cost $62,632,230)—92.9%		88,234,146
Net other assets (liabilities)—7.1%		6,712,728
NET ASSETS—100.0%		$94,946,874

*                    Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $14,862,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2015 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 117

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	104	9/21/15	$10,912,200	$69,008

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/15	0.55%	$41,440,745	$719,491
SPDR S&P 500 ETF	Goldman Sachs International	8/27/15	0.45%	15,285,551	273,650
				56,726,296	993,141
S&P 500	UBS AG	8/27/15	0.50%	42,238,720	928,003
SPDR S&P 500 ETF	UBS AG	8/27/15	0.50%	19,023,521	553,215
				61,262,241	1,481,218
				$117,988,537	$2,474,359

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$87,432	0.1%
Aerospace/Defense	1,238,360	1.3%
Agriculture	998,111	1.1%
Airlines	289,899	0.3%
Apparel	497,678	0.5%
Auto Manufacturers	408,502	0.4%
Auto Parts & Equipment	237,660	0.3%
Banks	4,731,327	5.1%
Beverages	1,344,858	1.4%
Biotechnology	1,974,944	2.1%
Building Materials	102,025	0.1%
Chemicals	1,335,980	1.4%
Coal	12,555	NM
Commercial Services	969,536	1.0%
Computers	3,698,940	3.9%
Cosmetics/Personal Care	935,711	1.0%
Distribution/Wholesale	136,275	0.1%
Diversified Financial Services	1,655,102	1.7%
Electric	1,625,773	1.7%
Electrical Components & Equipment	156,290	0.2%
Electronics	871,276	0.9%
Energy-Alternate Sources	10,632	NM
Engineering & Construction	39,288	NM
Environmental Control	145,078	0.2%
Food	1,077,517	1.1%
Forest Products & Paper	67,018	0.1%
Gas	141,819	0.1%
Hand/Machine Tools	87,815	0.1%
Healthcare-Products	1,304,367	1.4%
Healthcare-Services	1,122,373	1.2%
Holding Companies-Diversified	24,461	NM
Home Builders	86,267	0.1%
Home Furnishings	89,530	0.1%
Household Products/Wares	204,256	0.2%
Housewares	38,086	NM
Insurance	2,571,012	2.7%
Internet	3,263,940	3.4%
Iron/Steel	45,906	NM
Leisure Time	168,829	0.2%
Lodging	155,822	0.2%
Machinery-Construction & Mining	162,566	0.2%
Machinery-Diversified	320,976	0.3%
Media	2,074,328	2.2%
Metal Fabricate/Hardware	85,765	0.1%
Mining	108,962	0.1%
Miscellaneous Manufacturing	1,628,590	1.7%
Office/Business Equipment	51,694	0.1%
Oil & Gas	3,237,984	3.4%
Oil & Gas Services	656,398	0.7%
Packaging & Containers	104,601	0.1%
Pharmaceuticals	4,956,323	5.3%
Pipelines	434,828	0.5%
Real Estate	34,932	NM
REIT	1,547,228	1.6%
Retail	4,170,867	4.4%
Savings & Loans	32,766	NM
Semiconductors	1,694,473	1.8%
Software	2,563,366	2.7%
Telecommunications	1,984,843	2.1%
Textiles	40,318	NM
Toys/Games/Hobbies	54,342	0.1%
Transportation	991,746	1.0%
Other**	34,056,728	35.9%
Total	$94,946,874	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                 Not meaningful, amount is less than 0.05%.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

118 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (56.7%)

	Shares	Value
3D Systems Corp.* (Computers)	3,000	$39,480
A.O. Smith Corp. (Miscellaneous Manufacturing)	2,200	158,004
Aaron’s, Inc. (Commercial Services)	1,800	66,564
Abercrombie & Fitch Co.—Class A (Retail)	2,000	40,180
ACI Worldwide, Inc.* (Software)	3,400	80,478
Acuity Brands, Inc. (Electrical Components & Equipment)	1,200	241,428
Acxiom Corp.* (Software)	2,200	39,402
Advanced Micro Devices, Inc.* (Semiconductors)	18,000	34,740
AECOM* (Engineering & Construction)	4,400	135,652
AGCO Corp. (Machinery-Diversified)	2,200	121,022
Akorn, Inc.* (Pharmaceuticals)	2,200	101,442
Alaska Air Group, Inc. (Airlines)	3,800	287,850
Albemarle Corp. (Chemicals)	3,200	173,440
Alexander & Baldwin, Inc. (Real Estate)	1,200	45,300
Alexandria Real Estate Equities, Inc. (REIT)	2,000	185,420
Align Technology, Inc.* (Healthcare-Products)	2,000	125,400
Alleghany Corp.* (Insurance)	400	194,452
Allegheny Technologies, Inc. (Iron/Steel)	3,200	68,224
Alliant Energy Corp. (Electric)	3,200	196,832
Allscripts Healthcare Solutions, Inc.* (Software)	4,800	69,408
AMC Networks, Inc.*—Class A (Media)	1,600	134,752
American Campus Communities, Inc. (REIT)	3,200	119,424
American Eagle Outfitters, Inc. (Retail)	5,000	88,750
American Financial Group, Inc. (Insurance)	2,200	151,690
ANN, Inc.* (Retail)	1,400	64,050
ANSYS, Inc.* (Software)	2,600	244,790
Apollo Education Group, Inc.*—Class A (Commercial Services)	2,800	35,868
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,800	122,022
Aqua America, Inc. (Water)	5,000	127,200
ARRIS Group, Inc.* (Telecommunications)	3,800	117,496
Arrow Electronics, Inc.* (Electronics)	2,800	162,820
Arthur J. Gallagher & Co. (Insurance)	4,800	227,664
Ascena Retail Group, Inc.* (Retail)	3,800	47,576
Ashland, Inc. (Chemicals)	1,800	205,776
Aspen Insurance Holdings, Ltd. (Insurance)	1,800	86,562
Associated Banc-Corp. (Banks)	4,400	86,724
Atmel Corp. (Semiconductors)	12,000	99,360
Atmos Energy Corp. (Gas)	2,800	154,840
Atwood Oceanics, Inc. (Oil & Gas)	1,800	37,440
Avnet, Inc. (Electronics)	3,800	158,574
Avon Products, Inc. (Cosmetics/Personal Care)	12,400	70,308
B/E Aerospace, Inc. (Aerospace/Defense)	3,000	146,130
BancorpSouth, Inc. (Banks)	2,400	60,648
Bank of Hawaii Corp. (Banks)	1,200	80,964
Bank of the Ozarks, Inc. (Banks)	2,000	88,240
Belden, Inc. (Electrical Components & Equipment)	1,200	71,076
Bemis Co., Inc. (Packaging & Containers)	2,800	124,796
Big Lots, Inc. (Retail)	1,600	69,088
BioMed Realty Trust, Inc. (REIT)	5,800	124,932
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	600	90,444
Bio-Techne Corp. (Healthcare-Products)	1,000	109,380
Black Hills Corp. (Electric)	1,200	49,992
Brinker International, Inc. (Retail)	1,800	107,820
Broadridge Financial Solutions, Inc. (Software)	3,400	184,518
Brown & Brown, Inc. (Insurance)	3,400	113,730
Brunswick Corp. (Leisure Time)	2,600	138,034
Buffalo Wild Wings, Inc.* (Retail)	600	117,348
Cabela’s, Inc.* (Retail)	1,400	62,202
Cable One, Inc.* (Media)	200	83,044
Cabot Corp. (Chemicals)	1,800	63,324
Cadence Design Systems, Inc.* (Computers)	8,400	176,148
California Resources Corp. (Oil & Gas)	8,800	37,224
Camden Property Trust (REIT)	2,400	191,112
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,800	182,268
Carpenter Technology Corp. (Iron/Steel)	1,400	52,556
Carter’s, Inc. (Apparel)	1,600	162,256
Casey’s General Stores, Inc. (Retail)	1,200	122,658
Catalent, Inc.* (Pharmaceuticals)	2,800	95,424
Cathay General Bancorp (Banks)	2,200	70,642
CBOE Holdings, Inc. (Diversified Financial Services)	2,400	148,752
CDK Global, Inc. (Software)	4,600	237,544
CEB, Inc. (Commercial Services)	1,000	76,520
Centene Corp.* (Healthcare-Services)	3,400	238,442
Charles River Laboratories International, Inc.* (Biotechnology)	1,400	108,668
Chico’s FAS, Inc. (Retail)	4,200	63,924
Church & Dwight Co., Inc. (Household Products/Wares)	3,800	328,054
Ciena Corp.* (Telecommunications)	3,400	86,530
Cinemark Holdings, Inc. (Entertainment)	3,000	118,380
City National Corp. (Banks)	1,400	125,874
CLARCOR, Inc. (Miscellaneous Manufacturing)	1,400	84,238
Clean Harbors, Inc.* (Environmental Control)	1,600	79,232
Cleco Corp. (Electric)	1,800	97,974
CNO Financial Group, Inc. (Insurance)	5,600	99,904
Cognex Corp. (Machinery-Diversified)	2,400	108,648
Commerce Bancshares, Inc. (Banks)	2,400	113,016
Commercial Metals Co. (Iron/Steel)	3,400	52,394
Communications Sales & Leasing, Inc. (REIT)	3,400	70,890
Community Health Systems, Inc.* (Healthcare-Services)	3,400	198,934
CommVault Systems, Inc.* (Software)	1,200	44,964
Compass Minerals International, Inc. (Mining)	1,000	80,000
Convergys Corp. (Computers)	2,800	70,308
Con-way, Inc. (Transportation)	1,600	62,064
Copart, Inc.* (Retail)	3,200	115,296
CoreLogic, Inc.* (Diversified Financial Services)	2,600	102,544
Corporate Office Properties Trust (REIT)	2,800	64,764
Corrections Corp. of America (REIT)	3,400	119,578
Cracker Barrel Old Country Store, Inc. (Retail)	600	91,134
Crane Co. (Miscellaneous Manufacturing)	1,400	74,480
Cree, Inc.* (Semiconductors)	3,200	78,880
CST Brands, Inc. (Retail)	2,200	83,336
Cullen/Frost Bankers, Inc. (Banks)	1,600	115,920
Cypress Semiconductor Corp. (Semiconductors)	9,400	107,912
Cytec Industries, Inc. (Chemicals)	2,000	148,460
Dana Holding Corp. (Auto Parts & Equipment)	4,600	85,376
Dean Foods Co. (Food)	2,600	46,280
Deckers Outdoor Corp.* (Apparel)	1,000	72,880
Deluxe Corp. (Commercial Services)	1,400	90,202
Denbury Resources, Inc. (Oil & Gas)	10,200	40,188

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 119

Common Stocks, continued

	Shares	Value
DeVry Education Group, Inc. (Commercial Services)	1,600	$48,608
Dick’s Sporting Goods, Inc. (Retail)	2,800	142,744
Diebold, Inc. (Computers)	1,800	61,290
Domino’s Pizza, Inc. (Retail)	1,600	182,144
Domtar Corp. (Forest Products & Paper)	1,800	73,188
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,600	120,960
Douglas Emmett, Inc. (REIT)	4,000	117,240
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	2,000	48,220
Dril-Quip, Inc.* (Oil & Gas Services)	1,200	70,092
DST Systems, Inc. (Computers)	800	87,320
Duke Realty Corp. (REIT)	9,800	197,666
Dunkin’ Brands Group, Inc. (Retail)	2,800	150,892
Eagle Materials, Inc. (Building Materials)	1,400	107,996
East West Bancorp, Inc. (Banks)	4,200	187,992
Eaton Vance Corp. (Diversified Financial Services)	3,400	130,424
Edgewell Personal Care Co. (Cosmetics/ Personal Care)	1,800	172,278
Endurance Specialty Holdings, Ltd. (Insurance)	1,800	125,082
Energen Corp. (Oil & Gas)	2,000	110,400
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,800	69,318
Equity One, Inc. (REIT)	2,200	56,474
Esterline Technologies Corp.* (Aerospace/ Defense)	800	70,928
Everest Re Group, Ltd. (Insurance)	1,200	219,744
Extra Space Storage, Inc. (REIT)	3,200	235,264
FactSet Research Systems, Inc. (Media)	1,200	198,792
Fair Isaac Corp. (Software)	800	72,552
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,400	51,204
Federal Realty Investment Trust (REIT)	2,000	273,580
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,800	94,388
FEI Co. (Electronics)	1,200	103,164
First American Financial Corp. (Insurance)	3,200	129,856
First Horizon National Corp. (Banks)	6,600	104,610
First Niagara Financial Group, Inc. (Savings & Loans)	10,000	97,100
FirstMerit Corp. (Banks)	4,800	89,952
Flowers Foods, Inc. (Food)	5,200	112,632
Foot Locker, Inc. (Retail)	4,000	282,200
Fortinet, Inc.* (Computers)	4,000	190,960
Fortune Brands Home & Security, Inc. (Building Materials)	4,600	219,650
FTI Consulting, Inc.* (Commercial Services)	1,200	49,104
Fulton Financial Corp. (Banks)	5,000	64,800
Gartner, Inc.* (Commercial Services)	2,400	212,568
GATX Corp. (Trucking & Leasing)	1,200	63,648
Genesee & Wyoming, Inc.*—Class A (Transportation)	1,400	99,708
Gentex Corp. (Electronics)	8,400	135,072
Global Payments, Inc. (Commercial Services)	2,000	224,180
Graco, Inc. (Machinery-Diversified)	1,600	114,384
Graham Holdings Co.—Class B (Commercial Services)	200	137,912
Granite Construction, Inc. (Engineering & Construction)	1,000	34,020
Great Plains Energy, Inc. (Electric)	4,400	114,884
Greif, Inc.—Class A (Packaging & Containers)	1,000	30,990
Guess?, Inc. (Retail)	1,800	39,402
Gulfport Energy Corp.* (Oil & Gas)	3,000	98,280
Halyard Health, Inc.* (Healthcare-Products)	1,400	57,036
Hancock Holding Co. (Banks)	2,200	64,284
Hawaiian Electric Industries, Inc. (Electric)	3,000	89,850
HCC Insurance Holdings, Inc. (Insurance)	2,800	216,048
Health Net, Inc.* (Healthcare-Services)	2,200	147,092
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,800	23,436
Herman Miller, Inc. (Office Furnishings)	1,800	50,472
Highwoods Properties, Inc. (REIT)	2,600	110,058
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,600	89,648
HNI Corp. (Office Furnishings)	1,200	59,508
HollyFrontier Corp. (Oil & Gas)	5,600	270,256
Hologic, Inc.* (Healthcare-Products)	7,000	291,620
Home Properties, Inc. (REIT)	1,600	117,920
Hospitality Properties Trust (REIT)	4,200	115,164
HSN, Inc. (Retail)	1,000	73,510
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,600	167,056
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,400	164,374
IDACORP, Inc. (Electric)	1,400	86,954
IDEX Corp. (Machinery-Diversified)	2,200	167,266
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,600	189,098
Informatica Corp.* (Software)	3,000	145,560
Ingram Micro, Inc.*—Class A (Distribution/ Wholesale)	4,400	119,812
Ingredion, Inc. (Food)	2,000	176,400
Integrated Device Technology, Inc.* (Semiconductors)	4,200	80,262
InterDigital, Inc. (Telecommunications)	1,000	54,070
International Bancshares Corp. (Banks)	1,600	43,088
International Speedway Corp.—Class A (Entertainment)	800	27,416
Intersil Corp.—Class A (Semiconductors)	3,800	42,294
IPG Photonics Corp.* (Semiconductors)	1,000	92,220
ITT Corp. (Miscellaneous Manufacturing)	2,600	98,800
J.C. Penney Co., Inc.* (Retail)	8,800	72,512
Jabil Circuit, Inc. (Electronics)	5,600	113,400
Jack Henry & Associates, Inc. (Computers)	2,400	167,664
Jack in the Box, Inc. (Retail)	1,000	95,000
Janus Capital Group, Inc. (Diversified Financial Services)	4,200	68,796
Jarden Corp.* (Leisure Time)	5,600	308,000
JetBlue Airways Corp.* (Airlines)	7,600	174,648
John Wiley & Sons, Inc. (Media)	1,400	74,214
Jones Lang LaSalle, Inc. (Real Estate)	1,200	213,648
Kate Spade & Co.* (Retail)	3,600	72,432
KB Home (Home Builders)	2,600	41,548
KBR, Inc. (Engineering & Construction)	4,200	73,374
Kemper Corp. (Insurance)	1,400	54,208
Kennametal, Inc. (Hand/Machine Tools)	2,200	69,718
Keysight Technologies, Inc.* (Electronics)	4,800	146,592
Kilroy Realty Corp. (REIT)	2,600	184,210
Kirby Corp.* (Transportation)	1,600	115,856
KLX, Inc.* (Aerospace/Defense)	1,600	62,848
Knowles Corp.* (Electronics)	2,400	45,720

See accompanying notes to the financial statements.

120 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Lamar Advertising Co.—Class A (REIT)	2,400	$144,120
Lancaster Colony Corp. (Food)	600	55,926
Landstar System, Inc. (Transportation)	1,200	86,436
LaSalle Hotel Properties (REIT)	3,200	106,464
Leidos Holdings, Inc. (Computers)	1,800	73,440
Lennox International, Inc. (Building Materials)	1,200	141,684
Lexmark International, Inc.—Class A (Computers)	1,800	61,182
Liberty Property Trust (REIT)	4,200	142,926
LifePoint Health, Inc.* (Healthcare-Services)	1,200	99,432
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,200	133,210
Live Nation Entertainment, Inc.* (Commercial Services)	4,200	110,124
LKQ Corp.* (Distribution/Wholesale)	8,800	276,848
Louisiana-Pacific Corp.* (Building Materials)	4,000	58,960
M.D.C. Holdings, Inc. (Home Builders)	1,200	35,832
Mack-Cali Realty Corp. (REIT)	2,400	50,016
Manhattan Associates, Inc.* (Computers)	2,200	142,604
ManpowerGroup, Inc. (Commercial Services)	2,200	199,056
MAXIMUS, Inc. (Computers)	1,800	122,778
MDU Resources Group, Inc. (Electric)	5,600	109,256
MEDNAX, Inc.* (Healthcare-Services)	2,600	220,064
Mentor Graphics Corp. (Computers)	2,800	73,052
Mercury General Corp. (Insurance)	1,000	56,450
Meredith Corp. (Media)	1,000	47,920
Mettler-Toledo International, Inc.* (Electronics)	800	270,080
Mid-America Apartment Communities, Inc. (REIT)	2,200	176,748
Minerals Technologies, Inc. (Chemicals)	1,000	64,750
Molina Healthcare, Inc.* (Healthcare-Services)	1,200	90,516
MSA Safety, Inc. (Environmental Control)	1,000	51,650
MSC Industrial Direct Co., Inc.—Class A (Retail)	1,400	99,764
MSCI, Inc.—Class A (Software)	3,200	218,112
Murphy USA, Inc.* (Oil & Gas)	1,200	65,712
Nabors Industries, Ltd. (Oil & Gas)	8,400	97,524
National Fuel Gas Co. (Gas)	2,400	129,768
National Instruments Corp. (Electronics)	2,800	81,088
National Retail Properties, Inc. (REIT)	3,800	141,246
NCR Corp.* (Computers)	4,800	132,192
NetScout Systems, Inc.* (Computers)	2,600	103,688
NeuStar, Inc.*—Class A (Telecommunications)	1,600	49,392
New York Community Bancorp, Inc. (Savings & Loans)	12,800	243,584
NewMarket Corp. (Chemicals)	400	159,084
Noble Corp. PLC (Oil & Gas)	7,000	83,650
Nordson Corp. (Machinery-Diversified)	1,600	118,576
NOW, Inc.* (Oil & Gas Services)	3,000	52,200
NVR, Inc.* (Home Builders)	200	298,008
Oceaneering International, Inc. (Oil & Gas Services)	2,800	112,056
Office Depot, Inc.* (Retail)	14,200	113,600
OGE Energy Corp. (Electric)	5,800	172,608
Oil States International, Inc.* (Oil & Gas Services)	1,400	42,154
Old Dominion Freight Line, Inc.* (Transportation)	2,000	146,300
Old Republic International Corp. (Insurance)	7,000	117,110
Olin Corp. (Chemicals)	2,200	50,578
Omega Healthcare Investors, Inc. (REIT)	4,600	166,796
Omnicare, Inc. (Pharmaceuticals)	2,800	271,180
ONE Gas, Inc. (Gas)	1,600	72,048
Orbital ATK, Inc. (Aerospace/Defense)	1,800	127,710
Oshkosh Corp. (Machinery-Construction & Mining)	2,200	80,388
Owens & Minor, Inc. (Pharmaceuticals)	1,800	63,288
Packaging Corp. of America (Packaging & Containers)	2,800	198,212
PacWest Bancorp (Banks)	2,800	129,612
Panera Bread Co.*—Class A (Retail)	800	163,296
PAREXEL International Corp.* (Commercial Services)	1,600	110,336
Patterson-UTI Energy, Inc. (Oil & Gas)	4,200	69,237
Plantronics, Inc. (Telecommunications)	1,200	69,696
PNM Resources, Inc. (Electric)	2,200	58,036
Polaris Industries, Inc. (Leisure Time)	1,800	246,708
Polycom, Inc.* (Telecommunications)	3,800	43,244
PolyOne Corp. (Chemicals)	2,600	89,102
Post Holdings, Inc.* (Food)	1,600	85,984
Potlatch Corp. (REIT)	1,200	42,012
Primerica, Inc. (Insurance)	1,400	63,322
Prosperity Bancshares, Inc. (Banks)	1,800	98,262
PTC, Inc.* (Software)	3,200	116,320
QEP Resources, Inc. (Oil & Gas)	4,600	63,848
Questar Corp. (Gas)	5,000	110,700
R.R. Donnelley & Sons Co. (Commercial Services)	6,000	105,300
Rackspace Hosting, Inc.* (Software)	3,400	115,702
Raymond James Financial, Inc. (Diversified Financial Services)	3,600	212,400
Rayonier, Inc. (REIT)	3,600	88,560
Regal Beloit Corp. (Hand/Machine Tools)	1,200	83,316
Regency Centers Corp. (REIT)	2,600	166,322
Reinsurance Group of America, Inc. (Insurance)	1,800	173,736
Reliance Steel & Aluminum Co. (Iron/Steel)	2,200	133,320
RenaissanceRe Holdings, Ltd. (Insurance)	1,400	150,220
Rent-A-Center, Inc. (Commercial Services)	1,600	42,864
ResMed, Inc. (Healthcare-Products)	4,000	231,800
Rollins, Inc. (Commercial Services)	2,800	81,200
Rovi Corp.* (Semiconductors)	2,600	28,574
Rowan Cos. PLC—Class A (Oil & Gas)	3,600	62,028
Royal Gold, Inc. (Mining)	1,800	90,756
RPM International, Inc. (Chemicals)	3,800	178,106
Science Applications International Corp. (Computers)	1,200	64,416
SEI Investments Co. (Commercial Services)	3,800	202,578
Senior Housing Properties Trust (REIT)	6,800	117,436
Sensient Technologies Corp. (Chemicals)	1,400	95,746
Service Corp. International (Commercial Services)	5,800	176,958
Signature Bank* (Banks)	1,400	203,826
Silgan Holdings, Inc. (Packaging & Containers)	1,200	64,164
Silicon Laboratories, Inc.* (Semiconductors)	1,200	53,988
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,600	166,048
Skechers U.S.A., Inc.*—Class A (Apparel)	1,200	180,540
SLM Corp.* (Diversified Financial Services)	12,200	111,386
SM Energy Co. (Oil & Gas)	2,000	74,140
SolarWinds, Inc.* (Software)	2,000	79,780
Solera Holdings, Inc. (Software)	2,000	73,180
Sonoco Products Co. (Packaging & Containers)	2,800	115,584

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 121

Common Stocks, continued

	Shares	Value
Sotheby’s—Class A (Commercial Services)	1,800	$75,294
SPX Corp. (Miscellaneous Manufacturing)	1,200	78,492
StanCorp Financial Group, Inc. (Insurance)	1,200	136,824
Steel Dynamics, Inc. (Iron/Steel)	7,000	140,210
STERIS Corp. (Healthcare-Products)	1,800	124,434
Stifel Financial Corp.* (Diversified Financial Services)	2,000	109,900
SunEdison, Inc.* (Energy-Alternate Sources)	8,400	195,552
Superior Energy Services, Inc. (Oil & Gas Services)	4,400	74,800
SUPERVALU, Inc.* (Food)	6,000	55,320
SVB Financial Group* (Banks)	1,400	200,340
Synaptics, Inc.* (Computers)	1,000	79,380
Synopsys, Inc.* (Computers)	4,400	223,696
Synovus Financial Corp. (Banks)	3,800	119,776
Talen Energy Corp.* (Electric)	2,400	37,752
Tanger Factory Outlet Centers, Inc. (REIT)	2,800	90,944
Taubman Centers, Inc. (REIT)	1,800	134,640
TCF Financial Corp. (Banks)	4,800	79,008
Tech Data Corp.* (Electronics)	1,000	58,330
Teledyne Technologies, Inc.* (Aerospace/ Defense)	1,000	103,670
Teleflex, Inc. (Healthcare-Products)	1,200	160,788
Telephone & Data Systems, Inc. (Telecommunications)	2,800	82,348
Tempur Sealy International, Inc.* (Home Furnishings)	1,800	135,990
Teradyne, Inc. (Semiconductors)	6,200	119,412
Terex Corp. (Machinery-Construction & Mining)	3,000	66,480
The Boston Beer Co., Inc.*—Class A (Beverages)	200	44,104
The Cheesecake Factory, Inc. (Retail)	1,200	69,288
The Chemours Co. (Chemicals)	5,200	56,784
The Cooper Cos., Inc. (Healthcare-Products)	1,400	247,800
The Hain Celestial Group, Inc.* (Food)	3,000	203,940
The Hanover Insurance Group, Inc. (Insurance)	1,200	97,020
The New York Times Co.—Class A (Media)	3,800	50,236
The Scotts Miracle-Gro Co.—Class A (Housewares)	1,200	72,468
The Timken Co. (Metal Fabricate/Hardware)	2,000	66,760
The Ultimate Software Group, Inc.* (Software)	800	147,368
The Valspar Corp. (Chemicals)	2,200	183,216
The Wendy’s Co. (Retail)	7,800	80,028
The WhiteWave Foods Co.* (Food)	5,000	258,100
Thor Industries, Inc. (Home Builders)	1,400	78,232
Thoratec Corp.* (Healthcare-Products)	1,600	101,264
Time, Inc. (Media)	3,200	71,424
Toll Brothers, Inc.* (Home Builders)	4,600	179,032
Tootsie Roll Industries, Inc. (Food)	600	19,482
Towers Watson & Co.—Class A (Commercial Services)	2,000	253,560
TreeHouse Foods, Inc.* (Food)	1,200	98,352
Trimble Navigation, Ltd.* (Electronics)	7,400	170,940
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,400	128,744
Triumph Group, Inc. (Aerospace/Defense)	1,400	75,390
Trustmark Corp. (Banks)	2,000	48,080
Tupperware Brands Corp. (Housewares)	1,400	81,858
Tyler Technologies, Inc.* (Software)	1,000	139,540
UDR, Inc. (REIT)	7,400	250,194
UGI Corp. (Gas)	5,000	182,700
Umpqua Holdings Corp. (Banks)	6,400	113,536
United Natural Foods, Inc.* (Food)	1,400	63,742
United States Steel Corp. (Iron/Steel)	4,200	81,774
United Therapeutics Corp.* (Biotechnology)	1,400	237,104
Urban Edge Properties (REIT)	2,600	55,822
Valley National Bancorp (Banks)	6,400	63,488
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	600	66,738
VCA, Inc.* (Pharmaceuticals)	2,400	147,672
Vectren Corp. (Gas)	2,400	101,040
VeriFone Systems, Inc.* (Computers)	3,200	102,976
Vishay Intertechnology, Inc. (Electronics)	3,800	43,624
Vista Outdoor, Inc.* (Retail)	1,800	84,906
W.R. Berkley Corp. (Insurance)	2,800	156,016
Wabtec Corp. (Machinery-Diversified)	2,800	283,332
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,400	107,784
Washington Federal, Inc. (Savings & Loans)	2,800	65,184
Waste Connections, Inc. (Environmental Control)	3,600	180,468
Watsco, Inc. (Distribution/Wholesale)	800	102,592
Webster Financial Corp. (Banks)	2,600	100,516
Weingarten Realty Investors (REIT)	3,200	112,576
WellCare Health Plans, Inc.* (Healthcare-Services)	1,200	96,960
Werner Enterprises, Inc. (Transportation)	1,200	33,888
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,000	119,740
Westar Energy, Inc. (Electric)	3,800	143,070
Western Refining, Inc. (Oil & Gas)	2,000	88,320
WEX, Inc.* (Commercial Services)	1,200	122,448
WGL Holdings, Inc. (Gas)	1,400	78,260
Williams-Sonoma, Inc. (Retail)	2,400	203,184
WisdomTree Investments, Inc. (Diversified Financial Services)	3,200	79,680
Woodward, Inc. (Electronics)	1,600	78,976
World Fuel Services Corp. (Retail)	2,000	81,300
Worthington Industries, Inc. (Iron/Steel)	1,400	37,884
WP GLIMCHER, Inc. (REIT)	5,200	70,408
WPX Energy, Inc.* (Oil & Gas)	5,800	50,460
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,400	150,682
TOTAL COMMON STOCKS (Cost $31,129,873)		46,005,965

Repurchase Agreements(a)(b) (37.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $30,545,230	$30,545,000	$30,545,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,545,000)		30,545,000
TOTAL INVESTMENT SECURITIES (Cost $61,674,873)—94.3%		76,550,965
Net other assets (liabilities)—5.7%		4,601,008
NET ASSETS—100.0%		$81,151,973

See accompanying notes to the financial statements.

122 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2015

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $12,951,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	82	9/21/15	$12,297,540	$(219,084)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/27/15	0.55%	$33,329,479	$828,137
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/15	0.30%	22,397,289	566,754
				55,726,768	1,394,891
S&P MidCap 400	UBS AG	8/27/15	0.45%	35,231,722	902,593
SPDR S&P MidCap 400 ETF	UBS AG	8/27/15	0.45%	12,803,326	328,745
				48,035,048	1,231,338
				$103,761,816	$2,626,229

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraMid-Cap ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$586,676	0.7%
Airlines	462,498	0.6%
Apparel	415,676	0.5%
Auto Parts & Equipment	85,376	0.1%
Banks	2,453,198	3.0%
Beverages	44,104	0.1%
Biotechnology	436,216	0.5%
Building Materials	528,290	0.7%
Chemicals	1,468,366	1.8%
Commercial Services	2,421,244	3.0%
Computers	1,972,574	2.4%
Cosmetics/Personal Care	242,586	0.3%
Distribution/Wholesale	499,252	0.6%
Diversified Financial Services	1,166,054	1.4%
Electric	1,157,208	1.4%
Electrical Components & Equipment	548,878	0.7%
Electronics	1,568,380	1.9%
Energy-Alternate Sources	195,552	0.2%
Engineering & Construction	243,046	0.3%
Entertainment	194,016	0.2%
Environmental Control	311,350	0.4%
Food	1,176,158	1.4%
Forest Products & Paper	73,188	0.1%
Gas	829,356	1.0%
Hand/Machine Tools	286,244	0.4%
Healthcare-Products	2,014,056	2.5%
Healthcare-Services	1,091,440	1.3%
Home Builders	632,652	0.8%
Home Furnishings	135,990	0.2%
Household Products/Wares	328,054	0.4%
Housewares	154,326	0.2%
Insurance	2,569,638	3.2%
Iron/Steel	566,362	0.7%
Leisure Time	692,742	0.9%
Machinery-Construction & Mining	146,868	0.2%
Machinery-Diversified	1,063,910	1.3%
Media	660,382	0.8%
Metal Fabricate/Hardware	133,498	0.2%
Mining	170,756	0.2%
Miscellaneous Manufacturing	1,048,008	1.3%
Office Furnishings	109,980	0.1%
Oil & Gas	1,248,707	1.5%
Oil & Gas Services	374,738	0.5%
Packaging & Containers	533,746	0.7%
Pharmaceuticals	679,006	0.8%
Real Estate	258,948	0.3%
REIT	4,340,926	5.3%
Retail	3,079,564	3.8%
Savings & Loans	405,868	0.5%
Semiconductors	788,846	1.0%
Shipbuilding	164,374	0.2%
Software	2,009,218	2.5%
Telecommunications	502,776	0.6%
Transportation	544,252	0.7%
Trucking & Leasing	63,648	0.1%
Water	127,200	0.2%
Other**	35,146,008	43.3%
Total	$81,151,973	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2015 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 123

Common Stocks (61.0%)

	Percentage of Net Assets	Shares	Value
ACADIA Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	1,400	$68,334
Ambarella, Inc.* (Semiconductors)	0.1%	560	64,887
American Eagle Outfitters, Inc. (Retail)	0.1%	3,360	59,640
AmSurg Corp.* (Healthcare-Services)	0.1%	840	60,262
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	700	104,432
Aspen Technology, Inc.* (Software)	0.1%	1,400	62,133
Berry Plastics Group, Inc.* (Packaging & Containers)	0.1%	1,960	63,818
Burlington Stores, Inc.* (Retail)	0.1%	1,260	69,349
Casey’s General Stores, Inc. (Retail)	0.1%	700	71,551
Cavium, Inc.* (Semiconductors)	0.1%	980	66,445
Cepheid* (Healthcare-Products)	0.1%	1,260	70,044
CNO Financial Group, Inc. (Insurance)	0.1%	3,360	59,942
CubeSmart (REIT)	0.2%	2,800	73,249
Dealertrack Technologies, Inc.* (Software)	0.1%	980	60,829
Dyax Corp.* (Pharmaceuticals)	0.1%	2,520	62,017
EPAM Systems, Inc.* (Computers)	0.1%	840	62,253
FEI Co. (Electronics)	0.1%	700	60,178
First American Financial Corp. (Insurance)	0.2%	1,820	73,856
Guidewire Software, Inc.* (Software)	0.2%	1,260	74,402
HealthSouth Corp. (Healthcare-Services)	0.1%	1,540	70,378
Highwoods Properties, Inc. (REIT)	0.1%	1,540	65,189
Houghton Mifflin Harcourt Co.* (Media)	0.1%	2,380	62,190
Impax Laboratories, Inc.* (Pharmaceuticals)	0.1%	1,260	61,059
Investors Bancorp, Inc. (Savings & Loans)	0.1%	5,880	71,619
j2 Global, Inc. (Internet)	0.1%	840	59,137
Jack in the Box, Inc. (Retail)	0.1%	700	66,499
LaSalle Hotel Properties (REIT)	0.1%	1,960	65,210
Manhattan Associates, Inc.* (Computers)	0.2%	1,260	81,673
MarketAxess Holdings, Inc. (Diversified Financial Services)	0.1%	700	68,459
MAXIMUS, Inc. (Computers)	0.2%	1,120	76,395
MGIC Investment Corp.* (Insurance)	0.1%	5,740	63,542
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	0.1%	1,400	70,168
PAREXEL International Corp.* (Commercial Services)	0.1%	980	67,580
Prosperity Bancshares, Inc. (Banks)	0.1%	1,120	61,141
Qlik Technologies, Inc.* (Software)	0.1%	1,540	62,308
Radian Group, Inc. (Insurance)	0.1%	3,220	59,441
RLJ Lodging Trust (REIT)	0.1%	2,240	66,820
STERIS Corp. (Healthcare-Products)	0.1%	980	67,747
Stifel Financial Corp.* (Diversified Financial Services)	0.1%	1,120	61,544
Strategic Hotels & Resorts, Inc.* (REIT)	0.1%	4,760	65,069
Team Health Holdings, Inc.* (Commercial Services)	0.2%	1,260	84,937
Thoratec Corp.* (Healthcare-Products)	0.1%	980	62,024
Tyler Technologies, Inc.* (Software)	0.2%	560	78,143
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.1%	560	67,720
Umpqua Holdings Corp. (Banks)	0.1%	3,780	67,057
Vail Resorts, Inc. (Entertainment)	0.1%	560	61,427
Webster Financial Corp. (Banks)	0.1%	1,540	59,536
West Pharmaceutical Services, Inc. (Healthcare-Products)	0.2%	1,260	75,437
ZS Pharma, Inc.* (Pharmaceuticals)	0.3%	2,240	133,794
Other Common Stocks	54.1%	1,556,030	26,449,905
TOTAL COMMON STOCKS (Cost $23,047,950)			29,820,769

Contingent Rights(NM)
Leap Wireless International, Inc.*+^(a) (Telecommunications)		1,900	4,788
Trius Therapeutics, Inc.*+(b) (Biotechnology)		1,015	—
Chelsea Therapeutics International, Ltd.*+(b) (Biotechnology)		2,635	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)			4,788

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)		406	—
TOTAL WARRANT (Cost $—)			—

See accompanying notes to the financial statements.

124 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(c)(d) (29.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $14,457,109	$14,457,000	$14,457,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,457,000)		14,457,000
TOTAL INVESTMENT SECURITIES (Cost $37,509,738)—90.6%		44,282,557
Net other assets (liabilities)—9.4%		4,618,541
NET ASSETS—100.0%		$48,901,098

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2015, these securities represented 0.01% of the net assets of the fund.

*                 Non-income producing security

^                  The Advisor has deemed this security to be illiquid. As of July 31, 2015, these securities represented 0.01% of the net assets of the fund.

(a)         Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(b)         Rights entitle the Fund to cash based on certain commercial sales milestones.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $7,153,000.

(d)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	18	9/21/15	$2,223,900	$(44,490)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/15	(0.45)%	$17,789,143	$391,182
Russell 2000 Index	Goldman Sachs International	8/27/15	0.05%	22,375,665	475,732
				40,164,808	866,914
iShares Russell 2000 ETF	UBS AG	8/27/15	(0.15)%	2,535,407	29,750
Russell 2000 Index	UBS AG	8/27/15	0.00%+	23,055,737	351,786
				25,591,144	381,536
				$65,755,952	$1,248,450

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                 Amount is less than 0.005%.

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$49,582	0.1%
Aerospace/Defense	355,411	0.7%
Agriculture	80,297	0.2%
Airlines	61,830	0.1%
Apparel	278,051	0.6%
Auto Manufacturers	36,425	0.1%
Auto Parts & Equipment	334,453	0.7%
Banks	2,242,954	4.7%
Biotechnology	1,291,790	2.6%
Building Materials	363,331	0.7%
Chemicals	504,924	1.0%
Coal	27,884	0.1%
Commercial Services	1,454,953	3.0%
Computers	930,705	1.9%
Cosmetics/Personal Care	7,378	NM
Distribution/Wholesale	168,875	0.3%
Diversified Financial Services	818,839	1.7%
Electric	657,811	1.3%
Electrical Components & Equipment	261,253	0.5%
Electronics	635,821	1.3%
Energy-Alternate Sources	99,706	0.2%
Engineering & Construction	226,237	0.5%
Entertainment	338,926	0.7%
Environmental Control	66,762	0.1%
Food	493,884	1.0%
Forest Products & Paper	39,376	0.1%
Gas	328,793	0.7%
Hand/Machine Tools	24,242	NM
Healthcare-Products	1,178,902	2.4%
Healthcare-Services	479,073	1.0%
Holding Companies-Diversified	42,865	0.1%
Home Builders	239,158	0.5%
Home Furnishings	118,429	0.2%
Household Products/Wares	107,582	0.2%

See accompanying notes to the financial statements.

July 31, 2015 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 125

	Value	% of Net Assets
Housewares	$15,628	NM
Insurance	767,927	1.6%
Internet	680,009	1.4%
Investment Companies	18,526	NM
Iron/Steel	114,275	0.2%
Leisure Time	109,412	0.2%
Lodging	147,409	0.3%
Machinery-Diversified	92,919	0.2%
Media	401,948	0.8%
Metal Fabricate/Hardware	178,804	0.4%
Mining	130,329	0.3%
Miscellaneous Manufacturing	423,660	0.9%
Multi-National	15,411	NM
Office Furnishings	166,496	0.3%
Oil & Gas	496,311	1.0%
Oil & Gas Services	278,199	0.6%
Packaging & Containers	117,208	0.2%
Pharmaceuticals	1,727,299	3.6%
Pipelines	65,009	0.1%
Real Estate	196,629	0.4%
REIT	2,854,418	5.9%
Retail	1,722,314	3.5%
Savings & Loans	482,912	1.0%
Semiconductors	1,005,726	2.1%
Software	1,507,895	3.1%
Storage/Warehousing	49,321	0.1%
Telecommunications	921,119	1.9%
Transportation	687,956	1.4%
Trucking & Leasing	48,997	0.1%
Water	54,989	0.1%
Other**	19,075,541	39.0%
Total	$48,901,098	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                 Not meaningful, amount is less than 0.05%.

REIT        Real Estate Investment Trust

See accompanying notes to the financial statements.

126 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (69.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,928	$745,803
American Express Co. (Diversified Financial Services)	4,928	374,824
Apple, Inc. (Computers)	4,928	597,766
Caterpillar, Inc. (Machinery-Construction & Mining)	4,928	387,489
Chevron Corp. (Oil & Gas)	4,928	436,029
Cisco Systems, Inc. (Telecommunications)	4,928	140,054
E.I. du Pont de Nemours & Co. (Chemicals)	4,928	274,785
Exxon Mobil Corp. (Oil & Gas)	4,928	390,347
General Electric Co. (Miscellaneous Manufacturing)	4,928	128,621
Intel Corp. (Semiconductors)	4,928	142,666
International Business Machines Corp. (Computers)	4,928	798,286
Johnson & Johnson (Pharmaceuticals)	4,928	493,835
JPMorgan Chase & Co. (Banks)	4,928	337,716
McDonald’s Corp. (Retail)	4,928	492,110
Merck & Co., Inc. (Pharmaceuticals)	4,928	290,555
Microsoft Corp. (Software)	4,928	230,138
NIKE, Inc.—Class B (Apparel)	4,928	567,804
Pfizer, Inc. (Pharmaceuticals)	4,928	177,704
The Boeing Co. (Aerospace/Defense)	4,928	710,470
The Coca-Cola Co. (Beverages)	4,928	202,442
The Goldman Sachs Group, Inc. (Banks)	4,928	1,010,585
The Home Depot, Inc. (Retail)	4,928	576,724
The Procter & Gamble Co. (Cosmetics/Personal Care)	4,928	377,978
The Travelers Cos., Inc. (Insurance)	4,928	522,959
The Walt Disney Co. (Media)	4,928	591,360
United Technologies Corp. (Aerospace/Defense)	4,928	494,328
UnitedHealth Group, Inc. (Healthcare-Services)	4,928	598,259
Verizon Communications, Inc. (Telecommunications)	4,928	230,581
Visa, Inc.—Class A (Diversified Financial Services)	4,928	371,276
Wal-Mart Stores, Inc. (Retail)	4,928	354,717
TOTAL COMMON STOCKS (Cost $7,135,560)		13,048,211

Repurchase Agreements(a)(b) (28.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $5,375,040	$5,375,000	$5,375,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,375,000)		5,375,000
TOTAL INVESTMENT SECURITIES (Cost $12,510,560)—98.0%		18,423,211
Net other assets (liabilities)—2.0%		383,367
NET ASSETS—100.0%		$18,806,578

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $2,891,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	34	9/21/15	$2,994,550	$(24,774)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/27/15	0.75%	$7,805,851	$130,629
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/15	0.57%	3,075,794	86,428
				10,881,645	217,057
Dow Jones Industrial Average	UBS AG	8/27/15	0.50%	6,660,379	112,401
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/15	0.45%	3,917,631	54,132
				10,578,010	166,533
				$21,459,655	$383,590

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 127

UltraDow 30 ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$1,204,797	6.4%
Apparel	567,804	3.0%
Banks	1,348,301	7.2%
Beverages	202,442	1.1%
Chemicals	274,785	1.5%
Computers	1,396,054	7.3%
Cosmetics/Personal Care	377,978	2.0%
Diversified Financial Services	746,099	4.0%
Healthcare-Services	598,259	3.2%
Insurance	522,959	2.8%
Machinery-Construction & Mining	387,489	2.1%
Media	591,360	3.1%
Miscellaneous Manufacturing	874,424	4.6%
Oil & Gas	826,376	4.4%
Pharmaceuticals	962,093	5.1%
Retail	1,423,552	7.6%
Semiconductors	142,666	0.8%
Software	230,138	1.2%
Telecommunications	370,635	2.0%
Other**	5,758,367	30.6%
Total	$18,806,578	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

128 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (60.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	21,756	$561,087
Adobe Systems, Inc.* (Software)	15,096	1,237,721
Akamai Technologies, Inc.* (Software)	5,328	408,711
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,660	1,314,950
Altera Corp. (Semiconductors)	9,028	448,330
Amazon.com, Inc.* (Internet)	14,060	7,538,268
American Airlines Group, Inc. (Airlines)	20,868	836,807
Amgen, Inc. (Biotechnology)	22,792	4,024,839
Analog Devices, Inc. (Semiconductors)	9,472	552,502
Apple, Inc. (Computers)	173,160	21,004,307
Applied Materials, Inc. (Semiconductors)	37,000	642,320
Autodesk, Inc.* (Software)	6,808	344,349
Automatic Data Processing, Inc. (Commercial Services)	14,060	1,121,566
Avago Technologies, Ltd. (Semiconductors)	7,696	963,077
Baidu, Inc.*ADR (Internet)	8,288	1,431,006
Bed Bath & Beyond, Inc.* (Retail)	5,180	337,891
Biogen, Inc.* (Biotechnology)	7,104	2,264,613
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,884	714,383
Broadcom Corp.—Class A (Semiconductors)	16,576	838,911
C.H. Robinson Worldwide, Inc. (Transportation)	4,440	311,466
CA, Inc. (Software)	13,172	383,766
Celgene Corp.* (Biotechnology)	23,828	3,127,425
Cerner Corp.* (Software)	10,360	743,019
Charter Communications, Inc.*—Class A (Media)	3,404	632,667
Check Point Software Technologies, Ltd.* (Software)	5,476	442,297
Cisco Systems, Inc. (Telecommunications)	152,884	4,344,963
Citrix Systems, Inc.* (Software)	4,884	369,279
Cognizant Technology Solutions Corp.* (Computers)	18,352	1,158,011
Comcast Corp.—Class A (Media)	63,788	3,981,009
Comcast Corp.—Class A (Media)	11,396	710,427
Costco Wholesale Corp. (Retail)	13,172	1,913,892
Discovery Communications, Inc.*—Class A (Media)	4,440	146,609
Discovery Communications, Inc.*—Class C (Media)	8,288	251,126
DISH Network Corp.*—Class A (Media)	6,808	439,865
Dollar Tree, Inc.* (Retail)	7,104	554,325
eBay, Inc.* (Internet)	36,556	1,027,955
Electronic Arts, Inc.* (Software)	9,472	677,722
Expeditors International of Washington, Inc. (Transportation)	5,772	270,534
Express Scripts Holding Co.* (Pharmaceuticals)	21,904	1,972,893
Facebook, Inc.*—Class A (Internet)	67,636	6,358,460
Fastenal Co. (Distribution/Wholesale)	8,880	371,717
Fiserv, Inc.* (Software)	7,104	617,053
Garmin, Ltd. (Electronics)	5,772	241,905
Gilead Sciences, Inc. (Biotechnology)	44,104	5,198,098
Google, Inc.*—Class A (Internet)	8,732	5,741,289
Google, Inc.*—Class C (Internet)	10,360	6,481,321
Henry Schein, Inc.* (Healthcare-Products)	2,516	372,318
Illumina, Inc.* (Biotechnology)	4,292	941,236
Intel Corp. (Semiconductors)	142,524	4,126,071
Intuit, Inc. (Software)	8,288	876,622
Intuitive Surgical, Inc.* (Healthcare-Products)	1,036	552,364
JD.com, Inc.*ADR (Internet)	18,944	625,720
Keurig Green Mountain, Inc. (Beverages)	4,588	344,284
KLA-Tencor Corp. (Semiconductors)	4,736	251,245
Lam Research Corp. (Semiconductors)	4,736	364,056
Liberty Global PLC*—Class A (Media)	7,548	395,968
Liberty Global PLC*—Class C (Media)	18,648	916,363
Liberty Interactive Corp.* (Retail)	13,320	386,946
Liberty LiLAC Group*—Class A (Media)	296	12,657
Liberty LiLAC Group*—Class C (Media)	888	37,784
Liberty Media Corp.* (Media)	3,108	117,482
Liberty Media Corp.*—Class C (Media)	6,808	256,662
Liberty Ventures* (Internet)	3,996	165,754
Linear Technology Corp. (Semiconductors)	7,252	297,332
Marriott International, Inc.—Class A (Lodging)	8,288	601,792
Mattel, Inc. (Toys/Games/Hobbies)	10,212	237,021
Micron Technology, Inc.* (Semiconductors)	32,560	602,686
Microsoft Corp. (Software)	243,016	11,348,847
Mondelez International, Inc.—Class A (Food)	48,840	2,204,148
Monster Beverage Corp.* (Beverages)	6,068	931,741
Mylan N.V.* (Pharmaceuticals)	14,652	820,365
NetApp, Inc. (Computers)	9,324	290,443
Netflix, Inc.* (Internet)	12,432	1,421,102
NVIDIA Corp. (Semiconductors)	16,132	321,833
NXP Semiconductors N.V.* (Semiconductors)	7,548	732,081
O’Reilly Automotive, Inc.* (Retail)	3,108	746,883
PACCAR, Inc. (Auto Manufacturers)	10,656	690,934
Paychex, Inc. (Software)	10,952	508,173
QUALCOMM, Inc. (Semiconductors)	48,988	3,154,337
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,720,775
Ross Stores, Inc. (Retail)	12,432	660,885
SanDisk Corp. (Computers)	6,216	374,763
SBA Communications Corp.*—Class A (Engineering & Construction)	3,848	464,531
Seagate Technology PLC (Computers)	9,472	479,283
Sirius XM Holdings, Inc.* (Media)	164,428	651,135
Skyworks Solutions, Inc. (Semiconductors)	5,772	552,207
Staples, Inc. (Retail)	19,240	283,020
Starbucks Corp. (Retail)	45,140	2,614,961
Stericycle, Inc.* (Environmental Control)	2,516	354,681
Symantec Corp. (Internet)	20,424	464,442
Tesla Motors, Inc.* (Auto Manufacturers)	3,848	1,024,145
Texas Instruments, Inc. (Semiconductors)	31,228	1,560,775
The Kraft Heinz Co. (Food)	36,112	2,869,821
The Priceline Group, Inc.* (Internet)	1,628	2,024,532
Tractor Supply Co. (Retail)	4,144	383,403
TripAdvisor, Inc.* (Internet)	3,996	317,202
Twenty-First Century Fox, Inc.—Class A (Media)	37,888	1,306,757
Twenty-First Century Fox, Inc.—Class B (Media)	23,976	803,676
Verisk Analytics, Inc.*—Class A (Commercial Services)	5,032	393,050
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,252	979,020
Viacom, Inc.—Class B (Media)	10,360	590,520
VimpelCom, Ltd.ADR (Telecommunications)	52,836	305,392
Vodafone Group PLCADR (Telecommunications)	12,728	480,864
Walgreens Boots Alliance, Inc. (Retail)	32,708	3,160,575
Western Digital Corp. (Computers)	6,956	598,633
Whole Foods Market, Inc. (Food)	10,804	393,266
Wynn Resorts, Ltd. (Lodging)	3,108	320,839
Xilinx, Inc. (Semiconductors)	7,844	327,487
Yahoo!, Inc.* (Internet)	28,268	1,036,588
TOTAL COMMON STOCKS (Cost $60,025,611)		158,205,209

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 129

Repurchase Agreements(a)(b) (36.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $95,909,721	$95,909,000	$95,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $95,909,000)		95,909,000
TOTAL INVESTMENT SECURITIES (Cost $155,934,611)—96.5%		254,114,209
Net other assets (liabilities)—3.5%		9,083,530
NET ASSETS—100.0%		$263,197,739

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $41,878,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR           American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	403	9/21/15	$36,959,130	$1,048,974

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/15	0.65%	$113,123,730	$1,914,106
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/15	0.45%	70,120,099	1,208,984
				183,243,829	3,123,090
NASDAQ-100 Index	UBS AG	8/27/15	0.50%	107,109,545	1,599,287
PowerShares QQQ Trust, Series 1 ETF	UBS AG	8/27/15	0.45%	40,960,915	645,573
				148,070,460	2,244,860
				$331,314,289	$5,367,950

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Airlines	$836,807	0.3%
Auto Manufacturers	1,715,080	0.7%
Beverages	1,276,025	0.5%
Biotechnology	20,285,338	7.7%
Commercial Services	1,514,616	0.6%
Computers	23,905,440	9.0%
Distribution/Wholesale	371,717	0.1%
Electronics	241,905	0.1%
Engineering & Construction	464,531	0.2%
Environmental Control	354,681	0.1%
Food	5,467,235	2.1%
Healthcare-Products	924,682	0.4%
Internet	34,633,639	13.1%
Lodging	922,631	0.4%
Media	11,250,707	4.3%
Pharmaceuticals	2,793,259	1.1%
Retail	11,042,780	4.2%
Semiconductors	15,735,250	6.0%
Software	18,518,646	7.0%
Telecommunications	5,131,219	1.9%
Toys/Games/Hobbies	237,021	0.1%
Transportation	582,000	0.2%
Other**	104,992,530	39.9%
Total	$263,197,739	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

130 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (106.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $9,756,073	$9,756,000	$9,756,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,756,000)		9,756,000
TOTAL INVESTMENT SECURITIES (Cost $9,756,000)—106.5%		9,756,000
Net other assets (liabilities)—(6.5)%		(595,095)
NET ASSETS—100.0%		$9,160,905

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $599,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/27/15	0.45%	$301,937	$6,490
MSCI EAFE Index	UBS AG	8/27/15	0.95%	17,967,229	421,253
				$18,269,166	$427,743

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

††          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 131

Common Stocks (71.7%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	12,210	$68,376
Alibaba Group Holding, Ltd.*ADR (Internet)	3,663	286,959
Ambev S.A.ADR (Beverages)	44,289	251,561
America Movil S.A.B. de C.V.ADR (Telecommunications)	16,761	324,829
Baidu, Inc.*ADR (Internet)	2,664	459,965
BRF S.A.ADR (Food)	6,438	134,619
Cemex S.A.B. de C.V.*ADR (Building Materials)	12,432	105,672
China Life Insurance Co., Ltd.ADR (Insurance)	14,430	266,522
China Mobile, Ltd.ADR (Telecommunications)	10,656	692,640
China Petroleum & Chemical Corp.ADR (Oil & Gas)	2,442	183,663
China Telecom Corp., Ltd.ADR (Telecommunications)	1,332	74,165
China Unicom Hong Kong, Ltd.ADR (Telecommunications)	4,440	62,560
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	3,663	113,736
CNOOC, Ltd.ADR (Oil & Gas)	1,554	190,598
Ctrip.com International, Ltd.*ADR (Internet)	1,332	95,345
Embraer S.A.ADR (Aerospace/Defense)	1,554	43,279
Enersis S.A.ADR (Electric)	3,774	57,025
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,332	120,732
Grupo Televisa S.A.B.ADR (Media)	4,218	147,039
HDFC Bank, Ltd.ADR (Banks)	3,996	249,630
Huaneng Power International, Inc.ADR (Electric)	888	43,024
ICICI Bank, Ltd.ADR (Banks)	13,875	139,721
Infosys, Ltd.ADR (Computers)	18,648	315,338
JD.com, Inc.*ADR (Internet)	2,886	95,325
KB Financial Group, Inc.ADR (Diversified Financial Services)	3,774	118,843
Korea Electric Power Corp.ADR (Electric)	4,995	107,642
LG Display Co., Ltd.ADR (Electronics)	4,329	41,429
Mobile TeleSystems PJSCADR (Telecommunications)	4,884	40,049
NetEase, Inc.ADR (Software)	666	92,328
PetroChina Co., Ltd.ADR (Oil & Gas)	1,998	196,583
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	14,430	98,124
POSCOADR (Iron/Steel)	3,108	129,044
PT Telekomunikasi Indonesia TbkADR (Telecommunications)	2,442	105,030
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	888	55,065
Sasol, Ltd.ADR (Oil & Gas)	4,884	168,400
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	4,662	167,459
Siliconware Precision Industries Co., Ltd.ADR (Semiconductors)	6,105	34,554
SK Telecom Co., Ltd.ADR (Telecommunications)	3,441	82,550
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	36,297	802,528
Tata Motors, Ltd.ADR (Auto Manufacturers)	1,887	55,968
Ultrapar Participacoes S.A.ADR (Chemicals)	4,218	86,469
United Microelectronics Corp.ADR (Semiconductors)	23,088	41,558
Vale S.A.ADR (Iron/Steel)	14,430	75,902
Vipshop Holdings, Ltd.*ADR (Internet)	2,997	58,412
Wipro, Ltd.ADR (Computers)	5,661	69,970
YPF S.A.ADR (Oil & Gas)	1,887	43,269
TOTAL COMMON STOCKS (Cost $4,878,636)		7,193,499

Preferred Stocks (6.6%)

Banco Bradesco S.A.ADR (Banks)	24,531	194,776
Itau Unibanco Holding S.A.ADR (Banks)	29,526	256,286
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	19,869	122,194
Vale S.A.ADR (Iron/Steel)	19,758	84,762
TOTAL PREFERRED STOCKS (Cost $726,973)		658,018

Repurchase Agreements(a)(b) (20.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $2,033,015	$2,033,000	$2,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,033,000)		2,033,000
TOTAL INVESTMENT SECURITIES (Cost $7,638,609)—98.6%		9,884,517
Net other assets (liabilities)—1.4%		144,740
NET ASSETS—100.0%		$10,029,257

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $719,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR           American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/27/15	0.60%	$10,509,025	$165,923
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/27/15	0.40%	1,692,712	26,102
				$12,201,737	$192,025

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

132 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2015

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$43,279	0.4%
Auto Manufacturers	55,968	0.6%
Banks	840,413	8.4%
Beverages	372,294	3.7%
Building Materials	105,672	1.1%
Chemicals	86,469	0.9%
Computers	385,308	3.8%
Diversified Financial Services	286,302	2.9%
Electric	207,691	2.1%
Electronics	41,429	0.4%
Food	134,619	1.3%
Insurance	266,522	2.7%
Internet	1,051,071	10.5%
Iron/Steel	289,708	2.9%
Media	147,039	1.5%
Oil & Gas	1,002,832	10.0%
Semiconductors	947,015	9.4%
Software	92,328	0.9%
Telecommunications	1,495,558	14.8%
Other**	2,177,740	21.7%
Total	$10,029,257	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2015:

	Value	% of Net Assets
Argentina	$43,269	0.4%
Brazil	1,347,972	13.4%
Chile	57,025	0.6%
China	2,160,514	21.5%
Hong Kong	692,640	6.9%
India	830,627	8.3%
Indonesia	105,030	1.0%
Mexico	698,272	7.0%
Russia	40,049	0.4%
South Africa	168,400	1.7%
South Korea	646,967	6.5%
Taiwan	1,060,752	10.6%
Other**	2,177,740	21.7%
Total	$10,029,257	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 133

Common Stocks (63.1%)

	Shares	Value
Ambev S.A.ADR (Beverages)	186,300	$1,058,184
America Movil S.A.B. de C.V.ADR (Telecommunications)	20,470	396,709
Banco Santander ChileADR (Banks)	12,075	243,794
Bancolombia S.A.ADR (Banks)	8,855	341,803
BRF S.A.ADR (Food)	44,275	925,790
Cemex S.A.B. de C.V.*ADR (Building Materials)	28,980	246,330
Cencosud S.A.ADR (Food)	23,460	147,798
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	2,990	225,895
CPFL Energia S.A.ADR (Electric)	13,915	156,265
Ecopetrol S.A.ADR (Oil & Gas)	14,145	159,697
Embraer S.A.ADR (Aerospace/Defense)	8,625	240,206
Empresa Nacional de Electricidad S.A.ADR (Electric)	6,095	250,809
Enersis S.A.ADR (Electric)	21,850	330,154
Fibria Celulose S.A.ADR (Forest Products & Paper)	14,030	186,880
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	6,095	552,450
Gruma S.A.B. de C.V.ADR (Food)	2,300	120,221
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Engineering & Construction)	1,610	126,997
Grupo Aeroportuario del Surest S.A.B. de C. V.ADR (Engineering & Construction)	1,265	189,256
Grupo Aval Acciones y Valores S.A.ADR (Investment Companies)	18,170	157,171
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	16,905	151,300
Grupo Televisa S.A.B.ADR (Media)	18,170	633,406
Latam Airlines Group S.A.*ADR (Airlines)	27,485	170,407
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	37,605	255,714
Tim Participacoes S.A.ADR (Telecommunications)	7,705	104,865
Ultrapar Participacoes S.A.ADR (Chemicals)	29,095	596,448
Vale S.A.ADR (Iron/Steel)	49,450	260,107
YPF S.A.ADR (Oil & Gas)	9,315	213,593
TOTAL COMMON STOCKS (Cost $7,022,122)		8,442,249

Preferred Stocks (16.6%)

	Shares	Value
Banco Bradesco S.A.ADR (Banks)	53,360	$423,678
Companhia Brasileira de DistribuicaoADR (Food)	13,110	285,011
Companhia Energetica de Minas GeraisADR (Electric)	38,640	106,260
Gerdau S.A.ADR (Iron/Steel)	43,125	74,606
Itau Unibanco Holding S.A.ADR (Banks)	54,625	474,146
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	51,635	317,555
Telefonica Brasil S.A.ADR (Telecommunications)	18,975	247,055
Vale S.A.ADR (Iron/Steel)	67,390	289,103
TOTAL PREFERRED STOCKS (Cost $2,142,761)		2,217,414

Repurchase Agreements(a)(b) (17.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $2,277,017	$2,277,000	$2,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,277,000)		2,277,000
TOTAL INVESTMENT SECURITIES (Cost $11,441,883)—96.7%		12,936,663
Net other assets (liabilities)—3.3%		444,352
NET ASSETS—100.0%		$13,381,015

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $445,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR       American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/27/15	0.60%	$3,454,645	$103,408
BNY Mellon Latin America 35 ADR Index	UBS AG	8/27/15	0.50%	12,631,773	359,711
				$16,086,418	$463,119

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

134 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2015

UltraLatin America ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$240,206	1.8%
Airlines	170,407	1.3%
Banks	1,634,720	12.2%
Beverages	1,836,530	13.6%
Building Materials	246,330	1.8%
Chemicals	596,448	4.5%
Electric	843,488	6.3%
Engineering & Construction	316,253	2.4%
Food	1,478,821	11.1%
Forest Products & Paper	186,880	1.4%
Investment Companies	157,171	1.2%
Iron/Steel	623,816	4.7%
Media	633,406	4.7%
Oil & Gas	946,559	7.1%
Telecommunications	748,628	5.6%
Other**	2,721,352	20.3%
Total	$13,381,015	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2015:

	Value	% of Net Assets
Argentina	$213,593	1.6%
Brazil	6,001,873	45.0%
Chile	1,142,962	8.5%
Colombia	658,671	4.9%
Mexico	2,642,564	19.7%
Other**	2,721,352	20.3%
Total	$13,381,015	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 135

Common Stocks (74.7%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet)	7,370	$149,316
58.com, Inc.*ADR (Internet)	2,310	137,191
Alibaba Group Holding, Ltd.*ADR (Internet)	12,210	956,530
Aluminum Corp. of China, Ltd.*ADR (Mining)	17,930	154,557
Autohome, Inc.*ADR (Internet)	4,950	192,011
Baidu, Inc.*ADR (Internet)	7,040	1,215,525
Bitauto Holdings, Ltd.*ADR (Internet)	3,190	124,793
Bona Film Group, Ltd.ADR (Entertainment)	7,700	90,860
Changyou.com, Ltd.*ADR (Software)	2,860	66,609
Cheetah Mobile, Inc.*ADR (Software)	2,750	73,425
China Distance Education Holdings, Ltd.ADR (Commercial Services)	5,280	68,746
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	5,060	204,728
China Life Insurance Co., Ltd.ADR (Insurance)	48,510	895,980
China Lodging Group, Ltd.*ADR (Lodging)	5,060	117,190
China Ming Yang Wind Power Group, Ltd.*ADR (Electrical Components & Equipment)	25,080	64,205
China Mobile, Ltd.ADR (Telecommunications)	25,300	1,644,500
China Petroleum & Chemical Corp.ADR (Oil & Gas)	10,230	769,398
China Southern Airlines Co., Ltd.ADR (Airlines)	4,290	211,497
China Telecom Corp., Ltd.ADR (Telecommunications)	8,470	471,610
China Unicom Hong Kong, Ltd.ADR (Telecommunications)	29,810	420,023
CNOOC, Ltd.ADR (Oil & Gas)	6,050	742,033
Ctrip.com International, Ltd.*ADR (Internet)	8,030	574,787
E-Commerce China Dangdang, Inc.*ADR—Class A (Internet)	11,550	77,963
eHi Car Services, Ltd.*ADR (Commercial Services)	4,620	53,731
E-House China Holdings, Ltd.ADR (Real Estate)	15,290	96,327
Guangshen Railway Co., Ltd.ADR (Transportation)	4,840	115,095
Homeinns Hotel Group*ADR (Lodging)	5,060	147,195
Huaneng Power International, Inc.ADR (Electric)	7,150	346,418
JA Solar Holdings Co., Ltd.*ADR (Energy-Alternate Sources)	9,900	75,834
JD.com, Inc.*ADR (Internet)	16,720	552,262
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	4,070	97,110
Jumei International Holding, Ltd.*ADR (Retail)	3,300	61,743
Mindray Medical International, Ltd.ADR (Healthcare-Products)	9,460	258,163
Momo, Inc.ADR (Software)	6,710	108,635
NetEase, Inc.ADR (Software)	4,070	564,224
NQ Mobile, Inc.*ADR (Software)	13,750	49,088
PetroChina Co., Ltd.ADR (Oil & Gas)	8,030	790,071
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	6,710	416,087
Qunar Cayman Islands, Ltd.*ADR (Leisure Time)	4,510	188,338
Shanda Games, Ltd.*ADR (Software)	18,260	123,620
SouFun Holdings, Ltd.ADR (Internet)	25,190	168,017
TAL Education Group*ADR (Commercial Services)	5,280	178,517
Tarena International, Inc.ADR (Commercial Services)	6,490	76,711
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	13,420	128,161
Vipshop Holdings, Ltd.*ADR (Internet)	20,350	396,622
Weibo Corp.*ADR (Internet)	4,620	64,819
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	7,040	292,159
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	24,530	139,576
Youku Tudou, Inc.*ADR (Internet)	10,670	206,998
YY, Inc.*ADR (Internet)	3,300	195,063
TOTAL COMMON STOCKS (Cost $11,286,287)		15,314,061

Repurchase Agreements(a)(b) (25.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $5,294,040	$5,294,000	$5,294,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,294,000)		5,294,000
TOTAL INVESTMENT SECURITIES (Cost $16,580,287)—100.5%		20,608,061
Net other assets (liabilities)—(0.5)%		(94,201)
NET ASSETS—100.0%		$20,513,860

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $661,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR       American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/27/15	0.60%	$10,664,624	$6,765
BNY Mellon China Select ADR Index	UBS AG	8/27/15	0.15%	15,035,028	27,535
				$25,699,652	$34,300

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

136 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2015

UltraChina ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Airlines	$416,225	2.0%
Coal	139,576	0.7%
Commercial Services	669,865	3.3%
Electric	346,418	1.7%
Electrical Components & Equipment	64,205	0.3%
Energy-Alternate Sources	301,105	1.5%
Entertainment	90,860	0.4%
Healthcare-Products	258,163	1.3%
Insurance	895,980	4.4%
Internet	5,427,984	26.5%
Leisure Time	188,338	0.9%
Lodging	264,385	1.3%
Mining	154,557	0.8%
Oil & Gas	2,301,502	11.1%
Real Estate	96,327	0.5%
Retail	61,743	0.3%
Software	985,601	4.8%
Telecommunications	2,536,132	12.3%
Transportation	115,095	0.6%
Other**	5,199,799	25.3%
Total	$20,513,860	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2015:

	Value	% of Net Assets
China	$15,314,061	74.7%
Other**	5,199,799	25.3%
Total	$20,513,860	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 137

Repurchase Agreements(a) (91.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $53,289,401	$53,289,000	$53,289,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,289,000)		53,289,000
TOTAL INVESTMENT SECURITIES (Cost $53,289,000)—91.8%		53,289,000
Net other assets (liabilities)—8.2%		4,743,216
NET ASSETS—100.0%		$58,032,216

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	1,128	9/11/15	$116,014,800	$2,189,049

See accompanying notes to the financial statements.

138 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (76.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $40,623,305	$40,623,000	$40,623,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,623,000)		40,623,000
TOTAL INVESTMENT SECURITIES (Cost $40,623,000)—76.6%		40,623,000
Net other assets (liabilities)—23.4%		12,377,551
NET ASSETS—100.0%		$53,000,551

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $5,484,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	62	9/21/15	$6,505,350	$(83,429)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/15	(0.30)%	$(33,645,088)	$(356,020)
S&P 500	UBS AG	8/27/15	(0.30)%	(12,740,152)	(541,750)
				$(46,385,240)	$(897,770)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 139

Repurchase Agreements(a)(b) (127.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $13,857,104	$13,857,000	$13,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,857,000)		13,857,000
TOTAL INVESTMENT SECURITIES (Cost $13,857,000)—127.4%		13,857,000
Net other assets (liabilities)—(27.4)%		(2,977,367)
NET ASSETS—100.0%		$10,879,633

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,847,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	15	9/21/15	$1,853,250	$39,576

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/27/15	0.45%	$(6,878,798)	$(153,614)
Russell 2000 Index	UBS AG	8/27/15	0.45%	(2,131,902)	(55,474)
				$(9,010,700)	$(209,088)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

140 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (7.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $3,489,026	$3,489,000	$3,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,489,000)		3,489,000
TOTAL INVESTMENT SECURITIES (Cost $3,489,000)—7.0%		3,489,000
Net other assets (liabilities)—93.0%(c)		46,413,338
NET ASSETS—100.0%		$49,902,338

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $643,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Amount includes $46,840,698 of net capital shares receivable as of July 31, 2015.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	32	9/21/15	$2,934,720	$(17,281)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/15	(0.35)%	$(25,113,723)	$(310,817)
NASDAQ-100 Index	UBS AG	8/27/15	(0.25)%	(21,840,320)	(228,493)
				$(46,954,043)	$(539,310)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 141

Repurchase Agreements(a)(b) (102.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $13,006,098	$13,006,000	$13,006,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,006,000)		13,006,000
TOTAL INVESTMENT SECURITIES (Cost $13,006,000)—102.7%		13,006,000
Net other assets (liabilities)—(2.7)%		(340,378)
NET ASSETS—100.0%		$12,665,622

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $3,488,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	9/21/15	$1,573,875	$(4,152)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/27/15	(0.30)%	$(17,479,340)	$(268,097)
S&P 500	UBS AG	8/27/15	(0.30)%	(6,257,830)	(141,571)
				$(23,737,170)	$(409,668)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

142 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (93.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $2,244,017	$2,244,000	$2,244,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,244,000)		2,244,000
TOTAL INVESTMENT SECURITIES (Cost $2,244,000)—93.5%		2,244,000
Net other assets (liabilities)—6.5%		156,379
NET ASSETS—100.0%		$2,400,379

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $978,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/21/15	$149,970	$2,669

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/27/15	(0.10)%	$(1,644,345)	$(29,235)
S&P MidCap 400	UBS AG	8/27/15	(0.05)%	(3,008,035)	(100,427)
				$(4,652,380)	$(129,662)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 143

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $8,425,063	$8,425,000	$8,425,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,425,000)		8,425,000
TOTAL INVESTMENT SECURITIES (Cost $8,425,000)—98.0%		8,425,000
Net other assets (liabilities)—2.0%		173,874
NET ASSETS—100.0%		$8,598,874

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,705,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	15	9/21/15	$1,853,250	$37,500

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/27/15	0.45%	$(11,795,944)	$(229,152)
Russell 2000 Index	UBS AG	8/27/15	0.45%	(3,527,824)	(91,072)
				$(15,323,768)	$(320,224)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

144 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (92.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $3,857,029	$3,857,000	$3,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,857,000)		3,857,000
TOTAL INVESTMENT SECURITIES (Cost $3,857,000)—92.3%		3,857,000
Net other assets (liabilities)—7.7%		321,709
NET ASSETS—100.0%		$4,178,709

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,027,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	7	9/21/15	$616,525	$4,366

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/27/15	(0.45)%	$(4,299,837)	$(74,511)
Dow Jones Industrial Average	UBS AG	8/27/15	(0.25)%	(3,428,580)	(27,515)
				$(7,728,417)	$(102,026)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 145

Repurchase Agreements(a)(b) (60.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $7,307,055	$7,307,000	$7,307,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,307,000)		7,307,000
TOTAL INVESTMENT SECURITIES (Cost $7,307,000)—60.9%		7,307,000
Net other assets (liabilities)—39.1%		4,685,695
NET ASSETS—100.0%		$11,992,695

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $2,706,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	22	9/21/15	$2,017,620	$(32,825)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/27/15	(0.35)%	$(11,012,137)	$(140,034)
NASDAQ-100 Index	UBS AG	8/27/15	(0.25)%	(10,962,057)	(204,825)
				$(21,974,194)	$(344,859)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

146 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (109.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $6,580,049	$6,580,000	$6,580,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,580,000)		6,580,000
TOTAL INVESTMENT SECURITIES (Cost $6,580,000)—109.7%		6,580,000
Net other assets (liabilities)—(9.7)%		(581,488)
NET ASSETS—100.0%		$5,998,512

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $885,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/27/15	0.25%	$(1,519,303)	$(32,775)
MSCI EAFE Index	UBS AG	8/27/15	0.15%	(10,525,037)	(388,758)
				$(12,044,340)	$(421,533)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 147

Repurchase Agreements(a)(b) (132.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $8,611,065	$8,611,000	$8,611,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,611,000)		8,611,000
TOTAL INVESTMENT SECURITIES (Cost $8,611,000)—132.9%		8,611,000
Net other assets (liabilities)—(32.9)%		(2,131,560)
NET ASSETS—100.0%		$6,479,440

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $787,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/27/15	0.35%	$(3,756,477)	$(59,700)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/27/15	0.30%	(9,225,740)	(300,040)
				$(12,982,217)	$(359,740)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

148 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (109.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $7,160,054	$7,160,000	$7,160,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,160,000)		7,160,000
TOTAL INVESTMENT SECURITIES (Cost $7,160,000)—109.8%		7,160,000
Net other assets (liabilities)—(9.8)%		(642,012)
NET ASSETS—100.0%		$6,517,988

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $392,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/27/15	0.45%	$(1,597,333)	$(47,994)
BNY Mellon Latin America 35 ADR Index	UBS AG	8/27/15	0.40%	(11,270,259)	(347,878)
				$(12,867,592)	$(395,872)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 149

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $4,490,034	$4,490,000	$4,490,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,490,000)		4,490,000
TOTAL INVESTMENT SECURITIES (Cost $4,490,000)—101.4%		4,490,000
Net other assets (liabilities)—(1.4)%		(63,258)
NET ASSETS—100.0%		$4,426,742

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $287,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/27/15	0.85%	$(1,758,582)	$(1,399)
BNY Mellon China Select ADR Index	UBS AG	8/27/15	1.30%	(7,095,457)	(22,779)
				$(8,854,039)	$(24,178)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

150 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a) (94.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $977,007	$977,000	$977,000
TOTAL REPURCHASE AGREEMENTS (Cost $977,000)		977,000
TOTAL INVESTMENT SECURITIES (Cost $977,000)—94.0%		977,000
Net other assets (liabilities)—6.0%		61,846
NET ASSETS—100.0%		$1,038,846

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	20	9/11/15	$2,057,000	$3,744

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 151

Common Stocks (73.3%)

	Shares	Value
Associated Banc-Corp. (Banks)	5,226	$103,004
BancorpSouth, Inc. (Banks)	2,992	75,608
Bank of America Corp. (Banks)	366,197	6,547,602
Bank of Hawaii Corp. (Banks)	1,609	108,559
BankUnited, Inc. (Banks)	3,516	128,404
BB&T Corp. (Banks)	27,142	1,093,008
BOK Financial Corp. (Banks)	796	52,902
Capitol Federal Financial, Inc. (Savings & Loans)	4,598	55,268
Cathay General Bancorp (Banks)	2,577	82,747
Citigroup, Inc. (Banks)	105,821	6,186,296
Citizens Financial Group, Inc. (Banks)	9,375	244,406
City National Corp. (Banks)	1,696	152,487
Comerica, Inc. (Banks)	6,299	298,762
Commerce Bancshares, Inc. (Banks)	2,948	138,821
Cullen/Frost Bankers, Inc. (Banks)	1,818	131,714
East West Bancorp, Inc. (Banks)	5,083	227,515
F.N.B. Corp. (Banks)	6,028	83,126
Fifth Third Bancorp (Banks)	28,207	594,321
First Financial Bankshares, Inc. (Banks)	2,188	74,348
First Horizon National Corp. (Banks)	8,126	128,804
First Niagara Financial Group, Inc. (Savings & Loans)	12,328	119,705
First Republic Bank (Banks)	4,675	298,218
FirstMerit Corp. (Banks)	5,872	110,041
Fulton Financial Corp. (Banks)	6,074	78,719
Glacier Bancorp, Inc. (Banks)	2,599	73,032
Hancock Holding Co. (Banks)	2,643	77,228
Hudson City Bancorp, Inc. (Savings & Loans)	16,728	172,466
Huntington Bancshares, Inc. (Banks)	28,181	328,872
IBERIABANK Corp. (Banks)	1,222	78,880
International Bancshares Corp. (Banks)	2,071	55,772
Investors Bancorp, Inc. (Savings & Loans)	11,917	145,149
JPMorgan Chase & Co. (Banks)	129,364	8,865,316
KeyCorp (Banks)	29,518	438,047
M&T Bank Corp. (Banks)	4,664	611,684
MB Financial, Inc. (Banks)	2,195	74,850
New York Community Bancorp, Inc. (Savings & Loans)	15,432	293,671
PacWest Bancorp (Banks)	3,414	158,034
People’s United Financial, Inc. (Savings & Loans)	10,727	174,528
PNC Financial Services Group, Inc. (Banks)	17,996	1,766,847
Popular, Inc.* (Banks)	3,517	107,691
PrivateBancorp, Inc. (Banks)	2,511	103,805
Prosperity Bancshares, Inc. (Banks)	2,116	115,512
Regions Financial Corp. (Banks)	46,635	484,538
Signature Bank* (Banks)	1,742	253,618
SunTrust Banks, Inc. (Banks)	17,965	796,568
SVB Financial Group* (Banks)	1,749	250,282
Synovus Financial Corp. (Banks)	4,668	147,135
TCF Financial Corp. (Banks)	5,930	97,608
Texas Capital Bancshares, Inc.* (Banks)	1,648	97,133
Trustmark Corp. (Banks)	2,452	58,946
U.S. Bancorp (Banks)	61,853	2,796,374
UMB Financial Corp. (Banks)	1,356	74,336
Umpqua Holdings Corp. (Banks)	7,687	136,367
United Bankshares, Inc. (Banks)	2,184	88,518
Valley National Bancorp (Banks)	7,693	76,315
Washington Federal, Inc. (Savings & Loans)	3,357	78,151
Webster Financial Corp. (Banks)	3,082	119,150
Wells Fargo & Co. (Banks)	163,424	9,457,348
Wintrust Financial Corp. (Banks)	1,679	90,532
Zions Bancorp (Banks)	7,166	223,508
TOTAL COMMON STOCKS (Cost $40,076,180)		46,082,196

Repurchase Agreements(a)(b) (26.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $16,504,124	$16,504,000	$16,504,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,504,000)		16,504,000
TOTAL INVESTMENT SECURITIES (Cost $56,580,180)—99.5%		62,586,196
Net other assets (liabilities)—0.5%		319,027
NET ASSETS—100.0%		$62,905,223

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $10,126,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/24/15	0.65%	$24,912,444	$(188,002)
Dow Jones U.S. Banks Index	UBS AG	8/24/15	0.50%	23,289,035	(196,377)
				$48,201,479	$(384,379)

^                       Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

152 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Banks UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Banks	$45,043,258	71.6%
Savings & Loans	1,038,938	1.7%
Other**	16,823,027	26.7%
Total	$62,905,223	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 153

Common Stocks (76.2%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	3,115	$443,919
Airgas, Inc. (Chemicals)	1,095	111,712
Albemarle Corp. (Chemicals)	1,808	97,994
Alcoa, Inc. (Mining)	21,111	208,365
Allegheny Technologies, Inc. (Iron/Steel)	1,761	37,545
Ashland, Inc. (Chemicals)	1,003	114,663
Axiall Corp. (Chemicals)	1,130	33,256
Cabot Corp. (Chemicals)	1,021	35,919
Carpenter Technology Corp. (Iron/Steel)	812	30,482
Celanese Corp. (Chemicals)	2,470	162,822
CF Industries Holdings, Inc. (Chemicals)	3,794	224,605
Chemtura Corp.* (Chemicals)	1,081	29,652
Cliffs Natural Resources, Inc. (Iron/Steel)	2,471	6,227
Commercial Metals Co. (Iron/Steel)	1,865	28,740
Compass Minerals International, Inc. (Mining)	542	43,360
CONSOL Energy, Inc. (Coal)	3,690	60,959
Cytec Industries, Inc. (Chemicals)	1,151	85,439
Domtar Corp. (Forest Products & Paper)	1,031	41,920
E.I. du Pont de Nemours & Co. (Chemicals)	14,591	813,593
Eastman Chemical Co. (Chemicals)	2,400	188,160
Ecolab, Inc. (Chemicals)	4,318	500,068
FMC Corp. (Chemicals)	2,154	104,555
Freeport-McMoRan, Inc. (Mining)	16,762	196,954
H.B. Fuller Co. (Chemicals)	813	32,569
Huntsman Corp. (Chemicals)	3,282	62,358
International Flavors & Fragrances, Inc. (Chemicals)	1,303	150,614
International Paper Co. (Forest Products & Paper)	6,817	326,330
KapStone Paper & Packaging Corp. (Packaging & Containers)	1,365	31,941
LyondellBasell Industries N.V.— Class A (Chemicals)	6,334	594,319
Minerals Technologies, Inc. (Chemicals)	561	36,325
Monsanto Co. (Chemicals)	7,674	781,904
NewMarket Corp. (Chemicals)	171	68,008
Newmont Mining Corp. (Mining)	8,526	146,391
Nucor Corp. (Iron/Steel)	5,143	227,012
Olin Corp. (Chemicals)	1,248	28,692
Peabody Energy Corp. (Coal)	4,476	5,371
Platform Specialty Products Corp.* (Chemicals)	2,115	49,216
PolyOne Corp. (Chemicals)	1,439	49,315
Polypore International, Inc.* (Miscellaneous Manufacturing)	720	43,286
PPG Industries, Inc. (Chemicals)	4,381	474,813
Praxair, Inc. (Chemicals)	4,646	530,294
Reliance Steel & Aluminum Co. (Iron/Steel)	1,197	72,538
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,529	15,107
Royal Gold, Inc. (Mining)	1,052	53,042
RPM International, Inc. (Chemicals)	2,148	100,677
Sensient Technologies Corp. (Chemicals)	752	51,429
Sigma-Aldrich Corp. (Chemicals)	1,925	268,749
Steel Dynamics, Inc. (Iron/Steel)	3,898	78,077
Stillwater Mining Co.* (Mining)	1,948	18,545
The Chemours Co. (Chemicals)	2,919	31,875
The Dow Chemical Co. (Chemicals)	17,470	822,137
The Mosaic Co. (Chemicals)	5,004	214,872
The Scotts Miracle-Gro Co.— Class A (Housewares)	721	43,541
TimkenSteel Corp. (Metal Fabricate/Hardware)	606	11,290
United States Steel Corp. (Iron/Steel)	2,347	45,696
W.R. Grace & Co.* (Chemicals)	1,175	118,593
Westlake Chemical Corp. (Chemicals)	664	41,480
Worthington Industries, Inc. (Iron/Steel)	781	21,134
TOTAL COMMON STOCKS (Cost $6,517,793)		9,248,449

Repurchase Agreements(a)(b) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $2,962,022	$2,962,000	$2,962,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,962,000)		2,962,000
TOTAL INVESTMENT SECURITIES (Cost $9,479,793) — 100.6%		12,210,449
Net other assets (liabilities) — (0.6)%		(69,490)
NET ASSETS—100.0%		$12,140,959

*       Non-income producing security

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,858,000.

(b)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/24/15	0.65%	$3,661,120	$(23,525)
Dow Jones U.S. Basic Materials Index	UBS AG	8/24/15	0.45%	5,287,104	(24,828)
				$8,948,224	$(48,353)

^      Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

154 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Chemicals	$7,454,596	61.3%
Coal	66,330	0.5%
Forest Products & Paper	383,357	3.2%
Housewares	43,541	0.4%
Iron/Steel	547,451	4.5%
Metal Fabricate/Hardware	11,290	0.1%
Mining	666,657	5.5%
Miscellaneous Manufacturing	43,286	0.4%
Packaging & Containers	31,941	0.3%
Other**	2,892,510	23.8%
Total	$12,140,959	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 155

Common Stocks (67.2%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	1,112,914	$77,915,109
Alexion Pharmaceuticals, Inc.* (Biotechnology)	144,871	28,603,330
Alkermes PLC* (Pharmaceuticals)	96,242	6,738,865
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	47,461	6,047,955
Amgen, Inc. (Biotechnology)	492,052	86,891,463
Baxalta, Inc.* (Pharmaceuticals)	352,278	11,565,287
Biogen, Inc.* (Biotechnology)	152,203	48,519,272
BioMarin Pharmaceutical, Inc.* (Biotechnology)	103,799	15,182,680
Bio-Techne Corp. (Healthcare-Products)	24,025	2,627,854
Celgene Corp.* (Biotechnology)	513,342	67,376,138
Cepheid* (Healthcare-Products)	46,405	2,579,654
Charles River Laboratories International, Inc.* (Biotechnology)	30,681	2,381,459
Gilead Sciences, Inc. (Biotechnology)	951,079	112,094,172
Illumina, Inc.* (Biotechnology)	93,258	20,451,479
Incyte Corp.* (Biotechnology)	105,488	11,000,289
Intercept Pharmaceuticals, Inc.* (Biotechnology)	8,899	2,347,645
Isis Pharmaceuticals, Inc.* (Biotechnology)	77,428	4,253,120
MannKind Corp.* (Pharmaceuticals)	169,674	727,901
Medivation, Inc.* (Biotechnology)	50,948	5,366,353
Myriad Genetics, Inc.* (Biotechnology)	45,002	1,535,468
PDL BioPharma, Inc. (Biotechnology)	106,187	618,008
Puma Biotechnology, Inc.* (Biotechnology)	13,896	1,258,978
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	52,657	4,039,845
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	48,833	27,036,879
Seattle Genetics, Inc.* (Biotechnology)	65,493	3,135,150
United Therapeutics Corp.* (Biotechnology)	29,867	5,058,275
Vertex Pharmaceuticals, Inc.* (Biotechnology)	157,716	21,291,660
TOTAL COMMON STOCKS (Cost $341,685,056)		576,644,288

Repurchase Agreements(a)(b) (34.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $299,012,248	$299,010,000	$299,010,000
TOTAL REPURCHASE AGREEMENTS (Cost $299,010,000)		299,010,000
TOTAL INVESTMENT SECURITIES (Cost $640,695,056)—102.1%		875,654,288
Net other assets (liabilities)—(2.1)%		(17,941,383)
NET ASSETS—100.0%		$857,712,905

*      Non-income producing security

(a)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $154,405,000.

(b)   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/24/15	0.65%	$357,649,418	$(7,598,166)
Dow Jones U.S. Biotechnology Index	UBS AG	8/24/15	0.50%	351,167,033	(7,834,168)
				$708,816,451	$(15,432,334)

^      Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Biotechnology	$470,449,773	54.8%
Healthcare-Products	5,207,508	0.6%
Pharmaceuticals	100,987,007	11.8%
Other**	281,068,617	32.8%
Total	$857,712,905	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

156 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (61.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	8,698	$224,321
Altria Group, Inc. (Agriculture)	34,123	1,855,609
Archer-Daniels-Midland Co. (Agriculture)	10,715	508,105
Autoliv, Inc. (Auto Parts & Equipment)	1,509	158,747
Avon Products, Inc. (Cosmetics/Personal Care)	7,531	42,701
B&G Foods, Inc.—Class A (Food)	1,004	29,648
BorgWarner, Inc. (Auto Parts & Equipment)	3,860	191,881
Brown-Forman Corp.—Class B (Beverages)	2,681	290,647
Brunswick Corp. (Leisure Time)	1,662	88,236
Bunge, Ltd. (Agriculture)	2,506	200,104
Campbell Soup Co. (Food)	3,023	149,064
Carter’s, Inc. (Apparel)	849	86,097
Church & Dwight Co., Inc. (Household Products/Wares)	2,330	201,149
Coach, Inc. (Retail)	4,842	151,070
Coca-Cola Enterprises, Inc. (Beverages)	3,686	188,281
Colgate-Palmolive Co. (Cosmetics/Personal Care)	14,725	1,001,594
ConAgra Foods, Inc. (Food)	7,368	324,634
Constellation Brands, Inc. (Beverages)	2,999	359,940
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	994	32,732
D.R. Horton, Inc. (Home Builders)	5,844	173,509
Dana Holding Corp. (Auto Parts & Equipment)	2,842	52,748
Darling Ingredients, Inc.* (Food)	2,847	36,584
Dean Foods Co. (Food)	1,667	29,673
Deckers Outdoor Corp.* (Apparel)	514	37,460
Delphi Automotive PLC (Auto Parts & Equipment)	5,017	391,726
Dr. Pepper Snapple Group, Inc. (Beverages)	3,342	268,095
Edgewell Personal Care Co. (Cosmetics/Personal Care)	1,016	97,241
Electronic Arts, Inc.* (Software)	5,360	383,509
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,016	39,126
Flowers Foods, Inc. (Food)	3,183	68,944
Ford Motor Co. (Auto Manufacturers)	69,066	1,024,249
Fossil Group, Inc.* (Distribution/Wholesale)	682	46,888
General Mills, Inc. (Food)	10,366	603,405
General Motors Co. (Auto Manufacturers)	23,419	737,933
Gentex Corp. (Electronics)	5,172	83,166
Genuine Parts Co. (Distribution/Wholesale)	2,671	237,584
Hanesbrands, Inc. (Apparel)	7,016	217,706
Harley-Davidson, Inc. (Leisure Time)	3,671	214,019
Harman International Industries, Inc. (Home Furnishings)	1,181	127,146
Hasbro, Inc. (Toys/Games/Hobbies)	1,997	157,244
Herbalife, Ltd.* (Pharmaceuticals)	1,173	59,225
Herman Miller, Inc. (Office Furnishings)	1,009	28,292
HNI Corp. (Office Furnishings)	826	40,962
Hormel Foods Corp. (Food)	2,341	138,611
Iconix Brand Group, Inc.* (Apparel)	835	18,145
Ingredion, Inc. (Food)	1,182	104,252
Jarden Corp.* (Leisure Time)	3,356	184,580
Johnson Controls, Inc. (Auto Parts & Equipment)	11,373	518,154
Kate Spade & Co.* (Retail)	2,181	43,882
Kellogg Co. (Food)	4,349	287,773
Keurig Green Mountain, Inc. (Beverages)	2,007	150,605
Kimberly-Clark Corp. (Household Products/Wares)	6,350	730,060
Lancaster Colony Corp. (Food)	335	31,225
Lear Corp. (Auto Parts & Equipment)	1,340	139,454
Leggett & Platt, Inc. (Home Furnishings)	2,350	112,354
Lennar Corp.—Class A (Home Builders)	3,165	167,872
Leucadia National Corp. (Holding Companies-Diversified)	5,512	129,642
LKQ Corp.* (Distribution/Wholesale)	5,341	168,028
lululemon athletica, Inc.* (Retail)	1,836	115,411
Mattel, Inc. (Toys/Games/Hobbies)	5,857	135,941
McCormick & Co., Inc. (Food)	2,182	178,946
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	3,513	310,514
Michael Kors Holdings, Ltd.* (Apparel)	3,502	147,049
Mohawk Industries, Inc.* (Textiles)	1,016	204,815
Molson Coors Brewing Co.—Class B (Beverages)	2,832	201,468
Mondelez International, Inc.—Class A (Food)	28,262	1,275,464
Monster Beverage Corp.* (Beverages)	2,514	386,025
Newell Rubbermaid, Inc. (Housewares)	4,680	202,551
NIKE, Inc.—Class B (Apparel)	12,050	1,388,401
Nu Skin Enterprises, Inc.—Class A (Retail)	1,008	39,967
NVR, Inc.* (Home Builders)	11	16,390
PepsiCo, Inc. (Beverages)	25,596	2,466,176
Philip Morris International, Inc. (Agriculture)	26,922	2,302,639
Polaris Industries, Inc. (Leisure Time)	1,013	138,842
Pool Corp. (Distribution/Wholesale)	823	57,956
Post Holdings, Inc.* (Food)	995	53,471
PulteGroup, Inc. (Home Builders)	5,688	117,855
PVH Corp. (Retail)	1,494	173,364
Ralph Lauren Corp. (Apparel)	1,011	127,275
Reynolds American, Inc. (Agriculture)	7,196	617,345
Skechers U.S.A., Inc.*—Class A (Apparel)	676	101,704
Snap-on, Inc. (Hand/Machine Tools)	1,005	165,624
Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,675	282,186
Steven Madden, Ltd.* (Apparel)	998	41,597
Take-Two Interactive Software, Inc.* (Software)	1,499	47,338
Tempur Sealy International, Inc.* (Home Furnishings)	1,013	76,532
Tenneco, Inc.* (Auto Parts & Equipment)	1,014	50,507
Tesla Motors, Inc.* (Auto Manufacturers)	1,675	445,801
The Clorox Co. (Household Products/Wares)	2,331	260,932
The Coca-Cola Co. (Beverages)	68,078	2,796,645
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	3,852	343,252
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	4,683	141,099
The Hain Celestial Group, Inc.* (Food)	1,830	124,403
The Hershey Co. (Food)	2,515	233,618
The JM Smucker Co.—Class A (Food)	1,674	186,969
The Kraft Heinz Co. (Food)	10,216	811,866
The Middleby Corp.* (Machinery-Diversified)	1,002	122,945
The Procter & Gamble Co. (Cosmetics/Personal Care)	47,155	3,616,788
The Ryland Group, Inc. (Home Builders)	832	37,831
The WhiteWave Foods Co.* (Food)	3,015	155,634
Thor Industries, Inc. (Home Builders)	829	46,325
TiVo, Inc.* (Home Furnishings)	1,675	16,683
Toll Brothers, Inc.* (Home Builders)	2,833	110,260
TopBuild Corp.* (Engineering & Construction)	669	19,240
TreeHouse Foods, Inc.* (Food)	681	55,815
Tupperware Brands Corp. (Housewares)	841	49,173
Tyson Foods, Inc.—Class A (Food)	5,025	222,859

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 157

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Apparel)	2,856	$283,686
V.F. Corp. (Apparel)	5,862	451,902
Vista Outdoor, Inc.* (Retail)	1,160	54,717
Visteon Corp.* (Auto Parts & Equipment)	826	82,212
WABCO Holdings, Inc.* (Auto Parts & Equipment)	994	122,729
Whirlpool Corp. (Home Furnishings)	1,342	238,514
Wolverine World Wide, Inc. (Apparel)	1,832	53,714
TOTAL COMMON STOCKS (Cost $34,436,430)		36,674,596

Repurchase Agreements(a)(b) (36.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $21,650,163	$21,650,000	$21,650,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,650,000)		21,650,000
TOTAL INVESTMENT SECURITIES (Cost $56,086,430)—98.3%		58,324,596
Net other assets (liabilities)—1.7%		1,003,486
NET ASSETS—100.0%		$59,328,082

*      Non-income producing security

(a)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $10,659,000.

(b)   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/24/15	0.65%	$31,408,924	$164,193
Dow Jones U.S. Consumer Goods Index	UBS AG	8/24/15	0.50%	22,395,276	132,964
				$53,804,200	$297,157

^      Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Agriculture	$5,483,802	9.2%
Apparel	2,954,736	5.0%
Auto Manufacturers	2,207,983	3.7%
Auto Parts & Equipment	1,881,989	3.2%
Beverages	7,107,882	12.0%
Cosmetics/Personal Care	5,101,576	8.6%
Distribution/Wholesale	510,456	0.9%
Electrical Components & Equipment	39,126	0.1%
Electronics	83,166	0.1%
Engineering & Construction	19,240	NM
Food	5,102,858	8.6%
Hand/Machine Tools	447,810	0.8%
Holding Companies-Diversified	129,642	0.2%
Home Builders	670,042	1.1%
Home Furnishings	571,229	1.0%
Household Products/Wares	1,192,141	2.0%
Housewares	251,724	0.4%
Leisure Time	625,677	1.1%
Machinery-Diversified	122,945	0.2%
Office Furnishings	69,254	0.1%
Pharmaceuticals	369,739	0.6%
Retail	578,411	1.0%
Software	655,168	1.1%
Textiles	204,815	0.3%
Toys/Games/Hobbies	293,185	0.5%
Other**	22,653,486	38.2%
Total	$59,328,082	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

158 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (68.6%)

	Shares		Value
Aaron’s, Inc. (Commercial Services)	1,476		$54,582
Abercrombie & Fitch Co.—Class A (Retail)	1,590		31,943
Acxiom Corp.* (Software)	1,786		31,987
Advance Auto Parts, Inc. (Retail)	1,672		291,279
Alaska Air Group, Inc. (Airlines)	2,963		224,447
Amazon.com, Inc.* (Internet)	8,727		4,678,981
AMC Networks, Inc.*—Class A (Media)	1,355		114,118
American Airlines Group, Inc. (Airlines)	15,832		634,863
American Eagle Outfitters, Inc. (Retail)	4,019		71,337
AmerisourceBergen Corp. (Pharmaceuticals)	4,769		504,322
ANN, Inc.* (Retail)	1,051		48,083
Apollo Education Group, Inc.*—Class A (Commercial Services)	2,204		28,233
Asbury Automotive Group, Inc.* (Retail)	623		55,011
Ascena Retail Group, Inc.* (Retail)	3,017		37,773
AT&T, Inc. (Telecommunications)	—	†	3
AutoNation, Inc.* (Retail)	1,720		107,225
AutoZone, Inc.* (Retail)	725		508,182
Avis Budget Group, Inc.* (Commercial Services)	2,428		105,448
Bed Bath & Beyond, Inc.* (Retail)	3,915		255,375
Best Buy Co., Inc. (Retail)	6,691		216,052
Big Lots, Inc. (Retail)	1,232		53,198
Brinker International, Inc. (Retail)	1,397		83,680
Buffalo Wild Wings, Inc.* (Retail)	434		84,882
Cabela’s, Inc.* (Retail)	1,096		48,695
Cable One, Inc.* (Media)	101		41,937
Cablevision Systems Corp.—Class A (Media)	5,038		142,172
Cardinal Health, Inc. (Pharmaceuticals)	7,560		642,449
CarMax, Inc.* (Retail)	4,781		308,422
Carnival Corp.—Class A (Leisure Time)	10,307		549,260
Casey’s General Stores, Inc. (Retail)	885		90,460
CBS Corp.—Class B (Media)	10,347		553,254
Charter Communications, Inc.*—Class A (Media)	1,894		352,019
Chemed Corp. (Healthcare-Services)	390		57,899
Chico’s FAS, Inc. (Retail)	3,276		49,861
Chipotle Mexican Grill, Inc.* (Retail)	710		526,983
Choice Hotels International, Inc. (Lodging)	790		40,021
Cinemark Holdings, Inc. (Entertainment)	2,401		94,744
Comcast Corp.—Class A (Media)	57,441		3,584,893
Copart, Inc.* (Retail)	2,602		93,750
Costco Wholesale Corp. (Retail)	10,044		1,459,393
Cracker Barrel Old Country Store, Inc. (Retail)	548		83,236
CST Brands, Inc. (Retail)	1,761		66,707
CVS Health Corp. (Retail)	25,786		2,900,151
Darden Restaurants, Inc. (Retail)	2,875		212,060
Delta Air Lines, Inc. (Airlines)	18,769		832,218
DeVry Education Group, Inc. (Commercial Services)	1,311		39,828
Dick’s Sporting Goods, Inc. (Retail)	2,220		113,176
Dillard’s, Inc.—Class A (Retail)	565		57,562
Discovery Communications, Inc.*—Class A (Media)	3,409		112,565
Discovery Communications, Inc.*—Class C (Media)	5,967		180,800
DISH Network Corp.*—Class A (Media)	4,845		313,035
Dolby Laboratories, Inc.—Class A (Entertainment)	1,004		35,291
Dollar General Corp. (Retail)	6,790		545,712
Dollar Tree, Inc.* (Retail)	5,097		397,719
Domino’s Pizza, Inc. (Retail)	1,261		143,552
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,667		40,191
DSW, Inc.—Class A (Retail)	1,609		52,325
Dunkin’ Brands Group, Inc. (Retail)	2,199		118,504
Expedia, Inc. (Internet)	2,279		276,762
FactSet Research Systems, Inc. (Media)	888		147,106
Foot Locker, Inc. (Retail)	3,196		225,478
GameStop Corp.—Class A (Retail)	2,439		111,828
Gannett Co., Inc.* (Media)	2,592		32,789
Genesco, Inc.* (Retail)	549		35,515
GNC Holdings, Inc.—Class A (Retail)	1,979		97,387
Graham Holdings Co.—Class B (Commercial Services)	101		69,646
Grand Canyon Education, Inc.* (Commercial Services)	1,076		46,731
Group 1 Automotive, Inc. (Retail)	488		47,321
Groupon, Inc.* (Internet)	9,742		46,956
Guess?, Inc. (Retail)	1,469		32,156
H & R Block, Inc. (Commercial Services)	6,290		209,394
Hertz Global Holdings, Inc.* (Commercial Services)	10,231		173,825
Hilton Worldwide Holdings, Inc.* (Lodging)	11,960		321,126
HSN, Inc. (Retail)	743		54,618
Hyatt Hotels Corp.*—Class A (Lodging)	1,262		70,457
IHS, Inc.*—Class A (Computers)	1,572		196,547
J.C. Penney Co., Inc.* (Retail)	6,980		57,515
Jack in the Box, Inc. (Retail)	854		81,130
JetBlue Airways Corp.* (Airlines)	6,014		138,202
John Wiley & Sons, Inc. (Media)	1,060		56,191
KAR Auction Services, Inc. (Commercial Services)	3,240		126,133
Kohl’s Corp. (Retail)	4,522		277,289
L Brands, Inc. (Retail)	5,605		452,436
Las Vegas Sands Corp. (Lodging)	8,392		470,288
Liberty Broadband Corp.*—Class A (Media)	567		30,601
Liberty Broadband Corp.*—Class C (Media)	1,483		79,385
Liberty Global PLC*—Class A (Media)	5,743		301,278
Liberty Global PLC*—Class C (Media)	13,528		664,766
Liberty Interactive Corp.* (Retail)	10,044		291,778
Liberty LiLAC Group*—Class A (Media)	287		12,272
Liberty LiLAC Group*—Class C (Media)	676		28,764
Liberty Media Corp.* (Media)	2,270		85,806
Liberty Media Corp.*—Class C (Media)	4,502		169,725
Liberty TripAdvisor Holdings, Inc.*—Class A (Leisure Time)	1,607		47,069
Liberty Ventures* (Internet)	3,044		126,265
Lions Gate Entertainment Corp. (Entertainment)	2,194		85,961
Lithia Motors, Inc.—Class A (Retail)	524		62,718
Live Nation Entertainment, Inc.* (Commercial Services)	3,335		87,444
Lowe’s Cos., Inc. (Retail)	21,314		1,478,339
Lumber Liquidators Holdings, Inc.* (Retail)	619		11,947
Macy’s, Inc. (Retail)	7,688		530,933
Marriott International, Inc.—Class A (Lodging)	4,713		342,222
Marriott Vacations Worldwide Corp. (Entertainment)	631		52,752
McDonald’s Corp. (Retail)	21,905		2,187,433
McKesson Corp. (Pharmaceuticals)	5,292		1,167,257
Meredith Corp. (Media)	836		40,061

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 159

Common Stocks, continued

	Shares	Value
MGM Resorts International* (Lodging)	9,393	$184,291
Murphy USA, Inc.* (Oil & Gas)	972	53,227
Netflix, Inc.* (Internet)	9,695	1,108,235
News Corp.*—Class A (Media)	11,443	168,555
Nielsen N.V. (Media)	8,435	408,760
Nordstrom, Inc. (Retail)	3,222	245,871
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	3,150	196,623
Office Depot, Inc.* (Retail)	11,265	90,120
Omnicare, Inc. (Pharmaceuticals)	2,214	214,426
Omnicom Group, Inc. (Advertising)	5,583	408,006
O’Reilly Automotive, Inc.* (Retail)	2,308	554,635
Panera Bread Co.*—Class A (Retail)	580	118,390
Pier 1 Imports, Inc. (Retail)	2,060	24,329
Regal Entertainment Group—Class A (Entertainment)	1,820	37,492
Restoration Hardware Holdings, Inc.* (Retail)	831	84,313
Rite Aid Corp.* (Retail)	21,016	187,253
Rollins, Inc. (Commercial Services)	2,199	63,771
Ross Stores, Inc. (Retail)	9,456	502,681
Royal Caribbean Cruises, Ltd. (Leisure Time)	3,769	338,645
Sally Beauty Holdings, Inc.* (Retail)	2,919	86,957
Scripps Networks Interactive, Inc.—Class A (Media)	2,172	135,924
Sears Holdings Corp.* (Retail)	1,144	24,653
Service Corp. International (Commercial Services)	4,618	140,895
Shutterfly, Inc.* (Internet)	863	37,325
Signet Jewelers, Ltd. (Retail)	1,831	221,954
Sinclair Broadcast Group, Inc.—Class A (Media)	1,614	46,838
Sirius XM Holdings, Inc.* (Media)	58,782	232,777
Six Flags Entertainment Corp. (Entertainment)	2,038	95,053
Sotheby’s—Class A (Commercial Services)	1,413	59,106
Southwest Airlines Co. (Airlines)	15,272	552,846
Spirit Airlines, Inc.* (Airlines)	1,668	99,780
Sprouts Farmers Market, Inc.* (Food)	3,294	80,769
Staples, Inc. (Retail)	14,641	215,369
Starbucks Corp. (Retail)	34,291	1,986,478
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,905	310,291
Starz* (Media)	1,933	78,190
Sysco Corp. (Food)	13,569	492,690
Target Corp. (Retail)	14,591	1,194,273
TEGNA, Inc. (Media)	5,184	151,010
The Cheesecake Factory, Inc. (Retail)	1,036	59,819
The Dun & Bradstreet Corp. (Software)	824	102,810
The Gap, Inc. (Retail)	6,009	219,208
The Home Depot, Inc. (Retail)	29,685	3,474,035
The Interpublic Group of Cos., Inc. (Advertising)	9,437	201,008
The Kroger Co. (Food)	22,404	879,134
The Madison Square Garden Co.*—Class A (Entertainment)	1,351	112,673
The Men’s Wearhouse, Inc. (Retail)	1,049	62,436
The New York Times Co.—Class A (Media)	2,998	39,634
The Priceline Group, Inc.* (Internet)	1,185	1,473,630
The TJX Cos., Inc. (Retail)	15,549	1,085,631
The Walt Disney Co. (Media)	35,674	4,280,879
The Wendy’s Co. (Retail)	5,283	54,204
Tiffany & Co. (Retail)	2,568	245,758
Time Warner Cable, Inc. (Media)	6,460	1,227,465
Time Warner, Inc. (Media)	18,844	1,659,026
Time, Inc. (Media)	2,503	55,867
Tractor Supply Co. (Retail)	3,118	288,477
Tribune Media Co.—Class A (Media)	2,167	109,412
TripAdvisor, Inc.* (Internet)	2,558	203,055
Twenty-First Century Fox, Inc.—Class A (Media)	40,436	1,394,637
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	1,468	243,732
United Continental Holdings, Inc.* (Airlines)	8,730	492,285
United Natural Foods, Inc.* (Food)	1,144	52,086
Urban Outfitters, Inc.* (Retail)	2,225	72,580
Vail Resorts, Inc. (Entertainment)	831	91,152
VCA, Inc.* (Pharmaceuticals)	1,878	115,553
Viacom, Inc.—Class B (Media)	8,165	465,405
Walgreens Boots Alliance, Inc. (Retail)	19,941	1,926,899
Wal-Mart Stores, Inc. (Retail)	36,063	2,595,815
Whole Foods Market, Inc. (Food)	8,188	298,043
Williams-Sonoma, Inc. (Retail)	1,948	164,918
Wyndham Worldwide Corp. (Lodging)	2,743	226,352
Wynn Resorts, Ltd. (Lodging)	1,863	192,317
Yelp, Inc.* (Internet)	1,453	38,359
YUM! Brands, Inc. (Retail)	9,882	867,244
TOTAL COMMON STOCKS (Cost $57,068,882)		71,145,789

Repurchase Agreements(a)(b) (30.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $31,764,239	$31,764,000	$31,764,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,764,000)		31,764,000
TOTAL INVESTMENT SECURITIES (Cost $88,832,882)—99.2%		102,909,789
Net other assets (liabilities)—0.8%		873,990
NET ASSETS—100.0%		$103,783,779

†                 Number of shares is less than 0.50

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $17,454,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

160 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/24/15	0.65%	$43,117,386	$516,559
Dow Jones U.S. Consumer Services Index	UBS AG	8/24/15	0.50%	41,268,822	508,320
				$84,386,208	$1,024,879

^ Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$609,014	0.6%
Airlines	2,974,641	2.9%
Commercial Services	1,205,036	1.2%
Computers	196,547	0.2%
Entertainment	645,309	0.6%
Food	1,802,722	1.7%
Healthcare-Services	57,899	0.1%
Internet	7,989,568	7.7%
Leisure Time	1,131,597	1.1%
Lodging	2,157,365	2.1%
Media	17,497,916	16.9%
Oil & Gas	53,227	0.1%
Pharmaceuticals	2,644,007	2.5%
Retail	32,046,141	30.8%
Software	134,797	0.1%
Telecommunications	3	NM
Other**	32,637,990	31.4%
Total	$103,783,779	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM             Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 161

Common Stocks (56.9%)

	Shares	Value
ACE, Ltd. (Insurance)	2,887	$314,020
Affiliated Managers Group, Inc.* (Diversified Financial Services)	484	100,624
Aflac, Inc. (Insurance)	3,835	245,632
Alexander & Baldwin, Inc. (Real Estate)	402	15,176
Alexandria Real Estate Equities, Inc. (REIT)	637	59,056
Alleghany Corp.* (Insurance)	142	69,030
Allied World Assurance Company Holdings, A.G. (Insurance)	844	35,667
Ally Financial, Inc.* (Diversified Financial Services)	3,873	88,188
Altisource Portfolio Solutions S.A.* (Diversified Financial Services)	132	4,311
American Campus Communities, Inc. (REIT)	993	37,059
American Capital Agency Corp. (REIT)	3,118	60,053
American Express Co. (Diversified Financial Services)	7,721	587,260
American Financial Group, Inc. (Insurance)	653	45,024
American Homes 4 Rent—Class A (REIT)	1,252	20,721
American International Group, Inc. (Insurance)	11,785	755,655
American Tower Corp. (REIT)	3,739	355,616
Ameriprise Financial, Inc. (Diversified Financial Services)	1,603	201,449
Annaly Capital Management, Inc. (REIT)	8,375	83,331
Aon PLC (Insurance)	2,490	250,917
Apartment Investment & Management Co.—Class A (REIT)	1,381	53,969
Arch Capital Group, Ltd.* (Insurance)	1,096	78,211
ARMOUR Residential REIT, Inc. (REIT)	3,158	8,969
Arthur J. Gallagher & Co. (Insurance)	1,484	70,386
Aspen Insurance Holdings, Ltd. (Insurance)	545	26,209
Associated Banc-Corp. (Banks)	1,348	26,569
Assurant, Inc. (Insurance)	600	44,760
Assured Guaranty, Ltd. (Insurance)	1,334	32,630
AvalonBay Communities, Inc. (REIT)	1,168	201,293
Axis Capital Holdings, Ltd. (Insurance)	892	51,344
BancorpSouth, Inc. (Banks)	759	19,180
Bank of America Corp. (Banks)	92,821	1,659,639
Bank of Hawaii Corp. (Banks)	385	25,976
BankUnited, Inc. (Banks)	914	33,379
BB&T Corp. (Banks)	6,871	276,695
Berkshire Hathaway, Inc.*—Class B (Insurance)	16,119	2,300,827
BioMed Realty Trust, Inc. (REIT)	1,799	38,750
BlackRock, Inc. (Diversified Financial Services)	1,122	377,351
BOK Financial Corp. (Banks)	189	12,561
Boston Properties, Inc. (REIT)	1,356	167,168
Brandywine Realty Trust (REIT)	1,590	21,894
Brown & Brown, Inc. (Insurance)	1,021	34,152
Camden Property Trust (REIT)	768	61,156
Capital One Financial Corp. (Banks)	4,829	392,598
Capitol Federal Financial, Inc. (Savings & Loans)	1,144	13,751
Cathay General Bancorp (Banks)	657	21,096
CBL & Associates Properties, Inc. (REIT)	1,507	24,624
CBOE Holdings, Inc. (Diversified Financial Services)	738	45,741
CBRE Group, Inc.*—Class A (Real Estate)	2,472	93,861
Chimera Investment Corp. (REIT)	1,817	25,856
Cincinnati Financial Corp. (Insurance)	1,307	72,159
CIT Group, Inc. (Banks)	1,538	72,348
Citigroup, Inc. (Banks)	26,817	1,567,722
Citizens Financial Group, Inc. (Banks)	2,373	61,864
City National Corp. (Banks)	428	38,481
CME Group, Inc. (Diversified Financial Services)	2,804	269,296
CNO Financial Group, Inc. (Insurance)	1,741	31,059
Colony Capital, Inc. (REIT)	992	22,538
Columbia Property Trust, Inc. (REIT)	1,105	26,697
Comerica, Inc. (Banks)	1,573	74,607
Commerce Bancshares, Inc. (Banks)	738	34,752
Communications Sales & Leasing, Inc. (REIT)	1,059	22,080
Corporate Office Properties Trust (REIT)	836	19,337
Corrections Corp. of America (REIT)	1,034	36,366
Cousins Properties, Inc. (REIT)	1,819	18,881
Crown Castle International Corp. (REIT)	2,983	244,338
CubeSmart (REIT)	1,470	38,455
Cullen/Frost Bankers, Inc. (Banks)	486	35,211
CYS Investments, Inc. (REIT)	1,398	10,848
DCT Industrial Trust, Inc. (REIT)	780	27,113
DDR Corp. (REIT)	2,649	43,179
DiamondRock Hospitality Co. (REIT)	1,774	22,370
Digital Realty Trust, Inc. (REIT)	1,200	77,124
Discover Financial Services (Diversified Financial Services)	3,911	218,273
Douglas Emmett, Inc. (REIT)	1,212	35,524
Duke Realty Corp. (REIT)	3,050	61,519
DuPont Fabros Technology, Inc. (REIT)	584	17,608
E*TRADE Financial Corp.* (Diversified Financial Services)	2,562	72,812
East West Bancorp, Inc. (Banks)	1,279	57,248
EastGroup Properties, Inc. (REIT)	286	17,217
Eaton Vance Corp. (Diversified Financial Services)	1,042	39,971
Endurance Specialty Holdings, Ltd. (Insurance)	535	37,177
EPR Properties (REIT)	505	28,846
Equinix, Inc. (REIT)	503	140,292
Equity Commonwealth* (REIT)	1,147	30,051
Equity LifeStyle Properties, Inc. (REIT)	707	40,921
Equity Residential (REIT)	3,217	240,664
Erie Indemnity Co.—Class A (Insurance)	217	18,729
Essex Property Trust, Inc. (REIT)	578	129,998
Everest Re Group, Ltd. (Insurance)	393	71,966
Extra Space Storage, Inc. (REIT)	982	72,197
F.N.B. Corp. (Banks)	1,540	21,237
Federal Realty Investment Trust (REIT)	607	83,032
Federated Investors, Inc.—Class B (Diversified Financial Services)	844	28,451
Fifth Third Bancorp (Banks)	7,158	150,819
Financial Engines, Inc. (Diversified Financial Services)	460	21,096
First American Financial Corp. (Insurance)	958	38,876
First Financial Bankshares, Inc. (Banks)	567	19,267
First Horizon National Corp. (Banks)	2,065	32,726
First Niagara Financial Group, Inc. (Savings & Loans)	3,114	30,237
First Republic Bank (Banks)	1,181	75,336
FirstMerit Corp. (Banks)	1,465	27,454
FNF Group (Diversified Financial Services)	2,456	96,005
FNFV Group* (Diversified Financial Services)	712	10,367
Forest City Enterprises, Inc.*—Class A (Real Estate)	1,725	40,279
Franklin Resources, Inc. (Diversified Financial Services)	3,447	157,011
Fulton Financial Corp. (Banks)	1,562	20,244

See accompanying notes to the financial statements.

162 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Gaming & Leisure Properties, Inc. (Entertainment)	819	$26,822
General Growth Properties, Inc. (REIT)	5,561	150,926
Genworth Financial, Inc.*—Class A (Insurance)	4,396	30,816
Glacier Bancorp, Inc. (Banks)	668	18,771
Hancock Holding Co. (Banks)	688	20,103
Hartford Financial Services Group, Inc. (Insurance)	3,711	176,458
Hatteras Financial Corp. (REIT)	855	13,902
HCC Insurance Holdings, Inc. (Insurance)	846	65,277
HCP, Inc. (REIT)	4,080	157,651
Health Care REIT, Inc. (REIT)	3,103	215,255
Healthcare Realty Trust, Inc. (REIT)	887	21,323
Healthcare Trust of America, Inc.—Class A (REIT)	1,106	27,794
Highwoods Properties, Inc. (REIT)	831	35,176
Home Properties, Inc. (REIT)	512	37,734
Hospitality Properties Trust (REIT)	1,325	36,332
Host Hotels & Resorts, Inc. (REIT)	6,697	129,788
Hudson City Bancorp, Inc. (Savings & Loans)	4,259	43,910
Huntington Bancshares, Inc. (Banks)	7,146	83,394
IBERIABANK Corp. (Banks)	297	19,171
Intercontinental Exchange, Inc. (Diversified Financial Services)	988	225,304
International Bancshares Corp. (Banks)	511	13,761
Invesco Mortgage Capital, Inc. (REIT)	1,088	15,678
Invesco, Ltd. (Diversified Financial Services)	3,807	146,950
Investors Bancorp, Inc. (Savings & Loans)	3,013	36,698
Iron Mountain, Inc. (REIT)	1,656	49,763
Janus Capital Group, Inc. (Diversified Financial Services)	1,308	21,425
Jones Lang LaSalle, Inc. (Real Estate)	396	70,504
JPMorgan Chase & Co. (Banks)	32,800	2,247,784
Kemper Corp. (Insurance)	435	16,843
KeyCorp (Banks)	7,498	111,270
Kilroy Realty Corp. (REIT)	778	55,121
Kimco Realty Corp. (REIT)	3,648	90,142
Kite Realty Group Trust (REIT)	739	19,510
Lamar Advertising Co.—Class A (REIT)	715	42,936
LaSalle Hotel Properties (REIT)	998	33,203
Lazard, Ltd.—Class A (Diversified Financial Services)	1,147	63,555
Legg Mason, Inc. (Diversified Financial Services)	862	42,531
Lexington Realty Trust (REIT)	1,877	16,142
Liberty Property Trust (REIT)	1,321	44,954
Lincoln National Corp. (Insurance)	2,236	125,932
Loews Corp. (Insurance)	2,626	100,077
LPL Financial Holdings, Inc. (Diversified Financial Services)	657	30,978
M&T Bank Corp. (Banks)	1,175	154,101
Mack-Cali Realty Corp. (REIT)	740	15,422
Markel Corp.* (Insurance)	123	109,439
MarketAxess Holdings, Inc. (Diversified Financial Services)	330	32,274
Marsh & McLennan Cos., Inc. (Insurance)	4,759	275,736
MasterCard, Inc.—Class A (Commercial Services)	8,566	834,329
MB Financial, Inc. (Banks)	570	19,437
McGraw Hill Financial, Inc. (Commercial Services)	2,419	246,133
Medical Properties Trust, Inc. (REIT)	1,846	25,235
Mercury General Corp. (Insurance)	322	18,177
MetLife, Inc. (Insurance)	9,862	549,709
MFA Financial, Inc. (REIT)	3,273	24,646
MGIC Investment Corp.* (Insurance)	3,002	33,232
Mid-America Apartment Communities, Inc. (REIT)	666	53,506
Moody’s Corp. (Commercial Services)	1,572	173,596
Morgan Stanley (Banks)	13,581	527,486
MSCI, Inc.—Class A (Software)	994	67,751
National Retail Properties, Inc. (REIT)	1,184	44,009
Navient Corp. (Diversified Financial Services)	3,438	53,977
New York Community Bancorp, Inc. (Savings & Loans)	3,927	74,731
Northern Trust Corp. (Banks)	1,939	148,314
NorthStar Asset Management Group, Inc. (Diversified Financial Services)	1,713	31,382
NorthStar Realty Finance Corp. (REIT)	2,422	38,752
Ocwen Financial Corp.* (Diversified Financial Services)	952	8,025
Old Republic International Corp. (Insurance)	2,132	35,668
Omega Healthcare Investors, Inc. (REIT)	1,421	51,525
Outfront Media, Inc. (REIT)	1,214	30,508
PacWest Bancorp (Banks)	865	40,041
Paramount Group, Inc. (REIT)	1,274	22,766
PartnerRe, Ltd. (Insurance)	422	57,375
Pebblebrook Hotel Trust (REIT)	635	25,845
People’s United Financial, Inc. (Savings & Loans)	2,732	44,450
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,364	24,838
Plum Creek Timber Co., Inc. (REIT)	1,552	63,632
PNC Financial Services Group, Inc. (Banks)	4,578	449,468
Popular, Inc.* (Banks)	914	27,987
Post Properties, Inc. (REIT)	483	27,502
Potlatch Corp. (REIT)	360	12,604
PRA Group, Inc.* (Diversified Financial Services)	427	27,136
Primerica, Inc. (Insurance)	457	20,670
Principal Financial Group, Inc. (Insurance)	2,422	134,445
PrivateBancorp, Inc. (Banks)	625	25,838
ProAssurance Corp. (Insurance)	486	23,469
Prologis, Inc. (REIT)	4,632	188,106
Prosperity Bancshares, Inc. (Banks)	532	29,042
Prudential Financial, Inc. (Insurance)	4,004	353,794
Public Storage (REIT)	1,284	263,451
Radian Group, Inc. (Insurance)	1,692	31,234
Raymond James Financial, Inc. (Diversified Financial Services)	1,131	66,729
Rayonier, Inc. (REIT)	1,122	27,601
Realogy Holdings Corp.* (Real Estate)	1,295	58,948
Realty Income Corp. (REIT)	2,055	99,236
Redwood Trust, Inc. (REIT)	745	11,548
Regency Centers Corp. (REIT)	834	53,351
Regions Financial Corp. (Banks)	11,846	123,080
Reinsurance Group of America, Inc. (Insurance)	585	56,464
RenaissanceRe Holdings, Ltd. (Insurance)	407	43,671
Retail Properties of America, Inc. (REIT)	2,096	30,518
RLI Corp. (Insurance)	328	18,115
RLJ Lodging Trust (REIT)	1,168	34,841
Ryman Hospitality Properties, Inc. (REIT)	453	25,903

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 163

Common Stocks, continued

	Shares	Value
Santander Consumer USA Holdings, Inc.* (Diversified Financial Services)	897	$21,689
SEI Investments Co. (Commercial Services)	1,145	61,040
Senior Housing Properties Trust (REIT)	2,077	35,870
Signature Bank* (Banks)	449	65,370
Simon Property Group, Inc. (REIT)	2,751	515,041
SL Green Realty Corp. (REIT)	880	101,323
SLM Corp.* (Diversified Financial Services)	3,762	34,347
Sovran Self Storage, Inc. (REIT)	317	30,182
Spirit Realty Capital, Inc. (REIT)	3,902	39,605
StanCorp Financial Group, Inc. (Insurance)	373	42,529
Starwood Property Trust, Inc. (REIT)	2,089	45,457
State Street Corp. (Banks)	3,639	278,602
Stifel Financial Corp.* (Diversified Financial Services)	600	32,970
Strategic Hotels & Resorts, Inc.* (REIT)	2,433	33,259
Sun Communities, Inc. (REIT)	446	31,001
Sunstone Hotel Investors, Inc. (REIT)	1,844	25,945
SunTrust Banks, Inc. (Banks)	4,562	202,279
SVB Financial Group* (Banks)	453	64,824
Symetra Financial Corp. (Insurance)	842	21,084
Synchrony Financial* (Diversified Financial Services)	1,105	37,968
Synovus Financial Corp. (Banks)	1,177	37,099
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,322	179,096
Tanger Factory Outlet Centers, Inc. (REIT)	847	27,511
Taubman Centers, Inc. (REIT)	546	40,841
TCF Financial Corp. (Banks)	1,493	24,575
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,403	88,262
Texas Capital Bancshares, Inc.* (Banks)	405	23,871
The Allstate Corp. (Insurance)	3,615	249,254
The Bank of New York Mellon Corp. (Banks)	9,912	430,181
The Charles Schwab Corp. (Diversified Financial Services)	10,216	356,334
The Chubb Corp. (Insurance)	2,031	252,514
The GEO Group, Inc. (REIT)	659	24,877
The Goldman Sachs Group, Inc. (Banks)	3,551	728,204
The Hanover Insurance Group, Inc. (Insurance)	391	31,612
The Howard Hughes Corp.* (Real Estate)	319	43,371
The Macerich Co. (REIT)	1,245	98,554
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	1,047	53,428
The Progressive Corp. (Insurance)	4,719	143,930
The St Joe Co.* (Real Estate)	816	13,260
The Travelers Cos., Inc. (Insurance)	2,817	298,940
The Western Union Co. (Commercial Services)	4,563	92,355
Torchmark Corp. (Insurance)	1,115	68,695
Trustmark Corp. (Banks)	597	14,352
Two Harbors Investment Corp. (REIT)	3,240	33,113
U.S. Bancorp (Banks)	15,671	708,486
UDR, Inc. (REIT)	2,289	77,391
UMB Financial Corp. (Banks)	361	19,790
Umpqua Holdings Corp. (Banks)	1,949	34,575
United Bankshares, Inc. (Banks)	565	22,899
Unum Group (Insurance)	2,205	79,027
Urban Edge Properties (REIT)	816	17,520
Validus Holdings, Ltd. (Insurance)	748	34,670
Valley National Bancorp (Banks)	1,952	19,364
Ventas, Inc. (REIT)	2,924	196,171
VEREIT, Inc. (REIT)	8,000	70,080
Visa, Inc.—Class A (Diversified Financial Services)	17,085	1,287,183
Vornado Realty Trust (REIT)	1,548	151,007
Voya Financial, Inc. (Insurance)	1,902	89,299
W.R. Berkley Corp. (Insurance)	883	49,201
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	745	33,458
Washington Federal, Inc. (Savings & Loans)	838	19,509
Washington Real Estate Investment Trust (REIT)	602	16,158
Webster Financial Corp. (Banks)	802	31,005
Weingarten Realty Investors (REIT)	1,008	35,461
Wells Fargo & Co. (Banks)	41,414	2,396,629
Weyerhaeuser Co. (REIT)	4,576	140,437
White Mountains Insurance Group, Ltd. (Insurance)	53	37,418
Willis Group Holdings PLC (Insurance)	1,585	73,687
Wintrust Financial Corp. (Banks)	419	22,592
WP Carey, Inc. (REIT)	858	52,501
WP GLIMCHER, Inc. (REIT)	1,637	22,165
Xenia Hotels & Resorts, Inc. (Real Estate)	987	20,461
XL Group PLC (Insurance)	2,710	103,034
Zions Bancorp (Banks)	1,796	56,017
TOTAL COMMON STOCKS (Cost $31,185,652)		36,763,930

Repurchase Agreements(a)(b) (42.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $27,138,204	$27,138,000	$27,138,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,138,000)		27,138,000
TOTAL INVESTMENT SECURITIES (Cost $58,323,652)—99.0%		63,901,930
Net other assets (liabilities)—1.0%		620,431
NET ASSETS—100.0%		$64,522,361

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $12,535,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

164 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/24/15	0.65%	$33,190,772	$(82,368)
Dow Jones U.S. Financials Index	UBS AG	8/24/15	0.40%	26,684,544	(38,304)
				$59,875,316	$(120,672)

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Banks	$13,996,772	21.7%
Commercial Services	1,407,453	2.2%
Diversified Financial Services	5,193,207	8.0%
Entertainment	26,822	NM
Insurance	8,475,925	13.1%
Real Estate	355,860	0.6%
REIT	6,976,854	10.8%
Savings & Loans	263,286	0.4%
Software	67,751	0.1%
Other**	27,758,431	43.1%
Total	$64,522,361	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                      Not meaningful, amount is less than 0.05%.

REIT             Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 165

Common Stocks (70.4%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	57,106	$2,894,703
AbbVie, Inc. (Pharmaceuticals)	66,005	4,621,010
Acadia Healthcare Co., Inc.* (Healthcare-Services)	2,072	165,304
Aetna, Inc. (Healthcare-Services)	13,359	1,509,166
Akorn, Inc.* (Pharmaceuticals)	3,063	141,235
Alere, Inc.* (Healthcare-Products)	3,098	150,594
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,581	1,694,233
Align Technology, Inc.* (Healthcare-Products)	2,766	173,428
Alkermes PLC* (Pharmaceuticals)	5,729	401,145
Allergan PLC* (Pharmaceuticals)	15,059	4,986,788
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,787	355,147
Amgen, Inc. (Biotechnology)	29,215	5,159,076
Anthem, Inc. (Healthcare-Services)	10,195	1,572,783
Baxalta, Inc.* (Pharmaceuticals)	20,894	685,950
Baxter International, Inc. (Healthcare-Products)	20,894	837,431
Becton, Dickinson & Co. (Healthcare-Products)	8,011	1,218,873
Biogen, Inc.* (Biotechnology)	9,046	2,883,684
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,117	894,734
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	775	116,824
Bio-Techne Corp. (Healthcare-Products)	1,410	154,226
Boston Scientific Corp.* (Healthcare-Products)	51,484	892,732
Bristol-Myers Squibb Co. (Pharmaceuticals)	63,995	4,200,632
Brookdale Senior Living, Inc.* (Healthcare-Services)	7,085	234,726
Bruker Corp.* (Healthcare-Products)	4,319	90,915
C.R. Bard, Inc. (Healthcare-Products)	2,818	554,160
Celgene Corp.* (Biotechnology)	30,482	4,000,762
Centene Corp.* (Healthcare-Services)	4,566	320,214
Cepheid* (Healthcare-Products)	2,736	152,094
Charles River Laboratories International, Inc.* (Biotechnology)	1,837	142,588
Cigna Corp. (Healthcare-Services)	9,869	1,421,728
Community Health Systems, Inc.* (Healthcare-Services)	4,537	265,460
DaVita HealthCare Partners, Inc.* (Healthcare-Services)	6,592	520,966
DENTSPLY International, Inc. (Healthcare-Products)	5,348	304,355
DexCom, Inc.* (Pharmaceuticals)	2,828	239,390
Edwards Lifesciences Corp.* (Healthcare-Products)	4,100	623,856
Eli Lilly & Co. (Pharmaceuticals)	37,454	3,165,238
Endo International PLC* (Pharmaceuticals)	7,791	682,024
Envision Healthcare Holdings, Inc.* (Healthcare-Services)	7,134	319,603
Express Scripts Holding Co.* (Pharmaceuticals)	28,008	2,522,681
Gilead Sciences, Inc. (Biotechnology)	56,382	6,645,182
Haemonetics Corp.* (Healthcare-Products)	1,981	79,260
Halyard Health, Inc.* (Healthcare-Products)	1,810	73,739
HCA Holdings, Inc.* (Healthcare-Services)	11,129	1,035,108
Health Net, Inc.* (Healthcare-Services)	3,003	200,781
Healthcare Services Group, Inc. (Commercial Services)	2,726	95,165
HealthSouth Corp. (Healthcare-Services)	3,479	158,990
Henry Schein, Inc.* (Healthcare-Products)	3,218	476,200
Hill-Rom Holdings, Inc. (Healthcare-Products)	2,146	120,240
HMS Holdings Corp.* (Commercial Services)	3,381	38,949
Hologic, Inc.* (Healthcare-Products)	9,351	389,563
Hospira, Inc.* (Pharmaceuticals)	6,619	592,070
Humana, Inc. (Healthcare-Services)	5,767	1,050,113
IDEXX Laboratories, Inc.* (Healthcare-Products)	3,548	258,046
Illumina, Inc.* (Biotechnology)	5,490	1,203,957
Impax Laboratories, Inc.* (Pharmaceuticals)	2,567	124,397
Incyte Corp.* (Biotechnology)	6,292	656,130
Intercept Pharmaceuticals, Inc.* (Biotechnology)	544	143,513
Intuitive Surgical, Inc.* (Healthcare-Products)	1,400	746,438
Isis Pharmaceuticals, Inc.* (Biotechnology)	4,592	252,239
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,381	457,723
Johnson & Johnson (Pharmaceuticals)	106,454	10,667,754
Laboratory Corp. of America Holdings* (Healthcare-Services)	3,863	491,721
LifePoint Health, Inc.* (Healthcare-Services)	1,736	143,845
Magellan Health, Inc.* (Healthcare-Services)	1,084	65,680
Mallinckrodt PLC* (Pharmaceuticals)	4,502	558,068
MannKind Corp.* (Pharmaceuticals)	10,027	43,016
Medivation, Inc.* (Biotechnology)	3,054	321,678
MEDNAX, Inc.* (Healthcare-Services)	3,546	300,133
Medtronic PLC (Healthcare-Products)	54,727	4,290,050
Merck & Co., Inc. (Pharmaceuticals)	108,451	6,394,270
Mylan N.V.* (Pharmaceuticals)	15,784	883,746
Myriad Genetics, Inc.* (Biotechnology)	2,659	90,725
Owens & Minor, Inc. (Pharmaceuticals)	2,449	86,107
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,386	92,058
PAREXEL International Corp.* (Commercial Services)	2,096	144,540
Patterson Cos., Inc. (Healthcare-Products)	3,286	164,826
PDL BioPharma, Inc. (Biotechnology)	6,331	36,846
Perrigo Co. PLC (Pharmaceuticals)	5,651	1,086,122
Pfizer, Inc. (Pharmaceuticals)	236,301	8,521,013
Puma Biotechnology, Inc.* (Biotechnology)	798	72,299
Quest Diagnostics, Inc. (Healthcare-Services)	5,475	404,110
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	3,141	240,978
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,856	1,581,253
ResMed, Inc. (Healthcare-Products)	5,385	312,061
Seattle Genetics, Inc.* (Biotechnology)	3,888	186,119
Sirona Dental Systems, Inc.* (Healthcare-Products)	2,109	218,872
St. Jude Medical, Inc. (Healthcare-Products)	10,712	790,760
STERIS Corp. (Healthcare-Products)	2,336	161,488
Stryker Corp. (Healthcare-Products)	11,514	1,177,536
Team Health Holdings, Inc.* (Commercial Services)	2,744	184,973
Teleflex, Inc. (Healthcare-Products)	1,555	208,354
Tenet Healthcare Corp.* (Healthcare-Services)	3,824	215,291
The Cooper Cos., Inc. (Healthcare-Products)	1,878	332,406
Theravance, Inc. (Biotechnology)	3,119	47,783

See accompanying notes to the financial statements.

166 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Thermo Fisher Scientific, Inc. (Electronics)	15,246	$2,127,274
Thoratec Corp.* (Healthcare-Products)	2,064	130,631
United Therapeutics Corp.* (Biotechnology)	1,800	304,848
UnitedHealth Group, Inc. (Healthcare-Services)	36,547	4,436,806
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,467	503,512
Varian Medical Systems, Inc.* (Healthcare-Products)	3,843	330,767
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,328	1,259,280
Waters Corp.* (Electronics)	3,187	425,433
WellCare Health Plans, Inc.* (Healthcare-Services)	1,727	139,542
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,742	164,164
Zimmer Biomet Holdings, Inc. (Healthcare-Products)	6,540	680,618
Zoetis, Inc. (Pharmaceuticals)	19,158	938,359
TOTAL COMMON STOCKS (Cost $98,649,105)		118,025,976

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $49,881,375	$49,881,000	$49,881,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,881,000)		49,881,000
TOTAL INVESTMENT SECURITIES (Cost $148,530,105)—100.1%		167,906,976
Net other assets (liabilities)—(0.1)%		(231,422)
NET ASSETS—100.0%		$167,675,554

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $28,856,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/24/15	0.65%	$67,656,675	$(171,969)
Dow Jones U.S. Health Care Index	UBS AG	8/24/15	0.45%	65,709,954	(110,093)
				$133,366,629	$(282,062)

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Biotechnology	$28,048,900	16.7%
Commercial Services	463,627	0.3%
Electronics	2,552,707	1.5%
Healthcare-Products	16,258,683	9.7%
Healthcare-Services	15,475,582	9.2%
Pharmaceuticals	55,226,477	33.0%
Other**	49,649,578	29.6%
Total	$167,675,554	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 167

Common Stocks (71.7%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,295	$195,985
A.O. Smith Corp. (Miscellaneous Manufacturing)	155	11,132
Accenture PLC—Class A (Computers)	1,275	131,465
Actuant Corp.—Class A (Miscellaneous Manufacturing)	125	2,883
Acuity Brands, Inc. (Electrical Components & Equipment)	92	18,509
AECOM* (Engineering & Construction)	303	9,341
AGCO Corp. (Machinery-Diversified)	160	8,802
Agilent Technologies, Inc. (Electronics)	679	27,805
Air Lease Corp. (Diversified Financial Services)	198	6,999
Allegion PLC (Electronics)	199	12,581
Alliance Data Systems Corp.* (Diversified Financial Services)	123	33,830
Allison Transmission Holdings, Inc. (Auto Parts & Equipment)	341	9,950
AMETEK, Inc. (Electrical Components & Equipment)	491	26,048
Amphenol Corp.—Class A (Electronics)	627	35,369
Anixter International, Inc.* (Telecommunications)	52	3,443
Applied Industrial Technologies, Inc. (Machinery-Diversified)	84	3,245
AptarGroup, Inc. (Miscellaneous Manufacturing)	124	8,406
Armstrong World Industries, Inc.* (Building Materials)	89	5,207
Arrow Electronics, Inc.* (Electronics)	199	11,572
Automatic Data Processing, Inc. (Commercial Services)	955	76,180
Avery Dennison Corp. (Household Products/Wares)	187	11,379
Avnet, Inc. (Electronics)	275	11,476
B/E Aerospace, Inc. (Aerospace/Defense)	217	10,570
Babcock & Wilcox Enterprises, Inc.* (Machinery-Construction & Mining)	109	2,149
Ball Corp. (Packaging & Containers)	280	18,995
Belden, Inc. (Electrical Components & Equipment)	90	5,331
Bemis Co., Inc. (Packaging & Containers)	195	8,691
Berry Plastics Group, Inc.* (Packaging & Containers)	242	7,880
Broadridge Financial Solutions, Inc. (Software)	243	13,188
BWX Technologies, Inc. (Machinery-Diversified)	219	5,379
C.H. Robinson Worldwide, Inc. (Transportation)	300	21,045
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	131	13,265
Caterpillar, Inc. (Machinery-Construction & Mining)	1,226	96,401
CEB, Inc. (Commercial Services)	67	5,127
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	193	10,256
Cintas Corp. (Commercial Services)	197	16,844
Civeo Corp. (Commercial Services)	220	471
CLARCOR, Inc. (Miscellaneous Manufacturing)	101	6,077
Clean Harbors, Inc.* (Environmental Control)	109	5,398
Cognex Corp. (Machinery-Diversified)	177	8,013
Colfax Corp.* (Miscellaneous Manufacturing)	198	7,552
Convergys Corp. (Computers)	199	4,997
Con-way, Inc. (Transportation)	120	4,655
CoreLogic, Inc.* (Diversified Financial Services)	185	7,296
CoStar Group, Inc.* (Commercial Services)	65	13,084
Covanta Holding Corp. (Environmental Control)	269	5,310
Crane Co. (Miscellaneous Manufacturing)	98	5,214
Crown Holdings, Inc.* (Packaging & Containers)	283	14,577
CSX Corp. (Transportation)	2,009	62,842
Cummins, Inc. (Machinery-Diversified)	338	43,781
Curtiss-Wright Corp. (Aerospace/Defense)	95	6,400
Danaher Corp. (Healthcare-Products)	1,256	114,999
Deere & Co. (Machinery-Diversified)	681	64,401
Deluxe Corp. (Commercial Services)	101	6,507
DigitalGlobe, Inc.* (Telecommunications)	136	2,880
Donaldson Co., Inc. (Miscellaneous Manufacturing)	259	8,702
Dover Corp. (Miscellaneous Manufacturing)	328	21,015
Eagle Materials, Inc. (Building Materials)	101	7,791
Eaton Corp. PLC (Miscellaneous Manufacturing)	949	57,490
EMCOR Group, Inc. (Engineering & Construction)	124	5,931
Emerson Electric Co. (Electrical Components & Equipment)	1,363	70,535
EnerSys (Electrical Components & Equipment)	87	5,433
Equifax, Inc. (Commercial Services)	241	24,613
Essendant, Inc. (Distribution/Wholesale)	80	2,946
Esterline Technologies Corp.* (Aerospace/Defense)	61	5,408
Euronet Worldwide, Inc.* (Commercial Services)	99	6,782
Expeditors International of Washington, Inc. (Transportation)	389	18,232
Fastenal Co. (Distribution/Wholesale)	550	23,023
FedEx Corp. (Transportation)	538	92,224
FEI Co. (Electronics)	88	7,565
Fidelity National Information Services, Inc. (Software)	579	37,884
Fiserv, Inc.* (Software)	479	41,605
FleetCor Technologies, Inc.* (Commercial Services)	156	24,152
FLIR Systems, Inc. (Electronics)	286	8,806
Flowserve Corp. (Machinery-Diversified)	272	12,781
Fluor Corp. (Engineering & Construction)	304	14,212
Fortune Brands Home & Security, Inc. (Building Materials)	326	15,566
FTI Consulting, Inc.* (Commercial Services)	88	3,601
GATX Corp. (Trucking & Leasing)	86	4,561
Generac Holdings, Inc.* (Electrical Components & Equipment)	141	4,945
General Dynamics Corp. (Aerospace/Defense)	635	94,685
General Electric Co. (Miscellaneous Manufacturing)	20,524	535,675
Genesee & Wyoming, Inc.*—Class A (Transportation)	104	7,407
Genpact, Ltd.* (Computers)	321	7,129
Global Payments, Inc. (Commercial Services)	134	15,020
Graco, Inc. (Machinery-Diversified)	122	8,722
Graphic Packaging Holding Co. (Packaging & Containers)	669	10,102
Greif, Inc.—Class A (Packaging & Containers)	69	2,138
Harsco Corp. (Miscellaneous Manufacturing)	160	2,198
HD Supply Holdings, Inc.* (Distribution/Wholesale)	369	13,210
HEICO Corp. (Aerospace/Defense)	117	6,415

See accompanying notes to the financial statements.

168 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Hexcel Corp. (Miscellaneous Manufacturing)	192	$9,963
Hillenbrand, Inc. (Miscellaneous Manufacturing)	127	3,602
Honeywell International, Inc. (Electronics)	1,590	167,029
Hub Group, Inc.*—Class A (Transportation)	69	2,907
Hubbell, Inc.—Class B (Electrical Components & Equipment)	109	11,381
Huntington Ingalls Industries, Inc. (Shipbuilding)	97	11,389
IDEX Corp. (Machinery-Diversified)	162	12,317
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	692	61,913
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	540	33,156
IPG Photonics Corp.* (Semiconductors)	73	6,732
Itron, Inc.* (Electronics)	80	2,578
ITT Corp. (Miscellaneous Manufacturing)	183	6,954
J.B. Hunt Transport Services, Inc. (Transportation)	190	15,983
Jabil Circuit, Inc. (Electronics)	395	7,999
Jack Henry & Associates, Inc. (Computers)	164	11,457
Jacobs Engineering Group, Inc.* (Engineering & Construction)	257	10,825
Joy Global, Inc. (Machinery-Construction & Mining)	195	5,150
Kansas City Southern (Transportation)	228	22,615
KBR, Inc. (Engineering & Construction)	296	5,171
Kennametal, Inc. (Hand/Machine Tools)	158	5,007
Keysight Technologies, Inc.* (Electronics)	343	10,475
Kirby Corp.* (Transportation)	115	8,327
KLX, Inc.* (Aerospace/Defense)	108	4,242
Knowles Corp.* (Electronics)	180	3,429
L-3 Communications Holdings, Inc. (Aerospace/Defense)	165	19,051
Landstar System, Inc. (Transportation)	87	6,267
Lennox International, Inc. (Building Materials)	87	10,272
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	157	9,506
LinkedIn Corp.*—Class A (Internet)	219	44,514
Littelfuse, Inc. (Electrical Components & Equipment)	48	4,416
Lockheed Martin Corp. (Aerospace/Defense)	548	113,491
Louisiana-Pacific Corp.* (Building Materials)	291	4,289
ManpowerGroup, Inc. (Commercial Services)	163	14,748
Martin Marietta Materials, Inc. (Building Materials)	123	19,289
Masco Corp. (Building Materials)	711	18,764
MAXIMUS, Inc. (Computers)	132	9,004
MDU Resources Group, Inc. (Electric)	398	7,765
Mettler-Toledo International, Inc.* (Electronics)	54	18,231
Moog, Inc.*—Class A (Aerospace/Defense)	81	5,416
MRC Global, Inc.* (Oil & Gas Services)	207	2,660
MSA Safety, Inc. (Environmental Control)	63	3,254
MSC Industrial Direct Co., Inc.—Class A (Retail)	102	7,269
Mueller Industries, Inc. (Metal Fabricate/Hardware)	118	3,820
National Instruments Corp. (Electronics)	205	5,937
Navistar International Corp.* (Auto Manufacturers)	135	2,368
NeuStar, Inc.*—Class A (Telecommunications)	114	3,519
Nordson Corp. (Machinery-Diversified)	117	8,671
Norfolk Southern Corp. (Transportation)	625	52,706
Northrop Grumman Corp. (Aerospace/Defense)	395	68,339
NOW, Inc.* (Oil & Gas Services)	219	3,811
Old Dominion Freight Line, Inc.* (Transportation)	137	10,022
Orbital ATK, Inc. (Aerospace/Defense)	124	8,798
Oshkosh Corp. (Machinery-Construction & Mining)	163	5,956
Owens Corning (Building Materials)	238	10,674
Owens-Illinois, Inc.* (Packaging & Containers)	330	7,046
PACCAR, Inc. (Auto Manufacturers)	725	47,009
Packaging Corp. of America (Packaging & Containers)	199	14,087
Pall Corp. (Miscellaneous Manufacturing)	219	27,693
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	282	31,796
Paychex, Inc. (Software)	664	30,810
PayPal Holdings, Inc.* (Commercial Services)	2,255	87,269
Pentair PLC (Miscellaneous Manufacturing)	368	22,378
PerkinElmer, Inc. (Electronics)	234	12,383
Precision Castparts Corp. (Metal Fabricate/Hardware)	281	54,772
Quanta Services, Inc.* (Commercial Services)	433	11,959
R.R. Donnelley & Sons Co. (Commercial Services)	424	7,441
Raytheon Co. (Aerospace/Defense)	625	68,181
Regal Beloit Corp. (Hand/Machine Tools)	88	6,110
Republic Services, Inc. (Environmental Control)	510	21,690
Robert Half International, Inc. (Commercial Services)	273	15,023
Rockwell Automation, Inc. (Machinery-Diversified)	272	31,764
Rockwell Collins, Inc. (Aerospace/Defense)	266	22,509
Roper Technologies, Inc. (Machinery-Diversified)	203	33,956
Ryder System, Inc. (Transportation)	109	9,867
Sealed Air Corp. (Packaging & Containers)	428	22,758
Sensata Technologies Holding N.V.* (Electronics)	344	17,654
Silgan Holdings, Inc. (Packaging & Containers)	88	4,705
Sonoco Products Co. (Packaging & Containers)	204	8,421
Spirit AeroSystems Holdings, Inc.*—Class A (Aerospace/Defense)	269	15,145
SPX Corp. (Miscellaneous Manufacturing)	86	5,625
Stericycle, Inc.* (Environmental Control)	172	24,247
TE Connectivity, Ltd. (Electronics)	830	50,565
Teledyne Technologies, Inc.* (Aerospace/Defense)	72	7,464
Terex Corp. (Machinery—Construction & Mining)	214	4,742
Tetra Tech, Inc. (Environmental Control)	126	3,357
Textron, Inc. (Miscellaneous Manufacturing)	565	24,691
The ADT Corp. (Commercial Services)	347	11,982
The Advisory Board Co.* (Commercial Services)	90	5,391
The Boeing Co. (Aerospace/Defense)	1,309	188,719
The Manitowoc Co., Inc. (Machinery-Diversified)	276	4,877
The Sherwin-Williams Co. (Chemicals)	158	43,886
The Timken Co. (Metal Fabricate/Hardware)	149	4,974
The Toro Co. (Housewares)	113	7,721
The Valspar Corp. (Chemicals)	154	12,825
Total System Services, Inc. (Commercial Services)	337	15,576
Towers Watson & Co.—Class A (Commercial Services)	141	17,876

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 169

Common Stocks, continued

	Shares	Value
TransDigm Group, Inc.* (Aerospace/Defense)	101	$22,856
Trimble Navigation, Ltd.* (Electronics)	527	12,174
Trinity Industries, Inc. (Miscellaneous Manufacturing)	315	9,217
Triumph Group, Inc. (Aerospace/Defense)	99	5,331
Tyco International PLC (Electronics)	858	32,595
Union Pacific Corp. (Transportation)	1,785	174,197
United Parcel Service, Inc.—Class B (Transportation)	1,411	144,430
United Rentals, Inc.* (Commercial Services)	194	12,996
United Technologies Corp. (Aerospace/Defense)	1,690	169,524
USG Corp.* (Building Materials)	185	5,731
Valmont Industries, Inc. (Metal Fabricate/Hardware)	51	5,673
Vectrus, Inc.* (Commercial Services)	18	418
Verisk Analytics, Inc.*—Class A (Commercial Services)	320	24,996
Vishay Intertechnology, Inc. (Electronics)	275	3,157
Vulcan Materials Co. (Building Materials)	267	24,303
W.W. Grainger, Inc. (Distribution/Wholesale)	125	28,588
Wabtec Corp. (Machinery-Diversified)	193	19,530
Waste Connections, Inc. (Environmental Control)	253	12,683
Waste Management, Inc. (Environmental Control)	870	44,483
Watsco, Inc. (Distribution/Wholesale)	53	6,797
WESCO International, Inc.* (Distribution/Wholesale)	86	5,277
WestRock Co.* (Packaging & Containers)	532	33,547
WEX, Inc.* (Commercial Services)	80	8,163
Woodward, Inc. (Electronics)	121	5,973
Xerox Corp. (Office/Business Equipment)	2,117	23,329
Xylem, Inc. (Machinery-Diversified)	373	12,879
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	105	11,301
TOTAL COMMON STOCKS (Cost $3,500,867)		5,380,206

Repurchase Agreements(a)(b) (36.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $2,764,021	$2,764,000	$2,764,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,764,000)		2,764,000
TOTAL INVESTMENT SECURITIES (Cost $6,264,867)—108.5%		8,144,206
Net other assets (liabilities)—(8.5)%		(636,592)
NET ASSETS—100.0%		$7,507,614

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $962,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/24/15	0.65%	$1,021,254	$15,228
Dow Jones U.S. Industrials Index	UBS AG	8/24/15	0.45%	4,903,154	56,759
				$5,924,408	$71,987

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Aerospace/Defense	$842,544	11.2%
Auto Manufacturers	49,377	0.7%
Auto Parts & Equipment	9,950	0.1%
Building Materials	121,886	1.6%
Chemicals	56,711	0.8%
Commercial Services	426,218	5.7%
Computers	164,052	2.2%
Distribution/Wholesale	79,841	1.1%
Diversified Financial Services	48,126	0.6%
Electric	7,765	0.1%
Electrical Components & Equipment	146,598	2.0%
Electronics	465,352	6.2%
Engineering & Construction	55,736	0.7%
Environmental Control	120,421	1.6%
Hand/Machine Tools	20,623	0.3%
Healthcare-Products	114,999	1.5%
Household Products/Wares	11,379	0.2%
Housewares	7,721	0.1%
Internet	44,514	0.6%
Machinery-Construction & Mining	114,398	1.5%
Machinery-Diversified	290,419	3.9%
Metal Fabricate/Hardware	69,239	0.9%

See accompanying notes to the financial statements.

170 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

	Value	% of Net Assets
Miscellaneous Manufacturing	$1,112,583	14.8%
Office/Business Equipment	23,329	0.3%
Oil & Gas Services	6,471	0.1%
Packaging & Containers	152,947	2.0%
Retail	7,269	0.1%
Semiconductors	6,732	0.1%
Shipbuilding	11,389	0.2%
Software	123,487	1.6%
Telecommunications	9,843	0.1%
Transportation	653,726	8.7%
Trucking & Leasing	4,561	0.1%
Other**	2,127,408	28.3%
Total	$7,507,614	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 171

Common Stocks (73.9%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	21,353	$1,637,989
Allscripts Healthcare Solutions, Inc.* (Software)	48,572	702,351
Amazon.com, Inc.* (Internet)	12,606	6,758,708
Bazaarvoice, Inc.* (Internet)	45,471	256,456
Blucora, Inc.* (Internet)	22,484	318,598
Cornerstone OnDemand, Inc.* (Software)	17,435	628,706
Dealertrack Technologies, Inc.* (Software)	15,045	933,843
Demandware, Inc.* (Software)	9,682	731,572
E*TRADE Financial Corp.* (Diversified Financial Services)	42,663	1,212,482
EarthLink Holdings Corp. (Telecommunications)	54,142	397,402
eBay, Inc.* (Internet)	57,706	1,622,693
Ebix, Inc. (Software)	13,038	404,048
Endurance International Group Holdings, Inc.* (Internet)	23,442	473,763
Equinix, Inc. (Internet)	6,531	1,821,561
Expedia, Inc. (Internet)	13,251	1,609,201
Facebook, Inc.*—Class A (Internet)	67,590	6,354,136
Google, Inc.*—Class A (Internet)	5,446	3,580,744
Google, Inc.*—Class C (Internet)	5,460	3,415,831
Groupon, Inc.* (Internet)	120,539	580,998
IAC/InterActiveCorp (Internet)	13,801	1,066,265
j2 Global, Inc. (Internet)	11,596	816,358
Juniper Networks, Inc. (Telecommunications)	49,544	1,408,041
LinkedIn Corp.*—Class A (Internet)	9,629	1,957,191
LivePerson, Inc.* (Computers)	32,903	316,198
Netflix, Inc.* (Internet)	27,153	3,103,859
NETGEAR, Inc.* (Telecommunications)	14,943	500,441
NetSuite, Inc.* (Software)	8,854	875,129
Pandora Media, Inc.* (Internet)	46,105	807,760
PayPal Holdings, Inc.* (Commercial Services)	57,460	2,223,702
Rackspace Hosting, Inc.* (Software)	24,439	831,659
salesforce.com, Inc.* (Software)	36,152	2,649,942
Sonus Networks, Inc.* (Telecommunications)	36,184	292,005
TD Ameritrade Holding Corp. (Diversified Financial Services)	36,881	1,354,640
The Priceline Group, Inc.* (Internet)	2,764	3,437,227
TripAdvisor, Inc.* (Internet)	16,901	1,341,601
TrueCar, Inc.* (Internet)	15,973	104,144
Twitter, Inc.* (Internet)	53,110	1,646,941
Veeva Systems, Inc.*—Class A (Software)	17,024	458,286
VeriSign, Inc.* (Internet)	18,083	1,282,808
VirnetX Holding Corp.* (Internet)	43,593	201,836
Web.com Group, Inc.* (Internet)	21,163	526,747
Yahoo!, Inc.* (Internet)	62,468	2,290,702
TOTAL COMMON STOCKS (Cost $41,985,143)		62,934,564

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $22,096,166	$22,096,000	$22,096,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,096,000)		22,096,000
TOTAL INVESTMENT SECURITIES (Cost $64,081,143)—99.8%		85,030,564
Net other assets (liabilities)—0.2%		219,952
NET ASSETS—100.0%		$85,250,516

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $13,666,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	8/24/15	0.65%	$34,451,135	$160,943
Dow Jones Internet Composite Index	UBS AG	8/24/15	0.45%	30,684,859	156,688
				$65,135,994	$317,631

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

172 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Internet UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Commercial Services	$2,223,702	2.6%
Computers	316,198	0.4%
Diversified Financial Services	2,567,122	3.0%
Internet	45,376,128	53.3%
Software	9,853,525	11.6%
Telecommunications	2,597,889	3.0%
Other**	22,315,952	26.1%
Total	$85,250,516	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 173

Common Stocks (50.9%)

	Shares	Value
SBA Communications Corp.*—Class A (Telecommunications)	10,131	$1,223,014
Sprint Corp.* (Telecommunications)	62,011	208,977
Telephone & Data Systems, Inc. (Telecommunications)	7,702	226,516
T-Mobile U.S., Inc.* (Telecommunications)	20,900	849,794
TOTAL COMMON STOCKS (Cost $1,179,949)		2,508,301

Repurchase Agreements(a)(b) (31.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $1,538,012	$1,538,000	$1,538,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,538,000)		1,538,000
TOTAL INVESTMENT SECURITIES (Cost $2,717,949)—82.1%		4,046,301
Net other assets (liabilities)—17.9%		884,203
NET ASSETS—100.0%		$4,930,504

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $235,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	8/24/15	0.65%	$1,772,373	$48,150
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	8/24/15	0.45%	3,114,984	75,735
				$4,887,357	$123,885

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Telecommunications	$2,508,301	50.9%
Other**	2,422,203	49.1%
Total	$4,930,504	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

174 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (79.5%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	7,955	$591,454
Antero Resources Corp.* (Oil & Gas)	909	25,007
Apache Corp. (Oil & Gas)	5,910	271,033
Atwood Oceanics, Inc. (Oil & Gas)	945	19,656
Baker Hughes, Inc. (Oil & Gas Services)	6,809	395,943
Bristow Group, Inc. (Oil & Gas Services)	541	24,372
Cabot Oil & Gas Corp. (Oil & Gas)	6,481	169,543
California Resources Corp. (Oil & Gas)	4,836	20,456
Cameron International Corp.* (Oil & Gas Services)	2,998	151,279
CARBO Ceramics, Inc. (Oil & Gas Services)	304	9,986
Carrizo Oil & Gas, Inc.* (Oil & Gas)	749	28,559
Chart Industries, Inc.* (Machinery-Diversified)	481	13,131
Cheniere Energy, Inc.* (Oil & Gas)	3,449	237,878
Chesapeake Energy Corp. (Oil & Gas)	8,112	70,250
Chevron Corp. (Oil & Gas)	29,443	2,605,117
Cimarex Energy Co. (Oil & Gas)	1,462	152,223
Cobalt International Energy, Inc.* (Oil & Gas)	4,665	35,967
Columbia Pipeline Group, Inc. (Pipelines)	4,973	145,112
Concho Resources, Inc.* (Oil & Gas)	1,885	200,866
ConocoPhillips (Oil & Gas)	19,302	971,663
Continental Resources, Inc.* (Oil & Gas)	1,338	44,703
Core Laboratories N.V. (Oil & Gas Services)	667	73,123
Denbury Resources, Inc. (Oil & Gas)	5,575	21,966
Devon Energy Corp. (Oil & Gas)	6,043	298,645
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,055	23,157
Diamondback Energy, Inc.* (Oil & Gas)	979	65,887
Dril-Quip, Inc.* (Oil & Gas Services)	615	35,922
Energen Corp. (Oil & Gas)	1,229	67,841
Energy XXI, Ltd. (Oil & Gas)	1,476	2,613
Ensco PLCADR—Class A (Oil & Gas)	3,667	60,799
EOG Resources, Inc. (Oil & Gas)	8,590	663,062
EQT Corp. (Oil & Gas)	2,381	182,980
Exterran Holdings, Inc. (Oil & Gas Services)	1,095	27,145
Exxon Mobil Corp. (Oil & Gas)	65,468	5,185,719
First Solar, Inc.* (Semiconductors)	1,189	52,673
FMC Technologies, Inc.* (Oil & Gas Services)	3,623	118,689
Forum Energy Technologies, Inc.* (Oil & Gas Services)	981	14,990
Gulfport Energy Corp.* (Oil & Gas)	1,661	54,414
Halliburton Co. (Oil & Gas Services)	13,319	556,601
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,550	12,974
Helmerich & Payne, Inc. (Oil & Gas)	1,679	96,945
Hess Corp. (Oil & Gas)	3,829	225,949
HollyFrontier Corp. (Oil & Gas)	3,063	147,820
Kinder Morgan, Inc. (Pipelines)	27,160	940,823
Laredo Petroleum, Inc.* (Oil & Gas)	1,940	16,626
Marathon Oil Corp. (Oil & Gas)	10,566	221,992
Marathon Petroleum Corp. (Oil & Gas)	8,505	464,968
McDermott International, Inc.* (Oil & Gas Services)	3,745	16,478
Murphy Oil Corp. (Oil & Gas)	2,615	85,746
Nabors Industries, Ltd. (Oil & Gas)	4,560	52,942
National Oilwell Varco, Inc. (Oil & Gas Services)	6,069	255,687
Newfield Exploration Co.* (Oil & Gas)	2,552	83,680
Noble Corp. PLC (Oil & Gas)	3,787	45,255
Noble Energy, Inc. (Oil & Gas)	6,708	236,323
Oasis Petroleum, Inc.* (Oil & Gas)	2,179	20,984
Occidental Petroleum Corp. (Oil & Gas)	12,019	843,734
Oceaneering International, Inc. (Oil & Gas Services)	1,554	62,191
OGE Energy Corp. (Electric)	3,128	93,089
Oil States International, Inc.* (Oil & Gas Services)	808	24,329
ONEOK, Inc. (Pipelines)	3,276	123,800
Patterson-UTI Energy, Inc. (Oil & Gas)	2,318	38,212
PBF Energy, Inc. (Oil & Gas)	1,337	42,209
Phillips 66 (Oil & Gas)	8,488	674,795
Pioneer Natural Resources Co. (Oil & Gas)	2,343	297,022
QEP Resources, Inc. (Oil & Gas)	2,547	35,352
Range Resources Corp. (Oil & Gas)	2,601	102,323
Rowan Cos. PLC—Class A (Oil & Gas)	1,953	33,650
SandRidge Energy, Inc.* (Oil & Gas)	6,057	3,131
Schlumberger, Ltd. (Oil & Gas Services)	19,878	1,646,297
SEACOR Holdings, Inc.* (Oil & Gas Services)	278	17,561
SemGroup Corp.—Class A (Pipelines)	687	48,839
SM Energy Co. (Oil & Gas)	1,060	39,294
SolarCity Corp.* (Electrical Equipment)	804	46,632
Southwestern Energy Co.* (Oil & Gas)	6,053	112,586
Spectra Energy Corp. (Pipelines)	10,518	318,275
Stone Energy Corp.* (Oil & Gas)	892	5,165
Superior Energy Services, Inc. (Oil & Gas Services)	2,364	40,188
Targa Resources Corp. (Oil & Gas Services)	749	66,249
Teekay Corp. (Transportation)	734	26,285
Tesoro Corp. (Oil & Gas)	1,974	192,149
The Williams Cos., Inc. (Pipelines)	10,551	553,716
Tidewater, Inc. (Transportation)	744	14,530
Transocean, Ltd. (Oil & Gas)	5,357	71,034
U.S. Silica Holdings, Inc. (Mining)	842	18,962
Ultra Petroleum Corp.* (Oil & Gas)	2,396	18,641
Unit Corp.* (Oil & Gas)	741	14,620
Valero Energy Corp. (Oil & Gas)	7,968	522,701
Weatherford International PLC* (Oil & Gas Services)	12,139	129,644
Western Refining, Inc. (Oil & Gas)	1,100	48,576
Whiting Petroleum Corp.* (Oil & Gas)	3,192	65,404
World Fuel Services Corp. (Retail)	1,127	45,813
WPX Energy, Inc.* (Oil & Gas)	3,675	31,973
TOTAL COMMON STOCKS (Cost $13,801,764)		23,084,587

Repurchase Agreements(a)(b) (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $7,173,054	$7,173,000	$7,173,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,173,000)		7,173,000
TOTAL INVESTMENT SECURITIES (Cost $20,974,764)—104.2%		30,257,587
Net other assets (liabilities)—(4.2)%		(1,216,888)
NET ASSETS—100.0%		$29,040,699

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 175

*                               Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $4,706,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR           American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/24/15	0.65%	$9,154,728	$(254,071)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/24/15	0.45%	11,338,648	(259,524)
				$20,493,376	$(513,595)

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Electric	$93,089	0.3%
Electrical Equipment	46,632	0.2%
Machinery-Diversified	13,131	NM
Mining	18,962	0.1%
Oil & Gas	16,963,258	58.4%
Oil & Gas Services	3,679,649	12.7%
Pipelines	2,130,565	7.3%
Retail	45,813	0.2%
Semiconductors	52,673	0.2%
Transportation	40,815	0.1%
Other**	5,956,112	20.5%
Total	$29,040,699	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

176 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (77.6%)

	Shares	Value
Atwood Oceanics, Inc. (Oil & Gas)	900	$18,720
Baker Hughes, Inc. (Oil & Gas Services)	6,396	371,926
Bristow Group, Inc. (Oil & Gas Services)	504	22,705
Cameron International Corp.* (Oil & Gas Services)	2,806	141,591
CARBO Ceramics, Inc. (Oil & Gas Services)	307	10,085
Chart Industries, Inc.* (Machinery-Diversified)	442	12,067
Columbia Pipeline Group, Inc. (Pipelines)	4,527	132,098
Core Laboratories N.V. (Oil & Gas Services)	613	67,203
Diamond Offshore Drilling, Inc. (Oil & Gas)	989	21,709
Dril-Quip, Inc.* (Oil & Gas Services)	561	32,768
Ensco PLCADR—Class A (Oil & Gas)	3,459	57,350
Exterran Holdings, Inc. (Oil & Gas Services)	1,002	24,840
FMC Technologies, Inc.* (Oil & Gas Services)	3,380	110,729
Forum Energy Technologies, Inc.* (Oil & Gas Services)	909	13,890
Halliburton Co. (Oil & Gas Services)	12,515	523,001
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,449	12,128
Helmerich & Payne, Inc. (Oil & Gas)	1,585	91,517
Kinder Morgan, Inc. (Pipelines)	25,525	884,187
McDermott International, Inc.* (Oil & Gas Services)	3,520	15,488
Nabors Industries, Ltd. (Oil & Gas)	4,293	49,842
National Oilwell Varco, Inc. (Oil & Gas Services)	5,690	239,720
Noble Corp. PLC (Oil & Gas)	3,560	42,542
Oceaneering International, Inc. (Oil & Gas Services)	1,454	58,189
OGE Energy Corp. (Electric)	2,919	86,869
Oil States International, Inc.* (Oil & Gas Services)	741	22,312
ONEOK, Inc. (Pipelines)	3,056	115,487
Patterson-UTI Energy, Inc. (Oil & Gas)	2,176	35,871
Rowan Cos. PLC—Class A (Oil & Gas)	1,830	31,531
Schlumberger, Ltd. (Oil & Gas Services)	18,658	1,545,255
SEACOR Holdings, Inc.* (Oil & Gas Services)	250	15,793
SemGroup Corp.—Class A (Pipelines)	638	45,355
Spectra Energy Corp. (Pipelines)	9,871	298,696
Superior Energy Services, Inc. (Oil & Gas Services)	2,198	37,366
Teekay Corp. (Transportation)	699	25,031
The Williams Cos., Inc. (Pipelines)	9,898	519,447
Tidewater, Inc. (Transportation)	673	13,144
Transocean, Ltd. (Oil & Gas)	5,034	66,751
U.S. Silica Holdings, Inc. (Mining)	784	17,656
Unit Corp.* (Oil & Gas)	707	13,949
Weatherford International PLC* (Oil & Gas Services)	11,396	121,709
TOTAL COMMON STOCKS (Cost $4,111,073)		5,966,517

Repurchase Agreements(a)(b) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $1,823,014	$1,823,000	$1,823,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,823,000)		1,823,000
TOTAL INVESTMENT SECURITIES (Cost $5,934,073)—101.3%		7,789,517
Net other assets (liabilities)—(1.3)%		(98,655)
NET ASSETS—100.0%		$7,690,862

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,263,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	8/24/15	0.65%	$1,730,663	$(32,175)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	8/24/15	0.50%	3,832,937	(65,599)
				$5,563,600	$(97,774)

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 177

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Electric	$86,869	1.1%
Machinery-Diversified	12,067	0.2%
Mining	17,656	0.2%
Oil & Gas	429,783	5.6%
Oil & Gas Services	3,386,698	44.1%
Pipelines	1,995,269	25.9%
Transportation	38,175	0.5%
Other**	1,724,345	22.4%
Total	$7,690,862	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

178 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (61.1%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	1,121	$51,689
Allergan PLC* (Pharmaceuticals)	5,571	1,844,837
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,662	1,553,174
Eli Lilly & Co. (Pharmaceuticals)	13,862	1,171,478
Endo International PLC* (Pharmaceuticals)	2,878	251,940
Hospira, Inc.* (Pharmaceuticals)	2,453	219,421
Impax Laboratories, Inc.* (Pharmaceuticals)	947	45,892
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	867	166,672
Johnson & Johnson (Pharmaceuticals)	39,363	3,944,565
Mallinckrodt PLC* (Pharmaceuticals)	1,660	205,774
Merck & Co., Inc. (Pharmaceuticals)	40,104	2,364,532
Mylan N.V.* (Pharmaceuticals)	5,843	327,150
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	517	34,339
Perrigo Co. PLC (Pharmaceuticals)	2,076	399,007
Pfizer, Inc. (Pharmaceuticals)	87,407	3,151,896
Theravance, Inc. (Biotechnology)	1,145	17,541
Zoetis, Inc. (Pharmaceuticals)	7,097	347,611
TOTAL COMMON STOCKS (Cost $10,644,591)		16,097,518

Repurchase Agreements(a)(b) (38.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $10,196,077	$10,196,000	$10,196,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,196,000)		10,196,000
TOTAL INVESTMENT SECURITIES (Cost $20,840,591)—99.8%		26,293,518
Net other assets (liabilities)—0.2%		63,135
NET ASSETS—100.0%		$26,356,653

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $4,826,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	8/24/15	0.65%	$10,809,723	$45,455
Dow Jones U.S. Pharmaceuticals Index	UBS AG	8/24/15	0.50%	12,508,567	69,635
				$23,318,290	$115,090

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Biotechnology	$17,541	0.1%
Pharmaceuticals	16,079,977	61.0%
Other**	10,259,135	38.9%
Total	$26,356,653	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 179

Common Stocks (66.2%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Mining)	31,055	$687,247
AngloGold Ashanti, Ltd.*ADR (Mining)	57,758	353,479
Barrick Gold Corp.ADR (Mining)	167,295	1,181,103
Coeur Mining, Inc.* (Mining)	19,550	69,012
Companhia de Minas Buenaventura S.A.A.ADR (Mining)	26,528	188,879
Freeport-McMoRan, Inc. (Mining)	149,394	1,755,380
Gold Fields, Ltd.ADR (Mining)	101,823	281,031
Goldcorp, Inc. (Mining)	119,192	1,582,870
Harmony Gold Mining Co., Ltd.*ADR (Mining)	53,212	53,100
Hecla Mining Co. (Mining)	53,975	113,348
Newmont Mining Corp. (Mining)	75,966	1,304,336
Pan American Silver Corp. (Mining)	21,784	135,932
Randgold Resources, Ltd.ADR (Mining)	13,197	796,703
Royal Gold, Inc. (Mining)	9,367	472,284
Sibanye Gold, Ltd.ADR (Mining)	25,803	138,046
Stillwater Mining Co.* (Mining)	17,337	165,048
TOTAL COMMON STOCKS (Cost $13,795,561)		9,277,798

Repurchase Agreements(a)(b) (53.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $7,468,056	$7,468,000	$7,468,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,468,000)		7,468,000
TOTAL INVESTMENT SECURITIES (Cost $21,263,561)—119.5%		16,745,798
Net other assets (liabilities)—(19.5)%		(2,734,895)
NET ASSETS—100.0%		$14,010,903

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $4,229,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/24/15	0.65%	$9,463,866	$(243,219)
Dow Jones Precious Metals Index	UBS AG	8/24/15	0.75%	2,287,983	(67,447)
				$11,751,849	$(310,666)

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Mining	$9,277,798	66.2%
Other**	4,733,105	33.8%
Total	$14,010,903	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

180 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (60.2%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	844	$31,861
Alexandria Real Estate Equities, Inc. (REIT)	1,336	123,861
American Campus Communities, Inc. (REIT)	2,089	77,961
American Capital Agency Corp. (REIT)	6,557	126,288
American Homes 4 Rent—Class A (REIT)	2,629	43,510
American Tower Corp. (REIT)	7,864	747,945
Annaly Capital Management, Inc. (REIT)	17,614	175,259
Apartment Investment & Management Co.—Class A (REIT)	2,902	113,410
ARMOUR Residential REIT, Inc. (REIT)	6,643	18,866
AvalonBay Communities, Inc. (REIT)	2,455	423,095
BioMed Realty Trust, Inc. (REIT)	3,785	81,529
Boston Properties, Inc. (REIT)	2,850	351,348
Brandywine Realty Trust (REIT)	3,338	45,964
Camden Property Trust (REIT)	1,613	128,443
CBL & Associates Properties, Inc. (REIT)	3,167	51,749
CBRE Group, Inc.*—Class A (Real Estate)	5,199	197,406
Chimera Investment Corp. (REIT)	3,820	54,359
Colony Capital, Inc. (REIT)	2,088	47,439
Columbia Property Trust, Inc. (REIT)	2,323	56,124
Communications Sales & Leasing, Inc. (REIT)	2,231	46,516
Corporate Office Properties Trust (REIT)	1,758	40,663
Corrections Corp. of America (REIT)	2,170	76,319
Cousins Properties, Inc. (REIT)	3,824	39,693
Crown Castle International Corp. (REIT)	6,269	513,494
CubeSmart (REIT)	3,088	80,782
CYS Investments, Inc. (REIT)	2,942	22,830
DCT Industrial Trust, Inc. (REIT)	1,642	57,076
DDR Corp. (REIT)	5,568	90,758
DiamondRock Hospitality Co. (REIT)	3,734	47,086
Digital Realty Trust, Inc. (REIT)	2,523	162,153
Douglas Emmett, Inc. (REIT)	2,551	74,770
Duke Realty Corp. (REIT)	6,411	129,310
DuPont Fabros Technology, Inc. (REIT)	1,227	36,994
EastGroup Properties, Inc. (REIT)	603	36,301
EPR Properties (REIT)	1,066	60,890
Equinix, Inc. (REIT)	1,061	295,924
Equity Commonwealth* (REIT)	2,413	63,208
Equity LifeStyle Properties, Inc. (REIT)	1,487	86,068
Equity Residential (REIT)	6,767	506,239
Essex Property Trust, Inc. (REIT)	1,212	272,591
Extra Space Storage, Inc. (REIT)	2,063	151,672
Federal Realty Investment Trust (REIT)	1,273	174,134
Forest City Enterprises, Inc.*—Class A (Real Estate)	3,627	84,690
Gaming & Leisure Properties, Inc. (REIT)	1,718	56,265
General Growth Properties, Inc. (REIT)	11,696	317,429
Hatteras Financial Corp. (REIT)	1,796	29,203
HCP, Inc. (REIT)	8,582	331,608
Health Care REIT, Inc. (REIT)	6,520	452,292
Healthcare Realty Trust, Inc. (REIT)	1,864	44,811
Healthcare Trust of America, Inc.—Class A (REIT)	2,325	58,427
Highwoods Properties, Inc. (REIT)	1,747	73,951
Home Properties, Inc. (REIT)	1,073	79,080
Hospitality Properties Trust (REIT)	2,787	76,420
Host Hotels & Resorts, Inc. (REIT)	14,081	272,890
Invesco Mortgage Capital, Inc. (REIT)	2,290	32,999
Iron Mountain, Inc. (REIT)	3,480	104,574
Jones Lang LaSalle, Inc. (Real Estate)	832	148,129
Kilroy Realty Corp. (REIT)	1,638	116,052
Kimco Realty Corp. (REIT)	7,673	189,600
Kite Realty Group Trust (REIT)	1,553	40,999
Lamar Advertising Co.—Class A (REIT)	1,505	90,375
LaSalle Hotel Properties (REIT)	2,103	69,967
Lexington Realty Trust (REIT)	3,945	33,927
Liberty Property Trust (REIT)	2,776	94,467
Mack-Cali Realty Corp. (REIT)	1,557	32,448
Medical Properties Trust, Inc. (REIT)	3,881	53,053
MFA Financial, Inc. (REIT)	6,884	51,837
Mid-America Apartment Communities, Inc. (REIT)	1,397	112,235
National Retail Properties, Inc. (REIT)	2,494	92,702
NorthStar Realty Finance Corp. (REIT)	5,097	81,552
Omega Healthcare Investors, Inc. (REIT)	2,989	108,381
Outfront Media, Inc. (REIT)	2,557	64,257
Paramount Group, Inc. (REIT)	2,680	47,892
Pebblebrook Hotel Trust (REIT)	1,332	54,212
Piedmont Office Realty Trust, Inc.—Class A (REIT)	2,870	52,263
Plum Creek Timber Co., Inc. (REIT)	3,267	133,947
Post Properties, Inc. (REIT)	1,011	57,566
Potlatch Corp. (REIT)	753	26,363
Prologis, Inc. (REIT)	9,740	395,541
Public Storage (REIT)	2,695	552,960
Rayonier, Inc. (REIT)	2,363	58,130
Realogy Holdings Corp.* (Real Estate)	2,723	123,951
Realty Income Corp. (REIT)	4,318	208,516
Redwood Trust, Inc. (REIT)	1,567	24,289
Regency Centers Corp. (REIT)	1,753	112,139
Retail Properties of America, Inc. (REIT)	4,407	64,166
RLJ Lodging Trust (REIT)	2,455	73,233
Ryman Hospitality Properties, Inc. (REIT)	950	54,321
Senior Housing Properties Trust (REIT)	4,370	75,470
Simon Property Group, Inc. (REIT)	5,786	1,083,254
SL Green Realty Corp. (REIT)	1,846	212,548
Sovran Self Storage, Inc. (REIT)	669	63,695
Spirit Realty Capital, Inc. (REIT)	8,208	83,311
Starwood Property Trust, Inc. (REIT)	4,389	95,505
Strategic Hotels & Resorts, Inc.* (REIT)	5,115	69,922
Sun Communities, Inc. (REIT)	941	65,409
Sunstone Hotel Investors, Inc. (REIT)	3,876	54,535
Tanger Factory Outlet Centers, Inc. (REIT)	1,785	57,977
Taubman Centers, Inc. (REIT)	1,146	85,721
The GEO Group, Inc. (REIT)	1,390	52,473
The Howard Hughes Corp.* (Real Estate)	675	91,773
The Macerich Co. (REIT)	2,621	207,478
The St Joe Co.* (Real Estate)	1,719	27,934
Two Harbors Investment Corp. (REIT)	6,813	69,629
UDR, Inc. (REIT)	4,815	162,795
Urban Edge Properties (REIT)	1,720	36,928
Ventas, Inc. (REIT)	6,147	412,402
VEREIT, Inc. (REIT)	16,824	147,378
Vornado Realty Trust (REIT)	3,255	317,525
Washington Real Estate Investment Trust (REIT)	1,262	33,872
Weingarten Realty Investors (REIT)	2,115	74,406
Weyerhaeuser Co. (REIT)	9,625	295,391
WP Carey, Inc. (REIT)	1,801	110,203
WP GLIMCHER, Inc. (REIT)	3,442	46,605
Xenia Hotels & Resorts, Inc. (Real Estate)	2,075	43,015
TOTAL COMMON STOCKS (Cost $7,558,276)		15,473,151

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 181

Repurchase Agreements(a)(b) (41.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $10,692,080	$10,692,000	$10,692,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,692,000)		10,692,000
TOTAL INVESTMENT SECURITIES (Cost $18,250,276)—101.8%		26,165,151
Net other assets (liabilities)—(1.8)%		(456,770)
NET ASSETS—100.0%		$25,708,381

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $4,671,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/24/15	0.65%	$12,690,414	$153,933
Dow Jones U.S. Real Estate Index	UBS AG	8/24/15	0.35%	10,369,490	121,253
				$23,059,904	$275,186

^                  Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Real Estate	$748,759	2.9%
REIT	14,724,392	57.3%
Other**	10,235,230	39.8%
Total	$25,708,381	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

182 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (74.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	15,444	$29,807
Altera Corp. (Semiconductors)	7,431	369,023
Analog Devices, Inc. (Semiconductors)	7,752	452,174
Applied Materials, Inc. (Semiconductors)	30,272	525,522
Atmel Corp. (Semiconductors)	10,309	85,359
Avago Technologies, Ltd. (Semiconductors)	6,362	796,141
Broadcom Corp.—Class A (Semiconductors)	13,414	678,883
Cavium, Inc.* (Semiconductors)	1,322	89,632
Cree, Inc.* (Semiconductors)	2,773	68,354
Cypress Semiconductor Corp. (Semiconductors)	8,127	93,298
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,884	43,433
Integrated Device Technology, Inc.* (Semiconductors)	3,625	69,274
Intel Corp. (Semiconductors)	116,824	3,382,054
InterDigital, Inc. (Telecommunications)	912	49,312
KLA-Tencor Corp. (Semiconductors)	3,911	207,479
Lam Research Corp. (Semiconductors)	3,845	295,565
Linear Technology Corp. (Semiconductors)	5,849	239,809
Marvell Technology Group, Ltd. (Semiconductors)	10,650	132,486
Maxim Integrated Products, Inc. (Semiconductors)	6,874	233,991
Microchip Technology, Inc. (Semiconductors)	4,893	209,616
Micron Technology, Inc.* (Semiconductors)	26,593	492,236
Microsemi Corp.* (Semiconductors)	2,390	78,727
NVIDIA Corp. (Semiconductors)	12,639	252,148
ON Semiconductor Corp.* (Semiconductors)	10,605	112,625
Qorvo, Inc.* (Semiconductors)	3,670	212,677
Semtech Corp.* (Semiconductors)	1,590	27,968
Silicon Laboratories, Inc.* (Semiconductors)	1,062	47,779
Skyworks Solutions, Inc. (Semiconductors)	4,622	442,187
SunEdison, Inc.* (Energy-Alternate Sources)	7,227	168,245
Synaptics, Inc.* (Computers)	943	74,855
Teradyne, Inc. (Semiconductors)	5,205	100,248
Texas Instruments, Inc. (Semiconductors)	25,645	1,281,736
Xilinx, Inc. (Semiconductors)	6,445	269,079
TOTAL COMMON STOCKS (Cost $9,454,816)		11,611,722

Repurchase Agreements(a)(b) (28.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $4,467,034	$4,467,000	$4,467,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,467,000)		4,467,000
TOTAL INVESTMENT SECURITIES (Cost $13,921,816)—102.8%		16,078,722
Net other assets (liabilities)—(2.8)%		(431,206)
NET ASSETS—100.0%		$15,647,516

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $2,571,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/24/15	0.65%	$2,114,746	$(66,700)
Dow Jones U.S. Semiconductors Index	UBS AG	8/24/15	0.50%	9,743,633	(145,129)
				$11,858,379	$(211,829)

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Computers	$74,855	0.5%
Energy-Alternate Sources	168,245	1.1%
Semiconductors	11,319,310	72.4%
Telecommunications	49,312	0.3%
Other**	4,035,794	25.7%
Total	$15,647,516	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 183

Common Stocks (76.7%)

	Shares	Value
3D Systems Corp.* (Computers)	281	$3,698
ACI Worldwide, Inc.* (Software)	305	7,219
Adobe Systems, Inc.* (Software)	1,262	103,471
Advanced Micro Devices, Inc.* (Semiconductors)	1,667	3,217
Akamai Technologies, Inc.* (Software)	472	36,207
Allscripts Healthcare Solutions, Inc.* (Software)	448	6,478
Altera Corp. (Semiconductors)	794	39,430
Amdocs, Ltd. (Computers)	415	24,340
Analog Devices, Inc. (Semiconductors)	829	48,356
ANSYS, Inc.* (Software)	237	22,314
Apple, Inc. (Computers)	15,249	1,849,703
Applied Materials, Inc. (Semiconductors)	3,261	56,611
ARRIS Group, Inc.* (Telecommunications)	350	10,822
Aspen Technology, Inc.* (Software)	233	10,341
athenahealth, Inc.* (Software)	101	14,136
Atmel Corp. (Semiconductors)	1,107	9,166
Autodesk, Inc.* (Software)	603	30,500
Avago Technologies, Ltd. (Semiconductors)	676	84,595
Box, Inc.*—Class A (Internet)	38	621
Broadcom Corp.—Class A (Semiconductors)	1,439	72,828
Brocade Communications Systems, Inc. (Computers)	1,139	11,686
CA, Inc. (Software)	838	24,415
CACI International, Inc.*—Class A (Computers)	60	4,928
Cadence Design Systems, Inc.* (Computers)	779	16,336
Cavium, Inc.* (Semiconductors)	148	10,034
CDK Global, Inc. (Software)	420	21,689
CDW Corp. (Internet)	342	12,288
Cerner Corp.* (Software)	808	57,950
Ciena Corp.* (Telecommunications)	308	7,839
Cisco Systems, Inc. (Telecommunications)	13,463	382,617
Citrix Systems, Inc.* (Software)	420	31,756
Cognizant Technology Solutions Corp.* (Computers)	1,620	102,222
CommScope Holding Co., Inc.* (Telecommunications)	329	10,321
CommVault Systems, Inc.* (Software)	112	4,197
Computer Sciences Corp. (Computers)	365	23,882
Corning, Inc. (Electronics)	3,329	62,185
Cree, Inc.* (Semiconductors)	292	7,198
Cypress Semiconductor Corp. (Semiconductors)	881	10,114
Diebold, Inc. (Computers)	176	5,993
DST Systems, Inc. (Computers)	71	7,750
eBay, Inc.* (Internet)	2,929	82,363
EchoStar Corp.* (Telecommunications)	114	5,292
Electronics for Imaging, Inc.* (Computers)	124	5,667
EMC Corp. (Computers)	5,139	138,188
F5 Networks, Inc.* (Internet)	187	25,084
Facebook, Inc.*—Class A (Internet)	5,579	524,483
Fair Isaac Corp. (Software)	79	7,165
Fairchild Semiconductor International, Inc.* (Semiconductors)	304	4,578
Finisar Corp.* (Telecommunications)	278	4,840
Fortinet, Inc.* (Computers)	378	18,046
Garmin, Ltd. (Electronics)	316	13,244
Gartner, Inc.* (Commercial Services)	218	19,308
Google, Inc.*—Class A (Internet)	760	499,701
Google, Inc.*—Class C (Internet)	763	477,341
Guidewire Software, Inc.* (Software)	182	10,747
Harris Corp. (Telecommunications)	324	26,873
Hewlett-Packard Co. (Computers)	4,780	145,885
IAC/InterActiveCorp (Internet)	197	15,220
Informatica Corp.* (Software)	280	13,586
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	418	11,382
Integrated Device Technology, Inc.* (Semiconductors)	395	7,548
Intel Corp. (Semiconductors)	12,562	363,669
InterDigital, Inc. (Telecommunications)	94	5,083
International Business Machines Corp. (Computers)	2,426	392,987
Intuit, Inc. (Software)	730	77,212
j2 Global, Inc. (Internet)	121	8,518
JDS Uniphase Corp.* (Telecommunications)	621	6,887
Juniper Networks, Inc. (Telecommunications)	928	26,374
KLA-Tencor Corp. (Semiconductors)	419	22,228
Lam Research Corp. (Semiconductors)	423	32,516
Leidos Holdings, Inc. (Computers)	169	6,895
Lexmark International, Inc.—Class A (Computers)	165	5,608
Linear Technology Corp. (Semiconductors)	636	26,076
Manhattan Associates, Inc.* (Computers)	192	12,445
Marvell Technology Group, Ltd. (Semiconductors)	1,143	14,219
Maxim Integrated Products, Inc. (Semiconductors)	751	25,564
Medidata Solutions, Inc.* (Software)	148	7,962
Mentor Graphics Corp. (Computers)	263	6,862
Microchip Technology, Inc. (Semiconductors)	540	23,134
Micron Technology, Inc.* (Semiconductors)	2,849	52,735
Microsemi Corp.* (Semiconductors)	253	8,334
Microsoft Corp. (Software)	21,415	1,000,080
Motorola Solutions, Inc. (Telecommunications)	492	29,599
NCR Corp.* (Computers)	446	12,283
NetApp, Inc. (Computers)	824	25,668
NetSuite, Inc.* (Software)	93	9,192
Nuance Communications, Inc.* (Software)	660	11,966
NVIDIA Corp. (Semiconductors)	1,355	27,032
ON Semiconductor Corp.* (Semiconductors)	1,140	12,107
Oracle Corp. (Software)	8,441	337,133
Palo Alto Networks, Inc.* (Telecommunications)	180	33,449
Pandora Media, Inc.* (Internet)	493	8,637
Pitney Bowes, Inc. (Office/Business Equipment)	538	11,255
Plantronics, Inc. (Telecommunications)	102	5,924
Polycom, Inc.* (Telecommunications)	357	4,063
PTC, Inc.* (Software)	300	10,905
Qlik Technologies, Inc.* (Software)	242	9,791
Qorvo, Inc.* (Semiconductors)	398	23,064
QUALCOMM, Inc. (Semiconductors)	4,313	277,714
Rackspace Hosting, Inc.* (Software)	310	10,549
Red Hat, Inc.* (Software)	486	38,433
Rovi Corp.* (Semiconductors)	234	2,572
salesforce.com, Inc.* (Software)	1,618	118,599
SanDisk Corp. (Computers)	547	32,979
Science Applications International Corp. (Computers)	104	5,583

See accompanying notes to the financial statements.

184 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Seagate Technology PLC (Computers)	840	$42,503
Semtech Corp.* (Semiconductors)	180	3,166
ServiceNow, Inc.* (Software)	362	29,140
Silicon Laboratories, Inc.* (Semiconductors)	104	4,679
Skyworks Solutions, Inc. (Semiconductors)	508	48,600
SolarWinds, Inc.* (Software)	180	7,180
Solera Holdings, Inc. (Software)	182	6,659
Splunk, Inc.* (Internet)	330	23,080
SS&C Technologies Holdings, Inc. (Software)	195	13,266
SunEdison, Inc.* (Energy-Alternate Sources)	775	18,042
Symantec Corp. (Internet)	1,802	40,977
Synaptics, Inc.* (Computers)	96	7,620
Synopsys, Inc.* (Computers)	414	21,048
Tableau Software, Inc.*—Class A (Software)	108	11,312
Tech Data Corp.* (Electronics)	96	5,600
Teradata Corp.* (Computers)	377	13,990
Teradyne, Inc. (Semiconductors)	565	10,882
Texas Instruments, Inc. (Semiconductors)	2,753	137,595
The Ultimate Software Group, Inc.* (Software)	72	13,263
Twitter, Inc.* (Internet)	1,401	43,445
Tyler Technologies, Inc.* (Software)	87	12,140
Vantiv, Inc.* (Commercial Services)	386	16,984
VeriFone Systems, Inc.* (Computers)	298	9,590
Verint Systems, Inc.* (Software)	166	9,665
VeriSign, Inc.* (Internet)	280	19,863
ViaSat, Inc.* (Telecommunications)	116	7,192
VMware, Inc.*—Class A (Software)	227	20,233
Western Digital Corp. (Computers)	573	49,312
Workday, Inc.* (Software)	257	21,673
Xilinx, Inc. (Semiconductors)	682	28,474
Yahoo!, Inc.* (Internet)	2,312	84,782
Zillow Group, Inc.*—Class A (Internet)	116	9,454
TOTAL COMMON STOCKS (Cost $4,791,098)		9,281,288

Repurchase Agreements(a)(b) (25.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $3,100,023	$3,100,000	$3,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,100,000)		3,100,000
TOTAL INVESTMENT SECURITIES (Cost $7,891,098)—102.3%		12,381,288
Net other assets (liabilities)—(2.3)%		(280,835)
NET ASSETS—100.0%		$12,100,453

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,885,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/24/15	0.65%	$3,747,574	$(30,835)
Dow Jones U.S. Technology Index	UBS AG	8/24/15	0.45%	5,133,602	(37,948)
				$8,881,176	$(68,783)

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Commercial Services	$36,292	0.3%
Computers	3,003,698	24.9%
Distribution/Wholesale	11,382	0.1%
Electronics	81,029	0.7%
Energy-Alternate Sources	18,042	0.1%
Internet	1,875,855	15.4%
Office/Business Equipment	11,255	0.1%
Semiconductors	1,498,035	12.4%
Software	2,178,525	18.0%
Telecommunications	567,175	4.7%
Other**	2,819,165	23.3%
Total	$12,100,453	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 185

Common Stocks (48.5%)

	Shares	Value
AT&T, Inc. (Telecommunications)	18,911	$656,969
CenturyLink, Inc. (Telecommunications)	1,735	49,621
Frontier Communications Corp. (Telecommunications)	3,547	16,742
Level 3 Communications, Inc.* (Telecommunications)	915	46,208
SBA Communications Corp.*—Class A (Telecommunications)	408	49,254
Sprint Corp.* (Telecommunications)	2,435	8,206
Telephone & Data Systems, Inc. (Telecommunications)	306	8,999
T-Mobile U.S., Inc.* (Telecommunications)	834	33,910
Verizon Communications, Inc. (Telecommunications)	12,570	588,150
Windstream Holdings, Inc. (Telecommunications)	317	1,537
TOTAL COMMON STOCKS (Cost $913,968)		1,459,596

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $755,006	$755,000	$755,000
TOTAL REPURCHASE AGREEMENTS (Cost $755,000)		755,000
TOTAL INVESTMENT SECURITIES (Cost $1,668,968)—73.6%		2,214,596
Net other assets (liabilities)—26.4%		793,573
NET ASSETS—100.0%		$3,008,169

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $445,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	8/24/15	0.65%	$494,360	$2,879
Dow Jones U.S. Telecommunications Index	UBS AG	8/24/15	0.50%	2,075,616	24,517
				$2,569,976	$27,396

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Telecommunications	$1,459,596	48.5%
Other**	1,548,573	51.5%
Total	$3,008,169	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

186 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (71.1%)

	Shares	Value
AGL Resources, Inc. (Gas)	1,421	$68,322
ALLETE, Inc. (Electric)	531	25,642
Alliant Energy Corp. (Electric)	1,339	82,362
Ameren Corp. (Electric)	2,875	118,105
American Electric Power Co., Inc. (Electric)	5,805	328,389
American Water Works Co., Inc. (Water)	2,130	110,568
Aqua America, Inc. (Water)	2,098	53,373
Atmos Energy Corp. (Gas)	1,197	66,194
Avista Corp. (Electric)	679	22,421
Black Hills Corp. (Electric)	531	22,121
Calpine Corp.* (Electric)	4,059	74,280
CenterPoint Energy, Inc. (Gas)	5,098	98,595
Cleco Corp. (Electric)	717	39,026
CMS Energy Corp. (Electric)	3,270	112,030
Consolidated Edison, Inc. (Electric)	3,470	220,657
Dominion Resources, Inc. (Electric)	7,032	504,195
DTE Energy Co. (Electric)	2,125	170,978
Duke Energy Corp. (Electric)	8,194	608,159
Dynegy, Inc.* (Electric)	1,275	33,214
Edison International (Electric)	3,861	231,699
El Paso Electric Co. (Electric)	480	17,486
Entergy Corp. (Electric)	2,127	151,060
Eversource Energy (Electric)	3,764	187,146
Exelon Corp. (Electric)	10,205	327,478
FirstEnergy Corp. (Electric)	5,001	169,834
Great Plains Energy, Inc. (Electric)	1,831	47,807
Hawaiian Electric Industries, Inc. (Electric)	1,273	38,126
IDACORP, Inc. (Electric)	597	37,080
ITC Holdings Corp. (Electric)	1,839	62,121
National Fuel Gas Co. (Gas)	1,000	54,070
New Jersey Resources Corp. (Gas)	1,014	29,305
NextEra Energy, Inc. (Electric)	5,262	553,562
NiSource, Inc. (Gas)	3,761	65,667
NorthWestern Corp. (Electric)	557	29,989
NRG Energy, Inc. (Electric)	3,952	88,722
ONE Gas, Inc. (Gas)	623	28,054
Pepco Holdings, Inc. (Electric)	2,996	79,933
PG&E Corp. (Electric)	5,689	298,729
Piedmont Natural Gas Co., Inc. (Gas)	936	35,577
Pinnacle West Capital Corp. (Electric)	1,312	80,964
PNM Resources, Inc. (Electric)	944	24,903
Portland General Electric Co. (Electric)	928	33,417
PPL Corp. (Electric)	7,916	251,808
Public Service Enterprise Group, Inc. (Electric)	5,994	249,770
Questar Corp. (Gas)	2,082	46,095
SCANA Corp. (Electric)	1,693	92,776
Sempra Energy (Gas)	2,758	280,709
South Jersey Industries, Inc. (Gas)	808	19,586
Southwest Gas Corp. (Gas)	555	31,269
Talen Energy Corp.* (Electric)	988	15,541
TECO Energy, Inc. (Electric)	2,786	61,626
The AES Corp. (Electric)	8,086	103,501
The Southern Co. (Electric)	10,812	483,621
UGI Corp. (Gas)	2,044	74,688
UIL Holdings Corp. (Electric)	675	32,360
Vectren Corp. (Gas)	979	41,216
WEC Energy Group, Inc. (Electric)	3,731	182,819
Westar Energy, Inc. (Electric)	1,567	58,998
WGL Holdings, Inc. (Gas)	589	32,925
Xcel Energy, Inc. (Electric)	6,006	208,228
TOTAL COMMON STOCKS (Cost $5,023,374)		7,698,896

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $2,696,020	$2,696,000	$2,696,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,696,000)		2,696,000
TOTAL INVESTMENT SECURITIES (Cost $7,719,374)—96.0%		10,394,896
Net other assets (liabilities)—4.0%		429,029
NET ASSETS—100.0%		$10,823,925

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,425,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/24/15	0.65%	$3,886,192	$147,969
Dow Jones U.S. Utilities Index	UBS AG	8/24/15	0.45%	3,677,473	137,791
				$7,563,665	$285,760

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 187

Utilities UltraSector ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Electric	$6,562,683	60.6%
Gas	972,272	9.0%
Water	163,941	1.5%
Other**	3,125,029	28.9%
Total	$10,823,925	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

188 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (93.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $2,654,020	$2,654,000	$2,654,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,654,000)		2,654,000
TOTAL INVESTMENT SECURITIES (Cost $2,654,000)—93.5%		2,654,000
Net other assets (liabilities)—6.5%		184,979
NET ASSETS—100.0%		$2,838,979

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $692,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/24/15	(0.30)%	$(1,637,766)	$17,776
Dow Jones U.S. Oil & Gas Index	UBS AG	8/24/15	(0.05)%	(1,197,871)	27,309
				$(2,835,637)	$45,085

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 189

Repurchase Agreements(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $23,701,178	$23,701,000	$23,701,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,701,000)		23,701,000
TOTAL INVESTMENT SECURITIES (Cost $23,701,000)—98.2%		23,701,000
Net other assets (liabilities)—1.8%		428,646
NET ASSETS—100.0%		$24,129,646

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $5,858,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/24/15	(0.05)%	$(12,143,107)	$(136,927)
Dow Jones Precious Metals Index	UBS AG	8/24/15	0.05%	(11,960,404)	394,423
				$(24,103,511)	$257,496

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

190 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (152.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $5,565,042	$5,565,000	$5,565,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,565,000)		5,565,000
TOTAL INVESTMENT SECURITIES (Cost $5,565,000)—152.3%		5,565,000
Net other assets (liabilities)—(52.3)%		(1,910,904)
NET ASSETS—100.0%		$3,654,096

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $964,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/24/15	(0.30)%	$(1,737,809)	$(43,607)
Dow Jones U.S. Real Estate Index	UBS AG	8/24/15	0.10%	(1,912,817)	(34,658)
				$(3,650,626)	$(78,265)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 191

U.S. Treasury Obligation (18.9%)

	Principal
	Amount	Value
U.S. Treasury Bond, 3.00%, 5/15/45	$10,320,000	$10,506,244
TOTAL U.S. TREASURY OBLIGATION (Cost $10,337,664)		10,506,244

Repurchase Agreements(a)(b) (81.7%)
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $45,554,342	45,554,000	45,554,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,554,000)		45,554,000
TOTAL INVESTMENT SECURITIES (Cost $55,891,664)—100.6%		56,060,244
Net other assets (liabilities)—(0.6)%		(317,352)
NET ASSETS—100.0%		$55,742,892

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $297,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

				Notional
		Termination	Rate Paid	Amount	Unrealized
Underlying Instrument	Counterparty	Date	(Received)^	at Value	Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Citibank North America	8/6/15	0.00%	$52,633,023	$2,379,218
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Societe’ Generale	8/6/15	0.44%	6,108,281	223,643
				$58,741,304	$2,602,861

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

192 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (100.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $23,374,176	$23,374,000	$23,374,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,374,000)		23,374,000
TOTAL INVESTMENT SECURITIES (Cost $23,374,000)—100.9%		23,374,000
Net other assets (liabilities)—(0.9)%		(210,306)
NET ASSETS—100.0%		$23,163,694

(a)      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $234,000.

(b)      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

				Notional
		Termination	Rate Paid	Amount	Unrealized
Underlying Instrument	Counterparty	Date	(Received)^	at Value	Gain (Loss)
10-Year U.S. Treasury Note, 2.13% due on 5/15/25	Citibank North America	8/6/15	(0.30)%	$(16,212,133)	$(189,490)
10-Year U.S. Treasury Note, 2.13% due on 5/15/25	Societe’ Generale	8/6/15	(0.01)%	(6,862,805)	(77,297)
				$(23,074,938)	$(266,787)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 193

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $68,516,515	$68,516,000	$68,516,000
TOTAL REPURCHASE AGREEMENTS (Cost $68,516,000)		68,516,000
TOTAL INVESTMENT SECURITIES (Cost $68,516,000)—95.4%		68,516,000
Net other assets (liabilities)—4.6%		3,272,224
NET ASSETS—100.0%		$71,788,224

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $3,318,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Citibank North America	8/6/15	(0.30)%	$(78,898,633)	$(3,479,553)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Societe’ Generale	8/6/15	0.00%	(10,180,469)	(375,753)
				$(89,079,102)	$(3,855,306)

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

194 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (97.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $48,766,367	$48,766,000	$48,766,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,766,000)		48,766,000
TOTAL INVESTMENT SECURITIES (Cost $48,766,000)—97.0%		48,766,000
Net other assets (liabilities)—3.0%		1,484,116
NET ASSETS—100.0%		$50,250,116

(a)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2015, the aggregate amount held in a segregated account was $4,134,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 195

At July 31, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/7/15	1,925,468	$2,964,075	$3,006,276	$(42,201)
Canadian dollar vs. U.S. dollar	8/7/15	3,691,364	2,891,236	2,822,660	68,576
Euro vs. U.S. dollar	8/7/15	14,770,107	16,282,651	16,220,537	62,114
Japanese yen vs. U.S. dollar	8/7/15	343,306,705	2,819,586	2,770,578	49,008
Swedish krona vs. U.S. dollar	8/7/15	8,883,376	1,044,255	1,030,561	13,694
Swiss franc vs. U.S. dollar	8/7/15	1,174,665	1,235,723	1,216,309	19,414
Total Short Contracts			$27,237,526	$27,066,921	$170,605
Long:
British pound vs. U.S. dollar	8/7/15	39,339	$61,215	$61,420	$205
Canadian dollar vs. U.S. dollar	8/7/15	46,466	35,631	35,531	(100)
Euro vs. U.S. dollar	8/7/15	834,369	925,836	916,304	(9,532)
Japanese yen vs. U.S. dollar	8/7/15	16,586,595	134,580	133,858	(722)
Swedish krona vs. U.S. dollar	8/7/15	348,629	41,023	40,444	(579)
Swiss franc vs. U.S. dollar	8/7/15	13,495	14,022	13,973	(49)
Total Long Contracts			$1,212,307	$1,201,530	$(10,777)

At July 31, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/7/15	1,936,507	$2,975,786	$3,023,512	$(47,726)
Canadian dollar vs. U.S. dollar	8/7/15	2,289,191	1,797,746	1,750,466	47,280
Euro vs. U.S. dollar	8/7/15	12,478,737	13,774,280	13,704,154	70,126
Japanese yen vs. U.S. dollar	8/7/15	519,437,631	4,282,349	4,192,002	90,347
Swedish krona vs. U.S. dollar	8/7/15	9,621,457	1,133,947	1,116,186	17,761
Swiss franc vs. U.S. dollar	8/7/15	587,663	619,208	608,496	10,712
Total Short Contracts			$24,583,316	$24,394,816	$188,500

See accompanying notes to the financial statements.

196 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2015

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%—0.11%, dated 7/31/15, due 8/3/15, total to be received $4,675,035	$4,675,000	$4,675,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,675,000)		4,675,000
TOTAL INVESTMENT SECURITIES (Cost $4,675,000)—101.0%		4,675,000
Net other assets (liabilities)—(1.0)%		(48,175)
NET ASSETS—100.0%		$4,626,825

(a)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2015, the aggregate amount held in a segregated account was $450,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2015 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 197

At July 31, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/7/15	5,930	$9,273	$9,258	$15
Euro vs. U.S. dollar	8/7/15	15,809	17,318	17,361	(43)
Japanese yen vs. U.S. dollar	8/7/15	597,776	4,830	4,824	6
Swedish krona vs. U.S. dollar	8/7/15	13,735	1,615	1,593	22
Swiss franc vs. U.S. dollar	8/7/15	1,220	1,282	1,263	19
Total Short Contracts			$34,318	$34,299	$19
Long:
British pound vs. U.S. dollar	8/7/15	225,901	$350,163	$352,704	$2,541
Canadian dollar vs. U.S. dollar	8/7/15	463,510	361,748	354,430	(7,318)
Euro vs. U.S. dollar	8/7/15	1,515,818	1,670,711	1,664,672	(6,039)
Japanese yen vs. U.S. dollar	8/7/15	46,652,425	379,550	376,498	(3,052)
Swedish krona vs. U.S. dollar	8/7/15	1,293,475	151,734	150,056	(1,678)
Swiss franc vs. U.S. dollar	8/7/15	86,882	90,844	89,963	(881)
Total Long Contracts			$3,004,750	$2,988,323	$(16,427)

At July 31, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/7/15	19,289	$29,998	$30,116	$(118)
Canadian dollar vs. U.S. dollar	8/7/15	27,446	21,311	20,987	324
Euro vs. U.S. dollar	8/7/15	102,478	111,896	112,541	(645)
Japanese yen vs. U.S. dollar	8/7/15	3,998,002	32,288	32,265	23
Swedish krona vs. U.S. dollar	8/7/15	81,102	9,512	9,409	103
Swiss franc vs. U.S. dollar	8/7/15	7,238	7,586	7,495	91
Total Short Contracts			$212,591	$212,813	$(222)
Long:
British pound vs. U.S. dollar	8/7/15	153,151	$235,379	$239,118	$3,739
Canadian dollar vs. U.S. dollar	8/7/15	113,183	88,642	86,547	(2,095)
Euro vs. U.S. dollar	8/7/15	1,046,886	1,156,170	1,149,691	(6,479)
Japanese yen vs. U.S. dollar	8/7/15	36,259,934	299,085	292,628	(6,457)
Swedish krona vs. U.S. dollar	8/7/15	481,909	56,741	55,906	(835)
Swiss franc vs. U.S. dollar	8/7/15	83,432	87,883	86,389	(1,494)
Total Long Contracts			$1,923,900	$1,910,279	$(13,621)

See accompanying notes to the financial statements.

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Statements of Assets and Liabilities

200 :: Statements of Assets and Liabilities :: July 31, 2015

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$52,831,016	$27,791,441	$27,158,918	$72,509,126
Securities, at value	38,056,359	20,932,714	10,870,613	32,068,623
Repurchase agreements, at value	35,990,000	11,048,000	18,052,000	58,166,000
Total Investment Securities, at value	74,046,359	31,980,714	28,922,613	90,234,623
Cash	265	725	301	574
Segregated cash balances with brokers	762,300	144,400	165,300	424,050
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	42,447	13,617	3,703	8,189
Receivable for investments sold	9,133,553	1,654,971	29,854	100,505
Receivable for capital shares issued	1,664,975	364,362	405,903	686,866
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized gain on swap agreements	279,604	285,772	239,129	506,373
Variation margin on futures contracts	—	5,200	20,100	—
Prepaid expenses	18,399	28,966	23,705	26,446
TOTAL ASSETS	85,947,902	34,478,727	29,810,767	91,987,626
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	108,061	—	111,947
Payable for capital shares redeemed	16,458,984	2,470,251	2,814,829	12,609,771
Variation margin on futures contracts	23,100	—	—	9,900
Advisory fees payable	49,543	23,682	49,827	44,045
Management services fees payable	9,909	4,736	9,965	9,438
Administration fees payable	2,174	1,038	723	2,071
Distribution and services fees payable — Service Class	7,267	4,336	3,127	14,160
Trustee fees payable	18	12	6	14
Transfer agency fees payable	11,255	5,144	3,421	10,811
Fund accounting fees payable	2,591	1,237	861	2,468
Compliance services fees payable	629	465	189	421
Service fees payable	337	161	112	321
Other accrued expenses	78,702	61,241	32,175	61,376
TOTAL LIABILITIES	16,644,509	2,680,364	2,915,235	12,876,743
NET ASSETS	$69,303,393	$31,798,363	$26,895,532	$79,110,883
NET ASSETS CONSIST OF:
Capital	$64,704,271	$23,276,593	$53,369,325	$55,455,864
Accumulated net investment income (loss)	(295,467)	(430,000)	(983,827)	(585,313)
Accumulated net realized gains (losses) on investments	(16,691,992)	4,530,160	(27,414,370)	5,755,554
Net unrealized appreciation (depreciation) on investments	21,586,581	4,421,610	1,924,404	18,484,778
NET ASSETS	$69,303,393	$31,798,363	$26,895,532	$79,110,883
NET ASSETS:
Investor Class	$61,511,826	$26,623,912	$22,678,964	$53,777,213
Service Class	7,791,567	5,174,451	4,216,568	25,333,670
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	641,518	355,485	331,938	383,587
Service Class	94,308	78,741	71,019	211,890
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$95.88	$74.89	$68.32	$140.20
Service Class	82.62	65.71	59.37	119.56

See accompanying notes to the financial statements.

July 31, 2015 :: Statements of Assets and Liabilities :: 201

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$7,265,985	$17,740,606	$4,804,141	$15,334,819	$3,834,062	$23,281,014
10,176,870	23,951,876	6,592,087	19,440,610	5,396,455	28,107,707
62,000	—	—	18,000	99,000	8,000
10,238,870	23,951,876	6,592,087	19,458,610	5,495,455	28,115,707
852	—	—	363	713	658
—	—	—	—	—	—
—	—	—	—	—	—
12,444	11,680	5,401	11,766	3,922	8,538
—	—	28,924	—	54,355	173,066
21,638	744,184	2,792	711,600	666,652	449,902
—	—	—	—	674	—
—	—	—	—	—	—
—	—	—	—	—	—
22,838	24,400	19,646	34,507	19,261	34,183
10,296,642	24,732,140	6,648,850	20,216,846	6,241,032	28,782,054

—	68,504	28,783	—	—	—
—	315,193	25,297	787,752	52,979	7,865
14,905	219,771	16,013	42,390	263,537	470,429
—	—	—	—	—	—
4,473	11,634	3,457	14,987	—	26,072
895	2,327	691	2,997	—	5,215
270	537	250	658	199	888
1,241	7,438	2,517	8,002	1,416	8,156
3	4	2	5	3	8
1,642	3,735	1,581	4,539	1,729	6,474
322	640	298	784	237	1,058
92	116	59	162	75	232
42	83	39	102	31	138
13,841	15,743	7,634	18,361	7,519	18,703
37,726	645,725	86,621	880,739	327,725	545,238
$10,258,916	$24,086,415	$6,562,229	$19,336,107	$5,913,307	$28,236,816

$6,773,957	$18,234,721	$5,165,460	$28,406,485	$22,368,217	$25,651,072
77,253	(49,587)	(208,328)	(317,752)	(345,498)	(326,208)
434,821	(309,989)	(182,849)	(12,876,417)	(17,770,805)	(1,922,741)
2,972,885	6,211,270	1,787,946	4,123,791	1,661,393	4,834,693
$10,258,916	$24,086,415	$6,562,229	$19,336,107	$5,913,307	$28,236,816

$9,509,208	$15,740,639	$5,837,261	$11,267,214	$5,540,667	$23,771,783
749,708	8,345,776	724,968	8,068,893	372,640	4,465,033

178,073	238,592	88,984	155,571	81,268	337,937
15,199	143,771	12,670	128,646	6,237	73,759

$53.40	$65.97	$65.60	$72.42	$68.18	$70.34
49.33	58.05	57.22	62.72	59.75	60.54

See accompanying notes to the financial statements.

202 :: Statements of Assets and Liabilities :: July 31, 2015

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$4,065,167	$62,632,230	$61,674,873	$37,509,738
Securities, at value	5,295,772	60,890,146	46,005,965	29,825,557
Repurchase agreements, at value	—	27,344,000	30,545,000	14,457,000
Total Investment Securities, at value	5,295,772	88,234,146	76,550,965	44,282,557
Cash	—	173	9	680
Segregated cash balances with brokers	—	514,800	592,040	99,180
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	43,660	50,598	27,810	9,671
Receivable for investments sold	1,346,196	—	91,811	81,952
Receivable for capital shares issued	2,318	6,719,606	1,961,837	4,225,879
Due from Advisor under an expense limitation agreement	185	—	—	—
Unrealized gain on swap agreements	—	2,474,359	2,626,229	1,248,450
Variation margin on futures contracts	—	—	21,320	12,060
Prepaid expenses	13,306	14,960	15,995	10,396
TOTAL ASSETS	6,701,437	98,008,642	81,888,107	49,971,321
LIABILITIES:
Cash overdraft	29,604	—	—	—
Payable for investments purchased	5,817	—	220,532	—
Payable for capital shares redeemed	1,390,316	2,889,967	375,996	978,141
Variation margin on futures contracts	—	15,600	—	—
Advisory fees payable	—	55,064	49,306	28,711
Management services fees payable	—	11,013	9,861	5,742
Administration fees payable	172	2,418	2,162	1,257
Distribution and services fees payable — Service Class	1,295	5,578	1,501	1,132
Trustee fees payable	4	19	18	11
Transfer agency fees payable	1,858	13,642	9,068	6,055
Fund accounting fees payable	205	2,881	2,576	1,498
Compliance services fees payable	110	535	494	299
Service fees payable	27	375	335	195
Other accrued expenses	12,292	64,676	64,285	47,182
TOTAL LIABILITIES	1,441,700	3,061,768	736,134	1,070,223
NET ASSETS	$5,259,737	$94,946,874	$81,151,973	$48,901,098
NET ASSETS CONSIST OF:
Capital	$15,347,686	$120,844,027	$59,840,575	$50,280,812
Accumulated net investment income (loss)	1,179,918	(197,164)	(899,131)	(960,866)
Accumulated net realized gains (losses) on investments	(12,498,472)	(53,845,272)	4,927,292	(8,395,627)
Net unrealized appreciation (depreciation) on investments	1,230,605	28,145,283	17,283,237	7,976,779
NET ASSETS	$5,259,737	$94,946,874	$81,151,973	$48,901,098
NET ASSETS:
Investor Class	$3,628,430	$84,932,102	$79,173,481	$47,825,684
Service Class	1,631,307	10,014,772	1,978,492	1,075,414
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	250,632	790,222	862,941	1,151,306
Service Class	110,203	107,948	24,965	30,058
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$14.48	$107.48	$91.75	$41.54
Service Class	14.80	92.77	79.25	35.78

See accompanying notes to the financial statements.

July 31, 2015 :: Statements of Assets and Liabilities :: 203

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$12,510,560	$155,934,611	$9,756,000	$7,638,609	$11,441,883	$16,580,287
13,048,211	158,205,209	—	7,851,517	10,659,663	15,314,061
5,375,000	95,909,000	9,756,000	2,033,000	2,277,000	5,294,000
18,423,211	254,114,209	9,756,000	9,884,517	12,936,663	20,608,061
855	442	418	2,105	859	834
142,460	1,553,565	—	—	—	—
—	248	—	—	—	—
11,214	34,891	24	25,310	11,153	69,244
—	495,826	—	—	—	—
396,429	4,712,542	14,070	6,117	27,987	227,036

—	—	—	—	—	—
383,590	5,367,950	427,743	192,025	463,119	34,300
—	—	—	—	—	—
15,991	13,560	16,755	13,220	6,648	17,254
19,373,750	266,293,233	10,215,010	10,123,294	13,446,429	20,956,729

—	—	—	—	—	—
—	552,273	—	—	—	—
507,873	2,005,741	1,010,981	67,040	44,039	371,030
8,670	36,270	—	—	—	—
21,012	172,249	7,182	6,889	5,851	30,458
4,203	34,450	1,436	1,378	1,170	6,092
556	7,574	315	301	336	636
1,281	7,864	253	347	84	464
4	59	6	3	3	8
3,102	38,603	2,425	1,772	3,083	6,558
663	9,025	375	358	400	758
153	1,630	187	73	77	173
86	1,175	49	47	52	99
19,569	228,581	30,896	15,829	10,319	26,593
567,172	3,095,494	1,054,105	94,037	65,414	442,869
$18,806,578	$263,197,739	$9,160,905	$10,029,257	$13,381,015	$20,513,860

$21,952,119	$342,086,693	$29,792,187	$275,742,502	$41,230,327	$26,603,724
(184,425)	(1,033,938)	(1,052,590)	(48,448)	5,215	(204,723)
(9,232,583)	(182,451,538)	(20,006,435)	(268,102,730)	(29,812,426)	(9,947,215)

6,271,467	104,596,522	427,743	2,437,933	1,957,899	4,062,074
$18,806,578	$263,197,739	$9,160,905	$10,029,257	$13,381,015	$20,513,860

$17,391,301	$254,033,728	$8,911,842	$9,667,758	$13,296,870	$20,192,576
1,415,277	9,164,011	249,063	361,499	84,145	321,284

267,659	2,510,155	539,184	1,205,278	4,617,372	1,719,777
24,107	106,241	16,207	47,167	29,874	29,444

$64.98	$101.20	$16.53	$8.02	$2.88	$11.74
58.71	86.26	15.37	7.66	2.82	10.91

See accompanying notes to the financial statements.

204 :: Statements of Assets and Liabilities :: July 31, 2015

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$53,289,000	$40,623,000	$13,857,000	$3,489,000
Repurchase agreements, at value	53,289,000	40,623,000	13,857,000	3,489,000
Total Investment Securities, at value	53,289,000	40,623,000	13,857,000	3,489,000
Cash	—	—	970	30
Segregated cash balances with brokers	4,935,000	320,540	131,328	109,755
Segregated cash balances with custodian	—	—	958	—
Interest receivable	133	102	35	9
Receivable for capital shares issued	179,445	16,450,766	41,539	47,300,996
Receivable from broker for futures contracts transactions	584,189	—	—	—
Variation margin on futures contracts	—	9,300	—	2,613
Prepaid expenses	11,844	10,922	12,879	15,389
TOTAL ASSETS	58,999,611	57,414,630	14,044,709	50,917,792
LIABILITIES:
Cash overdraft	583,327	27,031	—	—
Payable for capital shares redeemed	248,737	3,408,882	2,901,079	460,298
Unrealized loss on swap agreements	—	897,770	209,088	539,310
Variation margin on futures contracts	—	—	15,831	—
Advisory fees payable	70,107	31,265	16,524	3,618
Management services fees payable	11,685	6,253	3,305	724
Administration fees payable	1,623	1,370	577	247
Distribution and services fees payable—Service Class	1,789	5,801	4,795	185
Trustee fees payable	13	8	2	2
Transfer agency fees payable	7,960	4,724	2,806	721
Fund accounting fees payable	1,935	1,632	687	294
Compliance services fees payable	337	179	50	55
Service fees payable	252	213	90	38
Other accrued expenses	39,630	28,951	10,242	9,962
TOTAL LIABILITIES	967,395	4,414,079	3,165,076	1,015,454
NET ASSETS	$58,032,216	$53,000,551	$10,879,633	$49,902,338
NET ASSETS CONSIST OF:
Capital	$133,186,516	$151,972,579	$54,003,980	$76,903,442
Accumulated net investment income (loss)	(603,683)	(293,305)	(358,922)	(239,615)
Accumulated net realized gains (losses) on investments	(76,739,666)	(97,697,524)	(42,595,913)	(26,204,898)
Net unrealized appreciation (depreciation) on investments	2,189,049	(981,199)	(169,512)	(556,591)
NET ASSETS	$58,032,216	$53,000,551	$10,879,633	$49,902,338
NET ASSETS:
Investor Class	$56,343,516	$45,711,356	$5,755,940	$47,554,565
Service Class	1,688,700	7,289,195	5,123,693	2,347,773
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,345,709	4,988,516	289,214	2,850,942
Service Class	79,215	826,355	256,980	150,401
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$24.02	$9.16	$19.90	$16.68
Service Class	21.32	8.82	19.94	15.61

See accompanying notes to the financial statements.

July 31, 2015 :: Statements of Assets and Liabilities :: 205

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$13,006,000	$2,244,000	$8,425,000	$3,857,000	$7,307,000	$6,580,000
13,006,000	2,244,000	8,425,000	3,857,000	7,307,000	6,580,000
13,006,000	2,244,000	8,425,000	3,857,000	7,307,000	6,580,000
—	—	294	537	321	318
77,550	7,520	85,650	26,282	48,779	—
—	—	322	—	278	—
33	6	21	10	19	17
378,389	284,061	724,118	389,302	5,119,888	19,433

—	—	—	—	—	—
2,250	—	—	1,636	1,445	—
10,317	9,262	10,015	16,645	14,579	12,989
13,474,539	2,544,849	9,245,420	4,291,412	12,492,309	6,612,757

15,533	716	—	—	—	—
355,578	6,786	294,297	2,282	136,157	180,325
409,668	129,662	320,224	102,026	344,859	421,533
—	260	10,050	—	—	—
9,507	4,612	5,751	1,805	5,758	4,681
1,901	922	1,150	361	1,152	936
416	135	255	101	259	168
1,379	78	1,076	261	233	893
3	—	3	—	2	—
2,183	433	2,219	874	1,756	736
496	160	304	121	309	201
82	11	71	30	60	26
65	21	40	16	40	26
12,106	674	11,106	4,826	9,029	4,720
808,917	144,470	646,546	112,703	499,614	614,245
$12,665,622	$2,400,379	$8,598,874	$4,178,709	$11,992,695	$5,998,512

$250,106,726	$27,477,062	$136,018,371	$28,834,991	$181,551,892	$73,546,961
(184,650)	(77,856)	(483,275)	(151,446)	(97,818)	(153,681)
(236,842,634)	(24,871,834)	(126,653,498)	(24,407,176)	(169,083,695)	(66,973,235)

(413,820)	(126,993)	(282,724)	(97,660)	(377,684)	(421,533)
$12,665,622	$2,400,379	$8,598,874	$4,178,709	$11,992,695	$5,998,512

$12,302,371	$2,315,010	$7,472,065	$3,866,952	$11,747,301	$4,978,237
363,251	85,369	1,126,809	311,757	245,394	1,020,275

2,336,421	487,282	390,563	629,146	1,083,557	231,634
72,985	19,294	60,293	54,828	22,681	50,367

$5.27	$4.75	$19.13	$6.15	$10.84	$21.49
4.98	4.42	18.69	5.69	10.82	20.26

See accompanying notes to the financial statements.

206 :: Statements of Assets and Liabilities :: July 31, 2015

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$8,611,000	$7,160,000	$4,490,000	$977,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	8,611,000	7,160,000	4,490,000	977,000
Total Investment Securities, at value	8,611,000	7,160,000	4,490,000	977,000
Cash	894	15	221	181
Segregated cash balances with brokers	—	—	—	92,925
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	21	18	11	3
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	117,081	1,617,939	181,983	13,978
Due from Advisor under an expense limitation agreement	—	—	—	1,268
Unrealized gain on swap agreements	—	—	—	—
Prepaid expenses	12,608	7,563	9,149	12,405
TOTAL ASSETS	8,741,604	8,785,535	4,681,364	1,097,760
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,888,377	1,862,737	219,007	56,313
Unrealized loss on swap agreements	359,740	395,872	24,178	—
Variation margin on futures contracts	—	—	—	3
Advisory fees payable	3,836	3,039	5,346	—
Management services fees payable	767	608	1,069	—
Administration fees payable	198	147	180	43
Distribution and services fees payable—Service Class	1,612	130	165	10
Trustee fees payable	2	—	—	—
Transfer agency fees payable	1,184	540	788	141
Fund accounting fees payable	236	175	215	51
Compliance services fees payable	45	28	11	10
Service fees payable	31	23	28	7
Other accrued expenses	6,136	4,248	3,635	2,336
TOTAL LIABILITIES	2,262,164	2,267,547	254,622	58,914
NET ASSETS	$6,479,440	$6,517,988	$4,426,742	$1,038,846
NET ASSETS CONSIST OF:
Capital	$109,463,580	$25,353,272	$14,801,961	$12,659,834
Accumulated net investment income (loss)	(262,364)	(131,408)	(61,126)	(76,607)
Accumulated net realized gains (losses) on investments	(102,362,036)	(18,308,004)	(10,289,915)	(11,548,125)
Net unrealized appreciation (depreciation) on investments	(359,740)	(395,872)	(24,178)	3,744
NET ASSETS	$6,479,440	$6,517,988	$4,426,742	$1,038,846
NET ASSETS:
Investor Class	$4,464,247	$6,326,648	$4,353,408	$1,027,024
Service Class	2,015,193	191,340	73,334	11,822
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	444,018	279,122	275,836	82,287
Service Class	210,490	9,089	4,998	1,002
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$10.05	$22.67	$15.78	$12.48
Service Class	9.57	21.05	14.67	11.80

See accompanying notes to the financial statements.

July 31, 2015 :: Statements of Assets and Liabilities :: 207

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$56,580,180	$9,479,793	$640,695,056	$56,086,430	$88,832,882	$58,323,652
46,082,196	9,248,449	576,644,288	36,674,596	71,145,789	36,763,930
16,504,000	2,962,000	299,010,000	21,650,000	31,764,000	27,138,000
62,586,196	12,210,449	875,654,288	58,324,596	102,909,789	63,901,930
453,651	583	529	905	31	751
—	—	—	—	—	—
—	—	—	692	—	663
10,014	10,374	549,700	59,373	24,931	21,875
955,864	505,638	—	—	—	22,873
61,519	100,053	1,668,000	841,922	451,495	907,287

—	—	—	—	—	—
—	—	—	297,157	1,024,879	—
22,639	17,481	34,265	16,088	16,999	20,944
64,089,883	12,844,578	877,906,782	59,540,733	104,428,124	64,876,323

518,910	—	—	—	—	26,005
219,545	625,245	3,288,725	132,793	436,699	95,752
384,379	48,353	15,432,334	—	—	120,672
—	—	—	—	—	—
25,032	8,224	535,932	36,397	90,561	51,982
5,006	1,645	107,187	7,280	18,112	10,397
915	359	23,535	1,461	2,804	1,624
5,376	2,416	37,412	2,196	3,164	3,145
5	3	172	2	21	11
3,483	1,980	62,126	1,953	6,561	4,021
1,091	428	28,045	1,741	3,342	1,935
118	78	4,737	69	607	214
142	56	3,653	227	435	252
20,658	14,832	670,019	28,532	82,039	37,952
1,184,660	703,619	20,193,877	212,651	644,345	353,962
$62,905,223	$12,140,959	$857,712,905	$59,328,082	$103,783,779	$64,522,361

$63,538,580	$51,426,736	$517,559,106	$53,154,672	$81,037,483	$74,621,533
(129,902)	(219,816)	(6,002,065)	118,478	(462,725)	(254,397)
(6,125,092)	(41,748,264)	126,628,966	3,519,609	8,107,235	(15,302,381)

5,621,637	2,682,303	219,526,898	2,535,323	15,101,786	5,457,606
$62,905,223	$12,140,959	$857,712,905	$59,328,082	$103,783,779	$64,522,361

$56,793,690	$9,499,519	$812,065,029	$54,987,075	$99,665,210	$58,916,740
6,111,533	2,641,440	45,647,876	4,341,007	4,118,569	5,605,621

1,627,909	198,683	10,432,103	627,557	1,112,817	3,768,692
183,226	59,674	703,456	53,236	50,889	405,251

$34.89	$47.81	$77.84	$87.62	$89.56	$15.63
33.36	44.26	64.89	81.54	80.93	13.83

See accompanying notes to the financial statements.

208 :: Statements of Assets and Liabilities :: July 31, 2015

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$148,530,105	$6,264,867	$64,081,143	$2,717,949
Securities, at value	118,025,976	5,380,206	62,934,564	2,508,301
Repurchase agreements, at value	49,881,000	2,764,000	22,096,000	1,538,000
Total Investment Securities, at value	167,906,976	8,144,206	85,030,564	4,046,301
Cash	866	609	726	976
Segregated cash balances with custodian	483	—	—	19
Dividends and interest receivable	61,849	4,243	5,588	4
Receivable for investments sold	—	—	—	2,155,910
Receivable for capital shares issued	632,896	6,570	324,541	43,855
Unrealized gain on swap agreements	—	71,987	317,631	123,885
Prepaid expenses	23,231	16,454	17,163	15,019
TOTAL ASSETS	168,626,301	8,244,069	85,696,213	6,385,969
LIABILITIES:
Payable for investments purchased	—	2,041	—	—
Payable for capital shares redeemed	372,999	700,733	318,232	1,444,346
Unrealized loss on swap agreements	282,062	—	—	—
Advisory fees payable	116,852	14,871	45,227	3,435
Management services fees payable	23,371	2,974	9,046	687
Administration fees payable	4,448	214	1,989	174
Distribution and services fees payable—Service Class	13,484	1,823	5,031	876
Trustee fees payable	31	2	14	1
Transfer agency fees payable	15,254	1,319	6,604	894
Fund accounting fees payable	5,301	255	2,371	207
Compliance services fees payable	778	158	378	39
Service fees payable	690	33	309	27
Other accrued expenses	115,477	12,032	56,496	4,779
TOTAL LIABILITIES	950,747	736,455	445,697	1,455,465
NET ASSETS	$167,675,554	$7,507,614	$85,250,516	$4,930,504
NET ASSETS CONSIST OF:
Capital	$132,652,474	$6,023,675	$56,257,246	$10,842,398
Accumulated net investment income (loss)	(704,246)	(236,683)	(885,538)	(218,060)
Accumulated net realized gains (losses) on investments	16,632,517	(230,704)	8,611,756	(7,146,071)
Net unrealized appreciation (depreciation) on investments	19,094,809	1,951,326	21,267,052	1,452,237
NET ASSETS	$167,675,554	$7,507,614	$85,250,516	$4,930,504
NET ASSETS:
Investor Class	$150,158,688	$5,698,534	$76,318,060	$4,747,499
Service Class	17,516,866	1,809,080	8,932,456	183,005
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,763,996	83,210	1,658,308	85,747
Service Class	366,034	28,920	232,142	3,855
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$54.33	$68.48	$46.02	$55.37
Service Class	47.86	62.55	38.48	47.47

See accompanying notes to the financial statements.

July 31, 2015 :: Statements of Assets and Liabilities :: 209

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$20,974,764	$5,934,073	$20,840,591	$21,263,561	$18,250,276	$13,921,816
23,084,587	5,966,517	16,097,518	9,277,798	15,473,151	11,611,722
7,173,000	1,823,000	10,196,000	7,468,000	10,692,000	4,467,000
30,257,587	7,789,517	26,293,518	16,745,798	26,165,151	16,078,722
949	1,206	924	803	543	771
—	—	—	—	—	643
39,122	16,805	8,780	23,358	8,816	8,731
—	—	—	811,433	—	—
152,384	90,448	33,110	292,407	30,166	2,446
—	—	115,090	—	275,186	—
18,291	13,871	16,557	16,282	20,403	18,566
30,468,333	7,911,847	26,467,979	17,890,081	26,500,265	16,109,879

—	—	—	—	—	—
843,722	98,035	48,156	3,534,860	729,557	142,146
513,595	97,774	—	310,666	—	211,829
20,633	9,032	27,458	11,017	25,378	60,081
4,127	1,807	5,492	2,203	5,076	12,016
901	249	730	476	639	503
4,704	424	1,974	987	2,021	745
8	3	6	4	5	6
4,658	1,100	3,011	3,314	2,269	2,937
1,074	297	870	568	762	599
218	78	170	116	186	359
140	39	113	74	99	78
33,854	12,147	23,346	14,893	25,892	31,064
1,427,634	220,985	111,326	3,879,178	791,884	462,363
$29,040,699	$7,690,862	$26,356,653	$14,010,903	$25,708,381	$15,647,516

$33,406,435	$37,109,809	$17,228,969	$143,258,131	$36,933,103	$9,210,130
(3,721)	(84,989)	(40,409)	(198,316)	17,244	(280,676)
(13,131,243)	(31,091,628)	3,600,076	(124,220,483)	(19,432,027)	4,772,985
8,769,228	1,757,670	5,568,017	(4,828,429)	8,190,061	1,945,077
$29,040,699	$7,690,862	$26,356,653	$14,010,903	$25,708,381	$15,647,516

$23,965,248	$7,218,785	$24,071,142	$13,341,110	$22,678,863	$14,804,065
5,075,451	472,077	2,285,511	669,793	3,029,518	843,451

639,503	410,315	924,859	3,064,819	603,428	590,173
157,174	29,348	96,177	170,461	83,128	38,422

$37.47	$17.59	$26.03	$4.35	$37.58	$25.08
32.29	16.09	23.76	3.93	36.44	21.95

See accompanying notes to the financial statements.

210 :: Statements of Assets and Liabilities :: July 31, 2015

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$7,891,098	$1,668,968	$7,719,374	$2,654,000
Securities, at value	9,281,288	1,459,596	7,698,896	—
Repurchase agreements, at value	3,100,000	755,000	2,696,000	2,654,000
Total Investment Securities, at value	12,381,288	2,214,596	10,394,896	2,654,000
Cash	872	828	636	819
Segregated cash balances with custodian	729	74	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	1,182	75,939	3,986	7
Receivable for investments sold	—	823,146	—	—
Receivable for capital shares issued	37,454	22,488	257,599	140,126
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized gain on swap agreements	—	27,396	285,760	45,085
Prepaid expenses	28,764	18,374	21,912	22,365
TOTAL ASSETS	12,450,289	3,182,841	10,964,881	2,862,402
LIABILITIES:
Payable for capital shares redeemed	225,209	137,836	109,365	15,912
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	68,783	—	—	—
Advisory fees payable	19,509	14,890	11,455	1,940
Management services fees payable	3,902	2,978	2,291	388
Administration fees payable	418	214	302	85
Distribution and services fees payable—Service Class	2,079	1,623	1,669	112
Trustee fees payable	12	2	2	1
Transfer agency fees payable	3,322	1,548	1,675	659
Fund accounting fees payable	498	255	360	102
Compliance services fees payable	313	61	85	22
Service fees payable	65	33	47	13
Other accrued expenses	25,726	15,232	13,705	4,189
TOTAL LIABILITIES	349,836	174,672	140,956	23,423
NET ASSETS	$12,100,453	$3,008,169	$10,823,925	$2,838,979
NET ASSETS CONSIST OF:
Capital	$13,759,078	$3,391,869	$26,717,898	$20,824,945
Accumulated net investment income (loss)	(428,427)	188,304	42,141	(104,974)
Accumulated net realized gains (losses) on investments	(5,651,605)	(1,145,028)	(18,897,396)	(17,926,077)
Net unrealized appreciation (depreciation) on investments	4,421,407	573,024	2,961,282	45,085
NET ASSETS	$12,100,453	$3,008,169	$10,823,925	$2,838,979
NET ASSETS:
Investor Class	$10,010,434	$2,052,110	$8,537,322	$2,725,135
Service Class	2,090,019	956,059	2,286,603	113,844
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	161,196	98,925	263,082	395,530
Service Class	38,351	48,340	74,169	16,797
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$62.10	$20.74	$32.45	$6.89
Service Class	54.50	19.78	30.83	6.78

See accompanying notes to the financial statements.

July 31, 2015 :: Statements of Assets and Liabilities :: 211

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$23,701,000	$5,565,000	$55,891,664	$23,374,000	$68,516,000	$48,766,000
—	—	10,506,244	—	—	—
23,701,000	5,565,000	45,554,000	23,374,000	68,516,000	48,766,000
23,701,000	5,565,000	56,060,244	23,374,000	68,516,000	48,766,000
949	931	522	39	759	822
—	—	60,000	90,000	390,000	—
—	—	—	—	—	449,237
59	14	65,736	59	172	122
—	—	—	—	—	—
330,225	1,968	1,809,106	—	7,380,458	326,021
—	—	—	—	—	248,321
—	—	—	—	—	725,518
394,423	—	2,602,861	—	—	—
12,505	24,336	19,876	9,803	18,426	17,798
24,439,161	5,592,249	60,618,345	23,473,901	76,305,815	50,533,839

106,123	1,851,073	4,807,764	2,685	527,304	92,694
—	—	—	—	—	100,909
136,927	78,265	—	266,787	3,855,306	—
31,647	3,506	19,084	15,045	47,391	29,253
6,330	701	5,725	3,009	9,478	5,851
517	166	1,258	659	2,074	1,283
8,187	9	5,678	339	4,633	11,306
3	1	4	5	16	9
4,165	694	4,041	1,477	7,362	6,703
616	197	1,499	786	2,471	1,529
71	27	166	127	408	350
80	26	195	102	322	199
14,849	3,488	30,039	19,186	60,826	33,637
309,515	1,938,153	4,875,453	310,207	4,517,591	283,723
$24,129,646	$3,654,096	$55,742,892	$23,163,694	$71,788,224	$50,250,116

$37,797,998	$65,071,416	$58,915,718	$47,927,302	$269,307,359	$45,472,524
(707,934)	(84,606)	(79,371)	(709,831)	(2,253,581)	(1,460,750)
(13,217,914)	(61,254,449)	(5,864,896)	(23,786,990)	(191,410,248)	5,890,014
257,496	(78,265)	2,771,441	(266,787)	(3,855,306)	348,328
$24,129,646	$3,654,096	$55,742,892	$23,163,694	$71,788,224	$50,250,116

$11,646,954	$3,646,438	$54,379,003	$22,770,006	$61,774,181	$35,640,154
12,482,692	7,658	1,363,889	393,688	10,014,043	14,609,962

886,668	185,599	1,038,987	1,441,267	10,569,172	1,226,404
926,224	419	27,458	25,659	1,858,616	542,515

$13.14	$19.65	$52.34	$15.80	$5.84	$29.06
13.48	18.28	49.67	15.34	5.39	26.93

See accompanying notes to the financial statements.

212 :: Statements of Assets and Liabilities :: July 31, 2015

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$4,675,000
Repurchase agreements, at value	4,675,000
Total Investment Securities, at value	4,675,000
Cash	577
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	6,883
Interest receivable	12
Receivable for capital shares issued	10,859
Prepaid expenses	9,922
TOTAL ASSETS	4,704,154
LIABILITIES:
Payable for capital shares redeemed	32,966
Unrealized depreciation on forward currency contracts	37,134
Advisory fees payable	2,049
Management services fees payable	410
Administration fees payable	91
Distribution and services fees payable—Service Class	514
Trustees fees payable	1
Transfer agency fees payable	427
Fund accounting fees payable	109
Compliance services fees payable	17
Service fees payable	14
Other accrued expenses	3,597
TOTAL LIABILITIES	77,329
NET ASSETS	$4,626,825
NET ASSETS CONSIST OF:
Capital	$7,199,030
Accumulated net investment income (loss)	(146,823)
Accumulated net realized gains (losses) on investments	(2,395,131)
Net unrealized appreciation (depreciation) on investments	(30,251)
NET ASSETS	$4,626,825
NET ASSETS:
Investor Class	$2,828,732
Service Class	1,798,093
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	158,661
Service Class	104,781
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.83
Service Class	17.16

See accompanying notes to the financial statements.

Statements of Operations

214 :: Statements of Operations :: For the Periods Indicated

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015
INVESTMENT INCOME:
Dividends	$1,429,445	$679,601	$89,016	$517,207
Interest	14,321	9,208	4,928	12,614
Foreign tax withholding	(177)	—	(39)	—
TOTAL INVESTMENT INCOME	1,443,589	688,809	93,905	529,821
EXPENSES:
Advisory fees	866,280	556,332	190,630	524,902
Management services fees	173,257	111,267	38,126	112,479
Administration fees	43,595	28,165	10,087	27,971
Distribution and services fees—Service Class	123,790	41,964	30,205	140,389
Transfer agency fees	114,092	51,426	29,223	92,597
Administrative services fees	344,987	165,919	76,320	193,244
Registration and filing fees	94,045	53,098	57,051	102,355
Custody fees	21,625	16,053	15,903	10,989
Fund accounting fees	76,412	47,101	25,162	46,400
Trustee fees	2,621	2,424	1,166	1,574
Compliance services fees	1,090	794	95	669
Service fees	5,885	3,903	1,390	3,803
Other fees	93,664	48,260	24,922	82,102
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	1,961,343	1,126,706	500,280	1,339,474
Expenses reduced and reimbursed by the Advisor	—	—	(21,700)	—
TOTAL NET EXPENSES	1,961,343	1,126,706	478,580	1,339,474
NET INVESTMENT INCOME (LOSS)	(517,754)	(437,897)	(384,675)	(809,653)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,253,639	4,968,489	953,444	1,390,329
Net realized gains (losses) on futures contracts	742,043	85,591	417,060	1,693,009
Net realized gains (losses) on swap agreements	2,655,673	705,547	143,883	4,243,620
Change in net unrealized appreciation/depreciation on investments	1,168,962	143,628	392,207	5,704,887
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,820,317	5,903,255	1,906,594	13,031,845
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,302,563	$5,465,358	$1,521,919	$12,222,192

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 215

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015

$543,569	$390,132	$188,947	$268,463	$227,374	$290,191
9	12	6	11	13	10
(30)	(86)	—	—	(42)	(20)
543,548	390,058	188,953	268,474	227,345	290,181

158,066	165,399	82,444	162,776	109,884	187,198
31,613	33,080	16,489	32,555	21,977	37,440
8,062	8,471	4,171	7,949	5,374	8,774
42,503	71,342	36,012	74,899	33,725	66,301
32,858	33,471	17,564	31,807	19,197	28,961
49,364	51,074	25,828	48,672	35,275	58,832
61,606	63,600	55,973	47,622	51,582	52,372
34,958	29,569	27,978	24,128	47,485	42,386
16,015	16,594	8,819	13,771	11,952	15,287
492	444	375	554	348	601
160	228	92	125	113	254
1,077	1,136	570	1,129	729	1,254
19,686	20,443	11,871	30,088	20,186	20,826
—	—	—	—	—	7,000
456,460	494,851	288,186	476,075	357,827	527,486
(27,185)	(30,960)	(56,505)	(23,480)	(46,807)	(27,425)
429,275	463,891	231,681	452,595	311,020	500,061
114,273	(73,833)	(42,728)	(184,121)	(83,675)	(209,880)

2,417,777	409,001	1,946,116	365,123	1,843,257	(795,336)
—	—	—	—	—	—
—	—	—	—	—	—

(2,557,242)	1,649,976	(1,725,770)	1,635,258	(943,805)	2,611,512

(139,465)	2,058,977	220,346	2,000,381	899,452	1,816,176

$(25,192)	$1,985,144	$177,618	$1,816,260	$815,777	$1,606,296

See accompanying notes to the financial statements.

216 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015
INVESTMENT INCOME:
Dividends	$654,699	$1,122,445	$635,997	$367,853
Interest	4	10,365	9,073	5,125
Foreign tax withholding	(32,751)	(132)	—	(113)
TOTAL INVESTMENT INCOME	621,952	1,132,678	645,070	372,865
EXPENSES:
Advisory fees	117,818	657,721	545,977	345,663
Management services fees	23,564	131,545	109,196	69,133
Administration fees	5,833	32,992	27,103	17,306
Distribution and services fees—Service Class	27,124	71,593	17,483	18,422
Transfer agency fees	17,267	105,702	62,092	53,800
Administrative services fees	42,572	213,033	221,985	122,224
Registration and filing fees	37,091	36,760	44,023	40,816
Custody fees	16,525	23,103	14,088	11,175
Fund accounting fees	9,474	56,761	45,649	36,799
Trustee fees	404	1,879	1,631	1,025
Compliance services fees	135	844	664	387
Service fees	798	4,514	3,748	2,378
Other fees	11,772	68,648	56,243	63,818
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	310,377	1,405,095	1,149,882	782,946
Expenses reduced and reimbursed by the Advisor	(3,631)	—	—	—
TOTAL NET EXPENSES	306,746	1,405,095	1,149,882	782,946
NET INVESTMENT INCOME (LOSS)	315,206	(272,417)	(504,812)	(410,081)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(247,120)	739,719	3,447,893	4,268,491
Net realized gains (losses) on futures contracts	—	475,291	1,254,348	740,108
Net realized gains (losses) on swap agreements	—	4,445,871	2,244,597	4,951,168
Change in net unrealized appreciation/depreciation on investments	(2,050,913)	8,791,208	4,822,058	552,970
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,298,033)	14,452,089	11,768,896	10,512,737
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,982,827)	$14,179,672	$11,264,084	$10,102,656

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 217

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015

$365,246	$2,210,805	$—	$343,400	$258,869	$403,559
3,145	34,004	12,323	1,227	969	2,178
—	—	—	(42,558)	(22,154)	(38,868)
368,391	2,244,809	12,323	302,069	237,684	366,869

198,797	1,929,662	280,268	134,706	94,150	217,310
39,760	385,934	56,054	26,941	18,830	43,462
10,048	96,168	14,184	7,221	4,867	10,865
19,393	96,252	5,011	10,407	3,025	10,535
29,957	295,722	23,305	25,316	20,001	48,936
77,385	670,959	128,407	46,492	19,691	55,406
50,834	54,930	40,676	44,750	31,643	33,069
7,080	28,001	8,506	17,986	18,589	21,238
16,992	154,988	20,632	12,544	8,146	16,987
602	5,470	1,495	428	296	602
267	2,469	264	115	119	233
1,359	13,217	2,024	960	662	1,510
29,257	279,431	22,927	19,223	13,333	26,654
10,000	—	—	—	—	29,739
491,731	4,013,203	603,753	347,089	233,352	516,546
(9,552)	—	—	—	(3,302)	—
482,179	4,013,203	603,753	347,089	230,050	516,546
(113,788)	(1,768,394)	(591,430)	(45,020)	7,634	(149,677)

1,154,031	5,080,143	—	475,612	(1,525,483)	(1,935,214)
258,611	5,863,758	—	—	—	—
1,450,947	40,061,921	3,330,068	(5,457,151)	(6,665,618)	(4,697,210)

626,316	28,779,932	3,342,249	(1,912,712)	(926,587)	301,869

3,489,905	79,785,754	6,672,317	(6,894,251)	(9,117,688)	(6,330,555)

$3,376,117	$78,017,360	$6,080,887	$(6,939,271)	$(9,110,054)	$(6,480,232)

See accompanying notes to the financial statements.

218 :: Statements of Operations :: For the Periods Indicated

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015
INVESTMENT INCOME:
Interest	$13,520	$9,882	$3,326	$2,600
TOTAL INVESTMENT INCOME	13,520	9,882	3,326	2,600
EXPENSES:
Advisory fees	416,330	247,343	83,753	61,963
Management services fees	69,389	49,469	16,751	12,392
Administration fees	17,135	12,356	4,143	2,897
Distribution and services fees—Service Class	22,667	70,134	48,598	6,792
Transfer agency fees	53,055	37,344	19,808	6,546
Administrative services fees	118,881	77,253	19,133	23,356
Registration and filing fees	34,900	39,244	35,002	56,362
Custody fees	7,644	7,649	7,130	5,721
Fund accounting fees	26,401	20,197	6,820	4,673
Trustee fees	1,051	630	185	192
Compliance services fees	409	223	88	68
Service fees	2,386	1,684	565	394
Other fees	34,843	28,890	14,389	11,552
Recoupment of prior expenses reduced by the Advisor	30,000	11,201	—	—
Total Gross Expenses before reductions	835,091	603,617	256,365	192,908
Expenses reduced and reimbursed by the Advisor	—	—	(8,992)	(39,058)
TOTAL NET EXPENSES	835,091	603,617	247,373	153,850
NET INVESTMENT INCOME (LOSS)	(821,571)	(593,735)	(244,047)	(151,250)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	19,476,673	(367,069)	(262,641)	(249,031)
Net realized gains (losses) on swap agreements	(29,300)	(4,766,451)	(1,333,046)	(2,056,515)
Change in net unrealized appreciation/depreciation on investments	619,226	(1,505,573)	(394,287)	(699,780)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	20,066,599	(6,639,093)	(1,989,974)	(3,005,326)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,245,028	$(7,232,828)	$(2,234,021)	$(3,156,576)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 219

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015

$5,640	$820	$4,095	$1,391	$3,080	$1,927
5,640	820	4,095	1,391	3,080	1,927

147,402	20,036	104,741	33,739	75,432	46,297
29,480	4,007	20,948	6,748	15,087	9,259
7,502	910	5,351	1,732	3,805	2,615
26,877	1,431	18,827	5,702	3,810	9,753
26,755	3,390	21,575	6,066	15,113	7,313
49,128	5,709	31,235	11,236	23,024	16,664
32,082	28,683	74,040	48,052	35,044	36,667
6,387	4,894	7,488	5,751	7,404	4,637
12,747	1,493	9,008	2,772	6,202	4,416
471	47	310	89	220	107
135	16	85	41	97	69
1,002	123	713	237	516	351
18,895	3,224	20,963	6,947	13,402	5,128
—	—	—	—	—	1,000
358,863	73,963	315,284	129,112	199,156	144,276
—	(24,979)	(47,871)	(43,337)	(16,320)	(24,645)
358,863	48,984	267,413	85,775	182,836	119,631
(353,223)	(48,164)	(263,318)	(84,384)	(179,756)	(117,704)

(452,172)	(12,096)	(110,453)	(69,613)	(289,122)	—
(3,839,905)	(702,265)	(2,189,694)	(407,858)	(3,680,592)	(222,532)

(1,419,718)	(227,243)	(885,470)	(291,289)	(635,306)	(671,073)

(5,711,795)	(941,604)	(3,185,617)	(768,760)	(4,605,020)	(893,605)

$(6,065,018)	$(989,768)	$(3,448,935)	$(853,144)	$(4,784,776)	$(1,011,309)

See accompanying notes to the financial statements.

220 :: Statements of Operations :: For the Periods Indicated

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	1,947	1,600	714	507
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	1,947	1,600	714	507
EXPENSES:
Advisory fees	47,307	36,265	15,826	16,595
Management services fees	9,461	7,253	3,165	2,766
Administration fees	2,446	1,812	817	728
Distribution and services fees—Service Class	17,722	3,516	1,881	645
Transfer agency fees	9,496	6,311	2,828	2,174
Administrative services fees	14,693	12,741	4,897	5,364
Registration and filing fees	30,799	26,531	27,028	29,578
Custody fees	5,372	5,101	5,011	3,922
Fund accounting fees	3,974	2,921	1,213	1,205
Trustee fees	141	118	45	47
Compliance services fees	38	45	12	12
Service fees	334	251	116	99
Other fees	8,634	6,369	3,107	2,579
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	150,417	109,234	65,946	65,714
Expenses reduced and reimbursed by the Advisor	(20,419)	(19,476)	(26,505)	(32,247)
TOTAL NET EXPENSES	129,998	89,758	39,441	33,467
NET INVESTMENT INCOME (LOSS)	(128,051)	(88,158)	(38,727)	(32,960)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(1,150,409)
Net realized gains (losses) on swap agreements	2,693,816	2,380,724	488,906	942
Change in net unrealized appreciation/depreciation on investments	(620,486)	(596,289)	(189,125)	(32,625)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,073,330	1,784,435	299,781	(1,182,092)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,945,279	$1,696,277	$261,054	$(1,215,052)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 221

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015

$222,791	$248,762	$3,556,653	$486,622	$702,129	$326,974
1,762	1,290	82,546	2,245	8,555	2,728
—	—	—	—	(819)	—
224,553	250,052	3,639,199	488,867	709,865	329,702

127,544	120,920	5,391,622	152,154	550,998	193,323
25,509	24,184	1,078,330	30,431	110,200	38,665
6,328	6,275	266,102	7,613	26,865	9,484
13,347	25,069	341,196	20,835	55,120	25,577
17,364	16,957	444,739	16,492	46,675	20,352
48,829	48,930	2,493,699	67,636	248,315	79,383
33,534	38,474	69,822	48,359	50,111	42,376
6,462	6,748	61,121	8,486	13,556	11,296
10,305	10,813	423,782	13,240	41,588	16,634
314	348	15,057	525	1,515	386
132	83	6,921	205	824	280
875	839	36,805	1,055	3,820	1,329
17,971	16,824	631,527	20,320	63,985	24,891
5,000	—	—	—	32,108	18,000
313,514	316,464	11,260,723	387,351	1,245,680	481,976
—	(377)	—	(10,755)	—	(8,064)
313,514	316,087	11,260,723	376,596	1,245,680	473,912
(88,961)	(66,035)	(7,621,524)	112,271	(535,815)	(144,210)

1,250,525	1,706,102	6,638,276	1,189,304	84,298	(592,116)
—	—	—	—	—	—
1,459,357	(1,996,659)	169,508,430	2,556,135	7,865,313	1,547,021

(343,319)	(2,868,861)	114,435,026	1,740,820	9,182,890	1,754,265

2,366,563	(3,159,418)	290,581,732	5,486,259	17,132,501	2,709,170

$2,277,602	$(3,225,453)	$282,960,208	$5,598,530	$16,596,686	$2,564,960

See accompanying notes to the financial statements.

222 :: Statements of Operations :: For the Periods Indicated

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015
INVESTMENT INCOME:
Dividends	$890,335	$217,656	$158,312	$8,456
Interest	11,544	2,295	4,831	596
Foreign tax withholding	—	(10)	—	—
TOTAL INVESTMENT INCOME	901,879	219,941	163,143	9,052
EXPENSES:
Advisory fees	766,763	151,103	476,854	50,777
Management services fees	153,353	30,221	95,371	10,155
Administration fees	37,494	7,464	23,853	2,526
Distribution and services fees—Service Class	97,342	22,122	45,950	4,690
Transfer agency fees	82,677	15,184	49,779	5,701
Administrative services fees	318,167	67,348	198,469	21,608
Registration and filing fees	52,902	35,936	39,645	27,389
Custody fees	17,023	8,473	10,339	5,316
Fund accounting fees	57,692	13,202	38,706	4,163
Trustee fees	2,087	548	1,341	151
Compliance services fees	1,090	225	380	62
Service fees	5,293	1,034	3,259	343
Other fees	86,485	20,036	60,838	8,068
Recoupment of prior expenses reduced by the Advisor	63,646	12,000	—	—
Total Gross Expenses before reductions	1,742,014	384,896	1,044,784	140,949
Expenses reduced and reimbursed by the Advisor	—	(12,245)	—	(15,748)
TOTAL NET EXPENSES	1,742,014	372,651	1,044,784	125,201
NET INVESTMENT INCOME (LOSS)	(840,135)	(152,710)	(881,641)	(116,149)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,016,815	477,027	2,241,607	(125,701)
Net realized gains (losses) on swap agreements	16,971,992	(681,559)	7,819,667	(235,263)
Change in net unrealized appreciation/depreciation on investments	12,560,360	(90,942)	7,798,048	56,104
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	30,549,167	(295,474)	17,859,322	(304,860)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$29,709,032	$(448,184)	$16,977,681	$(421,009)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 223

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015

$778,641	$300,878	$372,575	$303,894	$715,397	$1,220,161
3,468	1,420	2,964	2,310	3,599	7,180
(239)	(385)	—	(20,314)	—	—
781,870	301,913	375,539	285,890	718,996	1,227,341

294,690	117,189	203,842	175,082	277,182	554,658
58,938	23,438	40,769	35,017	55,437	110,932
14,901	6,025	10,287	8,865	13,959	28,297
50,645	7,776	37,058	31,849	38,785	24,917
39,488	14,537	30,646	39,800	36,005	50,094
114,491	50,518	79,579	48,996	118,513	271,806
39,517	33,973	39,831	43,400	55,831	42,909
10,183	6,871	7,097	6,840	8,816	8,736
24,648	10,242	16,832	14,950	24,255	50,015
974	459	620	542	946	1,740
351	114	255	151	339	897
2,032	803	1,407	1,190	1,910	3,745
32,136	13,163	25,122	23,190	34,475	62,544
—	—	14,700	—	16,375	76,691
682,994	285,108	508,045	429,872	682,828	1,287,981
—	(1,174)	—	—	—	—
682,994	283,934	508,045	429,872	682,828	1,287,981
98,876	17,979	(132,506)	(143,982)	36,168	(60,640)

(1,088,102)	(1,081,308)	947,925	(6,470,721)	623,691	5,561,279
(10,953,144)	(6,685,191)	2,574,850	(14,584,911)	1,608,934	1,016,269

(7,390,082)	(1,671,432)	2,741,425	(6,618,416)	1,089,366	(213,565)

(19,431,328)	(9,437,931)	6,264,200	(27,674,048)	3,321,991	6,363,983

$(19,332,452)	$(9,419,952)	$6,131,694	$(27,818,030)	$3,358,159	$6,303,343

See accompanying notes to the financial statements.

224 :: Statements of Operations :: For the Periods Indicated

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015
INVESTMENT INCOME:
Dividends	$352,320	$528,392	$651,103	$—
Interest	3,087	1,469	2,174	1,039
TOTAL INVESTMENT INCOME	355,407	529,861	653,277	1,039
EXPENSES:
Advisory fees	239,774	105,764	187,797	25,510
Management services fees	47,955	21,153	37,560	5,102
Administration fees	11,938	5,076	9,292	1,355
Distribution and services fees—Service Class	28,064	14,397	29,665	3,693
Transfer agency fees	27,738	10,449	25,859	5,954
Administrative services fees	96,393	45,548	76,230	7,364
Registration and filing fees	49,262	28,634	54,543	27,603
Custody fees	8,923	6,983	7,380	5,301
Fund accounting fees	19,860	6,715	16,402	2,207
Trustee fees	506	384	841	68
Compliance services fees	418	82	194	38
Service fees	1,630	742	1,274	186
Other fees	29,572	10,490	21,358	4,425
Recoupment of prior expenses reduced by the Advisor	12,000	12,000	1,704	—
Total Gross Expenses before reductions	574,033	268,417	470,099	88,806
Expenses reduced and reimbursed by the Advisor	—	(9,165)	—	(25,732)
TOTAL NET EXPENSES	574,033	259,252	470,099	63,074
NET INVESTMENT INCOME (LOSS)	(218,626)	270,609	183,178	(62,035)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(704,756)	472,977	(1,486,400)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(1,659,596)	230,051	(1,899,933)	869,441
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	683,151	(137,727)	927,905	(77,440)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,681,201)	565,301	(2,458,428)	792,001
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,899,827)	$835,910	$(2,275,250)	$729,966

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 225

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015	Year Ended July 31, 2015

$—	$—	$—	$—	$—	$—
7,184	918	586,972	6,758	22,112	18,639
7,184	918	586,972	6,758	22,112	18,639

182,945	20,654	215,521	167,826	545,365	471,149
36,589	4,131	64,656	33,565	109,073	94,230
9,385	971	16,311	8,417	27,410	23,511
178,680	165	115,978	5,803	72,011	140,244
67,090	3,621	67,954	13,137	66,753	66,679
22,104	6,244	92,485	79,981	218,988	157,712
33,733	27,563	57,456	34,825	54,600	48,630
6,398	4,955	6,486	5,015	8,765	9,551
16,478	1,399	27,541	13,750	45,148	39,400
579	41	995	480	1,449	1,376
159	29	418	150	617	627
1,236	138	2,217	1,144	3,698	3,199
21,526	4,003	33,470	19,816	60,165	66,895

29,203	—	—	—	—	2,972
606,105	73,914	701,488	383,909	1,214,042	1,126,175
—	(24,730)	—	—	—	—
606,105	49,184	701,488	383,909	1,214,042	1,126,175
(598,921)	(48,266)	(114,516)	(377,151)	(1,191,930)	(1,107,536)

—	—	215,674	—	—	—
—	—	(31,438)	—	(46,506)	—
10,163,600	(335,034)	2,451,623	(1,461,965)	(14,548,868)	—

—	—	—	—	—	11,003,808

54,492	(99,114)	2,358,093	(104,843)	(1,002,034)	(108,083)

10,218,092	(434,148)	4,993,952	(1,566,808)	(15,597,408)	10,895,725

$9,619,171	$(482,414)	$4,879,436	$(1,943,959)	$(16,789,338)	$9,788,189

See accompanying notes to the financial statements.

226 :: Statements of Operations :: For the Periods Indicated

Falling U.S. Dollar ProFund
Year Ended July 31, 2015
INVESTMENT INCOME:
Interest	$1,221
TOTAL INVESTMENT INCOME	1,221
EXPENSES:
Advisory fees	31,576
Management services fees	6,315
Administration fees	1,612
Distribution and services fees—Service Class	10,907
Transfer agency fees	5,991
Administrative services fees	10,320
Registration and filing fees	36,211
Custody fees	4,913
Fund accounting fees	2,714
Trustee fees	91
Compliance services fees	30
Service fees	215
Other fees	4,524
Total Gross Expenses before reductions	115,419
Expenses reduced and reimbursed by the Advisor	(29,572)
TOTAL NET EXPENSES	85,847
NET INVESTMENT INCOME (LOSS)	(84,626)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(958,491)
Change in net unrealized appreciation/depreciation on investments	54,701
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(903,790)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(988,416)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(517,754)	$(723,534)	$(437,897)	$(809,069)
Net realized gains (losses) on investments	8,651,355	9,820,040	5,759,627	6,828,839
Change in net unrealized appreciation/depreciation on investments	1,168,962	3,958,738	143,628	(481,024)
Change in net assets resulting from operations	9,302,563	13,055,244	5,465,358	5,538,746
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(933,344)	(2,347,689)
Service Class	—	—	(33,971)	(39,095)
Change in net assets resulting from distributions	—	—	(967,315)	(2,386,784)
Change in net assets resulting from capital transactions	(55,927,807)	12,565,209	(2,767,043)	(879,958)
Change in net assets	(46,625,244)	25,620,453	1,731,000	2,272,004
NET ASSETS:
Beginning of period	115,928,637	90,308,184	30,067,363	27,795,359
End of period	$69,303,393	$115,928,637	$31,798,363	$30,067,363
Accumulated net investment income (loss)	$(295,467)	$(398,382)	$(430,000)	$(565,395)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$957,812,327	$1,001,095,205	$277,164,777	$415,134,542
Dividends reinvested	—	—	932,114	837,282
Value of shares redeemed	(1,010,033,626)	(991,921,581)	(280,958,287)	(420,752,577)
Service Class
Proceeds from shares issued	91,075,586	96,908,508	8,107,720	13,738,569
Dividends reinvested	—	—	33,971	37,048
Value of shares redeemed	(94,782,094)	(93,516,923)	(8,047,338)	(9,874,822)
Change in net assets resulting from capital transactions	$(55,927,807)	$12,565,209	$(2,767,043)	$(879,958)
SHARE TRANSACTIONS:
Investor Class
Issued	10,382,920	12,217,884	3,795,087	6,189,636
Reinvested	—	—	13,435	12,915
Redeemed	(10,937,114)	(12,117,715)	(3,817,697)	(6,262,087)
Service Class
Issued	1,135,049	1,323,196	125,234	226,295
Reinvested	—	—	555	640
Redeemed	(1,184,566)	(1,274,865)	(126,604)	(164,732)
Change in shares	(603,711)	148,500	(9,990)	2,667

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$(384,675)	$(590,770)	$(809,653)	$(627,916)	$114,273	$102,054
1,514,387	(5,530,798)	7,326,958	11,343,343	2,417,777	4,004,805

392,207	(1,244,338)	5,704,887	2,965,340	(2,557,242)	(2,116,031)

1,521,919	(7,365,906)	12,222,192	13,680,767	(25,192)	1,990,828

—	—	—	—	(108,485)	(205,881)
—	—	—	—	—	(18,354)

—	—	(1,013,027)	(1,444,034)	(432,514)	(999,482)
—	—	(187,995)	(519,185)	(146,711)	(134,008)

—	—	(1,201,022)	(1,963,219)	(687,710)	(1,357,725)

9,045,331	(10,943,767)	10,833,558	8,475,560	(21,758,623)	3,917,217
10,567,250	(18,309,673)	21,854,728	20,193,108	(22,471,525)	4,550,320

16,328,282	34,637,955	57,256,155	37,063,047	32,730,441	28,180,121
$26,895,532	$16,328,282	$79,110,883	$57,256,155	$10,258,916	$32,730,441
$(983,827)	$(858,166)	$(585,313)	$(456,114)	$77,253	$76,479

$341,622,461	$513,223,631	$1,341,259,575	$1,333,648,633	$78,154,945	$112,527,567
—	—	1,001,928	1,387,406	539,147	1,203,775
(334,197,235)	(524,606,019)	(1,348,541,958)	(1,327,485,477)	(97,292,056)	(109,247,734)

72,490,559	78,690,637	281,203,188	252,939,803	79,514,958	74,875,182
—	—	187,937	239,156	144,856	149,170
(70,870,454)	(78,252,016)	(264,277,112)	(252,253,961)	(82,820,473)	(75,590,743)

$9,045,331	$(10,943,767)	$10,833,558	$8,475,560	$(21,758,623)	$3,917,217

5,144,906	8,068,998	10,222,772	12,162,124	1,450,226	2,170,367
—	—	7,836	12,780	10,263	24,230
(5,036,979)	(8,405,247)	(10,252,844)	(12,086,071)	(1,824,793)	(2,125,641)

1,257,409	1,420,908	2,482,886	2,643,751	1,580,100	1,551,016
—	—	1,713	2,537	3,011	3,240
(1,229,138)	(1,415,131)	(2,349,165)	(2,632,901)	(1,651,534)	(1,567,619)
136,198	(330,472)	113,198	102,220	(432,727)	55,593

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(73,833)	$(71,458)	$(42,728)	$(65,879)
Net realized gains (losses) on investments	409,001	1,679,042	1,946,116	514,475
Change in net unrealized appreciation/depreciation on investments	1,649,976	172,882	(1,725,770)	(2,614)
Change in net assets resulting from operations	1,985,144	1,780,466	177,618	445,982
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	(428,000)	(498,182)	(290,014)	—
Service Class	(170,008)	(210,129)	(133,137)	—
Change in net assets resulting from distributions	(598,008)	(708,311)	(423,151)	—
Change in net assets resulting from capital transactions	5,496,009	(4,357,364)	(15,750,648)	(3,897,521)
Change in net assets	6,883,145	(3,285,209)	(15,996,181)	(3,451,539)
NET ASSETS:
Beginning of period	17,203,270	20,488,479	22,558,410	26,009,949
End of period	$24,086,415	$17,203,270	$6,562,229	$22,558,410
Accumulated net investment income (loss)	$(49,587)	$(92,008)	$(208,328)	$(165,160)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$104,365,978	$109,022,467	$29,716,016	$98,813,718
Dividends reinvested	423,849	494,765	282,194	—
Value of shares redeemed	(103,744,487)	(113,150,902)	(41,704,597)	(102,883,222)
Service Class
Proceeds from shares issued	52,077,694	50,680,335	50,783,242	58,841,529
Dividends reinvested	161,370	203,338	132,521	—
Value of shares redeemed	(47,788,395)	(51,607,367)	(54,960,024)	(58,669,546)
Change in net assets resulting from capital transactions	$5,496,009	$(4,357,364)	$(15,750,648)	$(3,897,521)
SHARE TRANSACTIONS:
Investor Class
Issued	1,658,329	1,937,685	437,372	1,523,751
Reinvested	6,961	9,097	4,420	—
Redeemed	(1,657,072)	(2,034,832)	(619,665)	(1,618,803)
Service Class
Issued	928,808	987,969	850,668	1,031,843
Reinvested	2,994	4,171	2,364	—
Redeemed	(854,991)	(1,002,245)	(922,007)	(1,036,774)
Change in shares	85,029	(98,155)	(246,848)	(99,983)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$(184,121)	$(205,155)	$(83,675)	$(206,225)	$(209,880)	$(243,953)
365,123	2,901,275	1,843,257	10,997,013	(795,336)	3,813,141

1,635,258	(1,657,097)	(943,805)	(4,199,858)	2,611,512	(2,071,493)
1,816,260	1,039,023	815,777	6,590,930	1,606,296	1,497,695

—	—	—	—	(455,446)	—
—	—	—	—	(806,213)	—
—	—	—	—	(1,261,659)	—
7,739,084	(6,840,618)	(2,412,132)	(42,182,537)	18,642,423	(16,901,649)
9,555,344	(5,801,595)	(1,596,355)	(35,591,607)	18,987,060	(15,403,954)

9,780,763	15,582,358	7,509,662	43,101,269	9,249,756	24,653,710
$19,336,107	$9,780,763	$5,913,307	$7,509,662	$28,236,816	$9,249,756
$(317,752)	$(309,681)	$(345,498)	$(350,121)	$(326,208)	$(399,304)

$103,634,658	$153,893,315	$132,245,785	$248,045,190	$162,348,737	$124,373,561
—	—	—	—	451,894	—
(99,802,408)	(159,615,682)	(131,571,689)	(283,689,224)	(147,730,975)	(138,499,826)

97,730,805	49,510,523	52,269,720	61,926,207	138,511,983	66,935,466
—	—	—	—	802,378	—
(93,823,971)	(50,628,774)	(55,355,948)	(68,464,710)	(135,741,594)	(69,710,850)
$7,739,084	$(6,840,618)	$(2,412,132)	$(42,182,537)	$18,642,423	$(16,901,649)

1,486,907	2,450,391	1,931,208	3,986,570	2,388,178	1,891,650
—	—	—	—	6,997	—
(1,430,186)	(2,543,397)	(1,925,529)	(4,477,989)	(2,178,400)	(2,112,227)

1,619,600	899,937	876,283	1,065,808	2,336,660	1,143,506
—	—	—	—	14,354	—
(1,554,205)	(922,927)	(913,967)	(1,191,132)	(2,300,234)	(1,194,165)
122,116	(115,996)	(32,005)	(616,743)	267,555	(271,236)

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$315,206	$933,987	$(272,417)	$(310,232)
Net realized gains (losses) on investments	(247,120)	(553,921)	5,660,881	19,009,899
Change in net unrealized appreciation/depreciation on investments	(2,050,913)	2,007,800	8,791,208	1,001,354
Change in net assets resulting from operations	(1,982,827)	2,387,866	14,179,672	19,701,021
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(168,651)	(106,478)	—	—
Service Class	(5,078)	(2,837)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(173,729)	(109,315)	—	—
Change in net assets resulting from capital transactions	(19,388,474)	15,296,712	(28,386,871)	(2,887,437)
Change in net assets	(21,545,030)	17,575,263	(14,207,199)	16,813,584
NET ASSETS:
Beginning of period	26,804,767	9,229,504	109,154,073	92,340,489
End of period	$5,259,737	$26,804,767	$94,946,874	$109,154,073
Accumulated net investment income (loss)	$1,179,918	$1,038,441	$(197,164)	$(206,911)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$72,471,267	$157,087,634	$1,103,370,750	$1,544,212,302
Dividends reinvested	168,274	106,242	—	—
Value of shares redeemed	(90,309,227)	(142,421,010)	(1,114,338,857)	(1,553,367,914)
Service Class
Proceeds from shares issued	12,086,799	21,141,479	123,558,421	201,130,510
Dividends reinvested	5,070	2,313	—	—
Value of shares redeemed	(13,810,657)	(20,619,946)	(140,977,185)	(194,862,335)
Change in net assets resulting from capital transactions	$(19,388,474)	$15,296,712	$(28,386,871)	$(2,887,437)
SHARE TRANSACTIONS:
Investor Class
Issued	4,860,961	10,221,986	10,885,423	19,715,414
Reinvested	10,400	7,699	—	—
Redeemed	(6,046,964)	(9,245,033)	(11,007,958)	(19,864,681)
Service Class
Issued	799,396	1,304,687	1,434,506	2,982,368
Reinvested	304	162	—	—
Redeemed	(916,550)	(1,294,035)	(1,665,229)	(2,964,225)
Change in shares	(1,292,453)	995,466	(353,258)	(131,124)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$(504,812)	$(487,380)	$(410,081)	$(514,565)	$(113,788)	$(80,506)
6,946,838	12,712,307	9,959,767	10,403,571	2,863,589	2,518,486

4,822,058	(1,271,005)	552,970	(1,505,679)	626,316	(150,218)
11,264,084	10,953,922	10,102,656	8,383,327	3,376,117	2,287,762

—	—	—	—	—	—
—	—	—	—	—	—

(4,133,415)	—	—	—	—	—
(136,751)	—	—	—	—	—
(4,270,166)	—	—	—	—	—

9,689,584	(6,074,793)	(14,249,879)	(4,669,492)	(2,193,516)	(6,724,896)
16,683,502	4,879,129	(4,147,223)	3,713,835	1,182,601	(4,437,134)

64,468,471	59,589,342	53,048,321	49,334,486	17,623,977	22,061,111
$81,151,973	$64,468,471	$48,901,098	$53,048,321	$18,806,578	$17,623,977
$(899,131)	$(817,201)	$(960,866)	$(970,138)	$(184,425)	$(147,177)

$375,232,716	$392,310,549	$772,845,308	$877,781,858	$211,371,180	$328,039,577
4,033,645	—	—	—	—	—
(369,785,458)	(397,416,115)	(783,534,934)	(882,795,118)	(213,644,021)	(334,539,126)

8,207,056	7,563,015	37,484,582	47,179,123	8,194,279	7,730,447
136,751	—	—	—	—	—
(8,135,126)	(8,532,242)	(41,044,835)	(46,835,355)	(8,114,954)	(7,955,794)

$9,689,584	$(6,074,793)	$(14,249,879)	$(4,669,492)	$(2,193,516)	$(6,724,896)

4,170,472	5,059,723	19,816,619	24,994,753	3,297,830	6,058,630
50,962	—	—	—	—	—
(4,118,381)	(5,147,805)	(20,081,820)	(25,085,547)	(3,315,159)	(6,191,781)

103,810	110,254	1,142,379	1,535,549	142,781	160,532
1,987	—	—	—	—	—
(103,900)	(125,672)	(1,242,591)	(1,520,444)	(147,150)	(163,544)
104,950	(103,500)	(365,413)	(75,689)	(21,698)	(136,163)

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,768,394)	$(1,007,792)	$(591,430)	$(678,510)
Net realized gains (losses) on investments	51,005,822	58,183,435	3,330,068	1,116,662
Change in net unrealized appreciation/depreciation on investments	28,779,932	18,266,977	3,342,249	(2,931,534)
Change in net assets resulting from operations	78,017,360	75,442,620	6,080,887	(2,493,382)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(59,228,037)	16,849,723	(15,040,667)	14,383,834
Change in net assets	18,789,323	92,292,343	(8,959,780)	11,890,452
NET ASSETS:
Beginning of period	244,408,416	152,116,073	18,120,685	6,230,233
End of period	$263,197,739	$244,408,416	$9,160,905	$18,120,685
Accumulated net investment income (loss)	$(1,033,938)	$(548,945)	$(1,052,590)	$(1,005,747)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,920,592,868	$2,141,447,048	$346,887,788	$250,058,952
Dividends reinvested	—	—	—	—
Value of shares redeemed	(1,976,766,943)	(2,129,637,246)	(362,020,131)	(235,372,513)
Service Class
Proceeds from shares issued	21,180,941	73,241,487	5,462,301	2,204,766
Value of shares redeemed	(24,234,903)	(68,201,566)	(5,370,625)	(2,507,371)
Change in net assets resulting from capital transactions	$(59,228,037)	$16,849,723	$(15,040,667)	$14,383,834
SHARE TRANSACTIONS:
Investor Class
Issued	21,925,001	35,330,776	21,293,549	14,574,622
Reinvested	—	—	—	—
Redeemed	(22,567,842)	(35,264,241)	(21,775,913)	(13,965,695)
Service Class
Issued	282,800	1,364,121	342,084	144,221
Redeemed	(328,436)	(1,334,762)	(340,070)	(159,034)
Change in shares	(688,477)	95,894	(480,350)	594,114

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$(45,020)	$47,510	$7,634	$116,232	$(149,677)	$(124,176)
(4,981,539)	4,491,503	(8,191,101)	(582,252)	(6,632,424)	5,714,305

(1,912,712)	2,383,535	(926,587)	446,275	301,869	1,130,442
(6,939,271)	6,922,548	(9,110,054)	(19,745)	(6,480,232)	6,720,571

(48,075)	(22,117)	(120,933)	(14,408)	—	—
(48,075)	(22,117)	(120,933)	(14,408)	—	—

(16,244,618)	8,003,588	8,406,288	1,638,443	2,177,858	7,231,477
(23,231,964)	14,904,019	(824,699)	1,604,290	(4,302,374)	13,952,048

33,261,221	18,357,202	14,205,714	12,601,424	24,816,234	10,864,186
$10,029,257	$33,261,221	$13,381,015	$14,205,714	$20,513,860	$24,816,234
$(48,448)	$44,647	$5,215	$118,514	$(204,723)	$(140,183)

$90,230,100	$135,497,285	$182,031,505	$120,874,196	$233,496,829	$133,836,929
44,641	19,533	118,888	13,856	—	—
(103,628,116)	(128,000,167)	(173,356,424)	(119,386,537)	(229,522,798)	(127,597,585)

5,120,958	6,967,997	1,955,631	2,324,460	13,518,807	6,966,124
(8,012,201)	(6,481,060)	(2,343,312)	(2,187,532)	(15,314,980)	(5,973,991)

$(16,244,618)	$8,003,588	$8,406,288	$1,638,443	$2,177,858	$7,231,477

8,100,210	12,736,631	41,542,646	17,925,020	16,304,574	11,882,992
4,564	1,834	28,106	2,077	—	—
(9,243,410)	(12,020,149)	(38,842,287)	(17,896,089)	(16,248,990)	(11,372,000)

448,316	618,462	442,948	348,202	986,022	627,950
(686,599)	(645,943)	(513,004)	(331,579)	(1,134,584)	(555,945)
(1,376,919)	690,835	2,658,409	47,631	(92,978)	582,997

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(821,571)	$(900,436)	$(593,735)	$(717,366)
Net realized gains (losses) on investments	19,447,373	3,974,370	(5,133,520)	(8,364,036)
Change in net unrealized appreciation/depreciation on investments	619,226	1,274,373	(1,505,573)	675,472
Change in net assets resulting from operations	19,245,028	4,348,307	(7,232,828)	(8,405,930)
Change in net assets resulting from capital transactions	(719,842)	(20,760,643)	34,655,829	(10,127,505)
Change in net assets	18,525,186	(16,412,336)	27,423,001	(18,533,435)
NET ASSETS:
Beginning of period	39,507,030	55,919,366	25,577,550	44,110,985
End of period	$58,032,216	$39,507,030	$53,000,551	$25,577,550
Accumulated net investment income (loss)	$(603,683)	$(558,650)	$(293,305)	$(384,317)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$188,546,553	$253,355,498	$429,879,597	$287,062,773
Value of shares redeemed	(189,743,111)	(273,740,666)	(396,705,752)	(295,319,289)
Service Class
Proceeds from shares issued	18,582,796	7,875,198	33,566,205	25,732,693
Value of shares redeemed	(18,106,080)	(8,250,673)	(32,084,221)	(27,603,682)
Change in net assets resulting from capital transactions	$(719,842)	$(20,760,643)	$34,655,829	$(10,127,505)
SHARE TRANSACTIONS:
Investor Class
Issued	9,515,863	18,191,750	44,419,079	24,878,061
Redeemed	(9,811,386)	(19,943,685)	(41,200,559)	(25,744,504)
Service Class
Issued	1,060,910	608,445	3,578,566	2,264,433
Redeemed	(1,041,036)	(640,168)	(3,440,948)	(2,462,383)
Change in shares	(275,649)	(1,783,658)	3,356,138	(1,064,393)

(a) As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

Short Small-Cap ProFund			Short NASDAQ-100 ProFund			UltraBear ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014		Year Ended July 31, 2015	Year Ended July 31, 2014		Year Ended July 31, 2015	Year Ended July 31, 2014

$(244,047)	$(163,683)		$(151,250)	$(188,723)		$(353,223)	$(449,968)
(1,595,687)	(1,520,372)		(2,305,546)	(2,942,368)		(4,292,077)	(9,958,424)

(394,287)	285,820		(699,780)	170,653		(1,419,718)	1,115,679
(2,234,021)	(1,398,235)		(3,156,576)	(2,960,438)		(6,065,018)	(9,292,713)

(2,647,997)	4,477,172		40,048,762	12,008,973		(3,418,530)	10,659,817
(4,882,018)	3,078,937		36,892,186	9,048,535		(9,483,548)	1,367,104

15,761,651	12,682,714		13,010,152	3,961,617		22,149,170	20,782,066
$10,879,633	$15,761,651		$49,902,338	$13,010,152		$12,665,622	$22,149,170
$(358,922)	$(308,814)		$(239,615)	$(312,297)		$(184,650)	$(300,068)

$168,706,848	$254,505,798		$908,376,848	$889,615,715		$199,945,756	$231,700,737
(176,283,137)	(248,816,792)		(870,013,608)	(878,390,935)		(203,913,756)	(221,682,591)

62,055,275	71,537,684		51,388,564	63,392,948		186,694,105	292,432,694
(57,126,983)	(72,749,518)		(49,703,042)	(62,608,755)		(186,144,635)	(291,791,023)

$(2,647,997)	$4,477,172		$40,048,762	$12,008,973		$(3,418,530)	$10,659,817

7,801,503	10,574,874	(a)	50,114,924	37,580,759	(a)	33,843,885	28,472,283
(8,122,482)	(10,327,674	)(a)	(47,845,953)	(37,130,688	)(a)	(34,643,142)	(27,324,502)

2,852,709	2,940,457	(a)	2,976,967	2,776,467	(a)	33,847,636	39,000,914
(2,659,241)	(2,987,837	)(a)	(2,870,478)	(2,743,770	)(a)	(33,865,115)	(39,039,130)
(127,511)	199,820		2,375,460	482,768		(816,736)	1,109,565

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(48,164)	$(51,410)	$(263,318)	$(383,234)
Net realized gains (losses) on investments	(714,361)	(860,334)	(2,300,147)	(7,963,795)
Change in net unrealized appreciation/depreciation on investments	(227,243)	172,848	(885,470)	856,239
Change in net assets resulting from operations	(989,768)	(738,896)	(3,448,935)	(7,490,790)
Change in net assets resulting from capital transactions	1,302,193	(501,397)	(5,212,512)	1,976,333
Change in net assets	312,425	(1,240,293)	(8,661,447)	(5,514,457)
NET ASSETS:
Beginning of period	2,087,954	3,328,247	17,260,321	22,774,778
End of period	$2,400,379	$2,087,954	$8,598,874	$17,260,321
Accumulated net investment income (loss)	$(77,856)	$(84,977)	$(483,275)	$(614,951)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$73,483,316	$64,900,041	$219,411,682	$367,222,403
Value of shares redeemed	(72,161,358)	(65,449,070)	(224,166,990)	(365,718,137)
Service Class
Proceeds from shares issued	1,025,534	1,217,131	24,047,826	25,073,755
Value of shares redeemed	(1,045,299)	(1,169,499)	(24,505,030)	(24,601,688)
Change in net assets resulting from capital transactions	$1,302,193	$(501,397)	$(5,212,512)	$1,976,333
SHARE TRANSACTIONS:
Investor Class
Issued	13,907,186	9,149,395	9,919,406	13,437,442	(a)
Redeemed	(13,728,143)	(9,207,067)	(10,108,023)	(13,454,034	)(a)
Service Class
Issued	170,631	178,293	1,166,587	865,714	(a)
Redeemed	(175,095)	(175,243)	(1,180,318)	(855,514	)(a)
Change in shares	174,579	(54,622)	(202,348)	(6,392)

(a) As described in Note 10, share amounts have been adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(b) As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund			UltraShort International ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014		Year Ended July 31, 2015	Year Ended July 31, 2014

$(84,384)	$(156,043)	$(179,756)	$(226,274)		$(117,704)	$(80,927)
(477,471)	(3,524,087)	(3,969,714)	(7,300,678)		(222,532)	(2,404,814)

(291,289)	182,862	(635,306)	476,032		(671,073)	266,733
(853,144)	(3,497,268)	(4,784,776)	(7,050,920)		(1,011,309)	(2,219,008)

958,531	2,649,764	7,663,503	5,298,471		(2,321,694)	5,536,266
105,387	(847,504)	2,878,727	(1,752,449)		(3,333,003)	3,317,258

4,073,322	4,920,826	9,113,968	10,866,417		9,331,515	6,014,257
$4,178,709	$4,073,322	$11,992,695	$9,113,968		$5,998,512	$9,331,515
$(151,446)	$(230,526)	$(97,818)	$(140,701)		$(153,681)	$(209,677)

$83,859,911	$168,724,984	$346,114,522	$226,085,127		$69,008,724	$55,417,024
(82,913,268)	(168,574,922)	(338,014,877)	(221,457,026)		(71,329,779)	(49,334,962)

2,024,577	26,759,311	1,806,948	2,361,773		3,569,452	1,571,884
(2,012,689)	(24,259,609)	(2,243,090)	(1,691,403)		(3,570,091)	(2,117,680)

$958,531	$2,649,764	$7,663,503	$5,298,471		$(2,321,694)	$5,536,266

12,860,184	19,413,523	26,795,433	10,962,659	(b)	2,847,715	2,048,233	(a)
(12,700,401)	(19,411,822)	(26,208,975)	(10,823,957	)(b)	(2,956,288)	(1,828,972	)(a)

350,305	2,766,789	132,570	116,353	(b)	138,584	68,890	(a)
(352,031)	(2,745,742)	(160,809)	(82,893	)(b)	(144,992)	(75,317	)(a)
158,057	22,748	558,219	172,162		(114,981)	212,834

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(128,051)	$(225,161)	$(88,158)	$(76,854)
Net realized gains (losses) on investments	2,693,816	(6,947,697)	2,380,724	(2,065,728)
Change in net unrealized appreciation/depreciation on investments	(620,486)	210,579	(596,289)	148,128
Change in net assets resulting from operations	1,945,279	(6,962,279)	1,696,277	(1,994,454)
Change in net assets resulting from capital transactions	(1,180,575)	(3,990,869)	1,842,998	(2,004,052)
Change in net assets	764,704	(10,953,148)	3,539,275	(3,998,506)
NET ASSETS:
Beginning of period	5,714,736	16,667,884	2,978,713	6,977,219
End of period	$6,479,440	$5,714,736	$6,517,988	$2,978,713
Accumulated net investment income (loss)	$(262,364)	$(321,408)	$(131,408)	$(117,519)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$68,020,659	$97,295,551	$122,245,058	$73,248,389
Value of shares redeemed	(69,045,215)	(103,275,290)	(120,870,961)	(75,374,341)
Service Class
Proceeds from shares issued	504,543	4,630,565	4,409,873	3,704,235
Value of shares redeemed	(660,562)	(2,641,695)	(3,940,972)	(3,582,335)
Change in net assets resulting from capital transactions	$(1,180,575)	$(3,990,869)	$1,842,998	$(2,004,052)
SHARE TRANSACTIONS:
Investor Class
Issued	7,844,904	9,249,609	7,391,359	4,769,380
Redeemed	(7,916,792)	(10,055,410)	(7,340,491)	(4,935,648)
Service Class
Issued	60,986	432,723	239,809	219,110
Redeemed	(83,199)	(274,159)	(237,999)	(224,704)
Change in shares	(94,101)	(647,237)	52,678	(171,862)

(a) As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.

(b) As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

UltraShort China ProFund			UltraShort Japan ProFund			Banks UltraSector ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014		Year Ended July 31, 2015	Year Ended July 31, 2014		Year Ended July 31, 2015	Year Ended July 31, 2014

$(38,727)	$(41,263)		$(32,960)	$(73,729)		$(88,961)	$(98,796)
488,906	(1,767,015)		(1,149,467)	(1,034,375)		2,709,882	694,838

(189,125)	209,710		(32,625)	(509,198)		(343,319)	(624,762)
261,054	(1,598,568)		(1,215,052)	(1,617,302)		2,277,602	(28,720)

2,352,961	1,322,957		228,917	(5,041,921)		48,576,661	(23,555,819)
2,614,015	(275,611)		(986,135)	(6,659,223)		50,854,263	(23,584,539)

1,812,727	2,088,338		2,024,981	8,684,204		12,050,960	35,635,499
$4,426,742	$1,812,727		$1,038,846	$2,024,981		$62,905,223	$12,050,960
$(61,126)	$(69,716)		$(76,607)	$(125,312)		$(129,902)	$(182,297)

$73,160,204	$62,936,666		$45,151,165	$132,721,108		$132,784,200	$90,934,925
(70,699,377)	(61,644,295)		(44,891,199)	(137,588,786)		(89,447,322)	(112,332,655)

8,170,320	326,325		1,758,125	6,991,535		11,207,999	7,998,782
(8,278,186)	(295,739)		(1,789,174)	(7,165,778)		(5,968,216)	(10,156,871)

$2,352,961	$1,322,957		$228,917	$(5,041,921)		$48,576,661	$(23,555,819)

4,916,284	2,590,482	(a)	2,595,280	4,441,676	(b)	4,092,452	3,252,101
(4,739,652)	(2,548,261	)(a)	(2,592,094)	(4,584,679	)(b)	(2,870,787)	(4,095,603)

658,651	12,791	(a)	84,976	272,784	(b)	351,429	306,842
(656,662)	(13,053	)(a)	(85,547)	(277,319	)(b)	(188,646)	(404,311)
178,621	41,959		2,615	(147,538)		1,384,448	(940,971)

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(66,035)	$(143,187)	$(7,621,524)	$(5,223,265)
Net realized gains (losses) on investments	(290,557)	4,264,016	176,146,706	88,793,589
Change in net unrealized appreciation/depreciation on investments	(2,868,861)	1,541,994	114,435,026	50,794,516
Change in net assets resulting from operations	(3,225,453)	5,662,823	282,960,208	134,364,840
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	(64,063,304)	(48,578,380)
Service Class	—	—	(3,833,302)	(2,649,782)
Change in net assets resulting from distributions	—	—	(67,896,606)	(51,228,162)
Change in net assets resulting from capital transactions	(11,495,010)	10,617,489	178,453,206	24,330,983
Change in net assets	(14,720,463)	16,280,312	393,516,808	107,467,661
NET ASSETS:
Beginning of period	26,861,422	10,581,110	464,196,097	356,728,436
End of period	$12,140,959	$26,861,422	$857,712,905	$464,196,097
Accumulated net investment income (loss)	$(219,816)	$(204,096)	$(6,002,065)	$(4,149,429)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$50,123,273	$90,388,695	$787,538,683	$641,466,909
Dividends reinvested	—	—	62,987,818	47,627,897
Value of shares redeemed	(61,944,171)	(80,652,003)	(689,684,235)	(668,239,229)
Service Class
Proceeds from shares issued	3,153,839	6,642,546	63,865,329	52,033,152
Dividends reinvested	—	—	3,804,835	2,509,262
Value of shares redeemed	(2,827,951)	(5,761,749)	(50,059,224)	(51,067,008)
Change in net assets resulting from capital transactions	$(11,495,010)	$10,617,489	$178,453,206	$24,330,983
SHARE TRANSACTIONS:
Investor Class
Issued	872,513	1,752,528	11,503,013	12,961,824	(a)
Reinvested	—	—	980,203	1,041,308	(a)
Redeemed	(1,087,059)	(1,545,069)	(10,101,826)	(13,700,543	)(a)
Service Class
Issued	59,949	133,513	1,100,882	1,211,879	(a)
Reinvested	—	—	70,591	63,610	(a)
Redeemed	(54,591)	(117,138)	(887,192)	(1,218,226	)(a)
Change in shares	(209,188)	223,834	2,665,671	359,852

(a) As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$112,271	$(33,330)	$(535,815)	$(336,370)	$(144,210)	$(86,927)
3,745,439	1,311,274	7,949,611	3,356,292	954,905	284,878

1,740,820	(146,669)	9,182,890	1,748,395	1,754,265	187,454
5,598,530	1,131,275	16,596,686	4,768,317	2,564,960	385,405

(33,700)	—	(495,981)	(976,679)	—	—
(3,166)	—	(28,602)	(130,533)	—	—
(36,866)	—	(524,583)	(1,107,212)	—	—

44,205,313	(2,144,970)	61,080,001	(23,377,637)	52,364,004	(13,838,954)
49,766,977	(1,013,695)	77,152,104	(19,716,532)	54,928,964	(13,453,549)

9,561,105	10,574,800	26,631,675	46,348,207	9,593,397	23,046,946
$59,328,082	$9,561,105	$103,783,779	$26,631,675	$64,522,361	$9,593,397
$118,478	$(61,123)	$(462,725)	$(250,171)	$(254,397)	$(215,223)

$156,944,139	$63,343,284	$185,668,535	$66,276,228	$146,027,435	$56,610,963
33,484	—	491,207	945,778	—	—
(114,936,221)	(66,323,310)	(125,816,411)	(88,698,570)	(97,547,543)	(69,048,164)

5,987,569	4,736,329	22,257,839	15,884,328	9,913,443	3,790,518
3,157	—	28,602	129,399	—	—
(3,826,815)	(3,901,273)	(21,549,771)	(17,914,800)	(6,029,331)	(5,192,271)

$44,205,313	$(2,144,970)	$61,080,001	$(23,377,637)	$52,364,004	$(13,838,954)

1,898,035	890,603	2,348,735	1,048,340	9,927,026	4,557,997
420	—	6,597	15,048	—	—
(1,377,445)	(931,332)	(1,607,313)	(1,439,359)	(6,785,236)	(5,717,957)

75,047	71,162	301,558	281,058	751,958	344,854
42	—	422	2,240	—	—
(49,404)	(57,818)	(288,552)	(318,951)	(475,274)	(494,009)
546,695	(27,385)	761,447	(411,624)	3,418,474	(1,309,115)

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(840,135)	$(276,323)	$(152,710)	$(131,004)
Net realized gains (losses) on investments	17,988,807	4,196,049	(204,532)	4,804,270
Change in net unrealized appreciation/depreciation on investments	12,560,360	1,778,123	(90,942)	423,725
Change in net assets resulting from operations	29,709,032	5,697,849	(448,184)	5,096,991
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	(1,141,421)	—	(267,984)	—
Service Class	(147,060)	—	(38,507)	—
Change in net assets resulting from distributions	(1,288,481)	—	(306,491)	—
Change in net assets resulting from capital transactions	93,491,650	9,933,060	(2,781,201)	(12,403,285)
Change in net assets	121,912,201	15,630,909	(3,535,876)	(7,306,294)
NET ASSETS:
Beginning of period	45,763,353	30,132,444	11,043,490	18,349,784
End of period	$167,675,554	$45,763,353	$7,507,614	$11,043,490
Accumulated net investment income (loss)	$(704,246)	$(355,775)	$(236,683)	$(187,627)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$285,853,843	$136,491,465	$89,045,983	$121,483,496
Dividends reinvested	1,117,868	—	267,046	—
Value of shares redeemed	(204,950,029)	(125,494,417)	(92,077,695)	(134,209,223)
Service Class
Proceeds from shares issued	39,495,142	19,560,766	2,080,769	4,975,458
Dividends reinvested	146,459	—	38,507	—
Value of shares redeemed	(28,171,633)	(20,624,754)	(2,135,811)	(4,653,016)
Change in net assets resulting from capital transactions	$93,491,650	$9,933,060	$(2,781,201)	$(12,403,285)
SHARE TRANSACTIONS:
Investor Class
Issued	6,061,932	3,892,680	1,249,860	1,970,722
Reinvested	24,925	—	4,063	—
Redeemed	(4,416,095)	(3,681,598)	(1,316,010)	(2,148,873)
Service Class
Issued	942,391	657,512	32,054	89,020
Reinvested	3,684	—	637	—
Redeemed	(687,636)	(691,483)	(33,642)	(82,625)
Change in shares	1,929,201	177,111	(63,038)	(171,756)

(a) Amount includes $31,752 related to a voluntary capital contribution from the Advisor

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$(881,641)	$(1,224,331)	$(116,149)	$(148,591)	$98,876	$(92,077)
10,061,274	6,919,841	(360,964)	1,079,607	(12,041,246)	13,567,171

7,798,048	5,079,109	56,104	717,992	(7,390,082)	(318,761)
16,977,681	10,774,619	(421,009)	1,649,008	(19,332,452)	13,156,333

(467,091)	(4,547,236)	—	—	—	—
(39,491)	(459,411)	—	—	—	—
(506,582)	(5,006,647)	—	—	—	—
3,196,192	18,259,037	(980,737)	(4,470,608)	(9,587,747)	6,297,170
19,667,291	24,027,009	(1,401,746)	(2,821,600)	(28,920,199)	19,453,503

65,583,225	41,556,216	6,332,250	9,153,850	57,960,898	38,507,395
$85,250,516	$65,583,225	$4,930,504	$6,332,250	$29,040,699	$57,960,898
$(885,538)	$(1,056,773)	$(218,060)	$(334,790)	$(3,721)	$(171,205)

$72,549,753	$216,923,362	$42,719,675	$30,265,176	$134,152,251	$147,827,303
450,737	4,383,212	—	—	—	—
(73,514,250)	(205,851,411)	(43,724,189)	(34,746,190)	(147,107,170)	(140,809,923)

18,152,046	25,912,973	8,660,328	6,319,194 (a)	10,121,804	4,645,700
39,491	437,925	—	—	—	—
(14,481,585)	(23,547,024)	(8,636,551)	(6,308,788)	(6,754,632)	(5,365,910)
$3,196,192	$18,259,037	$(980,737)	$(4,470,608)	$(9,587,747)	$6,297,170

1,811,350	6,102,271	834,537	589,782	2,802,967	2,641,093
13,038	130,453	—	—	—	—
(1,912,842)	(5,845,103)	(859,684)	(680,520)	(3,023,704)	(2,484,363)

507,473	868,844	192,101	127,139	251,724	94,373
1,358	15,317	—	—	—	—
(431,830)	(800,532)	(194,109)	(132,454)	(171,240)	(104,618)
(11,453)	471,250	(27,155)	(96,053)	(140,253)	146,485

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,979	$(131,115)	$(132,506)	$(62,957)
Net realized gains (losses) on investments	(7,766,499)	6,517,646	3,522,775	2,404,653
Change in net unrealized appreciation/depreciation on investments	(1,671,432)	(832,305)	2,741,425	199,396
Change in net assets resulting from operations	(9,419,952)	5,554,226	6,131,694	2,541,092
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(1,213,310)	(186,148)
Service Class	—	—	(253,649)	(101,526)
Change in net assets resulting from distributions	—	—	(1,466,959)	(287,674)
Change in net assets resulting from capital transactions	(27,526,760)	24,845,416	(4,618,515)	10,336,333
Change in net assets	(36,946,712)	30,399,642	46,220	12,589,751
NET ASSETS:
Beginning of period	44,637,574	14,237,932	26,310,433	13,720,682
End of period	$7,690,862	$44,637,574	$26,356,653	$26,310,433
Accumulated net investment income (loss)	$(84,989)	$(198,426)	$(40,409)	$(52,928)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$62,739,148	$94,539,762	$53,386,485	$72,241,228
Dividends reinvested	—	—	1,083,858	172,983
Value of shares redeemed	(87,514,123)	(72,260,126)	(54,453,028)	(62,853,467)
Service Class
Proceeds from shares issued	2,790,630	11,293,866	11,737,771	10,700,575
Dividends reinvested	—	—	249,718	100,477
Value of shares redeemed	(5,542,415)	(8,728,086)	(16,623,319)	(10,025,463)
Change in net assets resulting from capital transactions	$(27,526,760)	$24,845,416	$(4,618,515)	$10,336,333
SHARE TRANSACTIONS:
Investor Class
Issued	2,820,458	3,430,302	2,247,273	3,620,123
Reinvested	—	—	48,473	9,857
Redeemed	(3,715,936)	(2,729,036)	(2,311,474)	(3,211,564)
Service Class
Issued	132,192	449,586	535,503	581,019
Reinvested	—	—	12,152	6,138
Redeemed	(231,728)	(348,038)	(798,999)	(542,340)
Change in shares	(995,014)	802,814	(267,072)	463,233

(a) Subsequent to the issuance of the July 31, 2014 financial statements, $4,375 was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$(143,982)	$(126,795)	$36,168	$100,900	$(60,640)	$(185,179)
(21,055,632)	(6,233,669)	2,232,625	613,111	6,577,548	7,533,452

(6,618,416)	8,473,601	1,089,366	1,658,706	(213,565)	1,386,727
(27,818,030)	2,113,137	3,358,159	2,372,717	6,303,343	8,735,000

—	—	(113,372)	(31,838)	—	(4,375	)(a)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	(113,372)	(31,838)	—	(4,375)
13,885,706	(6,746,422)	(6,735,066)	174,950	(69,641,063)	67,457,504
(13,932,324)	(4,633,285)	(3,490,279)	2,515,829	(63,337,720)	76,188,129

27,943,227	32,576,512	29,198,660	26,682,831	78,985,236	2,797,107
$14,010,903	$27,943,227	$25,708,381	$29,198,660	$15,647,516	$78,985,236
$(198,316)	$(92,756)	$17,244	$132,472	$(280,676)	$(219,437)

$228,395,102	$315,187,854	$198,014,614	$151,858,670	$156,363,296	$153,629,266
—	—	111,226	29,124	—	4,206
(217,861,651)	(320,730,980)	(203,471,075)	(154,934,469)	(224,058,159)	(88,289,054)

28,726,649	14,674,605	36,626,956	19,515,061	22,522,832	25,318,713
—	—	—	—	—	—
(25,374,394)	(15,877,901)	(38,016,787)	(16,293,436)	(24,469,032)	(23,205,627)
$13,885,706	$(6,746,422)	$(6,735,066)	$174,950	$(69,641,063)	$67,457,504

26,190,283	23,941,620	5,179,430	5,032,497	5,584,342	6,923,749
—	—	3,155	1,041	—	220
(24,944,464)	(24,437,303)	(5,303,225)	(5,184,910)	(8,043,519)	(4,036,132)

4,114,582	1,248,150	953,475	618,759	907,679	1,409,056
—	—	—	—	—	—
(4,082,305)	(1,343,837)	(1,002,048)	(513,720)	(1,003,135)	(1,286,918)
1,278,096	(591,370)	(169,213)	(46,333)	(2,554,633)	3,009,975

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(218,626)	$(261,407)	$270,609	$8,922
Net realized gains (losses) on investments	(2,364,352)	3,953,076	703,028	(489,732)
Change in net unrealized appreciation/depreciation on investments	683,151	1,514,507	(137,727)	141,481
Change in net assets resulting from operations	(1,899,827)	5,206,176	835,910	(339,329)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(7,586)	(21,394)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	(7,586)	(21,394)
Change in net assets resulting from capital transactions	(18,964,881)	22,626,250	(5,612,437)	3,682,286
Change in net assets	(20,864,708)	27,832,426	(4,784,113)	3,321,563
NET ASSETS:
Beginning of period	32,965,161	5,132,735	7,792,282	4,470,719
End of period	$12,100,453	$32,965,161	$3,008,169	$7,792,282
Accumulated net investment income (loss)	$(428,427)	$(300,349)	$188,304	$(69,249)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$172,456,066	$99,249,684	$83,107,019	$34,032,819
Dividends reinvested	—	—	7,514	20,853
Value of shares redeemed	(187,915,287)	(80,293,897)	(88,533,189)	(31,113,806)
Service Class
Proceeds from shares issued	11,724,787	53,241,913	6,279,576	25,890,811
Dividends reinvested	—	—	—	—
Value of shares redeemed	(15,230,447)	(49,571,450)	(6,473,357)	(25,148,391)
Change in net assets resulting from capital transactions	$(18,964,881)	$22,626,250	$(5,612,437)	$3,682,286
SHARE TRANSACTIONS:
Investor Class
Issued	2,804,504	2,091,652	3,976,289	1,674,032
Reinvested	—	—	370	1,048
Redeemed	(3,148,814)	(1,693,867)	(4,174,723)	(1,579,468)
Service Class
Issued	226,039	1,246,979	309,095	1,277,300
Reinvested	—	—	—	—
Redeemed	(296,751)	(1,165,970)	(322,385)	(1,245,753)
Change in shares	(415,022)	478,794	(211,354)	127,159

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 249

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$183,178	$146,873	$(62,035)	$(72,439)	$(598,921)	$(224,235)
(3,386,333)	891,978	869,441	(862,179)	10,163,600	(4,694,830)

927,905	(85,884)	(77,440)	94,905	54,492	(241,764)
(2,275,250)	952,967	729,966	(839,713)	9,619,171	(5,160,829)

(166,243)	(69,379)	—	—	—	—
(15,699)	(5,230)	—	—	—	—
(181,942)	(74,609)	—	—	—	—
(13,094,882)	7,392,454	(1,422,684)	2,803,972	6,235,549	857,580
(15,552,074)	8,270,812	(692,718)	1,964,259	15,854,720	(4,303,249)

26,375,999	18,105,187	3,531,697	1,567,438	8,274,926	12,578,175
$10,823,925	$26,375,999	$2,838,979	$3,531,697	$24,129,646	$8,274,926
$42,141	$44,252	$(104,974)	$(105,235)	$(707,934)	$(324,108)

$156,052,589	$131,557,659	$77,415,931	$60,115,848	$168,057,940	$149,916,289
164,719	66,843	—	—	—	—
(169,573,007)	(125,706,499)	(78,942,285)	(56,832,597)	(163,647,056)	(157,603,289)

22,136,703	29,688,835	10,498,926	616,177	524,660,910	240,225,901
15,684	5,056	—	—	—	—
(21,891,570)	(28,219,440)	(10,395,256)	(1,095,456)	(522,836,245)	(231,681,321)
$(13,094,882)	$7,392,454	$(1,422,684)	$2,803,972	$6,235,549	$857,580

4,554,420	4,701,320	12,633,834	9,899,767	18,003,566	17,896,378
4,445	2,604	—	—	—	—
(5,120,064)	(4,523,557)	(12,889,945)	(9,400,019)	(17,487,354)	(18,849,943)

687,266	1,032,145	1,677,268	99,005	54,495,418	27,229,666
443	205	—	—	—	—
(695,212)	(981,778)	(1,667,628)	(178,136)	(54,289,303)	(26,550,473)
(568,702)	230,939	(246,471)	420,617	722,327	(274,372)

See accompanying notes to the financial statements.

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund			U.S. Government Plus ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014		Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(48,266)	$(99,391)		$(114,516)	$12,191
Net realized gains (losses) on investments	(335,034)	(767,827)		2,635,859	(451,687)
Change in net unrealized appreciation/depreciation on investments	(99,114)	(165,097)		2,358,093	(532)
Change in net assets resulting from operations	(482,414)	(1,032,315)		4,879,436	(440,028)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—		—	(7,794	)(a)
Service Class	—	—		—	(634	)(a)
Change in net assets resulting from distributions	—	—		—	(8,428)
Change in net assets resulting from capital transactions	3,248,354	(2,996,759)		13,029,836	(18,326,019)
Change in net assets	2,765,940	(4,029,074)		17,909,272	(18,774,475)
NET ASSETS:
Beginning of period	888,156	4,917,230		37,833,620	56,608,095
End of period	$3,654,096	$888,156		$55,742,892	$37,833,620
Accumulated net investment income (loss)	$(84,606)	$(143,776)		$(79,371)	$30,726
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$48,962,517	$82,271,444		$711,220,511	$763,563,276
Dividends reinvested	—	—		—	6,960
Value of shares redeemed	(45,706,696)	(85,126,548)		(682,949,215)	(780,977,353)
Service Class
Proceeds from shares issued	85,201	584,413		678,497,231	642,755,032
Dividends reinvested	—	—		—	634
Value of shares redeemed	(92,668)	(726,068)		(693,738,691)	(643,674,568)
Change in net assets resulting from capital transactions	$3,248,354	$(2,996,759)		$13,029,836	$(18,326,019)
SHARE TRANSACTIONS:
Investor Class
Issued	2,442,926	3,166,239	(b)	13,571,645	17,998,794
Reinvested	—	—		—	157
Redeemed	(2,296,538)	(3,311,045	)(b)	(12,994,218)	(18,464,567)
Service Class
Issued	4,615	23,395	(b)	13,276,297	15,468,248
Reinvested	—	—		—	16
Redeemed	(5,072)	(29,223	)(b)	(13,612,160)	(15,530,118)
Change in shares	145,931	(150,634)		241,564	(527,470)

(a)         Subsequent to the issuance of the July 31, 2014 financial statements, $4,087 and $332 was determined to be a return of capital from the Investor Class and Service Class, respectively.

(b)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 251

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

$(377,151)	$(641,049)	$(1,191,930)	$(1,884,792)	$(1,107,536)	$(756,394)
(1,461,965)	(1,688,484)	(14,595,374)	(12,260,465)	11,003,808	(4,760,215)

(104,843)	342,225	(1,002,034)	(2,331,700)	(108,083)	3,339,832
(1,943,959)	(1,987,308)	(16,789,338)	(16,476,957)	9,788,189	(2,176,777)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

269,185	(24,683,579)	(3,617,918)	(38,816,838)	9,938,977	(51,536,176)
(1,674,774)	(26,670,887)	(20,407,256)	(55,293,795)	19,727,166	(53,712,953)

24,838,468	51,509,355	92,195,480	147,489,275	30,522,950	84,235,903
$23,163,694	$24,838,468	$71,788,224	$92,195,480	$50,250,116	$30,522,950
$(709,831)	$(1,027,670)	$(2,253,581)	$(3,042,306)	$(1,460,750)	$(1,567,776)

$17,370,694	$40,572,611	$487,518,416	$642,185,530	$198,746,271	$78,041,969
—	—	—	—	—	—
(16,770,228)	(48,536,615)	(498,620,813)	(666,715,274)	(191,714,269)	(128,176,612)

121,953	11,747,271	626,718,329	558,511,999	66,116,276	35,967,604
—	—	—	—	—	—
(453,234)	(28,466,846)	(619,233,850)	(572,799,093)	(63,209,301)	(37,369,137)

$269,185	$(24,683,579)	$(3,617,918)	$(38,816,838)	$9,938,977	$(51,536,176)

1,070,329	2,244,120	81,000,294	81,450,532	7,247,511	3,105,452
—	—	—	—	—	—
(1,036,963)	(2,718,193)	(82,947,084)	(84,433,624)	(6,853,886)	(5,116,997)

7,690	657,831	114,109,010	76,943,934	2,613,645	1,526,516
—	—	—	—	—	—
(28,899)	(1,589,718)	(112,946,157)	(79,059,263)	(2,489,041)	(1,583,529)
12,157	(1,405,960)	(783,937)	(5,098,421)	518,229	(2,068,558)

See accompanying notes to the financial statements.

252 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Year Ended July 31, 2015	Year Ended July 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(84,626)	$(124,639)
Net realized gains (losses) on investments	(958,491)	377,988
Change in net unrealized appreciation/depreciation on investments	54,701	(332,669)
Change in net assets resulting from operations	(988,416)	(79,320)
Change in net assets resulting from capital transactions	(9,026)	(1,916,615)
Change in net assets	(997,442)	(1,995,935)
NET ASSETS:
Beginning of period	5,624,267	7,620,202
End of period	$4,626,825	$5,624,267
Accumulated net investment income (loss)	$(146,823)	$(221,184)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$17,817,513	$29,105,452
Value of shares redeemed	(18,218,733)	(31,608,336)
Service Class
Proceeds from shares issued	35,795,484	36,070,881
Value of shares redeemed	(35,403,290)	(35,484,612)
Change in net assets resulting from capital transactions	$(9,026)	$(1,916,615)
SHARE TRANSACTIONS:
Investor Class
Issued	923,559	1,312,960
Redeemed	(946,172)	(1,424,757)
Service Class
Issued	1,861,067	1,661,646
Redeemed	(1,835,930)	(1,635,589)
Change in shares	2,524	(85,740)

See accompanying notes to the financial statements.

Financial Highlights

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2015	$87.77	(0.31)	8.42	8.11	—	—
Year Ended July 31, 2014	$76.56	(0.47)	11.68	11.21	—	—
Year Ended July 31, 2013	$62.44	(0.41)	14.53	14.12	—	—
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—
Service Class
Year Ended July 31, 2015	$76.39	(1.12)	7.35	6.23	—	—
Year Ended July 31, 2014	$67.32	(1.19)	10.26	9.07	—	—
Year Ended July 31, 2013	$55.46	(1.00)	12.86	11.86	—	—
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2015	$69.08	(0.39)	6.86	6.47	(0.66)	(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39	6.98	(1.10)	(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19	14.71	—	—
Year Ended July 31, 2012	$48.97	(0.62)	0.14	(0.48)	—	—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—
Service Class
Year Ended July 31, 2015	$61.30	(1.04)	6.11	5.07	(0.66)	(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67	5.65	(1.10)	(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76	12.78	—	—
Year Ended July 31, 2012	$44.85	(1.06)	0.18	(0.88)	—	—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$95.88	9.26%	1.59%	1.59%	(0.34)%	$61,512	154%
$87.77	14.63%	1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%	1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%	1.72%	1.72%	(1.14)%	$75,354	3%
$58.45	17.01%	1.71%	1.71%	(1.01)%	$39,339	74%

$82.62	8.16%	2.59%	2.59%	(1.34)%	$7,792	154%
$76.39	13.47%	2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%	2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%	2.72%	2.72%	(2.14)%	$18,000	3%
$52.43	15.86%	2.71%	2.71%	(2.01)%	$4,665	74%

$74.89	9.47%	1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%	1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%	1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%	1.86%	1.85%	(1.33)%	$25,542	12%
$48.97	23.35%	1.71%	1.71%	(1.27)%	$28,133	59%

$65.71	8.40%	2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%	2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%	2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%	2.86%	2.85%	(2.33)%	$891	12%
$44.85	22.14%	2.71%	2.71%	(2.27)%	$6,385	59%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2015	$62.44	(0.92)	6.80		5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64	(c)	4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95		14.46	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01		(0.46)	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60		8.07	—	—
Service Class
Year Ended July 31, 2015	$54.78	(1.50)	6.09		4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18	(c)	3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37		12.44	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04		(0.81)	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85		6.93	—	—
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2015	$121.36	(1.14)	21.34		20.20	(1.36)	(1.36)
Year Ended July 31, 2014	$99.58	(0.88)	25.43		24.55	(2.77)	(2.77)
Year Ended July 31, 2013	$87.02	(0.91)	14.74		13.83	(1.27)	(1.27)
Year Ended July 31, 2012	$78.72	(0.98)	9.28		8.30	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13		16.19	(2.13)	(2.13)
Service Class
Year Ended July 31, 2015	$104.72	(2.27)	18.47		16.20	(1.36)	(1.36)
Year Ended July 31, 2014	$87.14	(1.86)	22.21		20.35	(2.77)	(2.77)
Year Ended July 31, 2013	$77.09	(1.71)	13.03		11.32	(1.27)	(1.27)
Year Ended July 31, 2012	$70.45	(1.71)	8.35		6.64	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59		13.99	(2.13)	(2.13)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$68.32	9.49%	1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%	1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%	2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%	2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%	1.85%	1.73%	(1.27)%	$12,925	94%

$59.37	8.42%	2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%	2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%	3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%	3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%	2.85%	2.73%	(2.27)%	$1,024	94%

$140.20	16.75%	1.60%	1.60%	(0.89)%	$53,777	100%
$121.36	24.98%	1.65%	1.65%	(0.82)%	$49,249	147%
$99.58	16.13%	1.78%	1.78%	(1.01)%	$31,567	331%
$87.02	10.53%	1.73%	1.73%	(1.23)%	$34,988	5%
$78.72	25.21%	1.65%	1.65%	(1.28)%	$44,608	62%

$119.56	15.57%	2.60%	2.60%	(1.89)%	$25,334	100%
$104.72	23.72%	2.65%	2.65%	(1.82)%	$8,007	147%
$87.14	14.94%	2.77%	2.77%	(2.00)%	$5,496	331%
$77.09	9.41%	2.73%	2.73%	(2.23)%	$5,920	5%
$70.45	24.03%	2.65%	2.65%	(2.28)%	$4,806	62%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2015	$52.78	0.40	2.05	(c)	2.45	(0.32)	(1.51)	(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53		5.82	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56		10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85		2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06		4.30	—	—	—
Service Class
Year Ended July 31, 2015	$49.07	(0.11)	1.88	(c)	1.77	—	(1.51)	(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11		4.92	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87		9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72		1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86		3.75	—	—	—
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2015	$59.32	(0.01)	7.81		7.80	—	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86		8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99		8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34		3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37		7.36	—	—	—
Service Class
Year Ended July 31, 2015	$52.82	(0.57)	6.95		6.38	—	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96		7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22		6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05		2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81		6.44	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$53.40	4.73%	1.96%	1.84%	0.74%	$9,509	600%
$52.78	12.08%	1.89%	1.87%	0.58%	$28,627	593%
$49.97	27.98%	1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%	1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%	1.89%	1.73%	0.67%	$13,920	733%

$49.33	3.67%	2.96%	2.84%	(0.26)%	$750	600%
$49.07	10.94%	2.89%	2.87%	(0.42)%	$4,104	593%
$46.63	26.73%	2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%	2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%	2.89%	2.73%	(0.33)%	$3,280	733%

$65.97	13.31%	1.92%	1.78%	(0.01)%	$15,741	550%
$59.32	17.06%	1.99%	1.91%	(0.11)%	$13,666	749%
$52.80	18.14%	1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%	1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%	1.91%	1.73%	(0.04)%	$32,436	453%

$58.05	12.22%	2.92%	2.78%	(1.01)%	$8,346	550%
$52.82	15.91%	2.99%	2.91%	(1.11)%	$3,537	749%
$47.71	16.91%	2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%	2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%	2.91%	2.73%	(1.04)%	$3,900	453%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2015	$66.49	(0.04)	2.38	2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37	7.30	—	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41	14.62	(0.05)	—	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35	0.41	—	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—	—
Service Class
Year Ended July 31, 2015	$58.98	(0.64)	2.11	1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62	5.98	—	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93	12.68	—	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31	(0.03)	—	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—	—
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2015	$63.43	(0.33)	9.32	8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80	5.31	—	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05	12.81	—	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)	(1.10)	—	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—	—
Service Class
Year Ended July 31, 2015	$55.50	(0.94)	8.16	7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16	4.12	—	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64	10.94	—	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)	(1.38)	—	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$65.60	3.65%	2.29%	1.78%	(0.06)%	$5,837	681%
$66.49	12.33%	1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%	1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%	2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%	1.84%	1.73%	0.02%	$15,621	678%

$57.22	2.60%	3.29%	2.78%	(1.06)%	$725	681%
$58.98	11.28%	2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%	2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%	3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%	2.84%	2.73%	(0.98)%	$2,871	678%

$72.42	14.17%	1.85%	1.74%	(0.50)%	$11,267	712%
$63.43	9.14%	1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%	1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%	2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%	1.78%	1.78%	(0.98)%	$24,923	426%

$62.72	13.01%	2.85%	2.74%	(1.50)%	$8,069	712%
$55.50	8.02%	2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%	2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%	3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%	2.77%	2.77%	(1.97)%	$7,452	426%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2015	$65.61	(0.23)	2.80	2.57	—	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74	5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48	15.49	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—
Service Class
Year Ended July 31, 2015	$58.07	(0.83)	2.51	1.68	—	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12	4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93	13.47	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—

Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2015	$65.44	(0.38)	10.15	9.77	—	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46	4.88	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35	13.94	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17	0.85	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—
Service Class
Year Ended July 31, 2015	$57.48	(0.97)	8.90	7.93	—	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88	3.72	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84	11.96	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09	0.36	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$68.18	3.92%		2.21%	1.89%	(0.34)%	$5,541	1,184%
—		$65.61	9.35%		1.75%	1.73%	(0.21)%	$4,959	413%
—		$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%
—		$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
0.06	(c)	$43.55	17.23	%(c)	1.96%	1.73%	(0.43)%	$6,100	877%

—		$59.75	2.88%		3.21%	2.89%	(1.34)%	$373	1,184%
—		$58.07	8.22%		2.75%	2.73%	(1.21)%	$2,550	413%
—		$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%
—		$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
0.06	(c)	$39.73	16.10	%(c)	2.96%	2.73%	(1.43)%	$2,748	877%

—		$70.34	15.60%		1.85%	1.74%	(0.58)%	$23,772	887%
—		$65.44	8.06%		2.01%	1.78%	(0.91)%	$7,929	654%
—		$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%
—		$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
0.05	(d)	$45.77	27.46	%(d)	1.78%	1.73%	(0.64)%	$19,724	530%

—		$60.54	14.50%		2.85%	2.74%	(1.58)%	$4,465	887%
—		$57.48	6.92%		3.01%	2.78%	(1.91)%	$1,321	654%
—		$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%
—		$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
0.05	(d)	$41.44	26.22	%(d)	2.78%	2.73%	(1.64)%	$7,105	530%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(d)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52	1.89	—	—
Service Class
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58	1.80	—	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2015	$90.36	(0.23)	17.35	17.12	—	—
Year Ended July 31, 2014	$68.70	(0.22)	21.88	21.66	—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10	3.85	—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—
Service Class
Year Ended July 31, 2015	$78.76	(1.11)	15.12	14.01	—	—
Year Ended July 31, 2014	$60.47	(0.89)	19.18	18.29	—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70	3.08	—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$14.48	(9.50)%	1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%	1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%	1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%	3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%	1.73%	1.73%	2.57%	$7,386	1,579%

$14.80	(10.34)%	2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%	2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%	2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%	4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%	2.73%	2.73%	1.57%	$296	1,579%

$107.48	18.95%	1.52%	1.52%	(0.23)%	$84,932	258%
$90.36	31.53%	1.57%	1.57%	(0.28)%	$82,480	509%
$68.70	49.90%	1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%	1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%	1.62%	1.62%	(0.61)%	$101,927	450%

$92.77	17.79%	2.52%	2.52%	(1.23)%	$10,015	258%
$78.76	30.25%	2.57%	2.57%	(1.28)%	$26,674	509%
$60.47	48.39%	2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%	2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%	2.62%	2.62%	(1.61)%	$6,218	450%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2015	$82.63	(0.60)	15.58	14.98	(5.86)	(5.86)
Year Ended July 31, 2014	$67.54	(0.56)	15.65	15.09	—	—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—
Service Class
Year Ended July 31, 2015	$72.84	(1.39)	13.66	12.27	(5.86)	(5.86)
Year Ended July 31, 2014	$60.15	(1.24)	13.93	12.69	—	—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—
Service Class
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$91.75	19.26%	1.56%	1.56%	(0.67)%	$79,173	29%
$82.63	22.34%	1.60%	1.60%	(0.72)%	$62,788	40%
$67.54	69.40%	1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%	1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%	1.64%	1.64%	(1.06)%	$63,175	82%

$79.25	18.07%	2.56%	2.56%	(1.67)%	$1,978	29%
$72.84	21.10%	2.60%	2.60%	(1.72)%	$1,680	40%
$60.15	67.69%	2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%	2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%	2.64%	2.64%	(2.06)%	$2,032	82%

$41.54	19.78%	1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%	1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%	1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%	1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%	1.70%	1.70%	(1.31)%	$48,580	102%

$35.78	18.63%	2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%	2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%	2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%	2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%	2.69%	2.69%	(2.30)%	$2,366	102%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95
Service Class
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2015	$74.43	(0.57)	27.34	26.77
Year Ended July 31, 2014	$47.64	(0.28)	27.07	26.79
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73
Service Class
Year Ended July 31, 2015	$64.07	(1.33)	23.52	22.19
Year Ended July 31, 2014	$41.41	(0.82)	23.48	22.66
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$64.98	14.66%	1.78%	1.75%	(0.36)%	$17,391	59%
$56.67	14.88%	1.82%	1.78%	(0.27)%	$16,151	82%
$49.33	44.11%	2.02%	1.76%	(0.18)%	$20,629	444	%(c)
$34.23	12.82%	2.00%	1.73%	(0.78)%	$13,694	—
$30.34	35.51%	1.78%	1.72%	(0.74)%	$18,046	—	(d)

$58.71	13.52%	2.78%	2.75%	(1.36)%	$1,415	59%
$51.72	13.70%	2.82%	2.78%	(1.27)%	$1,473	82%
$45.49	42.69%	3.01%	2.75%	(1.17)%	$1,432	444	%(c)
$31.88	11.62%	2.99%	2.72%	(1.77)%	$1,971	—
$28.55	34.21%	2.78%	2.72%	(1.74)%	$1,951	—	(d)

$101.20	35.97%	1.52%	1.52%	(0.65)%	$254,034	9%
$74.43	56.23%	1.57%	1.57%	(0.47)%	$234,678	5%
$47.64	35.15%	1.68%	1.68%	(0.50)%	$147,043	13%
$35.25	17.97%	1.73%	1.73%	(1.04)%	$122,625	5%
$29.88	56.03%	1.61%	1.61%	(1.02)%	$121,051	34%

$86.26	34.63%	2.52%	2.52%	(1.65)%	$9,164	9%
$64.07	54.72%	2.57%	2.57%	(1.47)%	$9,731	5%
$41.41	33.80%	2.68%	2.68%	(1.50)%	$5,073	13%
$30.95	16.84%	2.73%	2.73%	(2.04)%	$5,450	5%
$26.48	54.55%	2.61%	2.61%	(2.02)%	$5,684	34%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.

(d)         The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Income Investment	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2015	$17.51	(0.26)	(0.72	)(c)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61	(c)	3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71		4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)		(4.49)	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15		2.93	—	—
Service Class
Year Ended July 31, 2015	$16.45	(0.42)	(0.66	)(c)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44	(c)	3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51		4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)		(4.44)	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08		2.72	—	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2015	$12.70	(0.02)	(4.62)		(4.64)	(0.04)	(0.04)
Year Ended July 31, 2014	$9.52	0.03	3.16		3.19	(0.01)	(0.01)
Year Ended July 31, 2013	$10.92	0.01	(1.40)		(1.39)	(0.01)	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)		(5.65)	(0.03)	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02		2.07	—	—
Service Class
Year Ended July 31, 2015	$12.21	(0.13)	(4.42)		(4.55)	—	—
Year Ended July 31, 2014	$9.23	(0.08)	3.06		2.98	—	—
Year Ended July 31, 2013	$10.70	(0.10)	(1.37)		(1.47)	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)		(5.68)	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02		1.90	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$16.53	(5.54)%	1.60%	1.60%	(1.57)%	$8,912	—
$17.51	23.59%	1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%	1.67%	1.67%	(1.59)%	$5,841	—
$9.65	(31.75)%	1.88%	1.88%	(1.81)%	$30,135	—
$14.14	26.14%	1.66%	1.63%	(1.56)%	$23,935	1,297	%(d)

$15.37	(6.51)%	2.60%	2.60%	(2.57)%	$249	—
$16.45	22.41%	2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%	2.67%	2.67%	(2.59)%	$389	—
$9.24	(32.46)%	2.88%	2.88%	(2.81)%	$260	—
$13.68	24.82%	2.66%	2.63%	(2.56)%	$639	1,297	%(d)

$8.02	(36.61)%	1.88%	1.88%	(0.19)%	$9,668	225%
$12.70	33.52%	1.79%	1.79%	0.24%	$29,777	264%
$9.52	(12.74)%	1.82%	1.82%	0.12%	$15,469	122%
$10.92	(34.06)%	1.72%	1.72%	0.20%	$27,680	190%
$16.60	14.32%	1.66%	1.66%	0.28%	$46,541	137%

$7.66	(37.26)%	2.88%	2.88%	(1.19)%	$361	225%
$12.21	32.29%	2.79%	2.79%	(0.76)%	$3,484	264%
$9.23	(13.74)%	2.82%	2.82%	(0.88)%	$2,888	122%
$10.70	(34.68)%	2.72%	2.72%	(0.80)%	$1,373	190%
$16.38	13.12%	2.66%	2.66%	(0.72)%	$4,126	137%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2015	$7.15	— (c)	(4.22)	(4.22)	(0.05)	—	(0.05)
Year Ended July 31, 2014	$6.50	0.06	0.60 (d)	0.66	(0.01)	—	(0.01)
Year Ended July 31, 2013	$8.71	0.02	(2.17)	(2.15)	(0.06)	—	(0.06)
Year Ended July 31, 2012	$13.16	0.09	(4.39)	(4.30)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Service Class
Year Ended July 31, 2015	$6.97	(0.04)	(4.11)	(4.15)	—	—	—
Year Ended July 31, 2014	$6.39	(0.01)	0.59 (d)	0.58	—	—	—
Year Ended July 31, 2013	$8.59	(0.07)	(2.13)	(2.20)	—	—	—
Year Ended July 31, 2012	$12.93	(0.01)	(4.30)	(4.31)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
UltraChina ProFund
Investor Class
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Service Class
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$2.88	(59.24)%	1.84%	1.81%		0.09%	$13,297	724%
$7.15	10.14%	1.87%	1.87%		0.86%	$13,509	490%
$6.50	(24.88)%	1.85%	1.85%		0.25%	$12,069	68%
$8.71	(32.69)%	1.78%	1.78%		0.88%	$19,331	128%
$13.16	18.58%	1.66%	1.66%		0.50%	$30,002	88%

$2.82	(59.54)%	2.84%	2.81%		(0.91)%	$84	724%
$6.97	9.08%	2.87%	2.87%		(0.14)%	$697	490%
$6.39	(25.61)%	2.85%	2.85%		(0.75)%	$532	68%
$8.59	(33.35)%	2.78%	2.78%		(0.12)%	$925	128%
$12.93	17.44%	2.66%	2.66%		(0.50)%	$2,150	88%

$11.74	(13.36)%	1.75%	1.75%		(0.48)%	$20,193	450%
$13.55	56.29%	1.79%	1.79	%(e)	(0.60)%	$22,551	266%
$8.67	35.68%	1.91%	1.76%		(0.52)%	$9,993	202%
$6.39	(50.23)%	1.97%	1.73%		0.18%	$12,838	288%
$12.84	23.88%	1.77%	1.73%		(0.65)%	$19,688	216%

$10.91	(14.23)%	2.75%	2.75%		(1.48)%	$321	450%
$12.72	54.74%	2.79%	2.79	%(e)	(1.60)%	$2,265	266%
$8.22	34.09%	2.91%	2.76%		(1.52)%	$871	202%
$6.13	(50.64)%	2.97%	2.73%		(0.82)%	$440	288%
$12.42	22.56%	2.77%	2.73%		(1.65)%	$836	216%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

264   :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraJapan ProFund
Investor Class
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)
Service Class
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)
Bear ProFund
Investor Class
Year Ended July 31, 2015	$10.48	(0.15)	(1.17)	(1.32)
Year Ended July 31, 2014	$12.58	(0.19)	(1.91)	(2.10)
Year Ended July 31, 2013	$16.20	(0.24)	(3.38)	(3.62)
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)
Service Class
Year Ended July 31, 2015	$10.20	(0.25)	(1.13)	(1.38)
Year Ended July 31, 2014	$12.35	(0.31)	(1.84)	(2.15)
Year Ended July 31, 2013	$16.08	(0.38)	(3.35)	(3.73)
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

—		$24.02	63.85%		1.75%	1.75%	(1.73)%	$56,344	—
—		$14.66	17.37%		1.76%	1.76%	(1.74)%	$38,727	—
0.31	(c)	$12.49	123.43	%(c)	1.82%	1.77%	(1.73)%	$54,890	—
—		$5.60	(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—
—		$7.75	(0.90)%		1.91%	1.73%	(1.66)%	$15,737	1,297	%(d)

—		$21.32	62.25%		2.75%	2.75%	(2.73)%	$1,689	—
—		$13.14	16.18%		2.76%	2.76%	(2.74)%	$780	—
0.28	(c)	$11.31	120.90	%(c)	2.82%	2.77%	(2.73)%	$1,030	—
—		$5.12	(28.59)%		3.01%	2.73%	(2.68)%	$315	—
—		$7.16	(1.78)%		2.91%	2.73%	(2.66)%	$235	1,297	%(d)

—		$9.16	(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—
—		$10.48	(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—
—		$12.58	(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—
—		$16.20	(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—
—		$19.02	(19.36)%		1.74%	1.74%	(1.64)%	$57,483	1,297	%(d)

—		$8.82	(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—
—		$10.20	(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—
—		$12.35	(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—
—		$16.08	(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—
—		$19.07	(20.21)%		2.74%	2.74%	(2.64)%	$3,503	1,297	%(d)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(d)         The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)
Year Ended July 31, 2014(c)	$26.65	(0.42)	(2.86)	(3.28)
Year Ended July 31, 2013(c)	$37.80	(0.55)	(10.60)	(11.15)
Year Ended July 31, 2012(c)	$43.45	(0.70)	(4.95)	(5.65)
Year Ended July 31, 2011(c)	$57.95	(0.80)	(13.70)	(14.50)
Service Class
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)
Year Ended July 31, 2014(c)	$27.20	(0.67)	(2.90)	(3.57)
Year Ended July 31, 2013(c)	$38.95	(0.90)	(10.85)	(11.75)
Year Ended July 31, 2012(c)	$45.10	(1.15)	(5.00)	(6.15)
Year Ended July 31, 2011(c)	$60.70	(1.30)	(14.30)	(15.60)
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)
Year Ended July 31, 2014(c)	$27.80	(0.41)	(6.52)	(6.93)
Year Ended July 31, 2013(c)	$34.70	(0.55)	(6.35)	(6.90)
Year Ended July 31, 2012(c)	$42.65	(0.65)	(7.30)	(7.95)
Year Ended July 31, 2011(c)	$57.10	(0.75)	(13.70)	(14.45)
Service Class
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)
Year Ended July 31, 2014(c)	$26.50	(0.64)	(6.17)	(6.81)
Year Ended July 31, 2013(c)	$33.45	(0.85)	(6.10)	(6.95)
Year Ended July 31, 2012(c)	$41.65	(1.00)	(7.20)	(8.20)
Year Ended July 31, 2011(c)	$56.30	(1.20)	(13.45)	(14.65)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$19.90	(14.85)%	1.86%	1.78%	(1.75)%	$5,756	—
$23.37	(12.31)%	2.10%	1.78%	(1.76)%	$14,261	—
$26.65	(29.50)%	2.61%	1.76%	(1.68)%	$9,669	—
$37.80	(13.00)%	2.21%	1.73%	(1.68)%	$6,534	—
$43.45	(25.02)%	1.95%	1.73%	(1.63)%	$14,709	—

$19.94	(15.62)%	2.86%	2.78%	(2.75)%	$5,124	—
$23.63	(12.97)%	3.10%	2.78%	(2.76)%	$1,501	—
$27.20	(30.30)%	3.61%	2.76%	(2.68)%	$3,014	—
$38.95	(13.64)%	3.21%	2.73%	(2.68)%	$1,535	—
$45.10	(25.70)%	2.95%	2.73%	(2.63)%	$667	—

$16.68	(20.08)%	2.26%	1.78%	(1.75)%	$47,555	—
$20.87	(24.93)%	2.05%	1.78%	(1.76)%	$12,146	—
$27.80	(19.88)%	1.95%	1.77%	(1.69)%	$3,664	—
$34.70	(18.64)%	2.00%	1.73%	(1.66)%	$3,469	—
$42.65	(25.31)%	1.92%	1.73%	(1.64)%	$13,386	1,297	%(d)

$15.61	(20.72)%	3.26%	2.78%	(2.75)%	$2,348	—
$19.69	(25.70)%	3.05%	2.78%	(2.76)%	$865	—
$26.50	(20.78)%	2.94%	2.76%	(2.68)%	$297	—
$33.45	(19.69)%	3.00%	2.73%	(2.66)%	$577	—
$41.65	(25.96)%	2.92%	2.73%	(2.64)%	$2,450	1,297	%(d)

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)   As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(d)   The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraBear ProFund
Investor Class
Year Ended July 31, 2015	$6.87	(0.10)	(1.50)	(1.60)
Year Ended July 31, 2014	$9.84	(0.13)	(2.84)	(2.97)
Year Ended July 31, 2013(c)	$16.52	(0.22)	(6.46)	(6.68)
Year Ended July 31, 2012(c)	$24.00	(0.36)	(7.12)	(7.48)
Year Ended July 31, 2011(c)	$37.24	(0.44)	(12.80)	(13.24)
Service Class
Year Ended July 31, 2015	$6.57	(0.15)	(1.44)	(1.59)
Year Ended July 31, 2014	$9.50	(0.21)	(2.72)	(2.93)
Year Ended July 31, 2013(c)	$16.12	(0.33)	(6.29)	(6.62)
Year Ended July 31, 2012(c)	$23.64	(0.56)	(6.96)	(7.52)
Year Ended July 31, 2011(c)	$37.04	(0.72)	(12.68)	(13.40)
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2015	$6.32	(0.09)	(1.48)	(1.57)
Year Ended July 31, 2014	$8.63	(0.12)	(2.19)	(2.31)
Year Ended July 31, 2013(e)	$16.45	(0.20)	(7.62)	(7.82)
Year Ended July 31, 2012(e)	$22.19	(0.35)	(5.39)	(5.74)
Year Ended July 31, 2011(e)	$39.06	(0.42)	(16.45)	(16.87)
Service Class
Year Ended July 31, 2015	$5.95	(0.14)	(1.39)	(1.53)
Year Ended July 31, 2014	$8.21	(0.19)	(2.07)	(2.26)
Year Ended July 31, 2013(e)	$15.82	(0.31)	(7.30)	(7.61)
Year Ended July 31, 2012(e)	$21.49	(0.56)	(5.11)	(5.67)
Year Ended July 31, 2011(e)	$38.15	(0.70)	(15.96)	(16.66)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$5.27	(23.29)%	1.69%	1.69%	(1.66)%	$12,302	—
$6.87	(30.18)%	1.67%	1.67%	(1.65)%	$21,555	—
$9.84	(40.44)%	1.74%	1.74%	(1.66)%	$19,560	—
$16.52	(31.17)%	1.69%	1.69%	(1.64)%	$28,402	—
$24.00	(35.55)%	1.64%	1.64%	(1.55)%	$43,304	1,297	%(d)

$4.98	(24.20)%	2.69%	2.69%	(2.66)%	$363	—
$6.57	(30.84)%	2.67%	2.67%	(2.65)%	$594	—
$9.50	(41.07)%	2.75%	2.75%	(2.67)%	$1,222	—
$16.12	(31.81)%	2.67%	2.67%	(2.62)%	$701	—
$23.64	(36.18)%	2.64%	2.64%	(2.55)%	$3,433	1,297	%(d)

$4.75	(24.72)%	2.72%	1.78%	(1.75)%	$2,315	—
$6.32	(26.88)%	2.76%	1.78%	(1.76)%	$1,947	—
$8.63	(47.54)%	2.73%	1.76%	(1.68)%	$3,158	—
$16.45	(25.87)%	2.51%	1.73%	(1.69)%	$2,710	—
$22.19	(43.09)%	2.70%	1.73%	(1.65)%	$5,956	—

$4.42	(25.71)%	3.72%	2.78%	(2.75)%	$85	—
$5.95	(27.53)%	3.76%	2.78%	(2.76)%	$141	—
$8.21	(48.10)%	3.73%	2.76%	(2.68)%	$170	—
$15.82	(26.38)%	3.51%	2.73%	(2.69)%	$352	—
$21.49	(43.67)%	3.70%	2.73%	(2.65)%	$659	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)   As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

(d)   The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

(e)   As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2015	$26.46	(0.39)	(6.94)	(7.33)
Year Ended July 31, 2014(c)	$34.56	(0.49)	(7.61)	(8.10)
Year Ended July 31, 2013(c)	$69.04	(0.80)	(33.68)	(34.48)
Year Ended July 31, 2012(c)(d)	$101.20	(1.36)	(30.80)	(32.16)
Year Ended July 31, 2011(c)(d)	$182.80	(2.00)	(79.60)	(81.60)
Service Class
Year Ended July 31, 2015	$26.13	(0.60)	(6.84)	(7.44)
Year Ended July 31, 2014(c)	$34.48	(0.77)	(7.58)	(8.35)
Year Ended July 31, 2013(c)	$69.76	(1.28)	(34.00)	(35.28)
Year Ended July 31, 2012(c)(d)	$103.20	(2.32)	(31.12)	(33.44)
Year Ended July 31, 2011(c)(d)	$188.00	(3.20)	(81.60)	(84.80)
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2015	$7.80	(0.11)	(1.54)	(1.65)
Year Ended July 31, 2014	$9.82	(0.16)	(1.86)	(2.02)
Year Ended July 31, 2013(f)	$15.60	(0.22)	(5.56)	(5.78)
Year Ended July 31, 2012(f)	$22.02	(0.33)	(6.09)	(6.42)
Year Ended July 31, 2011(f)	$33.48	(0.42)	(11.04)	(11.46)
Service Class
Year Ended July 31, 2015	$7.29	(0.17)	(1.43)	(1.60)
Year Ended July 31, 2014	$9.29	(0.25)	(1.75)	(2.00)
Year Ended July 31, 2013(f)	$14.91	(0.34)	(5.28)	(5.62)
Year Ended July 31, 2012(f)	$21.27	(0.51)	(5.85)	(6.36)
Year Ended July 31, 2011(f)	$32.70	(0.69)	(10.74)	(11.43)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$19.13	(27.70)%	2.12%	1.78%	(1.75)%	$7,472	—
$26.46	(23.44)%	1.93%	1.78%	(1.76)%	$15,326	—
$34.56	(49.94)%	1.99%	1.77%	(1.70)%	$20,574	—
$69.04	(31.78)%	2.05%	1.73%	(1.68)%	$15,298	—
$101.20	(44.64)%	1.93%	1.73%	(1.63)%	$11,983	1,297	%(e)

$18.69	(28.47)%	3.12%	2.78%	(2.75)%	$1,127	—
$26.13	(24.22)%	2.93%	2.78%	(2.76)%	$1,934	—
$34.48	(50.57)%	2.99%	2.77%	(2.70)%	$2,200	—
$69.76	(32.40)%	3.05%	2.73%	(2.68)%	$906	—
$103.20	(45.11)%	2.93%	2.73%	(2.63)%	$2,023	1,297	%(e)

$6.15	(21.15)%	2.74%	1.78%	(1.75)%	$3,867	—
$7.80	(20.57)%	2.49%	1.78%	(1.77)%	$3,661	—
$9.82	(37.05)%	2.60%	1.77%	(1.68)%	$4,591	—
$15.60	(29.16)%	2.31%	1.73%	(1.69)%	$5,536	—
$22.02	(34.29)%	2.05%	1.73%	(1.64)%	$10,275	—

$5.69	(21.95)%	3.74%	2.78%	(2.75)%	$312	—
$7.29	(21.53)%	3.49%	2.78%	(2.77)%	$412	—
$9.29	(37.69)%	3.60%	2.77%	(2.68)%	$330	—
$14.91	(29.90)%	3.31%	2.73%	(2.69)%	$305	—
$21.27	(34.95)%	3.05%	2.73%	(2.64)%	$1,264	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(d)         As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(e)          The portfolio turnover rate significantly changed due to a change in investment strategies that include the purchase of long-term instruments.

(f)           As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2015	$16.62	(0.23)	(5.55)	(5.78)
Year Ended July 31, 2014(c)	$28.90	(0.36)	(11.92)	(12.28)
Year Ended July 31, 2013(c)	$43.70	(0.60)	(14.20)	(14.80)
Year Ended July 31, 2012(c)(d)	$67.75	(1.00)	(23.05)	(24.05)
Year Ended July 31, 2011(c)(d)	$121.50	(1.50)	(52.25)	(53.75)
Service Class
Year Ended July 31, 2015	$16.74	(0.36)	(5.56)	(5.92)
Year Ended July 31, 2014(c)	$29.45	(0.56)	(12.15)	(12.71)
Year Ended July 31, 2013(c)	$44.95	(1.00)	(14.50)	(15.50)
Year Ended July 31, 2012(c)(d)	$70.50	(1.65)	(23.90)	(25.55)
Year Ended July 31, 2011(c)(d)	$127.50	(2.25)	(54.75)	(57.00)
UltraShort International ProFund
Investor Class
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)
Year Ended July 31, 2014(f)	$33.12	(0.49)	(8.96)	(9.45)
Year Ended July 31, 2013(f)	$56.08	(0.72)	(22.24)	(22.96)
Year Ended July 31, 2012(f)	$59.76	(1.04)	(2.64)	(3.68)
Year Ended July 31, 2011(f)	$94.08	(1.20)	(33.12)	(34.32)
Service Class
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)
Year Ended July 31, 2014(f)	$31.84	(0.76)	(8.54)	(9.30)
Year Ended July 31, 2013(f)	$54.56	(1.12)	(21.60)	(22.72)
Year Ended July 31, 2012(f)	$58.72	(1.68)	(2.48)	(4.16)
Year Ended July 31, 2011(f)	$93.36	(1.92)	(32.72)	(34.64)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$10.84	(34.78)%	1.94%	1.78%		(1.75)%	$11,747	—
$16.62	(42.49)%	1.96%	1.78%		(1.76)%	$8,261	—
$28.90	(33.87)%	1.88%	1.76%		(1.68)%	$10,353	—
$43.70	(35.50)%	1.94%	1.87%		(1.82)%	$17,181	—
$67.75	(44.24)%	1.77%	1.77%		(1.68)%	$19,242	1,297	%(e)

$10.82	(35.36)%	2.94%	2.78%		(2.75)%	$245	—
$16.74	(43.16)%	2.96%	2.78%		(2.76)%	$853	—
$29.45	(34.48)%	2.84%	2.72%		(2.64)%	$514	—
$44.95	(36.24)%	2.91%	2.84%		(2.79)%	$527	—
$70.50	(44.71)%	2.77%	2.77%		(2.68)%	$511	1,297	%(e)

$21.49	(9.21)%	2.18%	1.78%		(1.75)%	$4,978	—
$23.67	(28.53)%	2.62%	1.86%		(1.85)%	$8,052	—
$33.12	(40.94)%	1.91%	1.89%		(1.80)%	$4,001	—
$56.08	(6.28)%	1.75%	1.74	%(g)	(1.68)%	$14,925	—
$59.76	(36.39)%	1.84%	1.84%		(1.76)%	$12,391	—

$20.26	(10.12)%	3.18%	2.78%		(2.75)%	$1,020	—
$22.54	(29.21)%	3.62%	2.86%		(2.85)%	$1,280	—
$31.84	(41.64)%	2.91%	2.89%		(2.80)%	$2,013	—
$54.56	(7.08)%	2.75%	2.74	%(g)	(2.68)%	$2,252	—
$58.72	(37.10)%	2.84%	2.84%		(2.76)%	$1,179	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(d)         As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(e)          Changes in the portfolio turnover rate is primarily driven by timing of purchase and sale of long-term treasuries.

(f)           As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(g)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2015	$7.73	(0.15)	2.47	2.32	$10.05
Year Ended July 31, 2014	$11.96	(0.18)	(4.05)	(4.23)	$7.73
Year Ended July 31, 2013	$12.12	(0.19)	0.03	(0.16)	$11.96
Year Ended July 31, 2012(c)	$12.10	(0.21)	0.23	0.02	$12.12
Year Ended July 31, 2011(c)	$16.80	(0.20)	(4.50)	(4.70)	$12.10
Service Class
Year Ended July 31, 2015	$7.43	(0.23)	2.37	2.14	$9.57
Year Ended July 31, 2014	$11.62	(0.28)	(3.91)	(4.19)	$7.43
Year Ended July 31, 2013	$11.89	(0.31)	0.04	(0.27)	$11.62
Year Ended July 31, 2012(c)	$11.90	(0.34)	0.33	(0.01)	$11.89
Year Ended July 31, 2011(c)	$16.80	(0.30)	(4.60)	(4.90)	$11.90
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2015	$12.67	(0.30)	10.30	10.00	$22.67
Year Ended July 31, 2014	$17.16	(0.27)	(4.22)	(4.49)	$12.67
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06	$17.16
Year Ended July 31, 2012(c)	$15.70	(0.26)	(0.34)	(0.60)	$15.10
Year Ended July 31, 2011(c)	$22.80	(0.30)	(6.80)	(7.10)	$15.70
Service Class
Year Ended July 31, 2015	$11.87	(0.46)	9.64	9.18	$21.05
Year Ended July 31, 2014	$16.22	(0.42)	(3.93)	(4.35)	$11.87
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79	$16.22
Year Ended July 31, 2012(c)	$15.10	(0.42)	(0.25)	(0.67)	$14.43
Year Ended July 31, 2011(c)	$22.30	(0.50)	(6.70)	(7.20)	$15.10

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

30.14%	2.10%	1.78%	(1.75)%	$4,464	—
(35.37)%	1.86%	1.78%	(1.77)%	$3,986	—
(1.32)%	2.08%	1.77%	(1.70)%	$15,807	—
0.17%	2.27%	1.73%	(1.68)%	$8,604	—
(27.98)%	1.85%	1.73%	(1.64)%	$4,346	—

28.94%	3.10%	2.78%	(2.75)%	$2,015	—
(36.06)%	2.86%	2.78%	(2.77)%	$1,729	—
(2.27)%	3.08%	2.77%	(2.70)%	$861	—
(0.08)%	3.27%	2.73%	(2.68)%	$321	—
(29.17)%	2.85%	2.73%	(2.64)%	$813	—

78.93%	2.18%	1.78%	(1.75)%	$6,327	—
(26.17)%	2.42%	1.78%	(1.77)%	$2,892	—
13.64%	2.47%	1.76%	(1.68)%	$6,768	—
(3.82)%	2.50%	1.73%	(1.67)%	$4,796	—
(31.14)%	2.91%	1.73%	(1.64)%	$3,153	—

77.34%	3.14%	2.74%	(2.71)%	$191	—
(26.82)%	3.42%	2.78%	(2.77)%	$86	—
12.40%	3.47%	2.76%	(2.68)%	$209	—
(4.44)%	3.50%	2.73%	(2.67)%	$316	—
(31.98)%	3.91%	2.73%	(2.64)%	$222	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
UltraShort China ProFund
Investor Class
Year Ended July 31, 2015	$17.77	(0.26)	(1.73	)(c)	(1.99)	$15.78
Year Ended July 31, 2014(d)	$34.80	(0.42)	(16.61)		(17.03)	$17.77
Year Ended July 31, 2013(d)	$57.30	(0.80)	(21.70)		(22.50)	$34.80
Year Ended July 31, 2012(d)	$46.20	(0.90)	12.00		11.10	$57.30
Year Ended July 31, 2011(d)	$72.40	(0.90)	(25.30)		(26.20)	$46.20
Service Class
Year Ended July 31, 2015	$16.68	(0.39)	(1.62	)(c)	(2.01)	$14.67
Year Ended July 31, 2014(d)	$33.00	(0.66)	(15.66)		(16.32)	$16.68
Year Ended July 31, 2013(d)	$55.00	(1.20)	(20.80)		(22.00)	$33.00
Year Ended July 31, 2012(d)	$44.80	(1.40)	11.60		10.20	$55.00
Year Ended July 31, 2011(d)	$70.90	(1.40)	(24.70)		(26.10)	$44.80
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2015	$25.12	(0.30)	(12.34)		(12.64)	$12.48
Year Ended July 31, 2014(e)	$38.10	(0.52)	(12.46)		(12.98)	$25.12
Year Ended July 31, 2013(e)	$115.55	(1.00)	(76.45)		(77.45)	$38.10
Year Ended July 31, 2012(e)	$106.90	(1.95)	10.60		8.65	$115.55
Year Ended July 31, 2011(e)	$136.75	(2.00)	(27.85)		(29.85)	$106.90
Service Class
Year Ended July 31, 2015	$23.97	(0.49)	(11.68)		(12.17)	$11.80
Year Ended July 31, 2014(e)	$36.70	(0.78)	(11.95)		(12.73)	$23.97
Year Ended July 31, 2013(e)	$112.45	(1.50)	(74.25)		(75.75)	$36.70
Year Ended July 31, 2012(e)	$104.95	(3.15)	10.65		7.50	$112.45
Year Ended July 31, 2011(e)	$135.60	(3.15)	(27.50)		(30.65)	$104.95

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(11.20)%	3.04%	1.78%	(1.75)%	$4,353	—
(48.94)%	3.05%	1.78%	(1.77)%	$1,763	—
(39.27)%	2.83%	1.76%	(1.68)%	$1,980	—
24.29%	2.56%	1.73%	(1.67)%	$4,349	—
(36.33)%	2.68%	1.73%	(1.64)%	$1,801	—

(12.05)%	4.04%	2.78%	(2.75)%	$73	—
(49.45)%	4.05%	2.78%	(2.77)%	$50	—
(40.00)%	3.83%	2.76%	(2.68)%	$108	—
22.77%	3.56%	2.73%	(2.67)%	$151	—
(36.81)%	3.63%	2.68%	(2.59)%	$232	—

(50.34)%	3.54%	1.78%	(1.76)%	$1,027	—
(34.04)%	2.49%	1.78%	(1.77)%	$1,987	—
(67.03)%	2.50%	1.77%	(1.71)%	$8,460	—
8.09%	3.25%	1.73%	(1.69)%	$2,170	—
(21.83)%	2.61%	1.73%	(1.65)%	$1,570	—

(50.79)%	4.54%	2.78%	(2.76)%	$12	—
(34.66)%	3.49%	2.78%	(2.77)%	$38	—
(67.36)%	3.50%	2.77%	(2.71)%	$224	—
7.10%	4.25%	2.73%	(2.69)%	$38	—
(22.57)%	3.61%	2.73%	(2.65)%	$59	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.
(e)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	$34.89
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	$28.29
Year Ended July 31, 2013(c)	$14.58	(0.10)	11.63	11.53	$26.11
Year Ended July 31, 2012(c)	$16.20	(0.03)	(1.59)	(1.62)	$14.58
Year Ended July 31, 2011(c)	$18.60	(0.18)	(2.22)	(2.40)	$16.20
Service Class
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	$33.36
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	$27.32
Year Ended July 31, 2013(c)	$14.34	(0.29)	11.41	11.12	$25.46
Year Ended July 31, 2012(c)	$16.11	(0.18)	(1.59)	(1.77)	$14.34
Year Ended July 31, 2011(c)	$18.69	(0.36)	(2.22)	(2.58)	$16.11
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	$47.81
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	$57.89
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69	$43.80
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)	(13.75)	$37.11
Year Ended July 31, 2011	$35.15	(0.14)	15.85	15.71	$50.86
Service Class
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	$44.26
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	$54.13
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97	$41.36
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)	(13.61)	$35.39
Year Ended July 31, 2011	$34.20	(0.61)	15.41	14.80	$49.00

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

23.33%	1.76%	1.76%	(0.44)%	$56,794	91%
8.35%	1.75%	1.75%	(0.44)%	$11,492	173%
79.08%	1.79%	1.75%	(0.49)%	$32,633	210%
(10.00)%	1.90%	1.73%	(0.32)%	$14,303	254%
(12.90)%	1.89%	1.73%	(0.93)%	$14,575	474%

22.11%	2.76%	2.76%	(1.44)%	$6,112	91%
7.31%	2.75%	2.75%	(1.44)%	$559	173%
77.55%	2.79%	2.75%	(1.49)%	$3,002	210%
(10.99)%	2.90%	2.73%	(1.32)%	$807	254%
(13.80)%	2.89%	2.73%	(1.93)%	$685	474%

(17.41)%	1.81%	1.81%	(0.25)%	$9,500	85%
32.17%	1.74%	1.74%	(0.41)%	$23,921	110%
18.03%	1.84%	1.83%	0.16%	$9,012	196%
(27.04)%	1.88%	1.85%	(0.37)%	$14,253	125%
44.69%	1.72%	1.72%	(0.30)%	$27,314	143%

(18.23)%	2.81%	2.81%	(1.25)%	$2,641	85%
30.87%	2.74%	2.74%	(1.41)%	$2,940	110%
16.87%	2.84%	2.83%	(0.84)%	$1,569	196%
(27.79)%	2.88%	2.85%	(1.37)%	$1,410	125%
43.26%	2.72%	2.72%	(1.30)%	$1,846	143%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	(6.61)	(6.61)
Year Ended July 31, 2014(c)	$44.22	(0.54)	17.05	16.51	(5.53)	(5.53)
Year Ended July 31, 2013(c)	$22.02	(0.38)	22.58	22.20	—	—
Year Ended July 31, 2012(c)	$15.49	(0.24)	6.77	6.53	—	—
Year Ended July 31, 2011(c)	$12.28	(0.26)	3.47	3.21	—	—
Service Class
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	(6.61)	(6.61)
Year Ended July 31, 2014(c)	$38.94	(0.97)	14.87	13.90	(5.53)	(5.53)
Year Ended July 31, 2013(c)	$19.59	(0.68)	20.03	19.35	—	—
Year Ended July 31, 2012(c)	$13.92	(0.39)	6.06	5.67	—	—
Year Ended July 31, 2011(c)	$11.14	(0.39)	3.17	2.78	—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—
Service Class
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$77.84	55.52%	1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%	1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%	1.68%	1.68%	(1.12)%	$342,636	2%
$22.02	42.15%	2.00%	1.73%	(1.36)%	$21,019	37%
$15.49	26.13%	1.97%	1.87%	(1.80)%	$9,779	297%

$64.89	53.98%	2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%	2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%	2.68%	2.68%	(2.12)%	$14,093	2%
$19.59	40.72%	3.00%	2.73%	(2.36)%	$1,625	37%
$13.92	24.93%	2.97%	2.87%	(2.80)%	$767	297%

$87.62	21.54%	1.81%	1.75%	0.66%	$54,987	304%
$72.19	9.74%	1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%	2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%	2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%	3.26%	1.73%	0.09%	$2,165	844%

$81.54	20.33%	2.81%	2.75%	(0.34)%	$4,341	304%
$67.86	8.70%	2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%	3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%	3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%	4.26%	2.73%	(0.91)%	$401	844%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34	6.07	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87	8.71	—	—
Service Class
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97	5.38	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44	8.00	—	—
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$12.93	(0.07)	2.77	2.70	—	—
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20	4.15	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02)	(0.04)	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28	0.24	—	—
Service Class
Year Ended July 31, 2015	$11.56	(0.20)	2.47	2.27	—	—
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81	3.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03)	(0.11)	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27	0.16	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$89.56	35.37%	1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%	1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%	1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%	2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%	2.78%	1.73%	(0.56)%	$3,099	380%

$80.93	34.02%	2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%	2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%	2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%	3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%	3.78%	2.73%	(1.56)%	$575	380%

$15.63	20.88%	1.77%	1.74%	(0.46)%	$58,917	190%
$12.93	14.32%	1.87%	1.78%	(0.49)%	$8,107	124%
$11.31	57.96%	1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%	2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%	2.10%	1.73%	(0.54)%	$7,655	514%

$13.83	19.64%	2.77%	2.74%	(1.46)%	$5,606	190%
$11.56	13.22%	2.87%	2.78%	(1.49)%	$1,486	124%
$10.21	56.36%	2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%	3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%	3.10%	2.73%	(1.54)%	$889	514%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$38.48	(0.35)	16.80		16.45	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85		8.63	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82		10.71	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26		3.22	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96		3.91	—	—
Service Class
Year Ended July 31, 2015	$34.30	(0.78)	14.94		14.16	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96		7.43	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79		9.47	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97		2.78	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68		3.48	—	—
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$63.87	(0.45)	6.12	(c)	5.67	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03		10.74	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15		16.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48		1.35	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28		7.16	—	—
Service Class
Year Ended July 31, 2015	$59.01	(1.09)	5.69	(c)	4.60	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30		9.43	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10		15.49	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42		0.96	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00		6.54	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$54.33	43.08%	1.61%	1.61%	(0.73)%	$150,159	47%
$38.48	28.91%	1.74%	1.74%	(0.66)%	$42,073	156%
$29.85	55.96%	1.86%	1.76%	(0.45)%	$26,329	132%
$19.14	20.15%	2.22%	1.73%	(0.21)%	$7,934	253%
$15.92	32.64%	2.15%	1.73%	(0.34)%	$11,310	616%

$47.86	41.64%	2.61%	2.61%	(1.73)%	$17,517	47%
$34.30	27.65%	2.74%	2.74%	(1.66)%	$3,690	156%
$26.87	54.43%	2.86%	2.76%	(1.45)%	$3,804	132%
$17.40	19.02%	3.22%	2.73%	(1.21)%	$1,453	253%
$14.62	31.24%	3.15%	2.73%	(1.34)%	$1,194	616%

$68.48	8.94%	1.80%	1.74%	(0.65)%	$5,699	308%
$63.87	20.21%	1.86%	1.74%	(0.47)%	$9,281	365%
$53.13	46.89%	1.88%	1.77%	(0.43)%	$17,186	245%
$36.17	3.88%	2.84%	1.73%	(0.38)%	$7,731	285%
$34.82	25.84%	1.90%	1.73%	(0.33)%	$7,056	601%

$62.55	7.86%	2.80%	2.74%	(1.65)%	$1,809	308%
$59.01	19.02%	2.86%	2.74%	(1.47)%	$1,763	365%
$49.58	45.44%	2.88%	2.77%	(1.43)%	$1,164	245%
$34.09	2.87%	3.84%	2.73%	(1.38)%	$581	285%
$33.13	24.63%	2.90%	2.73%	(1.33)%	$652	601%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$34.92	(0.50)	11.91		11.41	(0.31)	(0.31)	—
Year Ended July 31, 2014	$29.25	(0.50)	8.38		7.88	(2.21)	(2.21)	—
Year Ended July 31, 2013(c)	$19.65	(0.37)	11.87		11.50	(1.90)	(1.90)	—
Year Ended July 31, 2012(c)	$20.89	(0.29)	(0.95)		(1.24)	—	—	—
Year Ended July 31, 2011(c)	$13.86	(0.23)	7.90		7.67	(0.64)	(0.64)	—
Service Class
Year Ended July 31, 2015	$29.53	(0.82)	10.08		9.26	(0.31)	(0.31)	—
Year Ended July 31, 2014	$25.25	(0.80)	7.29		6.49	(2.21)	(2.21)	—
Year Ended July 31, 2013(c)	$17.36	(0.57)	10.36		9.79	(1.90)	(1.90)	—
Year Ended July 31, 2012(c)	$18.64	(0.46)	(0.82)		(1.28)	—	—	—
Year Ended July 31, 2011(c)	$12.53	(0.41)	7.16		6.75	(0.64)	(0.64)	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$54.60	(0.82)	1.59	(d)	0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14		11.30	—	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68		14.05	—	—	—
Year Ended July 31, 2012(e)	$25.30	(0.35)	4.30		3.95	—	—	—
Year Ended July 31, 2011(e)	$23.40	(0.40)	2.30		1.90	—	—	—
Service Class
Year Ended July 31, 2015	$47.30	(1.27)	1.44	(d)	0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47		4.18	—	—	5.23	(f)
Year Ended July 31, 2013	$25.87	(0.96)	12.98		12.02	—	—	—
Year Ended July 31, 2012(e)	$22.60	(0.55)	3.82		3.27	—	—	—
Year Ended July 31, 2011(e)	$21.10	(0.60)	2.10		1.50	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$46.02	32.96%		1.57%	1.57%	(1.31)%	$76,318	68%
$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%
$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%
$20.89	55.43%		1.73%	1.73%	(1.12)%	$35,199	162%

$38.48	31.69%		2.56%	2.56%	(2.30)%	$8,932	68%
$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%
$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%
$18.64	53.89%		2.73%	2.73%	(2.12)%	$2,345	162%

$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%
$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%
$25.30	8.12%		2.70%	1.73%	(1.66)%	$3,302	540%

$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84	%(f)	2.99%	2.78%	(2.67)%	$277	298%
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%
$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%
$22.60	7.11%		3.70%	2.73%	(2.66)%	$174	540%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(f)

The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05
Service Class
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80
Service Class
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$37.47	(40.08)%	1.61%	1.61%	0.38%	$23,965	50%
$62.53	26.66%	1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%	1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%	1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%	1.63%	1.63%	(0.30)%	$86,892	130%

$32.29	(40.67)%	2.61%	2.61%	(0.62)%	$5,075	50%
$54.42	25.39%	2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%	2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%	2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%	2.63%	2.63%	(1.30)%	$5,045	130%

$17.59	(43.86)%	1.78%	1.77%	0.17%	$7,219	92%
$31.33	38.63%	1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%	1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%	1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%	1.73%	1.70%	(1.00)%	$44,663	203%

$16.09	(44.42)%	2.78%	2.77%	(0.83)%	$472	92%
$28.95	37.33%	2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%	2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%	2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%	2.73%	2.70%	(2.00)%	$1,881	203%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—	(1.19)	(1.19)
Year Ended July 31, 2014	$17.03	— (c)	4.13	4.13	—	(0.32)	(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	—	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Service Class
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—	(1.19)	(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—	(0.32)	(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (c)	—	— (c)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$14.37	(0.04)	(9.98)	(10.02)	—	—	—
Year Ended July 31, 2014	$12.88	(0.04)	1.53	1.49	—	—	—
Year Ended July 31, 2013	$24.80	(0.12)	(11.80)	(11.92)	—	—	—
Year Ended July 31, 2012	$40.43	(0.57)	(15.06)	(15.63)	—	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Service Class
Year Ended July 31, 2015	$13.09	(0.13)	(9.03)	(9.16)	—	—	—
Year Ended July 31, 2014	$11.86	(0.16)	1.39	1.23	—	—	—
Year Ended July 31, 2013	$23.05	(0.33)	(10.86)	(11.19)	—	—	—
Year Ended July 31, 2012	$37.97	(0.90)	(14.02)	(14.92)	—	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.03	31.57%	1.73%	1.73%	(0.35)%	$24,071	35%
$20.84	24.61%	1.74%	1.74%	— (d)	$19,602	92%
$17.03	39.19%	1.85%	1.76%	0.29%	$8,891	82%
$12.30	31.63%	2.04%	1.73%	0.43%	$8,253	236%
$9.36	26.41%	2.44%	1.73%	0.64%	$6,505	381%

$23.76	30.26%	2.73%	2.73%	(1.35)%	$2,286	35%
$19.30	23.29%	2.74%	2.74%	(1.00)%	$6,709	92%
$15.96	37.88%	2.85%	2.76%	(0.71)%	$4,830	82%
$11.58	29.97%	3.04%	2.73%	(0.57)%	$6,780	236%
$8.90	25.32%	3.44%	2.73%	(0.36)%	$1,003	381%

$4.35	(69.73)%	1.71%	1.71%	(0.48)%	$13,341	117%
$14.37	11.57%	1.75%	1.75%	(0.34)%	$26,134	177%
$12.88	(48.06)%	1.81%	1.81%	(0.59)%	$29,804	104	%(e)
$24.80	(38.67)%	1.77%	1.77%	(1.71)%	$27,846	—
$40.43	25.63%	1.63%	1.63%	(1.54)%	$48,159	1,297	%(f)

$3.93	(69.98)%	2.71%	2.71%	(1.48)%	$670	117%
$13.09	10.37%	2.74%	2.74%	(1.33)%	$1,809	177%
$11.86	(48.55)%	2.80%	2.80%	(1.58)%	$2,773	104	%(e)
$23.05	(39.29)%	2.77%	2.77%	(2.71)%	$3,222	—
$37.97	24.33%	2.63%	2.63%	(2.54)%	$15,315	1,297	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.
(d)	Amount is less than 0.005%.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.
(f)	The portfolio turnover rate significantly changed in 2011 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)		(0.06)
Service Class
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)		(0.02)
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(c)	(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(d)	(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(e)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—		—
Service Class
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$37.58	10.15%	1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%	1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%	1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%	1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%	1.78%	1.73%	0.34%	$33,222	194%

$36.44	8.97%	2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%	2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%	2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%	2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%	2.78%	2.73%	(0.66)%	$3,380	194%

$25.08	0.60%	1.71%	1.71%	(0.05)%	$14,804	40%
$24.93	53.55%	1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%	2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%	2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%	1.94%	1.73%	0.11%	$4,183	688%

$21.95	(0.41)%	2.71%	2.71%	(1.05)%	$843	40%
$22.04	52.00%	2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%	3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%	3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%	2.94%	2.73%	(0.89)%	$260	688%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.
(d)	Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.
(e)	Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$54.74	(0.36)	7.72	(c)	7.36	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55		16.10	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09		3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60		3.27	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81		6.53	—	—
Service Class
Year Ended July 31, 2015	$48.52	(0.88)	6.86	(c)	5.98	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80		13.92	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68		3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31		2.67	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30		5.74	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$21.88	0.43	(1.51	)(c)	(1.08)	(0.06)	(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49	(c)	2.58	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21		1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75		4.96	(0.35)	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74		3.03	(0.60)	(0.60)
Service Class
Year Ended July 31, 2015	$21.01	0.23	(1.46	)(c)	(1.23)	—	—
Year Ended July 31, 2014	$18.71	(0.11)	2.41	(c)	2.30	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17		1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58		4.65	(0.06)	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60		2.76	(0.44)	(0.44)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$62.10	13.45%	1.71%	1.71%		(0.60)%	$10,010	273%
$54.74	41.67%	1.80%	1.78%		(0.98)%	$27,673	322%
$38.64	11.16%	1.95%	1.75%		(0.58)%	$4,162	168%
$34.76	10.35%	1.89%	1.74	%(d)	(1.01)%	$13,144	111%
$31.49	26.20%	1.84%	1.72%		(0.94)%	$11,157	241%

$54.50	12.33%	2.71%	2.71%		(1.60)%	$2,090	273%
$48.52	40.23%	2.80%	2.78%		(1.98)%	$5,292	322%
$34.60	10.02%	2.95%	2.75%		(1.58)%	$971	168%
$31.45	9.28%	2.89%	2.74	%(d)	(2.01)%	$733	111%
$28.78	24.91%	2.84%	2.72%		(1.94)%	$1,321	241%

$20.74	(4.92)%	1.80%	1.74%		2.02%	$2,052	508%
$21.88	13.34%	2.41%	1.78%		0.43%	$6,498	664%
$19.41	7.17%	2.07%	1.75%		0.39%	$3,908	307%
$18.32	37.11%	2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%	2.48%	1.73%		2.14%	$2,864	465%

$19.78	(5.85)%	2.80%	2.74%		1.02%	$956	508%
$21.01	12.29%	3.41%	2.78%		(0.57)%	$1,295	664%
$18.71	6.01%	3.06%	2.74%		(0.60)%	$563	307%
$17.65	35.75%	3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%	3.48%	2.73%		1.14%	$476	465%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2015	$29.23	0.29	3.13 (c)	3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44	2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Service Class
Year Ended July 31, 2015	$27.95	(0.03)	2.97 (c)	2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35	2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2015	$5.36	(0.10)	1.63	1.53	—	—
Year Ended July 31, 2014	$6.57	(0.10)	(1.11)	(1.21)	—	—
Year Ended July 31, 2013	$8.23	(0.12)	(1.54)	(1.66)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Service Class
Year Ended July 31, 2015	$5.33	(0.17)	1.62	1.45	—	—
Year Ended July 31, 2014	$6.60	(0.17)	(1.10)	(1.27)	—	—
Year Ended July 31, 2013	$8.32	(0.19)	(1.53)	(1.72)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$32.45	11.61%	1.76%	1.76%	0.85%	$8,537	305%
$29.23	10.22%	1.77%	1.74%	0.90%	$24,093	294%
$26.87	13.09%	2.16%	1.76%	1.10%	$17,305	307%
$24.39	23.57%	1.87%	1.73%	0.64%	$26,024	328%
$19.87	21.49%	1.89%	1.73%	1.54%	$19,111	581%

$30.83	10.49%	2.76%	2.76%	(0.15)%	$2,287	305%
$27.95	9.11%	2.77%	2.74%	(0.10)%	$2,283	294%
$25.74	11.99%	3.15%	2.75%	0.11%	$801	307%
$23.23	22.46%	2.87%	2.73%	(0.36)%	$1,087	328%
$18.97	20.21%	2.89%	2.73%	0.54%	$1,415	581%

$6.89	28.54%	2.50%	1.74%	(1.71)%	$2,725	—
$5.36	(18.42)%	2.60%	1.78%	(1.76)%	$3,494	—
$6.57	(20.17)%	2.65%	1.76%	(1.68)%	$998	—
$8.23	(4.75)%	3.00%	1.73%	(1.68)%	$1,572	—
$8.64	(34.69)%	2.38%	1.73%	(1.62)%	$1,268	—

$6.78	27.20%	3.50%	2.74%	(2.71)%	$114	—
$5.33	(19.24)%	3.60%	2.78%	(2.76)%	$38	—
$6.60	(20.67)%	3.63%	2.74%	(2.66)%	$570	—
$8.32	(5.56)%	3.87%	2.60%	(2.55)%	$42	—
$8.81	(35.32)%	3.38%	2.73%	(2.62)%	$126	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2015	$7.41	(0.17)	5.90	5.73
Year Ended July 31, 2014	$9.20	(0.15)	(1.64)	(1.79)
Year Ended July 31, 2013	$7.13	(0.13)	2.20	2.07
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)
Service Class
Year Ended July 31, 2015	$7.68	(0.27)	6.07	5.80
Year Ended July 31, 2014	$9.62	(0.24)	(1.70)	(1.94)
Year Ended July 31, 2013	$7.53	(0.22)	2.31	2.09
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)	(2.54)
Year Ended July 31, 2014(c)	$25.85	(0.45)	(3.21)	(3.66)
Year Ended July 31, 2013(c)	$28.60	(0.45)	(2.30)	(2.75)
Year Ended July 31, 2012(c)	$35.90	(0.60)	(6.70)	(7.30)
Year Ended July 31, 2011(c)	$46.25	(0.75)	(9.60)	(10.35)
Service Class
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)	(2.56)
Year Ended July 31, 2014(c)	$24.50	(0.69)	(2.97)	(3.66)
Year Ended July 31, 2013(c)	$27.40	(0.70)	(2.20)	(2.90)
Year Ended July 31, 2012(c)	$34.70	(0.90)	(6.40)	(7.30)
Year Ended July 31, 2011(c)	$45.10	(1.15)	(9.25)	(10.40)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$13.14	77.33%	1.75%	1.75%		(1.72)%	$11,647	—
$7.41	(19.46)%	1.87%	1.78%		(1.76)%	$2,744	—
$9.20	29.03%	2.09%	1.77%		(1.70)%	$12,184	—
$7.13	17.08%	2.19%	1.73%		(1.68)%	$5,381	—
$6.09	(23.01)%	2.03%	1.73%		(1.64)%	$10,609	—

$13.48	75.52%	2.75%	2.75%		(2.72)%	$12,483	—
$7.68	(20.17)%	2.87%	2.78%		(2.76)%	$5,531	—
$9.62	27.76%	3.09%	2.77%		(2.70)%	$394	—
$7.53	16.20%	3.19%	2.73%		(2.68)%	$184	—
$6.48	(23.76)%	3.03%	2.73%		(2.64)%	$319	—

$19.65	(11.45)%	2.68%	1.78%		(1.75)%	$3,646	—
$22.19	(14.16)%	2.28%	1.78%		(1.76)%	$870	—
$25.85	(9.62)%	2.52%	1.76%		(1.70)%	$4,753	—
$28.60	(20.45)%	2.37%	1.73%		(1.69)%	$3,078	—
$35.90	(22.27)%	2.09%	1.99	%(d)	(1.88)%	$4,102	—

$18.28	(12.19)%	3.68%	2.78%		(2.75)%	$8	—
$20.84	(14.98)%	3.28%	2.78%		(2.76)%	$18	—
$24.50	(10.58)%	3.52%	2.76%		(2.70)%	$164	—
$27.40	(21.04)%	3.37%	2.73%		(2.69)%	$103	—
$34.70	(23.06)%	3.09%	2.99	%(d)	(2.88)%	$135	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(d)         The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2015	$46.74	— (c)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36 (e)	4.48	(0.02	)(f)	(0.02)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—		—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	—	(c)	—	(c)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)		(0.18)
Service Class
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10 (e)	3.81	—	(c), (f)	—	(c)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—		—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—		—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—		—
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—		—
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—		—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—		—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—		—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—		—
Service Class
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—		—
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—		—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—		—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—		—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$52.34	11.96%	1.36%	1.36%	— (d)	$54,379	2,626%
$46.74	10.62%	1.40%	1.40%	0.29%	$21,575	3,503%
$42.28	(20.94)%	1.41%	1.41%	0.06%	$39,203	3,295%
$53.47	48.73%	1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%	1.39%	1.39%	0.62%	$17,641	9,189%

$49.67	10.99%	2.36%	2.36%	(1.00)%	$1,364	2,626%
$44.75	9.32%	2.40%	2.40%	(0.71)%	$16,258	3,503%
$40.94	(21.81)%	2.41%	2.41%	(0.94)%	$17,405	3,295%
$52.36	47.37%	2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%	2.39%	2.39%	(0.38)%	$6,674	9,189%

$15.80	(7.49)%	1.69%	1.69%	(1.66)%	$22,770	—
$17.08	(5.43)%	1.65%	1.65%	(1.64)%	$24,053	—
$18.06	4.57%	1.70%	1.70%	(1.63)%	$33,995	—
$17.27	(15.96)%	1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%	1.64%	1.64%	(1.55)%	$48,158	1,297	%(g)

$15.34	(8.47)%	2.69%	2.69%	(2.66)%	$394	—
$16.76	(6.32)%	2.65%	2.65%	(2.64)%	$785	—
$17.89	3.53%	2.71%	2.71%	(2.64)%	$17,514	—
$17.28	(16.80)%	2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%	2.64%	2.64%	(2.55)%	$2,348	1,297	%(g)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Amount is less than $0.005.
(d)	Amount is less than 0.005%.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of the sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)

Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

(g)	The portfolio turnover rate significantly changed in 2011 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2015	$7.00	(0.09)	(1.07)	(1.16)
Year Ended July 31, 2014	$8.13	(0.12)	(1.01)	(1.13)
Year Ended July 31, 2013	$6.81	(0.11)	1.43	1.32
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)
Service Class
Year Ended July 31, 2015	$6.52	(0.15)	(0.98)	(1.13)
Year Ended July 31, 2014	$7.65	(0.19)	(0.94)	(1.13)
Year Ended July 31, 2013	$6.48	(0.19)	1.36	1.17
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2015	$24.94	(0.42)	4.54	4.12
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)	(0.64)
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)
Service Class
Year Ended July 31, 2015	$23.34	(0.68)	4.27	3.59
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)	(0.84)
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$5.84	(16.57)%	1.57%	1.57%	(1.54)%	$61,774	—
$7.00	(13.90)%	1.57%	1.57%	(1.55)%	$87,658	—
$8.13	19.38%	1.62%	1.62%	(1.54)%	$125,980	—
$6.81	(39.84)%	1.74%	1.74%	(1.68)%	$88,813	—
$11.32	(6.68)%	1.58%	1.58%	(1.50)%	$281,208	1,297	%(c)

$5.39	(17.33)%	2.57%	2.57%	(2.54)%	$10,014	—
$6.52	(14.77)%	2.57%	2.57%	(2.55)%	$4,538	—
$7.65	18.06%	2.62%	2.62%	(2.54)%	$21,509	—
$6.48	(40.39)%	2.74%	2.74%	(2.68)%	$3,929	—
$10.87	(7.65)%	2.58%	2.58%	(2.50)%	$8,819	1,297	%(c)

$29.06	16.52%	1.57%	1.57%	(1.54)%	$35,640	—
$24.94	(2.50)%	1.80%	1.79%	(1.78)%	$20,768	—
$25.58	(3.44)%	1.72%	1.72%	(1.65)%	$72,751	—
$26.49	8.70%	1.73%	1.73%	(1.68)%	$110,381	—
$24.37	(12.43)%	1.62%	1.62%	(1.54)%	$52,069	1,297	%(c)

$26.93	15.38%	2.57%	2.57%	(2.54)%	$14,610	—
$23.34	(3.47)%	2.80%	2.79%	(2.78)%	$9,755	—
$24.18	(4.43)%	2.73%	2.73%	(2.66)%	$11,485	—
$25.30	7.61%	2.72%	2.72%	(2.67)%	$3,212	—
$23.51	(13.28)%	2.62%	2.62%	(2.54)%	$2,434	1,297	%(c)

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The portfolio turnover rate significantly changed in 2011 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)	(3.91)	—		—
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)	—		—
Year Ended July 31, 2013	$22.13	(0.38)	0.29	(0.09)	—		—
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(c)	(3.01)
Service Class
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)	(3.98)	—		—
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)	—		—
Year Ended July 31, 2013	$21.95	(0.59)	0.29	(0.30)	—		—
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(c)	(2.50)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$17.83	(17.99)%	2.48%	1.78%	(1.75)%	$2,829	—
$21.74	(1.36)%	2.46%	1.78%	(1.76)%	$3,940	—
$22.04	(0.41)%	2.06%	1.76%	(1.68)%	$6,460	—
$22.13	(11.83)%	2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%	1.74%	1.69%	(1.60)%	$16,403	—

$17.16	(18.83)%	3.48%	2.78%	(2.75)%	$1,798	—
$21.14	(2.36)%	3.46%	2.78%	(2.76)%	$1,684	—
$21.65	(1.37)%	3.06%	2.76%	(2.68)%	$1,160	—
$21.95	(12.72)%	3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%	2.73%	2.68%	(2.59)%	$1,122	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Notes to Financial Statements

286 :: Notes to Financial Statements :: July 31, 2015

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of July 31, 2015, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.06%, dated 7/31/15, due 8/3/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 7/31/15, due 8/3/15(2)	RBC Capital Markets, LLC, 0.06%, dated 7/31/15, due 8/3/15(3)	Societe’ Generale, 0.11%, dated 7/31/15, due 8/3/15(4)	UMB Bank, N.A., 0.11%, dated 7/31/15, due 8/3/15(5)
Bull ProFund	$4,259,000	$2,129,000	$4,259,000	$13,844,000	$11,499,000
Mid-Cap ProFund	1,307,000	653,000	1,307,000	4,249,000	3,532,000

July 31, 2015 :: Notes to Financial Statements :: 287

Fund Name	HSBC Securities (USA), Inc., 0.06%, dated 7/31/15, due 8/3/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 7/31/15, due 8/3/15(2)	RBC Capital Markets, LLC, 0.06%, dated 7/31/15, due 8/3/15(3)	Societe’ Generale, 0.11%, dated 7/31/15, due 8/3/15(4)	UMB Bank, N.A., 0.11%, dated 7/31/15, due 8/3/15(5)
Small-Cap ProFund	$2,136,000	$1,067,000	$2,136,000	$6,944,000	$5,769,000
NASDAQ-100 ProFund	6,884,000	3,441,000	6,884,000	22,376,000	18,581,000
Large-Cap Value ProFund	7,000	3,000	7,000	23,000	22,000
Mid-Cap Growth ProFund	2,000	1,000	2,000	6,000	7,000
Small-Cap Value ProFund	11,000	5,000	11,000	38,000	34,000
Small-Cap Growth ProFund	—	—	—	3,000	5,000
UltraBull ProFund	3,235,000	1,616,000	3,235,000	10,519,000	8,739,000
UltraMid-Cap ProFund	3,613,000	1,806,000	3,613,000	11,749,000	9,764,000
UltraSmall-Cap ProFund	1,709,000	854,000	1,709,000	5,559,000	4,626,000
UltraDow 30 ProFund	635,000	317,000	635,000	2,066,000	1,722,000
UltraNASDAQ-100 ProFund	11,351,000	5,675,000	11,351,000	36,896,000	30,636,000
UltraInternational ProFund	1,153,000	575,000	1,153,000	3,751,000	3,124,000
UltraEmerging Markets ProFund	240,000	119,000	240,000	780,000	654,000
UltraLatin America ProFund	267,000	133,000	267,000	874,000	736,000
UltraChina ProFund	626,000	313,000	626,000	2,035,000	1,694,000
UltraJapan ProFund	6,308,000	3,154,000	6,308,000	20,501,000	17,018,000
Bear ProFund	4,807,000	2,403,000	4,807,000	15,627,000	12,979,000
Short Small-Cap ProFund	1,637,000	817,000	1,637,000	5,329,000	4,437,000
Short NASDAQ-100 ProFund	412,000	205,000	412,000	1,340,000	1,120,000
UltraBear ProFund	1,538,000	769,000	1,538,000	5,002,000	4,159,000
UltraShort Mid-Cap ProFund	264,000	131,000	264,000	862,000	723,000
UltraShort Small-Cap ProFund	995,000	496,000	995,000	3,239,000	2,700,000
UltraShort Dow 30 ProFund	456,000	227,000	456,000	1,482,000	1,236,000
UltraShort NASDAQ-100 ProFund	863,000	430,000	863,000	2,809,000	2,342,000
UltraShort International ProFund	778,000	388,000	778,000	2,530,000	2,106,000
UltraShort Emerging Markets ProFund	1,018,000	509,000	1,018,000	3,312,000	2,754,000
UltraShort Latin America ProFund	847,000	423,000	847,000	2,752,000	2,291,000
UltraShort China ProFund	530,000	264,000	530,000	1,726,000	1,440,000
UltraShort Japan ProFund	115,000	57,000	115,000	375,000	315,000
Banks UltraSector ProFund	1,952,000	975,000	1,952,000	6,348,000	5,277,000
Basic Materials UltraSector ProFund	349,000	174,000	349,000	1,138,000	952,000
Biotechnology UltraSector ProFund	35,394,000	17,696,000	35,394,000	115,034,000	95,492,000
Consumer Goods UltraSector ProFund	2,561,000	1,279,000	2,561,000	8,328,000	6,921,000
Consumer Services UltraSector ProFund	3,758,000	1,878,000	3,758,000	12,219,000	10,151,000
Financials UltraSector ProFund	3,211,000	1,604,000	3,211,000	10,439,000	8,673,000
Health Care UltraSector ProFund	5,903,000	2,951,000	5,903,000	19,188,000	15,936,000
Industrials UltraSector ProFund	326,000	162,000	326,000	1,062,000	888,000
Internet UltraSector ProFund	2,614,000	1,306,000	2,614,000	8,499,000	7,063,000
Mobile Telecommunications UltraSector ProFund	181,000	90,000	181,000	590,000	496,000
Oil & Gas UltraSector ProFund	848,000	423,000	848,000	2,757,000	2,297,000
Oil Equipment, Services & Distribution UltraSector ProFund	214,000	107,000	214,000	700,000	588,000
Pharmaceuticals UltraSector ProFund	1,205,000	602,000	1,205,000	3,920,000	3,264,000
Precious Metals UltraSector ProFund	883,000	440,000	883,000	2,872,000	2,390,000
Real Estate UltraSector ProFund	1,264,000	632,000	1,264,000	4,112,000	3,420,000
Semiconductor UltraSector ProFund	527,000	263,000	527,000	1,717,000	1,433,000
Technology UltraSector ProFund	365,000	182,000	365,000	1,191,000	997,000
Telecommunications UltraSector ProFund	87,000	43,000	87,000	288,000	250,000
Utilities UltraSector ProFund	317,000	158,000	317,000	1,035,000	869,000
Short Oil & Gas ProFund	312,000	155,000	312,000	1,019,000	856,000
Short Precious Metals ProFund	2,805,000	1,402,000	2,805,000	9,117,000	7,572,000
Short Real Estate ProFund	657,000	328,000	657,000	2,140,000	1,783,000
U.S. Government Plus ProFund	5,392,000	2,695,000	5,392,000	17,525,000	14,550,000
Rising Rates Opportunity 10 ProFund	2,766,000	1,382,000	2,766,000	8,992,000	7,468,000
Rising Rates Opportunity ProFund	8,109,000	4,054,000	8,109,000	26,358,000	21,886,000
Rising U.S. Dollar ProFund	5,772,000	2,885,000	5,772,000	18,759,000	15,578,000
Falling U.S. Dollar ProFund	552,000	275,000	552,000	1,797,000	1,499,000
	$146,327,000	$73,121,000	$146,327,000	$475,742,000	$395,313,000

288 :: Notes to Financial Statements :: July 31, 2015

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of July 31, 2015 as follows:

(1)         U.S. Treasury STRIPS, effective yield or interest rate in effect at July 31, 2015, 2.126% to 3.027%, due 11/15/22 to 2/15/40, which had an aggregate value of $149,266,924.

(2)         U.S. Treasury Bonds, 3.625%, due 8/15/43, total value $74,592,644.

(3)         U.S. Treasury Notes, 3.50%, due 5/15/20, U.S. Treasury STRIPS, effective yield or interest rate in effect July 31, 2015, 0.483% to 2.866%, due 8/15/16 to 2/15/34, which had an aggregate value of $149,259,945.

(4)         U.S. Treasury Notes, 2.00%, due 11/15/21, total value $485,264,542.

(5)         U.S. Treasury Notes, 1.00% to 4.625%, due 6/30/16 to 12/31/16, Federal National Mortgage Association, 0.625% to 5.00%, due 8/26/16 to 2/28/18, Federal Home Loan Mortgage Corp., 0.50% to 2.50%, due 5/13/16 to 10/14/16, Federal Home Loan Banks, 0.45% to 3.125%, due 9/28/15 to 5/24/17, Federal Farm Credit Banks, 0.78% to 5.125%, due 8/25/16 to 5/17/17, which had an aggregate value of $403,246,788.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

When-Issued Securities

Each ProFund, from time to time, may purchase securities on a when-issued basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will earmark or segregate with the Trust’s custodian cash or liquid instruments equal to or greater in value than the ProFund’s purchase commitments for such when-issued, or when the Trust does not believe that a ProFund’s NAV or income will be adversely affected by the ProFund’s purchase of securities on a when-issued basis.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2015, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2015. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the UltraDow 30 ProFund, Financials UltraSector ProFund, Mobile Telecommunications UltraSector ProFund and U.S. Government Plus ProFund was 141%, 83%, 84% and 80%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2015.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions,

July 31, 2015 :: Notes to Financial Statements :: 289

disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

290 :: Notes to Financial Statements :: July 31, 2015

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the

July 31, 2015 :: Notes to Financial Statements :: 291

swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2015.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$91,634	$279,604	$—	$—	$—	$—
Mid-Cap ProFund	—	285,772	—	53,435	—	—
Small-Cap ProFund	—	239,129	—	78,420	—	—
NASDAQ-100 ProFund	252,908	506,373	—	—	—	—
UltraBull ProFund	69,008	2,474,359	—	—	—	—
UltraMid-Cap ProFund	—	2,626,229	—	219,084	—	—
UltraSmall-Cap ProFund	—	1,248,450	—	44,490	—	—
UltraDow 30 ProFund	—	383,590	—	24,774	—	—
UltraNASDAQ-100 ProFund	1,048,974	5,367,950	—	—	—	—

292 :: Notes to Financial Statements :: July 31, 2015

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraInternational ProFund	$—	$427,743	$—	$—	$—	$—
UltraEmerging Markets ProFund	—	192,025	—	—	—	—
UltraLatin America ProFund	—	463,119	—	—	—	—
UltraChina ProFund	—	34,300	—	—	—	—
UltraJapan ProFund	2,189,049	—	—	—	—	—
Bear ProFund	—	—	—	83,429	897,770	—
Short Small-Cap ProFund	39,576	—	—	—	209,088	—
Short NASDAQ-100 ProFund	—	—	—	17,281	539,310	—
UltraBear ProFund	—	—	—	4,152	409,668	—
UltraShort Mid-Cap ProFund	2,669	—	—	—	129,662	—
UltraShort Small-Cap ProFund	37,500	—	—	—	320,224	—
UltraShort Dow 30 ProFund	4,366	—	—	—	102,026	—
UltraShort NASDAQ-100 ProFund	—	—	—	32,825	344,859	—
UltraShort International ProFund	—	—	—	—	421,533	—
UltraShort Emerging Markets ProFund	—	—	—	—	359,740	—
UltraShort Latin America ProFund	—	—	—	—	395,872	—
UltraShort China ProFund	—	—	—	—	24,178	—
UltraShort Japan ProFund	3,744	—	—	—	—	—
Banks UltraSector ProFund	—	—	—	—	384,379	—
Basic Materials UltraSector ProFund	—	—	—	—	48,353	—
Biotechnology UltraSector ProFund	—	—	—	—	15,432,334	—
Consumer Goods UltraSector ProFund	—	297,157	—	—	—	—
Consumer Services UltraSector ProFund	—	1,024,879	—	—	—	—
Financials UltraSector ProFund	—	—	—	—	120,672	—
Health Care UltraSector ProFund	—	—	—	—	282,062	—
Industrials UltraSector ProFund	—	71,987	—	—	—	—
Internet UltraSector ProFund	—	317,631	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	123,885	—	—	—	—
Oil & Gas UltraSector ProFund	—	—	—	—	513,595	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	97,774	—
Pharmaceuticals UltraSector ProFund	—	115,090	—	—	—	—
Precious Metals UltraSector ProFund	—	—	—	—	310,666	—
Real Estate UltraSector ProFund	—	275,186	—	—	—	—
Semiconductor UltraSector ProFund	—	—	—	—	211,829	—
Technology UltraSector ProFund	—	—	—	—	68,783	—
Telecommunications UltraSector ProFund	—	27,396	—	—	—	—
Utilities UltraSector ProFund	—	285,760	—	—	—	—
Short Oil & Gas ProFund	—	45,085	—	—	—	—
Short Precious Metals ProFund	—	394,423	—	—	136,927	—
Short Real Estate ProFund	—	—	—	—	78,265	—

Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	449,237	—	—	100,909
Falling U.S. Dollar ProFund	—	—	6,883	—	—	37,134

Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	2,602,861	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	266,787	—
Rising Rates Opportunity ProFund	—	—	—	—	3,855,306	—

*       Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

July 31, 2015 :: Notes to Financial Statements :: 293

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the year ended July 31, 2015.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$742,043	$2,655,673	$—	$1,377,875
Mid-Cap ProFund	85,591	705,547	—	1,439,678
Small-Cap ProFund	417,060	143,883	—	853,203
NASDAQ-100 ProFund	1,693,009	4,243,620	—	1,483,786
UltraBull ProFund	475,291	4,445,871	—	5,525,573
UltraMid-Cap ProFund	1,254,348	2,244,597	—	4,622,874
UltraSmall-Cap ProFund	740,108	4,951,168	—	2,248,745
UltraDow 30 ProFund	258,611	1,450,947	—	884,822
UltraNASDAQ-100 ProFund	5,863,758	40,061,921	—	10,156,352
UltraInternational ProFund	—	3,330,068	—	3,342,249
UltraEmerging Markets ProFund	—	(5,457,151)	—	1,390,875
UltraLatin America ProFund	—	(6,665,618)	—	1,233,433
UltraChina ProFund	—	(4,697,210)	—	943,420
UltraJapan ProFund	19,476,673	(29,300)	—	619,226
Bear ProFund	(367,069)	(4,766,451)	—	(1,505,573)
Short Small-Cap ProFund	(262,641)	(1,333,046)	—	(394,287)
Short NASDAQ-100 ProFund	(249,031)	(2,056,515)	—	(699,780)
UltraBear ProFund	(452,172)	(3,839,905)	—	(1,419,718)
UltraShort Mid-Cap ProFund	(12,096)	(702,265)	—	(227,243)
UltraShort Small-Cap ProFund	(110,453)	(2,189,694)	—	(885,470)
UltraShort Dow 30 ProFund	(69,613)	(407,858)	—	(291,289)
UltraShort NASDAQ-100 ProFund	(289,122)	(3,680,592)	—	(635,306)
UltraShort International ProFund	—	(222,532)	—	(671,073)
UltraShort Emerging Markets ProFund	—	2,693,816	—	(620,486)
UltraShort Latin America ProFund	—	2,380,724	—	(596,289)
UltraShort China ProFund	—	488,906	—	(189,125)
UltraShort Japan ProFund	(1,150,409)	942	—	(32,625)
Banks UltraSector ProFund	—	1,459,357	—	(236,995)
Basic Materials UltraSector ProFund	—	(1,996,659)	—	554,373
Biotechnology UltraSector ProFund	—	169,508,430	—	(10,606,439)
Consumer Goods UltraSector ProFund	—	2,556,135	—	562,335
Consumer Services UltraSector ProFund	—	7,865,313	—	1,454,057
Financials UltraSector ProFund	—	1,547,021	—	80,138
Health Care UltraSector ProFund	—	16,971,992	—	447,636
Industrials UltraSector ProFund	—	(681,559)	—	422,132
Internet UltraSector ProFund	—	7,819,667	—	906,507
Mobile Telecommunications UltraSector ProFund	—	(235,263)	—	61,088
Oil & Gas UltraSector ProFund	—	(10,953,144)	—	1,413,149
Oil Equipment, Services & Distribution UltraSector ProFund	—	(6,685,191)	—	2,010,971
Pharmaceuticals UltraSector ProFund	—	2,574,850	—	730,960
Precious Metals UltraSector ProFund	—	(14,584,911)	—	244,477
Real Estate UltraSector ProFund	—	1,608,934	—	771,854
Semiconductor UltraSector ProFund	—	1,016,269	—	2,215,017
Technology UltraSector ProFund	—	(1,659,596)	—	581,951
Telecommunications UltraSector ProFund	—	230,051	—	48,265
Utilities UltraSector ProFund	—	(1,899,933)	—	882,705
Short Oil & Gas ProFund	—	869,441	—	(77,440)
Short Precious Metals ProFund	—	10,163,600	—	54,492
Short Real Estate ProFund	—	(335,034)	—	(99,114)

Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	11,003,808	(108,083)
Falling U.S. Dollar ProFund	—	—	(958,491)	54,701

294 :: Notes to Financial Statements :: July 31, 2015

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	$(31,438)	$2,451,623	$—	$2,394,974
Rising Rates Opportunity 10 ProFund	—	(1,461,965)	—	(104,843)
Rising Rates Opportunity ProFund	(46,506)	(14,548,868)	—	(1,002,034)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts at July 31, 2015. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$101,590	$(101,590)	$—	$—
Swap Agreements — UBS AG	178,014	(11,061)	—	166,953
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	213,240	(194,022)	—	19,218
Swap Agreements — UBS AG	72,532	—	—	72,532
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	95,950	—	—	95,950
Swap Agreements — UBS AG	143,179	—	—	143,179
NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	196,897	(183,591)	—	13,306
Swap Agreements — UBS AG	309,476	(228,394)	(513)	80,569
UltraBull ProFund
Swap Agreements — Goldman Sachs International	993,141	(993,141)	—	—
Swap Agreements — UBS AG	1,481,218	(1,481,218)	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	1,394,891	(1,226,721)	—	168,170
Swap Agreements — UBS AG	1,231,338	(1,102,718)	—	128,620
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	866,914	(571,635)	—	295,279
Swap Agreements — UBS AG	381,536	(300,609)	—	80,927
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	217,057	(173,160)	—	43,897
Swap Agreements — UBS AG	166,533	—	—	166,533
UltraNASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	3,123,090	(2,759,079)	—	364,011
Swap Agreements — UBS AG	2,244,860	(2,244,860)	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	6,490	—	—	6,490
Swap Agreements — UBS AG	421,253	(322,502)	—	98,751
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	165,923	(165,923)	—	—
Swap Agreements — UBS AG	26,102	—	—	26,102
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	103,408	(103,408)	—	—
Swap Agreements — UBS AG	359,711	(359,711)	—	—

July 31, 2015 :: Notes to Financial Statements :: 295

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraChina ProFund
Swap Agreements — Goldman Sachs International	$6,765	$(6,765)	$—	$—
Swap Agreements — UBS AG	27,535	—	—	27,535
Bear ProFund
Swap Agreements — Goldman Sachs International	(356,020)	356,020	—	—
Swap Agreements — UBS AG	(541,750)	541,750	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(153,614)	153,614	—	—
Swap Agreements — UBS AG	(55,474)	55,474	—	—
Short NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(310,817)	310,817	—	—
Swap Agreements — UBS AG	(228,493)	228,493	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(268,097)	268,097	—	—
Swap Agreements — UBS AG	(141,571)	141,571	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(29,235)	29,235	—	—
Swap Agreements — UBS AG	(100,427)	100,427	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(229,152)	229,152	—	—
Swap Agreements — UBS AG	(91,072)	91,072	—	—
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(74,511)	74,511	—	—
Swap Agreements — UBS AG	(27,515)	27,515	—	—
UltraShort NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(140,034)	140,034	—	—
Swap Agreements — UBS AG	(204,825)	204,825	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(32,775)	32,775	—	—
Swap Agreements — UBS AG	(388,758)	388,758	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(59,700)	59,700	—	—
Swap Agreements — UBS AG	(300,040)	300,040	—	—
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(47,994)	47,994	—	—
Swap Agreements — UBS AG	(347,878)	322,000	—	(25,878)
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(1,399)	1,399	—	—
Swap Agreements — UBS AG	(22,779)	22,779	—	—
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	(188,002)	188,002	—	—
Swap Agreements — UBS AG	(196,377)	196,377	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(23,525)	23,525	—	—
Swap Agreements — UBS AG	(24,828)	24,828	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(7,598,166)	7,598,166	—	—
Swap Agreements — UBS AG	(7,834,168)	7,834,168	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	164,193	(164,193)	—	—
Swap Agreements — UBS AG	132,964	—	—	132,964
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	516,559	(296,249)	—	220,310
Swap Agreements — UBS AG	508,320	(301,470)	—	206,850
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(82,368)	82,368	—	—
Swap Agreements — UBS AG	(38,304)	38,304	—	—

296 :: Notes to Financial Statements :: July 31, 2015

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(171,969)	$171,969	$—	$—
Swap Agreements — UBS AG	(110,093)	110,093	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	15,228	—	—	15,228
Swap Agreements — UBS AG	56,759	—	—	56,759
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	160,943	(160,943)	—	—
Swap Agreements — UBS AG	156,688	—	—	156,688
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	48,150	—	—	48,150
Swap Agreements — UBS AG	75,735	—	—	75,735
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(254,071)	254,071	—	—
Swap Agreements — UBS AG	(259,524)	259,524	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	(32,175)	32,175	—	—
Swap Agreements — UBS AG	(65,599)	65,599	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	45,455	—	—	45,455
Swap Agreements — UBS AG	69,635	—	—	69,635
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(243,219)	243,219	—	—
Swap Agreements — UBS AG	(67,447)	67,447	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	153,933	(153,933)	—	—
Swap Agreements — UBS AG	121,253	—	—	121,253
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(66,700)	66,700	—	—
Swap Agreements — UBS AG	(145,129)	145,129	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(30,835)	30,835	—	—
Swap Agreements — UBS AG	(37,948)	37,948	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,879	—	—	2,879
Swap Agreements — UBS AG	24,517	—	—	24,517
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	147,969	(111,615)	—	36,354
Swap Agreements — UBS AG	137,791	—	—	137,791
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	17,776	—	—	17,776
Swap Agreements — UBS AG	27,309	—	—	27,309
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(136,927)	136,927	—	—
Swap Agreements — UBS AG	394,423	(394,423)	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(43,607)	43,607	—	—
Swap Agreements — UBS AG	(34,658)	34,658	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	2,379,218	(1,984,161)	—	395,057
Swap Agreements — Societe’ Generale	223,643	(200,000)	—	23,643
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(189,490)	189,490	—	—
Swap Agreements — Societe’ Generale	(77,297)	—	77,297	—

July 31, 2015 :: Notes to Financial Statements :: 297

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	$(3,479,553)	$3,318,000	$—	$(161,553)
Swap Agreements — Societe’ Generale	(375,753)	—	375,753	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	213,011
(Depreciation)	(53,183)
Net Appreciation	159,828	(159,828)	—	—
Forward Currency Contracts — UBS AG
Appreciation	236,226
(Depreciation)	(47,726)
Net Appreciation	188,500	(21,117)	—	167,383
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	2,603
(Depreciation)	(19,011)
Net (Depreciation)	(16,408)	16,408	—	—
Forward Currency Contracts — UBS AG
Appreciation	4,280
(Depreciation)	(18,123)
Net (Depreciation)	(13,843)	13,843	—	—

*            The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**     Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

298 :: Notes to Financial Statements :: July 31, 2015

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in

July 31, 2015 :: Notes to Financial Statements :: 299

error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$38,056,359	$—	$—	$—	$38,056,359	$—
Repurchase Agreements	—	—	35,990,000	—	35,990,000	—
Futures Contracts	—	91,634	—	—	—	91,634
Swap Agreements	—	—	—	279,604	—	279,604
Total	$38,056,359	$91,634	$35,990,000	$279,604	$74,046,359	$371,238
Mid-Cap ProFund
Common Stocks	$20,932,714	$—	$—	$—	$20,932,714	$—
Repurchase Agreements	—	—	11,048,000	—	11,048,000	—
Futures Contracts	—	(53,435)	—	—	—	(53,435)
Swap Agreements	—	—	—	285,772	—	285,772
Total	$20,932,714	$(53,435)	$11,048,000	$285,772	$31,980,714	$232,337
Small-Cap ProFund
Common Stocks	$10,863,280	$—	$—	$—	$10,863,280	$—
Contingent Rights*	—	—	7,333	—	7,333	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	18,052,000	—	18,052,000	—
Futures Contracts	—	(78,420)	—	—	—	(78,420)
Swap Agreements	—	—	—	239,129	—	239,129
Total	$10,863,280	$(78,420)	$18,059,333	$239,129	$28,922,613	$160,709
NASDAQ-100 ProFund
Common Stocks	$32,068,623	$—	$—	$—	$32,068,623	$—
Repurchase Agreements	—	—	58,166,000	—	58,166,000	—
Futures Contracts	—	252,908	—	—	—	252,908
Swap Agreements	—	—	—	506,373	—	506,373
Total	$32,068,623	$252,908	$58,166,000	$506,373	$90,234,623	$759,281
Large-Cap Value ProFund
Common Stocks	$10,176,870	$—	$—	$—	$10,176,870	$—
Repurchase Agreements	—	—	62,000	—	62,000	—
Total	$10,176,870	$—	$62,000	$—	$10,238,870	$—
Large-Cap Growth ProFund
Common Stocks	$23,951,876	$—	$—	$—	$23,951,876	$—
Total	$23,951,876	$—	$—	$—	$23,951,876	$—
Mid-Cap Value ProFund
Common Stocks	$6,592,087	$—	$—	$—	$6,592,087	$—
Total	$6,592,087	$—	$—	$—	$6,592,087	$—

300 :: Notes to Financial Statements :: July 31, 2015

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Growth ProFund
Common Stocks	$19,440,610	$—	$—	$—	$19,440,610	$—
Repurchase Agreements	—	—	18,000	—	18,000	—
Total	$19,440,610	$—	$18,000	$—	$19,458,610	$—
Small-Cap Value ProFund
Common Stocks	$5,396,455	$—	$—	$—	$5,396,455	$—
Repurchase Agreements	—	—	99,000	—	99,000	—
Total	$5,396,455	$—	$99,000	$—	$5,495,455	$—
Small-Cap Growth ProFund
Common Stocks	$28,107,707	$—	$—	$—	$28,107,707	$—
Repurchase Agreements	—	—	8,000	—	8,000	—
Total	$28,107,707	$—	$8,000	$—	$28,115,707	$—
Europe 30 ProFund
Common Stocks	$5,295,772	$—	$—	$—	$5,295,772	$—
Total	$5,295,772	$—	$—	$—	$5,295,772	$—
UltraBull ProFund
Common Stocks	$60,890,146	$—	$—	$—	$60,890,146	$—
Repurchase Agreements	—	—	27,344,000	—	27,344,000	—
Futures Contracts	—	69,008	—	—	—	69,008
Swap Agreements	—	—	—	2,474,359	—	2,474,359
Total	$60,890,146	$69,008	$27,344,000	$2,474,359	$88,234,146	$2,543,367
UltraMid-Cap ProFund
Common Stocks	$46,005,965	$—	$—	$—	$46,005,965	$—
Repurchase Agreements	—	—	30,545,000	—	30,545,000	—
Futures Contracts	—	(219,084)	—	—	—	(219,084)
Swap Agreements	—	—	—	2,626,229	—	2,626,229
Total	$46,005,965	$(219,084)	$30,545,000	$2,626,229	$76,550,965	$2,407,145
UltraSmall-Cap ProFund
Common Stocks	$29,820,769	$—	$—	$—	$29,820,769	$—
Contingent Rights*	—	—	4,788	—	4,788	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	14,457,000	—	14,457,000	—
Futures Contracts	—	(44,490)	—	—	—	(44,490)
Swap Agreements	—	—	—	1,248,450	—	1,248,450
Total	$29,820,769	$(44,490)	$14,461,788	$1,248,450	$44,282,557	$1,203,960
UltraDow 30 ProFund
Common Stocks	$13,048,211	$—	$—	$—	$13,048,211	$—
Repurchase Agreements	—	—	5,375,000	—	5,375,000	—
Futures Contracts	—	(24,774)	—	—	—	(24,774)
Swap Agreements	—	—	—	383,590	—	383,590
Total	$13,048,211	$(24,774)	$5,375,000	$383,590	$18,423,211	$358,816
UltraNASDAQ-100 ProFund
Common Stocks	$158,205,209	$—	$—	$—	$158,205,209	$—
Repurchase Agreements	—	—	95,909,000	—	95,909,000	—
Futures Contracts	—	1,048,974	—	—	—	1,048,974
Swap Agreements	—	—	—	5,367,950	—	5,367,950
Total	$158,205,209	$1,048,974	$95,909,000	$5,367,950	$254,114,209	$6,416,924
UltraInternational ProFund
Repurchase Agreements	$—	$—	$9,756,000	$—	$9,756,000	$—
Swap Agreements	—	—	—	427,743	—	427,743
Total	$—	$—	$9,756,000	$427,743	$9,756,000	$427,743

July 31, 2015 :: Notes to Financial Statements :: 301

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraEmerging Markets ProFund
Common Stocks	$7,193,499	$—	$—	$—	$7,193,499	$—
Preferred Stocks	658,018	—	—	—	658,018	—
Repurchase Agreements	—	—	2,033,000	—	2,033,000	—
Swap Agreements	—	—	—	192,025	—	192,025
Total	$7,851,517	$—	$2,033,000	$192,025	$9,884,517	$192,025
UltraLatin America ProFund
Common Stocks	$8,442,249	$—	$—	$—	$8,442,249	$—
Preferred Stocks	2,217,414	—	—	—	2,217,414	—
Repurchase Agreements	—	—	2,277,000	—	2,277,000	—
Swap Agreements	—	—	—	463,119	—	463,119
Total	$10,659,663	$—	$2,277,000	$463,119	$12,936,663	$463,119
UltraChina ProFund
Common Stocks	$15,314,061	$—	$—	$—	$15,314,061	$—
Repurchase Agreements	—	—	5,294,000	—	5,294,000	—
Swap Agreements	—	—	—	34,300	—	34,300
Total	$15,314,061	$—	$5,294,000	$34,300	$20,608,061	$34,300
UltraJapan ProFund
Repurchase Agreements	$—	$—	$53,289,000	$—	$53,289,000	$—
Futures Contracts	—	2,189,049	—	—	—	2,189,049
Total	$—	$2,189,049	$53,289,000	$—	$53,289,000	$2,189,049
Bear ProFund
Repurchase Agreements	$—	$—	$40,623,000	$—	$40,623,000	$—
Futures Contracts	—	(83,429)	—	—	—	(83,429)
Swap Agreements	—	—	—	(897,770)	—	(897,770)
Total	$—	$(83,429)	$40,623,000	$(897,770)	$40,623,000	$(981,199)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$13,857,000	$—	$13,857,000	$—
Futures Contracts	—	39,576	—	—	—	39,576
Swap Agreements	—	—	—	(209,088)	—	(209,088)
Total	$—	$39,576	$13,857,000	$(209,088)	$13,857,000	$(169,512)
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$3,489,000	$—	$3,489,000	$—
Futures Contracts	—	(17,281)	—	—	—	(17,281)
Swap Agreements	—	—	—	(539,310)	—	(539,310)
Total	$—	$(17,281)	$3,489,000	$(539,310)	$3,489,000	$(556,591)
UltraBear ProFund
Repurchase Agreements	$—	$—	$13,006,000	$—	$13,006,000	$—
Futures Contracts	—	(4,152)	—	—	—	(4,152)
Swap Agreements	—	—	—	(409,668)	—	(409,668)
Total	$—	$(4,152)	$13,006,000	$(409,668)	$13,006,000	$(413,820)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,244,000	$—	$2,244,000	$—
Futures Contracts	—	2,669	—	—	—	2,669
Swap Agreements	—	—	—	(129,662)	—	(129,662)
Total	$—	$2,669	$2,244,000	$(129,662)	$2,244,000	$(126,993)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$8,425,000	$—	$8,425,000	$—
Futures Contracts	—	37,500	—	—	—	37,500
Swap Agreements	—	—	—	(320,224)	—	(320,224)
Total	$—	$37,500	$8,425,000	$(320,224)	$8,425,000	$(282,724)

302 :: Notes to Financial Statements :: July 31, 2015

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$3,857,000	$—	$3,857,000	$—
Futures Contracts	—	4,366	—	—	—	4,366
Swap Agreements	—	—	—	(102,026)	—	(102,026)
Total	$—	$4,366	$3,857,000	$(102,026)	$3,857,000	$(97,660)
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$7,307,000	$—	$7,307,000	$—
Futures Contracts	—	(32,825)	—	—	—	(32,825)
Swap Agreements	—	—	—	(344,859)	—	(344,859)
Total	$—	$(32,825)	$7,307,000	$(344,859)	$7,307,000	$(377,684)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$6,580,000	$—	$6,580,000	$—
Swap Agreements	—	—	—	(421,533)	—	(421,533)
Total	$—	$—	$6,580,000	$(421,533)	$6,580,000	$(421,533)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$8,611,000	$—	$8,611,000	$—
Swap Agreements	—	—	—	(359,740)	—	(359,740)
Total	$—	$—	$8,611,000	$(359,740)	$8,611,000	$(359,740)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$7,160,000	$—	$7,160,000	$—
Swap Agreements	—	—	—	(395,872)	—	(395,872)
Total	$—	$—	$7,160,000	$(395,872)	$7,160,000	$(395,872)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,490,000	$—	$4,490,000	$—
Swap Agreements	—	—	—	(24,178)	—	(24,178)
Total	$—	$—	$4,490,000	$(24,178)	$4,490,000	$(24,178)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$977,000	$—	$977,000	$—
Futures Contracts	—	3,744	—	—	—	3,744
Total	$—	$3,744	$977,000	$—	$977,000	$3,744
Banks UltraSector ProFund
Common Stocks	$46,082,196	$—	$—	$—	$46,082,196	$—
Repurchase Agreements	—	—	16,504,000	—	16,504,000	—
Swap Agreements	—	—	—	(384,379)	—	(384,379)
Total	$46,082,196	$—	$16,504,000	$(384,379)	$62,586,196	$(384,379)
Basic Materials UltraSector ProFund
Common Stocks	$9,248,449	$—	$—	$—	$9,248,449	$—
Repurchase Agreements	—	—	2,962,000	—	2,962,000	—
Swap Agreements	—	—	—	(48,353)	—	(48,353)
Total	$9,248,449	$—	$2,962,000	$(48,353)	$12,210,449	$(48,353)
Biotechnology UltraSector ProFund
Common Stocks	$576,644,288	$—	$—	$—	$576,644,288	$—
Repurchase Agreements	—	—	299,010,000	—	299,010,000	—
Swap Agreements	—	—	—	(15,432,334)	—	(15,432,334)
Total	$576,644,288	$—	$299,010,000	$(15,432,334)	$875,654,288	$(15,432,334)

July 31, 2015 :: Notes to Financial Statements :: 303

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Consumer Goods UltraSector ProFund
Common Stocks	$36,674,596	$—	$—	$—	$36,674,596	$—
Repurchase Agreements	—	—	21,650,000	—	21,650,000	—
Swap Agreements	—	—	—	297,157	—	297,157
Total	$36,674,596	$—	$21,650,000	$297,157	$58,324,596	$297,157
Consumer Services UltraSector ProFund
Common Stocks	$71,145,789	$—	$—	$—	$71,145,789	$—
Repurchase Agreements	—	—	31,764,000	—	31,764,000	—
Swap Agreements	—	—	—	1,024,879	—	1,024,879
Total	$71,145,789	$—	$31,764,000	$1,024,879	$102,909,789	$1,024,879
Financials UltraSector ProFund
Common Stocks	$36,763,930	$—	$—	$—	$36,763,930	$—
Repurchase Agreements	—	—	27,138,000	—	27,138,000	—
Swap Agreements	—	—	—	(120,672)	—	(120,672)
Total	$36,763,930	$—	$27,138,000	$(120,672)	$63,901,930	$(120,672)
Health Care UltraSector ProFund
Common Stocks	$118,025,976	$—	$—	$—	$118,025,976	$—
Repurchase Agreements	—	—	49,881,000	—	49,881,000	—
Swap Agreements	—	—	—	(282,062)	—	(282,062)
Total	$118,025,976	$—	$49,881,000	$(282,062)	$167,906,976	$(282,062)
Industrials UltraSector ProFund
Common Stocks	$5,380,206	$—	$—	$—	$5,380,206	$—
Repurchase Agreements	—	—	2,764,000	—	2,764,000	—
Swap Agreements	—	—	—	71,987	—	71,987
Total	$5,380,206	$—	$2,764,000	$71,987	$8,144,206	$71,987
Internet UltraSector ProFund
Common Stocks	$62,934,564	$—	$—	$—	$62,934,564	$—
Repurchase Agreements	—	—	22,096,000	—	22,096,000	—
Swap Agreements	—	—	—	317,631	—	317,631
Total	$62,934,564	$—	$22,096,000	$317,631	$85,030,564	$317,631
Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,508,301	$—	$—	$—	$2,508,301	$—
Repurchase Agreements	—	—	1,538,000	—	1,538,000	—
Swap Agreements	—	—	—	123,885	—	123,885
Total	$2,508,301	$—	$1,538,000	$123,885	$4,046,301	$123,885
Oil & Gas UltraSector ProFund
Common Stocks	$23,084,587	$—	$—	$—	$23,084,587	$—
Repurchase Agreements	—	—	7,173,000	—	7,173,000	—
Swap Agreements	—	—	—	(513,595)	—	(513,595)
Total	$23,084,587	$—	$7,173,000	$(513,595)	$30,257,587	$(513,595)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$5,966,517	$—	$—	$—	$5,966,517	$—
Repurchase Agreements	—	—	1,823,000	—	1,823,000	—
Swap Agreements	—	—	—	(97,774)	—	(97,774)
Total	$5,966,517	$—	$1,823,000	$(97,774)	$7,789,517	$(97,774)

304 :: Notes to Financial Statements :: July 31, 2015

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$16,097,518	$—	$—	$—	$16,097,518	$—
Repurchase Agreements	—	—	10,196,000	—	10,196,000	—
Swap Agreements	—	—	—	115,090	—	115,090
Total	$16,097,518	$—	$10,196,000	$115,090	$26,293,518	$115,090
Precious Metals UltraSector ProFund
Common Stocks	$9,277,798	$—	$—	$—	$9,277,798	$—
Repurchase Agreements	—	—	7,468,000	—	7,468,000	—
Swap Agreements	—	—	—	(310,666)	—	(310,666)
Total	$9,277,798	$—	$7,468,000	$(310,666)	$16,745,798	$(310,666)
Real Estate UltraSector ProFund
Common Stocks	$15,473,151	$—	$—	$—	$15,473,151	$—
Repurchase Agreements	—	—	10,692,000	—	10,692,000	—
Swap Agreements	—	—	—	275,186	—	275,186
Total	$15,473,151	$—	$10,692,000	$275,186	$26,165,151	$275,186
Semiconductor UltraSector ProFund
Common Stocks	$11,611,722	$—	$—	$—	$11,611,722	$—
Repurchase Agreements	—	—	4,467,000	—	4,467,000	—
Swap Agreements	—	—	—	(211,829)	—	(211,829)
Total	$11,611,722	$—	$4,467,000	$(211,829)	$16,078,722	$(211,829)
Technology UltraSector ProFund
Common Stocks	$9,281,288	$—	$—	$—	$9,281,288	$—
Repurchase Agreements	—	—	3,100,000	—	3,100,000	—
Swap Agreements	—	—	—	(68,783)	—	(68,783)
Total	$9,281,288	$—	$3,100,000	$(68,783)	$12,381,288	$(68,783)
Telecommunications UltraSector ProFund
Common Stocks	$1,459,596	$—	$—	$—	$1,459,596	$—
Repurchase Agreements	—	—	755,000	—	755,000	—
Swap Agreements	—	—	—	27,396	—	27,396
Total	$1,459,596	$—	$755,000	$27,396	$2,214,596	$27,396
Utilities UltraSector ProFund
Common Stocks	$7,698,896	$—	$—	$—	$7,698,896	$—
Repurchase Agreements	—	—	2,696,000	—	2,696,000	—
Swap Agreements	—	—	—	285,760	—	285,760
Total	$7,698,896	$—	$2,696,000	$285,760	$10,394,896	$285,760
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,654,000	$—	$2,654,000	$—
Swap Agreements	—	—	—	45,085	—	45,085
Total	$—	$—	$2,654,000	$45,085	$2,654,000	$45,085
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$23,701,000	$—	$23,701,000	$—
Swap Agreements	—	—	—	257,496	—	257,496
Total	$—	$—	$23,701,000	$257,496	$23,701,000	$257,496
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$5,565,000	$—	$5,565,000	$—
Swap Agreements	—	—	—	(78,265)	—	(78,265)
Total	$—	$—	$5,565,000	$(78,265)	$5,565,000	$(78,265)

July 31, 2015 :: Notes to Financial Statements :: 305

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$10,506,244	$—	$10,506,244	$—
Repurchase Agreements	—	—	45,554,000	—	45,554,000	—
Swap Agreements	—	—	—	2,602,861	—	2,602,861
Total	$—	$—	$56,060,244	$2,602,861	$56,060,244	$2,602,861
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$23,374,000	$—	$23,374,000	$—
Swap Agreements	—	—	—	(266,787)	—	(266,787)
Total	$—	$—	$23,374,000	$(266,787)	$23,374,000	$(266,787)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$68,516,000	$—	$68,516,000	$—
Swap Agreements	—	—	—	(3,855,306)	—	(3,855,306)
Total	$—	$—	$68,516,000	$(3,855,306)	$68,516,000	$(3,855,306)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$48,766,000	$—	$48,766,000	$—
Forward Currency Contracts	—	—	—	348,328	—	348,328
Total	$—	$—	$48,766,000	$348,328	$48,766,000	$348,328
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$4,675,000	$—	$4,675,000	$—
Forward Currency Contracts	—	—	—	(30,251)	—	(30,251)
Total	$—	$—	$4,675,000	$(30,251)	$4,675,000	$(30,251)

^             Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*            Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

** Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2015, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees for the entire period include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.10%, and a base fee and reimbursement of certain expenses. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.03%, and a base fee and reimbursement of certain expenses.

Until March 31, 2015, Citi also acted as transfer agent for the Trust, for which Citi received a base fee, account and service charges and reimbursement of certain expenses. Effective April 1, 2015, SunGard Investor Services LLC acts as the Trust’s transfer agent. For these services, the Trust pays SunGard Investor Services LLC a base fee, account and service charges and reimbursement of certain expenses.

306 :: Notes to Financial Statements :: July 31, 2015

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended July 31, 2015, actual Trustee compensation was $582,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2013 through November 30, 2014		For the Period December 1, 2014 through November 30, 2015
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.78%	2.78%
Large-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.78%	2.78%
UltraChina ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%

July 31, 2015 :: Notes to Financial Statements :: 307

	For the Period December 1, 2013 through November 30, 2014		For the Period December 1, 2014 through November 30, 2015
	Investor Class	Service Class	Investor Class	Service Class
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Health Care UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Utilities UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2015, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/15	Expires 11/30/16	Expires 11/30/17	Expires 11/30/18	Total
Small-Cap ProFund	$13,917	$65,670	$—	$—	$79,587
Large-Cap Value ProFund	9,017	4,594	—	27,185	40,796
Large-Cap Growth ProFund	116	—	25,963	18,791	44,870
Mid-Cap Value ProFund	66,891	29,201	46,458	32,645	175,195
Mid-Cap Growth ProFund	55,749	19,877	49,776	—	125,402
Small-Cap Value ProFund	—	—	81,365	16,442	97,807
Small-Cap Growth ProFund	67,551	29,355	73,337	—	170,243
Europe 30 ProFund	21,374	—	7,528	7,613	36,515
UltraDow 30 ProFund	67,494	31,849	14,352	—	113,695
UltraLatin America ProFund	—	—	—	3,302	3,302
UltraChina ProFund	9,744	—	1,427	—	11,171
UltraJapan ProFund	5,166	—	—	—	5,166
Short Small-Cap ProFund	83,659	95,321	19,389	—	198,369
Short NASDAQ-100 ProFund	24,638	21,590	29,012	32,450	107,690
UltraShort Mid-Cap ProFund	38,404	29,579	32,917	9,332	110,232

308 :: Notes to Financial Statements :: July 31, 2015

	Expires 11/30/15	Expires 11/30/16	Expires 11/30/17	Expires 11/30/18	Total
UltraShort Small-Cap ProFund	$56,215	$23,660	$55,515	$18,377	$153,767
UltraShort Dow 30 ProFund	64,961	55,448	60,167	21,596	202,172
UltraShort NASDAQ-100 ProFund	25,306	19,132	22,350	7,674	74,462
UltraShort International ProFund	1,698	8,129	47,827	—	57,654
UltraShort Emerging Markets ProFund	45,541	16,494	15,045	10,632	87,712
UltraShort Latin America ProFund	37,300	23,124	29,205	8,684	98,313
UltraShort China ProFund	33,842	29,053	27,077	17,890	107,862
UltraShort Japan ProFund	33,829	26,586	33,359	18,204	111,978
Banks UltraSector ProFund	15,691	—	—	—	15,691
Consumer Goods UltraSector ProFund	36,565	25,503	20,664	—	82,732
Financials UltraSector ProFund	18,058	21,684	13,806	—	53,548
Industrials UltraSector ProFund	40,235	—	42,179	—	82,414
Mobile Telecommunications UltraSector ProFund	26,405	16,355	21,365	7,956	72,081
Oil Equipment, Services & Distribution UltraSector ProFund	—	1,174	—	—	1,174
Pharmaceuticals UltraSector ProFund	17,252	4,329	—	—	21,581
Real Estate UltraSector ProFund	8,308	4,351	—	—	12,659
Technology UltraSector ProFund	7,489	17,124	—	—	24,613
Telecommunications UltraSector ProFund	13,809	35,660	35,268	—	84,737
Utilities UltraSector ProFund	22,535	37,539	—	—	60,074
Short Oil & Gas ProFund	25,492	25,367	47,965	—	98,824
Short Precious Metals ProFund	7,910	17,851	—	—	25,761
Short Real Estate ProFund	30,821	26,822	37,934	6,454	102,031
Falling U.S. Dollar ProFund	41,779	13,719	49,146	14,457	119,101

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the year ended July 31, 2015, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Bull ProFund	$47,217,600	$22,129,847	$(315,653)
Mid Cap ProFund	—	1,096,813	137,679
Large Cap Value ProFund	7,353,282	6,570,074	47,456
Large Cap Growth ProFund	5,814,956	8,143,670	(184,377)
Mid Cap Value ProFund	6,809,858	3,510,976	(29,144)
Mid Cap Growth ProFund	7,640,472	9,213,413	(37,425)
Small-Cap Value ProFund	6,197,680	5,570,161	130,742
Small-Cap Growth ProFund	6,552,445	21,935,033	(8,820)
UltraBull ProFund	7,534,972.09	7,035,287	196,418
UltraMid-Cap ProFund	1,096,813	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2015 were as follows:

	Purchases	Sales
Bull ProFund	$102,496,290	$133,629,639
Mid-Cap ProFund	71,450,735	74,206,261
Small-Cap ProFund	14,436,018	10,426,201
NASDAQ-100 ProFund	37,792,514	32,161,667
Large-Cap Value ProFund	124,910,515	147,309,818
Large-Cap Growth ProFund	134,267,860	129,537,238
Mid-Cap Value ProFund	75,990,799	92,110,376
Mid-Cap Growth ProFund	160,041,244	152,331,505
Small-Cap Value ProFund	158,915,525	161,859,501
Small-Cap Growth ProFund	243,229,333	226,152,872
Europe 30 ProFund	64,438,237	83,603,821
UltraBull ProFund	143,016,820	157,239,271

July 31, 2015 :: Notes to Financial Statements :: 309

	Purchases	Sales
UltraMid-Cap ProFund	$13,507,015	$12,305,188
UltraSmall-Cap ProFund	14,615,781	19,238,391
UltraDow 30 ProFund	9,321,385	10,577,794
UltraNASDAQ-100 ProFund	14,109,258	13,675,114
UltraEmerging Markets ProFund	33,147,725	47,874,627
UltraLatin America ProFund	75,197,477	70,584,234
UltraChina ProFund	97,153,394	97,939,515
Banks UltraSector ProFund	48,483,074	12,401,872
Basic Materials UltraSector ProFund	10,654,552	21,116,740
Biotechnology UltraSector ProFund	179,867,752	48,481,962
Consumer Goods UltraSector ProFund	69,348,811	41,672,638
Consumer Services UltraSector ProFund	57,468,551	15,266,029
Financials UltraSector ProFund	60,190,939	31,816,157
Health Care UltraSector ProFund	100,417,706	31,495,962
Industrials UltraSector ProFund	40,069,281	42,831,156
Internet UltraSector ProFund	35,472,781	33,320,634
Mobile Telecommunications UltraSector ProFund	18,125,631	18,851,571
Oil & Gas UltraSector ProFund	14,758,987	26,752,480
Oil Equipment, Services & Distribution UltraSector ProFund	11,180,326	30,995,018
Pharmaceuticals UltraSector ProFund	6,172,298	10,371,816
Precious Metals UltraSector ProFund	20,694,780	18,081,237
Real Estate UltraSector ProFund	28,378,156	35,817,382
Semiconductor UltraSector ProFund	20,170,350	64,609,005
Technology UltraSector ProFund	60,997,086	72,195,290
Telecommunications UltraSector ProFund	44,185,902	47,227,984
Utilities UltraSector ProFund	54,965,865	65,786,819

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2015 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$434,483,528	$442,562,197

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

310 :: Notes to Financial Statements :: July 31, 2015

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These ProFunds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other

July 31, 2015 :: Notes to Financial Statements :: 311

reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument.

Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2014, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2014
Europe 30 ProFund	$173,729	$—	$173,729	$—	$173,729
October 31, 2014
Mid-Cap ProFund	1,857,125	529,659	2,386,784	—	2,386,784
NASDAQ-100 ProFund	1,071,788	891,432	1,963,220	—	1,963,220
Large-Cap Value ProFund	784,424	573,301	1,357,725	—	1,357,725
Large-Cap Growth ProFund	—	708,311	708,311	—	708,311
UltraEmerging Markets ProFund	22,117	—	22,117	—	22,117
UltraLatin America ProFund	14,408	—	14,408	—	14,408
Biotechnology UltraSector ProFund	51,014,202	213,960	51,228,162	—	51,228,162
Consumer Services UltraSector ProFund	1,107,212	—	1,107,212	—	1,107,212
Internet UltraSector ProFund	5,006,647	—	5,006,647	—	5,006,647
Pharmaceuticals UltraSector ProFund	—	287,674	287,674	—	287,674
Real Estate UltraSector ProFund	87,093	—	87,093	—	87,093
Semiconductor UltraSector ProFund	—	—	—	4,375	4,375
Telecommunications UltraSector ProFund	21,394	—	21,394	—	21,394
Utilities UltraSector ProFund	74,609	—	74,609	—	74,609
U.S. Government Plus ProFund	4,009	—	4,009	4,419	8,428

312 :: Notes to Financial Statements :: July 31, 2015

The tax character of dividends paid to shareholders during the applicable tax year ended in 2013, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2013
Europe 30 ProFund	$109,315	$—	$109,315	$—	$109,315
October 31, 2013
NASDAQ-100 ProFund	530,380	366,236	896,616	—	896,616
Large-Cap Value ProFund	500,052	—	500,052	—	500,052
Large-Cap Growth ProFund	78,726	—	78,726	—	78,726
Mid-Cap Value ProFund	30,565	—	30,565	—	30,565
Small-Cap Value ProFund	5,199	—	5,199	—	5,199
UltraEmerging Markets ProFund	21,104	—	21,104	—	21,104
UltraLatin America ProFund	101,066	—	101,066	—	101,066
Internet UltraSector ProFund	—	1,441,597	1,441,597	—	1,441,597
Pharmaceuticals UltraSector ProFund	31,453	—	31,453	—	31,453
Real Estate UltraSector ProFund	55,052	—	55,052	—	55,052
Semiconductor UltraSector ProFund	3,920	—	3,920	3,637	7,557
Telecommunications UltraSector ProFund	52,704	—	52,704	—	52,704
Utilities UltraSector ProFund	141,596	—	141,596	—	141,596

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2014
Bull ProFund	$—	$—	$—	$(18,846,020)	$21,422,019	$2,575,999
Europe 30 ProFund	932,448	—	—	(10,138,818)	(860,523)	(10,066,893)
UltraBull ProFund	—	—	—	(43,993,768)	13,363,607	(30,630,161)
UltraNASDAQ-100 ProFund	—	—	—	(181,272,100)	58,332,017	(122,940,083)
UltraJapan ProFund	—	—	—	(87,126,611)	—	(87,126,611)
Bear ProFund	—	—	—	(96,842,221)	251,357	(96,590,864)
UltraBear ProFund	—	—	—	(236,815,285)	422,574	(236,392,711)
UltraShort NASDAQ-100 ProFund	—	—	—	(167,778,385)	287,605	(167,490,780)
October 31, 2014
Mid-Cap ProFund	292,600	674,694	—	—	3,384,285	4,351,579
Small-Cap ProFund	—	—	—	(28,982,181)	1,509,352	(27,472,829)
NASDAQ-100 ProFund	1,006,470	194,502	—	—	15,689,544	16,890,516
Large-Cap Value ProFund	336,482	351,231	—	—	3,754,032	4,441,745
Large-Cap Growth ProFund	319,835	277,682	—	—	4,723,724	5,321,241
Mid-Cap Value ProFund	—	423,370	—	(71,910)	1,438,625	1,790,085
Mid-Cap Growth ProFund	—	—	—	(12,738,166)	1,992,932	(10,745,234)
Small-Cap Value ProFund	—	—	—	(18,014,386)	2,514,626	(15,499,760)
Small-Cap Growth ProFund	—	1,261,899	—	(142,224)	1,882,057	3,001,732
UltraMid-Cap ProFund	1,876,863	2,393,302	—	(442,050)	14,436,873	18,264,988
UltraSmall-Cap ProFund	—	—	—	(17,048,623)	10,333,453	(6,715,170)
UltraDow 30 ProFund	—	—	—	(10,434,757)	6,212,604	(4,222,153)
UltraInternational ProFund	—	—	—	(28,214,027)	323,890	(27,890,137)
UltraEmerging Markets ProFund	48,073	—	—	(260,881,319)	1,462,602	(259,370,644)
UltraLatin America ProFund	120,932	—	—	(19,913,668)	(874,119)	(20,666,855)
UltraChina ProFund	—	—	—	(4,228,133)	4,269,388	41,255
Short Small-Cap ProFund	—	—	—	(41,612,258)	(312,629)	(41,924,887)
Short NASDAQ-100 ProFund	—	—	—	(24,444,441)	(653,403)	(25,097,844)
UltraShort Mid-Cap ProFund	—	—	—	(24,186,053)	(267,908)	(24,453,961)
UltraShort Small-Cap ProFund	—	—	—	(124,118,092)	(1,673,220)	(125,791,312)
UltraShort Dow 30 ProFund	—	—	—	(24,061,604)	(287,199)	(24,348,803)
UltraShort International ProFund	—	—	—	(66,224,981)	(567,982)	(66,792,963)
UltraShort Emerging Markets ProFund	—	—	—	(103,915,466)	(494,820)	(104,410,286)
UltraShort Latin America ProFund	—	—	—	(19,173,716)	(642,676)	(19,816,392)
UltraShort China ProFund	—	—	—	(10,623,469)	(157,178)	(10,780,647)
UltraShort Japan ProFund	—	—	—	(10,798,686)	(3,311)	(10,801,997)
Banks UltraSector ProFund	—	—	—	(5,099,029)	3,411,963	(1,687,066)
Basic Materials UltraSector ProFund	—	—	—	(39,598,438)	2,737,827	(36,860,611)

July 31, 2015 :: Notes to Financial Statements :: 313

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Biotechnology UltraSector ProFund	$67,624,564	$272,028	$—	$—	$205,119,352	$273,015,944
Consumer Goods UltraSector ProFund	32,073	4,773	—	—	2,102,269	2,139,115
Consumer Services UltraSector ProFund	494,663	29,920	—	—	7,224,647	7,749,230
Financials UltraSector ProFund	—	—	—	(13,567,784)	2,261,393	(11,306,391)
Health Care UltraSector ProFund	1,137,020	151,461	—	—	12,479,484	13,767,965
Industrials UltraSector ProFund	224,254	82,237	—	(97,892)	2,761,729	2,970,328
Internet UltraSector ProFund	—	506,581	—	(160,019)	15,047,617	15,394,179
Mobile Telecommunications UltraSector ProFund	—	—	—	(7,100,598)	643,467	(6,457,131)
Oil & Gas UltraSector ProFund	—	—	—	(4,595,544)	13,672,658	9,077,114
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(26,167,163)	1,824,503	(24,342,660)
Pharmaceuticals UltraSector ProFund	1,274,240	192,718	—	—	4,915,400	6,382,358
Precious Metals UltraSector ProFund	—	—	—	(103,288,906)	(13,989,166)	(117,278,072)
Real Estate UltraSector ProFund	2,342	—	—	(19,731,274)	7,029,132	(12,699,800)
Semiconductor UltraSector ProFund	—	—	—	(5,307,723)	9,208,916	3,901,193
Technology UltraSector ProFund	—	—	—	(3,545,061)	5,263,932	1,718,871
Telecommunications UltraSector ProFund	2,903	—	—	(1,924,596)	579,796	(1,341,897)
Utilities UltraSector ProFund	103,038	—	—	(14,691,792)	3,234,985	(11,353,769)
Short Oil & Gas ProFund	—	—	—	(18,259,354)	(56,880)	(18,316,234)
Short Precious Metals ProFund	—	—	—	(21,786,890)	19,601,755	(2,185,135)
Short Real Estate ProFund	—	—	—	(61,077,599)	(48,272)	(61,125,871)
U.S. Government Plus ProFund	—	—	—	(6,609,455)	233,002	(6,376,453)
Rising Rates Opportunity 10 ProFund	—	—	—	(23,370,940)	(229,635)	(23,600,575)
Rising Rates Opportunity ProFund	—	—	—	(186,391,668)	(1,849,898)	(188,241,566)
Rising U.S. Dollar ProFund	—	—	—	(1,968,341)	—	(1,968,341)
Falling U.S. Dollar ProFund	—	—	—	(2,022,648)	—	(2,022,648)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2014 and December 31, 2014, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2015 and December 31, 2015:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Europe 30 ProFund	$189,290
Bear ProFund	2,382,490
UltraBear ProFund	3,079,139
UltraShort NASDAQ-100 ProFund	2,047,040

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Small-Cap ProFund	$542,578
Mid-Cap Value ProFund	71,910
Mid-Cap Growth ProFund	158,875
Small-Cap Value ProFund	230,817
Small-Cap Growth ProFund	142,224
UltraMid-Cap ProFund	442,050
UltraSmall-Cap ProFund	421,803
UltraDow 30 ProFund	102,035
UltraInternational ProFund	514,168
Short Small-Cap ProFund	165,952
Short NASDAQ-100 ProFund	163,247
UltraShort Mid-Cap ProFund	42,811

314 :: Notes to Financial Statements :: July 31, 2015

Qualified Late Year Ordinary Losses
UltraShort Small-Cap ProFund	$305,403
UltraShort Dow 30 ProFund	83,809
UltraShort International ProFund	73,384
UltraShort Emerging Markets ProFund	166,770
UltraShort Latin America ProFund	59,185
UltraShort China ProFund	30,820
UltraShort Japan ProFund	52,949
Banks UltraSector ProFund	73,277
Basic Materials UltraSector ProFund	125,247
Financials UltraSector ProFund	74,895
Industrials UltraSector ProFund	97,892
Internet UltraSector ProFund	160,019
Mobile Telecommunications UltraSector ProFund	109,186
Oil & Gas UltraSector ProFund	86,445
Oil Equipment, Services & Distribution UltraSector ProFund	104,459
Precious Metals UltraSector ProFund	100,354
Real Estate UltraSector ProFund	69,182
Semiconductor UltraSector ProFund	299,149
Technology UltraSector ProFund	255,334
Short Oil & Gas ProFund	59,556
Short Precious Metals ProFund	227,767
Short Real Estate ProFund	43,093
U.S. Government Plus ProFund	31,153
Rising Rates Opportunity 10 ProFund	439,724
Rising Rates Opportunity ProFund	1,341,692
Rising U.S. Dollar ProFund	635,852
Falling U.S. Dollar ProFund	93,498

As of the end of their respective tax years ended October 31, 2014 and December 31, 2014, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$18,846,020	$—	$—	$18,846,020
Europe 30 ProFund	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	22,313,648	21,680,120	—	—	43,993,768
UltraNASDAQ-100 ProFund	—	181,272,100	—	—	—	181,272,100
UltraJapan ProFund	19,441,046	58,133,440	—	4,395,355	—	81,969,841
Bear ProFund	—	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	28,548,861	—	95,770,801	45,770,369	—	170,090,031
UltraShort NASDAQ-100 ProFund	54,052,522	—	56,065,314	24,229,670	—	134,347,506
October 31 tax year end ProFunds
Small-Cap ProFund	—	3,928,075	18,202,318	—	—	22,130,393
Mid-Cap Growth ProFund	—	11,744,948	834,343	—	—	12,579,291
Small-Cap Value ProFund	—	—	17,783,569	—	—	17,783,569
UltraSmall-Cap ProFund	—	7,986,893	8,639,927	—	—	16,626,820
UltraDow 30 ProFund	—	7,898,958	2,433,764	—	—	10,332,722
UltraInternational ProFund	—	19,465,562	—	2,004,577	1,385,931	22,856,070
UltraEmerging Markets ProFund	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	4,228,133	4,228,133
Short Small-Cap ProFund	4,131,511	—	14,298,494	15,009,115	1,034,222	34,473,342
Short NASDAQ-100 ProFund	4,938,350	—	3,058,900	6,257,362	3,277,560	17,532,172
UltraShort Mid-Cap ProFund	3,559,632	—	12,184,360	3,530,168	1,209,276	20,483,436
UltraShort Small-Cap ProFund	49,600,274	—	19,004,455	22,897,260	8,705,776	100,207,765
UltraShort Dow 30 ProFund	—	—	6,222,658	3,456,513	2,986,357	12,665,528

July 31, 2015 :: Notes to Financial Statements :: 315

	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
UltraShort International ProFund	$13,157,329	$—	$32,455,983	$6,213,490	$5,098,053	$56,924,855
UltraShort Emerging Markets ProFund	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	12,793,246	5,432,825	888,460	19,114,531
UltraShort China ProFund	—	—	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	—	2,930,774	2,094,978	5,025,752
Basic Materials UltraSector ProFund	—	29,546,370	5,602,519	2,208,186	2,116,116	39,473,191
Financials UltraSector ProFund	—	6,705,000	3,105,413	2,990,547	691,929	13,492,889
Mobile Telecommunications UltraSector ProFund	—	1,217,882	2,674,292	2,009,584	1,089,654	6,991,412
Oil & Gas UltraSector ProFund	—	3,961,782	547,317	—	—	4,509,099
Oil Equipment, Services & Distribution UltraSector ProFund	—	18,007,714	—	2,172,937	5,736,807	25,917,458
Precious Metals UltraSector ProFund	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	55,044	14,262,294	2,790,520	—	2,554,234	19,662,092
Semiconductor UltraSector ProFund	33,063	4,305,713	—	669,798	—	5,008,574
Technology UltraSector ProFund	—	2,913,279	—	369,053	7,395	3,289,727
Telecommunications UltraSector ProFund	—	533,700	910,951	—	101,815	1,546,466
Utilities UltraSector ProFund	—	12,169,389	1,707,442	—	814,961	14,691,792
Short Oil & Gas ProFund	4,979,541	—	3,502,898	7,992,827	714,439	17,189,705
Short Precious Metals ProFund	2,229,646	—	11,647,689	4,821,283	854,572	19,553,190
Short Real Estate ProFund	—	—	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	1,554,100	1,694,854	1,558,615	11,518,808	4,908,249	21,234,626
Rising Rates Opportunity ProFund	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	154,626,860
Rising U.S. Dollar ProFund	—	—	—	—	1,332,489	1,332,489
Falling U.S. Dollar ProFund	—	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$819,628	$285,111	$1,104,739
UltraJapan ProFund	5,156,770	—	5,156,770
Bear ProFund	33,937,314	3,562,786	37,500,100
UltraBear ProFund	59,963,906	3,682,209	63,646,115
UltraShort NASDAQ-100 ProFund	29,992,577	1,391,262	31,383,839
October 31 tax year end ProFunds
Small-Cap ProFund	6,309,210	—	6,309,210
UltraInternational ProFund	4,843,789	—	4,843,789
UltraEmerging Markets ProFund	7,401,149	3,833,299	11,234,448
UltraLatin America ProFund	6,277,682	1,163,234	7,440,916
Short Small-Cap ProFund	6,384,890	588,074	6,972,964
Short NASDAQ-100 ProFund	6,032,273	716,749	6,749,022
UltraShort Mid-Cap ProFund	3,469,743	190,063	3,659,806
UltraShort Small-Cap ProFund	22,465,682	1,139,242	23,604,924
UltraShort Dow 30 ProFund	10,818,969	493,298	11,312,267
UltraShort International ProFund	9,226,742	—	9,226,742
UltraShort Emerging Markets ProFund	5,837,076	—	5,837,076
UltraShort China ProFund	2,764,609	—	2,764,609
UltraShort Japan ProFund	3,414,769	3,019,993	6,434,762
Oil Equipment, Services & Distribution UltraSector ProFund	145,246	—	145,246
Precious Metals UltraSector ProFund	42,135,933	1,442,534	43,578,467
Telecommunications UltraSector ProFund	378,130	—	378,130
Short Oil & Gas ProFund	1,010,093	—	1,010,093
Short Precious Metals ProFund	2,005,933	—	2,005,933
Short Real Estate ProFund	2,604,474	—	2,604,474
U.S. Government Plus ProFund	6,573,239	5,063	6,578,302

316 :: Notes to Financial Statements :: July 31, 2015

	Short-Term Amount	Long-Term Amount	Total
Rising Rates Opportunity 10 ProFund	$1,696,590	$—	$1,696,590
Rising Rates Opportunity ProFund	30,423,116	—	30,423,116
Falling U.S. Dollar ProFund	490,140	735,210	1,225,350

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

At July 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$56,040,333	$21,285,458	$(3,279,432)	$18,006,026
Mid-Cap ProFund	28,211,431	4,724,991	(955,708)	3,769,283
Small-Cap ProFund	27,549,632	2,216,900	(843,919)	1,372,981
NASDAQ-100 ProFund	73,413,413	17,773,857	(952,647)	16,821,210
Large-Cap Value ProFund	8,399,364	3,024,048	(1,184,542)	1,839,506
Large-Cap Growth ProFund	18,631,649	6,257,528	(937,301)	5,320,227
Mid-Cap Value ProFund	5,816,274	1,936,826	(1,161,013)	775,813
Mid-Cap Growth ProFund	17,231,664	4,206,633	(1,979,687)	2,226,946
Small-Cap Value ProFund	4,914,005	1,725,566	(1,144,116)	581,450
Small-Cap Growth ProFund	26,368,368	5,020,856	(3,273,517)	1,747,339
Europe 30 ProFund	5,543,674	1,232,226	(1,480,128)	(247,902)
UltraBull ProFund	72,820,878	25,678,956	(10,265,688)	15,413,268
UltraMid-Cap ProFund	64,327,652	16,141,955	(3,918,642)	12,223,313
UltraSmall-Cap ProFund	39,711,048	7,956,625	(3,385,116)	4,571,509
UltraDow 30 ProFund	13,416,116	5,948,061	(940,966)	5,007,095
UltraNASDAQ-100 ProFund	181,730,692	99,061,076	(26,677,559)	72,383,517
UltraInternational ProFund	9,756,000	—	—	—
UltraEmerging Markets ProFund	10,584,519	2,462,165	(3,162,167)	(700,002)
UltraLatin America ProFund	17,600,469	1,639,620	(6,303,426)	(4,663,806)
UltraChina ProFund	18,971,489	4,216,543	(2,579,971)	1,636,572
UltraJapan ProFund	53,289,000	—	—	—
Bear ProFund	40,623,000	—	—	—
Short Small-Cap ProFund	13,857,000	—	—	—
Short NASDAQ-100 ProFund	3,489,000	—	—	—
UltraBear ProFund	13,006,000	—	—	—
UltraShort Mid-Cap ProFund	2,244,000	—	—	—
UltraShort Small-Cap ProFund	8,425,000	—	—	—
UltraShort Dow 30 ProFund	3,857,000	—	—	—
UltraShort NASDAQ-100 ProFund	7,307,000	—	—	—
UltraShort International ProFund	6,580,000	—	—	—
UltraShort Emerging Markets ProFund	8,611,000	—	—	—
UltraShort Latin America ProFund	7,160,000	—	—	—
UltraShort China ProFund	4,490,000	—	—	—
UltraShort Japan ProFund	977,000	—	—	—
Banks UltraSector ProFund	60,131,545	6,016,005	(3,561,354)	2,454,651
Basic Materials UltraSector ProFund	11,322,651	2,971,770	(2,083,972)	887,798
Biotechnology UltraSector ProFund	642,576,447	237,642,035	(4,564,194)	233,077,841
Consumer Goods UltraSector ProFund	56,218,776	2,532,572	(426,752)	2,105,820
Consumer Services UltraSector ProFund	89,417,466	14,999,033	(1,506,710)	13,492,323
Financials UltraSector ProFund	61,463,271	5,654,177	(3,215,518)	2,438,659
Health Care UltraSector ProFund	150,007,607	19,763,870	(1,864,501)	17,899,369
Industrials UltraSector ProFund	6,367,747	1,890,363	(113,904)	1,776,459
Internet UltraSector ProFund	66,476,917	22,178,197	(3,624,550)	18,553,647
Mobile Telecommunications UltraSector ProFund	2,976,073	1,328,352	(258,124)	1,070,228
Oil & Gas UltraSector ProFund	22,522,320	10,273,454	(2,538,187)	7,735,267
Oil Equipment, Services & Distribution UltraSector ProFund	7,614,961	2,134,210	(1,959,654)	174,556
Pharmaceuticals UltraSector ProFund	21,335,885	5,487,056	(529,423)	4,957,633
Precious Metals UltraSector ProFund	29,665,255	—	(12,919,457)	(12,919,457)
Real Estate UltraSector ProFund	19,887,622	8,017,805	(1,740,276)	6,277,529
Semiconductor UltraSector ProFund	14,507,253	2,334,284	(762,815)	1,571,469

July 31, 2015 :: Notes to Financial Statements :: 317

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Technology UltraSector ProFund	$8,425,199	$4,490,190	$(534,101)	$3,956,089
Telecommunications UltraSector ProFund	1,866,140	546,695	(198,239)	348,456
Utilities UltraSector ProFund	8,261,697	2,675,522	(542,323)	2,133,199
Short Oil & Gas ProFund	2,654,000	—	—	—
Short Precious Metals ProFund	23,701,000	—	—	—
Short Real Estate ProFund	5,565,000	—	—	—
U.S. Government Plus ProFund	55,891,664	168,580	—	168,580
Rising Rates Opportunity 10 ProFund	23,374,000	—	—	—
Rising Rates Opportunity ProFund	68,516,000	—	—	—
Rising U.S. Dollar ProFund	48,766,000	—	—	—
Falling U.S. Dollar ProFund	4,675,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $248,321, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $725,518 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2015.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

318 :: Notes to Financial Statements :: July 31, 2015

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

Report of Independent Registered Public Accounting Firm :: 319

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
September 25, 2015

320 :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (125)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (125)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProFunds (112); Access One Trust (3); ProShares (125)

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Co-Founder and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (125)

*                 The “Fund Complex” consists of all operational registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of the ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Trustees and Executive Officers (unaudited) :: 321

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Timothy N. Coakley 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/67	Secretary	Indefinite; July 2015 to present	Chief Financial Officer of the Advisor (January 2000 to present); ProShare Advisors LLC (October 2005 to present); and ProShare Capital Management LLC (January 2000 to present).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

This Page Intentionally Left Blank

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/15

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2014 $612,000
2015 $628,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)	Audit-Related Fees:

2014 $6,000
2015 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)	Tax Fees:

2014 $275,000
2015 $285,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations.

(d)	All Other Fees:

2014 $0
2015 $0

(e)(1)      The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2014 $281,000
2015 $291,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (54.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,300	$196,742
Abbott Laboratories (Pharmaceuticals)	3,050	154,605
AbbVie, Inc. (Pharmaceuticals)	3,525	246,784
Accenture PLC - Class A (Computers)	1,275	131,465
ACE, Ltd. (Insurance)	675	73,420
Adobe Systems, Inc.* (Software)	975	79,940
Advance Auto Parts, Inc. (Retail)	150	26,132
Aetna, Inc. (Healthcare - Services)	725	81,903
Affiliated Managers Group, Inc.* (Diversified Financial Services)	100	20,790
Aflac, Inc. (Insurance)	900	57,645
Agilent Technologies, Inc. (Electronics)	675	27,641
AGL Resources, Inc. (Gas)	250	12,020
Air Products & Chemicals, Inc. (Chemicals)	400	57,004
Airgas, Inc. (Chemicals)	150	15,303
Akamai Technologies, Inc.* (Software)	375	28,766
Alcoa, Inc. (Mining)	2,500	24,675
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	88,848
Allegion PLC (Electronics)	200	12,644
Allergan PLC* (Pharmaceuticals)	800	264,919
Alliance Data Systems Corp.* (Diversified Financial Services)	125	34,380
Altera Corp. (Semiconductors)	625	31,038
Altria Group, Inc. (Agriculture)	4,025	218,879
Amazon.com, Inc.* (Internet)	775	415,516
Ameren Corp. (Electric)	500	20,540
American Airlines Group, Inc. (Airlines)	1,425	57,143
American Electric Power Co., Inc. (Electric)	1,000	56,569
American Express Co. (Diversified Financial Services)	1,800	136,907
American International Group, Inc. (Insurance)	2,725	174,726
American Tower Corp. (REIT)	875	83,220
Ameriprise Financial, Inc. (Diversified Financial Services)	375	47,126
AmerisourceBergen Corp. (Pharmaceuticals)	425	44,944
AMETEK, Inc. (Electrical Components & Equipment)	500	26,525
Amgen, Inc. (Biotechnology)	1,550	273,715
Amphenol Corp. - Class A (Electronics)	625	35,256
Anadarko Petroleum Corp. (Oil & Gas)	1,050	78,068
Analog Devices, Inc. (Semiconductors)	650	37,915
Anthem, Inc. (Healthcare - Services)	550	84,849
Aon PLC (Insurance)	575	57,943
Apache Corp. (Oil & Gas)	775	35,542
Apartment Investment & Management Co. - Class A (REIT)	325	12,701
Apple, Inc. (Computers)	11,800	1,431,339
Applied Materials, Inc. (Semiconductors)	2,525	43,834
Archer-Daniels-Midland Co. (Agriculture)	1,275	60,461
Assurant, Inc. (Insurance)	150	11,190
AT&T, Inc. (Telecommunications)	12,551	436,012
Autodesk, Inc.* (Software)	475	24,026
Automatic Data Processing, Inc. (Commercial Services)	975	77,776
AutoNation, Inc.* (Retail)	150	9,351
AutoZone, Inc.* (Retail)	75	52,571
Avago Technologies, Ltd. (Semiconductors)	525	65,699
AvalonBay Communities, Inc. (REIT)	275	47,394
Avery Dennison Corp. (Household Products/Wares)	175	10,649
Baker Hughes, Inc. (Oil & Gas Services)	900	52,335
Ball Corp. (Packaging & Containers)	275	18,656
Bank of America Corp. (Banks)	21,525	384,866
Baxalta, Inc.* (Pharmaceuticals)	1,125	36,934
Baxter International, Inc. (Healthcare - Products)	1,125	45,090
BB&T Corp. (Banks)	1,500	60,405
Becton, Dickinson & Co. (Healthcare - Products)	425	64,663
Bed Bath & Beyond, Inc.* (Retail)	350	22,831
Berkshire Hathaway, Inc.* - Class B (Insurance)	3,750	535,274
Best Buy Co., Inc. (Retail)	600	19,374
Biogen, Inc.* (Biotechnology)	475	151,421
BlackRock, Inc. (Diversified Financial Services)	250	84,080
BorgWarner, Inc. (Auto Parts & Equipment)	475	23,612
Boston Properties, Inc. (REIT)	325	40,066
Boston Scientific Corp.* (Healthcare - Products)	2,750	47,685
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,425	224,817
Broadcom Corp. - Class A (Semiconductors)	1,125	56,936
Brown-Forman Corp. - Class B (Beverages)	325	35,233
C.H. Robinson Worldwide, Inc. (Transportation)	300	21,045
C.R. Bard, Inc. (Healthcare - Products)	150	29,498
CA, Inc. (Software)	650	18,938
Cablevision Systems Corp. - Class A (Media)	450	12,699
Cabot Oil & Gas Corp. (Oil & Gas)	850	22,236
Cameron International Corp.* (Oil & Gas Services)	400	20,184
Campbell Soup Co. (Food)	375	18,491
Capital One Financial Corp. (Banks)	1,125	91,463
Cardinal Health, Inc. (Pharmaceuticals)	675	57,362
CarMax, Inc.* (Retail)	425	27,417
Carnival Corp. - Class A (Leisure Time)	925	49,292
Caterpillar, Inc. (Machinery - Construction & Mining)	1,225	96,322
CBRE Group, Inc.* - Class A (Real Estate)	575	21,833
CBS Corp. - Class B (Media)	925	49,460
Celgene Corp.* (Biotechnology)	1,625	213,281
CenterPoint Energy, Inc. (Gas)	875	16,923
CenturyLink, Inc. (Telecommunications)	1,150	32,890

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares		Value
Cerner Corp.* (Software)	625		$44,825
CF Industries Holdings, Inc. (Chemicals)	475		28,120
Chesapeake Energy Corp. (Oil & Gas)	1,050		9,093
Chevron Corp. (Oil & Gas)	3,850		340,647
Chipotle Mexican Grill, Inc.* (Retail)	75		55,667
Cigna Corp. (Healthcare - Services)	525		75,632
Cimarex Energy Co. (Oil & Gas)	200		20,824
Cincinnati Financial Corp. (Insurance)	300		16,563
Cintas Corp. (Commercial Services)	200		17,100
Cisco Systems, Inc. (Telecommunications)	10,425		296,278
Citigroup, Inc. (Banks)	6,225		363,913
Citrix Systems, Inc.* (Software)	325		24,573
CME Group, Inc. (Diversified Financial Services)	650		62,426
CMS Energy Corp. (Electric)	575		19,700
Coach, Inc. (Retail)	575		17,940
Coca-Cola Enterprises, Inc. (Beverages)	450		22,986
Cognizant Technology Solutions Corp.* (Computers)	1,250		78,875
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,750		119,035
Columbia Pipeline Group, Inc. (Pipelines)	650		18,967
Comcast Corp. - Class A (Media)	5,150		321,411
Comerica, Inc. (Banks)	375		17,786
Computer Sciences Corp. (Computers)	275		17,993
ConAgra Foods, Inc. (Food)	875		38,553
ConocoPhillips (Oil & Gas)	2,525		127,108
CONSOL Energy, Inc. (Coal)	475		7,847
Consolidated Edison, Inc. (Electric)	600		38,154
Constellation Brands, Inc. (Beverages)	350		42,007
Corning, Inc. (Electronics)	2,575		48,102
Costco Wholesale Corp. (Retail)	900		130,770
Crown Castle International Corp. (REIT)	700		57,337
CSX Corp. (Transportation)	2,025		63,342
Cummins, Inc. (Machinery-Diversified)	350		45,336
CVS Health Corp. (Retail)	2,325		261,492
D.R. Horton, Inc. (Home Builders)	675		20,041
Danaher Corp. (Healthcare - Products)	1,250		114,450
Darden Restaurants, Inc. (Retail)	250		18,440
DaVita HealthCare Partners, Inc.* (Healthcare - Services)	350		27,661
Deere & Co. (Machinery-Diversified)	675		63,834
Delphi Automotive PLC (Auto Parts & Equipment)	600		46,848
Delta Air Lines, Inc. (Airlines)	1,675		74,270
DENTSPLY International, Inc. (Healthcare - Products)	275		15,650
Devon Energy Corp. (Oil & Gas)	800		39,536
Diamond Offshore Drilling, Inc. (Oil & Gas)	150		3,293
Discover Financial Services (Diversified Financial Services)	900		50,229
Discovery Communications, Inc.* - Class A (Media)	300		9,906
Discovery Communications, Inc.* - Class C (Media)	525		15,908
Dollar General Corp. (Retail)	600		48,222
Dollar Tree, Inc.* (Retail)	450		35,114
Dominion Resources, Inc. (Electric)	1,225		87,832
Dover Corp. (Miscellaneous Manufacturing)	325		20,823
Dr. Pepper Snapple Group, Inc. (Beverages)	400		32,088
DTE Energy Co. (Electric)	375		30,173
Duke Energy Corp. (Electric)	1,425		105,764
E*TRADE Financial Corp.* (Diversified Financial Services)	600		17,052
E.I. du Pont de Nemours & Co. (Chemicals)	1,850		103,155
Eastman Chemical Co. (Chemicals)	300		23,520
Eaton Corp. PLC (Miscellaneous Manufacturing)	950		57,551
eBay, Inc.* (Internet)	2,275		63,973
Ecolab, Inc. (Chemicals)	550		63,696
Edison International (Electric)	675		40,507
Edwards Lifesciences Corp.* (Healthcare - Products)	225		34,236
Electronic Arts, Inc.* (Software)	625		44,719
Eli Lilly & Co. (Pharmaceuticals)	2,000		169,020
EMC Corp. (Computers)	3,975		106,888
Emerson Electric Co. (Electrical Components & Equipment)	1,375		71,156
Endo International PLC* (Pharmaceuticals)	425		37,205
Ensco PLCADR - Class A (Oil & Gas)	475		7,876
Entergy Corp. (Electric)	375		26,633
EOG Resources, Inc. (Oil & Gas)	1,125		86,838
EQT Corp. (Oil & Gas)	300		23,055
Equifax, Inc. (Commercial Services)	250		25,532
Equinix, Inc. (REIT)	125		34,864
Equity Residential (REIT)	750		56,108
Essex Property Trust, Inc. (REIT)	125		28,114
Eversource Energy (Electric)	650		32,318
Exelon Corp. (Electric)	1,775		56,959
Expedia, Inc. (Internet)	200		24,288
Expeditors International of Washington, Inc. (Transportation)	400		18,748
Express Scripts Holding Co.* (Pharmaceuticals)	1,500		135,105
Exxon Mobil Corp. (Oil & Gas)	8,575		679,225
F5 Networks, Inc.* (Internet)	150		20,121
Facebook, Inc.* - Class A (Internet)	4,325		406,592
Fastenal Co. (Distribution/Wholesale)	550		23,023
FedEx Corp. (Transportation)	550		94,281
Fidelity National Information Services, Inc. (Software)	575		37,622
Fifth Third Bancorp (Banks)	1,650		34,766
First Horizon National Corp. (Banks)	—	†	6
First Solar, Inc.* (Energy-Alternate Sources)	150		6,645
FirstEnergy Corp. (Electric)	875		29,715
Fiserv, Inc.* (Software)	475		41,259
FLIR Systems, Inc. (Electronics)	275		8,467
Flowserve Corp. (Machinery-Diversified)	275		12,922

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Fluor Corp. (Engineering & Construction)	300	$14,025
FMC Corp. (Chemicals)	275	13,349
FMC Technologies, Inc.* (Oil & Gas Services)	475	15,561
Ford Motor Co. (Auto Manufacturers)	8,150	120,865
Fossil Group, Inc.* (Distribution/Wholesale)	100	6,875
Franklin Resources, Inc. (Diversified Financial Services)	800	36,440
Freeport-McMoRan, Inc. (Mining)	2,125	24,969
Frontier Communications Corp. (Telecommunications)	2,375	11,210
GameStop Corp. - Class A (Retail)	225	10,316
Garmin, Ltd. (Electronics)	250	10,478
General Dynamics Corp. (Aerospace/Defense)	650	96,922
General Electric Co. (Miscellaneous Manufacturing)	20,650	538,964
General Growth Properties, Inc. (REIT)	1,300	35,282
General Mills, Inc. (Food)	1,225	71,307
General Motors Co. (Auto Manufacturers)	2,775	87,440
Genuine Parts Co. (Distribution/Wholesale)	300	26,685
Genworth Financial, Inc.* - Class A (Insurance)	1,025	7,185
Gilead Sciences, Inc. (Biotechnology)	3,025	356,526
Google, Inc.* - Class A (Internet)	575	378,062
Google, Inc.* - Class C (Internet)	600	375,366
H & R Block, Inc. (Commercial Services)	575	19,142
Halliburton Co. (Oil & Gas Services)	1,750	73,133
Hanesbrands, Inc. (Apparel)	825	25,600
Harley-Davidson, Inc. (Leisure Time)	425	24,778
Harman International Industries, Inc. (Home Furnishings)	150	16,149
Harris Corp. (Aerospace/Defense)	250	20,735
Hartford Financial Services Group, Inc. (Insurance)	850	40,418
Hasbro, Inc. (Toys/Games/Hobbies)	225	17,717
HCA Holdings, Inc.* (Healthcare - Services)	600	55,806
HCP, Inc. (REIT)	950	36,708
Health Care REIT, Inc. (REIT)	725	50,293
Helmerich & Payne, Inc. (Oil & Gas)	225	12,992
Henry Schein, Inc.* (Healthcare - Products)	175	25,897
Hess Corp. (Oil & Gas)	500	29,505
Hewlett-Packard Co. (Computers)	3,700	112,924
Honeywell International, Inc. (Electronics)	1,600	168,080
Hormel Foods Corp. (Food)	275	16,283
Hospira, Inc.* (Pharmaceuticals)	350	31,308
Host Hotels & Resorts, Inc. (REIT)	1,550	30,039
Hudson City Bancorp, Inc. (Savings & Loans)	1,000	10,310
Humana, Inc. (Healthcare - Services)	300	54,627
Huntington Bancshares, Inc. (Banks)	1,650	19,256
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	700	62,629
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	550	33,770
Intel Corp. (Semiconductors)	9,725	281,538
Intercontinental Exchange, Inc. (Diversified Financial Services)	225	51,309
International Business Machines Corp. (Computers)	1,875	303,731
International Flavors & Fragrances, Inc. (Chemicals)	175	20,228
International Paper Co. (Forest Products & Paper)	875	41,886
Intuit, Inc. (Software)	575	60,818
Intuitive Surgical, Inc.* (Healthcare - Products)	75	39,988
Invesco, Ltd. (Diversified Financial Services)	875	33,775
Iron Mountain, Inc. (REIT)	375	11,269
J.B. Hunt Transport Services, Inc. (Transportation)	200	16,824
Jacobs Engineering Group, Inc.* (Engineering & Construction)	250	10,530
Johnson & Johnson (Pharmaceuticals)	5,675	568,691
Johnson Controls, Inc. (Auto Parts & Equipment)	1,350	61,506
Joy Global, Inc. (Machinery - Construction & Mining)	200	5,282
JPMorgan Chase & Co. (Banks)	7,600	520,827
Juniper Networks, Inc. (Telecommunications)	725	20,605
Kansas City Southern (Transportation)	225	22,318
Kellogg Co. (Food)	525	34,739
Keurig Green Mountain, Inc. (Beverages)	225	16,884
KeyCorp (Banks)	1,750	25,970
Kimberly-Clark Corp. (Household Products/Wares)	750	86,227
Kimco Realty Corp. (REIT)	850	21,004
Kinder Morgan, Inc. (Pipelines)	3,550	122,972
KLA-Tencor Corp. (Semiconductors)	325	17,241
Kohl’s Corp. (Retail)	400	24,528
L Brands, Inc. (Retail)	500	40,360
L-3 Communications Holdings, Inc. (Aerospace/Defense)	175	20,206
Laboratory Corp. of America Holdings* (Healthcare - Services)	200	25,458
Lam Research Corp. (Semiconductors)	325	24,983
Legg Mason, Inc. (Diversified Financial Services)	200	9,868
Leggett & Platt, Inc. (Home Furnishings)	275	13,148
Lennar Corp. - Class A (Home Builders)	375	19,890
Leucadia National Corp. (Holding Companies - Diversified)	650	15,288
Level 3 Communications, Inc.* (Telecommunications)	600	30,300
Lincoln National Corp. (Insurance)	525	29,568
Linear Technology Corp. (Semiconductors)	500	20,500
Lockheed Martin Corp. (Aerospace/Defense)	550	113,905
Loews Corp. (Insurance)	600	22,866
Lowe’s Cos., Inc. (Retail)	1,900	131,783

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
LyondellBasell Industries N.V. - Class A (Chemicals)	800	$75,064
M&T Bank Corp. (Banks)	275	36,066
Macy’s, Inc. (Retail)	700	48,342
Mallinckrodt PLC* (Pharmaceuticals)	250	30,990
Marathon Oil Corp. (Oil & Gas)	1,375	28,889
Marathon Petroleum Corp. (Oil & Gas)	1,125	61,504
Marriott International, Inc. - Class A (Lodging)	426	30,904
Marsh & McLennan Cos., Inc. (Insurance)	1,100	63,734
Martin Marietta Materials, Inc. (Building Materials)	125	19,603
Masco Corp. (Building Materials)	725	19,133
MasterCard, Inc. - Class A (Commercial Services)	1,975	192,364
Mattel, Inc. (Toys/Games/Hobbies)	700	16,247
McCormick & Co., Inc. (Food)	250	20,503
McDonald’s Corp. (Retail)	1,975	197,223
McGraw Hill Financial, Inc. (Commercial Services)	550	55,962
McKesson Corp. (Pharmaceuticals)	475	104,771
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	425	37,566
Medtronic PLC (Healthcare - Products)	2,925	229,291
Merck & Co., Inc. (Pharmaceuticals)	5,800	341,967
MetLife, Inc. (Insurance)	2,275	126,808
Michael Kors Holdings, Ltd.* (Apparel)	400	16,796
Microchip Technology, Inc. (Semiconductors)	425	18,207
Micron Technology, Inc.* (Semiconductors)	2,200	40,722
Microsoft Corp. (Software)	16,575	774,052
Mohawk Industries, Inc.* (Textiles)	125	25,199
Molson Coors Brewing Co. - Class B (Beverages)	325	23,121
Mondelez International, Inc. - Class A (Food)	3,325	150,057
Monsanto Co. (Chemicals)	975	99,343
Monster Beverage Corp.* (Beverages)	300	46,065
Moody’s Corp. (Commercial Services)	375	41,411
Morgan Stanley (Banks)	3,150	122,346
Motorola Solutions, Inc. (Telecommunications)	375	22,560
Murphy Oil Corp. (Oil & Gas)	350	11,477
Mylan N.V.* (Pharmaceuticals)	850	47,592
National Oilwell Varco, Inc. (Oil & Gas Services)	800	33,704
Navient Corp. (Diversified Financial Services)	800	12,560
NetApp, Inc. (Computers)	650	20,248
Netflix, Inc.* (Internet)	875	100,021
Newell Rubbermaid, Inc. (Housewares)	550	23,804
Newfield Exploration Co.* (Oil & Gas)	325	10,657
Newmont Mining Corp. (Mining)	1,075	18,458
News Corp.* - Class A (Media)	1,025	15,098
NextEra Energy, Inc. (Electric)	900	94,680
Nielsen N.V. (Media)	750	36,345
NIKE, Inc. - Class B (Apparel)	1,425	164,188
NiSource, Inc. (Gas)	650	11,349
Noble Energy, Inc. (Oil & Gas)	800	28,184
Nordstrom, Inc. (Retail)	300	22,893
Norfolk Southern Corp. (Transportation)	625	52,706
Northern Trust Corp. (Banks)	450	34,421
Northrop Grumman Corp. (Aerospace/Defense)	400	69,204
NRG Energy, Inc. (Electric)	675	15,154
Nucor Corp. (Iron/Steel)	650	28,691
NVIDIA Corp. (Semiconductors)	1,050	20,948
Occidental Petroleum Corp. (Oil & Gas)	1,575	110,564
Omnicom Group, Inc. (Advertising)	500	36,540
ONEOK, Inc. (Pipelines)	425	16,061
Oracle Corp. (Software)	6,525	260,608
O’Reilly Automotive, Inc.* (Retail)	200	48,062
Owens-Illinois, Inc.* (Packaging & Containers)	325	6,939
PACCAR, Inc. (Auto Manufacturers)	725	47,009
Pall Corp. (Miscellaneous Manufacturing)	225	28,451
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	275	31,006
Patterson Cos., Inc. (Healthcare - Products)	175	8,778
Paychex, Inc. (Software)	675	31,320
PayPal Holdings, Inc.* (Commercial Services)	2,275	88,042
Pentair PLC (Miscellaneous Manufacturing)	375	22,804
People’s United Financial, Inc. (Savings & Loans)	625	10,169
Pepco Holdings, Inc. (Electric)	525	14,007
PepsiCo, Inc. (Beverages)	3,025	291,459
PerkinElmer, Inc. (Electronics)	225	11,907
Perrigo Co. PLC (Pharmaceuticals)	300	57,659
Pfizer, Inc. (Pharmaceuticals)	12,625	455,257
PG&E Corp. (Electric)	975	51,197
Philip Morris International, Inc. (Agriculture)	3,175	271,557
Phillips 66 (Oil & Gas)	1,100	87,449
Pinnacle West Capital Corp. (Electric)	225	13,885
Pioneer Natural Resources Co. (Oil & Gas)	300	38,031
Pitney Bowes, Inc. (Office/Business Equipment)	425	8,891
Plum Creek Timber Co., Inc. (REIT)	350	14,350
PNC Financial Services Group, Inc. (Banks)	1,050	103,089
PPG Industries, Inc. (Chemicals)	550	59,609
PPL Corp. (Electric)	1,375	43,739
Praxair, Inc. (Chemicals)	600	68,484
Precision Castparts Corp. (Metal Fabricate/Hardware)	275	53,603
Principal Financial Group, Inc. (Insurance)	550	30,531
Prologis, Inc. (REIT)	1,075	43,656
Prudential Financial, Inc. (Insurance)	925	81,733

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Public Service Enterprise Group, Inc. (Electric)	1,025	$42,712
Public Storage (REIT)	300	61,553
PulteGroup, Inc. (Home Builders)	675	13,986
PVH Corp. (Retail)	175	20,307
Qorvo, Inc.* (Semiconductors)	300	17,385
QUALCOMM, Inc. (Semiconductors)	3,350	215,706
Quanta Services, Inc.* (Commercial Services)	425	11,739
Quest Diagnostics, Inc. (Healthcare - Services)	300	22,143
Ralph Lauren Corp. (Apparel)	125	15,736
Range Resources Corp. (Oil & Gas)	350	13,769
Raytheon Co. (Aerospace/Defense)	625	68,181
Realty Income Corp. (REIT)	475	22,938
Red Hat, Inc.* (Software)	375	29,655
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	83,049
Regions Financial Corp. (Banks)	2,750	28,573
Republic Services, Inc. (Environmental Control)	500	21,265
Reynolds American, Inc. (Agriculture)	850	72,922
Robert Half International, Inc. (Commercial Services)	275	15,133
Rockwell Automation, Inc. (Machinery-Diversified)	275	32,115
Rockwell Collins, Inc. (Aerospace/Defense)	275	23,271
Roper Technologies, Inc. (Machinery-Diversified)	200	33,454
Ross Stores, Inc. (Retail)	850	45,186
Royal Caribbean Cruises, Ltd. (Leisure Time)	350	31,448
Ryder System, Inc. (Transportation)	100	9,052
salesforce.com, Inc.* (Software)	1,250	91,624
SanDisk Corp. (Computers)	425	25,623
SCANA Corp. (Electric)	300	16,440
Schlumberger, Ltd. (Oil & Gas Services)	2,600	215,332
Scripps Networks Interactive, Inc. - Class A (Media)	200	12,516
Seagate Technology PLC (Computers)	650	32,890
Sealed Air Corp. (Packaging & Containers)	425	22,597
Sempra Energy (Gas)	475	48,345
Sigma-Aldrich Corp. (Chemicals)	250	34,903
Signet Jewelers, Ltd. (Retail)	175	21,214
Simon Property Group, Inc. (REIT)	650	121,692
Skyworks Solutions, Inc. (Semiconductors)	400	38,268
SL Green Realty Corp. (REIT)	200	23,028
Snap-on, Inc. (Hand/Machine Tools)	125	20,600
Southwest Airlines Co. (Airlines)	1,375	49,775
Southwestern Energy Co.* (Oil & Gas)	800	14,880
Spectra Energy Corp. (Pipelines)	1,375	41,608
St. Jude Medical, Inc. (Healthcare - Products)	575	42,447
Stanley Black & Decker, Inc. (Hand/Machine Tools)	325	34,284
Staples, Inc. (Retail)	1,325	19,491
Starbucks Corp. (Retail)	3,075	178,134
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	350	27,811
State Street Corp. (Banks)	850	65,076
Stericycle, Inc.* (Environmental Control)	175	24,670
Stryker Corp. (Healthcare - Products)	625	63,918
SunTrust Banks, Inc. (Banks)	1,050	46,557
Symantec Corp. (Internet)	1,400	31,836
Sysco Corp. (Food)	1,225	44,480
T. Rowe Price Group, Inc. (Diversified Financial Services)	550	42,422
Target Corp. (Retail)	1,300	106,405
TE Connectivity, Ltd. (Electronics)	825	50,259
TECO Energy, Inc. (Electric)	475	10,507
TEGNA, Inc. (Media)	475	13,837
Tenet Healthcare Corp.* (Healthcare - Services)	200	11,260
Teradata Corp.* (Computers)	300	11,133
Tesoro Corp. (Oil & Gas)	250	24,335
Texas Instruments, Inc. (Semiconductors)	2,125	106,207
Textron, Inc. (Miscellaneous Manufacturing)	575	25,128
The ADT Corp. (Commercial Services)	350	12,086
The AES Corp. (Electric)	1,400	17,920
The Allstate Corp. (Insurance)	850	58,608
The Bank of New York Mellon Corp. (Banks)	2,300	99,820
The Boeing Co. (Aerospace/Defense)	1,325	191,024
The Charles Schwab Corp. (Diversified Financial Services)	2,375	82,840
The Chubb Corp. (Insurance)	475	59,057
The Clorox Co. (Household Products/Wares)	275	30,784
The Coca-Cola Co. (Beverages)	8,050	330,693
The Dow Chemical Co. (Chemicals)	2,225	104,708
The Dun & Bradstreet Corp. (Software)	75	9,358
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	450	40,100
The Gap, Inc. (Retail)	550	20,064
The Goldman Sachs Group, Inc. (Banks)	825	169,183
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	550	16,572
The Hershey Co. (Food)	300	27,867
The Home Depot, Inc. (Retail)	2,675	313,054
The Interpublic Group of Cos., Inc. (Advertising)	850	18,105
The JM Smucker Co. - Class A (Food)	200	22,338
The Kraft Heinz Co. (Food)	1,225	97,351
The Kroger Co. (Food)	2,000	78,480
The Macerich Co. (REIT)	300	23,748
The Mosaic Co. (Chemicals)	625	26,838
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	250	12,758
The Priceline Group, Inc.* (Internet)	100	124,357
The Procter & Gamble Co. (Cosmetics/Personal Care)	5,550	425,685

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
The Progressive Corp. (Insurance)	1,100	$33,550
The Sherwin-Williams Co. (Chemicals)	150	41,664
The Southern Co. (Electric)	1,850	82,750
The TJX Cos., Inc. (Retail)	1,400	97,748
The Travelers Cos., Inc. (Insurance)	650	68,978
The Walt Disney Co. (Media)	3,200	383,999
The Western Union Co. (Commercial Services)	1,050	21,252
The Williams Cos., Inc. (Pipelines)	1,375	72,160
Thermo Fisher Scientific, Inc. (Electronics)	825	115,112
Tiffany & Co. (Retail)	225	21,533
Time Warner Cable, Inc. (Media)	575	109,256
Time Warner, Inc. (Media)	1,700	149,668
Torchmark Corp. (Insurance)	250	15,403
Total System Services, Inc. (Commercial Services)	325	15,022
Tractor Supply Co. (Retail)	275	25,443
Transocean, Ltd. (Oil & Gas)	700	9,282
TripAdvisor, Inc.* (Internet)	225	17,861
Twenty-First Century Fox, Inc. - Class A (Media)	3,625	125,026
Tyco International PLC (Electronics)	875	33,241
Tyson Foods, Inc. - Class A (Food)	600	26,610
U.S. Bancorp (Banks)	3,625	163,886
Under Armour, Inc.* - Class A (Apparel)	350	34,766
Union Pacific Corp. (Transportation)	1,800	175,662
United Parcel Service, Inc. - Class B (Transportation)	1,425	145,863
United Rentals, Inc.* (Commercial Services)	200	13,398
United Technologies Corp. (Aerospace/Defense)	1,700	170,526
UnitedHealth Group, Inc. (Healthcare - Services)	1,950	236,730
Universal Health Services, Inc. - Class B (Healthcare - Services)	175	25,415
Unum Group (Insurance)	500	17,920
Urban Outfitters, Inc.* (Retail)	200	6,524
V.F. Corp. (Apparel)	700	53,963
Valero Energy Corp. (Oil & Gas)	1,050	68,880
Varian Medical Systems, Inc.* (Healthcare - Products)	200	17,214
Ventas, Inc. (REIT)	675	45,286
VeriSign, Inc.* (Internet)	225	15,962
Verizon Communications, Inc. (Telecommunications)	8,350	390,697
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	67,500
Viacom, Inc. - Class B (Media)	725	41,325
Visa, Inc. - Class A (Diversified Financial Services)	3,975	299,477
Vornado Realty Trust (REIT)	350	34,143
Vulcan Materials Co. (Building Materials)	275	25,030
W.W. Grainger, Inc. (Distribution/Wholesale)	125	28,589
Walgreens Boots Alliance, Inc. (Retail)	1,800	173,934
Wal-Mart Stores, Inc. (Retail)	3,225	232,136
Waste Management, Inc. (Environmental Control)	875	44,739
Waters Corp.* (Electronics)	175	23,361
WEC Energy Group, Inc. (Electric)	650	31,850
Wells Fargo & Co. (Banks)	9,600	555,551
Western Digital Corp. (Computers)	450	38,727
WestRock Co.* (Packaging & Containers)	272	17,152
Weyerhaeuser Co. (REIT)	1,050	32,225
Whirlpool Corp. (Home Furnishings)	150	26,659
Whole Foods Market, Inc. (Food)	725	26,390
Wyndham Worldwide Corp. (Lodging)	250	20,630
Wynn Resorts, Ltd. (Lodging)	175	18,065
Xcel Energy, Inc. (Electric)	1,050	36,404
Xerox Corp. (Office/Business Equipment)	2,125	23,418
Xilinx, Inc. (Semiconductors)	525	21,919
XL Group PLC (Insurance)	625	23,763
Xylem, Inc. (Machinery-Diversified)	375	12,949
Yahoo!, Inc.* (Internet)	1,800	66,006
YUM! Brands, Inc. (Retail)	875	76,790
Zimmer Biomet Holdings, Inc. (Healthcare - Products)	350	36,425
Zions Bancorp (Banks)	425	13,256
Zoetis, Inc. (Pharmaceuticals)	1,025	50,205
TOTAL COMMON STOCKS (Cost $16,841,016)		38,056,359

Repurchase Agreements(a)(b)(51.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%-0.11%, dated 7/31/15, due 8/3/15, total to be received $35,990,271	$35,990,000	$35,990,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,990,000)		35,990,000

TOTAL INVESTMENT SECURITIES (Cost $52,831,016) - 106.8%		74,046,359
Net other assets (liabilities) - (6.8)%		(4,742,966)

NET ASSETS - 100.0%		$69,303,393

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $2,735,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	154	9/21/15	$16,158,450	$91,634

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	8/27/15	0.55%	$6,301,740	$101,590
S&P 500	UBS AG	8/27/15	0.50%	8,754,735	178,014
				$15,056,475	$279,604

^                            Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Bull ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$54,645	0.1%
Aerospace/Defense	773,975	1.1%
Agriculture	623,819	0.9%
Airlines	181,187	0.3%
Apparel	311,049	0.4%
Auto Manufacturers	255,314	0.4%
Auto Parts & Equipment	148,538	0.2%
Banks	2,957,082	4.4%
Beverages	840,537	1.2%
Biotechnology	1,234,340	1.8%
Building Materials	63,766	0.1%
Chemicals	834,988	1.2%
Coal	7,847	NM
Commercial Services	605,960	0.9%
Computers	2,311,836	3.3%
Cosmetics/Personal Care	584,820	0.8%
Distribution/Wholesale	85,172	0.1%
Diversified Financial Services	1,034,439	1.5%
Electric	1,016,108	1.5%
Electrical Components & Equipment	97,681	0.1%
Electronics	544,548	0.8%
Energy-Alternate Sources	6,645	NM
Engineering & Construction	24,555	NM
Environmental Control	90,674	0.1%
Food	673,448	1.0%
Forest Products & Paper	41,886	0.1%
Gas	88,637	0.1%
Hand/Machine Tools	54,884	0.1%
Healthcare - Products	815,229	1.2%
Healthcare - Services	701,483	1.0%
Holding Companies - Diversified	15,288	NM
Home Builders	53,917	0.1%
Home Furnishings	55,956	0.1%
Household Products/Wares	127,660	0.2%
Housewares	23,804	NM
Insurance	1,606,882	2.3%
Internet	2,039,961	2.9%
Iron/Steel	28,691	NM
Leisure Time	105,518	0.2%
Lodging	97,410	0.1%
Machinery - Construction & Mining	101,604	0.1%
Machinery-Diversified	200,610	0.3%
Media	1,296,455	1.9%
Metal Fabricate/Hardware	53,603	0.1%
Mining	68,102	0.1%
Miscellaneous Manufacturing	1,017,869	1.5%
Office/Business Equipment	32,309	NM
Oil & Gas	2,023,739	2.9%
Oil & Gas Services	410,249	0.6%
Packaging & Containers	65,344	0.1%
Pharmaceuticals	3,097,702	4.6%
Pipelines	271,767	0.4%
Real Estate	21,833	NM
REIT	967,018	1.4%
Retail	2,606,791	3.8%
Savings & Loans	20,479	NM
Semiconductors	1,059,046	1.5%
Software	1,602,104	2.3%
Telecommunications	1,240,552	1.8%
Textiles	25,199	NM
Toys/Games/Hobbies	33,964	NM
Transportation	619,841	0.9%
Other **	31,247,034	45.1%
Total	$69,303,393	100.0%

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (40.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	255	$2,537
2U, Inc.* (Software)	204	6,546
8x8, Inc.* (Internet)	663	5,775
A. Schulman, Inc. (Chemicals)	204	7,595
A10 Networks, Inc.* (Telecommunications)	357	2,324
AAON, Inc. (Building Materials)	306	6,790
AAR Corp. (Aerospace/Defense)	255	6,872
Abaxis, Inc. (Healthcare - Products)	153	7,659
Abengoa Yield PLC (Electric)	306	7,766
Abercrombie & Fitch Co. - Class A (Retail)	459	9,221
ABIOMED, Inc.* (Healthcare - Products)	255	19,752
ABM Industries, Inc. (Commercial Services)	357	11,767
Abraxas Petroleum Corp.* (Oil & Gas)	969	1,822
Acacia Research Corp. (Investment Companies)	408	3,839
ACADIA Pharmaceuticals, Inc.* (Pharmaceuticals)	510	24,893
Acadia Realty Trust (REIT)	459	14,679
ACCO Brands Corp.* (Household Products/Wares)	816	6,675
Accuray, Inc.* (Healthcare - Products)	663	4,230
Accuride Corp.* (Auto Parts & Equipment)	561	2,283
Aceto Corp. (Chemicals)	204	4,780
Achillion Pharmaceuticals, Inc.* (Biotechnology)	816	6,952
ACI Worldwide, Inc.* (Software)	714	16,900
Acorda Therapeutics, Inc.* (Biotechnology)	306	10,514
Actua Corp.* (Software)	306	4,507
Actuant Corp. - Class A (Miscellaneous Manufacturing)	408	9,408
Acxiom Corp.* (Software)	510	9,134
ADTRAN, Inc. (Telecommunications)	408	6,732
Advanced Drainage Systems, Inc. (Metal Fabricate/Hardware)	255	7,097
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	306	8,014
Advanced Micro Devices, Inc.* (Semiconductors)	4,182	8,071
Advaxis, Inc.* (Biotechnology)	255	4,248
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	3,903
Aegion Corp.* (Engineering & Construction)	306	6,050
Aerohive Networks, Inc.* (Telecommunications)	306	2,372
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	408	9,551
Affymetrix, Inc.* (Healthcare - Products)	561	6,149
AG Mortgage Investment Trust, Inc. (REIT)	255	4,641
Agenus, Inc.* (Biotechnology)	612	5,226
Air Methods Corp.* (Healthcare - Services)	255	10,044
Air Transport Services Group, Inc.* (Transportation)	408	4,223
Aircastle, Ltd. (Diversified Financial Services)	408	9,821
AK Steel Holding Corp.* (Iron/Steel)	1,326	3,912
Akebia Therapeutics, Inc.* (Pharmaceuticals)	255	2,397
Albany International Corp. - Class A (Machinery-Diversified)	204	7,593
Albany Molecular Research, Inc.* (Commercial Services)	204	4,313
Alexander & Baldwin, Inc. (Real Estate)	306	11,552
Alimera Sciences, Inc.* (Pharmaceuticals)	459	2,212
ALLETE, Inc. (Electric)	306	14,777
Alon USA Energy, Inc. (Oil & Gas)	255	4,746
Alpha & Omega Semiconductor, Ltd.* (Semiconductors)	255	2,002
Altisource Residential Corp. (Real Estate)	408	6,716
Altra Industrial Motion Corp. (Machinery-Diversified)	204	5,182
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	13,036
Ambac Financial Group, Inc.* (Insurance)	306	4,908
Ambarella, Inc.* (Semiconductors)	204	23,637
Amedisys, Inc.* (Healthcare - Services)	204	8,901
American Assets Trust, Inc. (REIT)	255	10,613
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	510	10,190
American Capital Mortgage Investment Corp. (REIT)	357	5,762
American Eagle Outfitters, Inc. (Retail)	1,224	21,726
American Equity Investment Life Holding Co. (Insurance)	510	15,065
American Residential Properties, Inc. (REIT)	255	4,718
American Software, Inc. - Class A (Software)	255	2,351
American States Water Co. (Water)	255	9,830
American Vanguard Corp. (Chemicals)	255	3,269
Ameris Bancorp (Banks)	255	6,888
Amicus Therapeutics, Inc.* (Pharmaceuticals)	663	11,397
Amkor Technology, Inc.* (Semiconductors)	765	3,374
AMN Healthcare Services, Inc.* (Commercial Services)	306	9,006
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	255	4,146
AmSurg Corp.* (Healthcare - Services)	306	21,952
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	255	38,043
Angie’s List, Inc.* (Internet)	459	2,295
AngioDynamics, Inc.* (Healthcare - Products)	204	3,162
Anixter International, Inc.* (Telecommunications)	204	13,507
ANN, Inc.* (Retail)	306	14,000
Antares Pharma, Inc.* (Pharmaceuticals)	1,479	3,121
Anthera Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,895
Anworth Mortgage Asset Corp. (REIT)	867	4,335
Apogee Enterprises, Inc. (Building Materials)	204	11,258

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (REIT)	408	$6,887
Apollo Education Group, Inc.* - Class A (Commercial Services)	612	7,840
Apollo Residential Mortgage, Inc. (REIT)	255	3,692
Applied Industrial Technologies, Inc. (Machinery-Diversified)	255	9,850
Applied Micro Circuits Corp.* (Semiconductors)	663	4,117
Approach Resources, Inc.* (Oil & Gas)	408	1,587
Aratana Therapeutics, Inc.* (Biotechnology)	255	4,493
ARC Document Solutions, Inc.* (Commercial Services)	408	2,819
ArcBest Corp. (Transportation)	204	6,742
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,683	6,799
Ares Commercial Real Estate Corp. (REIT)	255	3,175
Argo Group International Holdings, Ltd. (Insurance)	204	11,502
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,122	9,156
Arlington Asset Investment Corp. - Class A (Diversified Financial Services)	204	3,896
Armada Hoffler Properties, Inc. (REIT)	255	2,614
ARMOUR Residential REIT, Inc. (REIT)	2,499	7,097
Array BioPharma, Inc.* (Pharmaceuticals)	969	5,630
Arrowhead Research Corp.* (Commercial Services)	510	3,152
Asbury Automotive Group, Inc.* (Retail)	153	13,510
Ascena Retail Group, Inc.* (Retail)	918	11,493
Ashford Hospitality Prime, Inc. (REIT)	229	3,335
Ashford Hospitality Trust, Inc. (REIT)	612	5,349
Aspen Technology, Inc.* (Software)	510	22,634
Associated Estates Realty Corp. (REIT)	408	11,730
Astoria Financial Corp. (Savings & Loans)	612	9,253
Atlantic Power Corp. (Electric)	1,122	2,794
Atlas Air Worldwide Holdings, Inc.* (Transportation)	153	7,520
AtriCure, Inc.* (Healthcare - Products)	204	5,669
Atwood Oceanics, Inc. (Oil & Gas)	408	8,486
AVG Technologies N.V.* (Software)	306	8,794
Avid Technology, Inc.* (Software)	255	3,126
Avista Corp. (Electric)	408	13,472
AVX Corp. (Electronics)	357	4,809
Axcelis Technologies, Inc.* (Semiconductors)	1,071	3,159
Axiall Corp. (Chemicals)	459	13,508
AZZ, Inc. (Miscellaneous Manufacturing)	153	7,918
B&G Foods, Inc. - Class A (Food)	357	10,542
Balchem Corp. (Chemicals)	204	11,561
Banc of California, Inc. (Savings & Loans)	306	3,712
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Multi-National)	204	5,614
BancorpSouth, Inc. (Banks)	612	15,465
Bank Mutual Corp. (Savings & Loans)	459	3,337
Bank of the Ozarks, Inc. (Banks)	459	20,251
Bankrate, Inc.* (Internet)	510	4,651
Barnes & Noble, Inc.* (Retail)	357	9,386
Barnes Group, Inc. (Miscellaneous Manufacturing)	357	13,898
Basic Energy Services, Inc.* (Oil & Gas Services)	408	2,464
Bazaarvoice, Inc.* (Internet)	561	3,164
BBCN Bancorp, Inc. (Banks)	561	8,611
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	306	10,710
Beazer Homes USA, Inc.* (Home Builders)	204	3,913
bebe Stores, Inc. (Retail)	765	1,408
Belden, Inc. (Electrical Components & Equipment)	255	15,104
Belmond, Ltd.* (Lodging)	663	8,029
Benchmark Electronics, Inc.* (Electronics)	357	7,875
Beneficial Bancorp, Inc.* (Savings & Loans)	561	7,214
Berkshire Hills Bancorp, Inc. (Savings & Loans)	204	5,936
Berry Plastics Group, Inc.* (Packaging & Containers)	714	23,248
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,224	12,056
Big Lots, Inc. (Retail)	357	15,415
Bill Barrett Corp.* (Oil & Gas)	459	2,607
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	510	7,895
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	408	3,325
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	153	6,789
BioScrip, Inc.* (Pharmaceuticals)	765	1,920
BioTelemetry, Inc.* (Healthcare - Products)	306	3,742
BioTime, Inc.* (Biotechnology)	612	1,934
Black Diamond, Inc.* (Leisure Time)	255	2,421
Black Hills Corp. (Electric)	306	12,748
Blackbaud, Inc. (Software)	306	18,715
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	357	16,397
Bloomin’ Brands, Inc. (Retail)	765	17,817
Blount International, Inc.* (Miscellaneous Manufacturing)	408	3,411
Blucora, Inc.* (Internet)	306	4,336
Blue Hills Bancorp, Inc.* (Banks)	255	3,682
BNC Bancorp (Banks)	204	4,594
Bob Evans Farms, Inc. (Retail)	153	7,638
Boingo Wireless, Inc.* (Internet)	357	3,474
Boise Cascade Co.* (Building Materials)	255	8,461
Bonanza Creek Energy, Inc.* (Oil & Gas)	357	2,788
Boston Private Financial Holdings, Inc. (Banks)	561	7,057
Bottomline Technologies, Inc.* (Software)	306	8,403
Boulder Brands, Inc.* (Food)	510	4,248
Boyd Gaming Corp.* (Lodging)	561	9,587
Brady Corp. - Class A (Electronics)	306	7,197

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Briggs & Stratton Corp. (Machinery-Diversified)	306	$5,655
Bright Horizons Family Solutions, Inc.* (Commercial Services)	255	15,361
Brightcove, Inc.* (Software)	357	1,953
Bristow Group, Inc. (Oil & Gas Services)	204	9,190
BroadSoft, Inc.* (Software)	204	7,124
Brookline Bancorp, Inc. (Savings & Loans)	510	5,748
Brooks Automation, Inc. (Semiconductors)	510	5,381
Builders FirstSource, Inc.* (Building Materials)	357	5,369
Burlington Stores, Inc.* (Retail)	459	25,263
C&J Energy Services, Ltd.* (Oil & Gas Services)	408	3,937
Cabot Microelectronics Corp.* (Semiconductors)	153	6,937
CACI International, Inc.* - Class A (Computers)	153	12,566
Caesars Acquisition Co.* - Class A (Entertainment)	459	2,988
Caesars Entertainment Corp.* (Lodging)	510	2,657
CalAmp Corp.* (Telecommunications)	255	4,363
Caleres, Inc. (Retail)	306	10,110
Calgon Carbon Corp. (Chemicals)	357	6,315
California Water Service Group (Water)	357	7,686
Calix, Inc.* (Telecommunications)	408	3,439
Callaway Golf Co. (Leisure Time)	612	5,606
Callidus Software, Inc.* (Software)	408	6,773
Callon Petroleum Co.* (Oil & Gas)	561	3,669
Cal-Maine Foods, Inc. (Food)	204	11,049
Cambrex Corp.* (Biotechnology)	204	10,047
Campus Crest Communities, Inc. (REIT)	612	3,488
Cantel Medical Corp. (Healthcare - Products)	204	11,196
Capital Bank Financial Corp.* - Class A (Banks)	153	4,585
Capital Senior Living Corp.* (Healthcare - Services)	204	4,547
Capitol Federal Financial, Inc. (Savings & Loans)	918	11,034
Capstead Mortgage Corp. (REIT)	663	7,339
Cardinal Financial Corp. (Banks)	255	5,957
Cardiovascular Systems, Inc.* (Healthcare - Products)	204	6,087
Cardtronics, Inc.* (Commercial Services)	306	11,343
Career Education Corp.* (Commercial Services)	765	2,433
CareTrust REIT, Inc. (REIT)	306	3,972
Carmike Cinemas, Inc.* (Entertainment)	204	5,110
Carpenter Technology Corp. (Iron/Steel)	306	11,487
Carrizo Oil & Gas, Inc.* (Oil & Gas)	306	11,668
Carrols Restaurant Group, Inc.* (Retail)	306	3,372
Cascade Bancorp* (Banks)	408	2,105
Casella Waste Systems, Inc.* - Class A (Environmental Control)	459	2,915
Casey’s General Stores, Inc. (Retail)	255	26,065
Cash America International, Inc. (Retail)	204	5,657
Castle Brands, Inc.* (Distribution/Wholesale)	1,224	1,444
Castlight Health, Inc.* - Class B (Software)	357	2,563
Catalent, Inc.* (Pharmaceuticals)	510	17,381
Catalyst Pharmaceuticals, Inc.* (Pharmaceuticals)	765	3,779
CatchMark Timber Trust, Inc. - Class A (REIT)	357	3,813
Cathay General Bancorp (Banks)	510	16,376
Cavium, Inc.* (Semiconductors)	357	24,204
CBIZ, Inc.* (Commercial Services)	408	3,998
CEB, Inc. (Commercial Services)	204	15,610
Cedar Realty Trust, Inc. (REIT)	663	4,442
Celadon Group, Inc. (Transportation)	204	4,427
Celldex Therapeutics, Inc.* (Biotechnology)	612	14,413
Cempra, Inc.* (Pharmaceuticals)	204	8,539
CenterState Banks, Inc. (Banks)	357	4,977
Central European Media Enterprises, Ltd.* - Class A (Media)	1,020	2,448
Central Garden & Pet Co.* - Class A (Household Products/Wares)	357	3,599
Central Pacific Financial Corp. (Banks)	204	4,751
Century Aluminum Co.* (Mining)	408	3,803
Cepheid* (Healthcare - Products)	459	25,516
Cerus Corp.* (Healthcare - Products)	816	4,431
Chambers Street Properties (REIT)	1,530	11,352
Chart Industries, Inc.* (Machinery-Diversified)	204	5,569
Chatham Lodging Trust (REIT)	255	6,890
Checkpoint Systems, Inc. (Electronics)	357	3,120
Chegg, Inc.* (Internet)	612	5,086
Chemical Financial Corp. (Banks)	255	8,402
ChemoCentryx, Inc.* (Biotechnology)	306	2,521
Chemtura Corp.* (Chemicals)	459	12,590
Chesapeake Lodging Trust (REIT)	408	13,084
Chico’s FAS, Inc. (Retail)	918	13,972
Chimerix, Inc.* (Pharmaceuticals)	255	13,704
Christopher & Banks Corp.* (Retail)	510	1,647
Ciber, Inc.* (Computers)	816	2,701
Ciena Corp.* (Telecommunications)	765	19,469
Cimpress N.V.* (Commercial Services)	204	13,164
Cincinnati Bell, Inc.* (Telecommunications)	1,530	5,982
Cirrus Logic, Inc.* (Semiconductors)	408	13,468
Citizens, Inc.* (Insurance)	459	3,107
Civeo Corp. (Lodging)	1,020	2,183
CLARCOR, Inc. (Miscellaneous Manufacturing)	306	18,412
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	612	3,525
Cleco Corp. (Electric)	357	19,432
Cliffs Natural Resources, Inc. (Iron/Steel)	1,173	2,956
Clifton Bancorp, Inc. (Savings & Loans)	255	3,468
Cloud Peak Energy, Inc.* (Coal)	612	1,946
Clovis Oncology, Inc.* (Pharmaceuticals)	153	12,918
ClubCorp Holdings, Inc. (Leisure Time)	306	7,136

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
CNO Financial Group, Inc. (Insurance)	1,224	$21,836
CoBiz Financial, Inc. (Banks)	306	3,914
Coeur Mining, Inc.* (Mining)	1,020	3,601
Cogent Communications Holdings, Inc. (Internet)	306	9,728
Coherent, Inc.* (Electronics)	153	8,866
Coherus Biosciences, Inc.* (Biotechnology)	204	7,156
Cohu, Inc. (Semiconductors)	255	2,527
Colony Capital, Inc. (REIT)	714	16,222
Columbia Banking System, Inc. (Banks)	357	11,706
Columbia Sportswear Co. (Apparel)	204	14,594
Comfort Systems USA, Inc. (Engineering & Construction)	255	7,048
Commercial Metals Co. (Iron/Steel)	765	11,789
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	357	2,110
Community Bank System, Inc. (Banks)	255	9,749
CommVault Systems, Inc.* (Software)	306	11,466
comScore, Inc.* (Internet)	204	11,934
Comverse, Inc.* (Telecommunications)	204	4,135
CONMED Corp. (Healthcare - Products)	204	11,571
ConnectOne Bancorp, Inc. (Banks)	255	5,447
Conn’s, Inc.* (Retail)	204	7,042
Consolidated Communications Holdings, Inc. (Telecommunications)	357	7,115
Constant Contact, Inc.* (Software)	255	6,589
Continental Building Products, Inc.* (Building Materials)	255	5,416
Convergys Corp. (Computers)	612	15,367
Con-way, Inc. (Transportation)	357	13,849
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	357	11,756
Corcept Therapeutics, Inc.* (Pharmaceuticals)	561	2,827
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	153	9,726
CorEnergy Infrastructure Trust, Inc. (REIT)	459	2,855
CoreSite Realty Corp. (REIT)	153	7,681
Corindus Vascular Robotics, Inc.* - Class I (Internet)	408	1,481
CorMedix, Inc.* (Pharmaceuticals)	459	1,607
Cornerstone OnDemand, Inc.* (Software)	357	12,873
Coupons.com, Inc.* (Internet)	459	4,466
Cousins Properties, Inc. (REIT)	1,377	14,293
Cowen Group, Inc.* - Class A (Diversified Financial Services)	867	4,899
Crawford & Co. (Insurance)	306	2,118
Cray, Inc.* (Computers)	255	6,615
Crocs, Inc.* (Apparel)	561	8,825
Cross Country Healthcare, Inc.* (Commercial Services)	306	3,693
Crown Media Holdings, Inc.* (Media)	459	2,052
CryoLife, Inc. (Healthcare - Products)	255	2,792
CSG Systems International, Inc. (Software)	255	7,931
CTI BioPharma Corp.* (Biotechnology)	1,530	2,831
CTS Corp. (Electronics)	255	4,791
CubeSmart (REIT)	1,020	26,682
Cumulus Media, Inc.* - Class A (Media)	1,428	2,356
Curis, Inc.* (Biotechnology)	1,071	3,363
Curtiss-Wright Corp. (Aerospace/Defense)	306	20,615
Customers Bancorp, Inc.* (Banks)	204	5,131
CVB Financial Corp. (Banks)	714	12,644
Cvent, Inc.* (Software)	204	5,492
Cyberonics, Inc.* (Healthcare - Products)	153	9,394
Cynosure, Inc.* - Class A (Healthcare - Products)	153	5,936
CyrusOne, Inc. (REIT)	357	10,974
CYS Investments, Inc. (REIT)	1,071	8,311
Cytokinetics, Inc.* (Biotechnology)	408	2,607
CytRx Corp.* (Biotechnology)	663	1,803
Daktronics, Inc. (Home Furnishings)	306	3,498
Dana Holding Corp. (Auto Parts & Equipment)	1,020	18,932
Darling Ingredients, Inc.* (Food)	1,071	13,762
Dave & Buster’s Entertainment, Inc.* (Retail)	153	5,936
DCT Industrial Trust, Inc. (REIT)	561	19,500
Dealertrack Technologies, Inc.* (Software)	357	22,159
Dean Foods Co. (Food)	612	10,894
Deckers Outdoor Corp.* (Apparel)	204	14,868
Del Frisco’s Restaurant Group, Inc.* (Retail)	204	3,254
Delek US Holdings, Inc. (Oil & Gas)	357	12,735
Deluxe Corp. (Commercial Services)	306	19,715
Demandware, Inc.* (Software)	204	15,414
Denny’s Corp.* (Retail)	612	7,197
Depomed, Inc.* (Pharmaceuticals)	408	12,852
Destination XL Group, Inc.* (Retail)	459	2,245
DeVry Education Group, Inc. (Commercial Services)	408	12,395
DHI Group, Inc.* (Internet)	408	3,252
DHT Holdings, Inc. (Transportation)	714	5,676
Diamond Foods, Inc.* (Food)	204	6,591
Diamond Resorts International, Inc.* (Lodging)	306	9,590
DiamondRock Hospitality Co. (REIT)	1,275	16,078
Diebold, Inc. (Computers)	408	13,892
Digi International, Inc.* (Software)	255	2,581
Digital Turbine, Inc.* (Software)	663	1,611
DigitalGlobe, Inc.* (Telecommunications)	459	9,722
Dime Community Bancshares, Inc. (Savings & Loans)	255	4,335
Diodes, Inc.* (Semiconductors)	255	5,658
Diplomat Pharmacy, Inc.* (Pharmaceuticals)	255	11,776
Dorian LPG, Ltd.* (Transportation)	204	3,209
Dorman Products, Inc.* (Auto Parts & Equipment)	204	10,767
Dot Hill Systems Corp.* (Computers)	561	3,546
Douglas Dynamics, Inc. (Auto Parts & Equipment)	204	4,186

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	510	$12,296
Drew Industries, Inc. (Building Materials)	153	8,975
DSP Group, Inc.* (Semiconductors)	255	2,226
DuPont Fabros Technology, Inc. (REIT)	408	12,301
Durect Corp.* (Pharmaceuticals)	1,173	2,757
Dyax Corp.* (Pharmaceuticals)	918	22,592
Dycom Industries, Inc.* (Engineering & Construction)	204	13,476
Dynavax Technologies Corp.* (Biotechnology)	204	6,000
Dynegy, Inc.* (Electric)	765	19,928
Dynex Capital, Inc. (REIT)	459	3,383
Eagle Bancorp, Inc.* (Banks)	204	9,058
Eagle Bulk Shipping, Inc.* (Transportation)	306	2,644
EarthLink Holdings Corp. (Telecommunications)	765	5,615
EastGroup Properties, Inc. (REIT)	204	12,281
Ebix, Inc. (Software)	204	6,322
Echo Global Logistics, Inc.* (Transportation)	204	6,589
Eclipse Resources Corp.* (Oil & Gas)	510	1,964
Education Realty Trust, Inc. (REIT)	306	9,682
El Paso Electric Co. (Electric)	255	9,290
Eldorado Resorts, Inc.* (Entertainment)	357	3,017
Electronics for Imaging, Inc.* (Computers)	306	13,984
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	255	2,688
Ellie Mae, Inc.* (Diversified Financial Services)	204	16,004
EMCOR Group, Inc. (Engineering & Construction)	408	19,515
EMCORE Corp.* (Semiconductors)	357	2,210
Emergent BioSolutions, Inc.* (Biotechnology)	204	6,697
Employers Holdings, Inc. (Insurance)	255	6,120
Encore Capital Group, Inc.* (Diversified Financial Services)	204	8,774
Endocyte, Inc.* (Biotechnology)	459	2,368
Endologix, Inc.* (Healthcare - Products)	459	6,545
Endurance International Group Holdings, Inc.* (Internet)	408	8,246
Energy Fuels, Inc.* (Mining)	408	1,563
Energy XXI, Ltd. (Oil & Gas)	969	1,715
EnerNOC, Inc.* (Electric)	255	2,099
EnerSys (Electrical Components & Equipment)	255	15,925
Ennis, Inc. (Commercial Services)	204	3,423
Enova International, Inc.* (Diversified Financial Services)	204	3,688
Enphase Energy, Inc.* (Energy-Alternate Sources)	306	1,808
EnPro Industries, Inc. (Miscellaneous Manufacturing)	153	7,754
Entegris, Inc.* (Semiconductors)	918	13,600
Entercom Communications Corp.* - Class A (Media)	255	2,685
Entravision Communications Corp. - Class A (Media)	510	3,912
Envestnet, Inc.* (Software)	255	11,549
EPAM Systems, Inc.* (Computers)	306	22,677
Epiq Systems, Inc. (Software)	255	4,220
Epizyme, Inc.* (Biotechnology)	204	4,551
EPR Properties (REIT)	357	20,392
Equity One, Inc. (REIT)	459	11,783
Eros International PLC* (Entertainment)	204	7,299
ESCO Technologies, Inc. (Electronics)	204	7,766
Essendant, Inc. (Distribution/Wholesale)	255	9,389
Essent Group, Ltd.* (Insurance)	357	10,450
Esterline Technologies Corp.* (Aerospace/Defense)	204	18,087
Ethan Allen Interiors, Inc. (Home Furnishings)	204	6,159
Euronet Worldwide, Inc.* (Commercial Services)	306	20,961
EverBank Financial Corp. (Savings & Loans)	612	12,204
Evercore Partners, Inc. - Class A (Diversified Financial Services)	204	11,995
EVERTEC, Inc. (Commercial Services)	459	8,638
EVINE Live, Inc.* (Advertising)	714	1,564
Evolution Petroleum Corp. (Oil & Gas)	306	1,597
Exact Sciences Corp.* (Biotechnology)	561	13,503
ExamWorks Group, Inc.* (Commercial Services)	255	8,945
Exar Corp.* (Semiconductors)	357	2,810
EXCO Resources, Inc. (Oil & Gas)	1,836	1,063
Exelixis, Inc.* (Biotechnology)	1,479	8,475
ExlService Holdings, Inc.* (Computers)	255	9,886
Exponent, Inc. (Engineering & Construction)	204	9,076
Express, Inc.* (Retail)	561	10,681
Exterran Holdings, Inc. (Oil & Gas Services)	459	11,379
Extreme Networks, Inc.* (Telecommunications)	1,020	2,366
EZCORP, Inc.* - Class A (Retail)	459	3,254
F.N.B. Corp. (Banks)	1,122	15,472
Fabrinet* (Miscellaneous Manufacturing)	255	4,733
Fair Isaac Corp. (Software)	204	18,501
Fairchild Semiconductor International, Inc.* (Semiconductors)	765	11,521
Fairmount Santrol Holdings, Inc.* (Oil & Gas)	510	3,050
FCB Financial Holdings, Inc.* - Class A (Banks)	204	7,085
Federal Signal Corp. (Miscellaneous Manufacturing)	459	6,867
Federal-Mogul Holdings Corp.* (Auto Parts & Equipment)	306	3,427
FEI Co. (Electronics)	255	21,922
FelCor Lodging Trust, Inc. (REIT)	969	9,070
Ferro Corp.* (Chemicals)	510	7,084
Fibrocell Science, Inc.* (Biotechnology)	357	2,328

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
FibroGen, Inc.* (Pharmaceuticals)	357	$8,300
Fiesta Restaurant Group, Inc.* (Retail)	204	11,859
Financial Engines, Inc. (Diversified Financial Services)	357	16,372
Finisar Corp.* (Telecommunications)	663	11,542
First American Financial Corp. (Insurance)	663	26,906
First BanCorp.* (Banks)	867	3,737
First Busey Corp. (Banks)	612	3,898
First Cash Financial Services, Inc.* (Retail)	204	8,297
First Commonwealth Financial Corp. (Banks)	663	6,100
First Financial Bancorp (Banks)	408	7,756
First Financial Bankshares, Inc. (Banks)	408	13,864
First Industrial Realty Trust, Inc. (REIT)	714	14,951
First Merchants Corp. (Banks)	255	6,638
First Midwest Bancorp, Inc. (Banks)	510	9,573
First Potomac Realty Trust (REIT)	459	5,210
FirstMerit Corp. (Banks)	1,020	19,115
Five Below, Inc.* (Retail)	357	13,163
Five Star Quality Care, Inc.* (Healthcare - Services)	510	2,305
Five9, Inc.* (Software)	357	1,681
Fleetmatics Group PLC* (Computers)	255	12,207
Flotek Industries, Inc.* (Oil & Gas Services)	408	6,985
Fluidigm Corp.* (Electronics)	204	4,086
Flushing Financial Corp. (Savings & Loans)	255	5,294
FNFV Group* (Diversified Financial Services)	561	8,168
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	255	2,713
Forestar Group, Inc.* (Real Estate)	306	3,917
FormFactor, Inc.* (Semiconductors)	459	3,319
Forum Energy Technologies, Inc.* (Oil & Gas Services)	408	6,234
Forward Air Corp. (Transportation)	204	9,904
Francesca’s Holdings Corp.* (Retail)	357	4,341
Franklin Electric Co., Inc. (Hand/Machine Tools)	306	8,831
Franklin Street Properties Corp. (REIT)	612	7,203
Fred’s, Inc. - Class A (Retail)	306	5,520
Fresh Del Monte Produce, Inc. (Food)	204	8,062
Frontline, Ltd.* (Transportation)	1,071	3,309
FTI Consulting, Inc.* (Commercial Services)	255	10,435
FuelCell Energy, Inc.* (Energy-Alternate Sources)	2,805	2,361
Fulton Financial Corp. (Banks)	1,122	14,541
Furmanite Corp.* (Metal Fabricate/Hardware)	357	2,328
FutureFuel Corp. (Energy-Alternate Sources)	255	2,917
GAIN Capital Holdings, Inc. (Diversified Financial Services)	306	2,136
Galena Biopharma, Inc.* (Biotechnology)	1,632	2,676
GasLog, Ltd. (Transportation)	306	4,749
Gastar Exploration, Inc.* (Oil & Gas)	867	1,474
Generac Holdings, Inc.* (Electrical Components & Equipment)	459	16,097
General Cable Corp. (Electrical Components & Equipment)	357	5,826
General Communication, Inc.* - Class A (Telecommunications)	255	4,692
Genesco, Inc.* (Retail)	153	9,898
Genesis Healthcare, Inc.* (Healthcare - Services)	408	2,493
GenMark Diagnostics, Inc.* (Healthcare - Products)	357	3,035
Gentherm, Inc.* (Auto Parts & Equipment)	255	12,834
Geron Corp.* (Biotechnology)	1,224	4,957
Getty Realty Corp. (REIT)	204	3,390
Gibraltar Industries, Inc.* (Building Materials)	255	4,881
Gigamon, Inc.* (Telecommunications)	204	5,484
G-III Apparel Group, Ltd.* (Apparel)	255	18,419
Glacier Bancorp, Inc. (Banks)	510	14,331
Global Cash Access Holdings, Inc.* (Commercial Services)	561	2,833
Global Eagle Entertainment, Inc.* (Internet)	357	4,434
Globalstar, Inc.* (Telecommunications)	3,366	6,968
Globe Specialty Metals, Inc. (Mining)	459	7,087
Globus Medical, Inc.* - Class A (Healthcare - Products)	459	12,880
Glu Mobile, Inc.* (Software)	918	5,384
Gogo, Inc.* (Telecommunications)	408	7,438
Golden Ocean Group, Ltd. (Transportation)	714	2,777
Government Properties Income Trust (REIT)	459	7,927
GrafTech International, Ltd.* (Electrical Components & Equipment)	969	4,874
Gramercy Property Trust, Inc. (REIT)	408	9,980
Grand Canyon Education, Inc.* (Commercial Services)	306	13,290
Granite Construction, Inc. (Engineering & Construction)	255	8,675
Gray Television, Inc.* (Media)	459	7,753
Great Lakes Dredge & Dock Corp.* (Commercial Services)	561	2,844
Great Western Bancorp, Inc. (Banks)	306	8,036
Greatbatch, Inc.* (Healthcare - Products)	153	8,343
Green Dot Corp.* - Class A (Commercial Services)	306	6,340
Green Plains, Inc. (Energy-Alternate Sources)	255	5,725
Greenhill & Co., Inc. (Diversified Financial Services)	204	8,023
Greenlight Capital Re, Ltd.* - Class A (Insurance)	204	5,675
Greif, Inc. - Class A (Packaging & Containers)	204	6,322
Griffon Corp. (Building Materials)	255	4,396
Group 1 Automotive, Inc. (Retail)	153	14,836
GrubHub, Inc.* (Internet)	459	14,554

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares		Value
GSI Group, Inc.* (Electronics)	306		$4,336
GTT Communications, Inc.* (Telecommunications)	204		4,739
Guess?, Inc. (Retail)	408		8,931
Guidewire Software, Inc.* (Software)	459		27,104
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	255		2,402
H&E Equipment Services, Inc. (Distribution/Wholesale)	255		4,575
H.B. Fuller Co. (Chemicals)	306		12,258
Haemonetics Corp.* (Healthcare - Products)	357		14,284
Halcon Resources Corp.* (Oil & Gas)	3,111		3,422
Halozyme Therapeutics, Inc.* (Biotechnology)	663		15,474
Halyard Health, Inc.* (Healthcare - Products)	306		12,466
Hampton Roads Bankshares, Inc.* (Banks)	816		1,714
Hancock Holding Co. (Banks)	510		14,902
Hanger, Inc.* (Healthcare - Products)	255		5,518
Hanmi Financial Corp. (Banks)	255		6,454
Hannon Armstrong Sustainable, Inc. (Diversified Financial Services)	255		5,118
Harmonic, Inc.* (Telecommunications)	714		4,291
Harsco Corp. (Miscellaneous Manufacturing)	561		7,708
Harte-Hanks, Inc. (Advertising)	459		2,153
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	†	—	§
Harvard Bioscience, Inc.* (Biotechnology)	408		1,995
Hatteras Financial Corp. (REIT)	663		10,780
Hawaiian Holdings, Inc.* (Airlines)	357		7,754
Headwaters, Inc.* (Building Materials)	510		9,695
Healthcare Realty Trust, Inc. (REIT)	663		15,939
Healthcare Services Group, Inc. (Commercial Services)	459		16,023
HealthEquity, Inc.* (Commercial Services)	255		8,583
HealthSouth Corp. (Healthcare - Services)	561		25,639
HealthStream, Inc.* (Internet)	204		5,724
Healthways, Inc.* (Healthcare - Services)	306		3,874
Heartland Express, Inc. (Transportation)	357		7,615
Heartland Payment Systems, Inc. (Commercial Services)	255		15,887
Hecla Mining Co. (Mining)	2,601		5,462
HEICO Corp. - Class A (Aerospace/Defense)	255		11,567
Helen of Troy, Ltd.* (Household Products/Wares)	204		17,907
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	714		5,976
Heritage Financial Corp. (Banks)	255		4,514
Heritage Insurance Holdings, Inc.* (Insurance)	204		5,043
Heritage Oaks Bancorp (Banks)	306		2,436
Herman Miller, Inc. (Office Furnishings)	408		11,440
Heron Therapeutics, Inc.* (Pharmaceuticals)	204		6,597
Hersha Hospitality Trust (REIT)	357		9,682
HFF, Inc. - Class A (Real Estate)	255		11,689
Hibbett Sports, Inc.* (Retail)	153		6,969
Highwoods Properties, Inc. (REIT)	561		23,747
Hill International, Inc.* (Engineering & Construction)	459		2,194
Hillenbrand, Inc. (Miscellaneous Manufacturing)	408		11,571
Hilltop Holdings, Inc.* (Banks)	510		10,736
HMS Holdings Corp.* (Commercial Services)	612		7,050
HNI Corp. (Office Furnishings)	306		15,175
Home BancShares, Inc. (Banks)	357		14,216
HomeStreet, Inc.* (Savings & Loans)	204		4,612
Horace Mann Educators Corp. (Insurance)	255		8,986
Horizon Global Corp.* (Auto Parts & Equipment)	102		1,277
Hornbeck Offshore Services, Inc.* (Transportation)	255		4,641
Horsehead Holding Corp.* (Mining)	1,020		8,445
Houghton Mifflin Harcourt Co.* (Media)	867		22,655
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	1,173		2,369
HRG Group, Inc.* (Holding Companies - Diversified)	561		7,994
HSN, Inc. (Retail)	204		14,996
Hub Group, Inc.* - Class A (Transportation)	255		10,743
Hudson Pacific Properties, Inc. (REIT)	459		14,127
Huron Consulting Group, Inc.* (Commercial Services)	153		11,700
IBERIABANK Corp. (Banks)	255		16,460
Iconix Brand Group, Inc.* (Apparel)	306		6,649
IDACORP, Inc. (Electric)	306		19,006
Idera Pharmaceuticals, Inc.* (Biotechnology)	867		3,104
IGI Laboratories, Inc.* (Pharmaceuticals)	459		4,039
II-VI, Inc.* (Electronics)	357		6,069
Imation Corp.* (Computers)	510		2,091
IMAX Corp.* (Electronics)	408		15,263
Immersion Corp.* (Computers)	255		3,499
ImmunoGen, Inc.* (Biotechnology)	612		11,028
Immunomedics, Inc.* (Biotechnology)	867		1,777
Impax Laboratories, Inc.* (Pharmaceuticals)	459		22,243
Imperva, Inc.* (Software)	153		10,052
inContact, Inc.* (Software)	459		4,260
Independence Realty Trust, Inc. (REIT)	306		2,500
Independent Bank Corp. (Banks)	204		9,865
Independent Bank Corp./MI (Banks)	204		2,909
Infinera Corp.* (Telecommunications)	816		19,535
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	408		3,566
Infoblox, Inc.* (Telecommunications)	357		8,390
InfraREIT, Inc. (REIT)	153		5,130

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Inland Real Estate Corp. (REIT)	663	$6,511
InnerWorkings, Inc.* (Software)	408	3,060
Innospec, Inc. (Chemicals)	153	6,617
Inovio Pharmaceuticals, Inc.* (Biotechnology)	561	4,090
Inphi Corp.* (Semiconductors)	255	5,796
Insight Enterprises, Inc.* (Computers)	255	6,882
Insmed, Inc.* (Biotechnology)	408	11,057
Insulet Corp.* (Healthcare - Products)	357	12,099
Insys Therapeutics, Inc.* (Pharmaceuticals)	153	6,873
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	153	9,812
Integrated Device Technology, Inc.* (Semiconductors)	918	17,543
Integrated Silicon Solution, Inc. (Semiconductors)	255	5,592
Inteliquent, Inc. (Telecommunications)	255	4,641
Intelsat S.A.* (Telecommunications)	306	2,910
InterDigital, Inc. (Telecommunications)	255	13,788
Interface, Inc. (Office Furnishings)	459	11,920
Internap Corp.* (Internet)	459	4,227
International Bancshares Corp. (Banks)	357	9,614
International Speedway Corp. - Class A (Entertainment)	204	6,991
Intersil Corp. - Class A (Semiconductors)	867	9,650
Interval Leisure Group, Inc. (Lodging)	306	6,524
Intralinks Holdings, Inc.* (Internet)	357	4,056
Intrepid Potash, Inc.* (Chemicals)	459	3,920
Invacare Corp. (Healthcare - Products)	255	4,348
InvenSense, Inc.* (Semiconductors)	510	6,681
Invesco Mortgage Capital, Inc. (REIT)	816	11,759
Investment Technology Group, Inc. (Diversified Financial Services)	255	5,189
Investors Bancorp, Inc. (Savings & Loans)	2,142	26,089
Investors Real Estate Trust (REIT)	918	6,619
InVivo Therapeutics Holdings Corp.* (Healthcare - Products)	204	2,968
ION Geophysical Corp.* (Oil & Gas Services)	1,887	1,491
Iridium Communications, Inc.* (Telecommunications)	612	4,541
iRobot Corp.* (Home Furnishings)	204	6,281
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	867	9,060
Isle of Capri Casinos, Inc.* (Entertainment)	204	3,721
iStar Financial, Inc.* (REIT)	612	8,017
Itron, Inc.* (Electronics)	255	8,219
Ixia* (Telecommunications)	459	6,059
IXYS Corp. (Semiconductors)	204	2,134
j2 Global, Inc. (Internet)	306	21,541
Jack in the Box, Inc. (Retail)	255	24,226
Janus Capital Group, Inc. (Diversified Financial Services)	918	15,037
Jive Software, Inc.* (Software)	510	2,407
John Bean Technologies Corp. (Miscellaneous Manufacturing)	204	7,436
Jones Energy, Inc.* - Class A (Oil & Gas)	306	2,154
Journal Media Group, Inc. (Advertising)	306	2,476
K12, Inc.* (Commercial Services)	306	4,036
Kaman Corp. - Class A (Aerospace/Defense)	204	8,052
KapStone Paper & Packaging Corp. (Packaging & Containers)	561	13,127
Karyopharm Therapeutics, Inc.* (Biotechnology)	204	4,186
KB Home (Home Builders)	561	8,965
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	357	3,791
Kearny Financial Corp.* (Banks)	663	7,392
Kelly Services, Inc. - Class A (Commercial Services)	255	3,810
Kemper Corp. (Insurance)	306	11,848
Kennedy-Wilson Holdings, Inc. (Real Estate)	612	15,496
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	714	5,698
Key Energy Services, Inc.* (Oil & Gas Services)	1,428	1,300
Kforce, Inc. (Commercial Services)	204	4,767
Kimball Electronics, Inc.* (Electronics)	255	3,420
Kimball International, Inc. - Class B (Office Furnishings)	306	3,464
Kindred Healthcare, Inc. (Healthcare - Services)	561	11,573
Kite Pharma, Inc.* (Biotechnology)	204	14,845
Kite Realty Group Trust (REIT)	561	14,810
KLX, Inc.* (Aerospace/Defense)	357	14,023
Knight Transportation, Inc. (Transportation)	408	11,032
Knoll, Inc. (Office Furnishings)	357	8,639
Knowles Corp.* (Electronics)	561	10,687
Kopin Corp.* (Semiconductors)	714	2,128
Korn/Ferry International (Commercial Services)	306	10,245
Kraton Performance Polymers, Inc.* (Chemicals)	255	5,233
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	459	2,506
Krispy Kreme Doughnuts, Inc.* (Retail)	459	8,556
KYTHERA Biopharmaceuticals, Inc.* (Biotechnology)	153	11,402
La Quinta Holdings, Inc.* (Lodging)	612	12,987
Ladder Capital Corp. (Diversified Financial Services)	306	4,807
Ladenburg Thalmann Financial Services, Inc.* (Diversified Financial Services)	969	2,946
Lakeland Bancorp, Inc. (Banks)	306	3,458
Landec Corp.* (Chemicals)	255	3,404
Lannett Co., Inc.* (Pharmaceuticals)	153	9,119
LaSalle Hotel Properties (REIT)	714	23,755
Lattice Semiconductor Corp.* (Semiconductors)	867	4,266
La-Z-Boy, Inc. (Home Furnishings)	357	9,068

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
LDR Holding Corp.* (Healthcare - Products)	153	$6,955
LegacyTexas Financial Group, Inc. (Banks)	306	9,299
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	408	3,444
Lexington Realty Trust (REIT)	1,326	11,404
Libbey, Inc. (Housewares)	153	5,693
Liberty TripAdvisor Holdings, Inc.* - Class A (Leisure Time)	459	13,444
LifeLock, Inc.* (Commercial Services)	612	4,847
Limelight Networks, Inc.* (Internet)	663	2,500
Lion Biotechnologies, Inc.* (Biotechnology)	408	3,492
Lionbridge Technologies, Inc.* (Internet)	561	3,299
Liquidity Services, Inc.* (Internet)	255	2,290
Lithia Motors, Inc. - Class A (Retail)	153	18,313
Littelfuse, Inc. (Electrical Components & Equipment)	153	14,076
LivePerson, Inc.* (Computers)	459	4,411
LogMeIn, Inc.* (Telecommunications)	153	11,258
Louisiana-Pacific Corp.* (Building Materials)	918	13,531
LTC Properties, Inc. (REIT)	255	11,187
Lumber Liquidators Holdings, Inc.* (Retail)	204	3,937
Luminex Corp.* (Healthcare - Products)	306	5,272
Lumos Networks Corp. (Telecommunications)	204	2,848
M.D.C. Holdings, Inc. (Home Builders)	255	7,614
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors)	153	5,158
M/I Homes, Inc.* (Home Builders)	204	5,116
Mack-Cali Realty Corp. (REIT)	612	12,754
MacroGenics, Inc.* (Biotechnology)	204	7,670
Magellan Health, Inc.* (Healthcare - Services)	153	9,270
Magnum Hunter Resources Corp.* (Oil & Gas)	1,938	1,860
Maiden Holdings, Ltd. (Insurance)	357	5,905
Manhattan Associates, Inc.* (Computers)	459	29,753
MannKind Corp.* (Pharmaceuticals)	1,683	7,220
ManTech International Corp. - Class A (Software)	204	6,081
Marchex, Inc. - Class B (Advertising)	459	2,111
Marin Software, Inc.* (Advertising)	357	1,996
MarineMax, Inc.* (Retail)	204	3,684
MarketAxess Holdings, Inc. (Diversified Financial Services)	255	24,939
Marketo, Inc.* (Internet)	255	7,755
Marriott Vacations Worldwide Corp. (Entertainment)	153	12,791
Marten Transport, Ltd. (Transportation)	204	3,956
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	408	2,477
Masimo Corp.* (Healthcare - Products)	306	12,754
Masonite International Corp.* (Building Materials)	204	14,091
MasTec, Inc.* (Engineering & Construction)	459	8,459
Matador Resources Co.* (Oil & Gas)	459	10,112
Matrix Service Co.* (Oil & Gas Services)	204	3,954
Matson, Inc. (Transportation)	306	12,675
Matthews International Corp. - Class A (Commercial Services)	204	10,985
Mattson Technology, Inc.* (Semiconductors)	816	2,334
MAXIMUS, Inc. (Computers)	408	27,830
MaxLinear, Inc.* - Class A (Semiconductors)	408	4,439
MB Financial, Inc. (Banks)	459	15,652
MBIA, Inc.* (Insurance)	1,071	6,372
McDermott International, Inc.* (Oil & Gas Services)	1,632	7,181
McGrath RentCorp (Commercial Services)	204	5,173
MDC Partners, Inc. - Class A (Advertising)	306	5,394
MedAssets, Inc.* (Software)	408	9,506
Media General, Inc.* (Media)	612	9,712
Medical Properties Trust, Inc. (REIT)	1,326	18,126
Medidata Solutions, Inc.* (Software)	357	19,206
Mentor Graphics Corp. (Computers)	612	15,967
Mercury Systems, Inc.* (Computers)	306	4,312
Meredith Corp. (Media)	255	12,220
Merge Healthcare, Inc.* (Software)	663	3,640
Meridian Bancorp, Inc.* (Savings & Loans)	408	5,320
Meridian Bioscience, Inc. (Healthcare - Products)	306	5,536
Merit Medical Systems, Inc.* (Healthcare - Products)	306	7,821
Meritage Homes Corp.* (Home Builders)	255	11,501
Meritor, Inc.* (Auto Parts & Equipment)	663	9,335
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	765	7,727
Methode Electronics, Inc. (Electronics)	255	6,842
MGE Energy, Inc. (Electric)	255	10,118
MGIC Investment Corp.* (Insurance)	2,091	23,148
Micrel, Inc. (Semiconductors)	357	4,980
Microsemi Corp.* (Semiconductors)	612	20,158
Millennial Media, Inc.* (Advertising)	1,377	2,368
MiMedx Group, Inc.* (Healthcare - Products)	765	8,208
Minerals Technologies, Inc. (Chemicals)	204	13,209
MKS Instruments, Inc. (Semiconductors)	357	12,674
Mobile Mini, Inc. (Storage/Warehousing)	306	11,362
MobileIron, Inc.* (Software)	408	2,334
Modine Manufacturing Co.* (Auto Parts & Equipment)	408	4,133
ModusLink Global Solutions, Inc.* (Internet)	561	1,823
Molina Healthcare, Inc.* (Healthcare - Services)	204	15,388
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	8,870
MoneyGram International, Inc.* (Commercial Services)	306	3,121

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Monmouth Real Estate Investment Corp. - Class A (REIT)	459	$4,599
Monogram Residential Trust, Inc. (REIT)	1,122	10,479
Monolithic Power Systems, Inc. (Semiconductors)	255	13,186
Monotype Imaging Holdings, Inc. (Software)	306	7,629
Monro Muffler Brake, Inc. (Commercial Services)	204	12,903
Monster Worldwide, Inc.* (Commercial Services)	714	5,034
Moog, Inc.* - Class A (Aerospace/Defense)	255	17,049
Morgans Hotel Group Co.* (Lodging)	357	2,142
MRC Global, Inc.* (Oil & Gas Services)	663	8,520
MSA Safety, Inc. (Environmental Control)	204	10,537
Mueller Industries, Inc. (Metal Fabricate/Hardware)	357	11,556
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,071	9,564
Myers Industries, Inc. (Miscellaneous Manufacturing)	204	3,087
Myriad Genetics, Inc.* (Biotechnology)	459	15,660
Nanometrics, Inc.* (Semiconductors)	204	2,791
National Bank Holdings Corp. (Holding Companies - Diversified)	255	5,518
National CineMedia, Inc. (Entertainment)	459	7,115
National General Holdings Corp. (Insurance)	255	5,837
National Health Investors, Inc. (REIT)	255	16,639
National Penn Bancshares, Inc. (Banks)	918	9,841
National Storage Affiliates (REIT)	255	3,017
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	306	5,676
Natus Medical, Inc.* (Healthcare - Products)	204	9,213
Nautilus, Inc.* (Leisure Time)	255	5,388
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,683	2,895
Navigant Consulting, Inc.* (Commercial Services)	357	5,612
Navios Maritime Acquisition Corp. (Transportation)	816	3,231
Navios Maritime Holdings, Inc. (Transportation)	816	3,019
Navistar International Corp.* (Auto Manufacturers)	357	6,262
NBT Bancorp, Inc. (Banks)	306	8,271
NCI Building Systems, Inc.* (Building Materials)	255	3,302
Nektar Therapeutics* (Pharmaceuticals)	867	10,933
Nelnet, Inc. - Class A (Diversified Financial Services)	153	6,027
Neogen Corp.* (Pharmaceuticals)	255	14,838
NeoGenomics, Inc.* (Biotechnology)	561	3,428
NeoPhotonics Corp.* (Telecommunications)	306	2,711
NETGEAR, Inc.* (Telecommunications)	255	8,540
NetScout Systems, Inc.* (Computers)	255	10,169
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	510	25,561
NeuStar, Inc.* - Class A (Telecommunications)	357	11,021
New Jersey Resources Corp. (Gas)	561	16,213
New Media Investment Group, Inc. (Internet)	306	5,205
New Residential Investment Corp. (REIT)	1,224	19,205
New Senior Investment Group, Inc. (REIT)	459	5,939
New York Mortgage Trust, Inc. (REIT)	816	6,104
New York REIT, Inc. (REIT)	1,071	11,096
NewBridge Bancorp (Banks)	357	3,145
Newpark Resources, Inc.* (Oil & Gas Services)	663	4,793
Newport Corp.* (Electronics)	306	4,847
NewStar Financial, Inc.* (Diversified Financial Services)	255	2,950
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	11,701
NIC, Inc. (Internet)	459	8,280
Nimble Storage, Inc.* (Computers)	357	9,860
NMI Holdings, Inc.* - Class A (Insurance)	459	3,672
Nobilis Health Corp.* (Healthcare - Services)	357	2,103
Nordic American Tankers, Ltd. (Transportation)	612	9,192
North Atlantic Drilling, Ltd. (Oil & Gas)	1,479	1,391
Northern Oil & Gas, Inc.* (Oil & Gas)	561	2,670
Northfield Bancorp, Inc. (Savings & Loans)	357	5,376
Northwest Bancshares, Inc. (Savings & Loans)	663	8,414
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	408	4,659
Northwest Natural Gas Co. (Gas)	204	8,831
NorthWestern Corp. (Electric)	306	16,475
Novatel Wireless, Inc.* (Telecommunications)	561	1,386
Novavax, Inc.* (Biotechnology)	1,683	20,297
NRG Yield, Inc. - Class A (Electric)	255	5,026
NRG Yield, Inc. - Class C (Electric)	255	4,919
Nutrisystem, Inc. (Commercial Services)	204	6,130
NuVasive, Inc.* (Healthcare - Products)	306	16,833
NxStage Medical, Inc.* (Healthcare - Products)	459	6,555
Oasis Petroleum, Inc.* (Oil & Gas)	918	8,840
Ocata Therapeutics, Inc.* (Biotechnology)	459	2,061
Oclaro, Inc.* (Telecommunications)	1,071	2,463
Ocwen Financial Corp.* (Diversified Financial Services)	765	6,449
OFG Bancorp (Banks)	357	2,877
Oil States International, Inc.* (Oil & Gas Services)	357	10,749
Old National Bancorp (Banks)	765	11,008
Old Second Bancorp, Inc.* (Banks)	357	2,324
Olin Corp. (Chemicals)	510	11,725
OM Asset Management PLC (Diversified Financial Services)	204	3,605

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
OM Group, Inc. (Chemicals)	204	$6,912
Omeros Corp.* (Biotechnology)	255	4,106
Omnicell, Inc.* (Software)	255	9,313
OmniVision Technologies, Inc.* (Semiconductors)	408	9,963
OMNOVA Solutions, Inc.* (Chemicals)	408	2,640
On Assignment, Inc.* (Commercial Services)	357	13,680
Oncothyreon, Inc.* (Biotechnology)	918	3,342
ONE Gas, Inc. (Gas)	357	16,076
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	2,958
Ophthotech Corp.* (Pharmaceuticals)	153	10,357
OPOWER, Inc.* (Software)	255	2,563
OraSure Technologies, Inc.* (Healthcare - Products)	561	2,771
ORBCOMM, Inc.* (Telecommunications)	510	3,142
Orbitz Worldwide, Inc.* (Internet)	765	8,629
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	867	3,468
Organovo Holdings, Inc.* (Biotechnology)	765	2,586
Orion Marine Group, Inc.* (Engineering & Construction)	357	2,585
Oritani Financial Corp. (Savings & Loans)	357	5,608
Ormat Technologies, Inc. (Electric)	255	10,373
Otter Tail Corp. (Electric)	255	6,609
OvaScience, Inc.* (Biotechnology)	153	4,361
Owens & Minor, Inc. (Pharmaceuticals)	408	14,345
P.H. Glatfelter Co. (Forest Products & Paper)	306	6,245
Pacific Biosciences of California, Inc.* (Biotechnology)	612	3,482
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	255	1,882
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	16,937
Papa John’s International, Inc. (Retail)	204	15,414
PAREXEL International Corp.* (Commercial Services)	357	24,619
Park Sterling Corp. (Banks)	459	3,323
Parker Drilling Co.* (Oil & Gas)	1,071	2,720
Parkway Properties, Inc. (REIT)	561	10,064
Parsley Energy, Inc.* - Class A (Oil & Gas)	561	8,112
Party City Holdco, Inc.* (Retail)	204	4,206
Pattern Energy Group, Inc. (Energy-Alternate Sources)	357	8,723
Paycom Software, Inc.* (Software)	204	6,528
PDC Energy, Inc.* (Oil & Gas)	255	11,972
PDF Solutions, Inc.* (Software)	255	3,573
PDL BioPharma, Inc. (Biotechnology)	1,173	6,827
Peabody Energy Corp. (Coal)	2,142	2,570
Pebblebrook Hotel Trust (REIT)	459	18,681
Pegasystems, Inc. (Software)	255	6,908
Pendrell Corp.* (Commercial Services)	1,836	2,534
Penn National Gaming, Inc.* (Entertainment)	561	10,704
Penn Virginia Corp.* (Oil & Gas)	714	957
Pennsylvania Real Estate Investment Trust (REIT)	459	10,061
PennyMac Mortgage Investment Trust (REIT)	510	9,058
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,040	2,509
Perficient, Inc.* (Internet)	255	4,139
Performance Sports Group, Ltd.* (Leisure Time)	357	5,862
Pericom Semiconductor Corp. (Semiconductors)	204	2,442
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	510	2,540
PGT, Inc.* (Building Materials)	357	5,737
PharMerica Corp.* (Pharmaceuticals)	204	6,971
PHH Corp.* (Diversified Financial Services)	357	8,911
Photronics, Inc.* (Semiconductors)	510	4,208
Physicians Realty Trust (REIT)	510	8,180
PICO Holdings, Inc.* (Water)	204	2,515
Piedmont Natural Gas Co., Inc. (Gas)	510	19,386
Pier 1 Imports, Inc. (Retail)	612	7,228
Pinnacle Entertainment, Inc.* (Entertainment)	408	15,708
Pinnacle Financial Partners, Inc. (Banks)	255	13,538
Pioneer Energy Services Corp.* (Oil & Gas Services)	561	2,053
Plantronics, Inc. (Telecommunications)	255	14,810
Plexus Corp.* (Electronics)	204	7,781
Plug Power, Inc.* (Energy-Alternate Sources)	1,479	3,831
PMC-Sierra, Inc.* (Semiconductors)	1,173	7,988
PNM Resources, Inc. (Electric)	510	13,454
Polycom, Inc.* (Telecommunications)	918	10,447
PolyOne Corp. (Chemicals)	561	19,225
Polypore International, Inc.* (Miscellaneous Manufacturing)	306	18,397
Pool Corp. (Distribution/Wholesale)	255	17,957
Popeyes Louisiana Kitchen, Inc.* (Retail)	153	9,284
Portland General Electric Co. (Electric)	510	18,365
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	306	15,129
Post Holdings, Inc.* (Food)	357	19,184
Potbelly Corp.* (Retail)	204	2,783
Potlatch Corp. (REIT)	255	8,928
Power Integrations, Inc. (Semiconductors)	204	7,907
PowerSecure International, Inc.* (Electrical Components & Equipment)	204	3,089
POZEN, Inc.* (Pharmaceuticals)	306	3,550
PRA Group, Inc.* (Diversified Financial Services)	306	19,446
Preferred Apartment Communities, Inc. - Class A (REIT)	255	2,889
Premiere Global Services, Inc.* (Telecommunications)	408	4,402
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	357	17,000

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Primerica, Inc. (Insurance)	306	$13,840
Primoris Services Corp. (Pipelines)	306	5,554
PrivateBancorp, Inc. (Banks)	510	21,083
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	612	5,300
Progress Software Corp.* (Software)	357	10,596
Proofpoint, Inc.* (Software)	255	16,499
PROS Holdings, Inc.* (Software)	204	4,461
Prosperity Bancshares, Inc. (Banks)	408	22,273
Prothena Corp. PLC* (Biotechnology)	204	13,458
Proto Labs, Inc.* (Miscellaneous Manufacturing)	153	11,531
Provident Financial Services, Inc. (Savings & Loans)	459	9,006
PTC Therapeutics, Inc.* (Biotechnology)	204	10,447
Qlik Technologies, Inc.* (Software)	561	22,698
QLogic Corp.* (Semiconductors)	612	5,428
QTS Realty Trust, Inc. - Class A (REIT)	153	6,350
Quad/Graphics, Inc. (Commercial Services)	255	4,195
Quality Distribution, Inc.* (Transportation)	255	4,057
Quality Systems, Inc. (Software)	357	4,552
Qualys, Inc.* (Computers)	153	5,655
Quanex Building Products Corp. (Building Materials)	255	5,120
Quantum Corp.* (Computers)	1,989	2,108
Quidel Corp.* (Healthcare - Products)	204	4,225
QuinStreet, Inc.* (Internet)	408	2,375
Radian Group, Inc. (Insurance)	1,173	21,654
Radiant Logistics, Inc.* (Transportation)	306	1,943
Radius Health, Inc.* (Pharmaceuticals)	204	15,977
RadNet, Inc.* (Healthcare - Services)	408	2,730
RAIT Financial Trust (REIT)	663	3,474
Rambus, Inc.* (Semiconductors)	765	10,014
Ramco-Gershenson Properties Trust (REIT)	561	9,503
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	561	7,989
Raven Industries, Inc. (Miscellaneous Manufacturing)	255	4,955
Rayonier Advanced Materials, Inc. (Chemicals)	306	4,299
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	153	10,366
RCS Capital Corp.* - Class A (Diversified Financial Services)	459	2,676
Real Industry, Inc.* (Investment Companies)	255	2,910
RealD, Inc.* (Computers)	357	4,480
RealNetworks, Inc.* (Internet)	357	1,671
RealPage, Inc.* (Software)	357	6,854
Redwood Trust, Inc. (REIT)	561	8,696
Regis Corp.* (Retail)	306	4,477
Regulus Therapeutics, Inc.* (Pharmaceuticals)	306	2,509
Relypsa, Inc.* (Pharmaceuticals)	204	6,754
Remy International, Inc. (Auto Parts & Equipment)	204	6,038
Renasant Corp. (Banks)	204	6,559
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	357	3,641
Rent-A-Center, Inc. (Commercial Services)	357	9,564
Rentech, Inc.* (Chemicals)	2,397	1,825
Repligen Corp.* (Biotechnology)	204	7,142
Republic Airways Holdings, Inc.* (Airlines)	408	2,056
Resource Capital Corp. (REIT)	1,071	3,834
Resources Connection, Inc. (Commercial Services)	306	4,844
Restoration Hardware Holdings, Inc.* (Retail)	204	20,698
Retail Opportunity Investments Corp. (REIT)	612	10,496
RetailMeNot, Inc.* (Internet)	306	4,636
Retrophin, Inc.* (Biotechnology)	255	8,094
Rex Energy Corp.* (Oil & Gas)	510	1,142
Rexford Industrial Realty, Inc. (REIT)	408	5,945
Rexnord Corp.* (Metal Fabricate/Hardware)	663	14,055
Rigel Pharmaceuticals, Inc.* (Biotechnology)	867	2,584
RingCentral, Inc.* - Class A (Internet)	357	7,033
RLI Corp. (Insurance)	255	14,084
RLJ Lodging Trust (REIT)	816	24,341
Roadrunner Transportation Systems, Inc.* (Transportation)	204	5,341
Rocket Fuel, Inc.* (Internet)	306	2,332
Rockwell Medical, Inc.* (Healthcare - Products)	357	4,927
Rofin-Sinar Technologies, Inc.* (Electronics)	204	5,088
Rouse Properties, Inc. (REIT)	306	5,386
Rovi Corp.* (Semiconductors)	612	6,726
RPX Corp.* (Commercial Services)	408	6,316
RSP Permian, Inc.* (Oil & Gas)	357	8,854
RTI Surgical, Inc.* (Biotechnology)	510	3,713
Ruby Tuesday, Inc.* (Retail)	561	4,118
Ruckus Wireless, Inc.* (Telecommunications)	561	6,917
Rudolph Technologies, Inc.* (Semiconductors)	306	3,433
Rush Enterprises, Inc.* - Class A (Retail)	255	6,500
Ruth’s Hospitality Group, Inc. (Retail)	306	5,364
Ryman Hospitality Properties, Inc. (REIT)	255	14,581
S&T Bancorp, Inc. (Banks)	255	7,885
Sabra Health Care REIT, Inc. (REIT)	408	11,158
Safe Bulkers, Inc. (Transportation)	561	1,930
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	204	5,014
Saia, Inc.* (Transportation)	204	8,858
Sanchez Energy Corp.* (Oil & Gas)	408	2,991
Sanderson Farms, Inc. (Food)	153	11,018
SandRidge Energy, Inc.* (Oil & Gas)	3,774	1,951
Sandy Spring Bancorp, Inc. (Banks)	204	5,577

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Sangamo BioSciences, Inc.* (Biotechnology)	510	$4,667
Sanmina Corp.* (Electronics)	561	12,381
Sapiens International Corp. N.V. (Software)	255	2,736
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	306	9,768
ScanSource, Inc.* (Distribution/Wholesale)	204	7,717
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	204	3,205
Scholastic Corp. (Media)	204	8,790
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	204	8,099
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	408	3,717
Science Applications International Corp. (Computers)	306	16,426
Scientific Games Corp.* - Class A (Entertainment)	357	5,391
SciQuest, Inc.* (Software)	255	3,032
Scorpio Bulkers, Inc.* (Transportation)	1,785	3,231
Scorpio Tankers, Inc. (Transportation)	1,173	12,598
SeaChange International, Inc.* (Software)	357	2,460
Seacoast Banking Corp. of Florida* (Banks)	204	3,050
SeaSpine Holdings Corp.* (Healthcare - Products)	51	800
SeaWorld Entertainment, Inc. (Entertainment)	459	7,959
Select Comfort Corp.* (Home Furnishings)	357	9,296
Select Income REIT (REIT)	408	8,189
Select Medical Holdings Corp. (Healthcare - Services)	714	10,303
Selective Insurance Group, Inc. (Insurance)	357	10,999
SemGroup Corp. - Class A (Pipelines)	255	18,128
Semtech Corp.* (Semiconductors)	459	8,074
Senomyx, Inc.* (Food)	510	3,167
Sensient Technologies Corp. (Chemicals)	306	20,927
Sequenom, Inc.* (Biotechnology)	1,071	3,020
Sequential Brands Group, Inc.* (Apparel)	204	3,617
ServiceSource International, Inc.* (Commercial Services)	561	2,973
ServisFirst Bancshares, Inc. (Banks)	153	5,943
Seventy Seven Energy, Inc.* (Oil & Gas)	561	1,750
SFX Entertainment, Inc.* (Commercial Services)	561	1,784
Shenandoah Telecommunications Co. (Telecommunications)	204	7,014
Ship Finance International, Ltd. (Transportation)	408	6,826
ShoreTel, Inc.* (Telecommunications)	561	3,977
Shutterfly, Inc.* (Internet)	255	11,029
Sigma Designs, Inc.* (Semiconductors)	306	3,173
Silicon Graphics International Corp.* (Computers)	408	2,085
Silicon Laboratories, Inc.* (Semiconductors)	255	11,472
Silver Bay Realty Trust Corp. (REIT)	306	4,960
Silver Spring Networks, Inc.* (Computers)	306	3,427
Simmons First National Corp. - Class A (Banks)	204	9,272
Simpson Manufacturing Co., Inc. (Building Materials)	306	10,961
Sinclair Broadcast Group, Inc. - Class A (Media)	408	11,840
Skullcandy, Inc.* (Home Furnishings)	306	2,237
SkyWest, Inc. (Airlines)	357	5,912
Smart & Final Stores, Inc.* (Food)	204	3,550
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	408	6,618
Snyder’s-Lance, Inc. (Food)	306	9,951
Solazyme, Inc.* (Energy-Alternate Sources)	816	1,909
Sonic Automotive, Inc. - Class A (Retail)	255	5,939
Sonic Corp. (Retail)	357	10,610
Sonus Networks, Inc.* (Telecommunications)	459	3,704
Sorrento Therapeutics, Inc.* (Pharmaceuticals)	255	5,299
Sotheby’s - Class A (Commercial Services)	408	17,066
South Jersey Industries, Inc. (Gas)	459	11,126
South State Corp. (Banks)	153	11,891
Southside Bancshares, Inc. (Banks)	204	5,573
Southwest Gas Corp. (Gas)	306	17,240
Sovran Self Storage, Inc. (REIT)	204	19,423
SpartanNash Co. (Food)	255	8,214
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	3,879
STAAR Surgical Co.* (Healthcare - Products)	357	3,131
STAG Industrial, Inc. (REIT)	459	9,015
Stage Stores, Inc. (Retail)	255	4,488
Standard Pacific Corp.* (Home Builders)	1,020	9,170
Starwood Waypoint Residential Trust (REIT)	255	6,242
State Bank Financial Corp. (Banks)	255	5,164
State National Cos., Inc. (Insurance)	306	3,323
Steelcase, Inc. - Class A (Office Furnishings)	561	10,014
Stein Mart, Inc. (Retail)	306	3,118
STERIS Corp. (Healthcare - Products)	357	24,679
Sterling Bancorp (Savings & Loans)	612	9,114
Steven Madden, Ltd.* (Apparel)	357	14,880
Stewart Information Services Corp. (Insurance)	153	6,291
Stifel Financial Corp.* (Diversified Financial Services)	408	22,420
Stillwater Mining Co.* (Mining)	816	7,768
Stone Energy Corp.* (Oil & Gas)	408	2,362
Stoneridge, Inc.* (Electronics)	255	3,103
STORE Capital Corp. (REIT)	255	5,355
Stratasys, Ltd.* (Computers)	357	10,971
Strategic Hotels & Resorts, Inc.* (REIT)	1,734	23,704

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	204	$4,445
Summit Hotel Properties, Inc. (REIT)	612	8,342
Summit Materials, Inc.* - Class A (Building Materials)	204	5,118
Sun Communities, Inc. (REIT)	306	21,270
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	5,419
SunCoke Energy, Inc. (Coal)	459	5,641
Sunstone Hotel Investors, Inc. (REIT)	1,326	18,657
Super Micro Computer, Inc.* (Computers)	255	6,801
Superior Industries International, Inc. (Auto Parts & Equipment)	204	3,452
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,409
SUPERVALU, Inc.* (Food)	1,683	15,517
Swift Transportation Co.* (Transportation)	561	13,363
Sykes Enterprises, Inc.* (Computers)	255	6,217
Symetra Financial Corp. (Insurance)	510	12,770
Synaptics, Inc.* (Computers)	255	20,242
Synchronoss Technologies, Inc.* (Software)	255	12,189
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	714	6,512
Synergy Resources Corp.* (Oil & Gas)	714	6,947
SYNNEX Corp. (Software)	204	15,429
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,020	2,162
Syntel, Inc.* (Computers)	204	8,913
Take-Two Interactive Software, Inc.* (Software)	561	17,716
TAL International Group, Inc. (Trucking & Leasing)	255	5,049
Talen Energy Corp.* (Electric)	561	8,825
Talmer Bancorp, Inc. - Class A (Banks)	408	6,650
Tangoe, Inc.* (Software)	306	3,372
TASER International, Inc.* (Electronics)	357	9,718
Taylor Morrison Home Corp.* - Class A (Home Builders)	255	4,909
Team Health Holdings, Inc.* (Commercial Services)	459	30,942
Tech Data Corp.* (Electronics)	255	14,874
Teekay Tankers, Ltd. - Class A (Transportation)	663	4,754
TeleCommunication Systems, Inc.* - Class A (Internet)	663	2,433
Teledyne Technologies, Inc.* (Aerospace/Defense)	204	21,149
Telenav, Inc.* (Telecommunications)	306	2,142
Tenneco, Inc.* (Auto Parts & Equipment)	357	17,782
Terreno Realty Corp. (REIT)	306	6,417
TESARO, Inc.* (Pharmaceuticals)	153	8,874
Tesco Corp. (Oil & Gas Services)	357	3,427
Tessera Technologies, Inc. (Semiconductors)	357	12,374
Tetra Tech, Inc. (Environmental Control)	408	10,869
TETRA Technologies, Inc.* (Oil & Gas Services)	663	3,156
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	255	12,125
Texas Capital Bancshares, Inc.* (Banks)	306	18,036
Texas Roadhouse, Inc. - Class A (Retail)	459	18,080
Textainer Group Holdings, Ltd. (Trucking & Leasing)	153	3,467
TG Therapeutics, Inc.* (Pharmaceuticals)	255	4,450
The Advisory Board Co.* (Commercial Services)	255	15,275
The Andersons, Inc. (Agriculture)	204	7,609
The Bancorp, Inc.* (Banks)	306	2,555
The Brink’s Co. (Commercial Services)	306	9,556
The Buckle, Inc. (Retail)	204	9,023
The Cato Corp. - Class A (Retail)	204	7,836
The Cheesecake Factory, Inc. (Retail)	306	17,668
The E.W. Scripps Co. - Class A (Media)	408	8,964
The Empire District Electric Co. (Electric)	306	7,041
The Ensign Group, Inc. (Healthcare - Services)	153	7,821
The Finish Line, Inc. - Class A (Retail)	306	8,412
The Fresh Market, Inc.* (Food)	306	9,333
The GEO Group, Inc. (REIT)	459	17,327
The Greenbrier Cos., Inc. (Trucking & Leasing)	204	9,333
The Hackett Group, Inc. (Commercial Services)	255	3,264
The KEYW Holding Corp.* (Computers)	306	2,488
The Laclede Group, Inc. (Gas)	255	13,798
The Medicines Co.* (Biotechnology)	408	12,807
The Men’s Wearhouse, Inc. (Retail)	306	18,213
The New York Times Co. - Class A (Media)	918	12,136
The Pep Boys - Manny, Moe & Jack* (Retail)	408	4,835
The Rubicon Project, Inc.* (Internet)	204	3,556
The Ryland Group, Inc. (Home Builders)	306	13,913
The Spectranetics Corp.* (Healthcare - Products)	306	5,233
The St Joe Co.* (Real Estate)	459	7,459
TherapeuticsMD, Inc.* (Pharmaceuticals)	918	7,151
Theravance Biopharma, Inc.* (Biotechnology)	255	3,198
Theravance, Inc. (Biotechnology)	561	8,595
Thermon Group Holdings, Inc.* (Oil & Gas Services)	255	6,153
Third Point Reinsurance, Ltd.* (Insurance)	561	8,336
Thoratec Corp.* (Healthcare - Products)	357	22,595
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	663	2,864
Tidewater, Inc. (Transportation)	306	5,976
Tile Shop Holdings, Inc.* (Retail)	255	3,641
Time, Inc. (Media)	714	15,936
TimkenSteel Corp. (Metal Fabricate/Hardware)	255	4,751

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Tiptree Financial, Inc. - Class A (Holding Companies - Diversified)	357	$2,103
Titan International, Inc. (Auto Parts & Equipment)	357	3,334
TiVo, Inc.* (Home Furnishings)	663	6,603
Tornier N.V.* (Healthcare - Products)	255	6,347
TowneBank (Banks)	357	6,301
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	408	1,338
TransEnterix, Inc.* (Healthcare - Products)	612	2,001
Travelport Worldwide, Ltd. (Commercial Services)	714	9,104
Tredegar Corp. (Miscellaneous Manufacturing)	204	3,439
TreeHouse Foods, Inc.* (Food)	255	20,900
Trevena, Inc.* (Pharmaceuticals)	357	2,078
Trex Co., Inc.* (Building Materials)	204	9,255
TRI Pointe Group, Inc.* (Home Builders)	1,020	15,096
Triangle Petroleum Corp.* (Oil & Gas)	510	1,892
Tribune Publishing Co. (Media)	255	3,797
TriCo Bancshares (Banks)	204	5,057
TriMas Corp.* (Miscellaneous Manufacturing)	306	7,191
TriNet Group, Inc.* (Commercial Services)	306	8,225
Triple-S Management Corp.* (Healthcare - Services)	204	4,402
Tronox, Ltd. (Chemicals)	459	5,040
Trovagene, Inc.* (Biotechnology)	255	2,009
TrueBlue, Inc.* (Commercial Services)	306	7,883
TrueCar, Inc.* (Internet)	408	2,660
TrustCo Bank Corp. (Banks)	714	4,448
Trustmark Corp. (Banks)	459	11,034
TTM Technologies, Inc.* (Electronics)	459	4,191
Tuesday Morning Corp.* (Retail)	357	3,349
Tumi Holdings, Inc.* (Household Products/Wares)	408	7,854
Tutor Perini Corp.* (Engineering & Construction)	255	5,337
Tyler Technologies, Inc.* (Software)	204	28,465
U.S. Silica Holdings, Inc. (Mining)	357	8,040
Ubiquiti Networks, Inc. (Telecommunications)	204	6,573
UIL Holdings Corp. (Electric)	357	17,115
Ultra Clean Holdings, Inc.* (Semiconductors)	357	2,706
Ultra Petroleum Corp.* (Oil & Gas)	969	7,539
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	204	24,669
Ultratech, Inc.* (Semiconductors)	204	3,248
UMB Financial Corp. (Banks)	255	13,979
UMH Properties, Inc. (REIT)	255	2,448
Umpqua Holdings Corp. (Banks)	1,377	24,428
Unilife Corp.* (Healthcare - Products)	1,224	2,154
Union Bankshares Corp. (Banks)	306	7,552
Unisys Corp.* (Computers)	357	5,666
Unit Corp.* (Oil & Gas)	357	7,044
United Bankshares, Inc. (Banks)	459	18,603
United Community Banks, Inc. (Banks)	357	7,451
United Community Financial Corp. (Savings & Loans)	510	2,632
United Development Funding IV (REIT)	255	4,626
United Financial Bancorp, Inc. (Savings & Loans)	357	4,816
United Natural Foods, Inc.* (Food)	306	13,932
Universal American Corp.* (Healthcare - Services)	408	3,782
Universal Corp. (Agriculture)	153	8,729
Universal Display Corp.* (Electrical Components & Equipment)	255	12,166
Universal Insurance Holdings, Inc. (Insurance)	255	6,992
Uranium Energy Corp.* (Mining)	1,275	1,709
Urban Edge Properties (REIT)	561	12,045
Urstadt Biddle Properties, Inc. - Class A (REIT)	204	3,896
UTi Worldwide, Inc.* (Transportation)	663	5,569
Vail Resorts, Inc. (Entertainment)	204	22,376
Valley National Bancorp (Banks)	1,479	14,672
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	357	4,370
VASCO Data Security International, Inc.* (Internet)	204	4,160
Vector Group, Ltd. (Agriculture)	510	12,913
Veeco Instruments, Inc.* (Semiconductors)	255	6,599
Verastem, Inc.* (Biotechnology)	357	2,606
Verint Systems, Inc.* (Software)	357	20,785
Versartis, Inc.* (Biotechnology)	204	3,692
ViaSat, Inc.* (Telecommunications)	255	15,810
Violin Memory, Inc.* (Computers)	1,020	2,407
Virgin America, Inc.* (Airlines)	204	6,801
VirnetX Holding Corp.* (Internet)	561	2,597
Virtusa Corp.* (Computers)	204	9,780
Vishay Intertechnology, Inc. (Electronics)	918	10,539
Vitamin Shoppe, Inc.* (Retail)	204	7,499
VIVUS, Inc.* (Pharmaceuticals)	1,122	1,694
Vocera Communications, Inc.* (Computers)	255	3,162
Vonage Holdings Corp.* (Telecommunications)	1,326	8,473
W&T Offshore, Inc. (Oil & Gas)	408	1,538
Wabash National Corp.* (Auto Manufacturers)	510	7,007
WageWorks, Inc.* (Diversified Financial Services)	255	12,737
Walker & Dunlop, Inc.* (Banks)	204	4,886
Walter Investment Management Corp.* (Diversified Financial Services)	255	5,559
Washington Federal, Inc. (Savings & Loans)	612	14,247
Washington Real Estate Investment Trust (REIT)	459	12,320
Waterstone Financial, Inc. (Savings & Loans)	255	3,292

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Watts Water Technologies, Inc. - Class A (Electronics)	204	$11,314
Wausau Paper Corp. (Household Products/Wares)	357	3,156
Web.com Group, Inc.* (Internet)	306	7,616
WebMD Health Corp.* (Internet)	255	11,112
Webster Financial Corp. (Banks)	561	21,688
Weight Watchers International, Inc.* (Commercial Services)	408	1,632
WellCare Health Plans, Inc.* (Healthcare - Services)	255	20,604
Werner Enterprises, Inc. (Transportation)	306	8,641
WesBanco, Inc. (Banks)	255	8,471
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	459	6,605
West Corp. (Telecommunications)	357	10,299
West Pharmaceutical Services, Inc. (Healthcare - Products)	459	27,480
Westamerica Bancorp (Banks)	153	7,494
Western Alliance Bancorp* (Banks)	510	17,253
Western Asset Mortgage Capital Corp. (REIT)	306	4,244
Western Refining, Inc. (Oil & Gas)	459	20,270
WGL Holdings, Inc. (Gas)	306	17,105
Whitestone REIT (REIT)	204	2,638
Wilshire Bancorp, Inc. (Banks)	510	5,926
Windstream Holdings, Inc. (Telecommunications)	765	3,710
Winnebago Industries, Inc. (Home Builders)	204	4,555
Wintrust Financial Corp. (Banks)	306	16,500
WisdomTree Investments, Inc. (Diversified Financial Services)	714	17,780
Wolverine World Wide, Inc. (Apparel)	663	19,438
Woodward, Inc. (Electronics)	408	20,139
World Wrestling Entertainment, Inc. - Class A (Media)	255	4,990
Worthington Industries, Inc. (Iron/Steel)	306	8,280
Wright Medical Group, Inc.* (Healthcare - Products)	357	9,225
WSFS Financial Corp. (Savings & Loans)	204	5,857
Xcerra Corp.* (Semiconductors)	459	2,885
Xencor, Inc.* (Pharmaceuticals)	204	4,568
Xenia Hotels & Resorts, Inc. (Real Estate)	714	14,800
XenoPort, Inc.* (Pharmaceuticals)	561	4,095
XO Group, Inc.* (Internet)	255	3,782
XOMA Corp.* (Biotechnology)	816	596
Xoom Corp.* (Commercial Services)	255	6,337
XPO Logistics, Inc.* (Transportation)	459	19,898
Yadkin Financial Corp.* (Banks)	204	4,378
YRC Worldwide, Inc.* (Transportation)	306	5,906
ZAGG, Inc.* (Electronics)	306	2,378
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	357	12,263
Zendesk, Inc.* (Internet)	357	7,365
ZIOPHARM Oncology, Inc.* (Biotechnology)	459	6,132
Zix Corp.* (Internet)	918	4,480
Zoe’s Kitchen, Inc.* (Retail)	204	9,149
Zogenix, Inc.* (Pharmaceuticals)	204	3,939
ZS Pharma, Inc.* (Pharmaceuticals)	816	48,740
Zumiez, Inc.* (Retail)	408	10,649
TOTAL COMMON STOCKS (Cost $9,099,585)		10,863,280

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*+^(b) (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.*+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—

TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d)(67.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%-0.11%, dated 7/31/15, due 8/3/15, total to be received $18,052,136	$18,052,000	$18,052,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,052,000)		18,052,000

TOTAL INVESTMENT SECURITIES (Cost $27,158,918) - 107.5%		28,922,613
Net other assets (liabilities) - (7.5)%		(2,027,081)

NET ASSETS - 100.0%		$26,895,532

§	Amount is less than $0.50.
†	Number of shares is less than 0.50
*	Non-income producing security
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2015, these securities represented 0.027% of the net assets of the fund.
^	The Advisor has deemed this security to be illiquid. As of July 31, 2015, these securities represented 0.027% of the net assets of the fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $1,756,000.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	30	9/21/15	$3,706,500	$(78,420)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	8/27/15	0.05%		$7,182,693	$95,950
Russell 2000 Index	UBS AG	8/27/15	0.00	%+	5,104,866	143,179
					$12,287,559	$239,129

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
+	Amount is less than 0.005%

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

Small-Cap ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$18,062	0.1%
Aerospace/Defense	129,471	0.5%
Agriculture	29,251	0.1%
Airlines	22,524	0.1%
Apparel	101,290	0.4%
Auto Manufacturers	13,269	NM
Auto Parts & Equipment	121,836	0.5%
Banks	817,075	3.0%
Biotechnology	470,581	1.7%
Building Materials	132,356	0.5%
Chemicals	183,937	0.7%
Coal	10,158	NM
Commercial Services	530,019	2.0%
Computers	339,042	1.3%
Cosmetics/Personal Care	2,688	NM
Distribution/Wholesale	61,519	0.2%
Diversified Financial Services	298,291	1.1%
Electric	239,631	0.9%
Electrical Components & Equipment	95,171	0.4%
Electronics	231,621	0.9%
Energy-Alternate Sources	36,322	0.1%
Engineering & Construction	82,415	0.3%
Entertainment	123,466	0.5%
Environmental Control	24,320	0.1%
Food	179,915	0.7%
Forest Products & Paper	14,344	0.1%
Gas	119,775	0.4%
Hand/Machine Tools	8,831	NM
Healthcare - Products	429,457	1.6%
Healthcare - Services	174,519	0.6%
Holding Companies - Diversified	15,615	0.1%
Home Builders	87,122	0.3%
Home Furnishings	43,142	0.2%
Household Products/Wares	39,190	0.1%
Housewares	5,693	NM
Insurance	279,745	1.0%
Internet	247,718	0.9%
Investment Companies	6,749	NM
Iron/Steel	41,629	0.2%
Leisure Time	39,857	0.1%
Lodging	53,699	0.2%
Machinery-Diversified	33,849	0.1%
Media	146,424	0.5%
Metal Fabricate/Hardware	65,136	0.2%
Mining	47,477	0.2%
Miscellaneous Manufacturing	154,333	0.6%
Multi-National	5,614	NM
Office Furnishings	60,652	0.2%
Oil & Gas	180,799	0.7%
Oil & Gas Services	101,344	0.4%
Packaging & Containers	42,697	0.2%
Pharmaceuticals	629,230	2.3%
Pipelines	23,682	0.1%
Real Estate	71,629	0.3%
REIT	1,039,823	3.8%
Retail	627,415	2.3%
Savings & Loans	175,918	0.7%
Semiconductors	366,372	1.4%
Software	549,305	2.0%
Storage/Warehousing	17,967	0.1%
Telecommunications	341,139	1.3%
Transportation	250,612	0.9%
Trucking & Leasing	17,849	0.1%
Water	20,032	0.1%
Other **	16,024,919	59.6%
Total	$26,895,532	100.0%

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2015

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (64.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,080	$314,787
Abbott Laboratories (Pharmaceuticals)	4,880	247,367
AbbVie, Inc. (Pharmaceuticals)	5,640	394,856
Accenture PLC - Class A (Computers)	2,040	210,344
ACE, Ltd. (Insurance)	1,080	117,472
Adobe Systems, Inc.* (Software)	1,560	127,904
Advance Auto Parts, Inc. (Retail)	240	41,810
Aetna, Inc. (Healthcare - Services)	1,160	131,045
Affiliated Managers Group, Inc.* (Diversified Financial Services)	160	33,264
Aflac, Inc. (Insurance)	1,440	92,232
Agilent Technologies, Inc. (Electronics)	1,080	44,226
AGL Resources, Inc. (Gas)	400	19,232
Air Products & Chemicals, Inc. (Chemicals)	640	91,206
Airgas, Inc. (Chemicals)	240	24,485
Akamai Technologies, Inc.* (Software)	600	46,026
Alcoa, Inc. (Mining)	4,000	39,480
Alexion Pharmaceuticals, Inc.* (Biotechnology)	720	142,157
Allegion PLC (Electronics)	320	20,230
Allergan PLC* (Pharmaceuticals)	1,280	423,873
Alliance Data Systems Corp.* (Diversified Financial Services)	200	55,008
Altera Corp. (Semiconductors)	1,000	49,660
Altria Group, Inc. (Agriculture)	6,440	350,207
Amazon.com, Inc.* (Internet)	1,240	664,826
Ameren Corp. (Electric)	800	32,864
American Airlines Group, Inc. (Airlines)	2,280	91,428
American Electric Power Co., Inc. (Electric)	1,600	90,512
American Express Co. (Diversified Financial Services)	2,880	219,054
American International Group, Inc. (Insurance)	4,360	279,563
American Tower Corp. (REIT)	1,400	133,154
Ameriprise Financial, Inc. (Diversified Financial Services)	600	75,402
AmerisourceBergen Corp. (Pharmaceuticals)	680	71,910
AMETEK, Inc. (Electrical Components & Equipment)	800	42,440
Amgen, Inc. (Biotechnology)	2,480	437,943
Amphenol Corp. - Class A (Electronics)	1,000	56,410
Anadarko Petroleum Corp. (Oil & Gas)	1,680	124,908
Analog Devices, Inc. (Semiconductors)	1,040	60,663
Anthem, Inc. (Healthcare - Services)	880	135,757
Aon PLC (Insurance)	920	92,708
Apache Corp. (Oil & Gas)	1,240	56,866
Apartment Investment & Management Co. - Class A (REIT)	520	20,322
Apple, Inc. (Computers)	18,880	2,290,145
Applied Materials, Inc. (Semiconductors)	4,040	70,134
Archer-Daniels-Midland Co. (Agriculture)	2,040	96,737
Assurant, Inc. (Insurance)	240	17,904
AT&T, Inc. (Telecommunications)	20,080	697,580
Autodesk, Inc.* (Software)	760	38,441
Automatic Data Processing, Inc. (Commercial Services)	1,560	124,441
AutoNation, Inc.* (Retail)	240	14,962
AutoZone, Inc.* (Retail)	120	84,113
Avago Technologies, Ltd. (Semiconductors)	840	105,118
AvalonBay Communities, Inc. (REIT)	440	75,830
Avery Dennison Corp. (Household Products/Wares)	280	17,038
Baker Hughes, Inc. (Oil & Gas Services)	1,440	83,736
Ball Corp. (Packaging & Containers)	440	29,850
Bank of America Corp. (Banks)	34,440	615,787
Baxalta, Inc.* (Pharmaceuticals)	1,800	59,094
Baxter International, Inc. (Healthcare - Products)	1,800	72,144
BB&T Corp. (Banks)	2,400	96,648
Becton, Dickinson & Co. (Healthcare - Products)	680	103,463
Bed Bath & Beyond, Inc.* (Retail)	560	36,529
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,000	856,439
Best Buy Co., Inc. (Retail)	960	30,998
Biogen, Inc.* (Biotechnology)	760	242,273
BlackRock, Inc. (Diversified Financial Services)	400	134,528
BorgWarner, Inc. (Auto Parts & Equipment)	760	37,780
Boston Properties, Inc. (REIT)	520	64,106
Boston Scientific Corp.* (Healthcare - Products)	4,400	76,296
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,480	359,707
Broadcom Corp. - Class A (Semiconductors)	1,800	91,098
Brown-Forman Corp. - Class B (Beverages)	520	56,373
C.H. Robinson Worldwide, Inc. (Transportation)	480	33,672
C.R. Bard, Inc. (Healthcare - Products)	240	47,196
CA, Inc. (Software)	1,040	30,300
Cablevision Systems Corp. - Class A (Media)	720	20,318
Cabot Oil & Gas Corp. (Oil & Gas)	1,360	35,578
Cameron International Corp.* (Oil & Gas Services)	640	32,294
Campbell Soup Co. (Food)	600	29,586
Capital One Financial Corp. (Banks)	1,800	146,340
Cardinal Health, Inc. (Pharmaceuticals)	1,080	91,778
CarMax, Inc.* (Retail)	680	43,867
Carnival Corp. - Class A (Leisure Time)	1,480	78,869
Caterpillar, Inc. (Machinery - Construction & Mining)	1,960	154,115
CBRE Group, Inc.* - Class A (Real Estate)	920	34,932
CBS Corp. - Class B (Media)	1,480	79,136
Celgene Corp.* (Biotechnology)	2,600	341,250
CenterPoint Energy, Inc. (Gas)	1,400	27,076
CenturyLink, Inc. (Telecommunications)	1,840	52,624

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares		Value
Cerner Corp.* (Software)	1,000		$71,720
CF Industries Holdings, Inc. (Chemicals)	760		44,992
Chesapeake Energy Corp. (Oil & Gas)	1,680		14,549
Chevron Corp. (Oil & Gas)	6,160		545,037
Chipotle Mexican Grill, Inc.* (Retail)	120		89,068
Cigna Corp. (Healthcare - Services)	840		121,010
Cimarex Energy Co. (Oil & Gas)	320		33,318
Cincinnati Financial Corp. (Insurance)	480		26,501
Cintas Corp. (Commercial Services)	320		27,360
Cisco Systems, Inc. (Telecommunications)	16,680		474,046
Citigroup, Inc. (Banks)	9,960		582,262
Citrix Systems, Inc.* (Software)	520		39,317
CME Group, Inc. (Diversified Financial Services)	1,040		99,882
CMS Energy Corp. (Electric)	920		31,519
Coach, Inc. (Retail)	920		28,704
Coca-Cola Enterprises, Inc. (Beverages)	720		36,778
Cognizant Technology Solutions Corp.* (Computers)	2,000		126,200
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,800		190,456
Columbia Pipeline Group, Inc. (Pipelines)	1,040		30,347
Comcast Corp. - Class A (Media)	8,240		514,258
Comerica, Inc. (Banks)	600		28,458
Computer Sciences Corp. (Computers)	440		28,789
ConAgra Foods, Inc. (Food)	1,400		61,684
ConocoPhillips (Oil & Gas)	4,040		203,374
CONSOL Energy, Inc. (Coal)	760		12,555
Consolidated Edison, Inc. (Electric)	960		61,046
Constellation Brands, Inc. (Beverages)	560		67,211
Corning, Inc. (Electronics)	4,120		76,961
Costco Wholesale Corp. (Retail)	1,440		209,232
Crown Castle International Corp. (REIT)	1,120		91,739
CSX Corp. (Transportation)	3,240		101,347
Cummins, Inc. (Machinery-Diversified)	560		72,537
CVS Health Corp. (Retail)	3,720		418,388
D.R. Horton, Inc. (Home Builders)	1,080		32,065
Danaher Corp. (Healthcare - Products)	2,000		183,120
Darden Restaurants, Inc. (Retail)	400		29,504
DaVita HealthCare Partners, Inc.* (Healthcare - Services)	560		44,257
Deere & Co. (Machinery-Diversified)	1,080		102,136
Delphi Automotive PLC (Auto Parts & Equipment)	960		74,957
Delta Air Lines, Inc. (Airlines)	2,680		118,831
DENTSPLY International, Inc. (Healthcare - Products)	440		25,040
Devon Energy Corp. (Oil & Gas)	1,280		63,258
Diamond Offshore Drilling, Inc. (Oil & Gas)	240		5,268
Discover Financial Services (Diversified Financial Services)	1,440		80,366
Discovery Communications, Inc.* - Class A (Media)	480		15,850
Discovery Communications, Inc.* - Class C (Media)	840		25,452
Dollar General Corp. (Retail)	960		77,155
Dollar Tree, Inc.* (Retail)	720		56,182
Dominion Resources, Inc. (Electric)	1,960		140,531
Dover Corp. (Miscellaneous Manufacturing)	520		33,316
Dr. Pepper Snapple Group, Inc. (Beverages)	640		51,341
DTE Energy Co. (Electric)	600		48,276
Duke Energy Corp. (Electric)	2,280		169,221
E*TRADE Financial Corp.* (Diversified Financial Services)	960		27,283
E.I. du Pont de Nemours & Co. (Chemicals)	2,960		165,050
Eastman Chemical Co. (Chemicals)	480		37,632
Eaton Corp. PLC (Miscellaneous Manufacturing)	1,520		92,082
eBay, Inc.* (Internet)	3,640		102,357
Ecolab, Inc. (Chemicals)	880		101,913
Edison International (Electric)	1,080		64,811
Edwards Lifesciences Corp.* (Healthcare - Products)	360		54,778
Electronic Arts, Inc.* (Software)	1,000		71,550
Eli Lilly & Co. (Pharmaceuticals)	3,200		270,432
EMC Corp. (Computers)	6,360		171,020
Emerson Electric Co. (Electrical Components & Equipment)	2,200		113,850
Endo International PLC* (Pharmaceuticals)	680		59,527
Ensco PLCADR - Class A (Oil & Gas)	760		12,601
Entergy Corp. (Electric)	600		42,612
EOG Resources, Inc. (Oil & Gas)	1,800		138,942
EQT Corp. (Oil & Gas)	480		36,888
Equifax, Inc. (Commercial Services)	400		40,852
Equinix, Inc. (REIT)	200		55,782
Equity Residential (REIT)	1,200		89,772
Essex Property Trust, Inc. (REIT)	200		44,982
Eversource Energy (Electric)	1,040		51,709
Exelon Corp. (Electric)	2,840		91,136
Expedia, Inc. (Internet)	320		38,861
Expeditors International of Washington, Inc. (Transportation)	640		29,997
Express Scripts Holding Co.* (Pharmaceuticals)	2,400		216,168
Exxon Mobil Corp. (Oil & Gas)	13,720		1,086,762
F5 Networks, Inc.* (Internet)	240		32,194
Facebook, Inc.* - Class A (Internet)	6,920		650,548
Fastenal Co. (Distribution/Wholesale)	880		36,837
FedEx Corp. (Transportation)	880		150,850
Fidelity National Information Services, Inc. (Software)	920		60,196
Fifth Third Bancorp (Banks)	2,640		55,625
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Energy-Alternate Sources)	240		10,632
FirstEnergy Corp. (Electric)	1,400		47,544
Fiserv, Inc.* (Software)	760		66,014
FLIR Systems, Inc. (Electronics)	440		13,548
Flowserve Corp. (Machinery-Diversified)	440		20,676

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Fluor Corp. (Engineering & Construction)	480	$22,440
FMC Corp. (Chemicals)	440	21,358
FMC Technologies, Inc.* (Oil & Gas Services)	760	24,898
Ford Motor Co. (Auto Manufacturers)	13,040	193,383
Fossil Group, Inc.* (Distribution/Wholesale)	160	11,000
Franklin Resources, Inc. (Diversified Financial Services)	1,280	58,304
Freeport-McMoRan, Inc. (Mining)	3,400	39,950
Frontier Communications Corp. (Telecommunications)	3,800	17,936
GameStop Corp. - Class A (Retail)	360	16,506
Garmin, Ltd. (Electronics)	400	16,764
General Dynamics Corp. (Aerospace/Defense)	1,040	155,074
General Electric Co. (Miscellaneous Manufacturing)	33,040	862,344
General Growth Properties, Inc. (REIT)	2,080	56,451
General Mills, Inc. (Food)	1,960	114,092
General Motors Co. (Auto Manufacturers)	4,440	139,904
Genuine Parts Co. (Distribution/Wholesale)	480	42,696
Genworth Financial, Inc.* - Class A (Insurance)	1,640	11,496
Gilead Sciences, Inc. (Biotechnology)	4,840	570,443
Google, Inc.* - Class A (Internet)	920	604,899
Google, Inc.* - Class C (Internet)	960	600,586
H & R Block, Inc. (Commercial Services)	920	30,627
Halliburton Co. (Oil & Gas Services)	2,800	117,012
Hanesbrands, Inc. (Apparel)	1,320	40,960
Harley-Davidson, Inc. (Leisure Time)	680	39,644
Harman International Industries, Inc. (Home Furnishings)	240	25,838
Harris Corp. (Aerospace/Defense)	400	33,176
Hartford Financial Services Group, Inc. (Insurance)	1,360	64,668
Hasbro, Inc. (Toys/Games/Hobbies)	360	28,347
HCA Holdings, Inc.* (Healthcare - Services)	960	89,290
HCP, Inc. (REIT)	1,520	58,733
Health Care REIT, Inc. (REIT)	1,160	80,469
Helmerich & Payne, Inc. (Oil & Gas)	360	20,786
Henry Schein, Inc.* (Healthcare - Products)	280	41,434
Hess Corp. (Oil & Gas)	800	47,208
Hewlett-Packard Co. (Computers)	5,920	180,678
Honeywell International, Inc. (Electronics)	2,560	268,928
Hormel Foods Corp. (Food)	440	26,052
Hospira, Inc.* (Pharmaceuticals)	560	50,092
Host Hotels & Resorts, Inc. (REIT)	2,480	48,062
Hudson City Bancorp, Inc. (Savings & Loans)	1,600	16,496
Humana, Inc. (Healthcare - Services)	480	87,403
Huntington Bancshares, Inc. (Banks)	2,640	30,809
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,120	100,206
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	880	54,032
Intel Corp. (Semiconductors)	15,560	450,463
Intercontinental Exchange, Inc. (Diversified Financial Services)	360	82,094
International Business Machines Corp. (Computers)	3,000	485,971
International Flavors & Fragrances, Inc. (Chemicals)	280	32,365
International Paper Co. (Forest Products & Paper)	1,400	67,018
Intuit, Inc. (Software)	920	97,308
Intuitive Surgical, Inc.* (Healthcare - Products)	120	63,980
Invesco, Ltd. (Diversified Financial Services)	1,400	54,040
Iron Mountain, Inc. (REIT)	600	18,030
J.B. Hunt Transport Services, Inc. (Transportation)	320	26,918
Jacobs Engineering Group, Inc.* (Engineering & Construction)	400	16,848
Johnson & Johnson (Pharmaceuticals)	9,080	909,907
Johnson Controls, Inc. (Auto Parts & Equipment)	2,160	98,410
Joy Global, Inc. (Machinery - Construction & Mining)	320	8,451
JPMorgan Chase & Co. (Banks)	12,160	833,325
Juniper Networks, Inc. (Telecommunications)	1,160	32,967
Kansas City Southern (Transportation)	360	35,708
Kellogg Co. (Food)	840	55,583
Keurig Green Mountain, Inc. (Beverages)	360	27,014
KeyCorp (Banks)	2,800	41,552
Kimberly-Clark Corp. (Household Products/Wares)	1,200	137,964
Kimco Realty Corp. (REIT)	1,360	33,606
Kinder Morgan, Inc. (Pipelines)	5,680	196,755
KLA-Tencor Corp. (Semiconductors)	520	27,586
Kohl’s Corp. (Retail)	640	39,245
L Brands, Inc. (Retail)	800	64,576
L-3 Communications Holdings, Inc. (Aerospace/Defense)	280	32,329
Laboratory Corp. of America Holdings* (Healthcare - Services)	320	40,733
Lam Research Corp. (Semiconductors)	520	39,972
Legg Mason, Inc. (Diversified Financial Services)	320	15,789
Leggett & Platt, Inc. (Home Furnishings)	440	21,036
Lennar Corp. - Class A (Home Builders)	600	31,824
Leucadia National Corp. (Holding Companies - Diversified)	1,040	24,461
Level 3 Communications, Inc.* (Telecommunications)	960	48,480
Lincoln National Corp. (Insurance)	840	47,309
Linear Technology Corp. (Semiconductors)	800	32,800
Lockheed Martin Corp. (Aerospace/Defense)	880	182,248
Loews Corp. (Insurance)	960	36,586
Lowe’s Cos., Inc. (Retail)	3,040	210,854

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
LyondellBasell Industries N.V. - Class A (Chemicals)	1,280	$120,102
M&T Bank Corp. (Banks)	440	57,706
Macy’s, Inc. (Retail)	1,120	77,347
Mallinckrodt PLC* (Pharmaceuticals)	400	49,584
Marathon Oil Corp. (Oil & Gas)	2,200	46,222
Marathon Petroleum Corp. (Oil & Gas)	1,800	98,406
Marriott International, Inc. - Class A (Lodging)	681	49,412
Marsh & McLennan Cos., Inc. (Insurance)	1,760	101,974
Martin Marietta Materials, Inc. (Building Materials)	200	31,364
Masco Corp. (Building Materials)	1,160	30,612
MasterCard, Inc. - Class A (Commercial Services)	3,160	307,785
Mattel, Inc. (Toys/Games/Hobbies)	1,120	25,995
McCormick & Co., Inc. (Food)	400	32,804
McDonald’s Corp. (Retail)	3,160	315,557
McGraw Hill Financial, Inc. (Commercial Services)	880	89,540
McKesson Corp. (Pharmaceuticals)	760	167,633
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	680	60,105
Medtronic PLC (Healthcare - Products)	4,680	366,865
Merck & Co., Inc. (Pharmaceuticals)	9,280	547,149
MetLife, Inc. (Insurance)	3,640	202,894
Michael Kors Holdings, Ltd.* (Apparel)	640	26,874
Microchip Technology, Inc. (Semiconductors)	680	29,131
Micron Technology, Inc.* (Semiconductors)	3,520	65,155
Microsoft Corp. (Software)	26,520	1,238,484
Mohawk Industries, Inc.* (Textiles)	200	40,318
Molson Coors Brewing Co. - Class B (Beverages)	520	36,993
Mondelez International, Inc. - Class A (Food)	5,320	240,091
Monsanto Co. (Chemicals)	1,560	158,948
Monster Beverage Corp.* (Beverages)	480	73,704
Moody’s Corp. (Commercial Services)	600	66,258
Morgan Stanley (Banks)	5,040	195,754
Motorola Solutions, Inc. (Telecommunications)	600	36,096
Murphy Oil Corp. (Oil & Gas)	560	18,362
Mylan N.V.* (Pharmaceuticals)	1,360	76,146
National Oilwell Varco, Inc. (Oil & Gas Services)	1,280	53,926
Navient Corp. (Diversified Financial Services)	1,280	20,096
NetApp, Inc. (Computers)	1,040	32,396
Netflix, Inc.* (Internet)	1,400	160,034
Newell Rubbermaid, Inc. (Housewares)	880	38,086
Newfield Exploration Co.* (Oil & Gas)	520	17,051
Newmont Mining Corp. (Mining)	1,720	29,532
News Corp.* - Class A (Media)	1,640	24,157
NextEra Energy, Inc. (Electric)	1,440	151,488
Nielsen N.V. (Media)	1,200	58,152
NIKE, Inc. - Class B (Apparel)	2,280	262,701
NiSource, Inc. (Gas)	1,040	18,158
Noble Energy, Inc. (Oil & Gas)	1,280	45,094
Nordstrom, Inc. (Retail)	480	36,629
Norfolk Southern Corp. (Transportation)	1,000	84,330
Northern Trust Corp. (Banks)	720	55,073
Northrop Grumman Corp. (Aerospace/Defense)	640	110,726
NRG Energy, Inc. (Electric)	1,080	24,246
Nucor Corp. (Iron/Steel)	1,040	45,906
NVIDIA Corp. (Semiconductors)	1,680	33,516
Occidental Petroleum Corp. (Oil & Gas)	2,520	176,904
Omnicom Group, Inc. (Advertising)	800	58,464
ONEOK, Inc. (Pipelines)	680	25,697
Oracle Corp. (Software)	10,440	416,974
O’Reilly Automotive, Inc.* (Retail)	320	76,899
Owens-Illinois, Inc.* (Packaging & Containers)	520	11,102
PACCAR, Inc. (Auto Manufacturers)	1,160	75,214
Pall Corp. (Miscellaneous Manufacturing)	360	45,522
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	440	49,610
Patterson Cos., Inc. (Healthcare - Products)	280	14,045
Paychex, Inc. (Software)	1,080	50,112
PayPal Holdings, Inc.* (Commercial Services)	3,640	140,868
Pentair PLC (Miscellaneous Manufacturing)	600	36,486
People’s United Financial, Inc. (Savings & Loans)	1,000	16,270
Pepco Holdings, Inc. (Electric)	840	22,411
PepsiCo, Inc. (Beverages)	4,840	466,334
PerkinElmer, Inc. (Electronics)	360	19,051
Perrigo Co. PLC (Pharmaceuticals)	480	92,256
Pfizer, Inc. (Pharmaceuticals)	20,200	728,412
PG&E Corp. (Electric)	1,560	81,916
Philip Morris International, Inc. (Agriculture)	5,080	434,493
Phillips 66 (Oil & Gas)	1,760	139,920
Pinnacle West Capital Corp. (Electric)	360	22,216
Pioneer Natural Resources Co. (Oil & Gas)	480	60,850
Pitney Bowes, Inc. (Office/Business Equipment)	680	14,226
Plum Creek Timber Co., Inc. (REIT)	560	22,960
PNC Financial Services Group, Inc. (Banks)	1,680	164,942
PPG Industries, Inc. (Chemicals)	880	95,374
PPL Corp. (Electric)	2,200	69,982
Praxair, Inc. (Chemicals)	960	109,574
Precision Castparts Corp. (Metal Fabricate/Hardware)	440	85,765
Principal Financial Group, Inc. (Insurance)	880	48,849
Prologis, Inc. (REIT)	1,720	69,849
Prudential Financial, Inc. (Insurance)	1,480	130,773

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Public Service Enterprise Group, Inc. (Electric)	1,640	$68,339
Public Storage (REIT)	480	98,486
PulteGroup, Inc. (Home Builders)	1,080	22,378
PVH Corp. (Retail)	280	32,491
Qorvo, Inc.* (Semiconductors)	480	27,816
QUALCOMM, Inc. (Semiconductors)	5,360	345,130
Quanta Services, Inc.* (Commercial Services)	680	18,782
Quest Diagnostics, Inc. (Healthcare - Services)	480	35,429
Ralph Lauren Corp. (Apparel)	200	25,178
Range Resources Corp. (Oil & Gas)	560	22,030
Raytheon Co. (Aerospace/Defense)	1,000	109,090
Realty Income Corp. (REIT)	760	36,700
Red Hat, Inc.* (Software)	600	47,448
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	240	132,878
Regions Financial Corp. (Banks)	4,400	45,716
Republic Services, Inc. (Environmental Control)	800	34,024
Reynolds American, Inc. (Agriculture)	1,360	116,674
Robert Half International, Inc. (Commercial Services)	440	24,213
Rockwell Automation, Inc. (Machinery-Diversified)	440	51,383
Rockwell Collins, Inc. (Aerospace/Defense)	440	37,233
Roper Technologies, Inc. (Machinery-Diversified)	320	53,526
Ross Stores, Inc. (Retail)	1,360	72,298
Royal Caribbean Cruises, Ltd. (Leisure Time)	560	50,316
Ryder System, Inc. (Transportation)	160	14,483
salesforce.com, Inc.* (Software)	2,000	146,600
SanDisk Corp. (Computers)	680	40,997
SCANA Corp. (Electric)	480	26,304
Schlumberger, Ltd. (Oil & Gas Services)	4,160	344,532
Scripps Networks Interactive, Inc. - Class A (Media)	320	20,026
Seagate Technology PLC (Computers)	1,040	52,624
Sealed Air Corp. (Packaging & Containers)	680	36,155
Sempra Energy (Gas)	760	77,353
Sigma-Aldrich Corp. (Chemicals)	400	55,844
Signet Jewelers, Ltd. (Retail)	280	33,942
Simon Property Group, Inc. (REIT)	1,040	194,709
Skyworks Solutions, Inc. (Semiconductors)	640	61,229
SL Green Realty Corp. (REIT)	320	36,845
Snap-on, Inc. (Hand/Machine Tools)	200	32,960
Southwest Airlines Co. (Airlines)	2,200	79,640
Southwestern Energy Co.* (Oil & Gas)	1,280	23,808
Spectra Energy Corp. (Pipelines)	2,200	66,572
St. Jude Medical, Inc. (Healthcare - Products)	920	67,914
Stanley Black & Decker, Inc. (Hand/Machine Tools)	520	54,855
Staples, Inc. (Retail)	2,120	31,185
Starbucks Corp. (Retail)	4,920	285,016
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	560	44,498
State Street Corp. (Banks)	1,360	104,122
Stericycle, Inc.* (Environmental Control)	280	39,472
Stryker Corp. (Healthcare - Products)	1,000	102,271
SunTrust Banks, Inc. (Banks)	1,680	74,491
Symantec Corp. (Internet)	2,240	50,938
Sysco Corp. (Food)	1,960	71,168
T. Rowe Price Group, Inc. (Diversified Financial Services)	880	67,874
Target Corp. (Retail)	2,080	170,248
TE Connectivity, Ltd. (Electronics)	1,320	80,415
TECO Energy, Inc. (Electric)	760	16,811
TEGNA, Inc. (Media)	760	22,139
Tenet Healthcare Corp.* (Healthcare - Services)	320	18,016
Teradata Corp.* (Computers)	480	17,813
Tesoro Corp. (Oil & Gas)	400	38,936
Texas Instruments, Inc. (Semiconductors)	3,400	169,932
Textron, Inc. (Miscellaneous Manufacturing)	920	40,204
The ADT Corp. (Commercial Services)	560	19,337
The AES Corp. (Electric)	2,240	28,672
The Allstate Corp. (Insurance)	1,360	93,772
The Bank of New York Mellon Corp. (Banks)	3,680	159,712
The Boeing Co. (Aerospace/Defense)	2,120	305,641
The Charles Schwab Corp. (Diversified Financial Services)	3,800	132,544
The Chubb Corp. (Insurance)	760	94,491
The Clorox Co. (Household Products/Wares)	440	49,254
The Coca-Cola Co. (Beverages)	12,880	529,111
The Dow Chemical Co. (Chemicals)	3,560	167,534
The Dun & Bradstreet Corp. (Software)	120	14,972
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	720	64,159
The Gap, Inc. (Retail)	880	32,102
The Goldman Sachs Group, Inc. (Banks)	1,320	270,692
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	880	26,514
The Hershey Co. (Food)	480	44,587
The Home Depot, Inc. (Retail)	4,280	500,887
The Interpublic Group of Cos., Inc. (Advertising)	1,360	28,968
The JM Smucker Co. - Class A (Food)	320	35,741
The Kraft Heinz Co. (Food)	1,960	155,761
The Kroger Co. (Food)	3,200	125,568
The Macerich Co. (REIT)	480	37,997
The Mosaic Co. (Chemicals)	1,000	42,940
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	400	20,412
The Priceline Group, Inc.* (Internet)	160	198,971
The Procter & Gamble Co. (Cosmetics/Personal Care)	8,880	681,096

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
The Progressive Corp. (Insurance)	1,760	$53,680
The Sherwin-Williams Co. (Chemicals)	240	66,662
The Southern Co. (Electric)	2,960	132,401
The TJX Cos., Inc. (Retail)	2,240	156,397
The Travelers Cos., Inc. (Insurance)	1,040	110,365
The Walt Disney Co. (Media)	5,120	614,400
The Western Union Co. (Commercial Services)	1,680	34,003
The Williams Cos., Inc. (Pipelines)	2,200	115,456
Thermo Fisher Scientific, Inc. (Electronics)	1,320	184,180
Tiffany & Co. (Retail)	360	34,452
Time Warner Cable, Inc. (Media)	920	174,809
Time Warner, Inc. (Media)	2,720	239,469
Torchmark Corp. (Insurance)	400	24,644
Total System Services, Inc. (Commercial Services)	520	24,034
Tractor Supply Co. (Retail)	440	40,709
Transocean, Ltd. (Oil & Gas)	1,120	14,851
TripAdvisor, Inc.* (Internet)	360	28,577
Twenty-First Century Fox, Inc. - Class A (Media)	5,800	200,042
Tyco International PLC (Electronics)	1,400	53,186
Tyson Foods, Inc. - Class A (Food)	960	42,576
U.S. Bancorp (Banks)	5,800	262,218
Under Armour, Inc.* - Class A (Apparel)	560	55,625
Union Pacific Corp. (Transportation)	2,880	281,060
United Parcel Service, Inc. - Class B (Transportation)	2,280	233,381
United Rentals, Inc.* (Commercial Services)	320	21,437
United Technologies Corp. (Aerospace/Defense)	2,720	272,843
UnitedHealth Group, Inc. (Healthcare - Services)	3,120	378,769
Universal Health Services, Inc. - Class B (Healthcare - Services)	280	40,664
Unum Group (Insurance)	800	28,672
Urban Outfitters, Inc.* (Retail)	320	10,438
V.F. Corp. (Apparel)	1,120	86,341
Valero Energy Corp. (Oil & Gas)	1,680	110,208
Varian Medical Systems, Inc.* (Healthcare - Products)	320	27,542
Ventas, Inc. (REIT)	1,080	72,457
VeriSign, Inc.* (Internet)	360	25,538
Verizon Communications, Inc. (Telecommunications)	13,360	625,114
Vertex Pharmaceuticals, Inc.* (Biotechnology)	800	108,000
Viacom, Inc. - Class B (Media)	1,160	66,120
Visa, Inc. - Class A (Diversified Financial Services)	6,360	479,162
Vornado Realty Trust (REIT)	560	54,628
Vulcan Materials Co. (Building Materials)	440	40,049
W.W. Grainger, Inc. (Distribution/Wholesale)	200	45,742
Walgreens Boots Alliance, Inc. (Retail)	2,880	278,295
Wal-Mart Stores, Inc. (Retail)	5,160	371,417
Waste Management, Inc. (Environmental Control)	1,400	71,582
Waters Corp.* (Electronics)	280	37,377
WEC Energy Group, Inc. (Electric)	1,040	50,960
Wells Fargo & Co. (Banks)	15,360	888,883
Western Digital Corp. (Computers)	720	61,963
WestRock Co.* (Packaging & Containers)	436	27,494
Weyerhaeuser Co. (REIT)	1,680	51,559
Whirlpool Corp. (Home Furnishings)	240	42,656
Whole Foods Market, Inc. (Food)	1,160	42,224
Wyndham Worldwide Corp. (Lodging)	400	33,008
Wynn Resorts, Ltd. (Lodging)	280	28,904
Xcel Energy, Inc. (Electric)	1,680	58,246
Xerox Corp. (Office/Business Equipment)	3,400	37,468
Xilinx, Inc. (Semiconductors)	840	35,070
XL Group PLC (Insurance)	1,000	38,020
Xylem, Inc. (Machinery-Diversified)	600	20,718
Yahoo!, Inc.* (Internet)	2,880	105,610
YUM! Brands, Inc. (Retail)	1,400	122,864
Zimmer Biomet Holdings, Inc. (Healthcare - Products)	560	58,279
Zions Bancorp (Banks)	680	21,209
Zoetis, Inc. (Pharmaceuticals)	1,640	80,327
TOTAL COMMON STOCKS (Cost $35,288,230)		60,890,146

Repurchase Agreements(a)(b)(28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%-0.11%, dated 7/31/15, due 8/3/15, total to be received $27,344,206	$27,344,000	$27,344,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,344,000)		27,344,000

TOTAL INVESTMENT SECURITIES (Cost $62,632,230) - 92.9%		88,234,146
Net other assets (liabilities) - 7.1%		6,712,728

NET ASSETS - 100.0%		$94,946,874

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $14,862,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	104	9/21/15	$10,912,200	$69,008

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	8/27/15	0.55%	$41,440,745	$719,491
SPDR S&P 500 ETF	Goldman Sachs International	8/27/15	0.45%	15,285,551	273,650
				56,726,296	$993,141

S&P 500	UBS AG	8/27/15	0.50%	42,238,720	928,003
SPDR S&P 500 ETF	UBS AG	8/27/15	0.50%	19,023,521	553,215
				61,262,241	1,481,218

				$117,988,537	$2,474,359

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

UltraBull ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$87,432	0.1%
Aerospace/Defense	1,238,360	1.3%
Agriculture	998,111	1.1%
Airlines	289,899	0.3%
Apparel	497,678	0.5%
Auto Manufacturers	408,502	0.4%
Auto Parts & Equipment	237,660	0.3%
Banks	4,731,327	5.1%
Beverages	1,344,858	1.4%
Biotechnology	1,974,944	2.1%
Building Materials	102,025	0.1%
Chemicals	1,335,980	1.4%
Coal	12,555	NM
Commercial Services	969,536	1.0%
Computers	3,698,940	3.9%
Cosmetics/Personal Care	935,711	1.0%
Distribution/Wholesale	136,275	0.1%
Diversified Financial Services	1,655,102	1.7%
Electric	1,625,773	1.7%
Electrical Components & Equipment	156,290	0.2%
Electronics	871,276	0.9%
Energy-Alternate Sources	10,632	NM
Engineering & Construction	39,288	NM
Environmental Control	145,078	0.2%
Food	1,077,517	1.1%
Forest Products & Paper	67,018	0.1%
Gas	141,819	0.1%
Hand/Machine Tools	87,815	0.1%
Healthcare - Products	1,304,367	1.4%
Healthcare - Services	1,122,373	1.2%
Holding Companies - Diversified	24,461	NM
Home Builders	86,267	0.1%
Home Furnishings	89,530	0.1%
Household Products/Wares	204,256	0.2%
Housewares	38,086	NM
Insurance	2,571,012	2.7%
Internet	3,263,940	3.4%
Iron/Steel	45,906	NM
Leisure Time	168,829	0.2%
Lodging	155,822	0.2%
Machinery - Construction & Mining	162,566	0.2%
Machinery-Diversified	320,976	0.3%
Media	2,074,328	2.2%
Metal Fabricate/Hardware	85,765	0.1%
Mining	108,962	0.1%
Miscellaneous Manufacturing	1,628,590	1.7%
Office/Business Equipment	51,694	0.1%
Oil & Gas	3,237,984	3.4%
Oil & Gas Services	656,398	0.7%
Packaging & Containers	104,601	0.1%
Pharmaceuticals	4,956,323	5.3%
Pipelines	434,828	0.5%
Real Estate	34,932	NM
REIT	1,547,228	1.6%
Retail	4,170,867	4.4%
Savings & Loans	32,766	NM
Semiconductors	1,694,473	1.8%
Software	2,563,366	2.7%
Telecommunications	1,984,843	2.1%
Textiles	40,318	NM
Toys/Games/Hobbies	54,342	0.1%
Transportation	991,746	1.0%
Other **	34,056,728	35.9%
Total	$94,946,874	100.0%

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks (61.0%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	700	$6,965
2U, Inc.* (Software)	560	17,970
8x8, Inc.* (Internet)	1,820	15,852
A. Schulman, Inc. (Chemicals)	560	20,849
A10 Networks, Inc.* (Telecommunications)	980	6,380
AAON, Inc. (Building Materials)	840	18,640
AAR Corp. (Aerospace/Defense)	700	18,865
Abaxis, Inc. (Healthcare - Products)	420	21,025
Abengoa Yield PLC (Electric)	840	21,319
Abercrombie & Fitch Co. - Class A (Retail)	1,260	25,313
ABIOMED, Inc.* (Healthcare - Products)	700	54,222
ABM Industries, Inc. (Commercial Services)	980	32,301
Abraxas Petroleum Corp.* (Oil & Gas)	2,660	5,001
Acacia Research Corp. (Investment Companies)	1,120	10,539
ACADIA Pharmaceuticals, Inc.* (Pharmaceuticals)	1,400	68,334
Acadia Realty Trust (REIT)	1,260	40,295
ACCO Brands Corp.* (Household Products/Wares)	2,240	18,323
Accuray, Inc.* (Healthcare - Products)	1,820	11,612
Accuride Corp.* (Auto Parts & Equipment)	1,540	6,268
Aceto Corp. (Chemicals)	560	13,121
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,240	19,085
ACI Worldwide, Inc.* (Software)	1,960	46,393
Acorda Therapeutics, Inc.* (Biotechnology)	840	28,862
Actua Corp.* (Software)	840	12,373
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,120	25,827
Acxiom Corp.* (Software)	1,400	25,074
ADTRAN, Inc. (Telecommunications)	1,120	18,480
Advanced Drainage Systems, Inc. (Metal Fabricate/Hardware)	700	19,481
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	840	22,000
Advanced Micro Devices, Inc.* (Semiconductors)	11,480	22,156
Advaxis, Inc.* (Biotechnology)	700	11,662
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	560	10,713
Aegion Corp.* (Engineering & Construction)	840	16,607
Aerohive Networks, Inc.* (Telecommunications)	840	6,510
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	1,120	26,219
Affymetrix, Inc.* (Healthcare - Products)	1,540	16,878
AG Mortgage Investment Trust, Inc. (REIT)	700	12,740
Agenus, Inc.* (Biotechnology)	1,680	14,347
Air Methods Corp.* (Healthcare - Services)	700	27,573
Air Transport Services Group, Inc.* (Transportation)	1,120	11,592
Aircastle, Ltd. (Diversified Financial Services)	1,120	26,958
AK Steel Holding Corp.* (Iron/Steel)	3,640	10,738
Akebia Therapeutics, Inc.* (Pharmaceuticals)	700	6,580
Albany International Corp. - Class A (Machinery-Diversified)	560	20,843
Albany Molecular Research, Inc.* (Commercial Services)	560	11,838
Alexander & Baldwin, Inc. (Real Estate)	840	31,710
Alimera Sciences, Inc.* (Pharmaceuticals)	1,260	6,073
ALLETE, Inc. (Electric)	840	40,564
Alon USA Energy, Inc. (Oil & Gas)	700	13,027
Alpha & Omega Semiconductor, Ltd.* (Semiconductors)	700	5,495
Altisource Residential Corp. (Real Estate)	1,120	18,435
Altra Industrial Motion Corp. (Machinery-Diversified)	560	14,224
AMAG Pharmaceuticals, Inc.* (Biotechnology)	560	35,784
Ambac Financial Group, Inc.* (Insurance)	840	13,474
Ambarella, Inc.* (Semiconductors)	560	64,887
Amedisys, Inc.* (Healthcare - Services)	560	24,433
American Assets Trust, Inc. (REIT)	700	29,134
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,400	27,972
American Capital Mortgage Investment Corp. (REIT)	980	15,817
American Eagle Outfitters, Inc. (Retail)	3,360	59,640
American Equity Investment Life Holding Co. (Insurance)	1,400	41,356
American Residential Properties, Inc. (REIT)	700	12,950
American Software, Inc. - Class A (Software)	700	6,454
American States Water Co. (Water)	700	26,985
American Vanguard Corp. (Chemicals)	700	8,974
Ameris Bancorp (Banks)	700	18,907
Amicus Therapeutics, Inc.* (Pharmaceuticals)	1,820	31,286
Amkor Technology, Inc.* (Semiconductors)	2,100	9,261
AMN Healthcare Services, Inc.* (Commercial Services)	840	24,721
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	700	11,382
AmSurg Corp.* (Healthcare - Services)	840	60,262
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	700	104,432
Angie’s List, Inc.* (Internet)	1,260	6,300
AngioDynamics, Inc.* (Healthcare - Products)	560	8,680
Anixter International, Inc.* (Telecommunications)	560	37,078
ANN, Inc.* (Retail)	840	38,430
Antares Pharma, Inc.* (Pharmaceuticals)	4,060	8,567
Anthera Pharmaceuticals, Inc.* (Pharmaceuticals)	980	10,692
Anworth Mortgage Asset Corp. (REIT)	2,380	11,900
Apogee Enterprises, Inc. (Building Materials)	560	30,901

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,120	$18,906
Apollo Education Group, Inc.* - Class A (Commercial Services)	1,680	21,521
Apollo Residential Mortgage, Inc. (REIT)	700	10,136
Applied Industrial Technologies, Inc. (Machinery-Diversified)	700	27,041
Applied Micro Circuits Corp.* (Semiconductors)	1,820	11,302
Approach Resources, Inc.* (Oil & Gas)	1,120	4,357
Aratana Therapeutics, Inc.* (Biotechnology)	700	12,334
ARC Document Solutions, Inc.* (Commercial Services)	1,120	7,739
ArcBest Corp. (Transportation)	560	18,508
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,620	18,665
Ares Commercial Real Estate Corp. (REIT)	700	8,715
Argo Group International Holdings, Ltd. (Insurance)	560	31,573
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,080	25,133
Arlington Asset Investment Corp. - Class A (Diversified Financial Services)	560	10,696
Armada Hoffler Properties, Inc. (REIT)	700	7,175
ARMOUR Residential REIT, Inc. (REIT)	6,860	19,482
Array BioPharma, Inc.* (Pharmaceuticals)	2,660	15,455
Arrowhead Research Corp.* (Commercial Services)	1,400	8,652
Asbury Automotive Group, Inc.* (Retail)	420	37,086
Ascena Retail Group, Inc.* (Retail)	2,520	31,550
Ashford Hospitality Prime, Inc. (REIT)	629	9,155
Ashford Hospitality Trust, Inc. (REIT)	1,680	14,683
Aspen Technology, Inc.* (Software)	1,400	62,133
Associated Estates Realty Corp. (REIT)	1,120	32,200
Astoria Financial Corp. (Savings & Loans)	1,680	25,402
Atlantic Power Corp. (Electric)	3,080	7,669
Atlas Air Worldwide Holdings, Inc.* (Transportation)	420	20,643
AtriCure, Inc.* (Healthcare - Products)	560	15,562
Atwood Oceanics, Inc. (Oil & Gas)	1,120	23,296
AVG Technologies N.V.* (Software)	840	24,142
Avid Technology, Inc.* (Software)	700	8,582
Avista Corp. (Electric)	1,120	36,982
AVX Corp. (Electronics)	980	13,201
Axcelis Technologies, Inc.* (Semiconductors)	2,940	8,673
Axiall Corp. (Chemicals)	1,260	37,082
AZZ, Inc. (Miscellaneous Manufacturing)	420	21,735
B&G Foods, Inc. - Class A (Food)	980	28,939
Balchem Corp. (Chemicals)	560	31,735
Banc of California, Inc. (Savings & Loans)	840	10,189
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Multi-National)	560	15,411
BancorpSouth, Inc. (Banks)	1,680	42,454
Bank Mutual Corp. (Savings & Loans)	1,260	9,160
Bank of the Ozarks, Inc. (Banks)	1,260	55,591
Bankrate, Inc.* (Internet)	1,400	12,768
Barnes & Noble, Inc.* (Retail)	980	25,764
Barnes Group, Inc. (Miscellaneous Manufacturing)	980	38,151
Basic Energy Services, Inc.* (Oil & Gas Services)	1,120	6,765
Bazaarvoice, Inc.* (Internet)	1,540	8,686
BBCN Bancorp, Inc. (Banks)	1,540	23,639
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	840	29,400
Beazer Homes USA, Inc.* (Home Builders)	560	10,741
bebe Stores, Inc. (Retail)	2,100	3,864
Belden, Inc. (Electrical Components & Equipment)	700	41,461
Belmond, Ltd.* (Lodging)	1,820	22,040
Benchmark Electronics, Inc.* (Electronics)	980	21,619
Beneficial Bancorp, Inc.* (Savings & Loans)	1,540	19,804
Berkshire Hills Bancorp, Inc. (Savings & Loans)	560	16,296
Berry Plastics Group, Inc.* (Packaging & Containers)	1,960	63,818
BGC Partners, Inc. - Class A (Diversified Financial Services)	3,360	33,096
Big Lots, Inc. (Retail)	980	42,316
Bill Barrett Corp.* (Oil & Gas)	1,260	7,157
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,400	21,672
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	1,120	9,128
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	420	18,635
BioScrip, Inc.* (Pharmaceuticals)	2,100	5,271
BioTelemetry, Inc.* (Healthcare - Products)	840	10,273
BioTime, Inc.* (Biotechnology)	1,680	5,309
Black Diamond, Inc.* (Leisure Time)	700	6,647
Black Hills Corp. (Electric)	840	34,994
Blackbaud, Inc. (Software)	840	51,374
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	980	45,011
Bloomin’ Brands, Inc. (Retail)	2,100	48,909
Blount International, Inc.* (Miscellaneous Manufacturing)	1,120	9,363
Blucora, Inc.* (Internet)	840	11,903
Blue Hills Bancorp, Inc.* (Banks)	700	10,108
BNC Bancorp (Banks)	560	12,611
Bob Evans Farms, Inc. (Retail)	420	20,966
Boingo Wireless, Inc.* (Internet)	980	9,535
Boise Cascade Co.* (Building Materials)	700	23,226
Bonanza Creek Energy, Inc.* (Oil & Gas)	980	7,654
Boston Private Financial Holdings, Inc. (Banks)	1,540	19,373
Bottomline Technologies, Inc.* (Software)	840	23,066
Boulder Brands, Inc.* (Food)	1,400	11,662
Boyd Gaming Corp.* (Lodging)	1,540	26,318
Brady Corp. - Class A (Electronics)	840	19,757

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Briggs & Stratton Corp. (Machinery-Diversified)	840	$15,523
Bright Horizons Family Solutions, Inc.* (Commercial Services)	700	42,168
Brightcove, Inc.* (Software)	980	5,361
Bristow Group, Inc. (Oil & Gas Services)	560	25,228
BroadSoft, Inc.* (Software)	560	19,555
Brookline Bancorp, Inc. (Savings & Loans)	1,400	15,778
Brooks Automation, Inc. (Semiconductors)	1,400	14,770
Builders FirstSource, Inc.* (Building Materials)	980	14,739
Burlington Stores, Inc.* (Retail)	1,260	69,349
C&J Energy Services, Ltd.* (Oil & Gas Services)	1,120	10,808
Cabot Microelectronics Corp.* (Semiconductors)	420	19,043
CACI International, Inc.* - Class A (Computers)	420	34,495
Caesars Acquisition Co.* - Class A (Entertainment)	1,260	8,203
Caesars Entertainment Corp.* (Lodging)	1,400	7,294
CalAmp Corp.* (Telecommunications)	700	11,977
Caleres, Inc. (Retail)	840	27,754
Calgon Carbon Corp. (Chemicals)	980	17,336
California Water Service Group (Water)	980	21,099
Calix, Inc.* (Telecommunications)	1,120	9,442
Callaway Golf Co. (Leisure Time)	1,680	15,389
Callidus Software, Inc.* (Software)	1,120	18,592
Callon Petroleum Co.* (Oil & Gas)	1,540	10,072
Cal-Maine Foods, Inc. (Food)	560	30,330
Cambrex Corp.* (Biotechnology)	560	27,580
Campus Crest Communities, Inc. (REIT)	1,680	9,576
Cantel Medical Corp. (Healthcare - Products)	560	30,733
Capital Bank Financial Corp.* - Class A (Banks)	420	12,587
Capital Senior Living Corp.* (Healthcare - Services)	560	12,482
Capitol Federal Financial, Inc. (Savings & Loans)	2,520	30,290
Capstead Mortgage Corp. (REIT)	1,820	20,147
Cardinal Financial Corp. (Banks)	700	16,352
Cardiovascular Systems, Inc.* (Healthcare - Products)	560	16,710
Cardtronics, Inc.* (Commercial Services)	840	31,139
Career Education Corp.* (Commercial Services)	2,100	6,678
CareTrust REIT, Inc. (REIT)	840	10,903
Carmike Cinemas, Inc.* (Entertainment)	560	14,028
Carpenter Technology Corp. (Iron/Steel)	840	31,534
Carrizo Oil & Gas, Inc.* (Oil & Gas)	840	32,029
Carrols Restaurant Group, Inc.* (Retail)	840	9,257
Cascade Bancorp* (Banks)	1,120	5,779
Casella Waste Systems, Inc.* - Class A (Environmental Control)	1,260	8,001
Casey’s General Stores, Inc. (Retail)	700	71,551
Cash America International, Inc. (Retail)	560	15,529
Castle Brands, Inc.* (Distribution/Wholesale)	3,360	3,965
Castlight Health, Inc.* - Class B (Software)	980	7,036
Catalent, Inc.* (Pharmaceuticals)	1,400	47,712
Catalyst Pharmaceuticals, Inc.* (Pharmaceuticals)	2,100	10,374
CatchMark Timber Trust, Inc. - Class A (REIT)	980	10,466
Cathay General Bancorp (Banks)	1,400	44,954
Cavium, Inc.* (Semiconductors)	980	66,445
CBIZ, Inc.* (Commercial Services)	1,120	10,976
CEB, Inc. (Commercial Services)	560	42,851
Cedar Realty Trust, Inc. (REIT)	1,820	12,194
Celadon Group, Inc. (Transportation)	560	12,152
Celldex Therapeutics, Inc.* (Biotechnology)	1,680	39,564
Cempra, Inc.* (Pharmaceuticals)	560	23,442
CenterState Banks, Inc. (Banks)	980	13,661
Central European Media Enterprises, Ltd.* - Class A (Media)	2,800	6,720
Central Garden & Pet Co.* - Class A (Household Products/Wares)	980	9,878
Central Pacific Financial Corp. (Banks)	560	13,042
Century Aluminum Co.* (Mining)	1,120	10,438
Cepheid* (Healthcare - Products)	1,260	70,044
Cerus Corp.* (Healthcare - Products)	2,240	12,163
Chambers Street Properties (REIT)	4,200	31,165
Chart Industries, Inc.* (Machinery-Diversified)	560	15,288
Chatham Lodging Trust (REIT)	700	18,914
Checkpoint Systems, Inc. (Electronics)	980	8,565
Chegg, Inc.* (Internet)	1,680	13,961
Chemical Financial Corp. (Banks)	700	23,065
ChemoCentryx, Inc.* (Biotechnology)	840	6,922
Chemtura Corp.* (Chemicals)	1,260	34,562
Chesapeake Lodging Trust (REIT)	1,120	35,919
Chico’s FAS, Inc. (Retail)	2,520	38,354
Chimerix, Inc.* (Pharmaceuticals)	700	37,618
Christopher & Banks Corp.* (Retail)	1,400	4,522
Ciber, Inc.* (Computers)	2,240	7,414
Ciena Corp.* (Telecommunications)	2,100	53,444
Cimpress N.V.* (Commercial Services)	560	36,137
Cincinnati Bell, Inc.* (Telecommunications)	4,200	16,422
Cirrus Logic, Inc.* (Semiconductors)	1,120	36,971
Citizens, Inc.* (Insurance)	1,260	8,530
Civeo Corp. (Lodging)	2,800	5,992
CLARCOR, Inc. (Miscellaneous Manufacturing)	840	50,542
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	1,680	9,677
Cleco Corp. (Electric)	980	53,342
Cliffs Natural Resources, Inc. (Iron/Steel)	3,220	8,114
Clifton Bancorp, Inc. (Savings & Loans)	700	9,520
Cloud Peak Energy, Inc.* (Coal)	1,680	5,342
Clovis Oncology, Inc.* (Pharmaceuticals)	420	35,461
ClubCorp Holdings, Inc. (Leisure Time)	840	19,589

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
CNO Financial Group, Inc. (Insurance)	3,360	$59,942
CoBiz Financial, Inc. (Banks)	840	10,744
Coeur Mining, Inc.* (Mining)	2,800	9,884
Cogent Communications Holdings, Inc. (Internet)	840	26,704
Coherent, Inc.* (Electronics)	420	24,339
Coherus Biosciences, Inc.* (Biotechnology)	560	19,645
Cohu, Inc. (Semiconductors)	700	6,937
Colony Capital, Inc. (REIT)	1,960	44,531
Columbia Banking System, Inc. (Banks)	980	32,134
Columbia Sportswear Co. (Apparel)	560	40,062
Comfort Systems USA, Inc. (Engineering & Construction)	700	19,348
Commercial Metals Co. (Iron/Steel)	2,100	32,361
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	980	5,792
Community Bank System, Inc. (Banks)	700	26,761
CommVault Systems, Inc.* (Software)	840	31,475
comScore, Inc.* (Internet)	560	32,760
Comverse, Inc.* (Telecommunications)	560	11,351
CONMED Corp. (Healthcare - Products)	560	31,763
ConnectOne Bancorp, Inc. (Banks)	700	14,952
Conn’s, Inc.* (Retail)	560	19,331
Consolidated Communications Holdings, Inc. (Telecommunications)	980	19,531
Constant Contact, Inc.* (Software)	700	18,088
Continental Building Products, Inc.* (Building Materials)	700	14,868
Convergys Corp. (Computers)	1,680	42,185
Con-way, Inc. (Transportation)	980	38,014
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	980	32,271
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,540	7,762
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	420	26,699
CorEnergy Infrastructure Trust, Inc. (REIT)	1,260	7,837
CoreSite Realty Corp. (REIT)	420	21,084
Corindus Vascular Robotics, Inc.* - Class I (Internet)	1,120	4,066
CorMedix, Inc.* (Pharmaceuticals)	1,260	4,410
Cornerstone OnDemand, Inc.* (Software)	980	35,339
Coupons.com, Inc.* (Internet)	1,260	12,260
Cousins Properties, Inc. (REIT)	3,780	39,236
Cowen Group, Inc.* - Class A (Diversified Financial Services)	2,380	13,447
Crawford & Co. (Insurance)	840	5,813
Cray, Inc.* (Computers)	700	18,158
Crocs, Inc.* (Apparel)	1,540	24,224
Cross Country Healthcare, Inc.* (Commercial Services)	840	10,139
Crown Media Holdings, Inc.* (Media)	1,260	5,632
CryoLife, Inc. (Healthcare - Products)	700	7,665
CSG Systems International, Inc. (Software)	700	21,770
CTI BioPharma Corp.* (Biotechnology)	4,200	7,770
CTS Corp. (Electronics)	700	13,153
CubeSmart (REIT)	2,800	73,249
Cumulus Media, Inc.* - Class A (Media)	3,920	6,468
Curis, Inc.* (Biotechnology)	2,940	9,232
Curtiss-Wright Corp. (Aerospace/Defense)	840	56,591
Customers Bancorp, Inc.* (Banks)	560	14,084
CVB Financial Corp. (Banks)	1,960	34,712
Cvent, Inc.* (Software)	560	15,075
Cyberonics, Inc.* (Healthcare - Products)	420	25,788
Cynosure, Inc.* - Class A (Healthcare - Products)	420	16,296
CyrusOne, Inc. (REIT)	980	30,125
CYS Investments, Inc. (REIT)	2,940	22,814
Cytokinetics, Inc.* (Biotechnology)	1,120	7,157
CytRx Corp.* (Biotechnology)	1,820	4,950
Daktronics, Inc. (Home Furnishings)	840	9,601
Dana Holding Corp. (Auto Parts & Equipment)	2,800	51,967
Darling Ingredients, Inc.* (Food)	2,940	37,779
Dave & Buster’s Entertainment, Inc.* (Retail)	420	16,296
DCT Industrial Trust, Inc. (REIT)	1,540	53,530
Dealertrack Technologies, Inc.* (Software)	980	60,829
Dean Foods Co. (Food)	1,680	29,904
Deckers Outdoor Corp.* (Apparel)	560	40,813
Del Frisco’s Restaurant Group, Inc.* (Retail)	560	8,932
Delek US Holdings, Inc. (Oil & Gas)	980	34,957
Deluxe Corp. (Commercial Services)	840	54,121
Demandware, Inc.* (Software)	560	42,314
Denny’s Corp.* (Retail)	1,680	19,757
Depomed, Inc.* (Pharmaceuticals)	1,120	35,280
Destination XL Group, Inc.* (Retail)	1,260	6,161
DeVry Education Group, Inc. (Commercial Services)	1,120	34,026
DHI Group, Inc.* (Internet)	1,120	8,926
DHT Holdings, Inc. (Transportation)	1,960	15,582
Diamond Foods, Inc.* (Food)	560	18,094
Diamond Resorts International, Inc.* (Lodging)	840	26,326
DiamondRock Hospitality Co. (REIT)	3,500	44,135
Diebold, Inc. (Computers)	1,120	38,136
Digi International, Inc.* (Software)	700	7,084
Digital Turbine, Inc.* (Software)	1,820	4,423
DigitalGlobe, Inc.* (Telecommunications)	1,260	26,687
Dime Community Bancshares, Inc. (Savings & Loans)	700	11,900
Diodes, Inc.* (Semiconductors)	700	15,533
Diplomat Pharmacy, Inc.* (Pharmaceuticals)	700	32,326
Dorian LPG, Ltd.* (Transportation)	560	8,809
Dorman Products, Inc.* (Auto Parts & Equipment)	560	29,557
Dot Hill Systems Corp.* (Computers)	1,540	9,733
Douglas Dynamics, Inc. (Auto Parts & Equipment)	560	11,491

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,400	$33,754
Drew Industries, Inc. (Building Materials)	420	24,637
DSP Group, Inc.* (Semiconductors)	700	6,111
DuPont Fabros Technology, Inc. (REIT)	1,120	33,768
Durect Corp.* (Pharmaceuticals)	3,220	7,567
Dyax Corp.* (Pharmaceuticals)	2,520	62,017
Dycom Industries, Inc.* (Engineering & Construction)	560	36,994
Dynavax Technologies Corp.* (Biotechnology)	560	16,470
Dynegy, Inc.* (Electric)	2,100	54,706
Dynex Capital, Inc. (REIT)	1,260	9,286
Eagle Bancorp, Inc.* (Banks)	560	24,864
Eagle Bulk Shipping, Inc.* (Transportation)	840	7,258
EarthLink Holdings Corp. (Telecommunications)	2,100	15,414
EastGroup Properties, Inc. (REIT)	560	33,712
Ebix, Inc. (Software)	560	17,354
Echo Global Logistics, Inc.* (Transportation)	560	18,088
Eclipse Resources Corp.* (Oil & Gas)	1,400	5,390
Education Realty Trust, Inc. (REIT)	840	26,578
El Paso Electric Co. (Electric)	700	25,501
Eldorado Resorts, Inc.* (Entertainment)	980	8,281
Electronics for Imaging, Inc.* (Computers)	840	38,388
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	700	7,378
Ellie Mae, Inc.* (Diversified Financial Services)	560	43,932
EMCOR Group, Inc. (Engineering & Construction)	1,120	53,570
EMCORE Corp.* (Semiconductors)	980	6,066
Emergent BioSolutions, Inc.* (Biotechnology)	560	18,385
Employers Holdings, Inc. (Insurance)	700	16,800
Encore Capital Group, Inc.* (Diversified Financial Services)	560	24,086
Endocyte, Inc.* (Biotechnology)	1,260	6,502
Endologix, Inc.* (Healthcare - Products)	1,260	17,968
Endurance International Group Holdings, Inc.* (Internet)	1,120	22,635
Energy Fuels, Inc.* (Mining)	1,120	4,290
Energy XXI, Ltd. (Oil & Gas)	2,660	4,708
EnerNOC, Inc.* (Electric)	700	5,761
EnerSys (Electrical Components & Equipment)	700	43,715
Ennis, Inc. (Commercial Services)	560	9,397
Enova International, Inc.* (Diversified Financial Services)	560	10,125
Enphase Energy, Inc.* (Energy-Alternate Sources)	840	4,964
EnPro Industries, Inc. (Miscellaneous Manufacturing)	420	21,286
Entegris, Inc.* (Semiconductors)	2,520	37,334
Entercom Communications Corp.* - Class A (Media)	700	7,371
Entravision Communications Corp. - Class A (Media)	1,400	10,738
Envestnet, Inc.* (Software)	700	31,703
EPAM Systems, Inc.* (Computers)	840	62,253
Epiq Systems, Inc. (Software)	700	11,585
Epizyme, Inc.* (Biotechnology)	560	12,494
EPR Properties (REIT)	980	55,978
Equity One, Inc. (REIT)	1,260	32,344
Eros International PLC* (Entertainment)	560	20,037
ESCO Technologies, Inc. (Electronics)	560	21,319
Essendant, Inc. (Distribution/Wholesale)	700	25,774
Essent Group, Ltd.* (Insurance)	980	28,685
Esterline Technologies Corp.* (Aerospace/Defense)	560	49,650
Ethan Allen Interiors, Inc. (Home Furnishings)	560	16,906
Euronet Worldwide, Inc.* (Commercial Services)	840	57,540
EverBank Financial Corp. (Savings & Loans)	1,680	33,499
Evercore Partners, Inc. - Class A (Diversified Financial Services)	560	32,928
EVERTEC, Inc. (Commercial Services)	1,260	23,713
EVINE Live, Inc.* (Advertising)	1,960	4,292
Evolution Petroleum Corp. (Oil & Gas)	840	4,385
Exact Sciences Corp.* (Biotechnology)	1,540	37,068
ExamWorks Group, Inc.* (Commercial Services)	700	24,556
Exar Corp.* (Semiconductors)	980	7,713
EXCO Resources, Inc. (Oil & Gas)	5,040	2,919
Exelixis, Inc.* (Biotechnology)	4,060	23,264
ExlService Holdings, Inc.* (Computers)	700	27,139
Exponent, Inc. (Engineering & Construction)	560	24,914
Express, Inc.* (Retail)	1,540	29,322
Exterran Holdings, Inc. (Oil & Gas Services)	1,260	31,234
Extreme Networks, Inc.* (Telecommunications)	2,800	6,496
EZCORP, Inc.* - Class A (Retail)	1,260	8,933
F.N.B. Corp. (Banks)	3,080	42,473
Fabrinet* (Miscellaneous Manufacturing)	700	12,992
Fair Isaac Corp. (Software)	560	50,786
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,100	31,626
Fairmount Santrol Holdings, Inc.* (Oil & Gas)	1,400	8,372
FCB Financial Holdings, Inc.* - Class A (Banks)	560	19,449
Federal Signal Corp. (Miscellaneous Manufacturing)	1,260	18,850
Federal-Mogul Holdings Corp.* (Auto Parts & Equipment)	840	9,408
FEI Co. (Electronics)	700	60,178
FelCor Lodging Trust, Inc. (REIT)	2,660	24,898
Ferro Corp.* (Chemicals)	1,400	19,446
Fibrocell Science, Inc.* (Biotechnology)	980	6,390

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
FibroGen, Inc.* (Pharmaceuticals)	980	$22,785
Fiesta Restaurant Group, Inc.* (Retail)	560	32,553
Financial Engines, Inc. (Diversified Financial Services)	980	44,943
Finisar Corp.* (Telecommunications)	1,820	31,685
First American Financial Corp. (Insurance)	1,820	73,856
First BanCorp.* (Banks)	2,380	10,258
First Busey Corp. (Banks)	1,680	10,702
First Cash Financial Services, Inc.* (Retail)	560	22,775
First Commonwealth Financial Corp. (Banks)	1,820	16,744
First Financial Bancorp (Banks)	1,120	21,291
First Financial Bankshares, Inc. (Banks)	1,120	38,058
First Industrial Realty Trust, Inc. (REIT)	1,960	41,042
First Merchants Corp. (Banks)	700	18,221
First Midwest Bancorp, Inc. (Banks)	1,400	26,278
First Potomac Realty Trust (REIT)	1,260	14,301
FirstMerit Corp. (Banks)	2,800	52,472
Five Below, Inc.* (Retail)	980	36,133
Five Star Quality Care, Inc.* (Healthcare - Services)	1,400	6,328
Five9, Inc.* (Software)	980	4,616
Fleetmatics Group PLC* (Computers)	700	33,509
Flotek Industries, Inc.* (Oil & Gas Services)	1,120	19,174
Fluidigm Corp.* (Electronics)	560	11,217
Flushing Financial Corp. (Savings & Loans)	700	14,532
FNFV Group* (Diversified Financial Services)	1,540	22,422
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	700	7,448
Forestar Group, Inc.* (Real Estate)	840	10,752
FormFactor, Inc.* (Semiconductors)	1,260	9,110
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,120	17,114
Forward Air Corp. (Transportation)	560	27,188
Francesca’s Holdings Corp.* (Retail)	980	11,917
Franklin Electric Co., Inc. (Hand/Machine Tools)	840	24,242
Franklin Street Properties Corp. (REIT)	1,680	19,774
Fred’s, Inc. - Class A (Retail)	840	15,154
Fresh Del Monte Produce, Inc. (Food)	560	22,131
Frontline, Ltd.* (Transportation)	2,940	9,085
FTI Consulting, Inc.* (Commercial Services)	700	28,644
FuelCell Energy, Inc.* (Energy-Alternate Sources)	7,700	6,482
Fulton Financial Corp. (Banks)	3,080	39,917
Furmanite Corp.* (Metal Fabricate/Hardware)	980	6,390
FutureFuel Corp. (Energy-Alternate Sources)	700	8,008
GAIN Capital Holdings, Inc. (Diversified Financial Services)	840	5,863
Galena Biopharma, Inc.* (Biotechnology)	4,480	7,347
GasLog, Ltd. (Transportation)	840	13,037
Gastar Exploration, Inc.* (Oil & Gas)	2,380	4,046
Generac Holdings, Inc.* (Electrical Components & Equipment)	1,260	44,188
General Cable Corp. (Electrical Components & Equipment)	980	15,994
General Communication, Inc.* - Class A (Telecommunications)	700	12,880
Genesco, Inc.* (Retail)	420	27,170
Genesis Healthcare, Inc.* (Healthcare - Services)	1,120	6,843
GenMark Diagnostics, Inc.* (Healthcare - Products)	980	8,330
Gentherm, Inc.* (Auto Parts & Equipment)	700	35,231
Geron Corp.* (Biotechnology)	3,360	13,608
Getty Realty Corp. (REIT)	560	9,307
Gibraltar Industries, Inc.* (Building Materials)	700	13,398
Gigamon, Inc.* (Telecommunications)	560	15,053
G-III Apparel Group, Ltd.* (Apparel)	700	50,561
Glacier Bancorp, Inc. (Banks)	1,400	39,340
Global Cash Access Holdings, Inc.* (Commercial Services)	1,540	7,777
Global Eagle Entertainment, Inc.* (Internet)	980	12,172
Globalstar, Inc.* (Telecommunications)	9,240	19,127
Globe Specialty Metals, Inc. (Mining)	1,260	19,454
Globus Medical, Inc.* - Class A (Healthcare - Products)	1,260	35,355
Glu Mobile, Inc.* (Software)	2,520	14,780
Gogo, Inc.* (Telecommunications)	1,120	20,418
Golden Ocean Group, Ltd. (Transportation)	1,960	7,624
Government Properties Income Trust (REIT)	1,260	21,760
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,660	13,380
Gramercy Property Trust, Inc. (REIT)	1,120	27,395
Grand Canyon Education, Inc.* (Commercial Services)	840	36,481
Granite Construction, Inc. (Engineering & Construction)	700	23,814
Gray Television, Inc.* (Media)	1,260	21,281
Great Lakes Dredge & Dock Corp.* (Commercial Services)	1,540	7,808
Great Western Bancorp, Inc. (Banks)	840	22,058
Greatbatch, Inc.* (Healthcare - Products)	420	22,903
Green Dot Corp.* - Class A (Commercial Services)	840	17,405
Green Plains, Inc. (Energy-Alternate Sources)	700	15,715
Greenhill & Co., Inc. (Diversified Financial Services)	560	22,025
Greenlight Capital Re, Ltd.* - Class A (Insurance)	560	15,579
Greif, Inc. - Class A (Packaging & Containers)	560	17,354
Griffon Corp. (Building Materials)	700	12,068
Group 1 Automotive, Inc. (Retail)	420	40,727
GrubHub, Inc.* (Internet)	1,260	39,955

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
GSI Group, Inc.* (Electronics)	840	$11,903
GTT Communications, Inc.* (Telecommunications)	560	13,009
Guess?, Inc. (Retail)	1,120	24,517
Guidewire Software, Inc.* (Software)	1,260	74,402
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	700	6,594
H&E Equipment Services, Inc. (Distribution/Wholesale)	700	12,558
H.B. Fuller Co. (Chemicals)	840	33,650
Haemonetics Corp.* (Healthcare - Products)	980	39,210
Halcon Resources Corp.* (Oil & Gas)	8,540	9,394
Halozyme Therapeutics, Inc.* (Biotechnology)	1,820	42,479
Halyard Health, Inc.* (Healthcare - Products)	840	34,221
Hampton Roads Bankshares, Inc.* (Banks)	2,240	4,704
Hancock Holding Co. (Banks)	1,400	40,908
Hanger, Inc.* (Healthcare - Products)	700	15,148
Hanmi Financial Corp. (Banks)	700	17,717
Hannon Armstrong Sustainable, Inc. (Diversified Financial Services)	700	14,049
Harmonic, Inc.* (Telecommunications)	1,960	11,780
Harsco Corp. (Miscellaneous Manufacturing)	1,540	21,160
Harte-Hanks, Inc. (Advertising)	1,260	5,909
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	1	1
Harvard Bioscience, Inc.* (Biotechnology)	1,120	5,477
Hatteras Financial Corp. (REIT)	1,820	29,593
Hawaiian Holdings, Inc.* (Airlines)	980	21,286
Headwaters, Inc.* (Building Materials)	1,400	26,614
Healthcare Realty Trust, Inc. (REIT)	1,820	43,753
Healthcare Services Group, Inc. (Commercial Services)	1,260	43,987
HealthEquity, Inc.* (Commercial Services)	700	23,562
HealthSouth Corp. (Healthcare - Services)	1,540	70,378
HealthStream, Inc.* (Internet)	560	15,714
Healthways, Inc.* (Healthcare - Services)	840	10,634
Heartland Express, Inc. (Transportation)	980	20,903
Heartland Payment Systems, Inc. (Commercial Services)	700	43,610
Hecla Mining Co. (Mining)	7,140	14,994
HEICO Corp. - Class A (Aerospace/Defense)	700	31,752
Helen of Troy, Ltd.* (Household Products/Wares)	560	49,157
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,960	16,405
Heritage Financial Corp. (Banks)	700	12,390
Heritage Insurance Holdings, Inc.* (Insurance)	560	13,843
Heritage Oaks Bancorp (Banks)	840	6,686
Herman Miller, Inc. (Office Furnishings)	1,120	31,405
Heron Therapeutics, Inc.* (Pharmaceuticals)	560	18,110
Hersha Hospitality Trust (REIT)	980	26,578
HFF, Inc. - Class A (Real Estate)	700	32,088
Hibbett Sports, Inc.* (Retail)	420	19,131
Highwoods Properties, Inc. (REIT)	1,540	65,189
Hill International, Inc.* (Engineering & Construction)	1,260	6,023
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,120	31,763
Hilltop Holdings, Inc.* (Banks)	1,400	29,470
HMS Holdings Corp.* (Commercial Services)	1,680	19,354
HNI Corp. (Office Furnishings)	840	41,655
Home BancShares, Inc. (Banks)	980	39,024
HomeStreet, Inc.* (Savings & Loans)	560	12,662
Horace Mann Educators Corp. (Insurance)	700	24,668
Horizon Global Corp.* (Auto Parts & Equipment)	280	3,506
Hornbeck Offshore Services, Inc.* (Transportation)	700	12,740
Horsehead Holding Corp.* (Mining)	2,800	23,184
Houghton Mifflin Harcourt Co.* (Media)	2,380	62,190
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	3,220	6,504
HRG Group, Inc.* (Holding Companies - Diversified)	1,540	21,945
HSN, Inc. (Retail)	560	41,166
Hub Group, Inc.* - Class A (Transportation)	700	29,491
Hudson Pacific Properties, Inc. (REIT)	1,260	38,784
Huron Consulting Group, Inc.* (Commercial Services)	420	32,117
IBERIABANK Corp. (Banks)	700	45,185
Iconix Brand Group, Inc.* (Apparel)	840	18,253
IDACORP, Inc. (Electric)	840	52,172
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,380	8,520
IGI Laboratories, Inc.* (Pharmaceuticals)	1,260	11,088
II-VI, Inc.* (Electronics)	980	16,660
Imation Corp.* (Computers)	1,400	5,740
IMAX Corp.* (Electronics)	1,120	41,899
Immersion Corp.* (Computers)	700	9,604
ImmunoGen, Inc.* (Biotechnology)	1,680	30,274
Immunomedics, Inc.* (Biotechnology)	2,380	4,879
Impax Laboratories, Inc.* (Pharmaceuticals)	1,260	61,059
Imperva, Inc.* (Software)	420	27,594
inContact, Inc.* (Software)	1,260	11,693
Independence Realty Trust, Inc. (REIT)	840	6,863
Independent Bank Corp. (Banks)	560	27,082
Independent Bank Corp./MI (Banks)	560	7,986
Infinera Corp.* (Telecommunications)	2,240	53,625
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	9,789
Infoblox, Inc.* (Telecommunications)	980	23,030
InfraREIT, Inc. (REIT)	420	14,083

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Inland Real Estate Corp. (REIT)	1,820	$17,872
InnerWorkings, Inc.* (Software)	1,120	8,400
Innospec, Inc. (Chemicals)	420	18,165
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,540	11,227
Inphi Corp.* (Semiconductors)	700	15,911
Insight Enterprises, Inc.* (Computers)	700	18,893
Insmed, Inc.* (Biotechnology)	1,120	30,352
Insulet Corp.* (Healthcare - Products)	980	33,212
Insys Therapeutics, Inc.* (Pharmaceuticals)	420	18,866
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	420	26,935
Integrated Device Technology, Inc.* (Semiconductors)	2,520	48,157
Integrated Silicon Solution, Inc. (Semiconductors)	700	15,351
Inteliquent, Inc. (Telecommunications)	700	12,740
Intelsat S.A.* (Telecommunications)	840	7,988
InterDigital, Inc. (Telecommunications)	700	37,849
Interface, Inc. (Office Furnishings)	1,260	32,722
Internap Corp.* (Internet)	1,260	11,605
International Bancshares Corp. (Banks)	980	26,391
International Speedway Corp. - Class A (Entertainment)	560	19,191
Intersil Corp. - Class A (Semiconductors)	2,380	26,489
Interval Leisure Group, Inc. (Lodging)	840	17,909
Intralinks Holdings, Inc.* (Internet)	980	11,133
Intrepid Potash, Inc.* (Chemicals)	1,260	10,760
Invacare Corp. (Healthcare - Products)	700	11,935
InvenSense, Inc.* (Semiconductors)	1,400	18,340
Invesco Mortgage Capital, Inc. (REIT)	2,240	32,278
Investment Technology Group, Inc. (Diversified Financial Services)	700	14,245
Investors Bancorp, Inc. (Savings & Loans)	5,880	71,619
Investors Real Estate Trust (REIT)	2,520	18,169
InVivo Therapeutics Holdings Corp.* (Healthcare - Products)	560	8,148
ION Geophysical Corp.* (Oil & Gas Services)	5,180	4,092
Iridium Communications, Inc.* (Telecommunications)	1,680	12,466
iRobot Corp.* (Home Furnishings)	560	17,242
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,380	24,871
Isle of Capri Casinos, Inc.* (Entertainment)	560	10,214
iStar Financial, Inc.* (REIT)	1,680	22,008
Itron, Inc.* (Electronics)	700	22,561
Ixia* (Telecommunications)	1,260	16,632
IXYS Corp. (Semiconductors)	560	5,858
j2 Global, Inc. (Internet)	840	59,137
Jack in the Box, Inc. (Retail)	700	66,499
Janus Capital Group, Inc. (Diversified Financial Services)	2,520	41,278
Jive Software, Inc.* (Software)	1,400	6,608
John Bean Technologies Corp. (Miscellaneous Manufacturing)	560	20,412
Jones Energy, Inc.* - Class A (Oil & Gas)	840	5,914
Journal Media Group, Inc. (Advertising)	840	6,796
K12, Inc.* (Commercial Services)	840	11,080
Kaman Corp. - Class A (Aerospace/Defense)	560	22,103
KapStone Paper & Packaging Corp. (Packaging & Containers)	1,540	36,036
Karyopharm Therapeutics, Inc.* (Biotechnology)	560	11,491
KB Home (Home Builders)	1,540	24,609
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	980	10,408
Kearny Financial Corp.* (Banks)	1,820	20,293
Kelly Services, Inc. - Class A (Commercial Services)	700	10,458
Kemper Corp. (Insurance)	840	32,525
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,680	42,538
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,960	15,641
Key Energy Services, Inc.* (Oil & Gas Services)	3,920	3,568
Kforce, Inc. (Commercial Services)	560	13,087
Kimball Electronics, Inc.* (Electronics)	700	9,387
Kimball International, Inc. - Class B (Office Furnishings)	840	9,509
Kindred Healthcare, Inc. (Healthcare - Services)	1,540	31,770
Kite Pharma, Inc.* (Biotechnology)	560	40,750
Kite Realty Group Trust (REIT)	1,540	40,656
KLX, Inc.* (Aerospace/Defense)	980	38,494
Knight Transportation, Inc. (Transportation)	1,120	30,285
Knoll, Inc. (Office Furnishings)	980	23,716
Knowles Corp.* (Electronics)	1,540	29,337
Kopin Corp.* (Semiconductors)	1,960	5,841
Korn/Ferry International (Commercial Services)	840	28,123
Kraton Performance Polymers, Inc.* (Chemicals)	700	14,364
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,260	6,880
Krispy Kreme Doughnuts, Inc.* (Retail)	1,260	23,486
KYTHERA Biopharmaceuticals, Inc.* (Biotechnology)	420	31,298
La Quinta Holdings, Inc.* (Lodging)	1,680	35,649
Ladder Capital Corp. (Diversified Financial Services)	840	13,196
Ladenburg Thalmann Financial Services, Inc.* (Diversified Financial Services)	2,660	8,086
Lakeland Bancorp, Inc. (Banks)	840	9,492
Landec Corp.* (Chemicals)	700	9,345
Lannett Co., Inc.* (Pharmaceuticals)	420	25,032
LaSalle Hotel Properties (REIT)	1,960	65,210
Lattice Semiconductor Corp.* (Semiconductors)	2,380	11,710
La-Z-Boy, Inc. (Home Furnishings)	980	24,893

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
LDR Holding Corp.* (Healthcare - Products)	420	$19,093
LegacyTexas Financial Group, Inc. (Banks)	840	25,528
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,120	9,453
Lexington Realty Trust (REIT)	3,640	31,304
Libbey, Inc. (Housewares)	420	15,628
Liberty TripAdvisor Holdings, Inc.* - Class A (Leisure Time)	1,260	36,904
LifeLock, Inc.* (Commercial Services)	1,680	13,306
Limelight Networks, Inc.* (Internet)	1,820	6,861
Lion Biotechnologies, Inc.* (Biotechnology)	1,120	9,587
Lionbridge Technologies, Inc.* (Internet)	1,540	9,055
Liquidity Services, Inc.* (Internet)	700	6,286
Lithia Motors, Inc. - Class A (Retail)	420	50,270
Littelfuse, Inc. (Electrical Components & Equipment)	420	38,640
LivePerson, Inc.* (Computers)	1,260	12,109
LogMeIn, Inc.* (Telecommunications)	420	30,904
Louisiana-Pacific Corp.* (Building Materials)	2,520	37,145
LTC Properties, Inc. (REIT)	700	30,709
Lumber Liquidators Holdings, Inc.* (Retail)	560	10,808
Luminex Corp.* (Healthcare - Products)	840	14,473
Lumos Networks Corp. (Telecommunications)	560	7,818
M.D.C. Holdings, Inc. (Home Builders)	700	20,902
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors)	420	14,158
M/I Homes, Inc.* (Home Builders)	560	14,045
Mack-Cali Realty Corp. (REIT)	1,680	35,011
MacroGenics, Inc.* (Biotechnology)	560	21,056
Magellan Health, Inc.* (Healthcare - Services)	420	25,448
Magnum Hunter Resources Corp.* (Oil & Gas)	5,320	5,105
Maiden Holdings, Ltd. (Insurance)	980	16,209
Manhattan Associates, Inc.* (Computers)	1,260	81,673
MannKind Corp.* (Pharmaceuticals)	4,620	19,820
ManTech International Corp. - Class A (Software)	560	16,694
Marchex, Inc. - Class B (Advertising)	1,260	5,796
Marin Software, Inc.* (Advertising)	980	5,478
MarineMax, Inc.* (Retail)	560	10,114
MarketAxess Holdings, Inc. (Diversified Financial Services)	700	68,459
Marketo, Inc.* (Internet)	700	21,287
Marriott Vacations Worldwide Corp. (Entertainment)	420	35,112
Marten Transport, Ltd. (Transportation)	560	10,858
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,120	6,798
Masimo Corp.* (Healthcare - Products)	840	35,011
Masonite International Corp.* (Building Materials)	560	38,679
MasTec, Inc.* (Engineering & Construction)	1,260	23,222
Matador Resources Co.* (Oil & Gas)	1,260	27,757
Matrix Service Co.* (Oil & Gas Services)	560	10,853
Matson, Inc. (Transportation)	840	34,793
Matthews International Corp. - Class A (Commercial Services)	560	30,156
Mattson Technology, Inc.* (Semiconductors)	2,240	6,406
MAXIMUS, Inc. (Computers)	1,120	76,395
MaxLinear, Inc.* - Class A (Semiconductors)	1,120	12,186
MB Financial, Inc. (Banks)	1,260	42,966
MBIA, Inc.* (Insurance)	2,940	17,493
McDermott International, Inc.* (Oil & Gas Services)	4,480	19,712
McGrath RentCorp (Commercial Services)	560	14,202
MDC Partners, Inc. - Class A (Advertising)	840	14,809
MedAssets, Inc.* (Software)	1,120	26,096
Media General, Inc.* (Media)	1,680	26,662
Medical Properties Trust, Inc. (REIT)	3,640	49,759
Medidata Solutions, Inc.* (Software)	980	52,724
Mentor Graphics Corp. (Computers)	1,680	43,831
Mercury Systems, Inc.* (Computers)	840	11,836
Meredith Corp. (Media)	700	33,545
Merge Healthcare, Inc.* (Software)	1,820	9,992
Meridian Bancorp, Inc.* (Savings & Loans)	1,120	14,605
Meridian Bioscience, Inc. (Healthcare - Products)	840	15,196
Merit Medical Systems, Inc.* (Healthcare - Products)	840	21,470
Meritage Homes Corp.* (Home Builders)	700	31,570
Meritor, Inc.* (Auto Parts & Equipment)	1,820	25,626
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,100	21,210
Methode Electronics, Inc. (Electronics)	700	18,781
MGE Energy, Inc. (Electric)	700	27,776
MGIC Investment Corp.* (Insurance)	5,740	63,542
Micrel, Inc. (Semiconductors)	980	13,671
Microsemi Corp.* (Semiconductors)	1,680	55,339
Millennial Media, Inc.* (Advertising)	3,780	6,502
MiMedx Group, Inc.* (Healthcare - Products)	2,100	22,533
Minerals Technologies, Inc. (Chemicals)	560	36,260
MKS Instruments, Inc. (Semiconductors)	980	34,790
Mobile Mini, Inc. (Storage/Warehousing)	840	31,189
MobileIron, Inc.* (Software)	1,120	6,406
Modine Manufacturing Co.* (Auto Parts & Equipment)	1,120	11,346
ModusLink Global Solutions, Inc.* (Internet)	1,540	5,005
Molina Healthcare, Inc.* (Healthcare - Services)	560	42,241
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,120	24,349
MoneyGram International, Inc.* (Commercial Services)	840	8,568

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,260	$12,625
Monogram Residential Trust, Inc. (REIT)	3,080	28,767
Monolithic Power Systems, Inc. (Semiconductors)	700	36,197
Monotype Imaging Holdings, Inc. (Software)	840	20,941
Monro Muffler Brake, Inc. (Commercial Services)	560	35,420
Monster Worldwide, Inc.* (Commercial Services)	1,960	13,818
Moog, Inc.* - Class A (Aerospace/Defense)	700	46,802
Morgans Hotel Group Co.* (Lodging)	980	5,880
MRC Global, Inc.* (Oil & Gas Services)	1,820	23,387
MSA Safety, Inc. (Environmental Control)	560	28,924
Mueller Industries, Inc. (Metal Fabricate/Hardware)	980	31,723
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,940	26,254
Myers Industries, Inc. (Miscellaneous Manufacturing)	560	8,473
Myriad Genetics, Inc.* (Biotechnology)	1,260	42,990
Nanometrics, Inc.* (Semiconductors)	560	7,661
National Bank Holdings Corp. (Holding Companies - Diversified)	700	15,148
National CineMedia, Inc. (Entertainment)	1,260	19,530
National General Holdings Corp. (Insurance)	700	16,023
National Health Investors, Inc. (REIT)	700	45,675
National Penn Bancshares, Inc. (Banks)	2,520	27,014
National Storage Affiliates (REIT)	700	8,281
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	840	15,582
Natus Medical, Inc.* (Healthcare - Products)	560	25,290
Nautilus, Inc.* (Leisure Time)	700	14,791
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	4,620	7,946
Navigant Consulting, Inc.* (Commercial Services)	980	15,406
Navios Maritime Acquisition Corp. (Transportation)	2,240	8,870
Navios Maritime Holdings, Inc. (Transportation)	2,240	8,288
Navistar International Corp.* (Auto Manufacturers)	980	17,189
NBT Bancorp, Inc. (Banks)	840	22,705
NCI Building Systems, Inc.* (Building Materials)	700	9,065
Nektar Therapeutics* (Pharmaceuticals)	2,380	30,012
Nelnet, Inc. - Class A (Diversified Financial Services)	420	16,544
Neogen Corp.* (Pharmaceuticals)	700	40,733
NeoGenomics, Inc.* (Biotechnology)	1,540	9,409
NeoPhotonics Corp.* (Telecommunications)	840	7,442
NETGEAR, Inc.* (Telecommunications)	700	23,443
NetScout Systems, Inc.* (Computers)	700	27,916
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,400	70,168
NeuStar, Inc.* - Class A (Telecommunications)	980	30,253
New Jersey Resources Corp. (Gas)	1,540	44,506
New Media Investment Group, Inc. (Internet)	840	14,288
New Residential Investment Corp. (REIT)	3,360	52,718
New Senior Investment Group, Inc. (REIT)	1,260	16,304
New York Mortgage Trust, Inc. (REIT)	2,240	16,755
New York REIT, Inc. (REIT)	2,940	30,458
NewBridge Bancorp (Banks)	980	8,634
Newpark Resources, Inc.* (Oil & Gas Services)	1,820	13,159
Newport Corp.* (Electronics)	840	13,306
NewStar Financial, Inc.* (Diversified Financial Services)	700	8,099
Nexstar Broadcasting Group, Inc. - Class A (Media)	560	32,122
NIC, Inc. (Internet)	1,260	22,730
Nimble Storage, Inc.* (Computers)	980	27,068
NMI Holdings, Inc.* - Class A (Insurance)	1,260	10,080
Nobilis Health Corp.* (Healthcare - Services)	980	5,772
Nordic American Tankers, Ltd. (Transportation)	1,680	25,234
North Atlantic Drilling, Ltd. (Oil & Gas)	4,060	3,818
Northern Oil & Gas, Inc.* (Oil & Gas)	1,540	7,330
Northfield Bancorp, Inc. (Savings & Loans)	980	14,759
Northwest Bancshares, Inc. (Savings & Loans)	1,820	23,096
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	1,120	12,790
Northwest Natural Gas Co. (Gas)	560	24,242
NorthWestern Corp. (Electric)	840	45,226
Novatel Wireless, Inc.* (Telecommunications)	1,540	3,804
Novavax, Inc.* (Biotechnology)	4,620	55,716
NRG Yield, Inc. - Class A (Electric)	700	13,797
NRG Yield, Inc. - Class C (Electric)	700	13,503
Nutrisystem, Inc. (Commercial Services)	560	16,828
NuVasive, Inc.* (Healthcare - Products)	840	46,208
NxStage Medical, Inc.* (Healthcare - Products)	1,260	17,993
Oasis Petroleum, Inc.* (Oil & Gas)	2,520	24,268
Ocata Therapeutics, Inc.* (Biotechnology)	1,260	5,657
Oclaro, Inc.* (Telecommunications)	2,940	6,762
Ocwen Financial Corp.* (Diversified Financial Services)	2,100	17,703
OFG Bancorp (Banks)	980	7,899
Oil States International, Inc.* (Oil & Gas Services)	980	29,508
Old National Bancorp (Banks)	2,100	30,219
Old Second Bancorp, Inc.* (Banks)	980	6,380
Olin Corp. (Chemicals)	1,400	32,186
OM Asset Management PLC (Diversified Financial Services)	560	9,895

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
OM Group, Inc. (Chemicals)	560	$18,973
Omeros Corp.* (Biotechnology)	700	11,270
Omnicell, Inc.* (Software)	700	25,564
OmniVision Technologies, Inc.* (Semiconductors)	1,120	27,350
OMNOVA Solutions, Inc.* (Chemicals)	1,120	7,246
On Assignment, Inc.* (Commercial Services)	980	37,554
Oncothyreon, Inc.* (Biotechnology)	2,520	9,173
ONE Gas, Inc. (Gas)	980	44,129
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	560	8,120
Ophthotech Corp.* (Pharmaceuticals)	420	28,430
OPOWER, Inc.* (Software)	700	7,035
OraSure Technologies, Inc.* (Healthcare - Products)	1,540	7,608
ORBCOMM, Inc.* (Telecommunications)	1,400	8,624
Orbitz Worldwide, Inc.* (Internet)	2,100	23,688
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,380	9,520
Organovo Holdings, Inc.* (Biotechnology)	2,100	7,098
Orion Marine Group, Inc.* (Engineering & Construction)	980	7,095
Oritani Financial Corp. (Savings & Loans)	980	15,396
Ormat Technologies, Inc. (Electric)	700	28,476
Otter Tail Corp. (Electric)	700	18,144
OvaScience, Inc.* (Biotechnology)	420	11,970
Owens & Minor, Inc. (Pharmaceuticals)	1,120	39,379
P.H. Glatfelter Co. (Forest Products & Paper)	840	17,144
Pacific Biosciences of California, Inc.* (Biotechnology)	1,680	9,559
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	700	5,166
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	700	46,494
Papa John’s International, Inc. (Retail)	560	42,314
PAREXEL International Corp.* (Commercial Services)	980	67,580
Park Sterling Corp. (Banks)	1,260	9,122
Parker Drilling Co.* (Oil & Gas)	2,940	7,468
Parkway Properties, Inc. (REIT)	1,540	27,628
Parsley Energy, Inc.* - Class A (Oil & Gas)	1,540	22,268
Party City Holdco, Inc.* (Retail)	560	11,547
Pattern Energy Group, Inc. (Energy-Alternate Sources)	980	23,942
Paycom Software, Inc.* (Software)	560	17,920
PDC Energy, Inc.* (Oil & Gas)	700	32,865
PDF Solutions, Inc.* (Software)	700	9,807
PDL BioPharma, Inc. (Biotechnology)	3,220	18,740
Peabody Energy Corp. (Coal)	5,880	7,056
Pebblebrook Hotel Trust (REIT)	1,260	51,282
Pegasystems, Inc. (Software)	700	18,963
Pendrell Corp.* (Commercial Services)	5,040	6,955
Penn National Gaming, Inc.* (Entertainment)	1,540	29,383
Penn Virginia Corp.* (Oil & Gas)	1,960	2,626
Pennsylvania Real Estate Investment Trust (REIT)	1,260	27,619
PennyMac Mortgage Investment Trust (REIT)	1,400	24,864
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	5,600	6,888
Perficient, Inc.* (Internet)	700	11,361
Performance Sports Group, Ltd.* (Leisure Time)	980	16,092
Pericom Semiconductor Corp. (Semiconductors)	560	6,703
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	1,400	6,972
PGT, Inc.* (Building Materials)	980	15,749
PharMerica Corp.* (Pharmaceuticals)	560	19,135
PHH Corp.* (Diversified Financial Services)	980	24,461
Photronics, Inc.* (Semiconductors)	1,400	11,550
Physicians Realty Trust (REIT)	1,400	22,456
PICO Holdings, Inc.* (Water)	560	6,905
Piedmont Natural Gas Co., Inc. (Gas)	1,400	53,214
Pier 1 Imports, Inc. (Retail)	1,680	19,841
Pinnacle Entertainment, Inc.* (Entertainment)	1,120	43,120
Pinnacle Financial Partners, Inc. (Banks)	700	37,163
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,540	5,636
Plantronics, Inc. (Telecommunications)	700	40,656
Plexus Corp.* (Electronics)	560	21,358
Plug Power, Inc.* (Energy-Alternate Sources)	4,060	10,515
PMC-Sierra, Inc.* (Semiconductors)	3,220	21,928
PNM Resources, Inc. (Electric)	1,400	36,932
Polycom, Inc.* (Telecommunications)	2,520	28,678
PolyOne Corp. (Chemicals)	1,540	52,776
Polypore International, Inc.* (Miscellaneous Manufacturing)	840	50,501
Pool Corp. (Distribution/Wholesale)	700	49,294
Popeyes Louisiana Kitchen, Inc.* (Retail)	420	25,486
Portland General Electric Co. (Electric)	1,400	50,414
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	840	41,530
Post Holdings, Inc.* (Food)	980	52,665
Potbelly Corp.* (Retail)	560	7,638
Potlatch Corp. (REIT)	700	24,507
Power Integrations, Inc. (Semiconductors)	560	21,706
PowerSecure International, Inc.* (Electrical Components & Equipment)	560	8,478
POZEN, Inc.* (Pharmaceuticals)	840	9,744
PRA Group, Inc.* (Diversified Financial Services)	840	53,382
Preferred Apartment Communities, Inc. - Class A (REIT)	700	7,931
Premiere Global Services, Inc.* (Telecommunications)	1,120	12,085
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	980	46,668

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Primerica, Inc. (Insurance)	840	$37,993
Primoris Services Corp. (Pipelines)	840	15,246
PrivateBancorp, Inc. (Banks)	1,400	57,876
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,680	14,549
Progress Software Corp.* (Software)	980	29,086
Proofpoint, Inc.* (Software)	700	45,290
PROS Holdings, Inc.* (Software)	560	12,247
Prosperity Bancshares, Inc. (Banks)	1,120	61,141
Prothena Corp. PLC* (Biotechnology)	560	36,943
Proto Labs, Inc.* (Miscellaneous Manufacturing)	420	31,656
Provident Financial Services, Inc. (Savings & Loans)	1,260	24,721
PTC Therapeutics, Inc.* (Biotechnology)	560	28,678
Qlik Technologies, Inc.* (Software)	1,540	62,308
QLogic Corp.* (Semiconductors)	1,680	14,902
QTS Realty Trust, Inc. - Class A (REIT)	420	17,430
Quad/Graphics, Inc. (Commercial Services)	700	11,515
Quality Distribution, Inc.* (Transportation)	700	11,137
Quality Systems, Inc. (Software)	980	12,495
Qualys, Inc.* (Computers)	420	15,523
Quanex Building Products Corp. (Building Materials)	700	14,056
Quantum Corp.* (Computers)	5,460	5,788
Quidel Corp.* (Healthcare - Products)	560	11,598
QuinStreet, Inc.* (Internet)	1,120	6,518
Radian Group, Inc. (Insurance)	3,220	59,441
Radiant Logistics, Inc.* (Transportation)	840	5,334
Radius Health, Inc.* (Pharmaceuticals)	560	43,859
RadNet, Inc.* (Healthcare - Services)	1,120	7,493
RAIT Financial Trust (REIT)	1,820	9,537
Rambus, Inc.* (Semiconductors)	2,100	27,489
Ramco-Gershenson Properties Trust (REIT)	1,540	26,088
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,540	21,930
Raven Industries, Inc. (Miscellaneous Manufacturing)	700	13,601
Rayonier Advanced Materials, Inc. (Chemicals)	840	11,802
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	420	28,455
RCS Capital Corp.* - Class A (Diversified Financial Services)	1,260	7,346
Real Industry, Inc.* (Investment Companies)	700	7,987
RealD, Inc.* (Computers)	980	12,299
RealNetworks, Inc.* (Internet)	980	4,586
RealPage, Inc.* (Software)	980	18,816
Redwood Trust, Inc. (REIT)	1,540	23,870
Regis Corp.* (Retail)	840	12,289
Regulus Therapeutics, Inc.* (Pharmaceuticals)	840	6,888
Relypsa, Inc.* (Pharmaceuticals)	560	18,542
Remy International, Inc. (Auto Parts & Equipment)	560	16,576
Renasant Corp. (Banks)	560	18,004
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	980	9,996
Rent-A-Center, Inc. (Commercial Services)	980	26,254
Rentech, Inc.* (Chemicals)	6,580	5,009
Repligen Corp.* (Biotechnology)	560	19,606
Republic Airways Holdings, Inc.* (Airlines)	1,120	5,645
Resource Capital Corp. (REIT)	2,940	10,525
Resources Connection, Inc. (Commercial Services)	840	13,297
Restoration Hardware Holdings, Inc.* (Retail)	560	56,818
Retail Opportunity Investments Corp. (REIT)	1,680	28,812
RetailMeNot, Inc.* (Internet)	840	12,726
Retrophin, Inc.* (Biotechnology)	700	22,218
Rex Energy Corp.* (Oil & Gas)	1,400	3,136
Rexford Industrial Realty, Inc. (REIT)	1,120	16,318
Rexnord Corp.* (Metal Fabricate/Hardware)	1,820	38,584
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,380	7,092
RingCentral, Inc.* - Class A (Internet)	980	19,306
RLI Corp. (Insurance)	700	38,661
RLJ Lodging Trust (REIT)	2,240	66,820
Roadrunner Transportation Systems, Inc.* (Transportation)	560	14,661
Rocket Fuel, Inc.* (Internet)	840	6,401
Rockwell Medical, Inc.* (Healthcare - Products)	980	13,524
Rofin-Sinar Technologies, Inc.* (Electronics)	560	13,966
Rouse Properties, Inc. (REIT)	840	14,784
Rovi Corp.* (Semiconductors)	1,680	18,463
RPX Corp.* (Commercial Services)	1,120	17,338
RSP Permian, Inc.* (Oil & Gas)	980	24,304
RTI Surgical, Inc.* (Biotechnology)	1,400	10,192
Ruby Tuesday, Inc.* (Retail)	1,540	11,304
Ruckus Wireless, Inc.* (Telecommunications)	1,540	18,988
Rudolph Technologies, Inc.* (Semiconductors)	840	9,425
Rush Enterprises, Inc.* - Class A (Retail)	700	17,843
Ruth’s Hospitality Group, Inc. (Retail)	840	14,725
Ryman Hospitality Properties, Inc. (REIT)	700	40,026
S&T Bancorp, Inc. (Banks)	700	21,644
Sabra Health Care REIT, Inc. (REIT)	1,120	30,632
Safe Bulkers, Inc. (Transportation)	1,540	5,298
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	560	13,765
Saia, Inc.* (Transportation)	560	24,315
Sanchez Energy Corp.* (Oil & Gas)	1,120	8,210
Sanderson Farms, Inc. (Food)	420	30,244
SandRidge Energy, Inc.* (Oil & Gas)	10,360	5,356
Sandy Spring Bancorp, Inc. (Banks)	560	15,310

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Sangamo BioSciences, Inc.* (Biotechnology)	1,400	$12,810
Sanmina Corp.* (Electronics)	1,540	33,987
Sapiens International Corp. N.V. (Software)	700	7,511
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	840	26,813
ScanSource, Inc.* (Distribution/Wholesale)	560	21,185
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	560	8,798
Scholastic Corp. (Media)	560	24,130
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	560	22,232
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	10,203
Science Applications International Corp. (Computers)	840	45,091
Scientific Games Corp.* - Class A (Entertainment)	980	14,798
SciQuest, Inc.* (Software)	700	8,323
Scorpio Bulkers, Inc.* (Transportation)	4,900	8,869
Scorpio Tankers, Inc. (Transportation)	3,220	34,583
SeaChange International, Inc.* (Software)	980	6,752
Seacoast Banking Corp. of Florida* (Banks)	560	8,372
SeaSpine Holdings Corp.* (Healthcare - Products)	140	2,195
SeaWorld Entertainment, Inc. (Entertainment)	1,260	21,848
Select Comfort Corp.* (Home Furnishings)	980	25,520
Select Income REIT (REIT)	1,120	22,478
Select Medical Holdings Corp. (Healthcare - Services)	1,960	28,284
Selective Insurance Group, Inc. (Insurance)	980	30,194
SemGroup Corp. - Class A (Pipelines)	700	49,763
Semtech Corp.* (Semiconductors)	1,260	22,163
Senomyx, Inc.* (Food)	1,400	8,694
Sensient Technologies Corp. (Chemicals)	840	57,449
Sequenom, Inc.* (Biotechnology)	2,940	8,291
Sequential Brands Group, Inc.* (Apparel)	560	9,929
ServiceSource International, Inc.* (Commercial Services)	1,540	8,162
ServisFirst Bancshares, Inc. (Banks)	420	16,313
Seventy Seven Energy, Inc.* (Oil & Gas)	1,540	4,805
SFX Entertainment, Inc.* (Commercial Services)	1,540	4,897
Shenandoah Telecommunications Co. (Telecommunications)	560	19,253
Ship Finance International, Ltd. (Transportation)	1,120	18,738
ShoreTel, Inc.* (Telecommunications)	1,540	10,919
Shutterfly, Inc.* (Internet)	700	30,275
Sigma Designs, Inc.* (Semiconductors)	840	8,711
Silicon Graphics International Corp.* (Computers)	1,120	5,723
Silicon Laboratories, Inc.* (Semiconductors)	700	31,493
Silver Bay Realty Trust Corp. (REIT)	840	13,616
Silver Spring Networks, Inc.* (Computers)	840	9,408
Simmons First National Corp. - Class A (Banks)	560	25,452
Simpson Manufacturing Co., Inc. (Building Materials)	840	30,089
Sinclair Broadcast Group, Inc. - Class A (Media)	1,120	32,502
Skullcandy, Inc.* (Home Furnishings)	840	6,140
SkyWest, Inc. (Airlines)	980	16,229
Smart & Final Stores, Inc.* (Food)	560	9,744
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,120	18,166
Snyder’s-Lance, Inc. (Food)	840	27,317
Solazyme, Inc.* (Energy-Alternate Sources)	2,240	5,242
Sonic Automotive, Inc. - Class A (Retail)	700	16,303
Sonic Corp. (Retail)	980	29,126
Sonus Networks, Inc.* (Telecommunications)	1,260	10,168
Sorrento Therapeutics, Inc.* (Pharmaceuticals)	700	14,546
Sotheby’s - Class A (Commercial Services)	1,120	46,850
South Jersey Industries, Inc. (Gas)	1,260	30,542
South State Corp. (Banks)	420	32,642
Southside Bancshares, Inc. (Banks)	560	15,299
Southwest Gas Corp. (Gas)	840	47,326
Sovran Self Storage, Inc. (REIT)	560	53,318
SpartanNash Co. (Food)	700	22,547
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,540	10,649
STAAR Surgical Co.* (Healthcare - Products)	980	8,595
STAG Industrial, Inc. (REIT)	1,260	24,746
Stage Stores, Inc. (Retail)	700	12,320
Standard Pacific Corp.* (Home Builders)	2,800	25,172
Starwood Waypoint Residential Trust (REIT)	700	17,136
State Bank Financial Corp. (Banks)	700	14,175
State National Cos., Inc. (Insurance)	840	9,122
Steelcase, Inc. - Class A (Office Furnishings)	1,540	27,489
Stein Mart, Inc. (Retail)	840	8,560
STERIS Corp. (Healthcare - Products)	980	67,747
Sterling Bancorp (Savings & Loans)	1,680	25,015
Steven Madden, Ltd.* (Apparel)	980	40,846
Stewart Information Services Corp. (Insurance)	420	17,270
Stifel Financial Corp.* (Diversified Financial Services)	1,120	61,544
Stillwater Mining Co.* (Mining)	2,240	21,325
Stone Energy Corp.* (Oil & Gas)	1,120	6,485
Stoneridge, Inc.* (Electronics)	700	8,519
STORE Capital Corp. (REIT)	700	14,700
Stratasys, Ltd.* (Computers)	980	30,115
Strategic Hotels & Resorts, Inc.* (REIT)	4,760	65,069

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	560	$12,202
Summit Hotel Properties, Inc. (REIT)	1,680	22,898
Summit Materials, Inc.* - Class A (Building Materials)	560	14,050
Sun Communities, Inc. (REIT)	840	58,388
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	420	14,876
SunCoke Energy, Inc. (Coal)	1,260	15,486
Sunstone Hotel Investors, Inc. (REIT)	3,640	51,215
Super Micro Computer, Inc.* (Computers)	700	18,669
Superior Industries International, Inc. (Auto Parts & Equipment)	560	9,475
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	700	14,847
SUPERVALU, Inc.* (Food)	4,620	42,596
Swift Transportation Co.* (Transportation)	1,540	36,683
Sykes Enterprises, Inc.* (Computers)	700	17,066
Symetra Financial Corp. (Insurance)	1,400	35,056
Synaptics, Inc.* (Computers)	700	55,566
Synchronoss Technologies, Inc.* (Software)	700	33,460
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,960	17,875
Synergy Resources Corp.* (Oil & Gas)	1,960	19,071
SYNNEX Corp. (Software)	560	42,353
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	2,800	5,936
Syntel, Inc.* (Computers)	560	24,466
Take-Two Interactive Software, Inc.* (Software)	1,540	48,633
TAL International Group, Inc. (Trucking & Leasing)	700	13,860
Talen Energy Corp.* (Electric)	1,540	24,225
Talmer Bancorp, Inc. - Class A (Banks)	1,120	18,256
Tangoe, Inc.* (Software)	840	9,257
TASER International, Inc.* (Electronics)	980	26,676
Taylor Morrison Home Corp.* - Class A (Home Builders)	700	13,475
Team Health Holdings, Inc.* (Commercial Services)	1,260	84,937
Tech Data Corp.* (Electronics)	700	40,831
Teekay Tankers, Ltd. - Class A (Transportation)	1,820	13,049
TeleCommunication Systems, Inc.* - Class A (Internet)	1,820	6,679
Teledyne Technologies, Inc.* (Aerospace/Defense)	560	58,055
Telenav, Inc.* (Telecommunications)	840	5,880
Tenneco, Inc.* (Auto Parts & Equipment)	980	48,814
Terreno Realty Corp. (REIT)	840	17,615
TESARO, Inc.* (Pharmaceuticals)	420	24,360
Tesco Corp. (Oil & Gas Services)	980	9,408
Tessera Technologies, Inc. (Semiconductors)	980	33,967
Tetra Tech, Inc. (Environmental Control)	1,120	29,837
TETRA Technologies, Inc.* (Oil & Gas Services)	1,820	8,663
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	700	33,285
Texas Capital Bancshares, Inc.* (Banks)	840	49,510
Texas Roadhouse, Inc. - Class A (Retail)	1,260	49,631
Textainer Group Holdings, Ltd. (Trucking & Leasing)	420	9,517
TG Therapeutics, Inc.* (Pharmaceuticals)	700	12,215
The Advisory Board Co.* (Commercial Services)	700	41,930
The Andersons, Inc. (Agriculture)	560	20,888
The Bancorp, Inc.* (Banks)	840	7,014
The Brink’s Co. (Commercial Services)	840	26,233
The Buckle, Inc. (Retail)	560	24,769
The Cato Corp. - Class A (Retail)	560	21,510
The Cheesecake Factory, Inc. (Retail)	840	48,502
The E.W. Scripps Co. - Class A (Media)	1,120	24,606
The Empire District Electric Co. (Electric)	840	19,328
The Ensign Group, Inc. (Healthcare - Services)	420	21,470
The Finish Line, Inc. - Class A (Retail)	840	23,092
The Fresh Market, Inc.* (Food)	840	25,620
The GEO Group, Inc. (REIT)	1,260	47,565
The Greenbrier Cos., Inc. (Trucking & Leasing)	560	25,620
The Hackett Group, Inc. (Commercial Services)	700	8,960
The KEYW Holding Corp.* (Computers)	840	6,829
The Laclede Group, Inc. (Gas)	700	37,877
The Medicines Co.* (Biotechnology)	1,120	35,157
The Men’s Wearhouse, Inc. (Retail)	840	49,997
The New York Times Co. - Class A (Media)	2,520	33,315
The Pep Boys - Manny, Moe & Jack* (Retail)	1,120	13,272
The Rubicon Project, Inc.* (Internet)	560	9,761
The Ryland Group, Inc. (Home Builders)	840	38,194
The Spectranetics Corp.* (Healthcare - Products)	840	14,364
The St Joe Co.* (Real Estate)	1,260	20,475
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,520	19,631
Theravance Biopharma, Inc.* (Biotechnology)	700	8,778
Theravance, Inc. (Biotechnology)	1,540	23,593
Thermon Group Holdings, Inc.* (Oil & Gas Services)	700	16,891
Third Point Reinsurance, Ltd.* (Insurance)	1,540	22,884
Thoratec Corp.* (Healthcare - Products)	980	62,024
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,820	7,862
Tidewater, Inc. (Transportation)	840	16,405
Tile Shop Holdings, Inc.* (Retail)	700	9,996
Time, Inc. (Media)	1,960	43,747
TimkenSteel Corp. (Metal Fabricate/Hardware)	700	13,041

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Tiptree Financial, Inc. - Class A (Holding Companies - Diversified)	980	$5,772
Titan International, Inc. (Auto Parts & Equipment)	980	9,153
TiVo, Inc.* (Home Furnishings)	1,820	18,127
Tornier N.V.* (Healthcare - Products)	700	17,423
TowneBank (Banks)	980	17,297
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	1,120	3,674
TransEnterix, Inc.* (Healthcare - Products)	1,680	5,494
Travelport Worldwide, Ltd. (Commercial Services)	1,960	24,990
Tredegar Corp. (Miscellaneous Manufacturing)	560	9,442
TreeHouse Foods, Inc.* (Food)	700	57,372
Trevena, Inc.* (Pharmaceuticals)	980	5,704
Trex Co., Inc.* (Building Materials)	560	25,407
TRI Pointe Group, Inc.* (Home Builders)	2,800	41,440
Triangle Petroleum Corp.* (Oil & Gas)	1,400	5,194
Tribune Publishing Co. (Media)	700	10,423
TriCo Bancshares (Banks)	560	13,882
TriMas Corp.* (Miscellaneous Manufacturing)	840	19,740
TriNet Group, Inc.* (Commercial Services)	840	22,579
Triple-S Management Corp.* (Healthcare - Services)	560	12,085
Tronox, Ltd. (Chemicals)	1,260	13,835
Trovagene, Inc.* (Biotechnology)	700	5,516
TrueBlue, Inc.* (Commercial Services)	840	21,638
TrueCar, Inc.* (Internet)	1,120	7,302
TrustCo Bank Corp. (Banks)	1,960	12,211
Trustmark Corp. (Banks)	1,260	30,290
TTM Technologies, Inc.* (Electronics)	1,260	11,504
Tuesday Morning Corp.* (Retail)	980	9,192
Tumi Holdings, Inc.* (Household Products/Wares)	1,120	21,560
Tutor Perini Corp.* (Engineering & Construction)	700	14,651
Tyler Technologies, Inc.* (Software)	560	78,143
U.S. Silica Holdings, Inc. (Mining)	980	22,070
Ubiquiti Networks, Inc. (Telecommunications)	560	18,043
UIL Holdings Corp. (Electric)	980	46,981
Ultra Clean Holdings, Inc.* (Semiconductors)	980	7,428
Ultra Petroleum Corp.* (Oil & Gas)	2,660	20,695
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	560	67,720
Ultratech, Inc.* (Semiconductors)	560	8,915
UMB Financial Corp. (Banks)	700	38,374
UMH Properties, Inc. (REIT)	700	6,720
Umpqua Holdings Corp. (Banks)	3,780	67,057
Unilife Corp.* (Healthcare - Products)	3,360	5,914
Union Bankshares Corp. (Banks)	840	20,731
Unisys Corp.* (Computers)	980	15,553
Unit Corp.* (Oil & Gas)	980	19,335
United Bankshares, Inc. (Banks)	1,260	51,068
United Community Banks, Inc. (Banks)	980	20,453
United Community Financial Corp. (Savings & Loans)	1,400	7,224
United Development Funding IV (REIT)	700	12,698
United Financial Bancorp, Inc. (Savings & Loans)	980	13,220
United Natural Foods, Inc.* (Food)	840	38,245
Universal American Corp.* (Healthcare - Services)	1,120	10,382
Universal Corp. (Agriculture)	420	23,961
Universal Display Corp.* (Electrical Components & Equipment)	700	33,397
Universal Insurance Holdings, Inc. (Insurance)	700	19,194
Uranium Energy Corp.* (Mining)	3,500	4,690
Urban Edge Properties (REIT)	1,540	33,064
Urstadt Biddle Properties, Inc. - Class A (REIT)	560	10,696
UTi Worldwide, Inc.* (Transportation)	1,820	15,288
Vail Resorts, Inc. (Entertainment)	560	61,427
Valley National Bancorp (Banks)	4,060	40,275
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	980	11,995
VASCO Data Security International, Inc.* (Internet)	560	11,418
Vector Group, Ltd. (Agriculture)	1,400	35,448
Veeco Instruments, Inc.* (Semiconductors)	700	18,116
Verastem, Inc.* (Biotechnology)	980	7,154
Verint Systems, Inc.* (Software)	980	57,056
Versartis, Inc.* (Biotechnology)	560	10,136
ViaSat, Inc.* (Telecommunications)	700	43,399
Violin Memory, Inc.* (Computers)	2,800	6,608
Virgin America, Inc.* (Airlines)	560	18,670
VirnetX Holding Corp.* (Internet)	1,540	7,130
Virtusa Corp.* (Computers)	560	26,846
Vishay Intertechnology, Inc. (Electronics)	2,520	28,930
Vitamin Shoppe, Inc.* (Retail)	560	20,586
VIVUS, Inc.* (Pharmaceuticals)	3,080	4,651
Vocera Communications, Inc.* (Computers)	700	8,680
Vonage Holdings Corp.* (Telecommunications)	3,640	23,260
W&T Offshore, Inc. (Oil & Gas)	1,120	4,222
Wabash National Corp.* (Auto Manufacturers)	1,400	19,236
WageWorks, Inc.* (Diversified Financial Services)	700	34,965
Walker & Dunlop, Inc.* (Banks)	560	13,412
Walter Investment Management Corp.* (Diversified Financial Services)	700	15,260
Washington Federal, Inc. (Savings & Loans)	1,680	39,110
Washington Real Estate Investment Trust (REIT)	1,260	33,818
Waterstone Financial, Inc. (Savings & Loans)	700	9,037

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Common Stocks, continued

	Shares	Value
Watts Water Technologies, Inc. - Class A (Electronics)	560	$31,058
Wausau Paper Corp. (Household Products/Wares)	980	8,663
Web.com Group, Inc.* (Internet)	840	20,908
WebMD Health Corp.* (Internet)	700	30,506
Webster Financial Corp. (Banks)	1,540	59,536
Weight Watchers International, Inc.* (Commercial Services)	1,120	4,480
WellCare Health Plans, Inc.* (Healthcare - Services)	700	56,560
Werner Enterprises, Inc. (Transportation)	840	23,722
WesBanco, Inc. (Banks)	700	23,254
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,260	18,131
West Corp. (Telecommunications)	980	28,273
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,260	75,437
Westamerica Bancorp (Banks)	420	20,572
Western Alliance Bancorp* (Banks)	1,400	47,362
Western Asset Mortgage Capital Corp. (REIT)	840	11,651
Western Refining, Inc. (Oil & Gas)	1,260	55,641
WGL Holdings, Inc. (Gas)	840	46,956
Whitestone REIT (REIT)	560	7,241
Wilshire Bancorp, Inc. (Banks)	1,400	16,268
Windstream Holdings, Inc. (Telecommunications)	2,100	10,185
Winnebago Industries, Inc. (Home Builders)	560	12,505
Wintrust Financial Corp. (Banks)	840	45,293
WisdomTree Investments, Inc. (Diversified Financial Services)	1,960	48,804
Wolverine World Wide, Inc. (Apparel)	1,820	53,363
Woodward, Inc. (Electronics)	1,120	55,282
World Wrestling Entertainment, Inc. - Class A (Media)	700	13,699
Worthington Industries, Inc. (Iron/Steel)	840	22,730
Wright Medical Group, Inc.* (Healthcare - Products)	980	25,323
WSFS Financial Corp. (Savings & Loans)	560	16,078
Xcerra Corp.* (Semiconductors)	1,260	7,919
Xencor, Inc.* (Pharmaceuticals)	560	12,538
Xenia Hotels & Resorts, Inc. (Real Estate)	1,960	40,631
XenoPort, Inc.* (Pharmaceuticals)	1,540	11,242
XO Group, Inc.* (Internet)	700	10,381
XOMA Corp.* (Biotechnology)	2,240	1,637
Xoom Corp.* (Commercial Services)	700	17,395
XPO Logistics, Inc.* (Transportation)	1,260	54,620
Yadkin Financial Corp.* (Banks)	560	12,018
YRC Worldwide, Inc.* (Transportation)	840	16,212
ZAGG, Inc.* (Electronics)	840	6,527
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	980	33,663
Zendesk, Inc.* (Internet)	980	20,217
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,260	16,834
Zix Corp.* (Internet)	2,520	12,298
Zoe’s Kitchen, Inc.* (Retail)	560	25,116
Zogenix, Inc.* (Pharmaceuticals)	560	10,814
ZS Pharma, Inc.* (Pharmaceuticals)	2,240	133,794
Zumiez, Inc.* (Retail)	1,120	29,232
TOTAL COMMON STOCKS (Cost $23,047,950)		29,820,769

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Leap Wireless International, Inc.*+^(b) (Telecommunications)	1,900	4,788
Trius Therapeutics, Inc.*+(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—

TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d)(29.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.06%-0.11%, dated 7/31/15, due 8/3/15, total to be received $14,457,109	$14,457,000	$14,457,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,457,000)		14,457,000

TOTAL INVESTMENT SECURITIES (Cost $37,509,738) - 90.6%		44,282,557
Net other assets (liabilities) - 9.4%		4,618,541

NET ASSETS - 100.0%		$48,901,098

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2015, these securities represented 0.01% of the net assets of the fund.
*	Non-income producing security
^	The Advisor has deemed this security to be illiquid. As of July 31, 2015, these securities represented 0.01% of the net assets of the fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2015, the aggregate amount held in a segregated account was $7,153,000.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	18	9/21/15	$2,223,900	$(44,490)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

iShares Russell 2000 ETF	Goldman Sachs International	8/27/15	(0.45)%	$17,789,143	$391,181
Russell 2000 Index	Goldman Sachs International	8/27/15	0.05%	22,375,665	475,733
				40,164,808	$866,914

iShares Russell 2000 ETF	UBS AG	8/27/15	(0.15)%	2,535,407	29,750
Russell 2000 Index	UBS AG	8/27/15	0.00%+	23,055,737	351,786
				25,591,144	381,536

				$65,755,952	$1,248,450

^	Reflects the floating financing rate, as of July 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
+	Amount is less than 0.005%

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2015:

	Value	% of Net Assets
Advertising	$49,582	0.1%
Aerospace/Defense	355,411	0.7%
Agriculture	80,297	0.2%
Airlines	61,830	0.1%
Apparel	278,051	0.6%
Auto Manufacturers	36,425	0.1%
Auto Parts & Equipment	334,453	0.7%
Banks	2,242,954	4.7%
Biotechnology	1,291,790	2.6%
Building Materials	363,331	0.7%
Chemicals	504,924	1.0%
Coal	27,884	0.1%
Commercial Services	1,454,953	3.0%
Computers	930,705	1.9%
Cosmetics/Personal Care	7,378	NM
Distribution/Wholesale	168,875	0.3%
Diversified Financial Services	818,839	1.7%
Electric	657,811	1.3%
Electrical Components & Equipment	261,253	0.5%
Electronics	635,821	1.3%
Energy-Alternate Sources	99,706	0.2%
Engineering & Construction	226,237	0.5%
Entertainment	338,926	0.7%
Environmental Control	66,762	0.1%
Food	493,884	1.0%
Forest Products & Paper	39,376	0.1%
Gas	328,793	0.7%
Hand/Machine Tools	24,242	NM
Healthcare - Products	1,178,902	2.4%
Healthcare - Services	479,073	1.0%
Holding Companies - Diversified	42,865	0.1%
Home Builders	239,158	0.5%
Home Furnishings	118,429	0.2%
Household Products/Wares	107,582	0.2%
Housewares	15,628	NM
Insurance	767,927	1.6%
Internet	680,009	1.4%
Investment Companies	18,526	NM
Iron/Steel	114,275	0.2%
Leisure Time	109,412	0.2%
Lodging	147,409	0.3%
Machinery-Diversified	92,919	0.2%
Media	401,948	0.8%
Metal Fabricate/Hardware	178,804	0.4%
Mining	130,329	0.3%
Miscellaneous Manufacturing	423,660	0.9%
Multi-National	15,411	NM
Office Furnishings	166,496	0.3%
Oil & Gas	496,311	1.0%
Oil & Gas Services	278,199	0.6%
Packaging & Containers	117,208	0.2%
Pharmaceuticals	1,727,299	3.6%
Pipelines	65,009	0.1%
Real Estate	196,629	0.4%
REIT	2,854,418	5.9%
Retail	1,722,314	3.5%
Savings & Loans	482,912	1.0%
Semiconductors	1,005,726	2.1%
Software	1,507,895	3.1%
Storage/Warehousing	49,321	0.1%
Telecommunications	921,119	1.9%
Transportation	687,956	1.4%
Trucking & Leasing	48,997	0.1%
Water	54,989	0.1%
Other **	19,075,541	39.0%
Total	$48,901,098	100.0%

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2015

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), including the summary schedules of portfolio investments, as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the financial statements), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of portfolio investments as of July 31, 2015 (included in Item 6 of this Form-NCSR). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of portfolio investments referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
September 25, 2015

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 28, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 28, 2015

* Print the name and title of each signing officer under his or her signature.